    As filed with the Securities and Exchange Commission on April 26, 2018

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 54                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 328                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2018 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (formerly,
  BlackRock Value Opportunities V.I. Fund -- Class III Shares)

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares



Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (formerly,
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2) CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable Portfolio
  -- Loomis Sayles Growth Fund -- Class 1)


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares (formerly, Balanced
  Portfolio -- Service Shares)
Janus Henderson Forty Portfolio -- Service Shares (formerly, Forty Portfolio --
  Service Shares)


MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Janus Henderson Overseas Portfolio -- Service Shares (formerly, Overseas
  Portfolio -- Service Shares)


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:

BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (formerly,
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares)


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................   7

Fee Tables.................................................  10
   Examples................................................  18

Synopsis...................................................  20

Condensed Financial Information............................  24

The Company................................................  24

Financial Condition of the Company.........................  24

The Separate Account.......................................  25
   The Portfolios..........................................  25
   Subaccounts.............................................  27
   Voting Rights...........................................  35
   Asset Allocation Program................................  35

The Guarantee Account......................................  45

Charges and Other Deductions...............................  46
   Transaction Expenses....................................  46
       Surrender Charge....................................  46
       Exceptions to the Surrender Charge..................  47
   Deductions from the Separate Account....................  47
   Charges for the Living Benefit Rider Options............  47
   Charges for the Death Benefit Rider Options.............  51
   Other Charges...........................................  52

The Contract...............................................  53
   Purchase of the Contract................................  53
   Ownership...............................................  54
   Assignment..............................................  54
   Purchase Payments.......................................  55
   Valuation Day and Valuation Period......................  55
   Allocation of Purchase Payments.........................  55
   Valuation of Accumulation Units.........................  56

Transfers..................................................  56
   Transfers Before the Annuity Commencement Date..........  56
   Transfers from the Guarantee Account to the Subaccounts.  57
   Transfers from the Subaccounts to the Guarantee Account.  57
   Transfers Among the Subaccounts.........................  57
   Telephone/Internet Transactions.........................  58
   Confirmation of Transactions............................  58
   Special Note on Reliability.............................  58
   Transfers by Third Parties..............................  59
   Special Note on Frequent Transfers......................  59
   Dollar Cost Averaging Program...........................  60
   Defined Dollar Cost Averaging Program...................  61
   Portfolio Rebalancing Program...........................  62
   Guarantee Account Interest Sweep Program................  63

Surrenders and Partial Withdrawals...................................................................    63
   Surrenders and Partial Withdrawals................................................................    63
   Restrictions on Distributions from Certain Contracts..............................................    64
   Systematic Withdrawal Program.....................................................................    65
   Guaranteed Minimum Withdrawal Benefit Rider Options...............................................    66
       Lifetime Income Plus Solution.................................................................    66
       Lifetime Income Plus 2008.....................................................................    79
       Lifetime Income Plus 2007.....................................................................    92
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)................................................   100
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of
         state insurance department approval)........................................................   107
       Guaranteed Withdrawal Advantage...............................................................   113
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options...............   117
   Annuity Cross Funding Program.....................................................................   118

Death of Owner and/or Annuitant......................................................................   119
   Distribution Provisions Upon Death of Owner or Joint Owner........................................   119
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date..........................   120
   Basic Death Benefit...............................................................................   120
   Annual Step-Up Death Benefit Rider Option.........................................................   120
   5% Rollup Death Benefit Rider Option..............................................................   121
   Earnings Protector Death Benefit Rider Option.....................................................   122
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.....   123
   Termination of Death Benefit Rider Options When Contract Assigned or Sold.........................   123
   How to Claim Proceeds and/or Death Benefit Payments...............................................   123
   Distribution Rules................................................................................   126

Income Payments......................................................................................   126
   Income Payments and the Annuity Commencement Date.................................................   126
   Optional Payment Plans............................................................................   128
   Variable Income Payments..........................................................................   129
   Transfers After the Annuity Commencement Date.....................................................   129
   Guaranteed Income Advantage.......................................................................   130
   Payment Protection Rider Options..................................................................   138
       Payment Optimizer Plus........................................................................   138
       Principal Protection Advantage................................................................   148

Tax Matters..........................................................................................   154
   Introduction......................................................................................   154
   Taxation of Non-Qualified Contracts...............................................................   154
   Section 1035 Exchanges............................................................................   157
   Qualified Retirement Plans........................................................................   158
   Federal Income Tax Withholding....................................................................   162
   State Income Tax Withholding......................................................................   162
   Tax Status of the Company.........................................................................   162
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.......................................   162
   Definition of Spouse Under Federal Law............................................................   163
   Annuity Purchases by Residents of Puerto Rico.....................................................   163
   Annuity Purchases by Nonresident Aliens and Foreign Corporations..................................   163
   Foreign Tax Credits...............................................................................   163
   Changes in the Law................................................................................   163

Requesting Payments...........................................    163

Sale of the Contracts.........................................    164

Additional Information........................................    165
   Owner Questions............................................    165
   Return Privilege...........................................    165
   State Regulation...........................................    165
   Evidence of Death, Age, Gender, Marital Status or Survival.    166
   Records and Reports........................................    166
   Other Information..........................................    166
   Exemption to File Periodic Report..........................    166
   Unclaimed Property.........................................    166
   Legal Proceedings..........................................    166

Appendix A -- Examples of the Available Death Benefits........    A-1

Appendix B -- Condensed Financial Information.................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received as a Percentage of the
                                                   the Purchase Payment    Purchase Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses. The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/ (as a percentage of your Contract
 Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses. The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses. The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%   1.79%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.32% and 1.79%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,174      $2,463      $3,697       $6,788

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $526       $1,829      $3,163       $6,644

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $643       $1,950      $3,290       $6,788

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,112      $2,241      $3,268       $5,566

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $526       $1,666      $2,788       $5,520

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $576       $1,715      $2,837       $5,566

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,068      $2,118      $3,075       $5,227

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $429       $1,483      $2,532       $5,129

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $529       $1,583      $2,632       $5,227

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for

Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective             as applicable)
                         -----------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               total return consistent with
                                                            the Adviser's determination
                                                            of reasonable risk.
                         -----------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and       Invesco Advisers, Inc.
                         Class II shares                    income through investments in
                                                            equity securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common and
                                                            preferred stocks.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.   Invesco Advisers, Inc.
                         Series I shares
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital             Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and current
                                                            income.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that   Management, Inc.
INC.                                                        seeks to protect against U.S.
                                                            inflation.
                         -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total     Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Market V.I. Fund -- Class III      growth.
                         Shares (formerly, BlackRock
                         Value Opportunities V.I. Fund --
                         Class III Shares)
                         -----------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.         Seeks capital appreciation     BlackRock Advisors, LLC
                         Fund -- Class III Shares           and, secondarily, income.
                         -----------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares           return.
                         -----------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective                 as applicable)
                         ------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --     The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2      growth of capital.             Advisers, LLC (subadvised by
                         (formerly, Columbia Variable                                      Threadneedle International Limited)
                         Portfolio -- Select International
                         Equity Fund -- Class 2)
                         ------------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles         The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1 (formerly,  growth of capital.             Advisers, LLC (subadvised by
                         Variable Portfolio -- Loomis                                      Loomis, Sayles & Company, L.P.)
                         Sayles Growth Fund -- Class 1)
                         ------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of     Eaton Vance Management
TRUST                                                       current income.
                         ------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond         Seeks high current income.     Federated Investment Management
SERIES                   Fund II -- Service Shares                                         Company
                         ------------------------------------------------------------------------------------------------------
                         Federated Kaufmann Fund II --      Seeks capital appreciation.    Federated Equity Management
                         Service Shares                                                    Company of Pennsylvania
                                                                                           (subadvised by Federated Global
                                                                                           Investment Management Corp.)
                         ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --          Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                    growth consistent with         Company (FMR) (subadvised by
                                                            reasonable risk.               Fidelity Investments Money
                                                                                           Management, Inc. (FIMM), FMR
                                                                                           Co., Inc. (FMRC), Fidelity
                                                                                           Research & Analysis Company
                                                                                           (FRAC), Fidelity Management &
                                                                                           Research (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International Investment
                                                                                           Advisors (FIIA), Fidelity
                                                                                           International Investment Advisors
                                                                                           (U.K.) Limited (FIIA(U.K.)L), and
                                                                                           Fidelity Investments Japan Limited
                                                                                           (FIJ))
                         ------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --     Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         ------------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital                Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                         Appreciation Portfolio --                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                         Service Class 2                                                   FIJ)
                         ------------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            potential for capital          FIJ)
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                         ------------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio --            Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         ------------------------------------------------------------------------------------------------------
                         VIP Growth & Income                Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Service Class 2       through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            current income and capital     FIJ)
                                                            appreciation.
                         ------------------------------------------------------------------------------------------------------
                         VIP Growth Opportunities           The fund seeks to provide      FMR (subadvised by FMRC, FMR
                         Portfolio -- Service Class 2       capital growth.                U.K., Fidelity Management &
                                                                                           Research (Hong Kong) Limited
                                                                                           (FMR H.K.), and Fidelity
                                                                                           Management & Research (Japan)
                                                                                           Inc. (FMR Japan))
                         ------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                 Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------------
                        VIP Investment Grade Bond           Seeks as high a level of       FMR (subadvised by FIMM, FRAC,
                        Portfolio -- Service Class 2        current income as is           FIIA and FIIA(U.K.)L)
                                                            consistent with the
                                                            preservation of capital.
                        -----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        Service Class 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --   Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                        Service Class 2                                                    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares              with income as a secondary
PRODUCTS TRUST                                              goal. The fund normally
                                                            invests primarily in U.S. and
                                                            foreign equity securities
                                                            that the manager believes are
                                                            undervalued.
                        -----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --        Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                      growth. Under normal market
                                                            conditions, the fund invests
                                                            predominantly in equity
                                                            securities of companies
                                                            located anywhere in the
                                                            world, including developing
                                                            markets.
                        -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government            Maximum current income to the  Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --                extent consistent with the     L.P.
                        Service Shares/1/                   preservation of capital and
                                                            the maintenance of liquidity
                                                            by investing exclusively in
                                                            high quality money market
                                                            instruments.
                        -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced            Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares         growth, consistent with
                        (formerly, Balanced Portfolio --    preservation of capital and
                        Service Shares)                     balanced by current income.
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty Portfolio     A non-diversified              Janus Capital Management LLC
                        -- Service Shares (formerly, Forty  portfolio/2/ that seeks
                        Portfolio -- Service Shares)        long-term growth of capital.
                        -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --       The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares                objective is to seek total     Company
                                                            return.
                        -----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series --          The fund's investment          Massachusetts Financial Services
                        Service Class Shares                objective is to seek total     Company
                                                            return.
                        -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio --           objective is to seek capital   Company
                        Service Class Shares                appreciation.
                        -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                 The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS           Appreciation Fund/VA --             appreciation.                  (subadvised by OppenheimerFunds,
                        Service Shares                                                     Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Conservative            The Fund seeks total return.   OFI Global Asset Management, Inc.
                        Balanced Fund/VA --                                                (subadvised by OppenheimerFunds,
                        Service Shares                                                     Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --       The Fund seeks capital         OFI Global Asset Management, Inc.
                        Service Shares                      appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                as applicable)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street            The Fund seeks capital         OFI Global Asset Management, Inc.
                       Fund/VA -- Service Shares          appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --             Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST        Advisor Class Shares               consistent with preservation   Company LLC/Research Affiliates,
                                                          of real capital and prudent    LLC
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative        consistent with preservation   Company LLC
                       Class Shares                       of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --              Seeks long-term growth of      Prudential Investments LLC
FUND                   Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                         Investors U.S. LLC)
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES       Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
FUNDS, INC.                                               capital appreciation.          Investment Management LLC)
                       -----------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.                       (subadvised by Palisade Capital
                                                                                         Management, L.L.C., Champlain
                                                                                         Investment Partners, LLC,
                                                                                         GlobeFlex Capital, LP, Kennedy
                                                                                         Capital Management, Inc. and
                                                                                         SouthernSun Asset Management,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
                                                          return, composed of current
                                                          income and capital
                                                          appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                       -----------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.
                       -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
TRUST                  Fund -- Class 2                    capital appreciation.          LLC (subadvised by Wells Capital
                                                                                         Management Incorporated)
                       -----------------------------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                     Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective             as applicable)
                    ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas          Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares       capital.
                    (formerly, Overseas Portfolio --
                    Service Shares)
                    ----------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective                as applicable)
                          -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND   Service Class 2                    return with reduced risk over  Company (FMR) (subadvised by
                                                             the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds, and short-term          Co., Inc. (FMRC), Fidelity
                                                             instruments.                   Research & Analysis Company
                                                                                            (FRAC), Fidelity Management &
                                                                                            Research (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited (FIIA(U.K.)L), and
                                                                                            Fidelity Investments Japan Limited
                                                                                            (FIJ))
                          -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS             Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
VARIABLE INSURANCE TRUST  Fund -- Institutional Shares       appreciation.                  L.P.
                          -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) New Discovery Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST           Service Class Shares               objective is to seek capital   Company
                                                             appreciation.
                          -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective              as applicable)
                    ------------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Value Opportunities  Long-term growth of capital.       Invesco Advisers, Inc.
INSURANCE FUNDS     Fund -- Series II shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                    ------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Focus         Seeks long-term capital growth.    BlackRock Advisors, LLC
SERIES FUNDS, INC.  Growth V.I. Fund -- Class III
                    Shares (formerly, BlackRock
                    Large Cap Growth V.I. Fund --
                    Class III Shares)
                    ------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In              Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive  Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                    LLC (subadvised by ClearBridge
                                                                                       Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I       capital. Current income is a   LLC (subadvised by ClearBridge
                                                        secondary objective.           Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares            objective is to seek capital   Company
                                                        appreciation.
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Discovery Mid Cap    The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Growth Fund/VA --                appreciation.                  (subadvised by OppenheimerFunds,
                       Service Shares                                                  Inc.)
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/1/         Seeks to provide investment    Security Global Investors, LLC
                                                        results that correspond to a   known as Guggenheim Investments
                                                        benchmark for
                                                        over-the-counter securities.
                                                        The portfolio's current
                                                        benchmark is the NASDAQ 100
                                                        Index(TM).
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                  consistent with prudent
FUNDS, INC.                                             investment management and the
                                                        preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           capital and future income
                                                        rather than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                        Class 1 Shares/2/               accumulation of income that
                                                        corresponds to the investment
                                                        return of the S&P 500(R)
                                                        Index.
                       -----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective                    as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds      Seeks capital appreciation, with          Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund --       income as a secondary goal. Under         (the fund's administrator)
PRODUCTS TRUST      Class 2 Shares/1/            normal market conditions, the fund
                                                 invests equal portions in Class 1 shares
                                                 of Franklin Income VIP Fund;
                                                 Franklin Mutual Shares VIP Fund; and
                                                 Templeton Growth VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --  Seeks to maximize income while            Franklin Advisers, Inc.
                    Class 2 Shares               maintaining prospects for capital
                                                 appreciation. The fund normally
                                                 invests in both equity and debt
                                                 securities.
                    --------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the

"Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.


In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 20, 2018, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 20, 2018



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      3%      5%      7%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                3%      6%     10%     13%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        27%     20%     14%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   27%     20%     14%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        8%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       9%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               9%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          5%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    6%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          5%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 20, 2018



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
CTIVP/SM/ -- Loomis Sayles Growth Fund    V.I. Fund -- Class III Shares            Administrative Class Shares
 -- Class 1 (formerly, Variable           (formerly, BlackRock Value
 Portfolio -- Loomis Sayles Growth Fund   Opportunities V.I. Fund -- Class III
 -- Class 1)                              Shares)
Fidelity VIP Balanced Portfolio --       Columbia Variable Portfolio -- Overseas
 Service Class 2                          Core Fund -- Class 2 (formerly,
Fidelity VIP Contrafund(R) Portfolio --   Columbia Variable Portfolio -- Select
 Service Class 2                          International Equity Fund -- Class 2)
Fidelity VIP Equity-Income Portfolio --  Eaton Vance VT Floating-Rate Income Fund
 Service Class 2                         Federated High Income Bond Fund II --
Fidelity VIP Growth & Income Portfolio    Service Shares
 -- Service Class 2                      Federated Kaufmann Fund II -- Service
Franklin Templeton VIP Franklin Mutual    Shares
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Dynamic Capital
Franklin Templeton VIP Templeton Growth   Appreciation Portfolio -- Service
 VIP Fund -- Class 2 Shares               Class 2
Invesco V.I. American Franchise Fund --  Fidelity VIP Growth Portfolio --
 Series I shares                          Service Class 2
Invesco V.I. Comstock Fund -- Series II  Fidelity VIP Growth Opportunities
 shares                                   Portfolio -- Service Class 2
Invesco V.I. Core Equity Fund -- Series  Fidelity VIP Mid Cap Portfolio --
 I shares                                 Service Class 2
Invesco V.I. Equity and Income Fund --   Fidelity VIP Value Strategies Portfolio
 Series II shares                         -- Service Class 2
Invesco V.I. International Growth Fund   Janus Henderson Forty Portfolio --
 -- Series II shares                      Service Shares
Janus Henderson Balanced Portfolio --    MFS(R) Utilities Series -- Service
 Service Shares                           Class Shares
MFS(R) Total Return Series -- Service    Oppenheimer Main Street Small Cap
 Class Shares                             Fund(R)/VA -- Service Shares
Oppenheimer Capital Appreciation         PIMCO VIT All Asset Portfolio --
 Fund/VA -- Service Shares                Advisor Class Shares
Oppenheimer Conservative Balanced        PIMCO VIT High Yield Portfolio --
 Fund/VA -- Service Shares                Administrative Class Shares
Oppenheimer Global Fund/VA -- Service    Prudential Jennison Portfolio --
 Shares                                   Class II Shares
Oppenheimer Main Street Fund/VA --       Prudential Jennison 20/20 Focus
 Service Shares                           Portfolio -- Class II Shares
State Street Total Return V.I.S. Fund    Prudential Natural Resources Portfolio
 -- Class 3 Shares                        -- Class II Shares
State Street U.S. Equity V.I.S. Fund --  State Street Real Estate Securities
 Class 1 Shares                           V.I.S. Fund -- Class 1 Shares
                                         State Street Small-Cap Equity V.I.S.
                                          Fund -- Class 1 Shares
                                         Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.


We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit Rider Options" and "Payment Protection Rider Options.")


Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire

       Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the

Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the

Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and
(ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death

Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. --
       Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

         Single Annuitant Contract      0.75% of benefit base
------------------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,945        100,000      50,000
75        35,945         5,000         30,197        100,000      45,000
76        30,197         5,000         24,563        100,000      40,000
77        24,563         5,000         19,041        100,000      35,000
78        19,041         5,000         13,631        100,000      30,000
79        13,631         5,000          8,328        100,000      25,000
80         8,328         5,000          3,131        100,000      20,000
81         3,131         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $ 100,000       $7,000        $91,000      $       100,000 $ 93,000
       91,000        7,000         82,180                        86,000
       82,180        7,000         73,536                        79,000
       73,536        7,000         65,066                        72,000
       65,066        7,000         56,764                        65,000
       56,764        7,000         48,629                        58,000
       48,629        7,000         40,656                        51,000
       40,656        7,000         32,813                        44,000
       32,813        7,000         25,127                        37,000
       25,127        7,000         17,595                        30,000
       17,595        7,000         10,213                        23,000
       10,213        7,000          2,978                        16,000
        2,978        7,000             --                         9,000
           --        7,000             --                         2,000
           --        2,000             --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $ 100,000            --       $98,000      $       100,000 $100,000
       98,000            --        96,040                       100,000
       96,040            --        94,119                       100,000
       94,119            --        92,237                       100,000
       92,237            --        90,392                       100,000
       90,392       $10,000        78,584                        90,000
       78,584        10,000        67,013                        80,000
       67,013        10,000        55,672                        70,000
       55,672        10,000        44,559                        60,000
       44,559        10,000        33,638                        50,000
       33,638        10,000        22,935                        40,000
       22,935        10,000        12,446                        30,000
       12,446        10,000         2,167                        20,000
        2,167        10,000            --                        10,000
           --        10,000            --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the

Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                         Value of
                                           GIS                Value of  Guaranteed
       Value of              Value of   Subaccount              GIS      Minimum
     Subaccounts  Scheduled Subaccounts     at     Scheduled Subaccount   Annual
     at Beginning Transfers   at End    Beginning  Transfers   at End    Payment
Year   of Year      Made      of Year    of Year     Made     of Year    Accrued
----------------------------------------------------------------------------------
  1    $96,000     $96,000      $0       $      0   $96,000   $100,800    $9,700
  2          0           0       0        100,800         0    105,840     9,700
  3          0           0       0        105,840         0    111,132     9,700
  4          0           0       0        111,132         0    116,689     9,700
  5          0           0       0        116,689         0    122,523     9,700
  6          0           0       0        122,523         0    128,649     9,700
  7          0           0       0        128,649         0    135,082     9,700
  8          0           0       0        135,082         0    141,836     9,700
  9          0           0       0        141,836         0    148,928     9,700
 10          0           0       0        148,928         0    156,374     9,700
----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

       (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               Income Base, Less
                                                  Commutation
                                                 Charge, Less
        Annual Monthly Commutation Adjustment   Monthly Income   Commutation
Annuity Income Income    Base -     Account -    Paid - End of     Value -
 Year   Amount  Paid   End of Year End of Year       Year        End of Year
----------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
   2     7,068  7,560    110,399      1,246          86,880         86,880
   3     7,340  7,560    111,304      1,466          79,320         79,320
   4     7,622  7,560    111,977      1,404          72,760         72,760
   5     7,915  7,560    112,386      1,049          66,200         66,200
   6     8,220  7,560    112,500        389          62,640         62,640
----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program, and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payment due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern

District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.94            $13.55            --     2017
                                                            11.65             11.94            --     2016
                                                            11.71             11.65            --     2015
                                                            11.14             11.71            --     2014
                                                             9.76             11.14            --     2013
                                                             8.77              9.76            --     2012
                                                             9.22              8.77            --     2011
                                                             8.52              9.22            --     2010
                                                             6.97              8.52            --     2009
                                                            10.18              6.97            --     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.56            $15.47            --     2017
                                                            11.88             11.56         2,483     2016
                                                            11.79             11.88         2,488     2015
                                                            11.47             11.79         3,430     2014
                                                             9.50             11.47         2,824     2013
                                                             8.55              9.50         3,731     2012
                                                            11.37              8.55         4,093     2011
                                                             9.77             11.37         4,968     2010
                                                             6.50              9.77         3,910     2009
                                                            12.61              6.50         4,205     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.87            $20.80         1,174     2017
                                                            16.39             17.87         1,571     2016
                                                            16.47             16.39         1,750     2015
                                                            15.35             16.47         2,843     2014
                                                            11.62             15.35         2,157     2013
                                                            10.10             11.62         2,735     2012
                                                             9.70             10.10         6,775     2011
                                                             8.76              9.70        13,546     2010
                                                             7.42              8.76        23,200     2009
                                                            12.74              7.42        27,560     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.83            $12.07         3,215     2017
                                                            10.10              9.83         3,364     2016
                                                            10.05             10.10         3,531     2015
                                                            10.94             10.05         4,113     2014
                                                             9.08             10.94         3,417     2013
                                                             8.10              9.08         5,462     2012
                                                            10.25              8.10         4,361     2011
                                                            10.01             10.25        11,521     2010
                                                             7.59             10.01        14,114     2009
                                                            16.56              7.59        22,719     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $19.32            $24.97            --     2017
                                                                        19.23             19.32            --     2016
                                                                        17.68             19.23            --     2015
                                                                        15.82             17.68            --     2014
                                                                        11.76             15.82            --     2013
                                                                        10.27             11.76            --     2012
                                                                        10.87             10.27            --     2011
                                                                        10.09             10.87            --     2010
                                                                         7.49             10.09         5,639     2009
                                                                        12.69              7.49         1,234     2008
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.60            $21.80            --     2017
                                                                        15.92             16.60            --     2016
                                                                        16.48             15.92            --     2015
                                                                        17.14             16.48            --     2014
                                                                        12.02             17.14           666     2013
                                                                        10.67             12.02           944     2012
                                                                        10.43             10.67         1,259     2011
                                                                         7.78             10.43         1,589     2010
                                                                         5.61              7.78            --     2009
                                                                        10.52              5.61            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.41            $18.01            15     2017
                                                                        14.35             14.41            15     2016
                                                                        13.92             14.35            16     2015
                                                                        13.08             13.92           465     2014
                                                                         9.51             13.08         3,328     2013
                                                                        10.00              9.51         4,811     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.20            $22.69            --     2017
                                                                        18.17             18.20            --     2016
                                                                        17.67             18.17           432     2015
                                                                        16.65             17.67           443     2014
                                                                        12.13             16.65           714     2013
                                                                        10.90             12.13           840     2012
                                                                        11.86             10.90           990     2011
                                                                        10.11             11.86         1,145     2010
                                                                         6.22             10.11         1,355     2009
                                                                        12.45              6.22         4,136     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $18.62            $21.48         1,983     2017
                                                                        16.21             18.62         4,606     2016
                                                                        17.61             16.21         5,988     2015
                                                                        16.44             17.61         8,793     2014
                                                                        12.35             16.44        15,950     2013
                                                                        10.58             12.35        19,633     2012
                                                                        11.01             10.58        23,876     2011
                                                                         9.70             11.01        36,197     2010
                                                                         7.69              9.70        47,796     2009
                                                                        12.21              7.69        60,356     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.69            $17.43            --     2017
                                                                        14.50             15.69            --     2016
                                                                        15.68             14.50            --     2015
                                                                        14.77             15.68            --     2014
                                                                        11.64             14.77         1,303     2013
                                                                        10.42             11.64         1,889     2012
                                                                        10.62             10.42         2,215     2011
                                                                         9.88             10.62         3,871     2010
                                                                         7.84              9.88         4,343     2009
                                                                        11.44              7.84         3,408     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $14.71            $16.00            --     2017
                                                                               13.05             14.71            --     2016
                                                                               13.65             13.05         8,900     2015
                                                                               12.79             13.65         8,918     2014
                                                                               10.43             12.79            --     2013
                                                                                9.46             10.43            --     2012
                                                                                9.76              9.46            --     2011
                                                                                8.88              9.76            --     2010
                                                                                7.38              8.88            --     2009
                                                                                9.73              7.38            --     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.28            $19.61           684     2017
                                                                               16.70             16.28           721     2016
                                                                               17.47             16.70           779     2015
                                                                               17.78             17.47         1,450     2014
                                                                               15.26             17.78         2,056     2013
                                                                               13.49             15.26         2,842     2012
                                                                               14.78             13.49         2,895     2011
                                                                               13.37             14.78         7,521     2010
                                                                               10.10             13.37         6,416     2009
                                                                               17.30             10.10        12,515     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.98            $14.94         2,300     2017
                                                                               11.22             12.98         2,475     2016
                                                                               12.79             11.22         2,765     2015
                                                                               12.25             12.79         3,092     2014
                                                                                9.36             12.25         5,499     2013
                                                                                8.11              9.36         7,361     2012
                                                                                8.55              8.11         8,749     2011
                                                                                8.15              8.55        12,888     2010
                                                                                5.62              8.15        19,948     2009
                                                                               11.90              5.62        25,508     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.85            $12.06         1,698     2017
                                                                               11.56             11.85         1,789     2016
                                                                               12.08             11.56         1,933     2015
                                                                               11.92             12.08         2,039     2014
                                                                               13.27             11.92         2,466     2013
                                                                               12.59             13.27         3,491     2012
                                                                               11.47             12.59         5,459     2011
                                                                               11.12             11.47         6,710     2010
                                                                               10.28             11.12         1,292     2009
                                                                               10.65             10.28         2,803     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.34            $22.73            --     2017
                                                                               16.79             20.34            --     2016
                                                                               18.35             16.79            --     2015
                                                                               17.80             18.35            --     2014
                                                                               12.76             17.80         1,731     2013
                                                                               11.48             12.76         2,518     2012
                                                                               12.01             11.48         3,249     2011
                                                                                9.53             12.01         5,177     2010
                                                                                7.59              9.53         4,821     2009
                                                                               12.93              7.59         7,125     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Basic Value V.I.
   Fund -- Class III Shares          $18.83            $19.96         2,846     2017
                                      16.29             18.83         2,849     2016
                                      17.69             16.29         4,260     2015
                                      16.44             17.69         4,336     2014
                                      12.17             16.44         3,405     2013
                                      10.89             12.17         3,871     2012
                                      11.42             10.89         5,494     2011
                                      10.34             11.42         6,539     2010
                                       8.05             10.34        11,748     2009
                                      13.00              8.05        13,280     2008
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $16.54            $18.46            17     2017
                                      16.23             16.54           937     2016
                                      16.70             16.23           939     2015
                                      16.69             16.70        10,162     2014
                                      14.87             16.69        11,840     2013
                                      13.77             14.87        13,649     2012
                                      14.56             13.77        26,800     2011
                                      13.52             14.56        29,995     2010
                                      11.39             13.52         2,743     2009
                                      14.45             11.39         4,895     2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class
   III Shares                        $18.77            $23.81            39     2017
                                      17.78             18.77            53     2016
                                      17.67             17.78            69     2015
                                      15.80             17.67            85     2014
                                      12.05             15.80           101     2013
                                      10.69             12.05           118     2012
                                      10.65             10.69           146     2011
                                       9.42             10.65           662     2010
                                       7.58              9.42         1,871     2009
                                      13.07              7.58         1,988     2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.68            $12.09        11,190     2017
                                      10.00              9.68        13,902     2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.42            $13.61        14,084     2017
                                      10.00             10.42        14,399     2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.75            $12.94         6,783     2017
                                      11.92             12.75        14,738     2016
                                      12.27             11.92        18,077     2015
                                      12.43             12.27        27,909     2014
                                      12.20             12.43        29,534     2013
                                      11.58             12.20        35,681     2012
                                      11.50             11.58        41,599     2011
                                      10.74             11.50        38,631     2010
                                       7.58             10.74        34,470     2009
                                      10.60              7.58        51,873     2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $18.84            $19.70         2,126     2017
                                      16.76             18.84         2,754     2016
                                      17.55             16.76         5,523     2015
                                      17.46             17.55         6,462     2014
                                      16.67             17.46         5,657     2013
                                      14.86             16.67         6,617     2012
                                      14.43             14.86         8,367     2011
                                      12.85             14.43        10,382     2010
                                       8.59             12.85        11,816     2009
                                      11.84              8.59        17,366     2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $19.81            $24.88          2,370    2017
                                                                         19.51             19.81          2,681    2016
                                                                         18.73             19.51          3,098    2015
                                                                         17.44             18.73         10,254    2014
                                                                         12.72             17.44         14,698    2013
                                                                         11.08             12.72         18,118    2012
                                                                         13.04             11.08         22,191    2011
                                                                         11.29             13.04         27,315    2010
                                                                          8.91             11.29         39,814    2009
                                                                         15.62              8.91         52,027    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.06            $16.81             --    2017
                                                                         14.92             15.06             82    2016
                                                                         15.21             14.92          1,326    2015
                                                                         14.68             15.21          1,705    2014
                                                                         12.97             14.68          2,171    2013
                                                                         11.77             12.97          2,546    2012
                                                                         12.34             11.77          3,006    2011
                                                                         11.03             12.34          9,075    2010
                                                                          8.73             11.03          9,324    2009
                                                                         12.51              8.73          8,893    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.66            $17.85             --    2017
                                                                         14.91             15.66             --    2016
                                                                         15.14             14.91          7,991    2015
                                                                         14.02             15.14          8,007    2014
                                                                         11.97             14.02             --    2013
                                                                         10.63             11.97             --    2012
                                                                         11.26             10.63             --    2011
                                                                          9.74             11.26             --    2010
                                                                          7.17              9.74             --    2009
                                                                         11.10              7.17             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.65            $25.84         36,821    2017
                                                                         20.48             21.65         52,677    2016
                                                                         20.78             20.48         53,871    2015
                                                                         18.96             20.78         63,117    2014
                                                                         14.75             18.96         64,316    2013
                                                                         12.94             14.75         72,280    2012
                                                                         13.56             12.94         82,195    2011
                                                                         11.82             13.56        102,039    2010
                                                                          8.89             11.82        130,530    2009
                                                                         15.80              8.89        167,473    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $19.57            $23.73             --    2017
                                                                         19.42             19.57             --    2016
                                                                         19.59             19.42             --    2015
                                                                         18.04             19.59            788    2014
                                                                         13.29             18.04            960    2013
                                                                         11.08             13.29          1,442    2012
                                                                         11.61             11.08          1,942    2011
                                                                         10.02             11.61          3,278    2010
                                                                          7.52             10.02          3,771    2009
                                                                         13.06              7.52          5,265    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $17.03            $18.83         8,578     2017
                                                                  14.74             17.03         9,270     2016
                                                                  15.69             14.74         9,906     2015
                                                                  14.73             15.69        12,333     2014
                                                                  11.74             14.73         9,885     2013
                                                                  10.22             11.74        13,316     2012
                                                                  10.35             10.22        14,437     2011
                                                                   9.17             10.35        22,087     2010
                                                                   7.19              9.17        38,744     2009
                                                                  12.82              7.19        52,043     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.37            $21.03         1,571     2017
                                                                  16.16             18.37         2,720     2016
                                                                  16.90             16.16         2,855     2015
                                                                  15.62             16.90         2,949     2014
                                                                  11.94             15.62         1,085     2013
                                                                  10.29             11.94         1,437     2012
                                                                  10.34             10.29         1,489     2011
                                                                   9.20             10.34         2,271     2010
                                                                   7.38              9.20         3,619     2009
                                                                  12.94              7.38         3,907     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.10            $21.21         1,455     2017
                                                                  16.39             16.10         1,534     2016
                                                                  15.86             16.39         1,657     2015
                                                                  14.43             15.86           965     2014
                                                                  10.69             14.43           676     2013
                                                                  10.00             10.69         1,268     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $16.92            $22.39            --     2017
                                                                  17.14             16.92            --     2016
                                                                  16.34             17.14            --     2015
                                                                  14.99             16.34         1,092     2014
                                                                  11.23             14.99         2,731     2013
                                                                  10.00             11.23         3,057     2012
                                                                  10.19             10.00         3,444     2011
                                                                   8.39             10.19         7,321     2010
                                                                   6.68              8.39         8,112     2009
                                                                  12.91              6.68         9,133     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.38            $12.64         2,712     2017
                                                                  12.07             12.38         2,858     2016
                                                                  12.40             12.07         3,088     2015
                                                                  11.97             12.40         3,247     2014
                                                                  12.45             11.97            --     2013
                                                                  12.01             12.45            --     2012
                                                                  11.43             12.01            --     2011
                                                                  10.83             11.43         2,872     2010
                                                                   9.56             10.83         4,259     2009
                                                                  10.09              9.56         8,220     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $24.93            $29.50         4,952     2017
                                                                  22.70             24.93         5,449     2016
                                                                  23.51             22.70         6,427     2015
                                                                  22.59             23.51        13,167     2014
                                                                  16.94             22.59        18,374     2013
                                                                  15.06             16.94        23,662     2012
                                                                  17.22             15.06        30,211     2011
                                                                  13.64             17.22        49,145     2010
                                                                   9.95             13.64        64,573     2009
                                                                  16.78              9.95        86,250     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.46            $21.58         1,176     2017
                                                                         17.21             18.46         1,814     2016
                                                                         18.12             17.21         2,001     2015
                                                                         17.33             18.12         2,556     2014
                                                                         13.56             17.33         2,158     2013
                                                                         10.87             13.56         3,477     2012
                                                                         12.18             10.87         4,329     2011
                                                                          9.82             12.18         5,214     2010
                                                                          6.37              9.82         4,765     2009
                                                                         13.32              6.37         5,614     2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.83            $13.00            --     2017
                                                                         10.65             11.83            --     2016
                                                                         11.57             10.65            --     2015
                                                                         11.46             11.57            --     2014
                                                                          9.43             11.46            --     2013
                                                                          8.33              9.43            --     2012
                                                                          8.62              8.33            --     2011
                                                                          7.97              8.62            --     2010
                                                                          6.23              7.97            --     2009
                                                                          9.90              6.23            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.24            $17.48         1,083     2017
                                                                         14.51             16.24         1,099     2016
                                                                         15.90             14.51         1,206     2015
                                                                         15.49             15.90         2,206     2014
                                                                         13.85             15.49         2,747     2013
                                                                         12.52             13.85         3,327     2012
                                                                         12.46             12.52         4,082     2011
                                                                         11.27             12.46        20,174     2010
                                                                          8.47             11.27        19,857     2009
                                                                         12.27              8.47        50,094     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.55            $18.67            --     2017
                                                                         15.41             17.55            --     2016
                                                                         16.51             15.41            --     2015
                                                                         15.71             16.51         1,548     2014
                                                                         12.48             15.71         3,421     2013
                                                                         11.13             12.48         4,884     2012
                                                                         11.45             11.13         5,952     2011
                                                                         10.50             11.45        15,610     2010
                                                                          8.48             10.50        14,829     2009
                                                                         13.74              8.48        16,745     2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.16            $12.98            --     2017
                                                                         10.37             11.16            --     2016
                                                                         11.30             10.37            --     2015
                                                                         11.84             11.30            --     2014
                                                                          9.22             11.84            --     2013
                                                                          7.76              9.22            --     2012
                                                                          8.50              7.76            --     2011
                                                                          8.07              8.50         8,275     2010
                                                                          6.27              8.07        13,144     2009
                                                                         11.07              6.27        14,887     2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.22            $ 9.09        17,281     2017
                                                                          9.39              9.22        26,943     2016
                                                                          9.56              9.39        28,464     2015
                                                                          9.74              9.56        16,347     2014
                                                                          9.92              9.74        17,114     2013
                                                                         10.00              9.92        22,081     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.04            $21.85         1,123     2017
                                                                        17.98             20.04         1,129     2016
                                                                        20.19             17.98         1,148     2015
                                                                        18.11             20.19         1,197     2014
                                                                        13.88             18.11         1,338     2013
                                                                        11.94             13.88         2,021     2012
                                                                        12.99             11.94         2,219     2011
                                                                        10.59             12.99         2,905     2010
                                                                         8.10             10.59         1,433     2009
                                                                        13.12              8.10         1,665     2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.47            $22.57           402     2017
                                                                        19.01             19.47        16,218     2016
                                                                        19.29             19.01        18,205     2015
                                                                        18.16             19.29        19,871     2014
                                                                        15.44             18.16        15,511     2013
                                                                        13.88             15.44        17,936     2012
                                                                        13.95             13.88        39,347     2011
                                                                        13.14             13.95        20,168     2010
                                                                        10.66             13.14        21,150     2009
                                                                        12.94             10.66        26,300     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.37            $31.10           624     2017
                                                                        24.36             24.37           658     2016
                                                                        22.17             24.36         1,563     2015
                                                                        20.83             22.17         1,631     2014
                                                                        16.21             20.83           966     2013
                                                                        13.34             16.21         1,491     2012
                                                                        14.60             13.34         1,627     2011
                                                                        13.97             14.60         3,794     2010
                                                                         9.75             13.97         4,028     2009
                                                                        17.83              9.75         6,975     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $15.21            $19.52         1,346     2017
                                                                        16.61             15.21         1,508     2016
                                                                        18.55             16.61         1,642     2015
                                                                        21.50             18.55         2,249     2014
                                                                        19.17             21.50         2,435     2013
                                                                        17.26             19.17         3,050     2012
                                                                        25.99             17.26         3,340     2011
                                                                        21.18             25.99         3,632     2010
                                                                        12.05             21.18         4,277     2009
                                                                        25.70             12.05         6,261     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.57            $23.42           867     2017
                                                                        20.76             20.57           917     2016
                                                                        21.57             20.76           979     2015
                                                                        18.30             21.57         1,946     2014
                                                                        12.65             18.30         2,262     2013
                                                                        10.88             12.65         2,993     2012
                                                                        10.85             10.88         3,882     2011
                                                                         8.87             10.85         5,295     2010
                                                                         6.73              8.87         6,235     2009
                                                                        11.54              6.73         9,547     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.49            $16.93            --     2017
                                                                        12.86             14.49            --     2016
                                                                        13.72             12.86            --     2015
                                                                        12.31             13.72            --     2014
                                                                         9.98             12.31            --     2013
                                                                         8.92              9.98            --     2012
                                                                         8.43              8.92            --     2011
                                                                         7.66              8.43            --     2010
                                                                         6.37              7.66            --     2009
                                                                         9.97              6.37            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.49            $11.82            --     2017
                                                                         9.46             10.49            --     2016
                                                                         9.92              9.46            53     2015
                                                                        10.00              9.92            66     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $19.29            $23.30         2,572     2017
                                                                        18.15             19.29         2,577     2016
                                                                        18.50             18.15         3,455     2015
                                                                        17.02             18.50         3,462     2014
                                                                        13.16             17.02         3,470     2013
                                                                        11.29             13.16         3,478     2012
                                                                        11.78             11.29         4,874     2011
                                                                        10.83             11.78         4,987     2010
                                                                         8.72             10.83         2,497     2009
                                                                        13.31              8.72         2,641     2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $18.96            $23.52         2,222     2017
                                                                        17.76             18.96         2,390     2016
                                                                        18.49             17.76         2,769     2015
                                                                        20.36             18.49         3,529     2014
                                                                        14.69             20.36         3,261     2013
                                                                        12.38             14.69         4,006     2012
                                                                        14.09             12.38         4,382     2011
                                                                        10.56             14.09         6,129     2010
                                                                         6.61             10.56         9,528     2009
                                                                        11.13              6.61        14,654     2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.85            $17.43           959     2017
                                                                        14.84             15.85           933     2016
                                                                        15.21             14.84           997     2015
                                                                        14.31             15.21         1,985     2014
                                                                        12.28             14.31         8,717     2013
                                                                        11.28             12.28         8,809     2012
                                                                        11.31             11.28        10,678     2011
                                                                        10.51             11.31        12,296     2010
                                                                         9.10             10.51        13,488     2009
                                                                        11.94              9.10        14,016     2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $27.23            $30.60            --     2017
                                                                        24.94             27.23            --     2016
                                                                        29.81             24.94            --     2015
                                                                        27.00             29.81         1,140     2014
                                                                        22.89             27.00         1,214     2013
                                                                        20.60             22.89         1,918     2012
                                                                        19.70             20.60         2,774     2011
                                                                        17.68             19.70         4,979     2010
                                                                        13.56             17.68         9,969     2009
                                                                        22.22             13.56        11,682     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.07            $12.67            --     2017
                                                                           9.70             10.07            --     2016
                                                                          10.00              9.70         1,600     2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.06            $18.70         2,777     2017
                                                                          15.72             15.06         4,601     2016
                                                                          15.51             15.72         4,699     2015
                                                                          13.73             15.51         4,792     2014
                                                                          10.81             13.73         3,865     2013
                                                                           9.68             10.81         4,670     2012
                                                                          10.00              9.68         7,716     2011
                                                                           9.33             10.00        10,163     2010
                                                                           6.59              9.33        17,651     2009
                                                                          12.37              6.59        26,636     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.61            $12.42         2,663     2017
                                                                          11.27             11.61         2,674     2016
                                                                          11.42             11.27         2,684     2015
                                                                          10.77             11.42         4,500     2014
                                                                           9.72             10.77         4,707     2013
                                                                           8.84              9.72         4,830     2012
                                                                           8.97              8.84         5,256     2011
                                                                           8.11              8.97         7,653     2010
                                                                           6.80              8.11         9,815     2009
                                                                          12.28              6.80        11,807     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.98            $21.41            --     2017
                                                                          16.95             16.98            --     2016
                                                                          16.23             16.95            30     2015
                                                                          15.67             16.23            87     2014
                                                                          11.77             15.67           222     2013
                                                                          10.33             11.77         1,070     2012
                                                                          10.43             10.33         1,295     2011
                                                                           8.36             10.43         3,051     2010
                                                                           6.44              8.36         1,907     2009
                                                                          12.92              6.44         4,200     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.94            $24.00         4,654     2017
                                                                          18.30             17.94         6,569     2016
                                                                          17.99             18.30         6,978     2015
                                                                          17.96             17.99         9,346     2014
                                                                          14.41             17.96        13,965     2013
                                                                          12.14             14.41        16,647     2012
                                                                          13.52             12.14        27,342     2011
                                                                          11.90             13.52        40,273     2010
                                                                           8.70             11.90        55,877     2009
                                                                          14.86              8.70        73,501     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $18.40            $21.06         5,522     2017
                                                                          16.84             18.40         5,631     2016
                                                                          16.64             16.84         6,665     2015
                                                                          15.36             16.64         6,787     2014
                                                                          11.90             15.36         6,856     2013
                                                                          10.40             11.90         8,260     2012
                                                                          10.63             10.40        10,422     2011
                                                                           9.35             10.63        13,048     2010
                                                                           7.44              9.35        15,312     2009
                                                                          12.36              7.44        24,327     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $22.76            $25.45         4,283     2017
                                                                              19.71             22.76         4,480     2016
                                                                              21.38             19.71         4,910     2015
                                                                              19.51             21.38         6,360     2014
                                                                              14.14             19.51         8,440     2013
                                                                              12.24             14.14        10,069     2012
                                                                              12.78             12.24        12,419     2011
                                                                              10.58             12.78        14,891     2010
                                                                               7.87             10.58        20,752     2009
                                                                              12.94              7.87        26,535     2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.32            $14.82             2     2017
                                                                              12.02             13.32             2     2016
                                                                              13.48             12.02             2     2015
                                                                              13.68             13.48           229     2014
                                                                              13.92             13.68         3,078     2013
                                                                              12.35             13.92         4,548     2012
                                                                              12.35             12.35         7,359     2011
                                                                              11.13             12.35        10,368     2010
                                                                               9.34             11.13         1,537     2009
                                                                              11.32              9.34         2,000     2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.60            $18.41         3,760     2017
                                                                              15.94             17.60         3,762     2016
                                                                              16.52             15.94         4,232     2015
                                                                              16.28             16.52         5,824     2014
                                                                              15.69             16.28         6,716     2013
                                                                              13.99             15.69         8,284     2012
                                                                              13.79             13.99        14,466     2011
                                                                              12.27             13.79        21,548     2010
                                                                               8.92             12.27        28,727     2009
                                                                              11.87              8.92        38,237     2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.18            $18.38           701     2017
                                                                              17.39             17.18           703     2016
                                                                              17.97             17.39         1,985     2015
                                                                              14.76             17.97         2,038     2014
                                                                              17.28             14.76         2,236     2013
                                                                              16.86             17.28         2,470     2012
                                                                              13.43             16.86         2,744     2011
                                                                              12.26             13.43         5,544     2010
                                                                              13.07             12.26         7,176     2009
                                                                              11.35             13.07        11,129     2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.80            $11.74         4,088     2017
                                                                              11.85             11.80         4,308     2016
                                                                              12.04             11.85         4,655     2015
                                                                              12.16             12.04         5,514     2014
                                                                              12.41             12.16           863     2013
                                                                              11.94             12.41         1,225     2012
                                                                              12.04             11.94         5,008     2011
                                                                              11.65             12.04        22,212     2010
                                                                              10.47             11.65        49,186     2009
                                                                              10.71             10.47        56,327     2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.56            $14.99          6,470    2017
                                                                 14.44             14.56         15,232    2016
                                                                 14.65             14.44         16,554    2015
                                                                 14.31             14.65         17,966    2014
                                                                 14.87             14.31         27,577    2013
                                                                 13.83             14.87         33,254    2012
                                                                 13.60             13.83         52,975    2011
                                                                 12.82             13.60         61,041    2010
                                                                 11.45             12.82         94,167    2009
                                                                 11.13             11.45        112,426    2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.20            $27.00          3,077    2017
                                                                 21.33             21.20          3,137    2016
                                                                 20.53             21.33          3,180    2015
                                                                 19.61             20.53          3,228    2014
                                                                 15.44             19.61          3,295    2013
                                                                 14.22             15.44          3,322    2012
                                                                 15.18             14.22          4,055    2011
                                                                 14.40             15.18          9,950    2010
                                                                  9.32             14.40          9,630    2009
                                                                 15.67              9.32         12,694    2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $20.16            $26.94             --    2017
                                                                 20.81             20.16             --    2016
                                                                 19.09             20.81             --    2015
                                                                 17.75             19.09             --    2014
                                                                 13.19             17.75             --    2013
                                                                 11.61             13.19            222    2012
                                                                 11.84             11.61            249    2011
                                                                 10.83             11.84            257    2010
                                                                  7.74             10.83            264    2009
                                                                 12.62              7.74            296    2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.98            $13.65            329    2017
                                                                 11.41             13.98            324    2016
                                                                 16.34             11.41            435    2015
                                                                 20.76             16.34            430    2014
                                                                 19.27             20.76            241    2013
                                                                 20.22             19.27            269    2012
                                                                 25.55             20.22            592    2011
                                                                 20.42             25.55          1,765    2010
                                                                 11.79             20.42          2,421    2009
                                                                 25.67             11.79          2,784    2008
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.98            $30.86            156    2017
                                                                 23.05             23.98            179    2016
                                                                 21.70             23.05          1,032    2015
                                                                 18.82             21.70          1,062    2014
                                                                 14.24             18.82          1,120    2013
                                                                 12.43             14.24          1,126    2012
                                                                 12.39             12.43          1,890    2011
                                                                 10.66             12.39          2,876    2010
                                                                  7.14             10.66          3,101    2009
                                                                 12.53              7.14          5,675    2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.89            $12.04         9,545     2017
                                                                11.76             11.89         9,485     2016
                                                                12.03             11.76         9,464     2015
                                                                11.66             12.03         9,980     2014
                                                                12.04             11.66         4,239     2013
                                                                11.61             12.04         6,476     2012
                                                                11.03             11.61         8,427     2011
                                                                10.45             11.03        12,133     2010
                                                                 9.87             10.45        20,177     2009
                                                                10.60              9.87        26,213     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.57            $23.39         2,178     2017
                                                                18.46             18.57         2,287     2016
                                                                18.21             18.46         2,881     2015
                                                                16.27             18.21         3,329     2014
                                                                12.29             16.27         6,716     2013
                                                                10.36             12.29         8,782     2012
                                                                10.50             10.36        12,000     2011
                                                                 9.59             10.50        22,097     2010
                                                                 7.04              9.59        25,327     2009
                                                                11.32              7.04        32,103     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $27.60            $28.67         6,692     2017
                                                                26.03             27.60         6,907     2016
                                                                25.37             26.03         7,428     2015
                                                                19.59             25.37        11,457     2014
                                                                19.46             19.59        11,137     2013
                                                                16.97             19.46        14,267     2012
                                                                15.74             16.97        17,676     2011
                                                                12.44             15.74        23,328     2010
                                                                 9.33             12.44        25,822     2009
                                                                14.87              9.33        30,365     2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.12            $22.80        13,380     2017
                                                                17.45             19.12        14,237     2016
                                                                17.59             17.45        15,130     2015
                                                                15.82             17.59        15,691     2014
                                                                12.22             15.82        14,408     2013
                                                                10.76             12.22        18,380     2012
                                                                10.78             10.76        22,470     2011
                                                                 9.56             10.78        30,600     2010
                                                                 7.71              9.56        45,974     2009
                                                                12.55              7.71        58,016     2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $22.72            $25.14         5,111     2017
                                                                18.71             22.72         5,919     2016
                                                                19.88             18.71         6,796     2015
                                                                19.52             19.88         9,776     2014
                                                                14.53             19.52        11,434     2013
                                                                12.92             14.53        16,150     2012
                                                                12.76             12.92        25,707     2011
                                                                10.20             12.76        31,016     2010
                                                                 7.94             10.20        41,396     2009
                                                                12.96              7.94        54,246     2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $14.23            $16.15       1,162,846   2017
                                                       13.64             14.23       1,231,888   2016
                                                       14.05             13.64       1,134,134   2015
                                                       13.59             14.05       1,276,303   2014
                                                       12.05             13.59       2,332,009   2013
                                                       10.91             12.05       2,425,614   2012
                                                       11.44             10.91       2,492,763   2011
                                                       10.63             11.44       2,840,605   2010
                                                        8.97             10.63       3,072,188   2009
                                                       12.92              8.97       2,986,860   2008
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $12.52            $14.16             870   2017
                                                       12.02             12.52             872   2016
                                                       12.42             12.02             875   2015
                                                       12.04             12.42             877   2014
                                                       10.70             12.04             879   2013
                                                        9.71             10.70             882   2012
                                                       10.21              9.71             885   2011
                                                        9.51             10.21             888   2010
                                                        8.04              9.51             891   2009
                                                       11.60              8.04             895   2008
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $17.92            $21.09           2,350   2017
                                                       16.70             17.92           2,936   2016
                                                       17.41             16.70           3,042   2015
                                                       15.73             17.41           4,274   2014
                                                       11.97             15.73           4,950   2013
                                                       10.53             11.97           5,701   2012
                                                       11.05             10.53          13,021   2011
                                                       10.21             11.05          20,146   2010
                                                        7.90             10.21          21,285   2009
                                                       12.59              7.90          26,875   2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.94            $25.02              --   2017
                                                       19.19             18.94              --   2016
                                                       19.29             19.19              --   2015
                                                       18.93             19.29              --   2014
                                                       13.79             18.93           1,331   2013
                                                       11.67             13.79           1,618   2012
                                                       12.58             11.67           2,525   2011
                                                       10.00             12.58           3,093   2010
-----------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.82            $13.41            --     2017
                                                            11.55             11.82            --     2016
                                                            11.63             11.55            --     2015
                                                            11.07             11.63            --     2014
                                                             9.71             11.07            --     2013
                                                             8.74              9.71            --     2012
                                                             9.19              8.74            --     2011
                                                             8.50              9.19            --     2010
                                                             6.96              8.50            --     2009
                                                            10.18              6.96            --     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.23            $17.68            --     2017
                                                            13.61             13.23            --     2016
                                                            13.53             13.61            --     2015
                                                            13.16             13.53            --     2014
                                                            10.92             13.16            --     2013
                                                             9.84             10.92            --     2012
                                                            13.10              9.84            --     2011
                                                            11.26             13.10            --     2010
                                                             7.50             11.26            --     2009
                                                            14.56              7.50           397     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.41            $20.24           252     2017
                                                            15.98             17.41           252     2016
                                                            16.07             15.98            37     2015
                                                            15.00             16.07            77     2014
                                                            11.36             15.00           123     2013
                                                             9.89             11.36           177     2012
                                                             9.50              9.89         1,136     2011
                                                             8.59              9.50         2,316     2010
                                                             7.28              8.59         2,737     2009
                                                            12.52              7.28         8,388     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.56            $11.73         2,150     2017
                                                             9.83              9.56         2,441     2016
                                                             9.79              9.83         2,750     2015
                                                            10.67              9.79         4,400     2014
                                                             8.87             10.67         5,060     2013
                                                             7.92              8.87         6,646     2012
                                                            10.03              7.92         8,015     2011
                                                             9.81             10.03        10,349     2010
                                                             7.44              9.81        11,291     2009
                                                            16.25              7.44        16,495     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.16            $26.03            --     2017
                                                            20.09             20.16            --     2016
                                                            18.48             20.09            --     2015
                                                            16.56             18.48            --     2014
                                                            12.33             16.56            --     2013
                                                            10.77             12.33            --     2012
                                                            11.41             10.77            --     2011
                                                            10.60             11.41            --     2010
                                                             7.88             10.60            --     2009
                                                            13.36              7.88            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                              $16.42            $21.54        18,064     2017
                                                                         15.77             16.42        18,064     2016
                                                                         16.33             15.77        18,065     2015
                                                                         17.01             16.33        18,427     2014
                                                                         11.94             17.01        26,261     2013
                                                                         10.61             11.94        26,380     2012
                                                                         10.39             10.61        33,006     2011
                                                                          7.75             10.39           782     2010
                                                                          5.60              7.75           393     2009
                                                                         10.50              5.60           682     2008
-----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares               $14.32            $17.88            --     2017
                                                                         14.28             14.32            --     2016
                                                                         13.87             14.28            --     2015
                                                                         13.05             13.87            --     2014
                                                                          9.50             13.05            --     2013
                                                                         10.00              9.50            --     2012
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares              $18.94            $23.60            --     2017
                                                                         18.94             18.94            --     2016
                                                                         18.44             18.94           272     2015
                                                                         17.39             18.44           284     2014
                                                                         12.68             17.39           296     2013
                                                                         11.41             12.68           310     2012
                                                                         12.43             11.41           326     2011
                                                                         10.60             12.43           343     2010
                                                                          6.53             10.60           362     2009
                                                                         13.08              6.53           510     2008
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                        $17.31            $19.95           405     2017
                                                                         15.09             17.31           411     2016
                                                                         16.40             15.09           227     2015
                                                                         15.33             16.40         1,251     2014
                                                                         11.53             15.33         1,797     2013
                                                                          9.89             11.53         2,395     2012
                                                                         10.30              9.89         5,656     2011
                                                                          9.08             10.30         8,387     2010
                                                                          7.21              9.08         8,957     2009
                                                                         11.46              7.21        13,945     2008
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                      $15.52            $17.23            --     2017
                                                                         14.36             15.52            --     2016
                                                                         15.54             14.36            --     2015
                                                                         14.65             15.54            --     2014
                                                                         11.56             14.65            --     2013
                                                                         10.36             11.56            --     2012
                                                                         10.57             10.36            --     2011
                                                                          9.84             10.57            --     2010
                                                                          7.82              9.84            --     2009
                                                                         11.42              7.82            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares               $14.57            $15.82            --     2017
                                                                         12.94             14.57            --     2016
                                                                         13.54             12.94            --     2015
                                                                         12.70             13.54            --     2014
                                                                         10.37             12.70            --     2013
                                                                          9.41             10.37            --     2012
                                                                          9.73              9.41            --     2011
                                                                          8.85              9.73            --     2010
                                                                          7.37              8.85            --     2009
                                                                          9.72              7.37            --     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $15.60            $18.77           261     2017
                                                                               16.02             15.60         2,488     2016
                                                                               16.77             16.02         2,738     2015
                                                                               17.09             16.77         3,390     2014
                                                                               14.68             17.09         3,534     2013
                                                                               12.99             14.68         4,063     2012
                                                                               14.25             12.99         4,904     2011
                                                                               12.90             14.25         5,762     2010
                                                                                9.76             12.90         5,803     2009
                                                                               16.73              9.76         4,852     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.88            $14.80           866     2017
                                                                               11.14             12.88           910     2016
                                                                               12.71             11.14           959     2015
                                                                               12.19             12.71         1,076     2014
                                                                                9.33             12.19         1,226     2013
                                                                                8.09              9.33         1,722     2012
                                                                                8.54              8.09         1,901     2011
                                                                                8.14              8.54         2,085     2010
                                                                                5.62              8.14         2,794     2009
                                                                               11.92              5.62         3,054     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.71            $11.90            --     2017
                                                                               11.44             11.71            --     2016
                                                                               11.96             11.44            --     2015
                                                                               11.81             11.96         1,327     2014
                                                                               13.16             11.81         1,518     2013
                                                                               12.50             13.16         1,731     2012
                                                                               11.41             12.50         1,971     2011
                                                                               11.07             11.41         2,223     2010
                                                                               10.24             11.07            --     2009
                                                                               10.62             10.24            --     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.81            $22.11            35     2017
                                                                               16.37             19.81         5,681     2016
                                                                               17.91             16.37         5,646     2015
                                                                               17.38             17.91         5,966     2014
                                                                               12.48             17.38         6,109     2013
                                                                               11.23             12.48         6,271     2012
                                                                               11.76             11.23         6,696     2011
                                                                                9.35             11.76         7,263     2010
                                                                                7.45              9.35         7,852     2009
                                                                               12.70              7.45         3,932     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.29            $19.37           998     2017
                                                                               15.84             18.29         1,044     2016
                                                                               17.22             15.84           885     2015
                                                                               16.02             17.22         1,001     2014
                                                                               11.87             16.02         1,151     2013
                                                                               10.64             11.87         1,269     2012
                                                                               11.16             10.64         1,391     2011
                                                                               10.11             11.16         1,516     2010
                                                                                7.88             10.11         1,648     2009
                                                                               12.74              7.88         1,863     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $16.34            $18.22        19,758     2017
                                      16.05             16.34        19,770     2016
                                      16.54             16.05        17,456     2015
                                      16.55             16.54        23,187     2014
                                      14.75             16.55        37,237     2013
                                      13.68             14.75        40,879     2012
                                      14.48             13.68        50,936     2011
                                      13.45             14.48        28,928     2010
                                      11.35             13.45        30,901     2009
                                      14.41             11.35        30,346     2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class
   III Shares                        $18.31            $23.20        37,674     2017
                                      17.36             18.31            --     2016
                                      17.27             17.36            --     2015
                                      15.46             17.27            --     2014
                                      11.80             15.46            --     2013
                                      10.48             11.80            --     2012
                                      10.45             10.48            --     2011
                                       9.26             10.45            --     2010
                                       7.46              9.26            --     2009
                                      12.87              7.46            --     2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.68            $12.07        71,857     2017
                                      10.00              9.68           885     2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.41            $13.59           345     2017
                                      10.00             10.41           345     2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.45            $12.62         1,308     2017
                                      11.65             12.45         1,335     2016
                                      12.00             11.65           645     2015
                                      12.17             12.00         1,105     2014
                                      11.95             12.17         1,410     2013
                                      11.36             11.95         2,152     2012
                                      11.30             11.36         1,765     2011
                                      10.56             11.30         2,466     2010
                                       7.46             10.56         3,386     2009
                                      10.44              7.46         4,090     2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $17.98            $18.79           531     2017
                                      16.01             17.98           562     2016
                                      16.79             16.01           596     2015
                                      16.71             16.79           674     2014
                                      15.97             16.71           775     2013
                                      14.25             15.97           854     2012
                                      13.85             14.25           937     2011
                                      12.35             13.85         1,020     2010
                                       8.26             12.35         1,110     2009
                                      11.40              8.26         1,254     2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $19.88            $24.94            67     2017
                                      19.60             19.88            68     2016
                                      18.83             19.60            66     2015
                                      17.55             18.83           157     2014
                                      12.81             17.55           448     2013
                                      11.17             12.81           787     2012
                                      13.17             11.17         1,950     2011
                                      11.41             13.17         3,400     2010
                                       9.01             11.41         4,258     2009
                                      15.82              9.01         6,281     2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $14.95            $16.67           289     2017
                                                                         14.82             14.95           335     2016
                                                                         15.13             14.82           385     2015
                                                                         14.62             15.13           435     2014
                                                                         12.93             14.62           486     2013
                                                                         11.75             12.93           543     2012
                                                                         12.33             11.75           607     2011
                                                                         11.03             12.33           673     2010
                                                                          8.74             11.03           744     2009
                                                                         12.54              8.74           838     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.49            $17.63         1,990     2017
                                                                         14.76             15.49           806     2016
                                                                         15.00             14.76           357     2015
                                                                         13.91             15.00           358     2014
                                                                         11.89             13.91           358     2013
                                                                         10.56             11.89           359     2012
                                                                         11.20             10.56           360     2011
                                                                          9.70             11.20           385     2010
                                                                          7.15              9.70           550     2009
                                                                         11.08              7.15           539     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.24            $24.13        22,868     2017
                                                                         19.16             20.24        22,437     2016
                                                                         19.46             19.16        21,749     2015
                                                                         17.78             19.46        24,221     2014
                                                                         13.85             17.78        32,152     2013
                                                                         12.16             13.85        34,595     2012
                                                                         12.76             12.16        50,914     2011
                                                                         11.13             12.76        31,810     2010
                                                                          8.38             11.13        37,348     2009
                                                                         14.91              8.38        51,667     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.14            $26.81            --     2017
                                                                         21.99             22.14            --     2016
                                                                         22.20             21.99            --     2015
                                                                         20.46             22.20            --     2014
                                                                         15.10             20.46            --     2013
                                                                         12.59             15.10            --     2012
                                                                         13.21             12.59            --     2011
                                                                         11.42             13.21            --     2010
                                                                          8.58             11.42            --     2009
                                                                         14.91              8.58            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.74            $18.49        35,120     2017
                                                                         14.50             16.74        34,283     2016
                                                                         15.45             14.50        28,822     2015
                                                                         14.52             15.45        29,035     2014
                                                                         11.59             14.52        42,179     2013
                                                                         10.10             11.59        42,909     2012
                                                                         10.23             10.10         3,060     2011
                                                                          9.08             10.23         3,942     2010
                                                                          7.13              9.08         6,268     2009
                                                                         12.71              7.13         7,238     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.89            $21.60            46     2017
                                                                  16.64             18.89         5,751     2016
                                                                  17.41             16.64         5,752     2015
                                                                  16.11             17.41         5,752     2014
                                                                  12.33             16.11         5,720     2013
                                                                  10.63             12.33         5,705     2012
                                                                  10.70             10.63         6,563     2011
                                                                   9.53             10.70         6,620     2010
                                                                   7.65              9.53         7,135     2009
                                                                  13.43              7.65           950     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.02            $21.08           222     2017
                                                                  16.33             16.02           222     2016
                                                                  15.81             16.33            --     2015
                                                                  14.40             15.81            --     2014
                                                                  10.68             14.40            --     2013
                                                                  10.00             10.68            --     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.78            $24.82        17,299     2017
                                                                  19.04             18.78        16,773     2016
                                                                  18.17             19.04        17,328     2015
                                                                  16.69             18.17        17,352     2014
                                                                  12.52             16.69        24,523     2013
                                                                  11.16             12.52        24,551     2012
                                                                  11.38             11.16        31,214     2011
                                                                   9.37             11.38         1,281     2010
                                                                   7.47              9.37         1,346     2009
                                                                  14.46              7.47         1,486     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.26            $12.50            --     2017
                                                                  11.96             12.26            --     2016
                                                                  12.31             11.96            --     2015
                                                                  11.88             12.31            --     2014
                                                                  12.38             11.88            --     2013
                                                                  11.95             12.38            --     2012
                                                                  11.39             11.95            --     2011
                                                                  10.80             11.39            --     2010
                                                                   9.54             10.80            --     2009
                                                                  10.08              9.54            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.17            $26.20        16,398     2017
                                                                  20.20             22.17        16,348     2016
                                                                  20.95             20.20        16,863     2015
                                                                  20.15             20.95        19,344     2014
                                                                  15.12             20.15        25,819     2013
                                                                  13.46             15.12        26,458     2012
                                                                  15.40             13.46        32,803     2011
                                                                  12.22             15.40        11,427     2010
                                                                   8.92             12.22        13,188     2009
                                                                  15.06              8.92        17,325     2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.83            $21.98            --     2017
                                                                  17.57             18.83            89     2016
                                                                  18.51             17.57           600     2015
                                                                  17.72             18.51           621     2014
                                                                  13.89             17.72           644     2013
                                                                  11.15             13.89           826     2012
                                                                  12.50             11.15         1,250     2011
                                                                  10.09             12.50         1,887     2010
                                                                   6.55             10.09         2,909     2009
                                                                  13.71              6.55         3,665     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.72            $12.87             --    2017
                                                                         10.56             11.72             --    2016
                                                                         11.48             10.56            956    2015
                                                                         11.39             11.48            956    2014
                                                                          9.38             11.39            956    2013
                                                                          8.30              9.38            956    2012
                                                                          8.59              8.30          2,587    2011
                                                                          7.95              8.59          2,587    2010
                                                                          6.23              7.95          3,754    2009
                                                                          9.90              6.23          3,754    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.04            $17.25          5,221    2017
                                                                         14.35             16.04          5,504    2016
                                                                         15.75             14.35          4,493    2015
                                                                         15.35             15.75         12,364    2014
                                                                         13.74             15.35         25,878    2013
                                                                         12.44             13.74         29,609    2012
                                                                         12.39             12.44         32,962    2011
                                                                         11.22             12.39         57,266    2010
                                                                          8.44             11.22         64,991    2009
                                                                         12.23              8.44         74,153    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.41            $17.43            652    2017
                                                                         14.42             16.41            631    2016
                                                                         15.47             14.42          1,660    2015
                                                                         14.72             15.47          2,666    2014
                                                                         11.71             14.72          2,905    2013
                                                                         10.45             11.71          3,180    2012
                                                                         10.77             10.45          5,303    2011
                                                                          9.88             10.77          5,594    2010
                                                                          7.99              9.88          4,389    2009
                                                                         12.97              7.99          6,753    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.04            $12.82            787    2017
                                                                         10.27             11.04            809    2016
                                                                         11.20             10.27          3,197    2015
                                                                         11.75             11.20          3,170    2014
                                                                          9.16             11.75          3,120    2013
                                                                          7.72              9.16          3,165    2012
                                                                          8.46              7.72          1,981    2011
                                                                          8.04              8.46          2,195    2010
                                                                          6.25              8.04          2,837    2009
                                                                         11.06              6.25          6,460    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.17            $ 9.04          5,518    2017
                                                                          9.35              9.17        172,984    2016
                                                                          9.54              9.35          2,768    2015
                                                                          9.73              9.54          9,227    2014
                                                                          9.92              9.73         19,944    2013
                                                                         10.00              9.92         23,218    2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $19.80            $21.56            129    2017
                                                                         17.79             19.80            129    2016
                                                                         19.99             17.79            668    2015
                                                                         17.95             19.99          2,197    2014
                                                                         13.78             17.95          2,448    2013
                                                                         11.86             13.78          3,048    2012
                                                                         12.92             11.86          3,882    2011
                                                                         10.54             12.92          4,968    2010
                                                                          8.07             10.54          6,572    2009
                                                                         13.08              8.07         10,611    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.06            $22.07             --    2017
                                                                        18.63             19.06             --    2016
                                                                        18.92             18.63          1,166    2015
                                                                        17.83             18.92          3,405    2014
                                                                        15.18             17.83          6,670    2013
                                                                        13.65             15.18          7,516    2012
                                                                        13.74             13.65         11,098    2011
                                                                        12.96             13.74         12,140    2010
                                                                        10.52             12.96         12,753    2009
                                                                        12.79             10.52          5,820    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $22.33            $28.46             67    2017
                                                                        22.34             22.33            165    2016
                                                                        20.35             22.34            178    2015
                                                                        19.14             20.35            175    2014
                                                                        14.91             19.14            189    2013
                                                                        12.28             14.91            203    2012
                                                                        13.46             12.28            804    2011
                                                                        12.89             13.46          1,123    2010
                                                                         9.00             12.89          1,602    2009
                                                                        16.49              9.00          6,192    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.05            $25.07             23    2017
                                                                        22.28             22.05            393    2016
                                                                        23.17             22.28            710    2015
                                                                        19.68             23.17            824    2014
                                                                        13.62             19.68          1,065    2013
                                                                        11.73             13.62          1,151    2012
                                                                        11.71             11.73          1,696    2011
                                                                         9.57             11.71          2,154    2010
                                                                         7.28              9.57          2,450    2009
                                                                        12.49              7.28          6,465    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.35            $16.75             --    2017
                                                                        12.75             14.35             --    2016
                                                                        13.61             12.75             --    2015
                                                                        12.23             13.61             --    2014
                                                                         9.92             12.23             --    2013
                                                                         8.87              9.92             --    2012
                                                                         8.40              8.87             --    2011
                                                                         7.64              8.40             --    2010
                                                                         6.36              7.64             --    2009
                                                                         9.97              6.36             --    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.47            $11.79        118,716    2017
                                                                         9.45             10.47            901    2016
                                                                         9.92              9.45            954    2015
                                                                        10.00              9.92          1,080    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.84            $22.73             --    2017
                                                                        17.74             18.84            595    2016
                                                                        18.10             17.74            651    2015
                                                                        16.68             18.10            705    2014
                                                                        12.91             16.68            759    2013
                                                                        11.08             12.91            822    2012
                                                                        11.58             11.08            895    2011
                                                                        10.65             11.58            969    2010
                                                                         8.58             10.65          1,054    2009
                                                                        13.12              8.58          1,163    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                 $22.52            $27.90            --     2017
                                                                       21.11             22.52            --     2016
                                                                       22.00             21.11            --     2015
                                                                       24.26             22.00            --     2014
                                                                       17.52             24.26            --     2013
                                                                       14.78             17.52            --     2012
                                                                       16.84             14.78            --     2011
                                                                       12.63             16.84            --     2010
                                                                        7.91             12.63            --     2009
                                                                       13.34              7.91            --     2008
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $15.11            $16.60           664     2017
                                                                       14.16             15.11           657     2016
                                                                       14.53             14.16           690     2015
                                                                       13.69             14.53         6,026     2014
                                                                       11.76             13.69         6,198     2013
                                                                       10.81             11.76         6,919     2012
                                                                       10.85             10.81         7,110     2011
                                                                       10.09             10.85        10,160     2010
                                                                        8.75             10.09        10,535     2009
                                                                       11.48              8.75        10,746     2008
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $22.33            $25.07           292     2017
                                                                       20.47             22.33           308     2016
                                                                       24.49             20.47           325     2015
                                                                       22.21             24.49           556     2014
                                                                       18.84             22.21           641     2013
                                                                       16.98             18.84           992     2012
                                                                       16.25             16.98         4,617     2011
                                                                       14.60             16.25         7,583     2010
                                                                       11.21             14.60         8,687     2009
                                                                       18.38             11.21        10,414     2008
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                               $10.06            $12.63           156     2017
                                                                        9.69             10.06           156     2016
                                                                       10.00              9.69         1,206     2015
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $15.45            $19.16           133     2017
                                                                       16.15             15.45           132     2016
                                                                       15.95             16.15           134     2015
                                                                       14.13             15.95           263     2014
                                                                       11.13             14.13           361     2013
                                                                        9.98             11.13           472     2012
                                                                       10.32              9.98           610     2011
                                                                        9.64             10.32         1,832     2010
                                                                        6.82              9.64         2,938     2009
                                                                       12.80              6.82         3,082     2008
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares         $10.79            $11.52            65     2017
                                                                       10.48             10.79            66     2016
                                                                       10.63             10.48            66     2015
                                                                       10.04             10.63         2,422     2014
                                                                        9.07             10.04         2,429     2013
                                                                        8.25              9.07         2,827     2012
                                                                        8.39              8.25         2,892     2011
                                                                        7.59              8.39         3,260     2010
                                                                        6.37              7.59         3,984     2009
                                                                       11.51              6.37         3,941     2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.91            $20.05            --     2017
                                                                          15.90             15.91            --     2016
                                                                          15.25             15.90            --     2015
                                                                          14.74             15.25            --     2014
                                                                          11.08             14.74            --     2013
                                                                           9.73             11.08            --     2012
                                                                           9.84              9.73         1,325     2011
                                                                           7.89              9.84         2,096     2010
                                                                           6.09              7.89         2,997     2009
                                                                          12.22              6.09         3,891     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.10            $22.85         1,182     2017
                                                                          17.46             17.10         1,131     2016
                                                                          17.18             17.46         1,816     2015
                                                                          17.17             17.18         1,938     2014
                                                                          13.79             17.17         2,185     2013
                                                                          11.63             13.79         2,857     2012
                                                                          12.96             11.63         7,388     2011
                                                                          11.43             12.96        10,136     2010
                                                                           8.36             11.43        14,674     2009
                                                                          14.29              8.36        24,948     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $18.44            $21.09           774     2017
                                                                          16.90             18.44           588     2016
                                                                          16.72             16.90           360     2015
                                                                          15.44             16.72           345     2014
                                                                          11.98             15.44           377     2013
                                                                          10.48             11.98           531     2012
                                                                          10.72             10.48         1,889     2011
                                                                           9.44             10.72         3,164     2010
                                                                           7.52              9.44         4,334     2009
                                                                          12.50              7.52         6,009     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $22.37            $24.99        14,624     2017
                                                                          19.39             22.37         1,157     2016
                                                                          21.06             19.39         1,716     2015
                                                                          19.23             21.06         2,032     2014
                                                                          13.95             19.23         2,361     2013
                                                                          12.09             13.95         3,291     2012
                                                                          12.63             12.09         7,560     2011
                                                                          10.47             12.63        11,383     2010
                                                                           7.80             10.47        13,236     2009
                                                                          12.83              7.80        16,689     2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.16            $14.63        15,089     2017
                                                                          11.89             13.16        15,249     2016
                                                                          13.35             11.89        15,249     2015
                                                                          13.56             13.35        16,905     2014
                                                                          13.81             13.56        24,499     2013
                                                                          12.27             13.81        25,522     2012
                                                                          12.28             12.27        33,795     2011
                                                                          11.08             12.28         8,144     2010
                                                                           9.31             11.08        14,600     2009
                                                                          11.29              9.31        19,500     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.71            $17.47         8,110     2017
                                                                              15.16             16.71         8,170     2016
                                                                              15.72             15.16         8,240     2015
                                                                              15.51             15.72         8,334     2014
                                                                              14.96             15.51        11,495     2013
                                                                              13.35             14.96        11,656     2012
                                                                              13.18             13.35        15,754     2011
                                                                              11.74             13.18         5,886     2010
                                                                               8.54             11.74         7,659     2009
                                                                              11.38              8.54         2,656     2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.05            $17.15            55     2017
                                                                              16.26             16.05            63     2016
                                                                              16.82             16.26            73     2015
                                                                              13.83             16.82            68     2014
                                                                              16.20             13.83            78     2013
                                                                              15.82             16.20            90     2012
                                                                              12.62             15.82           560     2011
                                                                              11.54             12.62           598     2010
                                                                              12.31             11.54           924     2009
                                                                              10.70             12.31         1,028     2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.66            $11.59           993     2017
                                                                              11.73             11.66         3,358     2016
                                                                              11.92             11.73         2,364     2015
                                                                              12.06             11.92         2,364     2014
                                                                              12.31             12.06         2,364     2013
                                                                              11.86             12.31         2,479     2012
                                                                              11.97             11.86         2,479     2011
                                                                              11.59             11.97         2,825     2010
                                                                              10.43             11.59         7,000     2009
                                                                              10.68             10.43           104     2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.06            $14.47        35,402     2017
                                                                              13.97             14.06        42,443     2016
                                                                              14.18             13.97        42,298     2015
                                                                              13.87             14.18        34,809     2014
                                                                              14.43             13.87        47,273     2013
                                                                              13.43             14.43        48,409     2012
                                                                              13.22             13.43        67,020     2011
                                                                              12.47             13.22        37,811     2010
                                                                              11.15             12.47        17,045     2009
                                                                              10.85             11.15        17,782     2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $19.79            $25.18           350     2017
                                                                              19.94             19.79           393     2016
                                                                              19.21             19.94           456     2015
                                                                              18.36             19.21           515     2014
                                                                              14.48             18.36           626     2013
                                                                              13.35             14.48           749     2012
                                                                              14.25             13.35         1,574     2011
                                                                              13.54             14.25         2,548     2010
                                                                               8.77             13.54         4,962     2009
                                                                              14.77              8.77        11,422     2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                       $20.71            $27.64           171     2017
                                                               21.39             20.71           171     2016
                                                               19.65             21.39            --     2015
                                                               18.29             19.65            --     2014
                                                               13.61             18.29            --     2013
                                                               11.99             13.61            --     2012
                                                               12.24             11.99            --     2011
                                                               11.20             12.24            --     2010
                                                                8.01             11.20            --     2009
                                                               13.08              8.01            --     2008
-------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares              $13.82            $13.47           209     2017
                                                               11.29             13.82         1,626     2016
                                                               16.18             11.29         1,732     2015
                                                               20.58             16.18         1,733     2014
                                                               19.12             20.58         1,819     2013
                                                               20.09             19.12         1,948     2012
                                                               25.40             20.09         4,737     2011
                                                               20.32             25.40         5,344     2010
                                                               11.75             20.32         7,705     2009
                                                               25.60             11.75        14,624     2008
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                       $25.91            $33.31            --     2017
                                                               24.93             25.91            --     2016
                                                               23.49             24.93            --     2015
                                                               20.40             23.49            --     2014
                                                               15.45             20.40            --     2013
                                                               13.50             15.45            --     2012
                                                               13.47             13.50             5     2011
                                                               11.60             13.47            15     2010
                                                                7.78             11.60            26     2009
                                                               13.66              7.78            40     2008
-------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                        $11.72            $11.87         1,611     2017
                                                               11.61             11.72         1,659     2016
                                                               11.89             11.61           100     2015
                                                               11.54             11.89            85     2014
                                                               11.93             11.54            99     2013
                                                               11.51             11.93           114     2012
                                                               10.95             11.51           595     2011
                                                               10.38             10.95           637     2010
                                                                9.81             10.38         1,530     2009
                                                               10.55              9.81         1,901     2008
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares         $19.19            $24.15            91     2017
                                                               19.10             19.19            94     2016
                                                               18.86             19.10            95     2015
                                                               16.86             18.86           218     2014
                                                               12.75             16.86           617     2013
                                                               10.76             12.75         1,077     2012
                                                               10.92             10.76         1,699     2011
                                                                9.98             10.92         2,378     2010
                                                                7.34              9.98         2,915     2009
                                                               11.81              7.34         3,777     2008
-------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $22.60            $23.45           1,729   2017
                                                                21.34             22.60           1,709   2016
                                                                20.81             21.34           2,332   2015
                                                                16.09             20.81           2,766   2014
                                                                16.00             16.09           2,828   2013
                                                                13.97             16.00           2,961   2012
                                                                12.97             13.97           7,218   2011
                                                                10.26             12.97           8,600   2010
                                                                 7.71             10.26           8,147   2009
                                                                12.29              7.71          12,191   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $18.93            $22.56           6,061   2017
                                                                17.30             18.93           6,129   2016
                                                                17.46             17.30             879   2015
                                                                15.72             17.46           1,080   2014
                                                                12.15             15.72           1,294   2013
                                                                10.71             12.15           2,425   2012
                                                                10.74             10.71           3,648   2011
                                                                 9.53             10.74           4,834   2010
                                                                 7.70              9.53           8,847   2009
                                                                12.55              7.70          11,874   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $21.88            $24.18             102   2017
                                                                18.03             21.88             475   2016
                                                                19.18             18.03             770   2015
                                                                18.85             19.18             866   2014
                                                                14.04             18.85           1,082   2013
                                                                12.50             14.04           1,699   2012
                                                                12.36             12.50           2,622   2011
                                                                 9.89             12.36           3,281   2010
                                                                 7.71              9.89           4,068   2009
                                                                12.60              7.71           5,808   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $14.14            $16.02       5,299,339   2017
                                                                13.56             14.14       4,170,400   2016
                                                                13.98             13.56       3,444,952   2015
                                                                13.54             13.98       5,430,343   2014
                                                                12.02             13.54       5,629,163   2013
                                                                10.89             12.02       5,819,215   2012
                                                                11.43             10.89       6,723,424   2011
                                                                10.63             11.43       6,998,182   2010
                                                                 8.98             10.63       7,150,800   2009
                                                                12.95              8.98       6,998,792   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $12.38            $14.00       2,471,150   2017
                                                                11.91             12.38       5,530,421   2016
                                                                12.31             11.91       7,243,324   2015
                                                                11.95             12.31       7,841,002   2014
                                                                10.63             11.95       8,693,876   2013
                                                                 9.66             10.63       9,182,582   2012
                                                                10.16              9.66       9,570,364   2011
                                                                 9.48             10.16       9,795,312   2010
                                                                 8.02              9.48       8,989,027   2009
                                                                11.58              8.02       6,791,244   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $17.88            $21.02           --      2017
                                                       16.68             17.88           --      2016
                                                       17.41             16.68           --      2015
                                                       15.75             17.41           --      2014
                                                       11.99             15.75           --      2013
                                                       10.56             11.99           --      2012
                                                       11.10             10.56           --      2011
                                                       10.26             11.10           --      2010
                                                        7.95             10.26           --      2009
                                                       12.68              7.95          192      2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.81            $24.83          110      2017
                                                       19.08             18.81          109      2016
                                                       19.21             19.08          111      2015
                                                       18.86             19.21          112      2014
                                                       13.75             18.86          114      2013
                                                       11.65             13.75          115      2012
                                                       12.58             11.65          116      2011
                                                       10.00             12.58          116      2010
-----------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.82            $13.41            --     2017
                                                            11.55             11.82            --     2016
                                                            11.63             11.55            --     2015
                                                            11.07             11.63            --     2014
                                                             9.71             11.07            --     2013
                                                             8.74              9.71            --     2012
                                                             9.19              8.74            --     2011
                                                             8.50              9.19            --     2010
                                                             6.96              8.50            --     2009
                                                            10.18              6.96            --     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.72            $17.01            --     2017
                                                            13.09             12.72            --     2016
                                                            13.01             13.09            --     2015
                                                            12.66             13.01            --     2014
                                                            10.50             12.66            --     2013
                                                             9.46             10.50            --     2012
                                                            12.60              9.46            --     2011
                                                            10.83             12.60            --     2010
                                                             7.21             10.83            --     2009
                                                            14.01              7.21            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.16            $21.12         6,999     2017
                                                            16.68             18.16         7,640     2016
                                                            16.77             16.68         8,323     2015
                                                            15.65             16.77         8,780     2014
                                                            11.86             15.65        10,782     2013
                                                            10.32             11.86         5,867     2012
                                                             9.92             10.32        10,504     2011
                                                             8.97              9.92        18,370     2010
                                                             7.60              8.97        33,819     2009
                                                            13.07              7.60        38,502     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.71            $11.91         9,905     2017
                                                             9.98              9.71        18,463     2016
                                                             9.94              9.98        14,993     2015
                                                            10.84              9.94        15,972     2014
                                                             9.01             10.84        17,675     2013
                                                             8.05              9.01        36,750     2012
                                                            10.19              8.05        45,130     2011
                                                             9.96             10.19        45,053     2010
                                                             7.56              9.96        43,295     2009
                                                            16.51              7.56        58,238     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.11            $25.97           192     2017
                                                            20.04             20.11           950     2016
                                                            18.44             20.04         1,529     2015
                                                            16.52             18.44         2,177     2014
                                                            12.30             16.52         3,007     2013
                                                            10.75             12.30         3,693     2012
                                                            11.39             10.75         7,220     2011
                                                            10.57             11.39         9,728     2010
                                                             7.86             10.57        10,150     2009
                                                            13.33              7.86        11,549     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.42            $21.54            --     2017
                                                                        15.77             16.42            --     2016
                                                                        16.33             15.77            --     2015
                                                                        17.01             16.33         2,124     2014
                                                                        11.94             17.01            --     2013
                                                                        10.61             11.94            --     2012
                                                                        10.39             10.61            --     2011
                                                                         7.75             10.39            --     2010
                                                                         5.60              7.75            --     2009
                                                                        10.50              5.60            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.32            $17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.93            $23.58            --     2017
                                                                        18.93             18.93            --     2016
                                                                        18.43             18.93            --     2015
                                                                        17.37             18.43            --     2014
                                                                        12.68             17.37            --     2013
                                                                        11.40             12.68            --     2012
                                                                        12.42             11.40            --     2011
                                                                        10.59             12.42            --     2010
                                                                         6.52             10.59            --     2009
                                                                        13.07              6.52            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.01            $21.92         9,568     2017
                                                                        16.57             19.01        15,102     2016
                                                                        18.02             16.57        16,898     2015
                                                                        16.84             18.02        17,734     2014
                                                                        12.66             16.84        22,911     2013
                                                                        10.86             12.66        34,204     2012
                                                                        11.32             10.86        45,899     2011
                                                                         9.97             11.32        72,589     2010
                                                                         7.92              9.97        80,327     2009
                                                                        12.59              7.92        97,343     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.52            $17.23         8,097     2017
                                                                        14.36             15.52         8,521     2016
                                                                        15.54             14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65           346     2013
                                                                        10.36             11.56           431     2012
                                                                        10.57             10.36         4,630     2011
                                                                         9.84             10.57         8,230     2010
                                                                         7.82              9.84         8,802     2009
                                                                        11.42              7.82         9,882     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.57            $15.82            --     2017
                                                                        12.94             14.57            --     2016
                                                                        13.54             12.94            --     2015
                                                                        12.70             13.54            --     2014
                                                                        10.37             12.70            --     2013
                                                                         9.41             10.37            --     2012
                                                                         9.73              9.41            --     2011
                                                                         8.85              9.73            --     2010
                                                                         7.37              8.85            --     2009
                                                                         9.72              7.37            --     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.08            $19.34         9,372     2017
                                                                               16.51             16.08         9,236     2016
                                                                               17.29             16.51        11,109     2015
                                                                               17.62             17.29        10,154     2014
                                                                               15.14             17.62        13,477     2013
                                                                               13.39             15.14        11,822     2012
                                                                               14.69             13.39        13,152     2011
                                                                               13.30             14.69        22,163     2010
                                                                               10.06             13.30        26,615     2009
                                                                               17.24             10.06        31,601     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.22            $15.20         1,049     2017
                                                                               11.44             13.22         3,906     2016
                                                                               13.06             11.44         5,639     2015
                                                                               12.52             13.06         6,179     2014
                                                                                9.58             12.52         7,836     2013
                                                                                8.30              9.58         9,346     2012
                                                                                8.77              8.30        16,998     2011
                                                                                8.36              8.77        27,881     2010
                                                                                5.77              8.36        29,813     2009
                                                                               12.24              5.77        37,298     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.71            $11.90         8,413     2017
                                                                               11.44             11.71         8,934     2016
                                                                               11.96             11.44         5,079     2015
                                                                               11.81             11.96        11,199     2014
                                                                               13.16             11.81        14,312     2013
                                                                               12.50             13.16        17,546     2012
                                                                               11.41             12.50        19,910     2011
                                                                               11.07             11.41        19,610     2010
                                                                               10.24             11.07        26,178     2009
                                                                               10.62             10.24        25,785     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.08            $22.41         1,105     2017
                                                                               16.59             20.08         1,224     2016
                                                                               18.15             16.59         1,566     2015
                                                                               17.62             18.15         1,594     2014
                                                                               12.65             17.62         1,715     2013
                                                                               11.39             12.65         4,703     2012
                                                                               11.93             11.39         6,754     2011
                                                                                9.48             11.93         8,423     2010
                                                                                7.55              9.48        14,496     2009
                                                                               12.88              7.55        15,717     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.58            $19.68         3,049     2017
                                                                               16.10             18.58         4,877     2016
                                                                               17.50             16.10         1,140     2015
                                                                               16.28             17.50         1,155     2014
                                                                               12.06             16.28         1,308     2013
                                                                               10.81             12.06         1,637     2012
                                                                               11.34             10.81         4,650     2011
                                                                               10.28             11.34         8,397     2010
                                                                                8.01             10.28        10,209     2009
                                                                               12.95              8.01        10,854     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $16.34            $18.22         7,492     2017
                                      16.05             16.34         7,818     2016
                                      16.54             16.05        10,271     2015
                                      16.55             16.54        21,259     2014
                                      14.75             16.55        29,660     2013
                                      13.68             14.75        27,865     2012
                                      14.48             13.68        38,023     2011
                                      13.45             14.48        40,678     2010
                                      11.35             13.45        41,980     2009
                                      14.41             11.35        44,051     2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $18.53            $23.48            --     2017
                                      17.57             18.53            --     2016
                                      17.48             17.57            --     2015
                                      15.64             17.48            --     2014
                                      11.94             15.64            --     2013
                                      10.61             11.94            --     2012
                                      10.57             10.61            --     2011
                                       9.37             10.57            --     2010
                                       7.55              9.37            --     2009
                                      13.02              7.55            --     2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.68            $12.07        17,749     2017
                                      10.00              9.68        24,425     2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.41            $13.59        14,758     2017
                                      10.00             10.41        11,839     2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.58            $12.76         2,195     2017
                                      11.78             12.58         2,376     2016
                                      12.13             11.78         2,219     2015
                                      12.30             12.13         5,705     2014
                                      12.08             12.30         5,707     2013
                                      11.48             12.08         6,340     2012
                                      11.42             11.48           339     2011
                                      10.67             11.42           406     2010
                                       7.54             10.67         5,696     2009
                                      10.56              7.54         6,320     2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $18.50            $19.33         2,036     2017
                                      16.47             18.50         2,056     2016
                                      17.27             16.47         3,486     2015
                                      17.20             17.27         3,582     2014
                                      16.43             17.20         4,207     2013
                                      14.66             16.43         2,915     2012
                                      14.25             14.66         5,412     2011
                                      12.71             14.25         6,776     2010
                                       8.50             12.71         7,780     2009
                                      11.73              8.50        10,480     2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $20.28            $25.45           957     2017
                                      20.00             20.28         1,199     2016
                                      19.21             20.00         1,242     2015
                                      17.90             19.21         1,440     2014
                                      13.07             17.90         2,152     2013
                                      11.40             13.07         3,464     2012
                                      13.43             11.40        11,030     2011
                                      11.64             13.43         7,818     2010
                                       9.19             11.64         5,241     2009
                                      16.14              9.19         5,422     2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $14.87            $16.58         19,909    2017
                                                                         14.74             14.87         22,242    2016
                                                                         15.04             14.74         39,337    2015
                                                                         14.54             15.04         40,836    2014
                                                                         12.86             14.54         84,422    2013
                                                                         11.68             12.86         97,180    2012
                                                                         12.26             11.68        100,258    2011
                                                                         10.97             12.26        170,799    2010
                                                                          8.69             10.97        180,535    2009
                                                                         12.47              8.69        177,119    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.49            $17.63          6,601    2017
                                                                         14.76             15.49          7,176    2016
                                                                         15.00             14.76         15,395    2015
                                                                         13.91             15.00         55,645    2014
                                                                         11.89             13.91         62,742    2013
                                                                         10.56             11.89         68,007    2012
                                                                         11.20             10.56         80,445    2011
                                                                          9.70             11.20         84,435    2010
                                                                          7.15              9.70         91,838    2009
                                                                         11.08              7.15        102,248    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.70            $25.87          6,404    2017
                                                                         20.54             21.70          6,589    2016
                                                                         20.86             20.54         12,384    2015
                                                                         19.06             20.86         15,218    2014
                                                                         14.84             19.06         20,200    2013
                                                                         13.03             14.84         33,797    2012
                                                                         13.67             13.03          1,662    2011
                                                                         11.93             13.67          1,662    2010
                                                                          8.98             11.93            843    2009
                                                                         15.98              8.98             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.78            $26.37             --    2017
                                                                         21.63             21.78             --    2016
                                                                         21.84             21.63             --    2015
                                                                         20.13             21.84             --    2014
                                                                         14.85             20.13             --    2013
                                                                         12.39             14.85             --    2012
                                                                         12.99             12.39             --    2011
                                                                         11.23             12.99             --    2010
                                                                          8.44             11.23             --    2009
                                                                         14.67              8.44             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.45            $19.28          4,951    2017
                                                                         15.12             17.45          3,120    2016
                                                                         16.10             15.12          8,942    2015
                                                                         15.14             16.10         10,162    2014
                                                                         12.08             15.14         14,305    2013
                                                                         10.53             12.08         21,529    2012
                                                                         10.66             10.53         21,406    2011
                                                                          9.46             10.66         32,743    2010
                                                                          7.43              9.46         35,633    2009
                                                                         13.25              7.43         41,838    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.98            $21.70            --     2017
                                                                  16.71             18.98            --     2016
                                                                  17.49             16.71         9,456     2015
                                                                  16.18             17.49         9,456     2014
                                                                  12.38             16.18            --     2013
                                                                  10.68             12.38            --     2012
                                                                  10.75             10.68            --     2011
                                                                   9.57             10.75            --     2010
                                                                   7.68              9.57            --     2009
                                                                  13.49              7.68            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.02            $21.08         1,539     2017
                                                                  16.33             16.02         2,073     2016
                                                                  15.81             16.33         6,001     2015
                                                                  14.40             15.81         2,815     2014
                                                                  10.68             14.40         3,417     2013
                                                                  10.00             10.68         6,312     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.17            $24.02         1,674     2017
                                                                  18.43             18.17         2,263     2016
                                                                  17.58             18.43         2,347     2015
                                                                  16.15             17.58         2,667     2014
                                                                  12.11             16.15         4,238     2013
                                                                  10.80             12.11         5,211     2012
                                                                  11.01             10.80         6,536     2011
                                                                   9.07             11.01        10,163     2010
                                                                   7.23              9.07        12,254     2009
                                                                  13.99              7.23        13,959     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.26            $12.50        21,953     2017
                                                                  11.96             12.26        23,702     2016
                                                                  12.31             11.96        45,328     2015
                                                                  11.88             12.31        42,545     2014
                                                                  12.38             11.88        21,966     2013
                                                                  11.95             12.38        29,607     2012
                                                                  11.39             11.95         2,883     2011
                                                                  10.80             11.39         2,883     2010
                                                                   9.54             10.80         1,454     2009
                                                                  10.08              9.54            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $25.90            $30.61         6,520     2017
                                                                  23.60             25.90         8,227     2016
                                                                  24.47             23.60        10,000     2015
                                                                  23.53             24.47        13,513     2014
                                                                  17.67             23.53        15,692     2013
                                                                  15.73             17.67        23,662     2012
                                                                  17.99             15.73        21,047     2011
                                                                  14.27             17.99        29,186     2010
                                                                  10.42             14.27        40,306     2009
                                                                  17.59             10.42        49,184     2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.23            $21.28            --     2017
                                                                  17.01             18.23            --     2016
                                                                  17.92             17.01            --     2015
                                                                  17.16             17.92            --     2014
                                                                  13.44             17.16            --     2013
                                                                  10.79             13.44            --     2012
                                                                  12.10             10.79            --     2011
                                                                   9.77             12.10            --     2010
                                                                   6.34              9.77            --     2009
                                                                  13.27              6.34            --     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.72            $12.87             --    2017
                                                                         10.56             11.72             --    2016
                                                                         11.48             10.56             --    2015
                                                                         11.39             11.48             --    2014
                                                                          9.38             11.39             --    2013
                                                                          8.30              9.38             --    2012
                                                                          8.59              8.30             --    2011
                                                                          7.95              8.59             --    2010
                                                                          6.23              7.95             --    2009
                                                                          9.90              6.23             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.04            $17.25        115,020    2017
                                                                         14.35             16.04        138,842    2016
                                                                         15.75             14.35        168,470    2015
                                                                         15.35             15.75        234,775    2014
                                                                         13.74             15.35        302,630    2013
                                                                         12.44             13.74        345,583    2012
                                                                         12.39             12.44        459,793    2011
                                                                         11.22             12.39        584,623    2010
                                                                          8.44             11.22        657,139    2009
                                                                         12.23              8.44        782,977    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.41            $17.43          1,385    2017
                                                                         14.42             16.41          1,517    2016
                                                                         15.47             14.42          1,721    2015
                                                                         14.72             15.47          1,801    2014
                                                                         11.71             14.72          2,623    2013
                                                                         10.45             11.71          3,968    2012
                                                                         10.77             10.45         12,357    2011
                                                                          9.88             10.77          9,880    2010
                                                                          7.99              9.88         15,317    2009
                                                                         12.97              7.99         15,272    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.04            $12.82             --    2017
                                                                         10.27             11.04             --    2016
                                                                         11.20             10.27             --    2015
                                                                         11.75             11.20             --    2014
                                                                          9.16             11.75             --    2013
                                                                          7.72              9.16             --    2012
                                                                          8.46              7.72             --    2011
                                                                          8.04              8.46             --    2010
                                                                          6.25              8.04             --    2009
                                                                         11.06              6.25             --    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.17            $ 9.04         52,754    2017
                                                                          9.35              9.17         44,165    2016
                                                                          9.54              9.35         75,268    2015
                                                                          9.73              9.54         66,938    2014
                                                                          9.92              9.73         65,893    2013
                                                                         10.00              9.92        153,525    2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $19.80            $21.56          2,946    2017
                                                                         17.79             19.80          2,951    2016
                                                                         19.99             17.79          3,259    2015
                                                                         17.95             19.99          3,286    2014
                                                                         13.78             17.95          4,415    2013
                                                                         11.86             13.78          3,780    2012
                                                                         12.92             11.86          5,512    2011
                                                                         10.54             12.92          8,559    2010
                                                                          8.07             10.54         11,210    2009
                                                                         13.08              8.07         17,147    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.80            $22.93         86,351    2017
                                                                        19.35             19.80        103,805    2016
                                                                        19.66             19.35        102,064    2015
                                                                        18.52             19.66        134,528    2014
                                                                        15.77             18.52        154,069    2013
                                                                        14.19             15.77        164,304    2012
                                                                        14.27             14.19        214,911    2011
                                                                        13.46             14.27        294,095    2010
                                                                        10.93             13.46        315,797    2009
                                                                        13.29             10.93        266,112    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.27            $30.94            520    2017
                                                                        24.28             24.27          2,494    2016
                                                                        22.12             24.28          2,284    2015
                                                                        20.80             22.12          3,186    2014
                                                                        16.21             20.80          3,816    2013
                                                                        13.35             16.21          6,496    2012
                                                                        14.63             13.35          6,415    2011
                                                                        14.01             14.63          4,901    2010
                                                                         9.79             14.01         13,004    2009
                                                                        17.92              9.79         15,093    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $15.53            $19.92             --    2017
                                                                        16.98             15.53             --    2016
                                                                        18.99             16.98             --    2015
                                                                        22.03             18.99             --    2014
                                                                        19.66             22.03             --    2013
                                                                        17.72             19.66             --    2012
                                                                        26.70             17.72             --    2011
                                                                        21.78             26.70             --    2010
                                                                        12.41             21.78             --    2009
                                                                        26.49             12.41             --    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.44            $24.39          3,423    2017
                                                                        21.67             21.44          4,056    2016
                                                                        22.53             21.67          6,065    2015
                                                                        19.14             22.53          6,081    2014
                                                                        13.25             19.14          7,441    2013
                                                                        11.40             13.25          5,896    2012
                                                                        11.38             11.40          9,063    2011
                                                                         9.31             11.38         19,959    2010
                                                                         7.08              9.31         31,638    2009
                                                                        12.15              7.08         37,595    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.35            $16.75          4,755    2017
                                                                        12.75             14.35          5,370    2016
                                                                        13.61             12.75          7,647    2015
                                                                        12.23             13.61         20,191    2014
                                                                         9.92             12.23         19,793    2013
                                                                         8.87              9.92         21,590    2012
                                                                         8.40              8.87         32,454    2011
                                                                         7.64              8.40         36,477    2010
                                                                         6.36              7.64         40,565    2009
                                                                         9.97              6.36         45,605    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.47            $11.79            526    2017
                                                                         9.45             10.47            534    2016
                                                                         9.92              9.45          8,369    2015
                                                                        10.00              9.92          8,193    2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $19.98            $24.10             --    2017
                                                                      18.81             19.98             --    2016
                                                                      19.19             18.81             --    2015
                                                                      17.68             19.19             --    2014
                                                                      13.69             17.68             --    2013
                                                                      11.75             13.69             --    2012
                                                                      12.28             11.75             --    2011
                                                                      11.29             12.28             --    2010
                                                                       9.10             11.29             --    2009
                                                                      13.91              9.10             --    2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $20.47            $25.36             87    2017
                                                                      19.19             20.47            114    2016
                                                                      20.00             19.19            556    2015
                                                                      22.05             20.00            615    2014
                                                                      15.92             22.05            717    2013
                                                                      13.43             15.92            937    2012
                                                                      15.31             13.43          1,559    2011
                                                                      11.48             15.31          2,219    2010
                                                                       7.19             11.48          3,336    2009
                                                                      12.12              7.19          6,559    2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $15.11            $16.60         34,043    2017
                                                                      14.16             15.11         36,255    2016
                                                                      14.53             14.16         39,977    2015
                                                                      13.69             14.53         49,728    2014
                                                                      11.76             13.69         84,929    2013
                                                                      10.81             11.76        104,738    2012
                                                                      10.85             10.81        118,912    2011
                                                                      10.09             10.85        175,699    2010
                                                                       8.75             10.09        196,547    2009
                                                                      11.48              8.75        207,698    2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $27.72            $31.12             --    2017
                                                                      25.41             27.72             --    2016
                                                                      30.40             25.41             --    2015
                                                                      27.57             30.40             --    2014
                                                                      23.39             27.57             --    2013
                                                                      21.07             23.39             --    2012
                                                                      20.18             21.07             --    2011
                                                                      18.13             20.18             --    2010
                                                                      13.92             18.13             --    2009
                                                                      22.82             13.92          1,815    2008
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.06            $12.63            332    2017
                                                                       9.69             10.06            380    2016
                                                                      10.00              9.69            664    2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $15.62            $19.37             --    2017
                                                                      16.32             15.62             --    2016
                                                                      16.12             16.32             --    2015
                                                                      14.28             16.12             --    2014
                                                                      11.25             14.28             --    2013
                                                                      10.08             11.25             --    2012
                                                                      10.43             10.08             --    2011
                                                                       9.74             10.43             --    2010
                                                                       6.89              9.74             --    2009
                                                                      12.94              6.89             --    2008
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.46            $12.24         89,927    2017
                                                                          11.14             11.46         96,589    2016
                                                                          11.29             11.14        111,051    2015
                                                                          10.66             11.29        144,200    2014
                                                                           9.64             10.66        185,223    2013
                                                                           8.77              9.64        205,853    2012
                                                                           8.91              8.77        341,889    2011
                                                                           8.06              8.91        385,782    2010
                                                                           6.76              8.06        421,154    2009
                                                                          12.23              6.76        388,956    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.84            $21.21             --    2017
                                                                          16.82             16.84             --    2016
                                                                          16.13             16.82             --    2015
                                                                          15.59             16.13             --    2014
                                                                          11.72             15.59             --    2013
                                                                          10.29             11.72             --    2012
                                                                          10.41             10.29             --    2011
                                                                           8.35             10.41             --    2010
                                                                           6.44              8.35             --    2009
                                                                          12.93              6.44             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA --Service Shares                            $18.55            $24.79          3,220    2017
                                                                          18.94             18.55          3,701    2016
                                                                          18.63             18.94          4,051    2015
                                                                          18.62             18.63          5,076    2014
                                                                          14.96             18.62          4,930    2013
                                                                          12.61             14.96          7,931    2012
                                                                          14.06             12.61          9,971    2011
                                                                          12.39             14.06          7,404    2010
                                                                           9.07             12.39          7,291    2009
                                                                          15.51              9.07          8,204    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $18.97            $21.69         10,778    2017
                                                                          17.38             18.97         12,989    2016
                                                                          17.19             17.38         10,179    2015
                                                                          15.88             17.19         12,338    2014
                                                                          12.32             15.88         16,390    2013
                                                                          10.78             12.32         26,418    2012
                                                                          11.03             10.78         46,995    2011
                                                                           9.71             11.03         37,802    2010
                                                                           7.74              9.71         21,679    2009
                                                                          12.86              7.74         22,489    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $23.99            $26.80          5,989    2017
                                                                          20.79             23.99          7,203    2016
                                                                          22.58             20.79         10,451    2015
                                                                          20.63             22.58         11,419    2014
                                                                          14.96             20.63         15,903    2013
                                                                          12.97             14.96         24,317    2012
                                                                          13.55             12.97         35,104    2011
                                                                          11.23             13.55         42,096    2010
                                                                           8.37             11.23         35,525    2009
                                                                          13.76              8.37         45,031    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.16            $14.63             --    2017
                                                                              11.89             13.16             --    2016
                                                                              13.35             11.89             --    2015
                                                                              13.56             13.35             --    2014
                                                                              13.81             13.56             --    2013
                                                                              12.27             13.81             --    2012
                                                                              12.28             12.27             --    2011
                                                                              11.08             12.28             --    2010
                                                                               9.31             11.08             --    2009
                                                                              11.29              9.31          4,082    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.57            $18.37          5,679    2017
                                                                              15.94             17.57          6,462    2016
                                                                              16.53             15.94         10,517    2015
                                                                              16.31             16.53         10,160    2014
                                                                              15.73             16.31         10,712    2013
                                                                              14.04             15.73         13,073    2012
                                                                              13.85             14.04         22,031    2011
                                                                              12.34             13.85         30,023    2010
                                                                               8.98             12.34         31,280    2009
                                                                              11.97              8.98         39,011    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.52            $18.71          1,496    2017
                                                                              17.74             17.52          1,710    2016
                                                                              18.35             17.74            142    2015
                                                                              15.09             18.35            167    2014
                                                                              17.68             15.09          1,821    2013
                                                                              17.27             17.68          3,011    2012
                                                                              13.78             17.27         11,147    2011
                                                                              12.59             13.78         12,582    2010
                                                                              13.43             12.59         18,220    2009
                                                                              11.68             13.43         18,134    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.66            $11.59         31,257    2017
                                                                              11.73             11.66         30,822    2016
                                                                              11.92             11.73         36,338    2015
                                                                              12.06             11.92         52,271    2014
                                                                              12.31             12.06         72,854    2013
                                                                              11.86             12.31         78,398    2012
                                                                              11.97             11.86         84,748    2011
                                                                              11.59             11.97        103,528    2010
                                                                              10.43             11.59        114,664    2009
                                                                              10.68             10.43        113,424    2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.57            $14.98         41,665    2017
                                                                              14.47             14.57         46,311    2016
                                                                              14.69             14.47         53,166    2015
                                                                              14.37             14.69         53,281    2014
                                                                              14.95             14.37         59,855    2013
                                                                              13.91             14.95         57,886    2012
                                                                              13.69             13.91         84,078    2011
                                                                              12.92             13.69        115,427    2010
                                                                              11.55             12.92        113,619    2009
                                                                              11.24             11.55        119,777    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.70            $27.61            --     2017
                                                             21.86             21.70            --     2016
                                                             21.06             21.86            --     2015
                                                             20.13             21.06            --     2014
                                                             15.87             20.13            --     2013
                                                             14.64             15.87            --     2012
                                                             15.63             14.64            --     2011
                                                             14.85             15.63            --     2010
                                                              9.62             14.85            --     2009
                                                             16.19              9.62            --     2008
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $20.98            $28.00            --     2017
                                                             21.67             20.98            --     2016
                                                             19.91             21.67            --     2015
                                                             18.53             19.91            --     2014
                                                             13.78             18.53           521     2013
                                                             12.15             13.78         4,127     2012
                                                             12.40             12.15         5,528     2011
                                                             11.35             12.40         6,296     2010
                                                              8.11             11.35         7,049     2009
                                                             13.25              8.11        12,602     2008
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $13.82            $13.47         3,197     2017
                                                             11.29             13.82         2,108     2016
                                                             16.18             11.29         1,128     2015
                                                             20.58             16.18         1,103     2014
                                                             19.12             20.58           881     2013
                                                             20.09             19.12         1,384     2012
                                                             25.40             20.09         1,073     2011
                                                             20.32             25.40         1,072     2010
                                                             11.75             20.32         1,999     2009
                                                             25.60             11.75         2,173     2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $25.53            $32.82            --     2017
                                                             24.56             25.53            --     2016
                                                             23.15             24.56            --     2015
                                                             20.10             23.15            --     2014
                                                             15.23             20.10            --     2013
                                                             13.30             15.23            --     2012
                                                             13.28             13.30            --     2011
                                                             11.43             13.28            --     2010
                                                              7.67             11.43            --     2009
                                                             13.46              7.67            --     2008
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.96            $12.11           317     2017
                                                             11.84             11.96           294     2016
                                                             12.13             11.84         7,433     2015
                                                             11.77             12.13         7,542     2014
                                                             12.16             11.77         7,474     2013
                                                             11.74             12.16         6,424     2012
                                                             11.17             11.74         9,061     2011
                                                             10.59             11.17        16,021     2010
                                                             10.01             10.59        19,511     2009
                                                             10.76             10.01        16,968     2008
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.93            $23.83              --   2017
                                                                18.84             18.93              --   2016
                                                                18.61             18.84              --   2015
                                                                16.64             18.61              --   2014
                                                                12.58             16.64              --   2013
                                                                10.61             12.58              --   2012
                                                                10.77             10.61              --   2011
                                                                 9.85             10.77              --   2010
                                                                 7.24              9.85              --   2009
                                                                11.65              7.24              --   2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $29.96            $31.09           1,151   2017
                                                                28.29             29.96           1,284   2016
                                                                27.59             28.29           1,237   2015
                                                                21.34             27.59           1,562   2014
                                                                21.21             21.34           2,994   2013
                                                                18.52             21.21           1,789   2012
                                                                17.19             18.52           2,214   2011
                                                                13.60             17.19           1,910   2010
                                                                10.22             13.60           2,231   2009
                                                                16.29             10.22           3,794   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.67            $23.44              --   2017
                                                                17.97             19.67              --   2016
                                                                18.14             17.97              --   2015
                                                                16.33             18.14              --   2014
                                                                12.62             16.33              --   2013
                                                                11.12             12.62              --   2012
                                                                11.15             11.12              --   2011
                                                                 9.91             11.15              --   2010
                                                                 8.00              9.91              --   2009
                                                                13.03              8.00              --   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $23.00            $25.42           1,686   2017
                                                                18.95             23.00           1,703   2016
                                                                20.16             18.95           2,279   2015
                                                                19.82             20.16           2,310   2014
                                                                14.76             19.82           3,827   2013
                                                                13.14             14.76           2,613   2012
                                                                13.00             13.14           3,303   2011
                                                                10.40             13.00           4,960   2010
                                                                 8.10             10.40           6,640   2009
                                                                13.24              8.10           8,153   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $14.43            $16.36         798,503   2017
                                                                13.84             14.43         939,089   2016
                                                                14.28             13.84       1,072,088   2015
                                                                13.83             14.28       1,264,979   2014
                                                                12.27             13.83       1,523,497   2013
                                                                11.12             12.27       1,857,562   2012
                                                                11.67             11.12       2,438,758   2011
                                                                10.86             11.67       3,279,709   2010
                                                                 9.17             10.86       3,698,253   2009
                                                                13.22              9.17       4,144,936   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $12.38            $14.00          51,347   2017
                                                                11.91             12.38          59,373   2016
                                                                12.31             11.91          77,633   2015
                                                                11.95             12.31         100,751   2014
                                                                10.63             11.95         160,214   2013
                                                                 9.66             10.63         190,996   2012
                                                                10.16              9.66         275,381   2011
                                                                 9.48             10.16         307,656   2010
                                                                 8.02              9.48         360,794   2009
                                                                11.58              8.02         399,418   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $18.24            $21.45          --       2017
                                                       17.02             18.24          --       2016
                                                       17.77             17.02          --       2015
                                                       16.07             17.77          --       2014
                                                       12.24             16.07          --       2013
                                                       10.78             12.24          --       2012
                                                       11.32             10.78          --       2011
                                                       10.47             11.32          --       2010
                                                        8.11             10.47          --       2009
                                                       12.94              8.11          --       2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.81            $24.83          --       2017
                                                       19.08             18.81          --       2016
                                                       19.21             19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.55            $13.06           759     2017
                                                            11.30             11.55           966     2016
                                                            11.41             11.30         1,147     2015
                                                            10.89             11.41         1,374     2014
                                                             9.58             10.89         1,585     2013
                                                             8.64              9.58         1,806     2012
                                                             9.11              8.64         2,084     2011
                                                             8.45              9.11         2,305     2010
                                                             6.94              8.45         2,593     2009
                                                            10.17              6.94        10,008     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.62            $14.16            --     2017
                                                            10.96             10.62            --     2016
                                                            10.91             10.96            --     2015
                                                            10.65             10.91            --     2014
                                                             8.86             10.65            --     2013
                                                             8.00              8.86            --     2012
                                                            10.68              8.00            --     2011
                                                             9.20             10.68            --     2010
                                                             6.15              9.20            --     2009
                                                            11.96              6.15            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.34            $17.80            --     2017
                                                            14.12             15.34            --     2016
                                                            14.24             14.12            --     2015
                                                            13.32             14.24            --     2014
                                                            10.12             13.32            --     2013
                                                             8.83             10.12            --     2012
                                                             8.51              8.83            --     2011
                                                             7.71              8.51            --     2010
                                                             6.55              7.71            --     2009
                                                            11.30              6.55            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.62            $ 8.10        16,578     2017
                                                             6.83              6.62        61,053     2016
                                                             6.81              6.83        45,821     2015
                                                             7.45              6.81        45,501     2014
                                                             6.21              7.45        37,969     2013
                                                             5.56              6.21        87,693     2012
                                                             7.05              5.56        73,123     2011
                                                             6.91              7.05        62,549     2010
                                                             5.26              6.91        68,628     2009
                                                            11.52              5.26        75,147     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.15            $20.80            --     2017
                                                            16.14             16.15            --     2016
                                                            14.88             16.14            --     2015
                                                            13.37             14.88            --     2014
                                                             9.98             13.37            --     2013
                                                             8.74              9.98            --     2012
                                                             9.29              8.74            --     2011
                                                             8.65              9.29            --     2010
                                                             6.45              8.65            --     2009
                                                            10.96              6.45            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.98            $20.91            --     2017
                                                                        15.38             15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97         9,991     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68         2,246     2009
                                                                        10.45              5.56         2,556     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.12            $17.58            --     2017
                                                                        14.11             14.12            --     2016
                                                                        13.74             14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                        10.00              9.45            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.42            $19.16            --     2017
                                                                        15.45             15.42            --     2016
                                                                        15.08             15.45            --     2015
                                                                        14.26             15.08            --     2014
                                                                        10.43             14.26            --     2013
                                                                         9.40             10.43            --     2012
                                                                        10.27              9.40            --     2011
                                                                         8.78             10.27            --     2010
                                                                         5.42              8.78            --     2009
                                                                        10.90              5.42            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $15.38            $17.68            --     2017
                                                                        13.44             15.38        22,409     2016
                                                                        14.65             13.44            --     2015
                                                                        13.73             14.65            --     2014
                                                                        10.35             13.73            --     2013
                                                                         8.90             10.35            --     2012
                                                                         9.29              8.90            --     2011
                                                                         8.21              9.29            --     2010
                                                                         6.54              8.21           746     2009
                                                                        10.42              6.54           843     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.11            $16.72        26,616     2017
                                                                        14.01             15.11        34,243     2016
                                                                        15.20             14.01            --     2015
                                                                        14.37             15.20            --     2014
                                                                        11.37             14.37            --     2013
                                                                        10.21             11.37            --     2012
                                                                        10.44             10.21            --     2011
                                                                         9.75             10.44            --     2010
                                                                         7.77              9.75            --     2009
                                                                        11.37              7.77            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.21            $15.40        15,059     2017
                                                                        12.65             14.21        15,410     2016
                                                                        13.28             12.65        17,190     2015
                                                                        12.49             13.28        12,916     2014
                                                                        10.22             12.49        13,913     2013
                                                                         9.30             10.22         3,847     2012
                                                                         9.63              9.30         4,202     2011
                                                                         8.79              9.63         3,092     2010
                                                                         7.34              8.79         8,955     2009
                                                                         9.71              7.34         6,149     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.19            $13.44        13,318     2017
                                                                               11.53             11.19        10,413     2016
                                                                               12.10             11.53        27,066     2015
                                                                               12.36             12.10        19,465     2014
                                                                               10.65             12.36        22,910     2013
                                                                                9.45             10.65        30,139     2012
                                                                               10.38              9.45        21,670     2011
                                                                                9.43             10.38        21,273     2010
                                                                                7.15              9.43        37,221     2009
                                                                               12.29              7.15        40,868     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.07            $12.69            --     2017
                                                                                9.60             11.07            --     2016
                                                                               10.99              9.60            --     2015
                                                                               10.56             10.99            --     2014
                                                                                8.10             10.56            --     2013
                                                                                7.04              8.10            --     2012
                                                                                7.45              7.04            --     2011
                                                                                7.12              7.45            --     2010
                                                                                4.93              7.12            --     2009
                                                                               10.48              4.93            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.70            $11.87        15,003     2017
                                                                               11.46             11.70        19,874     2016
                                                                               12.02             11.46         5,450     2015
                                                                               11.89             12.02        32,559     2014
                                                                               13.29             11.89        38,299     2013
                                                                               12.65             13.29        39,699     2012
                                                                               11.58             12.65        40,191     2011
                                                                               11.26             11.58        47,187     2010
                                                                               10.45             11.26        80,469     2009
                                                                               10.86             10.45        70,691     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.67            $16.33            --     2017
                                                                               12.15             14.67            --     2016
                                                                               13.33             12.15            --     2015
                                                                               12.97             13.33            --     2014
                                                                                9.33             12.97            --     2013
                                                                                8.43              9.33            --     2012
                                                                                8.85              8.43            --     2011
                                                                                7.05              8.85            --     2010
                                                                                5.63              7.05            --     2009
                                                                                9.63              5.63            --     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.47            $16.34         8,153     2017
                                                                               13.44             15.47        18,497     2016
                                                                               14.64             13.44            --     2015
                                                                               13.65             14.64            --     2014
                                                                               10.14             13.65            --     2013
                                                                                9.11             10.14            --     2012
                                                                                9.58              9.11            --     2011
                                                                                8.71              9.58            --     2010
                                                                                6.80              8.71            --     2009
                                                                               11.03              6.80            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $13.21            $14.69        157,112    2017
                                      13.01             13.21        194,972    2016
                                      13.44             13.01        214,349    2015
                                      13.48             13.44        243,892    2014
                                      12.05             13.48        271,202    2013
                                      11.20             12.05        336,514    2012
                                      11.89             11.20        388,307    2011
                                      11.07             11.89        407,328    2010
                                       9.36             11.07        442,080    2009
                                      11.92              9.36        427,117    2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $14.78            $18.68             --    2017
                                      14.05             14.78             --    2016
                                      14.01             14.05             --    2015
                                      12.57             14.01             --    2014
                                       9.62             12.57             --    2013
                                       8.57              9.62             --    2012
                                       8.56              8.57             --    2011
                                       7.61              8.56             --    2010
                                       6.14              7.61             --    2009
                                      10.63              6.14             --    2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.66            $12.02             --    2017
                                      10.00              9.66             --    2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.40            $13.53         16,330    2017
                                      10.00             10.40             --    2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $11.81            $11.95          7,412    2017
                                      11.08             11.81          9,819    2016
                                      11.45             11.08         11,266    2015
                                      11.64             11.45         27,429    2014
                                      11.46             11.64         31,504    2013
                                      10.92             11.46         27,784    2012
                                      10.88             10.92             --    2011
                                      10.20             10.88             58    2010
                                       7.23             10.20         22,994    2009
                                      10.14              7.23         26,023    2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $16.42            $17.11             --    2017
                                      14.66             16.42             --    2016
                                      15.40             14.66             --    2015
                                      15.38             15.40             --    2014
                                      14.73             15.38             --    2013
                                      13.18             14.73             --    2012
                                      12.84             13.18             --    2011
                                      11.48             12.84             --    2010
                                       7.70             11.48             --    2009
                                      10.65              7.70             --    2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $14.95            $18.71             --    2017
                                      14.78             14.95             --    2016
                                      14.24             14.78             --    2015
                                      13.30             14.24             --    2014
                                       9.74             13.30             --    2013
                                       8.51              9.74             --    2012
                                      10.06              8.51         36,074    2011
                                       8.73             10.06         33,034    2010
                                       6.92              8.73         28,461    2009
                                      12.17              6.92         29,872    2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.07            $17.12         92,437    2017
                                                                         14.40             15.07        102,282    2016
                                                                         14.68             14.40        110,048    2015
                                                                         13.64             14.68        124,319    2014
                                                                         11.69             13.64        188,918    2013
                                                                         10.41             11.69        162,486    2012
                                                                         11.07             10.41        205,572    2011
                                                                          9.61             11.07        232,046    2010
                                                                          7.10              9.61        235,807    2009
                                                                         11.03              7.10        251,603    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.58            $18.53         11,966    2017
                                                                         14.79             15.58         11,076    2016
                                                                         15.06             14.79         50,587    2015
                                                                         13.79             15.06         62,913    2014
                                                                         10.77             13.79         88,612    2013
                                                                          9.48             10.77        128,359    2012
                                                                          9.97              9.48             --    2011
                                                                          8.72              9.97             --    2010
                                                                          6.58              8.72            708    2009
                                                                         11.74              6.58            842    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.35            $18.54             --    2017
                                                                         15.29             15.35             --    2016
                                                                         15.48             15.29             --    2015
                                                                         14.30             15.48             --    2014
                                                                         10.58             14.30             --    2013
                                                                          8.85             10.58             --    2012
                                                                          9.30              8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.99            $15.41          8,650    2017
                                                                         12.15             13.99             --    2016
                                                                         12.97             12.15         25,806    2015
                                                                         12.23             12.97         30,394    2014
                                                                          9.78             12.23         45,978    2013
                                                                          8.55              9.78         65,083    2012
                                                                          8.68              8.55             --    2011
                                                                          7.72              8.68             --    2010
                                                                          6.08              7.72            635    2009
                                                                         10.87              6.08            732    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $15.86            $18.09             --    2017
                                                                         14.00             15.86             --    2016
                                                                         14.69             14.00             --    2015
                                                                         13.63             14.69             --    2014
                                                                         10.46             13.63             --    2013
                                                                          9.04             10.46             --    2012
                                                                          9.12              9.04             --    2011
                                                                          8.14              9.12             --    2010
                                                                          6.55              8.14             --    2009
                                                                         11.53              6.55             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.82            $20.76             --    2017
                                                                         16.17             15.82             --    2016
                                                                         15.69             16.17         19,308    2015
                                                                         14.33             15.69         10,074    2014
                                                                         10.65             14.33         13,147    2013
                                                                         10.00             10.65         19,967    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $15.83            $20.87            --     2017
                                                                         16.09             15.83            --     2016
                                                                         15.39             16.09            --     2015
                                                                         14.18             15.39            --     2014
                                                                         10.66             14.18            --     2013
                                                                          9.53             10.66            --     2012
                                                                          9.74              9.53            --     2011
                                                                          8.04              9.74            --     2010
                                                                          6.43              8.04            --     2009
                                                                         12.47              6.43            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.96            $12.16        50,999     2017
                                                                         11.70             11.96        68,020     2016
                                                                         12.07             11.70        64,000     2015
                                                                         11.68             12.07        45,582     2014
                                                                         12.20             11.68        62,469     2013
                                                                         11.81             12.20        78,106     2012
                                                                         11.28             11.81            --     2011
                                                                         10.73             11.28            --     2010
                                                                          9.50             10.73           456     2009
                                                                         10.06              9.50           451     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $15.88            $18.72        11,915     2017
                                                                         14.51             15.88        18,047     2016
                                                                         15.08             14.51        17,087     2015
                                                                         14.54             15.08        36,782     2014
                                                                         10.94             14.54        38,993     2013
                                                                          9.77             10.94        58,700     2012
                                                                         11.20              9.77            --     2011
                                                                          8.91             11.20            --     2010
                                                                          6.52              8.91           278     2009
                                                                         11.04              6.52           339     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.62            $17.03            --     2017
                                                                         13.68             14.62            --     2016
                                                                         14.45             13.68            --     2015
                                                                         13.87             14.45            --     2014
                                                                         10.90             13.87            --     2013
                                                                          8.77             10.90            --     2012
                                                                          9.86              8.77            --     2011
                                                                          7.98              9.86            --     2010
                                                                          5.19              7.98            --     2009
                                                                         10.90              5.19            --     2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.44            $12.53        25,551     2017
                                                                         10.34             11.44        26,629     2016
                                                                         11.27             10.34        28,779     2015
                                                                         11.20             11.27        39,237     2014
                                                                          9.26             11.20        41,226     2013
                                                                          8.21              9.26        44,512     2012
                                                                          8.52              8.21        47,687     2011
                                                                          7.90              8.52        50,685     2010
                                                                          6.20              7.90        25,798     2009
                                                                          9.89              6.20        38,189     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $14.37            $15.42         378,004   2017
                                                                        12.89             14.37         441,114   2016
                                                                        14.18             12.89         558,068   2015
                                                                        13.86             14.18         665,777   2014
                                                                        12.44             13.86         741,743   2013
                                                                        11.29             12.44         900,106   2012
                                                                        11.27             11.29       1,048,230   2011
                                                                        10.23             11.27       1,174,906   2010
                                                                         7.71             10.23       1,339,463   2009
                                                                        11.21              7.71       1,581,950   2008
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.59            $14.41              --   2017
                                                                        11.98             13.59              --   2016
                                                                        12.88             11.98              --   2015
                                                                        12.30             12.88              --   2014
                                                                         9.80             12.30              --   2013
                                                                         8.77              9.80              --   2012
                                                                         9.06              8.77          35,356   2011
                                                                         8.33              9.06          36,419   2010
                                                                         6.76              8.33          71,845   2009
                                                                        10.99              6.76          72,712   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.74            $12.45              --   2017
                                                                        10.02             10.74              --   2016
                                                                        10.95             10.02              --   2015
                                                                        11.52             10.95              --   2014
                                                                         9.01             11.52              --   2013
                                                                         7.61              9.01              --   2012
                                                                         8.36              7.61              --   2011
                                                                         7.96              8.36              --   2010
                                                                         6.21              7.96           2,187   2009
                                                                        11.01              6.21           2,246   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.07            $ 8.92          29,031   2017
                                                                         9.27              9.07          49,207   2016
                                                                         9.48              9.27          21,350   2015
                                                                         9.69              9.48          54,571   2014
                                                                         9.91              9.69          18,779   2013
                                                                        10.00              9.91          42,830   2012
----------------------------------------------------------------------------------------------------------------------
Janus Henderson Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $16.51            $19.08          60,909   2017
                                                                        16.18             16.51          58,468   2016
                                                                        16.48             16.18          61,617   2015
                                                                        15.57             16.48          55,401   2014
                                                                        13.29             15.57          64,561   2013
                                                                        11.98             13.29          61,883   2012
                                                                        12.09             11.98          65,474   2011
                                                                        11.43             12.09          55,387   2010
                                                                         9.31             11.43          57,044   2009
                                                                        11.34              9.31          53,180   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $18.42            $23.42            --     2017
                                                                        18.48             18.42         9,353     2016
                                                                        16.88             18.48        10,131     2015
                                                                        15.91             16.88        14,061     2014
                                                                        12.43             15.91        17,798     2013
                                                                        10.26             12.43        25,758     2012
                                                                        11.27             10.26        19,906     2011
                                                                        10.83             11.27        19,512     2010
                                                                         7.58             10.83        64,345     2009
                                                                        13.92              7.58        75,833     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.44            $19.79            --     2017
                                                                        17.67             17.44            --     2016
                                                                        18.42             17.67            --     2015
                                                                        15.69             18.42            --     2014
                                                                        10.89             15.69            --     2013
                                                                         9.40             10.89            --     2012
                                                                         9.40              9.40            --     2011
                                                                         7.71              9.40            --     2010
                                                                         5.87              7.71            --     2009
                                                                        10.11              5.87            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.00            $16.30         8,096     2017
                                                                        12.47             14.00         8,647     2016
                                                                        13.34             12.47        11,017     2015
                                                                        12.02             13.34         5,586     2014
                                                                         9.78             12.02         7,717     2013
                                                                         8.77              9.78        17,008     2012
                                                                         8.32              8.77        17,652     2011
                                                                         7.59              8.32        12,307     2010
                                                                         6.33              7.59        13,679     2009
                                                                         9.95              6.33        13,798     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.41            $11.69            --     2017
                                                                         9.42             10.41            --     2016
                                                                         9.92              9.42            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.05            $19.31            --     2017
                                                                        15.15             16.05            --     2016
                                                                        15.49             15.15            --     2015
                                                                        14.31             15.49            --     2014
                                                                        11.11             14.31            --     2013
                                                                         9.56             11.11            --     2012
                                                                        10.01              9.56            --     2011
                                                                         9.23             10.01            --     2010
                                                                         7.46              9.23            --     2009
                                                                        11.43              7.46            --     2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.93            $15.27        45,546     2017
                                                                        13.09             13.93        50,466     2016
                                                                        13.46             13.09        56,557     2015
                                                                        12.72             13.46        50,203     2014
                                                                        10.95             12.72        54,870     2013
                                                                        10.10             10.95        68,667     2012
                                                                        10.16             10.10        68,638     2011
                                                                         9.48             10.16        76,123     2010
                                                                         8.23              9.48        77,019     2009
                                                                        10.83              8.23        71,994     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $17.99            $20.14            --     2017
                                                                          16.53             17.99            --     2016
                                                                          19.83             16.53            --     2015
                                                                          18.03             19.83            --     2014
                                                                          15.33             18.03            --     2013
                                                                          13.85             15.33            --     2012
                                                                          13.30             13.85            --     2011
                                                                          11.98             13.30            --     2010
                                                                           9.22             11.98            --     2009
                                                                          15.15              9.22            --     2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.01            $12.54            --     2017
                                                                           9.67             10.01            --     2016
                                                                          10.00              9.67            --     2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.34            $16.51            --     2017
                                                                          13.98             13.34            --     2016
                                                                          13.84             13.98            --     2015
                                                                          12.29             13.84            --     2014
                                                                           9.71             12.29            --     2013
                                                                           8.73              9.71            --     2012
                                                                           9.05              8.73            --     2011
                                                                           8.47              9.05            --     2010
                                                                           6.01              8.47            --     2009
                                                                          11.31              6.01            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.97            $10.62        14,555     2017
                                                                           9.71              9.97        40,784     2016
                                                                           9.87              9.71        32,537     2015
                                                                           9.35              9.87        35,499     2014
                                                                           8.47              9.35        48,384     2013
                                                                           7.73              8.47        62,649     2012
                                                                           7.87              7.73        69,690     2011
                                                                           7.14              7.87        54,170     2010
                                                                           6.00              7.14        57,725     2009
                                                                          10.89              6.00        67,320     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.65            $15.89            --     2017
                                                                          12.67             12.65            --     2016
                                                                          12.18             12.67            --     2015
                                                                          11.81             12.18            --     2014
                                                                           8.90             11.81            --     2013
                                                                           7.83              8.90            --     2012
                                                                           7.94              7.83            --     2011
                                                                           6.39              7.94            --     2010
                                                                           4.94              6.39            --     2009
                                                                           9.94              4.94            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.82            $17.09        10,409     2017
                                                                          13.12             12.82        13,450     2016
                                                                          12.94             13.12        19,081     2015
                                                                          12.97             12.94        24,064     2014
                                                                          10.44             12.97        21,833     2013
                                                                           8.83             10.44        30,774     2012
                                                                           9.87              8.83        34,755     2011
                                                                           8.72              9.87        33,385     2010
                                                                           6.40              8.72        41,221     2009
                                                                          10.96              6.40        47,113     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $15.68            $17.89         24,690    2017
                                                                              14.41             15.68         36,849    2016
                                                                              14.29             14.41         26,000    2015
                                                                              13.23             14.29         33,029    2014
                                                                              10.29             13.23         42,723    2013
                                                                               9.03             10.29         62,103    2012
                                                                               9.26              9.03        137,162    2011
                                                                               8.17              9.26        142,712    2010
                                                                               6.53              8.17         97,481    2009
                                                                              10.88              6.53        102,667    2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $16.31            $18.17          7,306    2017
                                                                              14.17             16.31         10,656    2016
                                                                              15.43             14.17         17,549    2015
                                                                              14.13             15.43         20,670    2014
                                                                              10.27             14.13         40,071    2013
                                                                               8.93             10.27         63,124    2012
                                                                               9.35              8.93         69,059    2011
                                                                               7.77              9.35         70,256    2010
                                                                               5.80              7.77         15,350    2009
                                                                               9.57              5.80         17,504    2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.48            $13.84             --    2017
                                                                              11.30             12.48             --    2016
                                                                              12.72             11.30             --    2015
                                                                              12.95             12.72             --    2014
                                                                              13.23             12.95             --    2013
                                                                              11.78             13.23             --    2012
                                                                              11.82             11.78             --    2011
                                                                              10.69             11.82             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.95              9.00             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.23            $15.88          5,577    2017
                                                                              13.85             15.23          7,644    2016
                                                                              14.39             13.85         22,648    2015
                                                                              14.24             14.39         16,489    2014
                                                                              13.77             14.24         12,894    2013
                                                                              12.32             13.77         15,425    2012
                                                                              12.19             12.32         24,988    2011
                                                                              10.89             12.19         26,947    2010
                                                                               7.94             10.89         21,085    2009
                                                                              10.61              7.94         24,671    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.66            $17.75          5,003    2017
                                                                              16.92             16.66          7,014    2016
                                                                              17.54             16.92             --    2015
                                                                              14.46             17.54             --    2014
                                                                              16.99             14.46             --    2013
                                                                              16.63             16.99             --    2012
                                                                              13.30             16.63             --    2011
                                                                              12.19             13.30             --    2010
                                                                              13.04             12.19         18,715    2009
                                                                              11.36             13.04         14,646    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.42            $11.32          7,823    2017
                                                                 11.51             11.42         10,158    2016
                                                                 11.73             11.51         27,163    2015
                                                                 11.90             11.73         86,814    2014
                                                                 12.18             11.90         92,149    2013
                                                                 11.77             12.18        104,450    2012
                                                                 11.90             11.77        103,852    2011
                                                                 11.55             11.90        110,075    2010
                                                                 10.43             11.55        159,738    2009
                                                                 10.70             10.43        146,034    2008
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.88            $14.25         43,585    2017
                                                                 13.83             13.88         58,645    2016
                                                                 14.07             13.83         67,719    2015
                                                                 13.80             14.07         44,638    2014
                                                                 14.39             13.80         59,466    2013
                                                                 13.43             14.39         66,325    2012
                                                                 13.25             13.43         76,162    2011
                                                                 12.53             13.25         82,532    2010
                                                                 11.24             12.53         48,328    2009
                                                                 10.97             11.24         44,359    2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.87            $18.86             --    2017
                                                                 15.01             14.87             --    2016
                                                                 14.50             15.01             --    2015
                                                                 13.90             14.50             --    2014
                                                                 10.99             13.90             --    2013
                                                                 10.15             10.99             --    2012
                                                                 10.87             10.15             --    2011
                                                                 10.35             10.87             --    2010
                                                                  6.73             10.35            482    2009
                                                                 11.35              6.73            657    2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.87            $22.46             --    2017
                                                                 17.47             16.87             --    2016
                                                                 16.09             17.47             --    2015
                                                                 15.01             16.09             --    2014
                                                                 11.20             15.01             --    2013
                                                                  9.89             11.20             --    2012
                                                                 10.12              9.89             --    2011
                                                                  9.29             10.12             --    2010
                                                                  6.66              9.29             --    2009
                                                                 10.91              6.66             --    2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 7.28            $ 7.08         19,457    2017
                                                                  5.96              7.28         15,549    2016
                                                                  8.57              5.96         10,262    2015
                                                                 10.92              8.57          9,358    2014
                                                                 10.17             10.92          8,552    2013
                                                                 10.72             10.17         10,529    2012
                                                                 13.59             10.72             --    2011
                                                                 10.90             13.59             24    2010
                                                                  6.32             10.90         10,785    2009
                                                                 13.80              6.32         15,865    2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $21.85            $28.02            --     2017
                                                                21.08             21.85            --     2016
                                                                19.91             21.08            --     2015
                                                                17.33             19.91            --     2014
                                                                13.17             17.33            --     2013
                                                                11.53             13.17            --     2012
                                                                11.54             11.53            --     2011
                                                                 9.96             11.54            --     2010
                                                                 6.70              9.96            --     2009
                                                                11.79              6.70            --     2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.51            $11.62            --     2017
                                                                11.43             11.51            --     2016
                                                                11.73             11.43            --     2015
                                                                11.41             11.73            --     2014
                                                                11.83             11.41            --     2013
                                                                11.44             11.83            --     2012
                                                                10.91             11.44            --     2011
                                                                10.37             10.91            --     2010
                                                                 9.83             10.37            --     2009
                                                                10.60              9.83            --     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.06            $21.41            --     2017
                                                                17.02             17.06            --     2016
                                                                16.85             17.02            --     2015
                                                                15.11             16.85            --     2014
                                                                11.45             15.11            --     2013
                                                                 9.69             11.45            --     2012
                                                                 9.86              9.69            --     2011
                                                                 9.03              9.86            --     2010
                                                                 6.66              9.03            --     2009
                                                                10.74              6.66            --     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.20            $18.84         4,703     2017
                                                                17.23             18.20         6,472     2016
                                                                16.85             17.23         7,400     2015
                                                                13.06             16.85         9,396     2014
                                                                13.02             13.06        21,069     2013
                                                                11.40             13.02         8,296     2012
                                                                10.61             11.40         9,236     2011
                                                                 8.41             10.61        10,514     2010
                                                                 6.34              8.41        13,737     2009
                                                                10.13              6.34        15,895     2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $16.41            $19.50            --     2017
                                                                15.03             16.41            --     2016
                                                                15.21             15.03            --     2015
                                                                13.73             15.21            --     2014
                                                                10.64             13.73            --     2013
                                                                 9.40             10.64            --     2012
                                                                 9.45              9.40            --     2011
                                                                 8.41              9.45            --     2010
                                                                 6.81              8.41         2,495     2009
                                                                11.13              6.81         2,547     2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $16.86            $18.58              --   2017
                                                          13.92             16.86              --   2016
                                                          14.85             13.92              --   2015
                                                          14.63             14.85              --   2014
                                                          10.93             14.63              --   2013
                                                           9.75             10.93              --   2012
                                                           9.67              9.75              --   2011
                                                           7.76              9.67              --   2010
                                                           6.06              7.76              --   2009
                                                           9.93              6.06              --   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $12.05            $13.59         646,232   2017
                                                          11.62             12.05         761,284   2016
                                                          12.04             11.62         899,556   2015
                                                          11.72             12.04       1,075,172   2014
                                                          10.45             11.72       1,223,905   2013
                                                           9.52             10.45       1,592,801   2012
                                                          10.04              9.52       1,812,067   2011
                                                           9.39             10.04       1,983,952   2010
                                                           7.96              9.39       2,239,352   2009
                                                          11.53              7.96       2,340,676   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $15.71            $18.43              --   2017
                                                          14.70             15.71              --   2016
                                                          15.38             14.70              --   2015
                                                          13.95             15.38              --   2014
                                                          10.65             13.95              --   2013
                                                           9.40             10.65              --   2012
                                                           9.90              9.40              --   2011
                                                           9.18              9.90              --   2010
                                                           7.13              9.18              --   2009
                                                          11.41              7.13              --   2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.50            $24.36              --   2017
                                                          18.82             18.50              --   2016
                                                          18.99             18.82              --   2015
                                                          18.69             18.99              --   2014
                                                          13.66             18.69              --   2013
                                                          11.61             13.66              --   2012
                                                          12.56             11.61              --   2011
                                                          10.00             12.56              --   2010
--------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.44            $12.92        39,146     2017
                                                            11.21             11.44        39,881     2016
                                                            11.32             11.21        33,946     2015
                                                            10.82             11.32        15,402     2014
                                                             9.53             10.82        16,928     2013
                                                             8.60              9.53        26,371     2012
                                                             9.08              8.60        29,554     2011
                                                             8.43              9.08        30,395     2010
                                                             6.93              8.43        31,636     2009
                                                            10.16              6.93        32,542     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.25            $13.65            --     2017
                                                            10.58             10.25            --     2016
                                                            10.55             10.58            --     2015
                                                            10.30             10.55            --     2014
                                                             8.58             10.30            --     2013
                                                             7.76              8.58            --     2012
                                                            10.36              7.76            --     2011
                                                             8.95             10.36            --     2010
                                                             5.98              8.95            --     2009
                                                            11.65              5.98            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.79            $15.98            --     2017
                                                            12.71             13.79            --     2016
                                                            12.82             12.71            --     2015
                                                            12.01             12.82            --     2014
                                                             9.13             12.01            --     2013
                                                             7.97              9.13            --     2012
                                                             7.69              7.97            --     2011
                                                             6.98              7.69            --     2010
                                                             5.94              6.98            --     2009
                                                            10.25              5.94            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.94            $ 7.26        21,227     2017
                                                             6.13              5.94        66,250     2016
                                                             6.13              6.13        51,934     2015
                                                             6.71              6.13        46,347     2014
                                                             5.59              6.71        43,350     2013
                                                             5.01              5.59        74,392     2012
                                                             6.37              5.01        73,131     2011
                                                             6.25              6.37        70,062     2010
                                                             4.76              6.25        63,622     2009
                                                            10.43              4.76        70,718     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.09            $20.71            --     2017
                                                            16.09             16.09            --     2016
                                                            14.86             16.09            --     2015
                                                            13.36             14.86            --     2014
                                                             9.98             13.36            --     2013
                                                             8.75              9.98            --     2012
                                                             9.31              8.75            --     2011
                                                             8.68              9.31            --     2010
                                                             6.48              8.68            --     2009
                                                            11.02              6.48            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $17.00            $22.22            --     2017
                                                                        16.38             17.00            --     2016
                                                                        17.03             16.38            --     2015
                                                                        17.80             17.03         8,519     2014
                                                                        12.54             17.80            --     2013
                                                                        11.18             12.54            --     2012
                                                                        10.98             11.18            --     2011
                                                                         8.23             10.98            --     2010
                                                                         5.96              8.23            --     2009
                                                                        11.23              5.96            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.04            $17.46            --     2017
                                                                        14.05             14.04            --     2016
                                                                        13.69             14.05            --     2015
                                                                        12.92             13.69            --     2014
                                                                         9.44             12.92            --     2013
                                                                        10.00              9.44            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.97            $16.05            --     2017
                                                                        12.23             13.97        23,883     2016
                                                                        13.34             12.23            --     2015
                                                                        12.51             13.34            --     2014
                                                                         9.44             12.51         1,513     2013
                                                                         8.13              9.44         1,800     2012
                                                                         8.50              8.13         3,667     2011
                                                                         7.52              8.50         3,718     2010
                                                                         5.99              7.52         3,820     2009
                                                                         9.55              5.99         3,890     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.86            $15.33        33,228     2017
                                                                        12.87             13.86        36,233     2016
                                                                        13.98             12.87            --     2015
                                                                        13.23             13.98            --     2014
                                                                        10.48             13.23            --     2013
                                                                         9.42             10.48            --     2012
                                                                         9.64              9.42            --     2011
                                                                         9.01              9.64            --     2010
                                                                         7.19              9.01            --     2009
                                                                        10.53              7.19            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.07            $15.23        11,927     2017
                                                                        12.54             14.07        18,966     2016
                                                                        13.18             12.54        18,091     2015
                                                                        12.40             13.18        12,124     2014
                                                                        10.16             12.40         7,734     2013
                                                                         9.26             10.16         6,641     2012
                                                                         9.60              9.26        14,278     2011
                                                                         8.77              9.60        12,757     2010
                                                                         7.33              8.77        13,798     2009
                                                                         9.70              7.33        15,084     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $10.21            $12.24        16,783     2017
                                                                        10.52             10.21        11,184     2016
                                                                        11.06             10.52        30,229     2015
                                                                        11.31             11.06        19,454     2014
                                                                         9.75             11.31        23,055     2013
                                                                         8.66              9.75        24,386     2012
                                                                         9.53              8.66        20,668     2011
                                                                         8.66              9.53        22,728     2010
                                                                         6.57              8.66        31,557     2009
                                                                        11.31              6.57        34,988     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.35            $11.86             --    2017
                                                                                8.99             10.35             --    2016
                                                                               10.30              8.99             --    2015
                                                                                9.91             10.30             --    2014
                                                                                7.61              9.91             --    2013
                                                                                6.62              7.61             --    2012
                                                                                7.01              6.62             --    2011
                                                                                6.71              7.01             --    2010
                                                                                4.65              6.71             --    2009
                                                                                9.90              4.65             --    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.35            $11.50         17,782    2017
                                                                               11.13             11.35         20,003    2016
                                                                               11.68             11.13          5,833    2015
                                                                               11.57             11.68         30,833    2014
                                                                               12.94             11.57         33,413    2013
                                                                               12.34             12.94         27,716    2012
                                                                               11.30             12.34         29,159    2011
                                                                               11.00             11.30         39,250    2010
                                                                               10.22             11.00         57,603    2009
                                                                               10.63             10.22         51,195    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.70            $16.35             --    2017
                                                                               12.19             14.70             --    2016
                                                                               13.38             12.19             --    2015
                                                                               13.04             13.38             --    2014
                                                                                9.39             13.04             --    2013
                                                                                8.49              9.39             --    2012
                                                                                8.92              8.49             --    2011
                                                                                7.11              8.92             --    2010
                                                                                5.69              7.11             --    2009
                                                                                9.73              5.69             --    2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $13.80            $14.56         10,455    2017
                                                                               12.00             13.80         20,111    2016
                                                                               13.08             12.00             --    2015
                                                                               12.21             13.08             --    2014
                                                                                9.08             12.21             --    2013
                                                                                8.17              9.08             --    2012
                                                                                8.60              8.17             --    2011
                                                                                7.82              8.60             --    2010
                                                                                6.12              7.82             --    2009
                                                                                9.93              6.12             --    2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $12.55            $13.95        155,029    2017
                                                                               12.38             12.55        209,070    2016
                                                                               12.80             12.38        263,056    2015
                                                                               12.85             12.80        304,464    2014
                                                                               11.49             12.85        382,775    2013
                                                                               10.70             11.49        424,832    2012
                                                                               11.36             10.70        432,836    2011
                                                                               10.60             11.36        416,338    2010
                                                                                8.97             10.60        435,383    2009
                                                                               11.43              8.97        450,631    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $14.44            $18.24            --     2017
                                      13.75             14.44            --     2016
                                      13.72             13.75            --     2015
                                      12.33             13.72            --     2014
                                       9.44             12.33            --     2013
                                       8.42              9.44            --     2012
                                       8.42              8.42            --     2011
                                       7.49              8.42            --     2010
                                       6.05              7.49            --     2009
                                      10.48              6.05            --     2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.65            $12.00            87     2017
                                      10.00              9.65           115     2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.39            $13.51        18,728     2017
                                      10.00             10.39            --     2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $11.47            $11.59         8,897     2017
                                      10.78             11.47        10,005     2016
                                      11.14             10.78        12,047     2015
                                      11.34             11.14        25,870     2014
                                      11.18             11.34        28,697     2013
                                      10.66             11.18        20,525     2012
                                      10.64             10.66         2,201     2011
                                       9.98             10.64         2,276     2010
                                       7.08              9.98        18,345     2009
                                       9.94              7.08        20,798     2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $15.44            $16.08            --     2017
                                      13.80             15.44            --     2016
                                      14.52             13.80            --     2015
                                      14.51             14.52            --     2014
                                      13.91             14.51            --     2013
                                      12.46             13.91            --     2012
                                      12.15             12.46            --     2011
                                      10.88             12.15            --     2010
                                       7.30             10.88            --     2009
                                      10.11              7.30            --     2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $14.35            $17.95            --     2017
                                      14.21             14.35            --     2016
                                      13.70             14.21            --     2015
                                      12.81             13.70            --     2014
                                       9.39             12.81            --     2013
                                       8.21              9.39            --     2012
                                       9.72              8.21        26,367     2011
                                       8.45              9.72        27,684     2010
                                       6.70              8.45        18,986     2009
                                      11.80              6.70        20,313     2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.34            $16.27         62,504    2017
                                                                         13.72             14.34         79,247    2016
                                                                         13.99             13.72         69,673    2015
                                                                         13.02             13.99         74,010    2014
                                                                         11.17             13.02         77,814    2013
                                                                          9.96             11.17         86,643    2012
                                                                         10.60              9.96         95,435    2011
                                                                          9.21             10.60        110,932    2010
                                                                          6.81              9.21        121,410    2009
                                                                         10.59              6.81        143,401    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.01            $17.83         14,316    2017
                                                                         14.26             15.01         11,245    2016
                                                                         14.54             14.26         53,485    2015
                                                                         13.33             14.54         59,337    2014
                                                                         10.42             13.33         78,470    2013
                                                                          9.18             10.42         91,764    2012
                                                                          9.66              9.18          3,188    2011
                                                                          8.46              9.66          3,265    2010
                                                                          6.39              8.46          3,429    2009
                                                                         11.42              6.39          3,604    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.00            $18.10             --    2017
                                                                         14.95             15.00             --    2016
                                                                         15.15             14.95             --    2015
                                                                         14.01             15.15             --    2014
                                                                         10.38             14.01             --    2013
                                                                          8.69             10.38             --    2012
                                                                          9.14              8.69             --    2011
                                                                          7.93              9.14             --    2010
                                                                          5.98              7.93             --    2009
                                                                         10.44              5.98             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.63            $13.91         11,000    2017
                                                                         10.98             12.63             43    2016
                                                                         11.74             10.98         28,995    2015
                                                                         11.08             11.74         30,590    2014
                                                                          8.87             11.08         44,069    2013
                                                                          7.76              8.87         50,247    2012
                                                                          7.89              7.76          3,085    2011
                                                                          7.02              7.89          3,241    2010
                                                                          5.54              7.02          3,240    2009
                                                                          9.91              5.54          3,365    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $14.81            $16.87             --    2017
                                                                         13.09             14.81             --    2016
                                                                         13.75             13.09             --    2015
                                                                         12.76             13.75             --    2014
                                                                          9.80             12.76             --    2013
                                                                          8.49              9.80             --    2012
                                                                          8.57              8.49             --    2011
                                                                          7.66              8.57             --    2010
                                                                          6.17              7.66             --    2009
                                                                         10.87              6.17             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.74            $20.64             50    2017
                                                                         16.10             15.74             70    2016
                                                                         15.64             16.10         19,786    2015
                                                                         14.30             15.64          9,208    2014
                                                                         10.64             14.30         11,043    2013
                                                                         10.00             10.64         13,601    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $15.36            $20.23             --    2017
                                                                         15.63             15.36             --    2016
                                                                         14.97             15.63             --    2015
                                                                         13.80             14.97             --    2014
                                                                         10.39             13.80             --    2013
                                                                          9.29             10.39             --    2012
                                                                          9.51              9.29             --    2011
                                                                          7.86              9.51             --    2010
                                                                          6.29              7.86             --    2009
                                                                         12.22              6.29             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.84            $12.03         60,090    2017
                                                                         11.60             11.84         68,115    2016
                                                                         11.97             11.60         67,324    2015
                                                                         11.60             11.97         42,220    2014
                                                                         12.13             11.60         54,632    2013
                                                                         11.76             12.13         54,484    2012
                                                                         11.24             11.76          2,010    2011
                                                                         10.70             11.24          2,133    2010
                                                                          9.48             10.70          2,106    2009
                                                                         10.05              9.48          1,790    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $15.97            $18.81         13,583    2017
                                                                         14.60             15.97         17,454    2016
                                                                         15.19             14.60         17,336    2015
                                                                         14.67             15.19         33,211    2014
                                                                         11.05             14.67         32,905    2013
                                                                          9.87             11.05         40,059    2012
                                                                         11.33              9.87          1,150    2011
                                                                          9.02             11.33          1,079    2010
                                                                          6.61              9.02          1,260    2009
                                                                         11.20              6.61          1,422    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.69            $15.93             --    2017
                                                                         12.82             13.69             --    2016
                                                                         13.56             12.82             --    2015
                                                                         13.03             13.56             --    2014
                                                                         10.24             13.03             --    2013
                                                                          8.25             10.24             --    2012
                                                                          9.28              8.25             --    2011
                                                                          7.52              9.28             --    2010
                                                                          4.90              7.52             --    2009
                                                                         10.29              4.90             --    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.33            $12.40        192,141    2017
                                                                         10.25             11.33        212,701    2016
                                                                         11.18             10.25        239,810    2015
                                                                         11.13             11.18        299,654    2014
                                                                          9.20             11.13        324,283    2013
                                                                          8.17              9.20        349,934    2012
                                                                          8.49              8.17        389,162    2011
                                                                          7.88              8.49        380,828    2010
                                                                          6.20              7.88        437,647    2009
                                                                          9.89              6.20        512,692    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $12.90            $13.83        308,214    2017
                                                                        11.58             12.90        348,497    2016
                                                                        12.75             11.58        418,786    2015
                                                                        12.48             12.75        491,898    2014
                                                                        11.21             12.48        621,839    2013
                                                                        10.18             11.21        667,598    2012
                                                                        10.18             10.18        710,454    2011
                                                                         9.25             10.18        698,368    2010
                                                                         6.98              9.25        780,730    2009
                                                                        10.16              6.98        919,629    2008
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $12.39            $13.12             --    2017
                                                                        10.93             12.39             --    2016
                                                                        11.76             10.93             --    2015
                                                                        11.24             11.76             --    2014
                                                                         8.97             11.24             --    2013
                                                                         8.04              8.97             --    2012
                                                                         8.31              8.04         27,162    2011
                                                                         7.65              8.31         32,081    2010
                                                                         6.21              7.65         52,012    2009
                                                                        10.11              6.21         53,926    2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.69            $11.22             --    2017
                                                                         9.05              9.69             --    2016
                                                                         9.90              9.05             --    2015
                                                                        10.43              9.90             --    2014
                                                                         8.16             10.43             --    2013
                                                                         6.90              8.16             --    2012
                                                                         7.59              6.90             --    2011
                                                                         7.23              7.59             --    2010
                                                                         5.65              7.23             --    2009
                                                                        10.02              5.65             --    2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.03            $ 8.87         22,811    2017
                                                                         9.24              9.03         19,351    2016
                                                                         9.46              9.24         17,104    2015
                                                                         9.68              9.46        127,885    2014
                                                                         9.91              9.68          4,766    2013
                                                                        10.00              9.91         26,690    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.48            $17.86         75,228    2017
                                                                        15.18             15.48         91,427    2016
                                                                        15.48             15.18        115,159    2015
                                                                        14.64             15.48        101,982    2014
                                                                        12.50             14.64        111,806    2013
                                                                        11.29             12.50        116,500    2012
                                                                        11.40             11.29        115,056    2011
                                                                        10.79             11.40        135,951    2010
                                                                         8.80             10.79        159,397    2009
                                                                        10.72              8.80         88,842    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.34            $22.03             23    2017
                                                                        17.41             17.34          9,661    2016
                                                                        15.92             17.41         10,986    2015
                                                                        15.02             15.92         13,582    2014
                                                                        11.75             15.02         17,068    2013
                                                                         9.71             11.75         19,944    2012
                                                                        10.68              9.71         17,829    2011
                                                                        10.26             10.68         19,553    2010
                                                                         7.19             10.26         49,531    2009
                                                                        13.22              7.19         59,324    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.67            $18.89            --     2017
                                                                        16.91             16.67            --     2016
                                                                        17.65             16.91            --     2015
                                                                        15.04             17.65            --     2014
                                                                        10.45             15.04            --     2013
                                                                         9.03             10.45            --     2012
                                                                         9.04              9.03            --     2011
                                                                         7.42              9.04            --     2010
                                                                         5.66              7.42            --     2009
                                                                         9.75              5.66            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.39            $11.66            --     2017
                                                                         9.41             10.39            --     2016
                                                                         9.92              9.41            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.87            $17.88            --     2017
                                                                        14.05             14.87            --     2016
                                                                        14.39             14.05            --     2015
                                                                        13.30             14.39            --     2014
                                                                        10.34             13.30            --     2013
                                                                         8.90             10.34            --     2012
                                                                         9.34              8.90            --     2011
                                                                         8.62              9.34            --     2010
                                                                         6.97              8.62            --     2009
                                                                        10.69              6.97            --     2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $12.92            $14.14        35,869     2017
                                                                        12.15             12.92        38,784     2016
                                                                        12.51             12.15        19,812     2015
                                                                        11.83             12.51        20,013     2014
                                                                        10.19             11.83        26,963     2013
                                                                         9.41             10.19        27,713     2012
                                                                         9.48              9.41        30,065     2011
                                                                         8.85              9.48        61,862     2010
                                                                         7.69              8.85        63,455     2009
                                                                        10.14              7.69        43,009     2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $14.56            $16.29            --     2017
                                                                        13.40             14.56            --     2016
                                                                        16.08             13.40            --     2015
                                                                        14.64             16.08            --     2014
                                                                        12.46             14.64            --     2013
                                                                        11.27             12.46            --     2012
                                                                        10.83             11.27            --     2011
                                                                         9.76             10.83            --     2010
                                                                         7.52              9.76            --     2009
                                                                        12.38              7.52            --     2008
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $ 9.99            $12.51            --     2017
                                                                         9.66              9.99            --     2016
                                                                        10.00              9.66            --     2015
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.88            $15.91             --    2017
                                                                          13.51             12.88             --    2016
                                                                          13.39             13.51             --    2015
                                                                          11.90             13.39             --    2014
                                                                           9.41             11.90             --    2013
                                                                           8.46              9.41             --    2012
                                                                           8.78              8.46             --    2011
                                                                           8.24              8.78             --    2010
                                                                           5.85              8.24             --    2009
                                                                          11.02              5.85             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.14            $ 9.73         31,496    2017
                                                                           8.91              9.14         32,287    2016
                                                                           9.07              8.91         11,970    2015
                                                                           8.59              9.07         13,821    2014
                                                                           7.80              8.59         15,461    2013
                                                                           7.12              7.80         16,600    2012
                                                                           7.26              7.12         18,103    2011
                                                                           6.59              7.26         19,973    2010
                                                                           5.55              6.59         38,522    2009
                                                                          10.07              5.55         43,340    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.01            $16.33             --    2017
                                                                          13.04             13.01             --    2016
                                                                          12.55             13.04             --    2015
                                                                          12.17             12.55             --    2014
                                                                           9.19             12.17             --    2013
                                                                           8.10              9.19             --    2012
                                                                           8.22              8.10             --    2011
                                                                           6.61              8.22             --    2010
                                                                           5.12              6.61             --    2009
                                                                          10.32              5.12             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.01            $16.00         12,800    2017
                                                                          12.31             12.01         14,045    2016
                                                                          12.15             12.31         20,749    2015
                                                                          12.19             12.15         23,442    2014
                                                                           9.83             12.19         19,506    2013
                                                                           8.31              9.83         22,110    2012
                                                                           9.30              8.31         26,024    2011
                                                                           8.23              9.30         28,656    2010
                                                                           6.04              8.23         28,906    2009
                                                                          10.37              6.04         33,701    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.51            $16.53         30,685    2017
                                                                          13.34             14.51         38,587    2016
                                                                          13.24             13.34         28,623    2015
                                                                          12.28             13.24         32,496    2014
                                                                           9.56             12.28         38,652    2013
                                                                           8.39              9.56         45,393    2012
                                                                           8.62              8.39        103,702    2011
                                                                           7.61              8.62        123,979    2010
                                                                           6.09              7.61         72,715    2009
                                                                          10.15              6.09         78,257    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $16.32            $18.16          8,387    2017
                                                                              14.19             16.32         10,314    2016
                                                                              15.47             14.19         17,852    2015
                                                                              14.18             15.47         18,721    2014
                                                                              10.32             14.18         34,311    2013
                                                                               8.98             10.32         43,419    2012
                                                                               9.41              8.98         50,253    2011
                                                                               7.83              9.41         58,511    2010
                                                                               5.85              7.83         12,484    2009
                                                                               9.67              5.85         14,402    2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.90            $13.18             --    2017
                                                                              10.78             11.90             --    2016
                                                                              12.15             10.78             --    2015
                                                                              12.38             12.15             --    2014
                                                                              12.66             12.38             --    2013
                                                                              11.29             12.66             --    2012
                                                                              11.34             11.29             --    2011
                                                                              10.27             11.34             --    2010
                                                                               8.65             10.27             --    2009
                                                                              10.53              8.65             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.42            $15.02          6,969    2017
                                                                              13.13             14.42          8,096    2016
                                                                              13.66             13.13         24,669    2015
                                                                              13.53             13.66         15,882    2014
                                                                              13.10             13.53         11,497    2013
                                                                              11.73             13.10         11,005    2012
                                                                              11.62             11.73         18,529    2011
                                                                              10.39             11.62         22,958    2010
                                                                               7.58             10.39         15,388    2009
                                                                              10.14              7.58         18,167    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.38            $16.38          6,207    2017
                                                                              15.64             15.38          7,392    2016
                                                                              16.23             15.64             --    2015
                                                                              13.40             16.23             --    2014
                                                                              15.75             13.40          1,084    2013
                                                                              15.44             15.75            818    2012
                                                                              12.36             15.44          1,564    2011
                                                                              11.34             12.36          1,908    2010
                                                                              12.14             11.34         15,757    2009
                                                                              10.59             12.14         12,270    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.07            $10.97          9,685    2017
                                                                              11.18             11.07         10,683    2016
                                                                              11.40             11.18         29,035    2015
                                                                              11.57             11.40         82,032    2014
                                                                              11.86             11.57         88,018    2013
                                                                              11.47             11.86         79,516    2012
                                                                              11.61             11.47         87,652    2011
                                                                              11.29             11.61        104,078    2010
                                                                              10.20             11.29        124,445    2009
                                                                              10.48             10.20        114,193    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.27            $13.61        53,212     2017
                                                                 13.23             13.27        60,868     2016
                                                                 13.48             13.23        73,403     2015
                                                                 13.23             13.48        42,812     2014
                                                                 13.82             13.23        53,786     2013
                                                                 12.91             13.82        47,894     2012
                                                                 12.75             12.91        57,912     2011
                                                                 12.07             12.75        71,586     2010
                                                                 10.83             12.07        34,643     2009
                                                                 10.58             10.83        32,138     2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $13.86            $17.57            --     2017
                                                                 14.02             13.86            --     2016
                                                                 13.55             14.02            --     2015
                                                                 13.00             13.55            --     2014
                                                                 10.29             13.00         1,158     2013
                                                                  9.52             10.29         1,294     2012
                                                                 10.20              9.52         2,390     2011
                                                                  9.73             10.20         2,424     2010
                                                                  6.32              9.73         2,402     2009
                                                                 10.68              6.32         2,902     2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.59            $22.06            --     2017
                                                                 17.20             16.59            --     2016
                                                                 15.85             17.20            --     2015
                                                                 14.81             15.85            --     2014
                                                                 11.05             14.81            --     2013
                                                                  9.78             11.05            --     2012
                                                                 10.02              9.78            --     2011
                                                                  9.20             10.02            --     2010
                                                                  6.60              9.20            --     2009
                                                                 10.82              6.60            --     2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 7.50            $ 7.29        21,502     2017
                                                                  6.15              7.50        14,747     2016
                                                                  8.84              6.15        10,186     2015
                                                                 11.28              8.84         8,217     2014
                                                                 10.52             11.28         7,319     2013
                                                                 11.10             10.52         7,237     2012
                                                                 14.08             11.10           495     2011
                                                                 11.31             14.08           451     2010
                                                                  6.56             11.31         7,592     2009
                                                                 14.34              6.56        11,448     2008
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.73            $26.56            --     2017
                                                                 20.02             20.73            --     2016
                                                                 18.93             20.02            --     2015
                                                                 16.50             18.93            --     2014
                                                                 12.54             16.50            --     2013
                                                                 10.99             12.54            --     2012
                                                                 11.01             10.99            --     2011
                                                                  9.51             11.01            --     2010
                                                                  6.41              9.51            --     2009
                                                                 11.29              6.41            --     2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.99            $11.09            --     2017
                                                                10.93             10.99            --     2016
                                                                11.23             10.93            --     2015
                                                                10.94             11.23            --     2014
                                                                11.34             10.94            --     2013
                                                                10.99             11.34            --     2012
                                                                10.49             10.99            --     2011
                                                                 9.98             10.49            --     2010
                                                                 9.47              9.98            --     2009
                                                                10.21              9.47            --     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.10            $20.18            --     2017
                                                                16.08             16.10            --     2016
                                                                15.93             16.08            --     2015
                                                                14.30             15.93            --     2014
                                                                10.85             14.30            --     2013
                                                                 9.19             10.85            --     2012
                                                                 9.36              9.19            --     2011
                                                                 8.58              9.36            --     2010
                                                                 6.33              8.58            --     2009
                                                                10.23              6.33            --     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.90            $15.40         6,678     2017
                                                                14.12             14.90         7,753     2016
                                                                13.82             14.12         9,215     2015
                                                                10.72             13.82        10,410     2014
                                                                10.70             10.72        21,710     2013
                                                                 9.37             10.70         6,814     2012
                                                                 8.73              9.37         7,848     2011
                                                                 6.93              8.73        10,339     2010
                                                                 5.23              6.93        11,456     2009
                                                                 8.36              5.23        13,337     2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $14.96            $17.76            --     2017
                                                                13.72             14.96            --     2016
                                                                13.89             13.72            --     2015
                                                                12.55             13.89            --     2014
                                                                 9.73             12.55           906     2013
                                                                 8.61              9.73         1,027     2012
                                                                 8.67              8.61         2,059     2011
                                                                 7.72              8.67         2,170     2010
                                                                 6.26              7.72         2,224     2009
                                                                10.24              6.26         2,187     2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $16.87            $18.58            --     2017
                                                                13.95             16.87            --     2016
                                                                14.89             13.95            --     2015
                                                                14.69             14.89            --     2014
                                                                10.98             14.69            --     2013
                                                                 9.81             10.98            --     2012
                                                                 9.74              9.81            --     2011
                                                                 7.82              9.74            --     2010
                                                                 6.11              7.82            --     2009
                                                                10.03              6.11            --     2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $11.28            $12.71         525,811   2017
                                                       10.89             11.28         616,378   2016
                                                       11.29             10.89         708,365   2015
                                                       11.00             11.29         795,889   2014
                                                        9.82             11.00       1,026,074   2013
                                                        8.96              9.82       1,130,988   2012
                                                        9.46              8.96       1,217,767   2011
                                                        8.85              9.46       1,309,252   2010
                                                        7.52              8.85       1,413,333   2009
                                                       10.89              7.52       1,507,895   2008
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.34            $16.80              --   2017
                                                       13.42             14.34              --   2016
                                                       14.06             13.42              --   2015
                                                       12.76             14.06              --   2014
                                                        9.76             12.76              --   2013
                                                        8.62              9.76              --   2012
                                                        9.09              8.62              --   2011
                                                        8.44              9.09              --   2010
                                                        6.56              8.44              --   2009
                                                       10.50              6.56              --   2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.38            $24.17              --   2017
                                                       18.72             18.38              --   2016
                                                       18.90             18.72              --   2015
                                                       18.63             18.90              --   2014
                                                       13.63             18.63              --   2013
                                                       11.59             13.63              --   2012
                                                       12.56             11.59              --   2011
                                                       10.00             12.56              --   2010
-----------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.55            $13.06         90,452    2017
                                                            11.30             11.55        118,489    2016
                                                            11.41             11.30        117,405    2015
                                                            10.89             11.41        138,314    2014
                                                             9.58             10.89        157,697    2013
                                                             8.64              9.58        181,673    2012
                                                             9.11              8.64        209,185    2011
                                                             8.45              9.11        227,977    2010
                                                             6.94              8.45        218,800    2009
                                                            10.17              6.94        250,698    2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.74            $15.65             --    2017
                                                            12.11             11.74             --    2016
                                                            12.06             12.11             --    2015
                                                            11.76             12.06             --    2014
                                                             9.79             11.76             --    2013
                                                             8.84              9.79             --    2012
                                                            11.80              8.84             --    2011
                                                            10.17             11.80             --    2010
                                                             6.79             10.17             --    2009
                                                            13.22              6.79             --    2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.72            $19.40             --    2017
                                                            15.39             16.72             --    2016
                                                            15.52             15.39             --    2015
                                                            14.52             15.52             --    2014
                                                            11.03             14.52             --    2013
                                                             9.62             11.03             --    2012
                                                             9.27              9.62             --    2011
                                                             8.40              9.27             --    2010
                                                             7.14              8.40             --    2009
                                                            12.31              7.14             --    2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.36            $10.22        105,328    2017
                                                             8.61              8.36        322,523    2016
                                                             8.60              8.61        254,342    2015
                                                             9.40              8.60        231,405    2014
                                                             7.83              9.40        187,950    2013
                                                             7.01              7.83        390,656    2012
                                                             8.90              7.01        347,384    2011
                                                             8.73              8.90        307,558    2010
                                                             6.64              8.73        306,091    2009
                                                            14.54              6.64        358,043    2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $17.40            $22.41             --    2017
                                                            17.38             17.40             --    2016
                                                            16.03             17.38             --    2015
                                                            14.40             16.03             --    2014
                                                            10.75             14.40             --    2013
                                                             9.42             10.75             --    2012
                                                            10.00              9.42             --    2011
                                                             9.31             10.00             --    2010
                                                             6.94              9.31             --    2009
                                                            11.80              6.94             --    2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.98            $20.91             --    2017
                                                                        15.38             15.98             --    2016
                                                                        15.97             15.38             --    2015
                                                                        16.68             15.97         63,657    2014
                                                                        11.73             16.68             --    2013
                                                                        10.46             11.73             --    2012
                                                                        10.26             10.46             --    2011
                                                                         7.68             10.26             --    2010
                                                                         5.56              7.68             --    2009
                                                                        10.45              5.56             --    2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.12            $17.58             --    2017
                                                                        14.11             14.12             --    2016
                                                                        13.74             14.11             --    2015
                                                                        12.96             13.74             --    2014
                                                                         9.45             12.96             --    2013
                                                                        10.00              9.45             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.86            $19.39             69    2017
                                                                        14.73             16.86        135,961    2016
                                                                        16.06             14.73            220    2015
                                                                        15.05             16.06            210    2014
                                                                        11.35             15.05            221    2013
                                                                         9.76             11.35            259    2012
                                                                        10.19              9.76            279    2011
                                                                         9.00             10.19            839    2010
                                                                         7.17              9.00          2,149    2009
                                                                        11.42              7.17          3,283    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.11            $16.72        212,699    2017
                                                                        14.01             15.11        227,784    2016
                                                                        15.20             14.01             --    2015
                                                                        14.37             15.20             --    2014
                                                                        11.37             14.37             --    2013
                                                                        10.21             11.37             --    2012
                                                                        10.44             10.21             --    2011
                                                                         9.75             10.44             --    2010
                                                                         7.77              9.75             --    2009
                                                                        11.37              7.77             --    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.21            $15.40        113,924    2017
                                                                        12.65             14.21        111,602    2016
                                                                        13.28             12.65        123,976    2015
                                                                        12.49             13.28        125,725    2014
                                                                        10.22             12.49        153,242    2013
                                                                         9.30             10.22        141,063    2012
                                                                         9.63              9.30        146,926    2011
                                                                         8.79              9.63        147,548    2010
                                                                         7.34              8.79        126,837    2009
                                                                         9.71              7.34        120,580    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $13.67            $16.41         87,227    2017
                                                                        14.07             13.67         56,832    2016
                                                                        14.78             14.07        154,758    2015
                                                                        15.10             14.78        101,976    2014
                                                                        13.00             15.10        116,795    2013
                                                                        11.54             13.00        138,894    2012
                                                                        12.68             11.54        106,278    2011
                                                                        11.51             12.68        107,799    2010
                                                                         8.73             11.51        172,711    2009
                                                                        15.00              8.73        201,626    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.14            $13.92              --   2017
                                                                               10.53             12.14              --   2016
                                                                               12.05             10.53              --   2015
                                                                               11.58             12.05              --   2014
                                                                                8.88             11.58              --   2013
                                                                                7.72              8.88              --   2012
                                                                                8.17              7.72              --   2011
                                                                                7.81              8.17              --   2010
                                                                                5.41              7.81              --   2009
                                                                               11.49              5.41              --   2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.46            $11.62         122,415   2017
                                                                               11.23             11.46         134,969   2016
                                                                               11.77             11.23          38,806   2015
                                                                               11.65             11.77         212,840   2014
                                                                               13.02             11.65         244,276   2013
                                                                               12.40             13.02         265,101   2012
                                                                               11.34             12.40         245,475   2011
                                                                               11.03             11.34         295,916   2010
                                                                               10.23             11.03         471,804   2009
                                                                               10.63             10.23         436,293   2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.10            $19.04              --   2017
                                                                               14.17             17.10              --   2016
                                                                               15.54             14.17              --   2015
                                                                               15.12             15.54              --   2014
                                                                               10.88             15.12              --   2013
                                                                                9.82             10.88              --   2012
                                                                               10.31              9.82              --   2011
                                                                                8.22             10.31              --   2010
                                                                                6.56              8.22              --   2009
                                                                               11.22              6.56              --   2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.35            $18.33          58,032   2017
                                                                               15.07             17.35         109,689   2016
                                                                               16.42             15.07              --   2015
                                                                               15.31             16.42              --   2014
                                                                               11.37             15.31              --   2013
                                                                               10.22             11.37              --   2012
                                                                               10.75             10.22              --   2011
                                                                                9.77             10.75              --   2010
                                                                                7.63              9.77              --   2009
                                                                               12.37              7.63              --   2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.93            $16.60         881,451   2017
                                                                               14.70             14.93       1,009,148   2016
                                                                               15.18             14.70       1,103,269   2015
                                                                               15.23             15.18       1,286,002   2014
                                                                               13.61             15.23       1,544,739   2013
                                                                               12.66             13.61       1,754,496   2012
                                                                               13.43             12.66       1,956,672   2011
                                                                               12.51             13.43       2,025,643   2010
                                                                               10.58             12.51       2,085,447   2009
                                                                               13.47             10.58       2,030,860   2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $16.68            $21.08             --    2017
                                      15.86             16.68             --    2016
                                      15.82             15.86             --    2015
                                      14.19             15.82             --    2014
                                      10.86             14.19             --    2013
                                       9.67             10.86             --    2012
                                       9.67              9.67             --    2011
                                       8.59              9.67             --    2010
                                       6.93              8.59             --    2009
                                      12.00              6.93             --    2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.66            $12.02            134    2017
                                      10.00              9.66            149    2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.40            $13.53        130,582    2017
                                      10.00             10.40             --    2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating -- Rate Income
   Fund                              $11.98            $12.12         58,439    2017
                                      11.25             11.98         64,434    2016
                                      11.62             11.25         77,710    2015
                                      11.81             11.62        173,141    2014
                                      11.63             11.81        194,060    2013
                                      11.08             11.63        154,057    2012
                                      11.05             11.08            190    2011
                                      10.35             11.05            616    2010
                                       7.33             10.35        128,480    2009
                                      10.29              7.33        154,439    2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $17.00            $17.71             --    2017
                                      15.17             17.00             --    2016
                                      15.95             15.17             --    2015
                                      15.92             15.95             --    2014
                                      15.25             15.92             --    2013
                                      13.65             15.25             --    2012
                                      13.30             13.65             --    2011
                                      11.89             13.30             --    2010
                                       7.97             11.89             --    2009
                                      11.03              7.97             --    2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $17.22            $21.56             --    2017
                                      17.03             17.22             --    2016
                                      16.40             17.03             --    2015
                                      15.33             16.40             --    2014
                                      11.22             15.33             --    2013
                                       9.80             11.22             --    2012
                                      11.59              9.80        186,881    2011
                                      10.06             11.59        175,909    2010
                                       7.97             10.06        131,243    2009
                                      14.03              7.97        146,319    2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.07            $17.12        270,083    2017
                                                                         14.40             15.07        303,657    2016
                                                                         14.68             14.40        345,222    2015
                                                                         13.64             14.68        383,465    2014
                                                                         11.69             13.64        456,692    2013
                                                                         10.41             11.69        489,441    2012
                                                                         11.07             10.41        539,352    2011
                                                                          9.61             11.07        527,360    2010
                                                                          7.10              9.61        585,401    2009
                                                                         11.03              7.10        617,714    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.72            $21.07         84,843    2017
                                                                         16.82             17.72         65,514    2016
                                                                         17.12             16.82        311,348    2015
                                                                         15.68             17.12        353,725    2014
                                                                         12.24             15.68        485,375    2013
                                                                         10.78             12.24        634,581    2012
                                                                         11.34             10.78            251    2011
                                                                          9.91             11.34            757    2010
                                                                          7.48              9.91          1,970    2009
                                                                         13.35              7.48          3,160    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.28            $22.08             --    2017
                                                                         18.21             18.28             --    2016
                                                                         18.43             18.21             --    2015
                                                                         17.03             18.43             --    2014
                                                                         12.59             17.03             --    2013
                                                                         10.53             12.59             --    2012
                                                                         11.08             10.53             --    2011
                                                                          9.60             11.08             --    2010
                                                                          7.23              9.60             --    2009
                                                                         12.60              7.23             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.71            $17.31         62,326    2017
                                                                         13.65             15.71            824    2016
                                                                         14.57             13.65        161,154    2015
                                                                         13.74             14.57        173,675    2014
                                                                         10.99             13.74        255,718    2013
                                                                          9.60             10.99        325,935    2012
                                                                          9.75              9.60            227    2011
                                                                          8.68              9.75            707    2010
                                                                          6.83              8.68          1,785    2009
                                                                         12.21              6.83          2,757    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.52            $19.98             --    2017
                                                                         15.46             17.52             --    2016
                                                                         16.22             15.46             --    2015
                                                                         15.05             16.22             --    2014
                                                                         11.55             15.05             --    2013
                                                                          9.99             11.55             --    2012
                                                                         10.07              9.99             --    2011
                                                                          8.99             10.07             --    2010
                                                                          7.24              8.99             --    2009
                                                                         12.74              7.24             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.82            $20.76          1,561    2017
                                                                         16.17             15.82          1,564    2016
                                                                         15.69             16.17        136,481    2015
                                                                         14.33             15.69         65,269    2014
                                                                         10.65             14.33         82,621    2013
                                                                         10.00             10.65        112,199    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.24            $22.73              --   2017
                                                                         17.53             17.24              --   2016
                                                                         16.76             17.53              --   2015
                                                                         15.44             16.76              --   2014
                                                                         11.61             15.44              --   2013
                                                                         10.37             11.61              --   2012
                                                                         10.61             10.37              --   2011
                                                                          8.76             10.61              --   2010
                                                                          7.00              8.76              --   2009
                                                                         13.58              7.00              --   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.96            $12.16         407,708   2017
                                                                         11.70             11.96         452,664   2016
                                                                         12.07             11.70         446,706   2015
                                                                         11.68             12.07         291,949   2014
                                                                         12.20             11.68         390,493   2013
                                                                         11.81             12.20         439,214   2012
                                                                         11.28             11.81             178   2011
                                                                         10.73             11.28             605   2010
                                                                          9.50             10.73           1,640   2009
                                                                         10.06              9.50           2,111   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $19.02            $22.42          80,084   2017
                                                                         17.37             19.02         100,927   2016
                                                                         18.06             17.37         100,355   2015
                                                                         17.41             18.06         196,718   2014
                                                                         13.11             17.41         202,928   2013
                                                                         11.70             13.11         275,299   2012
                                                                         13.42             11.70              92   2011
                                                                         10.67             13.42             252   2010
                                                                          7.81             10.67             729   2009
                                                                         13.22              7.81           1,229   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.89            $19.67              --   2017
                                                                         15.80             16.89              --   2016
                                                                         16.69             15.80              --   2015
                                                                         16.02             16.69              --   2014
                                                                         12.58             16.02              --   2013
                                                                         10.13             12.58              --   2012
                                                                         11.38             10.13              --   2011
                                                                          9.21             11.38              --   2010
                                                                          5.99              9.21              --   2009
                                                                         12.58              5.99              --   2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.44            $12.53         701,685   2017
                                                                         10.34             11.44         803,856   2016
                                                                         11.27             10.34       1,025,408   2015
                                                                         11.20             11.27       1,207,896   2014
                                                                          9.26             11.20       1,396,045   2013
                                                                          8.21              9.26       1,633,981   2012
                                                                          8.52              8.21       1,840,498   2011
                                                                          7.90              8.52       2,076,358   2010
                                                                          6.20              7.90       2,312,247   2009
                                                                          9.89              6.20       2,614,749   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $14.92            $16.00       1,521,825   2017
                                                                        13.37             14.92       1,851,466   2016
                                                                        14.71             13.37       2,178,749   2015
                                                                        14.38             14.71       2,505,500   2014
                                                                        12.91             14.38       2,974,462   2013
                                                                        11.71             12.91       3,619,698   2012
                                                                        11.70             11.71       4,081,261   2011
                                                                        10.62             11.70       4,724,970   2010
                                                                         8.00             10.62       5,340,135   2009
                                                                        11.64              8.00       6,197,558   2008
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.59            $14.41              --   2017
                                                                        11.98             13.59              --   2016
                                                                        12.88             11.98              --   2015
                                                                        12.30             12.88              --   2014
                                                                         9.80             12.30              --   2013
                                                                         8.77              9.80              --   2012
                                                                         9.06              8.77         210,972   2011
                                                                         8.33              9.06         223,096   2010
                                                                         6.76              8.33         392,986   2009
                                                                        10.99              6.76         422,829   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.74            $12.45              --   2017
                                                                        10.02             10.74              --   2016
                                                                        10.95             10.02              --   2015
                                                                        11.52             10.95              --   2014
                                                                         9.01             11.52              --   2013
                                                                         7.61              9.01              --   2012
                                                                         8.36              7.61              --   2011
                                                                         7.96              8.36              --   2010
                                                                         6.21              7.96              --   2009
                                                                        11.01              6.21              --   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.07            $ 8.92         150,687   2017
                                                                         9.27              9.07          69,458   2016
                                                                         9.48              9.27         164,692   2015
                                                                         9.69              9.48         130,656   2014
                                                                         9.91              9.69          84,219   2013
                                                                        10.00              9.91         154,641   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.68            $20.43         132,931   2017
                                                                        17.33             17.68         149,290   2016
                                                                        17.65             17.33         167,170   2015
                                                                        16.67             17.65         187,698   2014
                                                                        14.23             16.67         207,370   2013
                                                                        12.83             14.23         278,239   2012
                                                                        12.94             12.83         396,785   2011
                                                                        12.24             12.94         428,614   2010
                                                                         9.97             12.24         420,017   2009
                                                                        12.14              9.97         376,729   2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $19.85            $25.23              52   2017
                                                                        19.90             19.85          57,778   2016
                                                                        18.18             19.90          65,790   2015
                                                                        17.14             18.18          83,393   2014
                                                                        13.39             17.14         102,654   2013
                                                                        11.05             13.39         134,509   2012
                                                                        12.15             11.05         110,666   2011
                                                                        11.66             12.15         111,642   2010
                                                                         8.17             11.66         339,886   2009
                                                                        15.00              8.17         426,164   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.10            $21.67             --    2017
                                                                        19.35             19.10             --    2016
                                                                        20.18             19.35             --    2015
                                                                        17.18             20.18             --    2014
                                                                        11.92             17.18             --    2013
                                                                        10.29             11.92             --    2012
                                                                        10.30             10.29             --    2011
                                                                         8.44             10.30             --    2010
                                                                         6.43              8.44             --    2009
                                                                        11.07              6.43             --    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.41            $11.69             --    2017
                                                                         9.42             10.41             --    2016
                                                                         9.92              9.42             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.48            $21.03             --    2017
                                                                        16.50             17.48             --    2016
                                                                        16.87             16.50             --    2015
                                                                        15.58             16.87             --    2014
                                                                        12.10             15.58             --    2013
                                                                        10.41             12.10             --    2012
                                                                        10.91             10.41             --    2011
                                                                        10.06             10.91             --    2010
                                                                         8.13             10.06             --    2009
                                                                        12.45              8.13             --    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.52            $15.91        199,385    2017
                                                                        13.64             14.52        226,005    2016
                                                                        14.03             13.64        244,573    2015
                                                                        13.26             14.03        280,575    2014
                                                                        11.42             13.26        319,887    2013
                                                                        10.52             11.42        389,188    2012
                                                                        10.59             10.52        413,964    2011
                                                                         9.88             10.59        443,416    2010
                                                                         8.58              9.88        444,672    2009
                                                                        11.29              8.58        438,005    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $19.00            $21.27             --    2017
                                                                        17.46             19.00             --    2016
                                                                        20.94             17.46             --    2015
                                                                        19.04             20.94             --    2014
                                                                        16.20             19.04             --    2013
                                                                        14.63             16.20             --    2012
                                                                        14.04             14.63             --    2011
                                                                        12.65             14.04             --    2010
                                                                         9.73             12.65             --    2009
                                                                        16.00              9.73             --    2008
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.01            $12.54             --    2017
                                                                         9.67             10.01             --    2016
                                                                        10.00              9.67             --    2015
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.62            $18.09             --    2017
                                                                          15.32             14.62             --    2016
                                                                          15.17             15.32             --    2015
                                                                          13.47             15.17             --    2014
                                                                          10.64             13.47             --    2013
                                                                           9.56             10.64             --    2012
                                                                           9.91              9.56             --    2011
                                                                           9.29              9.91             --    2010
                                                                           6.59              9.29             --    2009
                                                                          12.40              6.59             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.10            $10.76         65,189    2017
                                                                           9.84             10.10         71,580    2016
                                                                          10.00              9.84         83,906    2015
                                                                           9.47             10.00         99,672    2014
                                                                           8.58              9.47        120,093    2013
                                                                           7.83              8.58        137,939    2012
                                                                           7.97              7.83        153,386    2011
                                                                           7.24              7.97        184,875    2010
                                                                           6.08              7.24        201,115    2009
                                                                          11.03              6.08        197,675    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $14.10            $17.71             --    2017
                                                                          14.12             14.10             --    2016
                                                                          13.58             14.12             --    2015
                                                                          13.15             13.58             --    2014
                                                                           9.92             13.15             --    2013
                                                                           8.73              9.92             --    2012
                                                                           8.85              8.73             --    2011
                                                                           7.12              8.85             --    2010
                                                                           5.50              7.12             --    2009
                                                                          11.08              5.50             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $14.77            $19.69         72,186    2017
                                                                          15.12             14.77         77,673    2016
                                                                          14.92             15.12        115,371    2015
                                                                          14.95             14.92        133,294    2014
                                                                          12.03             14.95        117,619    2013
                                                                          10.17             12.03        149,770    2012
                                                                          11.37             10.17        180,071    2011
                                                                          10.05             11.37        177,741    2010
                                                                           7.37             10.05        194,664    2009
                                                                          12.64              7.37        236,625    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.24            $19.67        179,552    2017
                                                                          15.84             17.24        222,582    2016
                                                                          15.71             15.84        164,891    2015
                                                                          14.55             15.71        191,556    2014
                                                                          11.32             14.55        241,298    2013
                                                                           9.92             11.32        317,252    2012
                                                                          10.18              9.92        743,537    2011
                                                                           8.99             10.18        795,898    2010
                                                                           7.18              8.99        506,954    2009
                                                                          11.96              7.18        568,013    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $19.48            $21.70         48,860    2017
                                                                              16.93             19.48         59,287    2016
                                                                              18.43             16.93        102,508    2015
                                                                              16.88             18.43        110,358    2014
                                                                              12.27             16.88        208,469    2013
                                                                              10.66             12.27        295,982    2012
                                                                              11.17             10.66        344,590    2011
                                                                               9.28             11.17        361,935    2010
                                                                               6.93              9.28         72,315    2009
                                                                              11.44              6.93         88,076    2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.47            $13.83             --    2017
                                                                              11.29             12.47             --    2016
                                                                              12.72             11.29             --    2015
                                                                              12.94             12.72             --    2014
                                                                              13.22             12.94             --    2013
                                                                              11.77             13.22          2,757    2012
                                                                              11.81             11.77             --    2011
                                                                              10.69             11.81             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.94              9.00             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.65            $16.32         43,340    2017
                                                                              14.23             15.65         49,454    2016
                                                                              14.80             14.23        153,685    2015
                                                                              14.64             14.80        102,392    2014
                                                                              14.16             14.64         78,301    2013
                                                                              12.67             14.16         84,325    2012
                                                                              12.53             12.67        145,431    2011
                                                                              11.19             12.53        162,669    2010
                                                                               8.16             11.19        117,480    2009
                                                                              10.91              8.16        144,234    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.62            $16.65         42,788    2017
                                                                              15.86             15.62         49,805    2016
                                                                              16.45             15.86            160    2015
                                                                              13.56             16.45            158    2014
                                                                              15.93             13.56            187    2013
                                                                              15.60             15.93            144    2012
                                                                              12.48             15.60            135    2011
                                                                              11.43             12.48            922    2010
                                                                              12.22             11.43        113,860    2009
                                                                              10.65             12.22         93,503    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.37            $11.27         63,301    2017
                                                                              11.47             11.37         68,363    2016
                                                                              11.69             11.47        195,323    2015
                                                                              11.85             11.69        562,783    2014
                                                                              12.13             11.85        579,385    2013
                                                                              11.72             12.13        613,396    2012
                                                                              11.85             11.72        625,499    2011
                                                                              11.51             11.85        684,564    2010
                                                                              10.38             11.51        912,206    2009
                                                                              10.66             10.38        882,622    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.65            $14.01        354,347    2017
                                                                 13.59             13.65        396,952    2016
                                                                 13.84             13.59        480,502    2015
                                                                 13.57             13.84        290,704    2014
                                                                 14.15             13.57        378,266    2013
                                                                 13.20             14.15        396,486    2012
                                                                 13.03             13.20        464,146    2011
                                                                 12.32             13.03        516,588    2010
                                                                 11.05             12.32        264,413    2009
                                                                 10.78             11.05        257,107    2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $16.72            $21.22             50    2017
                                                                 16.89             16.72             57    2016
                                                                 16.31             16.89            153    2015
                                                                 15.63             16.31            163    2014
                                                                 12.35             15.63            168    2013
                                                                 11.42             12.35            190    2012
                                                                 12.23             11.42            187    2011
                                                                 11.65             12.23            557    2010
                                                                  7.57             11.65          1,361    2009
                                                                 12.77              7.57          2,500    2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $18.00            $23.97             --    2017
                                                                 18.65             18.00             --    2016
                                                                 17.17             18.65             --    2015
                                                                 16.02             17.17             --    2014
                                                                 11.95             16.02             --    2013
                                                                 10.56             11.95             --    2012
                                                                 10.81             10.56             --    2011
                                                                  9.91             10.81             --    2010
                                                                  7.11              9.91             --    2009
                                                                 11.64              7.11             --    2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 9.95            $ 9.68        113,348    2017
                                                                  8.15              9.95         75,922    2016
                                                                 11.71              8.15         52,487    2015
                                                                 14.93             11.71         43,541    2014
                                                                 13.90             14.93         39,013    2013
                                                                 14.65             13.90         43,376    2012
                                                                 18.57             14.65             37    2011
                                                                 14.89             18.57             93    2010
                                                                  8.63             14.89         44,646    2009
                                                                 18.85              8.63         70,070    2008
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.22            $29.78             --    2017
                                                                 22.40             23.22             --    2016
                                                                 21.16             22.40             --    2015
                                                                 18.42             21.16             --    2014
                                                                 13.99             18.42             --    2013
                                                                 12.25             13.99             --    2012
                                                                 12.26             12.25             --    2011
                                                                 10.58             12.26             --    2010
                                                                  7.12             10.58             --    2009
                                                                 12.53              7.12             --    2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.38            $11.49             --    2017
                                                                11.30             11.38             --    2016
                                                                11.60             11.30             --    2015
                                                                11.29             11.60             --    2014
                                                                11.70             11.29             --    2013
                                                                11.32             11.70             --    2012
                                                                10.79             11.32             --    2011
                                                                10.26             10.79             --    2010
                                                                 9.72             10.26             --    2009
                                                                10.48              9.72             --    2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.13            $22.75             --    2017
                                                                18.09             18.13             --    2016
                                                                17.90             18.09             --    2015
                                                                16.05             17.90             --    2014
                                                                12.17             16.05             --    2013
                                                                10.29             12.17             --    2012
                                                                10.47             10.29             --    2011
                                                                 9.60             10.47             --    2010
                                                                 7.07              9.60             --    2009
                                                                11.42              7.07             --    2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.86            $21.60         32,870    2017
                                                                19.75             20.86         37,557    2016
                                                                19.31             19.75         44,971    2015
                                                                14.97             19.31         52,180    2014
                                                                14.92             14.97        114,799    2013
                                                                13.06             14.92         40,531    2012
                                                                12.16             13.06         47,900    2011
                                                                 9.64             12.16         56,295    2010
                                                                 7.26              9.64         68,268    2009
                                                                11.61              7.26         83,942    2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.83            $21.19             37    2017
                                                                16.34             17.83             40    2016
                                                                16.53             16.34            119    2015
                                                                14.92             16.53            121    2014
                                                                11.56             14.92            133    2013
                                                                10.21             11.56            152    2012
                                                                10.27             10.21            159    2011
                                                                 9.14             10.27            501    2010
                                                                 7.40              9.14          1,264    2009
                                                                12.09              7.40          1,895    2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $19.51            $21.51             --    2017
                                                                16.12             19.51             --    2016
                                                                17.19             16.12             --    2015
                                                                16.94             17.19             --    2014
                                                                12.65             16.94             --    2013
                                                                11.29             12.65             --    2012
                                                                11.20             11.29             --    2011
                                                                 8.98             11.20             --    2010
                                                                 7.02              8.98             --    2009
                                                                11.50              7.02             --    2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $12.05            $13.59       2,891,104   2017
                                                       11.62             12.05       3,589,262   2016
                                                       12.04             11.62       4,032,740   2015
                                                       11.72             12.04       4,733,191   2014
                                                       10.45             11.72       5,644,023   2013
                                                        9.52             10.45       6,617,929   2012
                                                       10.04              9.52       7,334,701   2011
                                                        9.39             10.04       8,219,110   2010
                                                        7.96              9.39       9,138,021   2009
                                                       11.53              7.96       9,591,459   2008
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $17.10            $20.06              --   2017
                                                       16.00             17.10              --   2016
                                                       16.74             16.00              --   2015
                                                       15.18             16.74              --   2014
                                                       11.59             15.18              --   2013
                                                       10.23             11.59              --   2012
                                                       10.78             10.23              --   2011
                                                        9.99             10.78              --   2010
                                                        7.76              9.99              --   2009
                                                       12.42              7.76              --   2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.50            $24.36              --   2017
                                                       18.82             18.50              --   2016
                                                       18.99             18.82              --   2015
                                                       18.69             18.99              --   2014
                                                       13.66             18.69              --   2013
                                                       11.61             13.66              --   2012
                                                       12.56             11.61              --   2011
                                                       10.00             12.56              --   2010
-----------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.90            $13.56         219,154   2017
                                                            11.56             11.90         247,918   2016
                                                            11.58             11.56         253,588   2015
                                                            10.97             11.58         348,071   2014
                                                             9.57             10.97         448,786   2013
                                                             8.57              9.57         510,439   2012
                                                             8.97              8.57         586,018   2011
                                                             8.25              8.97         686,693   2010
                                                             6.73              8.25         664,981   2009
                                                             9.78              6.73         508,027   2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $ 9.34            $12.55          11,480   2017
                                                             9.56              9.34          15,242   2016
                                                             9.45              9.56          19,121   2015
                                                             9.15              9.45          24,174   2014
                                                             7.55              9.15          28,238   2013
                                                             6.77              7.55          31,053   2012
                                                             8.97              6.77          31,365   2011
                                                             7.67              8.97          30,101   2010
                                                             5.09              7.67          35,584   2009
                                                             9.82              5.09          11,324   2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.15            $16.54          53,478   2017
                                                            12.92             14.15          55,428   2016
                                                            12.93             12.92          59,609   2015
                                                            12.00             12.93          68,161   2014
                                                             9.05             12.00          76,468   2013
                                                             7.83              9.05          86,020   2012
                                                             7.49              7.83          93,626   2011
                                                             6.74              7.49          88,406   2010
                                                             5.68              6.74          81,262   2009
                                                             9.72              5.68          11,636   2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.86            $ 7.23       1,190,175   2017
                                                             6.00              5.86       3,351,648   2016
                                                             5.94              6.00       2,527,572   2015
                                                             6.44              5.94       2,368,374   2014
                                                             5.33              6.44       1,924,441   2013
                                                             4.73              5.33       3,584,133   2012
                                                             5.96              4.73       2,753,601   2011
                                                             5.80              5.96       2,417,399   2010
                                                             4.38              5.80       2,365,016   2009
                                                             9.52              4.38       1,744,140   2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.46            $20.06              --   2017
                                                            15.32             15.46              --   2016
                                                            14.02             15.32              --   2015
                                                            12.50             14.02              --   2014
                                                             9.26             12.50              --   2013
                                                             8.05              9.26              --   2012
                                                             8.49              8.05              --   2011
                                                             7.84              8.49              --   2010
                                                             5.80              7.84              --   2009
                                                             9.79              5.80              --   2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.96            $21.04          13,770   2017
                                                                        15.25             15.96          19,914   2016
                                                                        15.71             15.25          22,214   2015
                                                                        16.28             15.71         527,864   2014
                                                                        11.37             16.28          35,312   2013
                                                                        10.05             11.37          38,383   2012
                                                                         9.79             10.05          46,788   2011
                                                                         7.27              9.79          36,389   2010
                                                                         5.22              7.27          48,317   2009
                                                                         9.75              5.22          27,158   2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.74            $18.50             166   2017
                                                                        14.63             14.74             212   2016
                                                                        14.13             14.63             233   2015
                                                                        13.23             14.13             272   2014
                                                                         9.58             13.23             313   2013
                                                                        10.00              9.58             414   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $15.03            $17.41          81,102   2017
                                                                        13.03             15.03       1,212,485   2016
                                                                        14.10             13.03          96,571   2015
                                                                        13.11             14.10         112,714   2014
                                                                         9.81             13.11         119,835   2013
                                                                         8.37              9.81         139,679   2012
                                                                         8.67              8.37         133,940   2011
                                                                         7.61              8.67         129,659   2010
                                                                         6.01              7.61         152,744   2009
                                                                         9.50              6.01          56,121   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.79            $15.38       1,783,093   2017
                                                                        12.69             13.79       1,861,559   2016
                                                                        13.67             12.69          17,693   2015
                                                                        12.82             13.67          23,182   2014
                                                                        10.07             12.82          24,992   2013
                                                                         8.97             10.07          28,520   2012
                                                                         9.11              8.97          34,470   2011
                                                                         8.44              9.11          37,257   2010
                                                                         6.67              8.44          41,314   2009
                                                                         9.69              6.67          32,467   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.25            $16.65         298,967   2017
                                                                        13.48             15.25         312,552   2016
                                                                        14.04             13.48         327,419   2015
                                                                        13.10             14.04         348,434   2014
                                                                        10.64             13.10         329,945   2013
                                                                         9.61             10.64         149,785   2012
                                                                         9.88              9.61         154,621   2011
                                                                         8.95              9.88         166,638   2010
                                                                         7.41              8.95         157,824   2009
                                                                         9.73              7.41         115,116   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $ 9.41            $11.39       1,083,491   2017
                                                                         9.62              9.41         881,142   2016
                                                                        10.02              9.62       1,695,953   2015
                                                                        10.16             10.02       1,183,808   2014
                                                                         8.68             10.16       1,306,444   2013
                                                                         7.65              8.68       1,424,455   2012
                                                                         8.34              7.65       1,081,990   2011
                                                                         7.52              8.34       1,091,268   2010
                                                                         5.65              7.52       1,577,732   2009
                                                                         9.65              5.65       1,127,064   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.97            $12.68              --   2017
                                                                                9.44             10.97              --   2016
                                                                               10.72              9.44              --   2015
                                                                               10.23             10.72              --   2014
                                                                                7.79             10.23              --   2013
                                                                                6.72              7.79              --   2012
                                                                                7.05              6.72              --   2011
                                                                                6.69              7.05              --   2010
                                                                                4.60              6.69              --   2009
                                                                                9.70              4.60              --   2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.73            $11.99         854,934   2017
                                                                               11.40             11.73         936,466   2016
                                                                               11.86             11.40         354,058   2015
                                                                               11.65             11.86       1,627,881   2014
                                                                               12.92             11.65       1,836,265   2013
                                                                               12.21             12.92       1,631,681   2012
                                                                               11.09             12.21       1,567,648   2011
                                                                               10.70             11.09       1,918,008   2010
                                                                                9.85             10.70       2,870,542   2009
                                                                               10.16              9.85       1,533,442   2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.81            $17.73           9,022   2017
                                                                               13.00             15.81          10,397   2016
                                                                               14.15             13.00          12,288   2015
                                                                               13.66             14.15          15,859   2014
                                                                                9.76             13.66          25,775   2013
                                                                                8.74              9.76          32,807   2012
                                                                                9.11              8.74          37,146   2011
                                                                                7.20              9.11          37,762   2010
                                                                                5.71              7.20          30,792   2009
                                                                                9.69              5.71          27,197   2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $14.48            $15.41         630,700   2017
                                                                               12.48             14.48       1,101,090   2016
                                                                               13.49             12.48         132,112   2015
                                                                               12.49             13.49         163,603   2014
                                                                                9.21             12.49         199,357   2013
                                                                                8.21              9.21         203,834   2012
                                                                                8.57              8.21         223,073   2011
                                                                                7.73              8.57         190,519   2010
                                                                                5.99              7.73         170,105   2009
                                                                                9.63              5.99          64,656   2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $11.75            $13.17       4,132,178   2017
                                                                               11.49             11.75       4,846,698   2016
                                                                               11.78             11.49       5,492,302   2015
                                                                               11.72             11.78       6,191,771   2014
                                                                               10.40             11.72       6,958,912   2013
                                                                                9.59             10.40       7,628,087   2012
                                                                               10.10              9.59       8,012,631   2011
                                                                                9.34             10.10       8,365,810   2010
                                                                                7.84              9.34       8,167,351   2009
                                                                                9.90              7.84       5,633,738   2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $14.51            $18.48              --   2017
                                      13.69             14.51              --   2016
                                      13.55             13.69              --   2015
                                      12.07             13.55              --   2014
                                       9.17             12.07              --   2013
                                       8.10              9.17              --   2012
                                       8.03              8.10              --   2011
                                       7.08              8.03              --   2010
                                       5.68              7.08              --   2009
                                       9.74              5.68              --   2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.71            $12.17          15,395   2017
                                      10.00              9.71          21,363   2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.45            $13.70       1,212,449   2017
                                      10.00             10.45         255,445   2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.50            $12.74         520,397   2017
                                      11.64             12.50         416,674   2016
                                      11.93             11.64         588,493   2015
                                      12.04             11.93       1,314,647   2014
                                      11.76             12.04       1,427,660   2013
                                      11.12             11.76       1,021,138   2012
                                      11.00             11.12          59,812   2011
                                      10.23             11.00          53,269   2010
                                       7.19             10.23         782,054   2009
                                      10.02              7.19         564,739   2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $16.49            $17.32           8,088   2017
                                      14.61             16.49           8,082   2016
                                      15.24             14.61          11,676   2015
                                      15.10             15.24          12,214   2014
                                      14.36             15.10          12,412   2013
                                      12.75             14.36          17,083   2012
                                      12.33             12.75          17,272   2011
                                      10.94             12.33          17,266   2010
                                       7.28             10.94          10,336   2009
                                       9.99              7.28           1,361   2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $12.95            $16.34          45,740   2017
                                      12.71             12.95          57,862   2016
                                      12.15             12.71          61,104   2015
                                      11.27             12.15          70,497   2014
                                       8.18             11.27          76,600   2013
                                       7.10              8.18          90,286   2012
                                       8.32              7.10       1,609,568   2011
                                       7.17              8.32       1,502,838   2010
                                       5.64              7.17         958,455   2009
                                       9.85              5.64         643,260   2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.38            $16.46         555,443   2017
                                                                         13.64             14.38         608,490   2016
                                                                         13.79             13.64         673,926   2015
                                                                         12.72             13.79         749,488   2014
                                                                         10.82             12.72         726,594   2013
                                                                          9.56             10.82         743,072   2012
                                                                         10.09              9.56         761,948   2011
                                                                          8.69             10.09         741,620   2010
                                                                          6.38              8.69         781,404   2009
                                                                          9.83              6.38         476,814   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.93            $16.69       1,227,777   2017
                                                                         13.12             13.93       1,040,957   2016
                                                                         13.26             13.12       3,487,576   2015
                                                                         12.05             13.26       4,100,634   2014
                                                                          9.34             12.05       5,171,609   2013
                                                                          8.16              9.34       6,005,454   2012
                                                                          8.51              8.16         743,012   2011
                                                                          7.39              8.51         769,005   2010
                                                                          5.53              7.39         792,966   2009
                                                                          9.80              5.53         451,257   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.54            $17.70             449   2017
                                                                         14.37             14.54             479   2016
                                                                         14.44             14.37           1,162   2015
                                                                         13.24             14.44           2,028   2014
                                                                          9.72             13.24           9,284   2013
                                                                          8.07              9.72           4,863   2012
                                                                          8.42              8.07           8,630   2011
                                                                          7.24              8.42          14,707   2010
                                                                          5.41              7.24           3,438   2009
                                                                          9.36              5.41           2,542   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.29            $14.75         828,728   2017
                                                                         11.46             13.29         286,515   2016
                                                                         12.14             11.46       1,792,336   2015
                                                                         11.35             12.14       1,985,775   2014
                                                                          9.01             11.35       2,645,154   2013
                                                                          7.81              9.01       3,001,261   2012
                                                                          7.88              7.81          95,531   2011
                                                                          6.95              7.88         113,198   2010
                                                                          5.43              6.95         105,693   2009
                                                                          9.64              5.43          90,929   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $14.33            $16.47          25,205   2017
                                                                         12.55             14.33          45,874   2016
                                                                         13.07             12.55          45,514   2015
                                                                         12.03             13.07          58,970   2014
                                                                          9.16             12.03          88,117   2013
                                                                          7.86              9.16          67,511   2012
                                                                          7.87              7.86          67,357   2011
                                                                          6.97              7.87          70,104   2010
                                                                          5.57              6.97          66,278   2009
                                                                          9.73              5.57          15,414   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.43            $21.72          48,898   2017
                                                                         16.66             16.43          66,656   2016
                                                                         16.05             16.66         963,275   2015
                                                                         14.54             16.05         496,174   2014
                                                                         10.73             14.54         586,520   2013
                                                                         10.00             10.73         732,021   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.21            $17.55           5,154   2017
                                                                         13.33             13.21           6,317   2016
                                                                         12.65             13.33           7,452   2015
                                                                         11.57             12.65          10,446   2014
                                                                          8.63             11.57           7,305   2013
                                                                          7.65              8.63          10,299   2012
                                                                          7.77              7.65           7,656   2011
                                                                          6.36              7.77          11,986   2010
                                                                          5.05              6.36           6,784   2009
                                                                          9.72              5.05              --   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.84            $13.16       2,678,741   2017
                                                                         12.47             12.84       3,106,556   2016
                                                                         12.77             12.47       3,202,829   2015
                                                                         12.26             12.77       2,223,463   2014
                                                                         12.71             12.26       2,901,590   2013
                                                                         12.21             12.71       3,127,332   2012
                                                                         11.58             12.21         222,413   2011
                                                                         10.92             11.58         225,379   2010
                                                                          9.60             10.92         219,756   2009
                                                                         10.09              9.60          94,021   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $15.08            $17.91         882,231   2017
                                                                         13.67             15.08       1,060,867   2016
                                                                         14.10             13.67         973,510   2015
                                                                         13.49             14.10       1,959,775   2014
                                                                         10.08             13.49       1,958,473   2013
                                                                          8.92             10.08       2,361,066   2012
                                                                         10.16              8.92         154,166   2011
                                                                          8.02             10.16         148,020   2010
                                                                          5.82              8.02         146,933   2009
                                                                          9.78              5.82          61,188   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.82            $16.22             307   2017
                                                                         12.84             13.82             735   2016
                                                                         13.45             12.84           1,222   2015
                                                                         12.82             13.45           1,211   2014
                                                                          9.99             12.82          10,816   2013
                                                                          7.98              9.99          10,740   2012
                                                                          8.90              7.98          14,559   2011
                                                                          7.15              8.90          14,537   2010
                                                                          4.62              7.15          14,123   2009
                                                                          9.61              4.62          16,218   2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.06            $13.31       1,130,794   2017
                                                                         10.81             12.06       1,267,140   2016
                                                                         11.69             10.81       1,478,865   2015
                                                                         11.54             11.69       1,643,995   2014
                                                                          9.46             11.54       2,011,457   2013
                                                                          8.32              9.46       2,232,350   2012
                                                                          8.58              8.32       2,450,259   2011
                                                                          7.89              8.58       2,640,771   2010
                                                                          6.15              7.89       2,883,241   2009
                                                                          9.73              6.15       3,315,589   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $13.55            $14.64       2,127,874   2017
                                                                        12.06             13.55       2,333,592   2016
                                                                        13.16             12.06       2,834,913   2015
                                                                        12.77             13.16       3,189,948   2014
                                                                        11.37             12.77       3,978,294   2013
                                                                        10.24             11.37       4,409,060   2012
                                                                        10.15             10.24       4,887,213   2011
                                                                         9.14             10.15       5,401,430   2010
                                                                         6.84              9.14       6,046,521   2009
                                                                         9.87              6.84       6,899,903   2008
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $12.83            $13.70         191,140   2017
                                                                        11.22             12.83         204,379   2016
                                                                        11.97             11.22         230,451   2015
                                                                        11.34             11.97         249,811   2014
                                                                         8.97             11.34         283,251   2013
                                                                         7.97              8.97         321,796   2012
                                                                         8.17              7.97       1,687,400   2011
                                                                         7.46              8.17       1,774,050   2010
                                                                         6.00              7.46       2,468,218   2009
                                                                         9.68              6.00       1,576,144   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.08            $11.77         168,717   2017
                                                                         9.33             10.08         180,300   2016
                                                                        10.12              9.33         216,646   2015
                                                                        10.57             10.12         215,330   2014
                                                                         8.20             10.57         215,560   2013
                                                                         6.87              8.20         253,555   2012
                                                                         7.49              6.87         274,275   2011
                                                                         7.08              7.49         283,268   2010
                                                                         5.48              7.08         258,129   2009
                                                                         9.64              5.48         100,823   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.38            $ 9.29         225,991   2017
                                                                         9.52              9.38         303,848   2016
                                                                         9.66              9.52         496,004   2015
                                                                         9.80              9.66         333,341   2014
                                                                         9.94              9.80         401,719   2013
                                                                        10.00              9.94         379,455   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.36            $17.88         588,375   2017
                                                                        14.94             15.36         701,183   2016
                                                                        15.09             14.94         792,665   2015
                                                                        14.15             15.09         968,408   2014
                                                                        11.98             14.15       1,132,155   2013
                                                                        10.73             11.98       1,212,076   2012
                                                                        10.74             10.73       1,259,970   2011
                                                                        10.08             10.74       1,423,327   2010
                                                                         8.14             10.08       1,394,542   2009
                                                                         9.84              8.14         683,596   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $14.08            $18.04          29,909   2017
                                                                        14.02             14.08         573,428   2016
                                                                        12.70             14.02         642,215   2015
                                                                        11.89             12.70         842,877   2014
                                                                         9.21             11.89         978,778   2013
                                                                         7.55              9.21       1,154,045   2012
                                                                         8.23              7.55       1,121,704   2011
                                                                         7.84              8.23       1,129,710   2010
                                                                         5.45              7.84       2,721,116   2009
                                                                         9.93              5.45       2,115,345   2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.94            $20.51           2,667   2017
                                                                        18.04             17.94           2,782   2016
                                                                        18.67             18.04           2,260   2015
                                                                        15.77             18.67           2,407   2014
                                                                        10.86             15.77           1,921   2013
                                                                         9.30             10.86             240   2012
                                                                         9.24              9.30           3,177   2011
                                                                         7.52              9.24           3,496   2010
                                                                         5.69              7.52           4,000   2009
                                                                         9.71              5.69           6,211   2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.58            $11.97              --   2017
                                                                         9.50             10.58              --   2016
                                                                         9.92              9.50              --   2015
                                                                        10.00              9.92              --   2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.65            $17.76              --   2017
                                                                        13.72             14.65              --   2016
                                                                        13.93             13.72              --   2015
                                                                        12.77             13.93              --   2014
                                                                         9.84             12.77              --   2013
                                                                         8.40              9.84              --   2012
                                                                         8.73              8.40              --   2011
                                                                         7.99              8.73              --   2010
                                                                         6.41              7.99              --   2009
                                                                         9.74              6.41              --   2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.56            $14.97         439,126   2017
                                                                        12.64             13.56         477,037   2016
                                                                        12.91             12.64         526,217   2015
                                                                        12.10             12.91         587,785   2014
                                                                        10.34             12.10         650,337   2013
                                                                         9.46             10.34         718,834   2012
                                                                         9.45              9.46         740,348   2011
                                                                         8.74              9.45         806,702   2010
                                                                         7.54              8.74         786,880   2009
                                                                         9.84              7.54         484,329   2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $12.50            $14.11          28,632   2017
                                                                        11.40             12.50          42,302   2016
                                                                        13.57             11.40          45,856   2015
                                                                        12.25             13.57          55,954   2014
                                                                        10.34             12.25          70,827   2013
                                                                         9.27             10.34          77,759   2012
                                                                         8.83              9.27          87,242   2011
                                                                         7.89              8.83          80,049   2010
                                                                         6.03              7.89          69,417   2009
                                                                         9.83              6.03          37,424   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.15            $12.81              --   2017
                                                                           9.73             10.15              --   2016
                                                                          10.00              9.73              --   2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.26            $15.29          21,795   2017
                                                                          12.75             12.26          27,225   2016
                                                                          12.53             12.75          28,692   2015
                                                                          11.04             12.53          34,225   2014
                                                                           8.66             11.04          45,930   2013
                                                                           7.72              8.66          42,831   2012
                                                                           7.94              7.72          58,765   2011
                                                                           7.38              7.94          62,651   2010
                                                                           5.20              7.38          54,897   2009
                                                                           9.71              5.20          15,702   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.65            $10.36         170,847   2017
                                                                           9.32              9.65         163,019   2016
                                                                           9.41              9.32         153,639   2015
                                                                           8.84              9.41         197,825   2014
                                                                           7.95              8.84         246,138   2013
                                                                           7.19              7.95         261,630   2012
                                                                           7.27              7.19         251,774   2011
                                                                           6.55              7.27         311,831   2010
                                                                           5.46              6.55         484,223   2009
                                                                           9.83              5.46         208,127   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.12            $16.61              --   2017
                                                                          13.04             13.12              --   2016
                                                                          12.45             13.04              --   2015
                                                                          11.97             12.45              --   2014
                                                                           8.95             11.97              --   2013
                                                                           7.82              8.95              --   2012
                                                                           7.87              7.82              --   2011
                                                                           6.28              7.87              --   2010
                                                                           4.82              6.28              --   2009
                                                                           9.63              4.82              --   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.14            $16.30         821,948   2017
                                                                          12.33             12.14         950,739   2016
                                                                          12.07             12.33       1,291,144   2015
                                                                          12.00             12.07       1,527,889   2014
                                                                           9.59             12.00       1,358,148   2013
                                                                           8.05              9.59       1,514,616   2012
                                                                           8.92              8.05       1,858,698   2011
                                                                           7.83              8.92       1,829,297   2010
                                                                           5.70              7.83       1,701,607   2009
                                                                           9.69              5.70       1,232,387   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.95            $17.19       1,696,454   2017
                                                                          13.63             14.95       1,938,801   2016
                                                                          13.42             13.63       1,567,913   2015
                                                                          12.33             13.42       1,886,772   2014
                                                                           9.52             12.33       2,235,401   2013
                                                                           8.28              9.52       2,583,027   2012
                                                                           8.43              8.28       5,297,022   2011
                                                                           7.39              8.43       5,627,233   2010
                                                                           5.86              7.39       3,352,436   2009
                                                                           9.68              5.86       2,312,209   2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $17.58            $19.74         470,645   2017
                                                                              15.16             17.58         592,983   2016
                                                                              16.38             15.16         882,144   2015
                                                                              14.89             16.38         980,779   2014
                                                                              10.74             14.89       1,701,342   2013
                                                                               9.26             10.74       2,152,723   2012
                                                                               9.63              9.26       2,439,451   2011
                                                                               7.94              9.63       2,505,903   2010
                                                                               5.89              7.94         595,573   2009
                                                                               9.63              5.89         428,079   2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.19            $13.63          13,835   2017
                                                                              10.96             12.19          15,620   2016
                                                                              12.24             10.96          17,853   2015
                                                                              12.37             12.24          19,400   2014
                                                                              12.54             12.37          21,998   2013
                                                                              11.08             12.54          26,342   2012
                                                                              11.03             11.08          25,787   2011
                                                                               9.91             11.03          16,997   2010
                                                                               8.28              9.91          17,492   2009
                                                                               9.99              8.28           7,574   2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.41            $16.19         425,585   2017
                                                                              13.91             15.41         420,570   2016
                                                                              14.35             13.91       1,252,393   2015
                                                                              14.09             14.35         888,976   2014
                                                                              13.52             14.09         699,394   2013
                                                                              12.00             13.52         708,761   2012
                                                                              11.79             12.00       1,016,623   2011
                                                                              10.45             11.79       1,107,813   2010
                                                                               7.56             10.45         801,118   2009
                                                                              10.03              7.56         551,690   2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.07            $17.25         379,988   2017
                                                                              16.19             16.07         381,808   2016
                                                                              16.66             16.19          54,727   2015
                                                                              13.63             16.66          64,790   2014
                                                                              15.89             13.63          92,595   2013
                                                                              15.44             15.89         130,632   2012
                                                                              12.26             15.44         116,943   2011
                                                                              11.15             12.26         183,508   2010
                                                                              11.83             11.15         872,701   2009
                                                                              10.23             11.83         427,821   2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.50            $11.49         842,753   2017
                                                                              11.51             11.50         827,785   2016
                                                                              11.64             11.51       1,543,083   2015
                                                                              11.71             11.64       4,369,170   2014
                                                                              11.90             11.71       4,493,594   2013
                                                                              11.41             11.90       4,397,236   2012
                                                                              11.45             11.41       4,956,266   2011
                                                                              11.04             11.45       5,346,053   2010
                                                                               9.88             11.04       5,935,305   2009
                                                                              10.07              9.88       3,290,047   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.73            $14.20       3,016,782   2017
                                                                 13.57             13.73       3,507,124   2016
                                                                 13.71             13.57       4,091,505   2015
                                                                 13.34             13.71       3,176,863   2014
                                                                 13.81             13.34       3,955,866   2013
                                                                 12.79             13.81       3,755,633   2012
                                                                 12.52             12.79       4,063,270   2011
                                                                 11.75             12.52       4,517,593   2010
                                                                 10.46             11.75       2,840,553   2009
                                                                 10.13             10.46       1,392,206   2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $13.54            $17.31          13,154   2017
                                                                 13.57             13.54          16,700   2016
                                                                 13.00             13.57          18,394   2015
                                                                 12.37             13.00          21,669   2014
                                                                  9.70             12.37          26,711   2013
                                                                  8.90              9.70          31,670   2012
                                                                  9.46              8.90          34,357   2011
                                                                  8.94              9.46          41,539   2010
                                                                  5.76              8.94          56,166   2009
                                                                  9.65              5.76          31,738   2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.19            $21.72             218   2017
                                                                 16.64             16.19             392   2016
                                                                 15.21             16.64           1,230   2015
                                                                 14.08             15.21           2,690   2014
                                                                 10.42             14.08           3,152   2013
                                                                  9.14             10.42           1,517   2012
                                                                  9.28              9.14           1,631   2011
                                                                  8.45              9.28           1,714   2010
                                                                  6.01              8.45             692   2009
                                                                  9.77              6.01              --   2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 5.72            $ 5.61       1,822,865   2017
                                                                  4.65              5.72       1,157,576   2016
                                                                  6.64              4.65       1,032,067   2015
                                                                  8.40              6.64         895,676   2014
                                                                  7.76              8.40         782,862   2013
                                                                  8.11              7.76         797,283   2012
                                                                 10.21              8.11         438,690   2011
                                                                  8.13             10.21         394,970   2010
                                                                  4.67              8.13         644,841   2009
                                                                 10.13              4.67         587,011   2008
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $19.34            $25.00              --   2017
                                                                 18.52             19.34              --   2016
                                                                 17.36             18.52              --   2015
                                                                 15.00             17.36              --   2014
                                                                 11.31             15.00              --   2013
                                                                  9.83             11.31              --   2012
                                                                  9.76              9.83              --   2011
                                                                  8.36              9.76              --   2010
                                                                  5.58              8.36              --   2009
                                                                  9.75              5.58              --   2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.77            $11.97          37,559   2017
                                                                11.59             11.77          38,314   2016
                                                                11.81             11.59          39,626   2015
                                                                11.40             11.81          51,042   2014
                                                                11.73             11.40          71,565   2013
                                                                11.26             11.73          67,934   2012
                                                                10.66             11.26          75,769   2011
                                                                10.06             10.66          85,008   2010
                                                                 9.46             10.06          97,238   2009
                                                                10.11              9.46          78,777   2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.66            $21.07              --   2017
                                                                16.50             16.66              --   2016
                                                                16.20             16.50              --   2015
                                                                14.42             16.20              --   2014
                                                                10.84             14.42              --   2013
                                                                 9.10             10.84              --   2012
                                                                 9.19              9.10              --   2011
                                                                 8.36              9.19              --   2010
                                                                 6.11              8.36              --   2009
                                                                 9.79              6.11              --   2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.35            $18.09         302,310   2017
                                                                16.30             17.35         337,644   2016
                                                                15.82             16.30         423,881   2015
                                                                12.17             15.82         518,144   2014
                                                                12.03             12.17       1,052,688   2013
                                                                10.45             12.03         388,795   2012
                                                                 9.66             10.45         393,466   2011
                                                                 7.60              9.66         461,266   2010
                                                                 5.68              7.60         614,421   2009
                                                                 9.01              5.68         492,815   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.30            $18.33          23,603   2017
                                                                13.91             15.30          27,727   2016
                                                                13.97             13.91          30,318   2015
                                                                12.51             13.97          32,964   2014
                                                                 9.62             12.51          45,186   2013
                                                                 8.44              9.62          53,460   2012
                                                                 8.42              8.44          61,070   2011
                                                                 7.44              8.42          60,470   2010
                                                                 5.98              7.44          52,745   2009
                                                                 9.69              5.98          57,237   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $17.50            $19.43          24,368   2017
                                                                14.34             17.50          25,464   2016
                                                                15.18             14.34          35,919   2015
                                                                14.84             15.18          38,057   2014
                                                                11.00             14.84          48,151   2013
                                                                 9.75             11.00          46,281   2012
                                                                 9.59              9.75          48,882   2011
                                                                 7.63              9.59          50,385   2010
                                                                 5.92              7.63          50,840   2009
                                                                 9.62              5.92          19,497   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $10.99            $12.49       8,187,759   2017
                                                       10.51             10.99       9,302,989   2016
                                                       10.81             10.51      10,399,402   2015
                                                       10.44             10.81      12,026,281   2014
                                                        9.24             10.44      13,917,548   2013
                                                        8.36              9.24      15,111,020   2012
                                                        8.75              8.36      16,427,724   2011
                                                        8.12              8.75      17,777,921   2010
                                                        6.83              8.12      18,509,715   2009
                                                        9.82              6.83      14,891,122   2008
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.42            $17.04          41,128   2017
                                                       13.39             14.42          44,341   2016
                                                       13.90             13.39          58,090   2015
                                                       12.51             13.90          67,083   2014
                                                        9.48             12.51          70,580   2013
                                                        8.31              9.48          82,012   2012
                                                        8.68              8.31          88,511   2011
                                                        7.99              8.68          82,576   2010
                                                        6.16              7.99          79,500   2009
                                                        9.77              6.16          16,571   2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.44            $25.79           1,651   2017
                                                       19.62             19.44           3,184   2016
                                                       19.65             19.62           3,140   2015
                                                       19.19             19.65           3,258   2014
                                                       13.92             19.19           3,305   2013
                                                       11.74             13.92           1,910   2012
                                                       12.61             11.74           2,057   2011
                                                       10.00             12.61           2,304   2010
-----------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.71            $13.27         56,432    2017
                                                            11.45             11.71         61,013    2016
                                                            11.54             11.45         63,277    2015
                                                            11.00             11.54         69,351    2014
                                                             9.66             11.00         72,709    2013
                                                             8.70              9.66         80,187    2012
                                                             9.16              8.70         87,630    2011
                                                             8.48              9.16         75,970    2010
                                                             6.95              8.48         69,279    2009
                                                            10.17              6.95         63,934    2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.94            $15.94             --    2017
                                                            12.30             11.94             --    2016
                                                            12.23             12.30             --    2015
                                                            11.91             12.23             --    2014
                                                             9.90             11.91             --    2013
                                                             8.92              9.90             --    2012
                                                            11.89              8.92             --    2011
                                                            10.24             11.89             --    2010
                                                             6.83             10.24             --    2009
                                                            13.26              6.83             --    2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.01            $19.76          6,155    2017
                                                            15.64             17.01          8,098    2016
                                                            15.74             15.64         10,742    2015
                                                            14.70             15.74         13,074    2014
                                                            11.15             14.70         18,963    2013
                                                             9.71             11.15         26,063    2012
                                                             9.35              9.71         35,155    2011
                                                             8.46              9.35         40,505    2010
                                                             7.18              8.46         43,218    2009
                                                            12.35              7.18         45,836    2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.50            $10.42        173,953    2017
                                                             8.75              8.50        478,502    2016
                                                             8.72              8.75        411,329    2015
                                                             9.52              8.72        409,012    2014
                                                             7.92              9.52        354,715    2013
                                                             7.08              7.92        688,554    2012
                                                             8.97              7.08        671,847    2011
                                                             8.78              8.97        640,249    2010
                                                             6.67              8.78        643,185    2009
                                                            14.59              6.67        750,760    2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $17.70            $22.83          5,052    2017
                                                            17.65             17.70          7,039    2016
                                                            16.26             17.65          8,306    2015
                                                            14.58             16.26         10,909    2014
                                                            10.87             14.58         17,301    2013
                                                             9.51             10.87         24,335    2012
                                                            10.08              9.51         34,789    2011
                                                             9.37             10.08         43,471    2010
                                                             6.98              9.37         47,045    2009
                                                            11.84              6.98         60,387    2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.24            $21.29             --    2017
                                                                        15.61             16.24             --    2016
                                                                        16.19             15.61             --    2015
                                                                        16.88             16.19         91,352    2014
                                                                        11.86             16.88             --    2013
                                                                        10.55             11.86             --    2012
                                                                        10.34             10.55             --    2011
                                                                         7.73             10.34             --    2010
                                                                         5.58              7.73             --    2009
                                                                        10.48              5.58             --    2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.24            $17.76             --    2017
                                                                        14.21             14.24             --    2016
                                                                        13.82             14.21             --    2015
                                                                        13.01             13.82             --    2014
                                                                         9.48             13.01             --    2013
                                                                        10.00              9.48             38    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.36            $21.60             --    2017
                                                                        17.37             17.36             --    2016
                                                                        16.93             17.37             --    2015
                                                                        15.98             16.93             --    2014
                                                                        11.67             15.98             --    2013
                                                                        10.51             11.67             --    2012
                                                                        11.46             10.51             --    2011
                                                                         9.78             11.46             --    2010
                                                                         6.03              9.78             --    2009
                                                                        12.10              6.03             --    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.15            $19.75         17,628    2017
                                                                        14.97             17.15        202,831    2016
                                                                        16.29             14.97         30,335    2015
                                                                        15.24             16.29         34,673    2014
                                                                        11.47             15.24         51,216    2013
                                                                         9.85             11.47         73,630    2012
                                                                        10.27              9.85         97,013    2011
                                                                         9.06             10.27        134,528    2010
                                                                         7.21              9.06        156,495    2009
                                                                        11.46              7.21        180,252    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.35            $17.02        283,093    2017
                                                                        14.22             15.35        306,818    2016
                                                                        15.40             14.22          5,037    2015
                                                                        14.54             15.40          5,193    2014
                                                                        11.49             14.54          7,177    2013
                                                                        10.30             11.49          8,320    2012
                                                                        10.52             10.30          9,592    2011
                                                                         9.80             10.52         12,609    2010
                                                                         7.80              9.80         13,093    2009
                                                                        11.40              7.80         13,870    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.42            $15.65        109,237    2017
                                                                        12.82             14.42        124,216    2016
                                                                        13.44             12.82        138,546    2015
                                                                        12.61             13.44        183,490    2014
                                                                        10.31             12.61        190,575    2013
                                                                         9.37             10.31        224,387    2012
                                                                         9.69              9.37        239,748    2011
                                                                         8.83              9.69        230,994    2010
                                                                         7.36              8.83        238,524    2009
                                                                         9.72              7.36        216,731    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.91            $16.72        131,566    2017
                                                                               14.30             13.91        102,478    2016
                                                                               14.99             14.30        244,005    2015
                                                                               15.29             14.99        181,474    2014
                                                                               13.15             15.29        203,430    2013
                                                                               11.65             13.15        249,902    2012
                                                                               12.78             11.65        218,577    2011
                                                                               11.59             12.78        233,250    2010
                                                                                8.77             11.59        362,416    2009
                                                                               15.06              8.77        384,510    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.35            $14.18         10,310    2017
                                                                               10.69             12.35         12,810    2016
                                                                               12.22             10.69         17,413    2015
                                                                               11.72             12.22         25,991    2014
                                                                                8.98             11.72         32,390    2013
                                                                                7.79              8.98         41,609    2012
                                                                                8.24              7.79         47,932    2011
                                                                                7.86              8.24         68,525    2010
                                                                                5.43              7.86         74,347    2009
                                                                               11.53              5.43        101,507    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.66            $11.84        170,996    2017
                                                                               11.41             11.66        192,288    2016
                                                                               11.94             11.41         68,456    2015
                                                                               11.80             11.94        327,679    2014
                                                                               13.16             11.80        363,758    2013
                                                                               12.51             13.16        359,112    2012
                                                                               11.43             12.51        394,721    2011
                                                                               11.11             11.43        487,563    2010
                                                                               10.28             11.11        763,290    2009
                                                                               10.67             10.28        703,061    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.40            $19.40          3,140    2017
                                                                               14.39             17.40          3,706    2016
                                                                               15.76             14.39          5,710    2015
                                                                               15.31             15.76          7,762    2014
                                                                               11.00             15.31          9,431    2013
                                                                                9.92             11.00         12,743    2012
                                                                               10.40              9.92         13,593    2011
                                                                                8.27             10.40         19,240    2010
                                                                                6.59              8.27         24,499    2009
                                                                               11.26              6.59         33,596    2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.65            $18.68         88,993    2017
                                                                               15.31             17.65        160,016    2016
                                                                               16.65             15.31         18,389    2015
                                                                               15.51             16.65         24,546    2014
                                                                               11.50             15.51         31,045    2013
                                                                               10.32             11.50         40,742    2012
                                                                               10.83             10.32         60,191    2011
                                                                                9.83             10.83         74,451    2010
                                                                                7.67              9.83         84,115    2009
                                                                               12.41              7.67        101,992    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $15.19            $16.91         831,199   2017
                                      14.93             15.19         972,911   2016
                                      15.40             14.93       1,126,057   2015
                                      15.43             15.40       1,381,852   2014
                                      13.76             15.43       1,588,696   2013
                                      12.78             13.76       1,962,172   2012
                                      13.54             12.78       2,517,257   2011
                                      12.59             13.54       2,353,945   2010
                                      10.63             12.59       2,447,121   2009
                                      13.51             10.63       2,490,847   2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $16.97            $21.48              --   2017
                                      16.11             16.97              --   2016
                                      16.04             16.11              --   2015
                                      14.37             16.04              --   2014
                                      10.98             14.37              --   2013
                                       9.77             10.98              --   2012
                                       9.74              9.77              --   2011
                                       8.64              9.74              --   2010
                                       6.97              8.64              --   2009
                                      12.04              6.97              --   2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.67            $12.05          37,362   2017
                                      10.00              9.67          50,838   2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.41            $13.56         188,540   2017
                                      10.00             10.41          19,104   2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.19            $12.35          77,070   2017
                                      11.43             12.19          86,103   2016
                                      11.78             11.43         108,816   2015
                                      11.96             11.78         249,133   2014
                                      11.76             11.96         266,010   2013
                                      11.19             11.76         225,266   2012
                                      11.13             11.19           1,801   2011
                                      10.42             11.13           4,118   2010
                                       7.37             10.42         202,458   2009
                                      10.33              7.37         239,994   2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $17.29            $18.05           2,480   2017
                                      15.41             17.29           3,201   2016
                                      16.18             15.41           3,943   2015
                                      16.12             16.18           4,267   2014
                                      15.42             16.12           6,755   2013
                                      13.78             15.42           8,215   2012
                                      13.40             13.78           9,293   2011
                                      11.96             13.40          12,154   2010
                                       8.01             11.96          13,800   2009
                                      11.07              8.01          17,732   2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $17.52            $21.97             595   2017
                                                                         17.30             17.52             971   2016
                                                                         16.64             17.30           1,134   2015
                                                                         15.52             16.64           2,680   2014
                                                                         11.34             15.52           6,183   2013
                                                                          9.90             11.34           8,105   2012
                                                                         11.68              9.90         287,551   2011
                                                                         10.13             11.68         276,245   2010
                                                                          8.01             10.13         205,385   2009
                                                                         14.08              8.01         226,145   2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $14.44            $16.09          66,004   2017
                                                                         14.33             14.44         110,777   2016
                                                                         14.64             14.33         114,451   2015
                                                                         14.16             14.64         117,805   2014
                                                                         12.54             14.16         148,127   2013
                                                                         11.40             12.54         170,078   2012
                                                                         11.98             11.40         239,676   2011
                                                                         10.73             11.98         281,736   2010
                                                                          8.51             10.73         318,429   2009
                                                                         12.22              8.51         399,192   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.32            $17.43         400,280   2017
                                                                         14.62             15.32         444,562   2016
                                                                         14.87             14.62         524,833   2015
                                                                         13.80             14.87         585,204   2014
                                                                         11.81             13.80         712,268   2013
                                                                         10.50             11.81         857,237   2012
                                                                         11.15             10.50         852,229   2011
                                                                          9.67             11.15         897,115   2010
                                                                          7.13              9.67       1,040,511   2009
                                                                         11.06              7.13       1,028,267   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.03            $21.47         113,603   2017
                                                                         17.08             18.03          91,496   2016
                                                                         17.37             17.08         438,897   2015
                                                                         15.88             17.37         517,671   2014
                                                                         12.38             15.88         686,046   2013
                                                                         10.88             12.38         954,388   2012
                                                                         11.43             10.88           3,985   2011
                                                                          9.98             11.43           6,508   2010
                                                                          7.52              9.98           7,240   2009
                                                                         13.40              7.52           6,203   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.60            $22.50              --   2017
                                                                         18.50             18.60              --   2016
                                                                         18.69             18.50              --   2015
                                                                         17.24             18.69              --   2014
                                                                         12.73             17.24              --   2013
                                                                         10.63             12.73              --   2012
                                                                         11.17             10.63              --   2011
                                                                          9.66             11.17              --   2010
                                                                          7.26              9.66              --   2009
                                                                         12.64              7.26              --   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $15.99            $17.64         95,838    2017
                                                                  13.87             15.99         19,800    2016
                                                                  14.78             13.87        249,410    2015
                                                                  13.91             14.78        278,920    2014
                                                                  11.11             13.91        391,565    2013
                                                                   9.69             11.11        528,087    2012
                                                                   9.83              9.69         63,923    2011
                                                                   8.73              9.83         78,255    2010
                                                                   6.86              8.73         88,585    2009
                                                                  12.25              6.86        107,926    2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.82            $20.36             --    2017
                                                                  15.71             17.82             --    2016
                                                                  16.46             15.71             --    2015
                                                                  15.24             16.46             --    2014
                                                                  11.68             15.24             --    2013
                                                                  10.08             11.68             --    2012
                                                                  10.16             10.08             --    2011
                                                                   9.05             10.16             --    2010
                                                                   7.27              9.05             --    2009
                                                                  12.78              7.27             --    2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.94            $20.95          1,013    2017
                                                                  16.26             15.94          2,021    2016
                                                                  15.76             16.26        191,636    2015
                                                                  14.37             15.76         94,130    2014
                                                                  10.67             14.37        114,915    2013
                                                                  10.00             10.67        168,260    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $17.53            $23.16          5,430    2017
                                                                  17.80             17.53          9,637    2016
                                                                  17.00             17.80         10,805    2015
                                                                  15.64             17.00         20,454    2014
                                                                  11.74             15.64         27,903    2013
                                                                  10.47             11.74         37,599    2012
                                                                  10.70             10.47         54,226    2011
                                                                   8.82             10.70         65,048    2010
                                                                   7.03              8.82         80,981    2009
                                                                  13.63              7.03         85,160    2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.14            $12.36        539,663    2017
                                                                  11.86             12.14        608,306    2016
                                                                  12.21             11.86        630,144    2015
                                                                  11.80             12.21        432,119    2014
                                                                  12.31             11.80        560,182    2013
                                                                  11.90             12.31        665,401    2012
                                                                  11.35             11.90          3,342    2011
                                                                  10.77             11.35         11,406    2010
                                                                   9.52             10.77          6,634    2009
                                                                  10.07              9.52          3,288    2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.35            $22.85        118,002    2017
                                                                  17.65             19.35        151,043    2016
                                                                  18.32             17.65        160,471    2015
                                                                  17.64             18.32        308,215    2014
                                                                  13.25             17.64        315,907    2013
                                                                  11.81             13.25        453,250    2012
                                                                  13.52             11.81         57,448    2011
                                                                  10.74             13.52         72,533    2010
                                                                   7.84             10.74         92,358    2009
                                                                  13.26              7.84        127,160    2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $17.18            $20.04              --   2017
                                                                         16.05             17.18              --   2016
                                                                         16.93             16.05              --   2015
                                                                         16.23             16.93              --   2014
                                                                         12.72             16.23              --   2013
                                                                         10.22             12.72              --   2012
                                                                         11.47             10.22              --   2011
                                                                          9.27             11.47              --   2010
                                                                          6.02              9.27              --   2009
                                                                         12.62              6.02              --   2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.61            $12.73          58,790   2017
                                                                         10.47             11.61          68,956   2016
                                                                         11.40             10.47          85,291   2015
                                                                         11.31             11.40         114,000   2014
                                                                          9.33             11.31         158,673   2013
                                                                          8.26              9.33         196,185   2012
                                                                          8.57              8.26         246,239   2011
                                                                          7.93              8.57         266,630   2010
                                                                          6.22              7.93         314,533   2009
                                                                          9.90              6.22         252,785   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.17            $16.30       3,317,459   2017
                                                                         13.59             15.17       3,966,960   2016
                                                                         14.92             13.59       4,911,063   2015
                                                                         14.56             14.92       5,806,252   2014
                                                                         13.05             14.56       7,031,191   2013
                                                                         11.83             13.05       8,628,720   2012
                                                                         11.79             11.83      10,811,811   2011
                                                                         10.68             11.79      12,917,098   2010
                                                                          8.04             10.68      14,840,179   2009
                                                                         11.68              8.04      17,856,932   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $15.37            $16.31           1,572   2017
                                                                         13.52             15.37           1,936   2016
                                                                         14.52             13.52           2,573   2015
                                                                         13.83             14.52           4,255   2014
                                                                         11.01             13.83           8,474   2013
                                                                          9.84             11.01          10,145   2012
                                                                         10.15              9.84         293,796   2011
                                                                          9.32             10.15         320,493   2010
                                                                          7.55              9.32         554,815   2009
                                                                         12.26              7.55         590,745   2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.92            $12.67              --   2017
                                                                         10.17             10.92              --   2016
                                                                         11.10             10.17              --   2015
                                                                         11.66             11.10              --   2014
                                                                          9.10             11.66              --   2013
                                                                          7.67              9.10              --   2012
                                                                          8.42              7.67              --   2011
                                                                          8.01              8.42              --   2010
                                                                          6.23              8.01              --   2009
                                                                         11.04              6.23              --   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.13            $ 8.99         383,001   2017
                                                                         9.32              9.13         384,685   2016
                                                                         9.51              9.32         592,645   2015
                                                                         9.71              9.51         475,533   2014
                                                                         9.92              9.71         528,587   2013
                                                                        10.00              9.92         645,177   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $17.92            $19.49           9,146   2017
                                                                        16.11             17.92          10,608   2016
                                                                        18.12             16.11          14,490   2015
                                                                        16.29             18.12          17,616   2014
                                                                        12.52             16.29          22,597   2013
                                                                        10.79             12.52          31,693   2012
                                                                        11.76             10.79          41,050   2011
                                                                         9.61             11.76          54,547   2010
                                                                         7.37              9.61          68,989   2009
                                                                        11.95              7.37          81,478   2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.99            $20.81         334,868   2017
                                                                        17.60             17.99         402,825   2016
                                                                        17.90             17.60         503,484   2015
                                                                        16.88             17.90         557,821   2014
                                                                        14.38             16.88         610,798   2013
                                                                        12.95             14.38         767,753   2012
                                                                        13.05             12.95         989,045   2011
                                                                        12.32             13.05       1,073,273   2010
                                                                        10.02             12.32       1,168,761   2009
                                                                        12.18             10.02         993,597   2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $20.19            $25.71           1,147   2017
                                                                        20.22             20.19          78,384   2016
                                                                        18.44             20.22          93,386   2015
                                                                        17.36             18.44         122,476   2014
                                                                        13.54             17.36         145,452   2013
                                                                        11.16             13.54         202,487   2012
                                                                        12.24             11.16         173,233   2011
                                                                        11.74             12.24         179,944   2010
                                                                         8.21             11.74         534,531   2009
                                                                        15.05              8.21         662,410   2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.43            $22.08           4,757   2017
                                                                        19.65             19.43           5,247   2016
                                                                        20.46             19.65           5,585   2015
                                                                        17.40             20.46           5,992   2014
                                                                        12.05             17.40           9,359   2013
                                                                        10.39             12.05          15,345   2012
                                                                        10.38             10.39          19,667   2011
                                                                         8.50             10.38          32,327   2010
                                                                         6.47              8.50          38,187   2009
                                                                        11.11              6.47          53,294   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.21            $16.57          98,811   2017
                                                                        12.64             14.21         110,086   2016
                                                                        13.50             12.64         123,634   2015
                                                                        12.15             13.50         213,577   2014
                                                                         9.87             12.15         273,440   2013
                                                                         8.83              9.87         297,114   2012
                                                                         8.37              8.83         372,413   2011
                                                                         7.62              8.37         424,120   2010
                                                                         6.35              7.62         502,780   2009
                                                                         9.96              6.35         496,875   2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.44            $11.75           7,302   2017
                                                                         9.44             10.44           8,193   2016
                                                                         9.92              9.44           9,769   2015
                                                                        10.00              9.92          14,963   2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.78            $21.43              --   2017
                                                                        16.76             17.78              --   2016
                                                                        17.12             16.76              --   2015
                                                                        15.78             17.12              --   2014
                                                                        12.23             15.78              --   2013
                                                                        10.51             12.23              --   2012
                                                                        10.99             10.51              --   2011
                                                                        10.12             10.99              --   2010
                                                                         8.17             10.12              --   2009
                                                                        12.49              8.17              --   2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $19.67            $24.34           4,433   2017
                                                                        18.46             19.67           6,082   2016
                                                                        19.25             18.46           7,174   2015
                                                                        21.25             19.25           8,388   2014
                                                                        15.36             21.25           9,787   2013
                                                                        12.97             15.36          12,939   2012
                                                                        14.80             12.97          14,735   2011
                                                                        11.11             14.80          16,550   2010
                                                                         6.96             11.11          22,774   2009
                                                                        11.76              6.96          34,457   2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.77            $16.21         509,861   2017
                                                                        13.86             14.77         603,833   2016
                                                                        14.23             13.86         660,003   2015
                                                                        13.43             14.23         758,684   2014
                                                                        11.54             13.43         836,139   2013
                                                                        10.62             11.54       1,004,489   2012
                                                                        10.68             10.62       1,259,523   2011
                                                                         9.94             10.68       1,489,497   2010
                                                                         8.62              9.94       1,595,277   2009
                                                                        11.33              8.62       1,584,579   2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $19.33            $21.67              --   2017
                                                                        17.74             19.33              --   2016
                                                                        21.24             17.74              --   2015
                                                                        19.28             21.24              --   2014
                                                                        16.38             19.28              --   2013
                                                                        14.77             16.38           1,802   2012
                                                                        14.16             14.77             379   2011
                                                                        12.73             14.16             687   2010
                                                                         9.78             12.73           1,160   2009
                                                                        16.06              9.78           4,001   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.04            $12.60           5,911   2017
                                                                           9.68             10.04           9,717   2016
                                                                          10.00              9.68          11,179   2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.87            $18.43              --   2017
                                                                          15.56             14.87              --   2016
                                                                          15.38             15.56              --   2015
                                                                          13.64             15.38              --   2014
                                                                          10.76             13.64              --   2013
                                                                           9.65             10.76              --   2012
                                                                           9.99              9.65              --   2011
                                                                           9.35              9.99              --   2010
                                                                           6.62              9.35              --   2009
                                                                          12.44              6.62              --   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.28            $10.97         215,437   2017
                                                                          10.00             10.28         265,395   2016
                                                                          10.15             10.00         305,804   2015
                                                                           9.59             10.15         378,650   2014
                                                                           8.68              9.59         511,126   2013
                                                                           7.90              8.68         619,181   2012
                                                                           8.04              7.90         766,984   2011
                                                                           7.28              8.04         981,162   2010
                                                                           6.11              7.28       1,017,030   2009
                                                                          11.07              6.11       1,118,116   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $14.34            $18.05              --   2017
                                                                          14.34             14.34              --   2016
                                                                          13.77             14.34              --   2015
                                                                          13.32             13.77              --   2014
                                                                          10.03             13.32              --   2013
                                                                           8.81             10.03              --   2012
                                                                           8.92              8.81              --   2011
                                                                           7.16              8.92              --   2010
                                                                           5.53              7.16              --   2009
                                                                          11.12              5.53              --   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $15.03            $20.07          95,412   2017
                                                                          15.36             15.03         104,630   2016
                                                                          15.13             15.36         162,320   2015
                                                                          15.14             15.13         194,399   2014
                                                                          12.17             15.14         166,487   2013
                                                                          10.27             12.17         224,885   2012
                                                                          11.46             10.27         277,243   2011
                                                                          10.11             11.46         279,273   2010
                                                                           7.41             10.11         304,868   2009
                                                                          12.68              7.41         365,513   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.54            $20.04         239,189   2017
                                                                          16.09             17.54         300,830   2016
                                                                          15.93             16.09         236,351   2015
                                                                          14.73             15.93         287,711   2014
                                                                          11.44             14.73         356,287   2013
                                                                          10.02             11.44         494,923   2012
                                                                          10.26             10.02       1,145,252   2011
                                                                           9.04             10.26       1,252,324   2010
                                                                           7.21              9.04         796,956   2009
                                                                          12.00              7.21         881,464   2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $19.82            $22.12          74,020   2017
                                                                              17.19             19.82          91,502   2016
                                                                              18.69             17.19         159,719   2015
                                                                              17.09             18.69         180,415   2014
                                                                              12.41             17.09         319,694   2013
                                                                              10.77             12.41         481,652   2012
                                                                              11.26             10.77         580,382   2011
                                                                               9.34             11.26         638,334   2010
                                                                               6.97              9.34         204,089   2009
                                                                              11.47              6.97         253,679   2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.69            $14.09              --   2017
                                                                              11.47             12.69              --   2016
                                                                              12.90             11.47              --   2015
                                                                              13.11             12.90              --   2014
                                                                              13.37             13.11              --   2013
                                                                              11.89             13.37              --   2012
                                                                              11.91             11.89              --   2011
                                                                              10.76             11.91              --   2010
                                                                               9.04             10.76              --   2009
                                                                              10.98              9.04           3,774   2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.93            $16.63          71,224   2017
                                                                              14.46             15.93          82,553   2016
                                                                              15.01             14.46         235,694   2015
                                                                              14.83             15.01         176,418   2014
                                                                              14.32             14.83         145,164   2013
                                                                              12.79             14.32         163,244   2012
                                                                              12.63             12.79         270,436   2011
                                                                              11.27             12.63         319,654   2010
                                                                               8.20             11.27         259,752   2009
                                                                              10.95              8.20         321,805   2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.89            $16.96          60,869   2017
                                                                              16.11             15.89          71,547   2016
                                                                              16.68             16.11           5,974   2015
                                                                              13.73             16.68           7,008   2014
                                                                              16.11             13.73          10,603   2013
                                                                              15.75             16.11           9,404   2012
                                                                              12.58             15.75          12,220   2011
                                                                              11.50             12.58          28,068   2010
                                                                              12.28             11.50         207,778   2009
                                                                              10.69             12.28         190,613   2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.57            $11.49         191,697   2017
                                                                              11.65             11.57         212,880   2016
                                                                              11.85             11.65         407,000   2015
                                                                              12.00             11.85         993,354   2014
                                                                              12.27             12.00       1,043,750   2013
                                                                              11.83             12.27       1,112,412   2012
                                                                              11.95             11.83       1,227,732   2011
                                                                              11.58             11.95       1,455,221   2010
                                                                              10.44             11.58       1,810,299   2009
                                                                              10.70             10.44       1,754,845   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.89            $14.27        502,217    2017
                                                                 13.81             13.89        571,290    2016
                                                                 14.04             13.81        721,475    2015
                                                                 13.74             14.04        489,330    2014
                                                                 14.31             13.74        620,404    2013
                                                                 13.33             14.31        660,349    2012
                                                                 13.14             13.33        821,966    2011
                                                                 12.40             13.14        959,914    2010
                                                                 11.11             12.40        556,069    2009
                                                                 10.82             11.11        541,151    2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $17.01            $21.62          1,154    2017
                                                                 17.15             17.01          1,422    2016
                                                                 16.54             17.15          1,668    2015
                                                                 15.83             16.54          1,883    2014
                                                                 12.49             15.83          2,440    2013
                                                                 11.53             12.49          2,984    2012
                                                                 12.33             11.53          3,168    2011
                                                                 11.72             12.33          5,062    2010
                                                                  7.60             11.72          5,591    2009
                                                                 12.81              7.60          7,197    2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $18.32            $24.43          1,555    2017
                                                                 18.94             18.32          2,125    2016
                                                                 17.42             18.94          3,115    2015
                                                                 16.23             17.42          4,593    2014
                                                                 12.08             16.23          8,381    2013
                                                                 10.66             12.08         10,576    2012
                                                                 10.89             10.66         11,757    2011
                                                                  9.98             10.89         15,479    2010
                                                                  7.14              9.98         17,313    2009
                                                                 11.68              7.14         21,452    2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.12            $ 9.86        148,857    2017
                                                                  8.28             10.12        101,212    2016
                                                                 11.87              8.28         73,825    2015
                                                                 15.12             11.87         62,740    2014
                                                                 14.06             15.12         53,669    2013
                                                                 14.79             14.06         63,486    2012
                                                                 18.72             14.79          1,753    2011
                                                                 14.99             18.72          2,049    2010
                                                                  8.67             14.99         71,130    2009
                                                                 18.92              8.67        108,144    2008
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.62            $30.34             --    2017
                                                                 22.75             23.62             --    2016
                                                                 21.46             22.75             --    2015
                                                                 18.66             21.46             --    2014
                                                                 14.15             18.66             --    2013
                                                                 12.37             14.15             --    2012
                                                                 12.36             12.37             --    2011
                                                                 10.65             12.36             --    2010
                                                                  7.15             10.65             --    2009
                                                                 12.57              7.15             --    2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.58            $11.71          6,273    2017
                                                                11.48             11.58          6,604    2016
                                                                11.77             11.48          9,291    2015
                                                                11.43             11.77         10,360    2014
                                                                11.83             11.43         11,260    2013
                                                                11.42             11.83         11,084    2012
                                                                10.88             11.42         13,536    2011
                                                                10.33             10.88         19,186    2010
                                                                 9.77             10.33         20,544    2009
                                                                10.51              9.77         18,928    2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.44            $23.18             --    2017
                                                                18.37             18.44             --    2016
                                                                18.16             18.37             --    2015
                                                                16.25             18.16             --    2014
                                                                12.30             16.25             --    2013
                                                                10.39             12.30             --    2012
                                                                10.56             10.39             --    2011
                                                                 9.66             10.56             --    2010
                                                                 7.11              9.66             --    2009
                                                                11.46              7.11             --    2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $21.22            $22.01         43,288    2017
                                                                20.06             21.22         50,249    2016
                                                                19.59             20.06         62,924    2015
                                                                15.16             19.59         75,477    2014
                                                                15.09             15.16        158,212    2013
                                                                13.19             15.09         60,588    2012
                                                                12.26             13.19         73,481    2011
                                                                 9.70             12.26         88,395    2010
                                                                 7.30              9.70        107,072    2009
                                                                11.65              7.30        131,018    2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $18.14            $21.59            122    2017
                                                                16.59             18.14            143    2016
                                                                16.76             16.59            171    2015
                                                                15.11             16.76            188    2014
                                                                11.69             15.11            486    2013
                                                                10.31             11.69            596    2012
                                                                10.35             10.31          6,022    2011
                                                                 9.20             10.35          2,803    2010
                                                                 7.44              9.20          2,771    2009
                                                                12.13              7.44          2,747    2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $19.85            $21.92          4,205    2017
                                                                16.38             19.85          5,304    2016
                                                                17.44             16.38          7,126    2015
                                                                17.16             17.44         10,299    2014
                                                                12.80             17.16         13,522    2013
                                                                11.40             12.80         18,193    2012
                                                                11.29             11.40         27,947    2011
                                                                 9.04             11.29         36,512    2010
                                                                 7.05              9.04         45,926    2009
                                                                11.54              7.05         51,860    2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $13.69            $15.50       2,085,323   2017
                                                       13.14             13.69       2,695,063   2016
                                                       13.57             13.14       3,181,385   2015
                                                       13.15             13.57       3,900,241   2014
                                                       11.68             13.15       4,630,031   2013
                                                       10.60             11.68       5,454,867   2012
                                                       11.14             10.60       6,904,460   2011
                                                       10.37             11.14       7,859,141   2010
                                                        8.76             10.37       9,129,292   2009
                                                       12.65              8.76      10,066,588   2008
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $12.25            $13.83       4,800,112   2017
                                                       11.79             12.25       5,682,378   2016
                                                       12.20             11.79       6,827,170   2015
                                                       11.85             12.20       8,149,908   2014
                                                       10.56             11.85       9,610,320   2013
                                                        9.60             10.56      11,747,555   2012
                                                       10.12              9.60      13,758,448   2011
                                                        9.44             10.12      15,282,878   2010
                                                        8.00              9.44      16,945,311   2009
                                                       11.56              8.00      18,095,038   2008
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $17.40            $20.44              --   2017
                                                       16.25             17.40              --   2016
                                                       16.98             16.25              --   2015
                                                       15.37             16.98              --   2014
                                                       11.72             15.37              --   2013
                                                       10.33             11.72              --   2012
                                                       10.86             10.33              --   2011
                                                       10.06             10.86              --   2010
                                                        7.80             10.06              --   2009
                                                       12.46              7.80              --   2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.69            $24.64              --   2017
                                                       18.98             18.69              --   2016
                                                       19.12             18.98              --   2015
                                                       18.79             19.12              --   2014
                                                       13.72             18.79              --   2013
                                                       11.63             13.72              --   2012
                                                       12.57             11.63              --   2011
                                                       10.00             12.57              --   2010
-----------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.40            $14.13          98,388   2017
                                                            12.05             12.40         100,961   2016
                                                            12.07             12.05         123,067   2015
                                                            11.43             12.07         115,678   2014
                                                             9.98             11.43          69,891   2013
                                                             8.93              9.98          80,605   2012
                                                             9.35              8.93          72,277   2011
                                                             8.60              9.35          82,933   2010
                                                             7.01              8.60          86,826   2009
                                                            10.19              7.01          59,873   2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.74            $22.48          34,063   2017
                                                            17.13             16.74          35,775   2016
                                                            16.94             17.13          55,495   2015
                                                            16.40             16.94          66,753   2014
                                                            13.54             16.40          86,765   2013
                                                            12.13             13.54          95,822   2012
                                                            16.07             12.13         112,722   2011
                                                            13.75             16.07         148,449   2010
                                                             9.11             13.75         181,350   2009
                                                            17.60              9.11         142,751   2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $24.09            $28.15         209,950   2017
                                                            22.00             24.09         201,381   2016
                                                            22.01             22.00         252,226   2015
                                                            20.44             22.01         318,394   2014
                                                            15.41             20.44         387,200   2013
                                                            13.34             15.41         489,877   2012
                                                            12.76             13.34         626,142   2011
                                                            11.48             12.76         783,528   2010
                                                             9.68             11.48         926,988   2009
                                                            16.56              9.68       1,048,723   2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.33            $12.73         359,466   2017
                                                            10.56             10.33         680,481   2016
                                                            10.47             10.56         679,651   2015
                                                            11.36             10.47         738,772   2014
                                                             9.39             11.36         848,227   2013
                                                             8.34              9.39       1,277,686   2012
                                                            10.51              8.34       1,311,744   2011
                                                            10.22             10.51       1,396,236   2010
                                                             7.72             10.22       1,732,285   2009
                                                            16.77              7.72       1,870,729   2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $24.06            $31.22         318,418   2017
                                                            23.85             24.06         329,904   2016
                                                            21.83             23.85         368,756   2015
                                                            19.46             21.83         104,547   2014
                                                            14.41             19.46         110,903   2013
                                                            12.53             14.41         114,755   2012
                                                            13.21             12.53         164,656   2011
                                                            12.21             13.21         193,000   2010
                                                             9.03             12.21         217,282   2009
                                                            15.23              9.03         259,952   2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $17.34            $22.86          86,410   2017
                                                                        16.56             17.34          87,307   2016
                                                                        17.07             16.56         112,328   2015
                                                                        17.69             17.07         478,651   2014
                                                                        12.35             17.69         644,865   2013
                                                                        10.92             12.35         492,685   2012
                                                                        10.63             10.92         718,422   2011
                                                                         7.90             10.63         755,001   2010
                                                                         5.67              7.90         160,123   2009
                                                                        10.59              5.67         157,636   2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.74            $18.50         658,287   2017
                                                                        14.63             14.74         102,504   2016
                                                                        14.13             14.63         106,355   2015
                                                                        13.23             14.13         114,336   2014
                                                                         9.58             13.23         114,973   2013
                                                                        10.00              9.58         122,884   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $23.29            $29.16          71,748   2017
                                                                        23.17             23.29          73,193   2016
                                                                        22.44             23.17          83,642   2015
                                                                        21.05             22.44         103,498   2014
                                                                        15.28             21.05         127,797   2013
                                                                        13.67             15.28         147,260   2012
                                                                        14.82             13.67         161,201   2011
                                                                        12.58             14.82         194,748   2010
                                                                         7.71             12.58         234,468   2009
                                                                        15.37              7.71         245,240   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $25.86            $29.96         343,733   2017
                                                                        22.43             25.86         579,048   2016
                                                                        24.26             22.43         481,943   2015
                                                                        22.56             24.26         628,027   2014
                                                                        16.88             22.56         713,358   2013
                                                                        14.40             16.88         857,966   2012
                                                                        14.93             14.40       1,074,202   2011
                                                                        13.09             14.93       1,323,006   2010
                                                                        10.35             13.09       1,811,655   2009
                                                                        16.35             10.35       2,127,948   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.39            $18.28         306,365   2017
                                                                        15.08             16.39         374,832   2016
                                                                        16.24             15.08          30,285   2015
                                                                        15.24             16.24         160,258   2014
                                                                        11.96             15.24          37,411   2013
                                                                        10.66             11.96          38,903   2012
                                                                        10.82             10.66          44,517   2011
                                                                        10.02             10.82          78,416   2010
                                                                         7.93             10.02         101,057   2009
                                                                        11.52              7.93         116,238   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.30            $16.71          59,441   2017
                                                                        13.52             15.30          62,575   2016
                                                                        14.08             13.52          70,140   2015
                                                                        13.14             14.08          83,159   2014
                                                                        10.68             13.14          87,746   2013
                                                                         9.64             10.68          59,087   2012
                                                                         9.91              9.64          59,240   2011
                                                                         8.97              9.91          59,109   2010
                                                                         7.43              8.97          68,114   2009
                                                                         9.76              7.43          47,256   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $17.10            $20.68         288,293   2017
                                                                               17.47             17.10         294,411   2016
                                                                               18.20             17.47         436,511   2015
                                                                               18.45             18.20         429,272   2014
                                                                               15.77             18.45         499,017   2013
                                                                               13.89             15.77         549,154   2012
                                                                               15.15             13.89         760,948   2011
                                                                               13.65             15.15       1,265,180   2010
                                                                               10.27             13.65       1,022,699   2009
                                                                               17.52             10.27       1,131,676   2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $18.43            $21.29         131,137   2017
                                                                               15.86             18.43         157,987   2016
                                                                               18.01             15.86         171,782   2015
                                                                               17.18             18.01         184,006   2014
                                                                               13.08             17.18         218,416   2013
                                                                               11.28             13.08         260,164   2012
                                                                               11.85             11.28         317,181   2011
                                                                               11.24             11.85         407,103   2010
                                                                                7.72             11.24         494,184   2009
                                                                               16.29              7.72         532,826   2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.43            $12.70         220,172   2017
                                                                               12.08             12.43         256,785   2016
                                                                               12.57             12.08         183,802   2015
                                                                               12.34             12.57         504,241   2014
                                                                               13.69             12.34         647,715   2013
                                                                               12.93             13.69         787,136   2012
                                                                               11.74             12.93         750,679   2011
                                                                               11.34             11.74         837,777   2010
                                                                               10.44             11.34       1,384,226   2009
                                                                               10.76             10.44         957,286   2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.41            $24.02          69,074   2017
                                                                               17.61             21.41          92,677   2016
                                                                               19.17             17.61         120,265   2015
                                                                               18.51             19.17         158,860   2014
                                                                               13.22             18.51         180,702   2013
                                                                               11.84             13.22         409,640   2012
                                                                               12.34             11.84         390,311   2011
                                                                                9.76             12.34         421,016   2010
                                                                                7.73              9.76         198,288   2009
                                                                               13.12              7.73         206,766   2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $19.82            $21.10         162,017   2017
                                                                               17.08             19.82         263,735   2016
                                                                               18.47             17.08         164,872   2015
                                                                               17.10             18.47         208,170   2014
                                                                               12.60             17.10         232,879   2013
                                                                               11.24             12.60         269,853   2012
                                                                               11.73             11.24         307,534   2011
                                                                               10.58             11.73         328,909   2010
                                                                                8.20             10.58         335,563   2009
                                                                               13.19              8.20         415,572   2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $17.34            $19.43         923,922   2017
                                      16.95             17.34       1,101,252   2016
                                      17.37             16.95       1,261,460   2015
                                      17.29             17.37       1,432,434   2014
                                      15.34             17.29       1,683,190   2013
                                      14.15             15.34       1,911,127   2012
                                      14.90             14.15       2,345,813   2011
                                      13.78             14.90       2,689,797   2010
                                      11.56             13.78       2,702,947   2009
                                      14.61             11.56       1,963,533   2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $19.76            $25.17          32,787   2017
                                      18.64             19.76          27,462   2016
                                      18.46             18.64          51,481   2015
                                      16.43             18.46          92,455   2014
                                      12.48             16.43         100,672   2013
                                      11.03             12.48         109,970   2012
                                      10.94             11.03         140,252   2011
                                       9.64             10.94         140,985   2010
                                       7.73              9.64         138,616   2009
                                      13.27              7.73         138,614   2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.71            $12.17         450,596   2017
                                      10.00              9.71         549,135   2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.45            $13.70         716,892   2017
                                      10.00             10.45         633,664   2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $13.66            $13.93       1,059,139   2017
                                      12.72             13.66       1,163,367   2016
                                      13.04             12.72         977,134   2015
                                      13.16             13.04         775,011   2014
                                      12.86             13.16         924,989   2013
                                      12.16             12.86         819,444   2012
                                      12.03             12.16         744,903   2011
                                      11.18             12.03         920,967   2010
                                       7.86             11.18       1,250,080   2009
                                      10.95              7.86       1,347,831   2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $22.00            $23.11         164,858   2017
                                      19.49             22.00         197,191   2016
                                      20.33             19.49         224,866   2015
                                      20.14             20.33         585,596   2014
                                      19.15             20.14         693,993   2013
                                      17.00             19.15         936,138   2012
                                      16.44             17.00         832,408   2011
                                      14.59             16.44         928,019   2010
                                       9.71             14.59         773,829   2009
                                      13.33              9.71         584,746   2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $28.98            $36.55         224,859   2017
                                      28.44             28.98         274,346   2016
                                      27.18             28.44         330,647   2015
                                      25.20             27.18         369,070   2014
                                      18.31             25.20         440,194   2013
                                      15.88             18.31         530,060   2012
                                      18.62             15.88         840,132   2011
                                      16.05             18.62         934,818   2010
                                      12.61             16.05       1,048,150   2009
                                      22.03             12.61       1,123,431   2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.86            $17.77          46,733   2017
                                                                         15.64             15.86          93,882   2016
                                                                         15.88             15.64         125,262   2015
                                                                         15.27             15.88         204,834   2014
                                                                         13.44             15.27         220,737   2013
                                                                         12.15             13.44         256,362   2012
                                                                         12.68             12.15         272,594   2011
                                                                         11.29             12.68         326,559   2010
                                                                          8.90             11.29         339,149   2009
                                                                         12.70              8.90         336,189   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.35            $18.71         434,145   2017
                                                                         15.51             16.35         470,619   2016
                                                                         15.68             15.51         489,818   2015
                                                                         14.46             15.68         446,914   2014
                                                                         12.30             14.46         804,465   2013
                                                                         10.87             12.30         541,032   2012
                                                                         11.47             10.87         950,174   2011
                                                                          9.88             11.47         799,189   2010
                                                                          7.25              9.88         703,424   2009
                                                                         11.17              7.25         551,645   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $29.18            $34.97       1,082,950   2017
                                                                         27.49             29.18       1,197,530   2016
                                                                         27.77             27.49       1,349,235   2015
                                                                         25.24             27.77       1,595,238   2014
                                                                         19.56             25.24       2,063,640   2013
                                                                         17.09             19.56       2,301,863   2012
                                                                         17.84             17.09       2,264,001   2011
                                                                         15.48             17.84       2,580,207   2010
                                                                         11.59             15.48       2,822,666   2009
                                                                         20.53             11.59       3,142,450   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.77            $31.37          35,959   2017
                                                                         25.47             25.77          39,007   2016
                                                                         25.59             25.47          45,977   2015
                                                                         23.46             25.59          53,364   2014
                                                                         17.22             23.46          44,483   2013
                                                                         14.29             17.22          47,073   2012
                                                                         14.92             14.29          46,650   2011
                                                                         12.83             14.92          62,412   2010
                                                                          9.59             12.83          71,331   2009
                                                                         16.59              9.59          98,608   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $23.33            $25.90         461,450   2017
                                                                         20.11             23.33         465,734   2016
                                                                         21.31             20.11         694,980   2015
                                                                         19.94             21.31         813,647   2014
                                                                         15.83             19.94       1,153,588   2013
                                                                         13.72             15.83       1,221,185   2012
                                                                         13.83             13.72         881,578   2011
                                                                         12.21             13.83       1,120,927   2010
                                                                          9.54             12.21       1,384,669   2009
                                                                         16.93              9.54       1,512,013   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $22.76            $26.16         134,374   2017
                                                                  19.94             22.76         122,938   2016
                                                                  20.76             19.94         152,040   2015
                                                                  19.11             20.76         197,396   2014
                                                                  14.55             19.11         256,698   2013
                                                                  12.49             14.55         230,747   2012
                                                                  12.50             12.49         242,599   2011
                                                                  11.08             12.50         297,301   2010
                                                                   8.85             11.08         340,531   2009
                                                                  15.45              8.85         401,346   2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.43            $21.72          41,500   2017
                                                                  16.66             16.43          53,600   2016
                                                                  16.05             16.66         266,830   2015
                                                                  14.54             16.05         153,757   2014
                                                                  10.73             14.54         207,670   2013
                                                                  10.00             10.73         262,173   2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $23.45            $31.15         219,325   2017
                                                                  23.66             23.45         145,860   2016
                                                                  22.46             23.66         356,757   2015
                                                                  20.53             22.46         386,044   2014
                                                                  15.32             20.53         421,581   2013
                                                                  13.58             15.32         275,224   2012
                                                                  13.79             13.58         263,824   2011
                                                                  11.30             13.79         370,679   2010
                                                                   8.96             11.30         449,176   2009
                                                                  17.25              8.96         532,362   2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.87            $13.20         628,508   2017
                                                                  12.50             12.87         798,888   2016
                                                                  12.80             12.50         837,121   2015
                                                                  12.29             12.80         695,718   2014
                                                                  12.74             12.29         887,429   2013
                                                                  12.24             12.74       1,094,480   2012
                                                                  11.60             12.24         234,902   2011
                                                                  10.95             11.60         193,335   2010
                                                                   9.62             10.95         241,209   2009
                                                                  10.11              9.62         154,215   2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $38.63            $45.89         415,201   2017
                                                                  35.02             38.63         642,749   2016
                                                                  36.12             35.02         504,944   2015
                                                                  34.57             36.12         663,955   2014
                                                                  25.82             34.57         883,515   2013
                                                                  22.87             25.82         982,426   2012
                                                                  26.03             22.87         887,367   2011
                                                                  20.54             26.03       1,144,974   2010
                                                                  14.92             20.54       1,326,603   2009
                                                                  25.06             14.92       1,450,255   2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $19.44            $22.81          59,318   2017
                                                                  18.05             19.44          65,990   2016
                                                                  18.92             18.05          79,210   2015
                                                                  18.02             18.92         279,861   2014
                                                                  14.05             18.02         321,440   2013
                                                                  11.22             14.05          89,399   2012
                                                                  12.52             11.22         102,059   2011
                                                                  10.05             12.52         124,919   2010
                                                                   6.49             10.05         168,558   2009
                                                                  13.52              6.49         134,999   2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.29            $13.56         183,358   2017
                                                                         11.02             12.29         288,029   2016
                                                                         11.92             11.02         345,603   2015
                                                                         11.76             11.92         388,206   2014
                                                                          9.64             11.76         431,928   2013
                                                                          8.48              9.64         418,459   2012
                                                                          8.74              8.48         443,490   2011
                                                                          8.05              8.74         517,751   2010
                                                                          6.27              8.05         643,059   2009
                                                                          9.92              6.27       2,131,570   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.02            $18.40         956,697   2017
                                                                         15.15             17.02       1,171,895   2016
                                                                         16.54             15.15       1,448,398   2015
                                                                         16.04             16.54       1,717,208   2014
                                                                         14.29             16.04       2,098,323   2013
                                                                         12.87             14.29       2,532,111   2012
                                                                         12.75             12.87       3,102,381   2011
                                                                         11.49             12.75       3,495,374   2010
                                                                          8.60             11.49       4,082,210   2009
                                                                         12.40              8.60       4,576,905   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $22.84            $24.39         192,228   2017
                                                                         19.97             22.84         208,189   2016
                                                                         21.32             19.97         234,906   2015
                                                                         20.19             21.32         289,803   2014
                                                                         15.97             20.19         323,329   2013
                                                                         14.19             15.97         375,427   2012
                                                                         14.55             14.19         687,303   2011
                                                                         13.28             14.55         774,211   2010
                                                                         10.69             13.28       1,009,197   2009
                                                                         17.24             10.69       1,011,078   2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.65            $13.61         220,153   2017
                                                                         10.79             11.65         232,295   2016
                                                                         11.70             10.79         248,540   2015
                                                                         12.22             11.70         288,127   2014
                                                                          9.48             12.22         321,669   2013
                                                                          7.94              9.48         371,727   2012
                                                                          8.67              7.94         461,553   2011
                                                                          8.19              8.67         519,402   2010
                                                                          6.34              8.19         567,124   2009
                                                                         11.15              6.34         696,619   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.38            $ 9.29       3,911,313   2017
                                                                          9.52              9.38       4,618,412   2016
                                                                          9.66              9.52       3,626,075   2015
                                                                          9.80              9.66       3,886,163   2014
                                                                          9.94              9.80       4,439,658   2013
                                                                         10.00              9.94       4,615,445   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.01            $23.00          88,506   2017
                                                                        18.78             21.01         288,783   2016
                                                                        21.00             18.78         126,963   2015
                                                                        18.76             21.00         304,048   2014
                                                                        14.32             18.76         221,668   2013
                                                                        12.27             14.32         192,312   2012
                                                                        13.30             12.27         234,203   2011
                                                                        10.79             13.30         273,070   2010
                                                                         8.23             10.79         297,155   2009
                                                                        13.26              8.23         372,932   2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.82            $26.57         378,801   2017
                                                                        22.19             22.82         417,620   2016
                                                                        22.43             22.19         545,428   2015
                                                                        21.03             22.43         700,582   2014
                                                                        17.81             21.03         704,922   2013
                                                                        15.94             17.81         644,239   2012
                                                                        15.96             15.94         708,928   2011
                                                                        14.98             15.96         946,495   2010
                                                                        12.10             14.98       1,174,728   2009
                                                                        14.63             12.10       1,189,762   2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.86            $39.53          75,157   2017
                                                                        30.71             30.86         143,146   2016
                                                                        27.84             30.71         361,108   2015
                                                                        26.05             27.84         211,157   2014
                                                                        20.19             26.05         313,586   2013
                                                                        16.54             20.19         395,919   2012
                                                                        18.04             16.54         453,479   2011
                                                                        17.19             18.04         555,152   2010
                                                                        11.95             17.19         924,862   2009
                                                                        21.77             11.95         915,092   2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $23.07            $29.75           8,464   2017
                                                                        25.10             23.07          11,383   2016
                                                                        27.92             25.10          15,075   2015
                                                                        32.24             27.92          19,389   2014
                                                                        28.62             32.24          24,030   2013
                                                                        25.66             28.62          27,620   2012
                                                                        38.48             25.66          48,063   2011
                                                                        31.24             38.48          66,850   2010
                                                                        17.70             31.24          92,686   2009
                                                                        37.60             17.70         112,695   2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $29.06            $33.22          77,510   2017
                                                                        29.21             29.06         119,099   2016
                                                                        30.23             29.21         280,299   2015
                                                                        25.55             30.23         331,241   2014
                                                                        17.59             25.55         183,570   2013
                                                                        15.07             17.59         131,800   2012
                                                                        14.97             15.07         169,166   2011
                                                                        12.18             14.97         153,879   2010
                                                                         9.21             12.18         197,620   2009
                                                                        15.72              9.21         228,902   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $15.08            $17.68        150,982    2017
                                                                        13.33             15.08        151,752    2016
                                                                        14.15             13.33         44,987    2015
                                                                        12.65             14.15         43,763    2014
                                                                        10.22             12.65         52,614    2013
                                                                         9.09             10.22         50,018    2012
                                                                         8.56              9.09         43,571    2011
                                                                         7.75              8.56         40,566    2010
                                                                         6.41              7.75         36,184    2009
                                                                        10.00              6.41         34,243    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.58            $11.97        278,896    2017
                                                                         9.50             10.58        287,782    2016
                                                                         9.92              9.50        558,014    2015
                                                                        10.00              9.92        587,785    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $24.43            $29.62         26,216    2017
                                                                        22.88             24.43         27,413    2016
                                                                        23.23             22.88         30,162    2015
                                                                        21.29             23.23         33,946    2014
                                                                        16.40             21.29         50,520    2013
                                                                        14.00             16.40         67,661    2012
                                                                        14.56             14.00         95,375    2011
                                                                        13.33             14.56        129,423    2010
                                                                        10.68             13.33        155,830    2009
                                                                        16.24             10.68        176,573    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $27.35            $34.05         71,000    2017
                                                                        25.51             27.35         78,658    2016
                                                                        26.45             25.51         90,379    2015
                                                                        29.02             26.45         98,841    2014
                                                                        20.85             29.02        124,671    2013
                                                                        17.50             20.85        147,093    2012
                                                                        19.84             17.50        255,072    2011
                                                                        14.81             19.84        301,040    2010
                                                                         9.22             14.81        295,325    2009
                                                                        15.47              9.22        320,249    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $19.31            $21.32        157,255    2017
                                                                        18.00             19.31        155,685    2016
                                                                        18.38             18.00        163,459    2015
                                                                        17.23             18.38        159,346    2014
                                                                        14.72             17.23        223,893    2013
                                                                        13.47             14.72        285,339    2012
                                                                        13.45             13.47        358,781    2011
                                                                        12.45             13.45        367,448    2010
                                                                        10.73             12.45        373,204    2009
                                                                        14.02             10.73        360,384    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $37.26            $42.04         71,083    2017
                                                                        33.99             37.26         88,749    2016
                                                                        40.46             33.99        105,715    2015
                                                                        36.50             40.46        127,185    2014
                                                                        30.81             36.50        160,154    2013
                                                                        27.62             30.81        202,668    2012
                                                                        26.31             27.62        250,559    2011
                                                                        23.52             26.31        297,287    2010
                                                                        17.96             23.52        382,637    2009
                                                                        29.31             17.96        513,501    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.15            $12.81         155,653   2017
                                                                           9.73             10.15         169,523   2016
                                                                          10.00              9.73         174,581   2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $20.11            $25.07          47,492   2017
                                                                          20.91             20.11          56,118   2016
                                                                          20.54             20.91          68,446   2015
                                                                          18.11             20.54          92,946   2014
                                                                          14.20             18.11         121,533   2013
                                                                          12.66             14.20         142,910   2012
                                                                          13.02             12.66         174,915   2011
                                                                          12.11             13.02         257,561   2010
                                                                           8.52             12.11         322,088   2009
                                                                          15.92              8.52         346,035   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $12.22            $13.13         129,827   2017
                                                                          11.82             12.22         136,570   2016
                                                                          11.92             11.82         176,397   2015
                                                                          11.20             11.92         179,690   2014
                                                                          10.07             11.20         218,726   2013
                                                                           9.12             10.07         267,237   2012
                                                                           9.22              9.12         336,572   2011
                                                                           8.30              9.22         397,013   2010
                                                                           6.93              8.30         460,147   2009
                                                                          12.46              6.93         462,888   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $22.48            $28.45         166,160   2017
                                                                          22.34             22.48         175,705   2016
                                                                          21.32             22.34         201,831   2015
                                                                          20.50             21.32          57,918   2014
                                                                          15.34             20.50          62,949   2013
                                                                          13.40             15.34          84,361   2012
                                                                          13.48             13.40          87,946   2011
                                                                          10.76             13.48          70,821   2010
                                                                           8.25             10.76          71,754   2009
                                                                          16.49              8.25          80,874   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $28.19            $37.88         377,273   2017
                                                                          28.65             28.19         391,149   2016
                                                                          28.04             28.65         772,731   2015
                                                                          27.88             28.04         881,897   2014
                                                                          22.28             27.88         989,848   2013
                                                                          18.69             22.28         755,258   2012
                                                                          20.73             18.69         956,489   2011
                                                                          18.18             20.73       1,187,536   2010
                                                                          13.24             18.18       1,289,445   2009
                                                                          22.52             13.24       1,412,755   2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $24.30            $27.93         332,361   2017
                                                                          22.15             24.30         432,625   2016
                                                                          21.80             22.15         378,987   2015
                                                                          20.04             21.80         499,153   2014
                                                                          15.47             20.04         627,250   2013
                                                                          13.46             15.47         802,319   2012
                                                                          13.70             13.46       1,385,701   2011
                                                                          12.01             13.70       1,600,757   2010
                                                                           9.52             12.01       1,260,347   2009
                                                                          15.74              9.52       1,286,827   2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $34.89            $39.16         197,667   2017
                                                                              30.08             34.89         329,909   2016
                                                                              32.50             30.08         311,817   2015
                                                                              29.54             32.50         508,211   2014
                                                                              21.32             29.54         734,512   2013
                                                                              18.38             21.32         733,359   2012
                                                                              19.11             18.38         894,911   2011
                                                                              15.76             19.11       1,034,117   2010
                                                                              11.68             15.76         978,316   2009
                                                                              19.12             11.68       1,003,722   2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.97            $15.61         112,878   2017
                                                                              12.55             13.97         172,847   2016
                                                                              14.03             12.55         215,046   2015
                                                                              14.17             14.03         265,955   2014
                                                                              14.36             14.17         347,259   2013
                                                                              12.69             14.36         469,134   2012
                                                                              12.64             12.69         481,393   2011
                                                                              11.35             12.64         447,899   2010
                                                                               9.48             11.35         247,200   2009
                                                                              11.44              9.48         277,340   2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $20.28            $21.31         269,615   2017
                                                                              18.30             20.28         334,308   2016
                                                                              18.88             18.30         544,884   2015
                                                                              18.54             18.88         878,514   2014
                                                                              17.79             18.54       1,001,875   2013
                                                                              15.80             17.79       1,242,132   2012
                                                                              15.51             15.80       1,312,732   2011
                                                                              13.75             15.51       1,490,940   2010
                                                                               9.95             13.75       2,218,628   2009
                                                                              13.19              9.95       1,752,757   2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.63            $20.00         137,408   2017
                                                                              18.78             18.63         194,886   2016
                                                                              19.32             18.78         138,866   2015
                                                                              15.81             19.32         187,459   2014
                                                                              18.43             15.81         238,736   2013
                                                                              17.91             18.43         377,761   2012
                                                                              14.21             17.91         420,107   2011
                                                                              12.92             14.21         582,307   2010
                                                                              13.71             12.92         896,022   2009
                                                                              11.86             13.71       1,330,521   2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.37            $12.36         387,441   2017
                                                                              12.38             12.37         506,470   2016
                                                                              12.52             12.38         780,579   2015
                                                                              12.60             12.52       1,544,994   2014
                                                                              12.80             12.60       1,911,611   2013
                                                                              12.27             12.80       2,465,982   2012
                                                                              12.32             12.27       2,491,080   2011
                                                                              11.87             12.32       2,547,698   2010
                                                                              10.63             11.87       2,775,056   2009
                                                                              10.83             10.63       2,401,019   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.67            $16.21       1,425,864   2017
                                                                 15.49             15.67       1,771,201   2016
                                                                 15.65             15.49       2,172,675   2015
                                                                 15.23             15.65       2,265,141   2014
                                                                 15.76             15.23       2,898,741   2013
                                                                 14.59             15.76       5,175,792   2012
                                                                 14.29             14.59       4,458,084   2011
                                                                 13.41             14.29       5,766,764   2010
                                                                 11.94             13.41       5,812,250   2009
                                                                 11.56             11.94       5,094,856   2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $28.57            $36.54          59,530   2017
                                                                 28.64             28.57          67,850   2016
                                                                 27.45             28.64          79,951   2015
                                                                 26.11             27.45          95,989   2014
                                                                 20.48             26.11         138,379   2013
                                                                 18.79             20.48         173,426   2012
                                                                 19.96             18.79         193,337   2011
                                                                 18.87             19.96         220,464   2010
                                                                 12.16             18.87         341,557   2009
                                                                 20.37             12.16         290,235   2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $26.69            $35.81          92,497   2017
                                                                 27.44             26.69          99,696   2016
                                                                 25.07             27.44         169,360   2015
                                                                 23.22             25.07          45,715   2014
                                                                 17.18             23.22          48,924   2013
                                                                 15.07             17.18          49,688   2012
                                                                 15.30             15.07          45,148   2011
                                                                 13.93             15.30          59,858   2010
                                                                  9.91             13.93          66,249   2009
                                                                 16.11              9.91          57,812   2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $14.66            $14.37         235,304   2017
                                                                 11.92             14.66         208,962   2016
                                                                 17.00             11.92         202,168   2015
                                                                 21.50             17.00         240,785   2014
                                                                 19.88             21.50         302,214   2013
                                                                 20.78             19.88         350,238   2012
                                                                 26.14             20.78         401,411   2011
                                                                 20.81             26.14         478,830   2010
                                                                 11.97             20.81         586,262   2009
                                                                 25.95             11.97         520,474   2008
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $33.03            $42.68          43,385   2017
                                                                 31.62             33.03          51,075   2016
                                                                 29.64             31.62         158,669   2015
                                                                 25.61             29.64          63,400   2014
                                                                 19.30             25.61          55,156   2013
                                                                 16.78             19.30          67,829   2012
                                                                 16.66             16.78          68,659   2011
                                                                 14.27             16.66          98,475   2010
                                                                  9.52             14.27         163,260   2009
                                                                 16.64              9.52         151,647   2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.71            $12.94         265,289   2017
                                                                12.53             12.71         335,322   2016
                                                                12.77             12.53         393,057   2015
                                                                12.32             12.77         451,466   2014
                                                                12.67             12.32         497,021   2013
                                                                12.17             12.67         563,447   2012
                                                                11.52             12.17         681,024   2011
                                                                10.86             11.52         768,272   2010
                                                                10.22             10.86         898,270   2009
                                                                10.93             10.22       1,078,563   2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $24.20            $30.61         158,692   2017
                                                                23.96             24.20         186,236   2016
                                                                23.54             23.96         205,989   2015
                                                                20.94             23.54         226,090   2014
                                                                15.75             20.94         286,243   2013
                                                                13.22             15.75         336,841   2012
                                                                13.36             13.22         480,182   2011
                                                                12.14             13.36         572,848   2010
                                                                 8.88             12.14         665,439   2009
                                                                14.23              8.88         797,671   2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $38.02            $39.66         140,728   2017
                                                                35.72             38.02         248,723   2016
                                                                34.66             35.72         262,181   2015
                                                                26.67             34.66         323,038   2014
                                                                26.37             26.67         420,761   2013
                                                                22.91             26.37         392,756   2012
                                                                21.16             22.91         428,927   2011
                                                                16.65             21.16         510,228   2010
                                                                12.45             16.65         554,547   2009
                                                                19.75             12.45         566,248   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $25.34            $30.34         885,976   2017
                                                                23.03             25.34         914,632   2016
                                                                23.12             23.03         812,397   2015
                                                                20.71             23.12         852,941   2014
                                                                15.93             20.71       1,026,421   2013
                                                                13.97             15.93       1,012,788   2012
                                                                13.94             13.97       1,065,244   2011
                                                                12.31             13.94       1,420,203   2010
                                                                 9.89             12.31       1,722,934   2009
                                                                16.04              9.89       1,891,770   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $32.18            $35.75         166,432   2017
                                                                26.38             32.18         171,408   2016
                                                                27.92             26.38         208,442   2015
                                                                27.31             27.92         235,904   2014
                                                                20.24             27.31         296,598   2013
                                                                17.93             20.24         356,097   2012
                                                                17.64             17.93         426,144   2011
                                                                14.04             17.64         506,290   2010
                                                                10.89             14.04         654,504   2009
                                                                17.70             10.89         731,056   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $17.57            $20.01       1,905,217   2017
                                                       16.76             17.57       2,372,911   2016
                                                       17.20             16.76       2,666,295   2015
                                                       16.57             17.20       3,013,155   2014
                                                       14.63             16.57       3,358,848   2013
                                                       13.19             14.63       4,013,319   2012
                                                       13.78             13.19       4,868,017   2011
                                                       12.75             13.78       5,991,240   2010
                                                       10.71             12.75       7,122,042   2009
                                                       15.37             10.71       7,899,956   2008
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $13.07            $14.85       1,312,863   2017
                                                       12.51             13.07       1,481,973   2016
                                                       12.86             12.51       1,928,679   2015
                                                       12.42             12.86       2,298,296   2014
                                                       11.00             12.42       2,674,406   2013
                                                        9.94             11.00       3,181,098   2012
                                                       10.41              9.94       4,000,343   2011
                                                        9.66             10.41       4,421,187   2010
                                                        8.13              9.66       4,828,041   2009
                                                       11.68              8.13       5,001,151   2008
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $22.74            $26.87          86,417   2017
                                                       21.11             22.74         117,866   2016
                                                       21.92             21.11         216,421   2015
                                                       19.73             21.92         239,578   2014
                                                       14.95             19.73         172,824   2013
                                                       13.10             14.95         193,088   2012
                                                       13.69             13.10         228,575   2011
                                                       12.60             13.69         290,531   2010
                                                        9.71             12.60         372,997   2009
                                                       15.41              9.71         428,927   2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.44            $25.79         190,217   2017
                                                       19.62             19.44          63,874   2016
                                                       19.65             19.62          75,068   2015
                                                       19.19             19.65          98,547   2014
                                                       13.92             19.19          87,843   2013
                                                       11.74             13.92          82,270   2012
                                                       12.61             11.74         101,016   2011
                                                       10.00             12.61         105,233   2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.66            $13.20          1,623    2017
                                                            11.40             11.66          4,741    2016
                                                            11.50             11.40          4,956    2015
                                                            10.96             11.50          7,300    2014
                                                             9.63             10.96          6,400    2013
                                                             8.68              9.63          6,949    2012
                                                             9.14              8.68          4,633    2011
                                                             8.47              9.14          4,962    2010
                                                             6.95              8.47         25,508    2009
                                                            10.17              6.95         21,419    2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.74            $14.33             --    2017
                                                            11.06             10.74             --    2016
                                                            11.01             11.06             --    2015
                                                            10.73             11.01             --    2014
                                                             8.92             10.73             --    2013
                                                             8.04              8.92             --    2012
                                                            10.73              8.04             --    2011
                                                             9.24             10.73             --    2010
                                                             6.16              9.24             --    2009
                                                            11.98              6.16             --    2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.51            $18.01             --    2017
                                                            14.26             15.51             --    2016
                                                            14.37             14.26             --    2015
                                                            13.43             14.37             --    2014
                                                            10.19             13.43             --    2013
                                                             8.88             10.19             --    2012
                                                             8.55              8.88             --    2011
                                                             7.74              8.55             --    2010
                                                             6.57              7.74             --    2009
                                                            11.32              6.57             --    2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.69            $ 8.20         33,973    2017
                                                             6.89              6.69        119,671    2016
                                                             6.88              6.89         87,916    2015
                                                             7.51              6.88         76,717    2014
                                                             6.25              7.51         61,010    2013
                                                             5.59              6.25        120,359    2012
                                                             7.09              5.59        103,611    2011
                                                             6.94              7.09         89,692    2010
                                                             5.28              6.94         89,531    2009
                                                            11.54              5.28         97,584    2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.33            $21.05             --    2017
                                                            16.30             16.33             --    2016
                                                            15.02             16.30             --    2015
                                                            13.47             15.02             --    2014
                                                            10.05             13.47             --    2013
                                                             8.79             10.05             --    2012
                                                             9.33              8.79             --    2011
                                                             8.68              9.33             --    2010
                                                             6.47              8.68             --    2009
                                                            10.97              6.47             --    2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.16            $21.16            --     2017
                                                                        15.54             16.16            --     2016
                                                                        16.12             15.54            --     2015
                                                                        16.81             16.12        16,706     2014
                                                                        11.81             16.81            --     2013
                                                                        10.52             11.81            --     2012
                                                                        10.31             10.52            --     2011
                                                                         7.71             10.31            --     2010
                                                                         5.57              7.71            --     2009
                                                                        10.47              5.57            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.20            $17.70            --     2017
                                                                        14.18             14.20            --     2016
                                                                        13.79             14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                        10.00              9.47            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.59            $19.39            --     2017
                                                                        15.61             15.59            --     2016
                                                                        15.22             15.61            --     2015
                                                                        14.37             15.22            --     2014
                                                                        10.50             14.37            --     2013
                                                                         9.46             10.50            --     2012
                                                                        10.32              9.46            --     2011
                                                                         8.82             10.32            --     2010
                                                                         5.44              8.82            --     2009
                                                                        10.91              5.44            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $15.55            $17.90            --     2017
                                                                        13.57             15.55        43,896     2016
                                                                        14.78             13.57            --     2015
                                                                        13.84             14.78            --     2014
                                                                        10.42             13.84            --     2013
                                                                         8.95             10.42            --     2012
                                                                         9.34              8.95            --     2011
                                                                         8.24              9.34            --     2010
                                                                         6.56              8.24           445     2009
                                                                        10.44              6.56           130     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.27            $16.92        54,628     2017
                                                                        14.15             15.27        66,967     2016
                                                                        15.33             14.15            --     2015
                                                                        14.48             15.33            --     2014
                                                                        11.45             14.48            --     2013
                                                                        10.27             11.45            --     2012
                                                                        10.49             10.27            --     2011
                                                                         9.78             10.49            --     2010
                                                                         7.79              9.78            --     2009
                                                                        11.39              7.79            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.35            $15.57        18,784     2017
                                                                        12.77             14.35        22,344     2016
                                                                        13.39             12.77        24,162     2015
                                                                        12.57             13.39        26,458     2014
                                                                        10.28             12.57        47,780     2013
                                                                         9.35             10.28        52,394     2012
                                                                         9.67              9.35        39,006     2011
                                                                         8.82              9.67        41,022     2010
                                                                         7.35              8.82        43,330     2009
                                                                         9.71              7.35        28,762     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.32            $13.60         27,274    2017
                                                                               11.64             11.32         20,372    2016
                                                                               12.21             11.64         51,917    2015
                                                                               12.46             12.21         32,890    2014
                                                                               10.72             12.46         36,795    2013
                                                                                9.50             10.72         41,318    2012
                                                                               10.43              9.50         30,715    2011
                                                                                9.46             10.43         30,463    2010
                                                                                7.17              9.46         49,055    2009
                                                                               12.31              7.17         53,753    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.19            $12.85             --    2017
                                                                                9.70             11.19             --    2016
                                                                               11.08              9.70             --    2015
                                                                               10.64             11.08             --    2014
                                                                                8.16             10.64             --    2013
                                                                                7.08              8.16             --    2012
                                                                                7.49              7.08             --    2011
                                                                                7.15              7.49             --    2010
                                                                                4.94              7.15             --    2009
                                                                               10.50              4.94             --    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.83            $12.01         30,749    2017
                                                                               11.58             11.83         38,709    2016
                                                                               12.12             11.58         10,486    2015
                                                                               11.99             12.12         55,456    2014
                                                                               13.38             11.99         61,901    2013
                                                                               12.73             13.38         54,280    2012
                                                                               11.63             12.73         57,185    2011
                                                                               11.31             11.63         67,475    2010
                                                                               10.48             11.31        107,747    2009
                                                                               10.87             10.48         94,242    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.83            $16.52             --    2017
                                                                               12.27             14.83             --    2016
                                                                               13.45             12.27             --    2015
                                                                               13.07             13.45             --    2014
                                                                                9.40             13.07             --    2013
                                                                                8.47              9.40             --    2012
                                                                                8.89              8.47             --    2011
                                                                                7.08              8.89             --    2010
                                                                                5.64              7.08             --    2009
                                                                                9.64              5.64             --    2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.64            $16.54         16,714    2017
                                                                               13.57             15.64         36,300    2016
                                                                               14.77             13.57             --    2015
                                                                               13.76             14.77             --    2014
                                                                               10.21             13.76             --    2013
                                                                                9.16             10.21             --    2012
                                                                                9.63              9.16             --    2011
                                                                                8.74              9.63             --    2010
                                                                                6.82              8.74             --    2009
                                                                               11.05              6.82             --    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $13.35            $14.87        271,202    2017
                                      13.14             13.35        296,354    2016
                                      13.56             13.14        323,495    2015
                                      13.59             13.56        374,441    2014
                                      12.13             13.59        422,553    2013
                                      11.27             12.13        467,104    2012
                                      11.94             11.27        517,045    2011
                                      11.11             11.94        539,375    2010
                                       9.39             11.11        549,044    2009
                                      11.94              9.39        567,471    2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $14.94            $18.90             --    2017
                                      14.19             14.94             --    2016
                                      14.14             14.19             --    2015
                                      12.67             14.14             --    2014
                                       9.69             12.67             --    2013
                                       8.62              9.69             --    2012
                                       8.60              8.62             --    2011
                                       7.64              8.60             --    2010
                                       6.16              7.64             --    2009
                                      10.64              6.16             --    2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.67            $12.04             --    2017
                                      10.00              9.67             --    2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.40            $13.55         33,848    2017
                                      10.00             10.40             --    2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $11.94            $12.09         15,187    2017
                                      11.19             11.94         19,161    2016
                                      11.55             11.19         21,696    2015
                                      11.73             11.55         46,623    2014
                                      11.54             11.73         50,885    2013
                                      10.98             11.54         38,016    2012
                                      10.94             10.98             --    2011
                                      10.24             10.94             --    2010
                                       7.25             10.24         30,364    2009
                                      10.16              7.25         33,834    2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $16.60            $17.32             --    2017
                                      14.80             16.60             --    2016
                                      15.54             14.80             --    2015
                                      15.50             15.54             --    2014
                                      14.83             15.50             --    2013
                                      13.26             14.83             --    2012
                                      12.90             13.26             --    2011
                                      11.52             12.90             --    2010
                                       7.72             11.52             --    2009
                                      10.67              7.72             --    2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.11            $18.94             --    2017
                                                                         14.93             15.11             --    2016
                                                                         14.36             14.93             --    2015
                                                                         13.41             14.36             --    2014
                                                                          9.80             13.41             --    2013
                                                                          8.56              9.80             --    2012
                                                                         10.11              8.56         51,091    2011
                                                                          8.77             10.11         47,284    2010
                                                                          6.94              8.77         35,334    2009
                                                                         12.20              6.94         37,167    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.24            $17.32         67,253    2017
                                                                         14.55             15.24         81,236    2016
                                                                         14.81             14.55         91,114    2015
                                                                         13.75             14.81        102,613    2014
                                                                         11.77             13.75        121,816    2013
                                                                         10.47             11.77        135,959    2012
                                                                         11.12             10.47        154,795    2011
                                                                          9.65             11.12        164,942    2010
                                                                          7.12              9.65         75,912    2009
                                                                         11.05              7.12         80,141    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.75            $18.75         24,546    2017
                                                                         14.93             15.75         21,690    2016
                                                                         15.19             14.93         97,151    2015
                                                                         13.90             15.19        106,525    2014
                                                                         10.84             13.90        142,448    2013
                                                                          9.53             10.84        175,986    2012
                                                                         10.02              9.53             --    2011
                                                                          8.75             10.02             --    2010
                                                                          6.60              8.75            423    2009
                                                                         11.76              6.60            131    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.52            $18.77             --    2017
                                                                         15.44             15.52             --    2016
                                                                         15.61             15.44             --    2015
                                                                         14.41             15.61             --    2014
                                                                         10.65             14.41             --    2013
                                                                          8.90             10.65             --    2012
                                                                          9.35              8.90             --    2011
                                                                          8.09              9.35             --    2010
                                                                          6.09              8.09             --    2009
                                                                         10.60              6.09             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.14            $15.60         17,744    2017
                                                                         12.27             14.14             --    2016
                                                                         13.09             12.27         49,466    2015
                                                                         12.33             13.09         51,497    2014
                                                                          9.85             12.33         73,928    2013
                                                                          8.60              9.85         89,291    2012
                                                                          8.72              8.60             --    2011
                                                                          7.75              8.72             --    2010
                                                                          6.10              7.75            379    2009
                                                                         10.89              6.10            111    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.03            $18.31             --    2017
                                                                  14.14             16.03             --    2016
                                                                  14.82             14.14             --    2015
                                                                  13.73             14.82             --    2014
                                                                  10.53             13.73             --    2013
                                                                   9.09             10.53             --    2012
                                                                   9.16              9.09             --    2011
                                                                   8.17              9.16             --    2010
                                                                   6.57              8.17             --    2009
                                                                  11.55              6.57             --    2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.90            $20.89             --    2017
                                                                  16.23             15.90             --    2016
                                                                  15.74             16.23         37,316    2015
                                                                  14.36             15.74         17,162    2014
                                                                  10.66             14.36         21,224    2013
                                                                  10.00             10.66         27,534    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $16.00            $21.12             --    2017
                                                                  16.25             16.00             --    2016
                                                                  15.53             16.25             --    2015
                                                                  14.29             15.53             --    2014
                                                                  10.73             14.29             --    2013
                                                                   9.58             10.73             --    2012
                                                                   9.79              9.58             --    2011
                                                                   8.07              9.79             --    2010
                                                                   6.44              8.07             --    2009
                                                                  12.49              6.44             --    2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.08            $12.30        104,633    2017
                                                                  11.81             12.08        132,751    2016
                                                                  12.16             11.81        123,333    2015
                                                                  11.76             12.16         77,842    2014
                                                                  12.27             11.76        101,072    2013
                                                                  11.87             12.27        106,912    2012
                                                                  11.33             11.87             --    2011
                                                                  10.76             11.33             --    2010
                                                                   9.52             10.76            271    2009
                                                                  10.07              9.52             74    2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $16.06            $18.95         24,429    2017
                                                                  14.65             16.06         35,385    2016
                                                                  15.21             14.65         32,798    2015
                                                                  14.66             15.21         62,088    2014
                                                                  11.02             14.66         62,614    2013
                                                                   9.82             11.02         80,473    2012
                                                                  11.26              9.82             --    2011
                                                                   8.94             11.26             --    2010
                                                                   6.54              8.94            165    2009
                                                                  11.06              6.54             54    2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $14.79            $17.24             --    2017
                                                                  13.82             14.79             --    2016
                                                                  14.58             13.82             --    2015
                                                                  13.98             14.58             --    2014
                                                                  10.97             13.98             --    2013
                                                                   8.82             10.97             --    2012
                                                                   9.90              8.82             --    2011
                                                                   8.01              9.90             --    2010
                                                                   5.20              8.01             --    2009
                                                                  10.91              5.20             --    2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.55            $12.66        154,456    2017
                                                                         10.42             11.55        187,876    2016
                                                                         11.35             10.42        210,770    2015
                                                                         11.28             11.35        233,008    2014
                                                                          9.31             11.28        259,443    2013
                                                                          8.24              9.31        289,851    2012
                                                                          8.55              8.24        321,619    2011
                                                                          7.92              8.55        349,868    2010
                                                                          6.21              7.92        349,044    2009
                                                                          9.90              6.21        321,039    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.53            $15.60        329,724    2017
                                                                         13.02             14.53        371,958    2016
                                                                         14.31             13.02        413,962    2015
                                                                         13.97             14.31        452,715    2014
                                                                         12.52             13.97        562,885    2013
                                                                         11.35             12.52        609,061    2012
                                                                         11.33             11.35        660,335    2011
                                                                         10.27             11.33        728,834    2010
                                                                          7.74             10.27        877,708    2009
                                                                         11.23              7.74        998,618    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.74            $14.58             --    2017
                                                                         12.09             13.74             --    2016
                                                                         13.00             12.09             --    2015
                                                                         12.39             13.00             --    2014
                                                                          9.87             12.39             --    2013
                                                                          8.82              9.87             --    2012
                                                                          9.11              8.82         50,136    2011
                                                                          8.37              9.11         52,102    2010
                                                                          6.78              8.37         91,817    2009
                                                                         11.01              6.78         92,995    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.86            $12.60             --    2017
                                                                         10.12             10.86             --    2016
                                                                         11.05             10.12             --    2015
                                                                         11.62             11.05             --    2014
                                                                          9.07             11.62             --    2013
                                                                          7.65              9.07             --    2012
                                                                          8.40              7.65             --    2011
                                                                          7.99              8.40             --    2010
                                                                          6.23              7.99             --    2009
                                                                         11.03              6.23             --    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.11            $ 8.97            964    2017
                                                                          9.30              9.11             --    2016
                                                                          9.50              9.30         88,811    2015
                                                                          9.71              9.50         68,241    2014
                                                                          9.91              9.71             --    2013
                                                                         10.00              9.91             --    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $16.69            $19.31         60,105    2017
                                                                        16.34             16.69         69,578    2016
                                                                        16.62             16.34         78,072    2015
                                                                        15.69             16.62         86,046    2014
                                                                        13.38             15.69        114,008    2013
                                                                        12.05             13.38        121,949    2012
                                                                        12.15             12.05        128,814    2011
                                                                        11.47             12.15        139,856    2010
                                                                         9.33             11.47        131,176    2009
                                                                        11.36              9.33        135,817    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $18.62            $23.70              0    2017
                                                                        18.66             18.62         18,277    2016
                                                                        17.03             18.66         19,480    2015
                                                                        16.04             17.03         23,805    2014
                                                                        12.51             16.04         28,577    2013
                                                                        10.32             12.51         35,292    2012
                                                                        11.33             10.32         28,211    2011
                                                                        10.87             11.33         27,876    2010
                                                                         7.60             10.87         85,442    2009
                                                                        13.94              7.60        100,544    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.64            $20.03             --    2017
                                                                        17.85             17.64             --    2016
                                                                        18.59             17.85             --    2015
                                                                        15.81             18.59             --    2014
                                                                        10.96             15.81             --    2013
                                                                         9.45             10.96             --    2012
                                                                         9.45              9.45             --    2011
                                                                         7.74              9.45             --    2010
                                                                         5.89              7.74             --    2009
                                                                        10.13              5.89             --    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.14            $16.48             --    2017
                                                                        12.58             14.14             --    2016
                                                                        13.45             12.58             --    2015
                                                                        12.11             13.45             --    2014
                                                                         9.84             12.11             --    2013
                                                                         8.81              9.84             --    2012
                                                                         8.35              8.81             --    2011
                                                                         7.61              8.35             --    2010
                                                                         6.34              7.61             --    2009
                                                                         9.96              6.34             --    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.43            $11.73             --    2017
                                                                         9.43             10.43             --    2016
                                                                         9.92              9.43             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.22            $19.54             --    2017
                                                                        15.30             16.22             --    2016
                                                                        15.63             15.30             --    2015
                                                                        14.42             15.63             --    2014
                                                                        11.18             14.42             --    2013
                                                                         9.61             11.18             --    2012
                                                                        10.06              9.61             --    2011
                                                                         9.27             10.06             --    2010
                                                                         7.48              9.27             --    2009
                                                                        11.45              7.48             --    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $14.09            $15.45         25,305    2017
                                                                          13.22             14.09         29,623    2016
                                                                          13.58             13.22         31,746    2015
                                                                          12.82             13.58         34,772    2014
                                                                          11.03             12.82         44,644    2013
                                                                          10.15             11.03         47,909    2012
                                                                          10.21             10.15         52,314    2011
                                                                           9.51             10.21         57,830    2010
                                                                           8.25              9.51         62,020    2009
                                                                          10.85              8.25         51,330    2008
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $18.18            $20.38             --    2017
                                                                          16.70             18.18             --    2016
                                                                          20.01             16.70             --    2015
                                                                          18.17             20.01             --    2014
                                                                          15.44             18.17             --    2013
                                                                          13.93             15.44             --    2012
                                                                          13.36             13.93             --    2011
                                                                          12.02             13.36             --    2010
                                                                           9.24             12.02             --    2009
                                                                          15.18              9.24             --    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.03            $12.58             --    2017
                                                                           9.68             10.03             --    2016
                                                                          10.00              9.68             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.49            $16.71             --    2017
                                                                          14.12             13.49             --    2016
                                                                          13.97             14.12             --    2015
                                                                          12.39             13.97             --    2014
                                                                           9.78             12.39             --    2013
                                                                           8.78              9.78             --    2012
                                                                           9.09              8.78             --    2011
                                                                           8.51              9.09             --    2010
                                                                           6.03              8.51             --    2009
                                                                          11.33              6.03             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.08            $10.75         41,555    2017
                                                                           9.81             10.08         48,065    2016
                                                                           9.96              9.81         52,836    2015
                                                                           9.42              9.96        107,873    2014
                                                                           8.53              9.42         76,385    2013
                                                                           7.77              8.53         79,841    2012
                                                                           7.91              7.77         82,079    2011
                                                                           7.17              7.91         90,138    2010
                                                                           6.02              7.17         41,527    2009
                                                                          10.91              6.02         23,687    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.79            $16.09             --    2017
                                                                          12.80             12.79             --    2016
                                                                          12.29             12.80             --    2015
                                                                          11.90             12.29             --    2014
                                                                           8.96             11.90             --    2013
                                                                           7.88              8.96             --    2012
                                                                           7.98              7.88             --    2011
                                                                           6.41              7.98             --    2010
                                                                           4.95              6.41             --    2009
                                                                           9.96              4.95             --    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.96            $17.29         21,367    2017
                                                                          13.25             12.96         26,324    2016
                                                                          13.06             13.25         36,606    2015
                                                                          13.07             13.06         40,621    2014
                                                                          10.51             13.07         35,069    2013
                                                                           8.88             10.51         42,190    2012
                                                                           9.91              8.88         49,228    2011
                                                                           8.75              9.91         47,832    2010
                                                                           6.42              8.75         52,331    2009
                                                                          10.98              6.42         60,255    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.85            $18.10         50,703    2017
                                                                          14.55             15.85         72,061    2016
                                                                          14.41             14.55         49,911    2015
                                                                          13.33             14.41         55,886    2014
                                                                          10.36             13.33         68,681    2013
                                                                           9.08             10.36         85,083    2012
                                                                           9.30              9.08        194,287    2011
                                                                           8.20              9.30        204,385    2010
                                                                           6.55              8.20        130,133    2009
                                                                          10.90              6.55        137,536    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.49            $18.39         14,975    2017
                                                                          14.31             16.49         20,865    2016
                                                                          15.57             14.31         33,621    2015
                                                                          14.24             15.57         35,199    2014
                                                                          10.34             14.24         64,389    2013
                                                                           8.98             10.34         86,341    2012
                                                                           9.39              8.98         97,721    2011
                                                                           7.80              9.39        100,994    2010
                                                                           5.82              7.80         20,164    2009
                                                                           9.59              5.82         22,739    2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $12.62            $14.00             --    2017
                                                                          11.41             12.62             --    2016
                                                                          12.84             11.41             --    2015
                                                                          13.05             12.84             --    2014
                                                                          13.32             13.05             --    2013
                                                                          11.85             13.32             --    2012
                                                                          11.87             11.85             --    2011
                                                                          10.73             11.87             --    2010
                                                                           9.03             10.73             --    2009
                                                                          10.97              9.03             --    2008
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.39            $16.07         11,424    2017
                                                                          13.98             15.39         14,927    2016
                                                                          14.52             13.98         43,530    2015
                                                                          14.35             14.52         27,826    2014
                                                                          13.87             14.35         20,824    2013
                                                                          12.39             13.87         21,127    2012
                                                                          12.25             12.39         35,550    2011
                                                                          10.93             12.25         38,637    2010
                                                                           7.96             10.93         28,204    2009
                                                                          10.63              7.96         32,778    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.84            $17.96         10,265    2017
                                                                              17.09             16.84         13,642    2016
                                                                              17.70             17.09             --    2015
                                                                              14.58             17.70             --    2014
                                                                              17.11             14.58             --    2013
                                                                              16.73             17.11             --    2012
                                                                              13.37             16.73             --    2011
                                                                              12.23             13.37             --    2010
                                                                              13.07             12.23         24,689    2009
                                                                              11.38             13.07         19,175    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.54            $11.45         16,028    2017
                                                                              11.62             11.54         19,817    2016
                                                                              11.84             11.62         52,283    2015
                                                                              11.99             11.84        147,557    2014
                                                                              12.26             11.99        148,967    2013
                                                                              11.83             12.26        142,873    2012
                                                                              11.95             11.83        147,855    2011
                                                                              11.60             11.95        157,715    2010
                                                                              10.45             11.60        211,532    2009
                                                                              10.72             10.45        191,748    2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.04            $14.42         89,323    2017
                                                                              13.96             14.04        114,334    2016
                                                                              14.20             13.96        130,341    2015
                                                                              13.91             14.20         76,118    2014
                                                                              14.49             13.91         96,165    2013
                                                                              13.51             14.49         90,710    2012
                                                                              13.32             13.51        108,474    2011
                                                                              12.58             13.32        118,112    2010
                                                                              11.27             12.58         60,566    2009
                                                                              10.98             11.27         55,467    2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $15.03            $19.09             --    2017
                                                                              15.16             15.03             --    2016
                                                                              14.63             15.16             --    2015
                                                                              14.01             14.63             --    2014
                                                                              11.06             14.01             --    2013
                                                                              10.21             11.06             --    2012
                                                                              10.92             10.21             --    2011
                                                                              10.39             10.92             --    2010
                                                                               6.74             10.39            288    2009
                                                                              11.37              6.74            103    2008
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $17.05            $22.73             --    2017
                                                                              17.65             17.05             --    2016
                                                                              16.23             17.65             --    2015
                                                                              15.13             16.23             --    2014
                                                                              11.27             15.13             --    2013
                                                                               9.95             11.27             --    2012
                                                                              10.17              9.95             --    2011
                                                                               9.32             10.17             --    2010
                                                                               6.68              9.32             --    2009
                                                                              10.93              6.68             --    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 7.36            $ 7.16        39,759     2017
                                                                 6.02              7.36        30,506     2016
                                                                 8.64              6.02        19,621     2015
                                                                11.01              8.64        15,650     2014
                                                                10.24             11.01        13,766     2013
                                                                10.78             10.24        14,461     2012
                                                                13.65             10.78            --     2011
                                                                10.94             13.65            --     2010
                                                                 6.33             10.94        14,258     2009
                                                                13.82              6.33        21,202     2008
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $22.09            $28.35            --     2017
                                                                21.29             22.09            --     2016
                                                                20.09             21.29            --     2015
                                                                17.47             20.09            --     2014
                                                                13.26             17.47            --     2013
                                                                11.60             13.26            --     2012
                                                                11.59             11.60            --     2011
                                                                 9.99             11.59            --     2010
                                                                 6.72              9.99            --     2009
                                                                11.81              6.72            --     2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.64            $11.76            --     2017
                                                                11.54             11.64            --     2016
                                                                11.84             11.54            --     2015
                                                                11.50             11.84            --     2014
                                                                11.91             11.50            --     2013
                                                                11.51             11.91            --     2012
                                                                10.97             11.51            --     2011
                                                                10.41             10.97            --     2010
                                                                 9.86             10.41            --     2009
                                                                10.61              9.86            --     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.25            $21.67            --     2017
                                                                17.19             17.25            --     2016
                                                                17.00             17.19            --     2015
                                                                15.22             17.00            --     2014
                                                                11.53             15.22            --     2013
                                                                 9.74             11.53            --     2012
                                                                 9.90              9.74            --     2011
                                                                 9.06              9.90            --     2010
                                                                 6.67              9.06            --     2009
                                                                10.76              6.67            --     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.40            $19.07         9,660     2017
                                                                17.40             18.40        12,700     2016
                                                                17.00             17.40        14,184     2015
                                                                13.17             17.00        16,023     2014
                                                                13.11             13.17        33,993     2013
                                                                11.46             13.11        11,343     2012
                                                                10.66             11.46        13,079     2011
                                                                 8.44             10.66        15,010     2010
                                                                 6.35              8.44        18,333     2009
                                                                10.14              6.35        21,413     2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $16.59            $19.74              --   2017
                                                          15.18             16.59              --   2016
                                                          15.34             15.18              --   2015
                                                          13.83             15.34              --   2014
                                                          10.71             13.83              --   2013
                                                           9.45             10.71              --   2012
                                                           9.49              9.45              --   2011
                                                           8.44              9.49              --   2010
                                                           6.83              8.44             262   2009
                                                          11.15              6.83              74   2008
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $17.04            $18.80              --   2017
                                                          14.06             17.04              --   2016
                                                          14.98             14.06              --   2015
                                                          14.75             14.98              --   2014
                                                          11.00             14.75              --   2013
                                                           9.81             11.00              --   2012
                                                           9.72              9.81              --   2011
                                                           7.79              9.72              --   2010
                                                           6.08              7.79              --   2009
                                                           9.95              6.08              --   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $12.18            $13.75         575,534   2017
                                                          11.73             12.18         668,285   2016
                                                          12.15             11.73         723,744   2015
                                                          11.81             12.15         805,263   2014
                                                          10.52             11.81         973,839   2013
                                                           9.57             10.52       1,055,448   2012
                                                          10.09              9.57       1,152,972   2011
                                                           9.42             10.09       1,206,591   2010
                                                           7.98              9.42       1,397,472   2009
                                                          11.55              7.98       1,343,935   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $15.88            $18.65              --   2017
                                                          14.84             15.88              --   2016
                                                          15.52             14.84              --   2015
                                                          14.06             15.52              --   2014
                                                          10.72             14.06              --   2013
                                                           9.46             10.72              --   2012
                                                           9.95              9.46              --   2011
                                                           9.22              9.95              --   2010
                                                           7.15              9.22              --   2009
                                                          11.43              7.15              --   2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.63            $24.55              --   2017
                                                          18.93             18.63              --   2016
                                                          19.08             18.93              --   2015
                                                          18.76             19.08              --   2014
                                                          13.70             18.76              --   2013
                                                          11.62             13.70              --   2012
                                                          12.57             11.62              --   2011
                                                          10.00             12.57              --   2010
--------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.82            $13.41         52,291    2017
                                                            11.55             11.82         61,007    2016
                                                            11.63             11.55         66,056    2015
                                                            11.07             11.63         72,426    2014
                                                             9.71             11.07         82,329    2013
                                                             8.74              9.71         91,879    2012
                                                             9.19              8.74        105,558    2011
                                                             8.50              9.19        124,225    2010
                                                             6.96              8.50        147,752    2009
                                                            10.18              6.96        156,623    2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.91            $14.59             --    2017
                                                            11.23             10.91             --    2016
                                                            11.16             11.23             --    2015
                                                            10.86             11.16             --    2014
                                                             9.01             10.86             --    2013
                                                             8.11              9.01             --    2012
                                                            10.80              8.11             --    2011
                                                             9.29             10.80            269    2010
                                                             6.19              9.29             --    2009
                                                            12.01              6.19             --    2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.77            $18.34             --    2017
                                                            14.48             15.77             --    2016
                                                            14.56             14.48             --    2015
                                                            13.59             14.56             --    2014
                                                            10.29             13.59             --    2013
                                                             8.96             10.29             --    2012
                                                             8.61              8.96             --    2011
                                                             7.78              8.61             --    2010
                                                             6.60              7.78             --    2009
                                                            11.35              6.60             --    2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.80            $ 8.35        109,016    2017
                                                             7.00              6.80        330,313    2016
                                                             6.97              7.00        257,911    2015
                                                             7.60              6.97        236,169    2014
                                                             6.31              7.60        185,760    2013
                                                             5.64              6.31        391,388    2012
                                                             7.14              5.64        335,601    2011
                                                             6.98              7.14        296,617    2010
                                                             5.30              6.98        295,780    2009
                                                            11.57              5.30        336,476    2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.60            $21.43             --    2017
                                                            16.54             16.60             --    2016
                                                            15.22             16.54             --    2015
                                                            13.63             15.22             --    2014
                                                            10.15             13.63             --    2013
                                                             8.87             10.15             --    2012
                                                             9.40              8.87             --    2011
                                                             8.73              9.40             --    2010
                                                             6.49              8.73             --    2009
                                                            11.00              6.49             --    2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.42            $21.54             --    2017
                                                                        15.77             16.42             --    2016
                                                                        16.33             15.77             --    2015
                                                                        17.01             16.33         51,877    2014
                                                                        11.94             17.01             --    2013
                                                                        10.61             11.94             --    2012
                                                                        10.39             10.61             --    2011
                                                                         7.75             10.39            294    2010
                                                                         5.60              7.75            393    2009
                                                                        10.50              5.60             --    2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.32            $17.88             --    2017
                                                                        14.28             14.32             --    2016
                                                                        13.87             14.28             --    2015
                                                                        13.05             13.87             --    2014
                                                                         9.50             13.05             --    2013
                                                                        10.00              9.50             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.84            $19.73             --    2017
                                                                        15.84             15.84             --    2016
                                                                        15.42             15.84             --    2015
                                                                        14.54             15.42             --    2014
                                                                        10.61             14.54             --    2013
                                                                         9.54             10.61             --    2012
                                                                        10.39              9.54             --    2011
                                                                         8.87             10.39             --    2010
                                                                         5.46              8.87             --    2009
                                                                        10.94              5.46             --    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $15.80            $18.22              0    2017
                                                                        13.78             15.80        121,133    2016
                                                                        14.98             13.78             --    2015
                                                                        14.00             14.98             --    2014
                                                                        10.53             14.00             --    2013
                                                                         9.03             10.53             --    2012
                                                                         9.41              9.03             --    2011
                                                                         8.29              9.41             --    2010
                                                                         6.59              8.29            233    2009
                                                                        10.46              6.59             --    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.52            $17.23        175,074    2017
                                                                        14.36             15.52        184,942    2016
                                                                        15.54             14.36             --    2015
                                                                        14.65             15.54             --    2014
                                                                        11.56             14.65             --    2013
                                                                        10.36             11.56             --    2012
                                                                        10.57             10.36             --    2011
                                                                         9.84             10.57             --    2010
                                                                         7.82              9.84             --    2009
                                                                        11.42              7.82             --    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.57            $15.82         61,633    2017
                                                                        12.94             14.57         73,535    2016
                                                                        13.54             12.94         78,098    2015
                                                                        12.70             13.54         90,010    2014
                                                                        10.37             12.70        100,226    2013
                                                                         9.41             10.37        107,016    2012
                                                                         9.73              9.41        107,565    2011
                                                                         8.85              9.73        117,718    2010
                                                                         7.37              8.85        121,109    2009
                                                                         9.72              7.37        114,583    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.50            $13.84         87,548    2017
                                                                               11.81             11.50         56,348    2016
                                                                               12.37             11.81        152,297    2015
                                                                               12.61             12.37        101,054    2014
                                                                               10.83             12.61        112,072    2013
                                                                                9.58             10.83        134,525    2012
                                                                               10.51              9.58         99,620    2011
                                                                                9.52             10.51        100,737    2010
                                                                                7.20              9.52        162,447    2009
                                                                               12.34              7.20        185,667    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.38            $13.08             --    2017
                                                                                9.84             11.38             --    2016
                                                                               11.23              9.84             --    2015
                                                                               10.77             11.23             --    2014
                                                                                8.24             10.77             --    2013
                                                                                7.14              8.24             --    2012
                                                                                7.54              7.14             --    2011
                                                                                7.19              7.54             --    2010
                                                                                4.96              7.19            420    2009
                                                                               10.53              4.96             --    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.02            $12.22         98,535    2017
                                                                               11.75             12.02        107,464    2016
                                                                               12.28             11.75         30,948    2015
                                                                               12.13             12.28        169,848    2014
                                                                               13.52             12.13        188,178    2013
                                                                               12.84             13.52        177,058    2012
                                                                               11.72             12.84        185,553    2011
                                                                               11.37             11.72        223,631    2010
                                                                               10.52             11.37        358,166    2009
                                                                               10.90             10.52        327,495    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.07            $16.82             --    2017
                                                                               12.45             15.07             --    2016
                                                                               13.63             12.45             --    2015
                                                                               13.23             13.63             --    2014
                                                                                9.49             13.23             --    2013
                                                                                8.55              9.49             --    2012
                                                                                8.95              8.55             --    2011
                                                                                7.12              8.95             --    2010
                                                                                5.67              7.12             --    2009
                                                                                9.67              5.67             --    2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.90            $16.84         53,583    2017
                                                                               13.77             15.90        100,049    2016
                                                                               14.97             13.77             --    2015
                                                                               13.92             14.97             --    2014
                                                                               10.32             13.92             --    2013
                                                                                9.24             10.32             --    2012
                                                                                9.70              9.24             --    2011
                                                                                8.79              9.70             --    2010
                                                                                6.85              8.79             --    2009
                                                                               11.07              6.85             --    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $13.57            $15.13         808,639   2017
                                      13.34             13.57         952,344   2016
                                      13.74             13.34       1,064,031   2015
                                      13.75             13.74       1,216,741   2014
                                      12.25             13.75       1,366,279   2013
                                      11.36             12.25       1,554,345   2012
                                      12.03             11.36       1,729,226   2011
                                      11.18             12.03       1,860,279   2010
                                       9.43             11.18       1,962,335   2009
                                      11.97              9.43       2,067,302   2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $15.18            $19.24              --   2017
                                      14.40             15.18              --   2016
                                      14.32             14.40              --   2015
                                      12.82             14.32              --   2014
                                       9.79             12.82              --   2013
                                       8.69              9.79              --   2012
                                       8.67              8.69              --   2011
                                       7.68              8.67              --   2010
                                       6.18              7.68              --   2009
                                      10.67              6.18              --   2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.68            $12.07              --   2017
                                      10.00              9.68              84   2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.41            $13.59         110,153   2017
                                      10.00             10.41              --   2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.14            $12.31          48,667   2017
                                      11.36             12.14          53,108   2016
                                      11.70             11.36          63,502   2015
                                      11.87             11.70         142,756   2014
                                      11.66             11.87         154,585   2013
                                      11.08             11.66         123,886   2012
                                      11.02             11.08              74   2011
                                      10.30             11.02              --   2010
                                       7.28             10.30         100,558   2009
                                      10.18              7.28         117,324   2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $16.87            $17.63              --   2017
                                      15.02             16.87              --   2016
                                      15.75             15.02              --   2015
                                      15.68             15.75              --   2014
                                      14.99             15.68              --   2013
                                      13.37             14.99              --   2012
                                      13.00             13.37              --   2011
                                      11.59             13.00             218   2010
                                       7.75             11.59              --   2009
                                      10.70              7.75              --   2008
------------------------------------------------------------------------------------
 Federated Kaufmann Fund II
   -- Service Shares                 $15.36            $19.28              --   2017
                                      15.15             15.36              52   2016
                                      14.55             15.15              55   2015
                                      13.56             14.55              62   2014
                                       9.90             13.56              68   2013
                                       8.63              9.90              88   2012
                                      10.18              8.63         165,612   2011
                                       8.82             10.18         156,616   2010
                                       6.96              8.82         117,740   2009
                                      12.23              6.96         129,055   2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.49            $17.63         71,747    2017
                                                                         14.76             15.49         82,201    2016
                                                                         15.00             14.76         91,765    2015
                                                                         13.91             15.00        124,062    2014
                                                                         11.89             13.91        122,599    2013
                                                                         10.56             11.89        158,043    2012
                                                                         11.20             10.56        202,220    2011
                                                                          9.70             11.20        202,478    2010
                                                                          7.15              9.70        249,888    2009
                                                                         11.08              7.15        298,672    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.01            $19.09         78,685    2017
                                                                         15.16             16.01         60,140    2016
                                                                         15.39             15.16        284,932    2015
                                                                         14.06             15.39        326,924    2014
                                                                         10.95             14.06        433,645    2013
                                                                          9.62             10.95        573,033    2012
                                                                         10.09              9.62             --    2011
                                                                          8.80             10.09             --    2010
                                                                          6.63              8.80            623    2009
                                                                         11.79              6.63            101    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.78            $19.10             --    2017
                                                                         15.67             15.78             --    2016
                                                                         15.82             15.67             --    2015
                                                                         14.58             15.82             --    2014
                                                                         10.76             14.58             --    2013
                                                                          8.97             10.76             --    2012
                                                                          9.41              8.97             --    2011
                                                                          8.14              9.41            308    2010
                                                                          6.11              8.14             --    2009
                                                                         10.63              6.11             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.38            $15.88         56,867    2017
                                                                         12.46             14.38            139    2016
                                                                         13.27             12.46        145,268    2015
                                                                         12.47             13.27        157,884    2014
                                                                          9.95             12.47        224,964    2013
                                                                          8.67              9.95        290,658    2012
                                                                          8.78              8.67             --    2011
                                                                          7.80              8.78             --    2010
                                                                          6.12              7.80            163    2009
                                                                         10.92              6.12             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.30            $18.63             --    2017
                                                                         14.35             16.30             --    2016
                                                                         15.02             14.35             --    2015
                                                                         13.90             15.02             --    2014
                                                                         10.64             13.90             --    2013
                                                                          9.17             10.64             --    2012
                                                                          9.23              9.17             --    2011
                                                                          8.22              9.23             --    2010
                                                                          6.60              8.22             --    2009
                                                                         11.58              6.60             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.02            $21.08             --    2017
                                                                         16.33             16.02            150    2016
                                                                         15.81             16.33        110,478    2015
                                                                         14.40             15.81         53,074    2014
                                                                         10.68             14.40         65,158    2013
                                                                         10.00             10.68         90,384    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $16.26            $21.50              --   2017
                                                                         16.49             16.26              --   2016
                                                                         15.74             16.49              --   2015
                                                                         14.46             15.74              --   2014
                                                                         10.84             14.46              --   2013
                                                                          9.67             10.84              --   2012
                                                                          9.86              9.67              --   2011
                                                                          8.12              9.86              --   2010
                                                                          6.47              8.12              --   2009
                                                                         12.53              6.47              --   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.26            $12.50         335,755   2017
                                                                         11.96             12.26         368,258   2016
                                                                         12.31             11.96         361,339   2015
                                                                         11.88             12.31         238,199   2014
                                                                         12.38             11.88         307,437   2013
                                                                         11.95             12.38         349,008   2012
                                                                         11.39             11.95              --   2011
                                                                         10.80             11.39              --   2010
                                                                          9.54             10.80              --   2009
                                                                         10.08              9.54              --   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $16.32            $19.29          78,368   2017
                                                                         14.87             16.32          97,570   2016
                                                                         15.42             14.87          96,078   2015
                                                                         14.83             15.42         191,000   2014
                                                                         11.13             14.83         190,591   2013
                                                                          9.91             11.13         261,796   2012
                                                                         11.34              9.91              --   2011
                                                                          8.99             11.34             156   2010
                                                                          6.56              8.99              51   2009
                                                                         11.08              6.56              --   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $15.03            $17.55              --   2017
                                                                         14.03             15.03              --   2016
                                                                         14.78             14.03              --   2015
                                                                         14.15             14.78              --   2014
                                                                         11.08             14.15              --   2013
                                                                          8.90             11.08              --   2012
                                                                          9.98              8.90              --   2011
                                                                          8.05              9.98             448   2010
                                                                          5.23              8.05             753   2009
                                                                         10.94              5.23              --   2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.72            $12.87         451,508   2017
                                                                         10.56             11.72         513,991   2016
                                                                         11.48             10.56         577,597   2015
                                                                         11.39             11.48         620,036   2014
                                                                          9.38             11.39         680,394   2013
                                                                          8.30              9.38         773,079   2012
                                                                          8.59              8.30         897,830   2011
                                                                          7.95              8.59         998,102   2010
                                                                          6.23              7.95       1,108,813   2009
                                                                          9.90              6.23       1,195,618   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $14.77            $15.89         832,111   2017
                                                                        13.21             14.77         933,832   2016
                                                                        14.50             13.21       1,079,525   2015
                                                                        14.13             14.50       1,233,759   2014
                                                                        12.65             14.13       1,405,186   2013
                                                                        11.45             12.65       1,616,553   2012
                                                                        11.41             11.45       1,924,540   2011
                                                                        10.33             11.41       2,149,127   2010
                                                                         7.77             10.33       2,395,213   2009
                                                                        11.26              7.77       2,828,261   2008
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.97            $14.84              --   2017
                                                                        12.27             13.97             144   2016
                                                                        13.17             12.27             171   2015
                                                                        12.54             13.17             173   2014
                                                                         9.97             12.54             184   2013
                                                                         8.90              9.97             215   2012
                                                                         9.17              8.90         162,820   2011
                                                                         8.41              9.17         172,695   2010
                                                                         6.81              8.41         306,036   2009
                                                                        11.04              6.81         323,116   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.04            $12.82              --   2017
                                                                        10.27             11.04              --   2016
                                                                        11.20             10.27              --   2015
                                                                        11.75             11.20              --   2014
                                                                         9.16             11.75              --   2013
                                                                         7.72              9.16              --   2012
                                                                         8.46              7.72              --   2011
                                                                         8.04              8.46              --   2010
                                                                         6.25              8.04              --   2009
                                                                        11.06              6.25              --   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.17            $ 9.04           3,779   2017
                                                                         9.35              9.17          53,171   2016
                                                                         9.54              9.35          22,230   2015
                                                                         9.73              9.54           1,892   2014
                                                                         9.92              9.73           7,113   2013
                                                                        10.00              9.92           7,086   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $16.97            $19.65          94,520   2017
                                                                        16.59             16.97         107,875   2016
                                                                        16.85             16.59         130,626   2015
                                                                        15.87             16.85         154,759   2014
                                                                        13.51             15.87         172,920   2013
                                                                        12.16             13.51         191,327   2012
                                                                        12.23             12.16         217,007   2011
                                                                        11.54             12.23         234,377   2010
                                                                         9.37             11.54         249,758   2009
                                                                        11.39              9.37         239,387   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $18.93            $24.13              0    2017
                                                                        18.94             18.93         50,637    2016
                                                                        17.26             18.94         57,163    2015
                                                                        16.22             17.26         73,153    2014
                                                                        12.64             16.22         87,129    2013
                                                                        10.41             12.64        115,060    2012
                                                                        11.41             10.41         91,643    2011
                                                                        10.93             11.41         92,373    2010
                                                                         7.63             10.93        284,574    2009
                                                                        13.98              7.63        348,823    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.93            $20.39             --    2017
                                                                        18.11             17.93             --    2016
                                                                        18.84             18.11             --    2015
                                                                        16.00             18.84             --    2014
                                                                        11.07             16.00             --    2013
                                                                         9.53             11.07             --    2012
                                                                         9.52              9.53             --    2011
                                                                         7.78              9.52             --    2010
                                                                         5.92              7.78             --    2009
                                                                        10.15              5.92             --    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.35            $16.75          4,472    2017
                                                                        12.75             14.35          5,234    2016
                                                                        13.61             12.75          6,676    2015
                                                                        12.23             13.61          7,885    2014
                                                                         9.92             12.23          9,026    2013
                                                                         8.87              9.92         12,963    2012
                                                                         8.40              8.87         14,574    2011
                                                                         7.64              8.40         10,325    2010
                                                                         6.36              7.64         14,203    2009
                                                                         9.97              6.36         21,088    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.47            $11.79             --    2017
                                                                         9.45             10.47             --    2016
                                                                         9.92              9.45             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.49            $19.89             --    2017
                                                                        15.52             16.49             --    2016
                                                                        15.84             15.52             --    2015
                                                                        14.59             15.84             --    2014
                                                                        11.30             14.59             --    2013
                                                                         9.70             11.30             --    2012
                                                                        10.13              9.70             --    2011
                                                                         9.32             10.13             --    2010
                                                                         7.51              9.32             --    2009
                                                                        11.48              7.51             --    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.32            $15.73         87,499    2017
                                                                        13.42             14.32         95,519    2016
                                                                        13.76             13.42        103,991    2015
                                                                        12.97             13.76        116,326    2014
                                                                        11.14             12.97        134,047    2013
                                                                        10.24             11.14        157,911    2012
                                                                        10.28             10.24        173,755    2011
                                                                         9.57             10.28        190,949    2010
                                                                         8.29              9.57        200,482    2009
                                                                        10.88              8.29        199,824    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $18.48            $20.75             --    2017
                                                                          16.94             18.48             --    2016
                                                                          20.27             16.94             --    2015
                                                                          18.39             20.27             --    2014
                                                                          15.60             18.39             --    2013
                                                                          14.05             15.60             --    2012
                                                                          13.46             14.05             --    2011
                                                                          12.09             13.46             --    2010
                                                                           9.28             12.09             --    2009
                                                                          15.22              9.28             --    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.06            $12.63             --    2017
                                                                           9.69             10.06             --    2016
                                                                          10.00              9.69             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.71            $17.01             --    2017
                                                                          14.33             13.71             --    2016
                                                                          14.15             14.33             --    2015
                                                                          12.54             14.15             --    2014
                                                                           9.88             12.54             --    2013
                                                                           8.85              9.88             --    2012
                                                                           9.16              8.85             --    2011
                                                                           8.55              9.16             --    2010
                                                                           6.05              8.55             --    2009
                                                                          11.36              6.05             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.24            $10.94         34,511    2017
                                                                           9.95             10.24         41,604    2016
                                                                          10.09              9.95         45,130    2015
                                                                           9.53             10.09         55,315    2014
                                                                           8.62              9.53         61,707    2013
                                                                           7.84              8.62         73,992    2012
                                                                           7.96              7.84         84,164    2011
                                                                           7.21              7.96         96,791    2010
                                                                           6.05              7.21        111,798    2009
                                                                          10.94              6.05        113,328    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.00            $16.37             --    2017
                                                                          12.99             13.00             --    2016
                                                                          12.46             12.99             --    2015
                                                                          12.04             12.46             --    2014
                                                                           9.05             12.04             --    2013
                                                                           7.95              9.05             --    2012
                                                                           8.04              7.95             --    2011
                                                                           6.45              8.04             --    2010
                                                                           4.97              6.45             --    2009
                                                                           9.98              4.97             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $13.17            $17.60         68,498    2017
                                                                          13.45             13.17         72,785    2016
                                                                          13.23             13.45        107,436    2015
                                                                          13.22             13.23        124,985    2014
                                                                          10.62             13.22        106,770    2013
                                                                           8.96             10.62        137,341    2012
                                                                           9.99              8.96        159,617    2011
                                                                           8.80              9.99        158,375    2010
                                                                           6.44              8.80        174,453    2009
                                                                          11.01              6.44        208,954    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $16.11            $18.43        162,419    2017
                                                                              14.77             16.11        199,207    2016
                                                                              14.61             14.77        146,479    2015
                                                                              13.49             14.61        171,698    2014
                                                                              10.47             13.49        209,143    2013
                                                                               9.16             10.47        277,112    2012
                                                                               9.37              9.16        630,635    2011
                                                                               8.25              9.37        676,751    2010
                                                                               6.57              8.25        434,165    2009
                                                                              10.92              6.57        477,437    2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $16.76            $18.72         48,032    2017
                                                                              14.52             16.76         57,583    2016
                                                                              15.77             14.52         98,590    2015
                                                                              14.41             15.77        107,401    2014
                                                                              10.45             14.41        195,924    2013
                                                                               9.06             10.45        280,961    2012
                                                                               9.46              9.06        316,891    2011
                                                                               7.84              9.46        333,776    2010
                                                                               5.84              7.84         66,467    2009
                                                                               9.61              5.84         78,648    2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.82            $14.26             --    2017
                                                                              11.58             12.82             --    2016
                                                                              13.01             11.58             --    2015
                                                                              13.21             13.01             --    2014
                                                                              13.45             13.21             --    2013
                                                                              11.95             13.45             --    2012
                                                                              11.96             11.95             --    2011
                                                                              10.79             11.96             --    2010
                                                                               9.07             10.79             --    2009
                                                                              11.00              9.07             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.65            $16.36         36,609    2017
                                                                              14.19             15.65         41,328    2016
                                                                              14.72             14.19        127,433    2015
                                                                              14.52             14.72         85,705    2014
                                                                              14.01             14.52         63,300    2013
                                                                              12.50             14.01         68,840    2012
                                                                              12.34             12.50        115,273    2011
                                                                              10.99             12.34        127,917    2010
                                                                               7.99             10.99         94,069    2009
                                                                              10.66              7.99        113,731    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.12            $18.29         32,888    2017
                                                                              17.34             17.12         37,848    2016
                                                                              17.93             17.34             47    2015
                                                                              14.75             17.93             50    2014
                                                                              17.28             14.75             62    2013
                                                                              16.88             17.28             50    2012
                                                                              13.46             16.88             49    2011
                                                                              12.30             13.46             --    2010
                                                                              13.12             12.30         81,527    2009
                                                                              11.41             13.12         66,036    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.73            $11.66         51,355    2017
                                                                 11.80             11.73         55,418    2016
                                                                 12.00             11.80        153,524    2015
                                                                 12.13             12.00        452,504    2014
                                                                 12.39             12.13        452,775    2013
                                                                 11.94             12.39        465,941    2012
                                                                 12.04             11.94        479,356    2011
                                                                 11.66             12.04        522,151    2010
                                                                 10.50             11.66        699,668    2009
                                                                 10.75             10.50        664,021    2008
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.27            $14.68        287,598    2017
                                                                 14.17             14.27        318,501    2016
                                                                 14.39             14.17        383,479    2015
                                                                 14.07             14.39        235,033    2014
                                                                 14.64             14.07        294,842    2013
                                                                 13.62             14.64        299,311    2012
                                                                 13.41             13.62        355,981    2011
                                                                 12.65             13.41        396,319    2010
                                                                 11.32             12.65        208,264    2009
                                                                 11.01             11.32        200,239    2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.28            $19.44             --    2017
                                                                 15.39             15.28             --    2016
                                                                 14.83             15.39             --    2015
                                                                 14.17             14.83             --    2014
                                                                 11.17             14.17             --    2013
                                                                 10.30             11.17             --    2012
                                                                 11.00             10.30             --    2011
                                                                 10.45             11.00             --    2010
                                                                  6.77             10.45            539    2009
                                                                 11.40              6.77             --    2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $17.33            $23.14             --    2017
                                                                 17.91             17.33             --    2016
                                                                 16.45             17.91             --    2015
                                                                 15.31             16.45             --    2014
                                                                 11.39             15.31             --    2013
                                                                 10.04             11.39             --    2012
                                                                 10.25             10.04             --    2011
                                                                  9.38             10.25             --    2010
                                                                  6.71              9.38             --    2009
                                                                 10.95              6.71             --    2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 7.48            $ 7.29        127,801    2017
                                                                  6.11              7.48         83,919    2016
                                                                  8.76              6.11         57,451    2015
                                                                 11.14              8.76         48,444    2014
                                                                 10.35             11.14         41,893    2013
                                                                 10.87             10.35         47,029    2012
                                                                 13.75             10.87             38    2011
                                                                 11.00             13.75             --    2010
                                                                  6.36             11.00         47,429    2009
                                                                 13.85              6.36         73,101    2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $22.45            $28.86             --    2017
                                                                21.60             22.45             --    2016
                                                                20.36             21.60             --    2015
                                                                17.68             20.36             --    2014
                                                                13.39             17.68             --    2013
                                                                11.70             13.39             --    2012
                                                                11.68             11.70             --    2011
                                                                10.05             11.68             --    2010
                                                                 6.74             10.05             --    2009
                                                                11.84              6.74             --    2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.83            $11.97             --    2017
                                                                11.71             11.83             --    2016
                                                                12.00             11.71             --    2015
                                                                11.64             12.00             --    2014
                                                                12.03             11.64             --    2013
                                                                11.61             12.03             --    2012
                                                                11.05             11.61             --    2011
                                                                10.47             11.05             --    2010
                                                                 9.90             10.47             --    2009
                                                                10.64              9.90             --    2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.53            $22.06             --    2017
                                                                17.45             17.53             --    2016
                                                                17.23             17.45             --    2015
                                                                15.40             17.23             --    2014
                                                                11.65             15.40             --    2013
                                                                 9.83             11.65             --    2012
                                                                 9.98              9.83             --    2011
                                                                 9.12              9.98             --    2010
                                                                 6.70              9.12             --    2009
                                                                10.79              6.70             --    2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.71            $19.41         30,943    2017
                                                                17.66             18.71         35,000    2016
                                                                17.23             17.66         41,670    2015
                                                                13.32             17.23         48,829    2014
                                                                13.24             13.32        103,262    2013
                                                                11.56             13.24         36,927    2012
                                                                10.74             11.56         42,462    2011
                                                                 8.49             10.74         50,146    2010
                                                                 6.38              8.49         61,136    2009
                                                                10.17              6.38         74,070    2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $16.86            $20.09             --    2017
                                                                15.41             16.86             --    2016
                                                                15.55             15.41             --    2015
                                                                14.00             15.55             --    2014
                                                                10.82             14.00             --    2013
                                                                 9.54             10.82             --    2012
                                                                 9.56              9.54             --    2011
                                                                 8.49              9.56             --    2010
                                                                 6.86              8.49             99    2009
                                                                11.17              6.86             --    2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $17.32            $19.14              --   2017
                                                          14.27             17.32              --   2016
                                                          15.18             14.27              --   2015
                                                          14.92             15.18              --   2014
                                                          11.12             14.92              --   2013
                                                           9.90             11.12              --   2012
                                                           9.79              9.90              --   2011
                                                           7.83              9.79              --   2010
                                                           6.10              7.83              --   2009
                                                           9.97              6.10              --   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $12.38            $14.00       1,689,425   2017
                                                          11.91             12.38       2,079,638   2016
                                                          12.31             11.91       2,350,100   2015
                                                          11.95             12.31       2,705,927   2014
                                                          10.63             11.95       3,068,377   2013
                                                           9.66             10.63       3,461,685   2012
                                                          10.16              9.66       4,044,326   2011
                                                           9.48             10.16       4,485,507   2010
                                                           8.02              9.48       4,921,902   2009
                                                          11.58              8.02       5,249,287   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $16.15            $18.98              --   2017
                                                          15.06             16.15              --   2016
                                                          15.72             15.06              --   2015
                                                          14.22             15.72              --   2014
                                                          10.83             14.22              --   2013
                                                           9.54             10.83              --   2012
                                                          10.02              9.54              --   2011
                                                           9.27             10.02              --   2010
                                                           7.18              9.27              --   2009
                                                          11.45              7.18              --   2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.81            $24.83              --   2017
                                                          19.08             18.81              --   2016
                                                          19.21             19.08              --   2015
                                                          18.86             19.21              --   2014
                                                          13.75             18.86              --   2013
                                                          11.65             13.75              --   2012
                                                          12.58             11.65              --   2011
                                                          10.00             12.58              --   2010
--------------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.94            $13.55            684    2017
                                                            11.65             11.94            726    2016
                                                            11.71             11.65            716    2015
                                                            11.14             11.71            741    2014
                                                             9.76             11.14            754    2013
                                                             8.77              9.76            759    2012
                                                             9.22              8.77          1,030    2011
                                                             8.52              9.22          1,009    2010
                                                             6.97              8.52            249    2009
                                                            10.18              6.97            254    2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.89            $17.25             --    2017
                                                            13.25             12.89             --    2016
                                                            13.15             13.25             --    2015
                                                            12.78             13.15             --    2014
                                                            10.60             12.78             --    2013
                                                             9.53             10.60             --    2012
                                                            12.68              9.53              7    2011
                                                            10.90             12.68            306    2010
                                                             7.25             10.90             --    2009
                                                            14.06              7.25             --    2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.40            $21.42          4,500    2017
                                                            16.88             18.40          4,760    2016
                                                            16.95             16.88          5,144    2015
                                                            15.81             16.95          5,290    2014
                                                            11.96             15.81          6,556    2013
                                                            10.40             11.96          8,439    2012
                                                             9.99             10.40         14,831    2011
                                                             9.02              9.99         19,356    2010
                                                             7.64              9.02         41,042    2009
                                                            13.12              7.64         43,370    2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.83            $12.07         18,973    2017
                                                            10.10              9.83         45,514    2016
                                                            10.05             10.10         41,657    2015
                                                            10.94             10.05         46,125    2014
                                                             9.08             10.94         47,756    2013
                                                             8.10              9.08         72,981    2012
                                                            10.25              8.10         79,350    2011
                                                            10.01             10.25         88,331    2010
                                                             7.59             10.01         92,269    2009
                                                            16.56              7.59        105,741    2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.37            $26.33            144    2017
                                                            20.28             20.37            170    2016
                                                            18.64             20.28            164    2015
                                                            16.68             18.64            587    2014
                                                            12.40             16.68            713    2013
                                                            10.83             12.40            820    2012
                                                            11.46             10.83            899    2011
                                                            10.63             11.46            899    2010
                                                             7.90             10.63          1,988    2009
                                                            13.38              7.90          6,148    2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.60            $21.80            --     2017
                                                                        15.92             16.60            --     2016
                                                                        16.48             15.92            --     2015
                                                                        17.14             16.48         7,450     2014
                                                                        12.02             17.14            --     2013
                                                                        10.67             12.02            --     2012
                                                                        10.43             10.67             5     2011
                                                                         7.78             10.43           392     2010
                                                                         5.61              7.78            --     2009
                                                                        10.52              5.61            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.41            $18.01            --     2017
                                                                        14.35             14.41            --     2016
                                                                        13.92             14.35            --     2015
                                                                        13.08             13.92            --     2014
                                                                         9.51             13.08            --     2013
                                                                        10.00              9.51            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $19.18            $23.91            --     2017
                                                                        19.15             19.18            --     2016
                                                                        18.63             19.15            --     2015
                                                                        17.55             18.63            --     2014
                                                                        12.79             17.55            --     2013
                                                                        11.49             12.79            --     2012
                                                                        12.51             11.49            --     2011
                                                                        10.66             12.51            --     2010
                                                                         6.55             10.66            --     2009
                                                                        13.12              6.55            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.26            $22.23         5,001     2017
                                                                        16.77             19.26        20,978     2016
                                                                        18.22             16.77         8,258     2015
                                                                        17.01             18.22        11,092     2014
                                                                        12.78             17.01        17,074     2013
                                                                        10.95             12.78        21,115     2012
                                                                        11.39             10.95        32,449     2011
                                                                        10.03             11.39        55,158     2010
                                                                         7.96             10.03        66,154     2009
                                                                        12.63              7.96        75,858     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.69            $17.43        22,485     2017
                                                                        14.50             15.69        26,866     2016
                                                                        15.68             14.50           598     2015
                                                                        14.77             15.68           574     2014
                                                                        11.64             14.77           646     2013
                                                                        10.42             11.64           707     2012
                                                                        10.62             10.42         1,596     2011
                                                                         9.88             10.62         1,780     2010
                                                                         7.84              9.88         1,742     2009
                                                                        11.44              7.84         1,844     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.71            $16.00           373     2017
                                                                        13.05             14.71         5,439     2016
                                                                        13.65             13.05         5,681     2015
                                                                        12.79             13.65         5,642     2014
                                                                        10.43             12.79         9,478     2013
                                                                         9.46             10.43         3,980     2012
                                                                         9.76              9.46         5,291     2011
                                                                         8.88              9.76         1,299     2010
                                                                         7.38              8.88         6,117     2009
                                                                         9.73              7.38         5,381     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.28            $19.61        10,380     2017
                                                                               16.70             16.28         9,008     2016
                                                                               17.47             16.70        20,563     2015
                                                                               17.78             17.47        14,646     2014
                                                                               15.26             17.78        18,968     2013
                                                                               13.49             15.26        23,092     2012
                                                                               14.78             13.49        25,126     2011
                                                                               13.37             14.78        30,110     2010
                                                                               10.10             13.37        42,296     2009
                                                                               17.30             10.10        46,579     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.40            $15.42         4,640     2017
                                                                               11.57             13.40         5,358     2016
                                                                               13.20             11.57         7,778     2015
                                                                               12.64             13.20        10,926     2014
                                                                                9.66             12.64        11,924     2013
                                                                                8.37              9.66        13,659     2012
                                                                                8.83              8.37        25,039     2011
                                                                                8.41              8.83        32,289     2010
                                                                                5.80              8.41        35,730     2009
                                                                               12.28              5.80        52,479     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.85            $12.06        14,649     2017
                                                                               11.56             11.85        17,445     2016
                                                                               12.08             11.56         6,616     2015
                                                                               11.92             12.08        26,555     2014
                                                                               13.27             11.92        34,467     2013
                                                                               12.59             13.27        31,610     2012
                                                                               11.47             12.59        41,044     2011
                                                                               11.12             11.47        65,945     2010
                                                                               10.28             11.12        95,847     2009
                                                                               10.65             10.28        81,442     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.34            $22.73           840     2017
                                                                               16.79             20.34         1,314     2016
                                                                               18.35             16.79         1,890     2015
                                                                               17.80             18.35         1,917     2014
                                                                               12.76             17.80         3,186     2013
                                                                               11.48             12.76         3,996     2012
                                                                               12.01             11.48         6,546     2011
                                                                                9.53             12.01        12,213     2010
                                                                                7.59              9.53        15,504     2009
                                                                               12.93              7.59        14,322     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.83            $19.96         5,887     2017
                                                                               16.29             18.83        12,260     2016
                                                                               17.69             16.29           497     2015
                                                                               16.44             17.69           689     2014
                                                                               12.17             16.44         1,143     2013
                                                                               10.89             12.17         1,708     2012
                                                                               11.42             10.89         5,308     2011
                                                                               10.34             11.42         6,534     2010
                                                                                8.05             10.34         7,289     2009
                                                                               13.00              8.05        15,350     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares                            $16.54            $18.46         85,551    2017
                                      16.23             16.54         92,189    2016
                                      16.70             16.23        352,389    2015
                                      16.69             16.70        351,406    2014
                                      14.87             16.69        357,607    2013
                                      13.77             14.87        372,034    2012
                                      14.56             13.77        133,489    2011
                                      13.52             14.56        137,741    2010
                                      11.39             13.52         44,181    2009
                                      14.45             11.39         56,851    2008
------------------------------------------------------------------------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares                  $18.77            $23.81             --    2017
                                      17.78             18.77             --    2016
                                      17.67             17.78             --    2015
                                      15.80             17.67             --    2014
                                      12.05             15.80             --    2013
                                      10.69             12.05             --    2012
                                      10.65             10.69             --    2011
                                       9.42             10.65             --    2010
                                       7.58              9.42             --    2009
                                      13.07              7.58             --    2008
------------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
------------------------------------------------------------------------------------
 Columbia Variable Portfolio
   -- Select International
   Equity Fund -- Class 2            $ 9.68            $12.09         13,563    2017
                                      10.00              9.68         15,910    2016
------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis
   Sayles Growth Fund --
   Class 1                           $10.42            $13.61         21,872    2017
                                      10.00             10.42         10,540    2016
------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        $12.74            $12.94          6,371    2017
                                      11.92             12.74          7,677    2016
                                      12.26             11.92         10,095    2015
                                      12.42             12.26         20,032    2014
                                      12.19             12.42         25,815    2013
                                      11.57             12.19         19,917    2012
                                      11.49             11.57          1,482    2011
                                      10.73             11.49          1,637    2010
                                       7.58             10.73         25,820    2009
                                      10.59              7.58         28,649    2008
------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------
 Federated High Income Bond
   Fund II -- Service Shares         $18.74            $19.60          1,492    2017
                                      16.67             18.74          1,460    2016
                                      17.46             16.67          1,694    2015
                                      17.37             17.46          2,355    2014
                                      16.58             17.37          2,552    2013
                                      14.78             16.58          2,870    2012
                                      14.35             14.78          4,183    2011
                                      12.78             14.35          6,286    2010
                                       8.54             12.78          9,197    2009
                                      11.77              8.54         12,319    2008
------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $20.54            $25.80            287    2017
                                                                         20.24             20.54            317    2016
                                                                         19.42             20.24            328    2015
                                                                         18.08             19.42            357    2014
                                                                         13.19             18.08            701    2013
                                                                         11.49             13.19          1,460    2012
                                                                         13.53             11.49         24,774    2011
                                                                         11.70             13.53         29,308    2010
                                                                          9.24             11.70         21,178    2009
                                                                         16.20              9.24         21,873    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.06            $16.81         33,667    2017
                                                                         14.92             15.06         38,969    2016
                                                                         15.21             14.92         47,152    2015
                                                                         14.68             15.21         53,207    2014
                                                                         12.97             14.68         68,471    2013
                                                                         11.77             12.97         92,270    2012
                                                                         12.34             11.77        146,043    2011
                                                                         11.03             12.34        198,067    2010
                                                                          8.73             11.03        250,949    2009
                                                                         12.51              8.73        239,353    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.66            $17.85         15,705    2017
                                                                         14.91             15.66         17,731    2016
                                                                         15.14             14.91         15,301    2015
                                                                         14.02             15.14         19,779    2014
                                                                         11.97             14.02         25,713    2013
                                                                         10.63             11.97         67,073    2012
                                                                         11.26             10.63         68,207    2011
                                                                          9.74             11.26         62,899    2010
                                                                          7.17              9.74         70,115    2009
                                                                         11.10              7.17         40,202    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.98            $26.23          9,765    2017
                                                                         20.79             21.98          8,818    2016
                                                                         21.09             20.79         36,150    2015
                                                                         19.25             21.09         37,126    2014
                                                                         14.97             19.25         57,242    2013
                                                                         13.14             14.97         73,342    2012
                                                                         13.77             13.14          2,234    2011
                                                                         12.00             13.77          2,266    2010
                                                                          9.02             12.00          3,666    2009
                                                                         16.04              9.02          4,301    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.06            $26.74             --    2017
                                                                         21.89             22.06             --    2016
                                                                         22.08             21.89             --    2015
                                                                         20.33             22.08             --    2014
                                                                         14.98             20.33             --    2013
                                                                         12.48             14.98             --    2012
                                                                         13.08             12.48             --    2011
                                                                         11.30             13.08            296    2010
                                                                          8.48             11.30             --    2009
                                                                         14.72              8.48             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $17.68            $19.55         8,971     2017
                                                                  15.30             17.68         3,077     2016
                                                                  16.28             15.30        23,209     2015
                                                                  15.29             16.28        33,234     2014
                                                                  12.19             15.29        47,618     2013
                                                                  10.61             12.19        58,918     2012
                                                                  10.74             10.61        22,553     2011
                                                                   9.52             10.74        38,271     2010
                                                                   7.47              9.52        47,939     2009
                                                                  13.30              7.47        44,765     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $19.22            $22.00            --     2017
                                                                  16.91             19.22            --     2016
                                                                  17.68             16.91            --     2015
                                                                  16.34             17.68            --     2014
                                                                  12.49             16.34            --     2013
                                                                  10.77             12.49            --     2012
                                                                  10.82             10.77            --     2011
                                                                   9.63             10.82            --     2010
                                                                   7.72              9.63            --     2009
                                                                  13.54              7.72            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.10            $21.21         1,431     2017
                                                                  16.39             16.10         1,580     2016
                                                                  15.86             16.39        19,322     2015
                                                                  14.43             15.86         8,819     2014
                                                                  10.69             14.43        12,089     2013
                                                                  10.00             10.69        15,830     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.40            $24.35         1,347     2017
                                                                  18.65             18.40         1,761     2016
                                                                  17.77             18.65         2,231     2015
                                                                  16.31             17.77         6,760     2014
                                                                  12.22             16.31         7,710     2013
                                                                  10.88             12.22         9,361     2012
                                                                  11.09             10.88        10,645     2011
                                                                   9.12             11.09        24,598     2010
                                                                   7.26              9.12        30,111     2009
                                                                  14.04              7.26        26,654     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.38            $12.64        45,511     2017
                                                                  12.07             12.38        55,330     2016
                                                                  12.40             12.07        59,932     2015
                                                                  11.97             12.40        36,189     2014
                                                                  12.45             11.97        55,420     2013
                                                                  12.01             12.45        60,927     2012
                                                                  11.43             12.01         2,199     2011
                                                                  10.83             11.43         1,219     2010
                                                                   9.56             10.83         2,340     2009
                                                                  10.09              9.56         2,408     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $26.24            $31.04         9,278     2017
                                                                  23.88             26.24        12,059     2016
                                                                  24.73             23.88        14,054     2015
                                                                  23.77             24.73        25,317     2014
                                                                  17.82             23.77        29,964     2013
                                                                  15.85             17.82        39,140     2012
                                                                  18.11             15.85        16,830     2011
                                                                  14.35             18.11        25,858     2010
                                                                  10.46             14.35        38,205     2009
                                                                  17.65             10.46        48,405     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.46            $21.58             --    2017
                                                                         17.21             18.46             --    2016
                                                                         18.12             17.21             --    2015
                                                                         17.33             18.12             --    2014
                                                                         13.56             17.33             --    2013
                                                                         10.87             13.56             --    2012
                                                                         12.18             10.87             --    2011
                                                                          9.82             12.18            491    2010
                                                                          6.37              9.82          1,191    2009
                                                                         13.32              6.37             --    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.83            $13.00            153    2017
                                                                         10.65             11.83            253    2016
                                                                         11.57             10.65            258    2015
                                                                         11.46             11.57            251    2014
                                                                          9.43             11.46            239    2013
                                                                          8.33              9.43          4,984    2012
                                                                          8.62              8.33          7,340    2011
                                                                          7.97              8.62         20,505    2010
                                                                          6.23              7.97         24,805    2009
                                                                          9.90              6.23         17,450    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.24            $17.48         88,356    2017
                                                                         14.51             16.24         98,540    2016
                                                                         15.90             14.51        124,287    2015
                                                                         15.49             15.90        132,325    2014
                                                                         13.85             15.49        170,362    2013
                                                                         12.52             13.85        288,667    2012
                                                                         12.46             12.52        401,637    2011
                                                                         11.27             12.46        576,263    2010
                                                                          8.47             11.27        571,860    2009
                                                                         12.27              8.47        652,041    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.60            $17.66            461    2017
                                                                         14.57             16.60            437    2016
                                                                         15.62             14.57            502    2015
                                                                         14.86             15.62            489    2014
                                                                         11.80             14.86            896    2013
                                                                         10.52             11.80          1,667    2012
                                                                         10.84             10.52         27,755    2011
                                                                          9.93             10.84         36,818    2010
                                                                          8.02              9.93         61,330    2009
                                                                         13.00              8.02         61,671    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.16            $12.98             --    2017
                                                                         10.37             11.16             --    2016
                                                                         11.30             10.37             --    2015
                                                                         11.84             11.30             --    2014
                                                                          9.22             11.84             --    2013
                                                                          7.76              9.22             --    2012
                                                                          8.50              7.76             --    2011
                                                                          8.07              8.50             --    2010
                                                                          6.27              8.07             --    2009
                                                                         11.07              6.27             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.22            $ 9.09        166,355    2017
                                                                         9.39              9.22         50,182    2016
                                                                         9.56              9.39         75,522    2015
                                                                         9.74              9.56         69,902    2014
                                                                         9.92              9.74         82,332    2013
                                                                        10.00              9.92         77,778    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.04            $21.85          2,396    2017
                                                                        17.98             20.04          2,928    2016
                                                                        20.19             17.98          3,457    2015
                                                                        18.11             20.19          3,855    2014
                                                                        13.88             18.11          4,303    2013
                                                                        11.94             13.88          4,992    2012
                                                                        12.99             11.94          7,792    2011
                                                                        10.59             12.99          7,721    2010
                                                                         8.10             10.59         11,959    2009
                                                                        13.12              8.10         13,927    2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.06            $23.26         99,511    2017
                                                                        19.59             20.06        114,054    2016
                                                                        19.87             19.59        126,509    2015
                                                                        18.71             19.87        105,564    2014
                                                                        15.91             18.71        114,227    2013
                                                                        14.30             15.91        151,959    2012
                                                                        14.37             14.30        178,329    2011
                                                                        13.54             14.37        255,578    2010
                                                                        10.99             13.54        254,630    2009
                                                                        13.34             10.99        242,012    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.59            $31.37            286    2017
                                                                        24.57             24.59          6,000    2016
                                                                        22.37             24.57          7,452    2015
                                                                        21.01             22.37          8,546    2014
                                                                        16.35             21.01         12,437    2013
                                                                        13.45             16.35         15,884    2012
                                                                        14.73             13.45         15,772    2011
                                                                        14.09             14.73         19,459    2010
                                                                         9.83             14.09         55,520    2009
                                                                        17.99              9.83         63,902    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $15.73            $20.20             --    2017
                                                                        17.18             15.73             --    2016
                                                                        19.19             17.18             --    2015
                                                                        22.25             19.19             --    2014
                                                                        19.83             22.25             --    2013
                                                                        17.86             19.83             --    2012
                                                                        26.89             17.86             --    2011
                                                                        21.91             26.89             --    2010
                                                                        12.47             21.91             --    2009
                                                                        26.59             12.47             --    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.72            $24.73          1,343    2017
                                                                        21.92             21.72          1,422    2016
                                                                        22.78             21.92          1,471    2015
                                                                        19.33             22.78          1,544    2014
                                                                        13.36             19.33          4,289    2013
                                                                        11.49             13.36          5,234    2012
                                                                        11.46             11.49          8,626    2011
                                                                         9.36             11.46         11,243    2010
                                                                         7.11              9.36         15,470    2009
                                                                        12.19              7.11         20,014    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.49            $16.93         16,194    2017
                                                                        12.86             14.49         16,498    2016
                                                                        13.72             12.86         18,434    2015
                                                                        12.31             13.72         19,256    2014
                                                                         9.98             12.31         21,929    2013
                                                                         8.92              9.98         23,822    2012
                                                                         8.43              8.92         35,691    2011
                                                                         7.66              8.43         45,591    2010
                                                                         6.37              7.66         46,304    2009
                                                                         9.97              6.37         47,897    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.49            $11.82          1,907    2017
                                                                         9.46             10.49          2,589    2016
                                                                         9.92              9.46          3,772    2015
                                                                        10.00              9.92          3,858    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $20.24            $24.44             --    2017
                                                                        19.04             20.24             --    2016
                                                                        19.40             19.04             --    2015
                                                                        17.86             19.40             --    2014
                                                                        13.81             17.86             --    2013
                                                                        11.84             13.81             --    2012
                                                                        12.36             11.84             --    2011
                                                                        11.36             12.36             --    2010
                                                                         9.14             11.36             --    2009
                                                                        13.96              9.14             --    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $20.74            $25.71            862    2017
                                                                        19.42             20.74            953    2016
                                                                        20.22             19.42          1,031    2015
                                                                        22.27             20.22          2,027    2014
                                                                        16.07             22.27          1,886    2013
                                                                        13.54             16.07          2,427    2012
                                                                        15.41             13.54          3,689    2011
                                                                        11.55             15.41          5,360    2010
                                                                         7.22             11.55         11,246    2009
                                                                        12.17              7.22         14,136    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.29            $16.81         51,417    2017
                                                                        14.32             15.29         61,321    2016
                                                                        14.67             14.32         80,683    2015
                                                                        13.81             14.67        106,158    2014
                                                                        11.85             13.81        128,543    2013
                                                                        10.88             11.85        140,704    2012
                                                                        10.91             10.88        211,510    2011
                                                                        10.14             10.91        289,737    2010
                                                                         8.78             10.14        319,779    2009
                                                                        11.51              8.78        317,970    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $28.08            $31.55            230    2017
                                                                          25.72             28.08            230    2016
                                                                          30.74             25.72            231    2015
                                                                          27.84             30.74            231    2014
                                                                          23.60             27.84            232    2013
                                                                          21.24             23.60            233    2012
                                                                          20.32             21.24            233    2011
                                                                          18.24             20.32            234    2010
                                                                          13.98             18.24            307    2009
                                                                          22.91             13.98            308    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.07            $12.67            630    2017
                                                                           9.70             10.07            719    2016
                                                                          10.00              9.70            721    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.82            $19.64             --    2017
                                                                          16.52             15.82             --    2016
                                                                          16.30             16.52             --    2015
                                                                          14.42             16.30             --    2014
                                                                          11.35             14.42             --    2013
                                                                          10.16             11.35             --    2012
                                                                          10.50             10.16             --    2011
                                                                           9.80             10.50             --    2010
                                                                           6.93              9.80            124    2009
                                                                          12.99              6.93            125    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.61            $12.42        109,190    2017
                                                                          11.27             11.61        113,620    2016
                                                                          11.42             11.27        133,062    2015
                                                                          10.77             11.42        134,571    2014
                                                                           9.72             10.77        186,353    2013
                                                                           8.84              9.72        210,432    2012
                                                                           8.97              8.84        258,707    2011
                                                                           8.11              8.97        341,728    2010
                                                                           6.80              8.11        363,688    2009
                                                                          12.28              6.80        378,546    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $17.06            $21.50             --    2017
                                                                          17.02             17.06             --    2016
                                                                          16.31             17.02             --    2015
                                                                          15.75             16.31             --    2014
                                                                          11.83             15.75             --    2013
                                                                          10.37             11.83             --    2012
                                                                          10.48             10.37             --    2011
                                                                           8.40             10.48             --    2010
                                                                           6.47              8.40             --    2009
                                                                          12.98              6.47             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.79            $25.14          6,518    2017
                                                                          19.17             18.79          7,798    2016
                                                                          18.84             19.17         12,552    2015
                                                                          18.81             18.84         13,120    2014
                                                                          15.09             18.81         13,117    2013
                                                                          12.71             15.09         16,472    2012
                                                                          14.16             12.71         22,457    2011
                                                                          12.47             14.16         27,890    2010
                                                                           9.11             12.47         29,132    2009
                                                                          15.56              9.11         33,184    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $19.21            $22.00         19,660    2017
                                                                              17.59             19.21         26,221    2016
                                                                              17.38             17.59         22,024    2015
                                                                              16.04             17.38         23,126    2014
                                                                              12.43             16.04         32,953    2013
                                                                              10.86             12.43         43,478    2012
                                                                              11.10             10.86        106,151    2011
                                                                               9.77             11.10        142,734    2010
                                                                               7.77              9.77         87,258    2009
                                                                              12.91              7.77         91,391    2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $24.30            $27.18          6,922    2017
                                                                              21.04             24.30          8,620    2016
                                                                              22.83             21.04         14,802    2015
                                                                              20.83             22.83         14,938    2014
                                                                              15.09             20.83         28,227    2013
                                                                              13.07             15.09         39,317    2012
                                                                              13.64             13.07         53,271    2011
                                                                              11.29             13.64         72,472    2010
                                                                               8.41             11.29         34,422    2009
                                                                              13.82              8.41         42,093    2008
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.32            $14.82             --    2017
                                                                              12.02             13.32             --    2016
                                                                              13.48             12.02             --    2015
                                                                              13.68             13.48             --    2014
                                                                              13.92             13.68             --    2013
                                                                              12.35             13.92             --    2012
                                                                              12.35             12.35             --    2011
                                                                              11.13             12.35             --    2010
                                                                               9.34             11.13             --    2009
                                                                              11.32              9.34             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.80            $18.63          7,015    2017
                                                                              16.13             17.80          8,511    2016
                                                                              16.71             16.13         22,357    2015
                                                                              16.47             16.71         18,070    2014
                                                                              15.87             16.47         17,840    2013
                                                                              14.15             15.87         18,155    2012
                                                                              13.95             14.15         31,673    2011
                                                                              12.42             13.95         46,944    2010
                                                                               9.02             12.42         42,852    2009
                                                                              12.01              9.02         52,871    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.74            $18.98          4,554    2017
                                                                              17.96             17.74          5,787    2016
                                                                              18.55             17.96          1,170    2015
                                                                              15.24             18.55          2,258    2014
                                                                              17.84             15.24          3,657    2013
                                                                              17.40             17.84          3,982    2012
                                                                              13.87             17.40          5,195    2011
                                                                              12.66             13.87          9,361    2010
                                                                              13.49             12.66         28,575    2009
                                                                              11.72             13.49         23,768    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.80            $11.74         26,755    2017
                                                                 11.85             11.80         29,462    2016
                                                                 12.04             11.85         48,118    2015
                                                                 12.16             12.04         95,080    2014
                                                                 12.41             12.16        113,584    2013
                                                                 11.94             12.41        110,638    2012
                                                                 12.04             11.94        147,159    2011
                                                                 11.65             12.04        208,563    2010
                                                                 10.47             11.65        258,234    2009
                                                                 10.71             10.47        239,016    2008
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.76            $15.19         54,864    2017
                                                                 14.64             14.76         63,941    2016
                                                                 14.85             14.64         80,640    2015
                                                                 14.51             14.85         70,456    2014
                                                                 15.08             14.51         93,934    2013
                                                                 14.02             15.08         89,173    2012
                                                                 13.79             14.02        117,876    2011
                                                                 12.99             13.79        166,189    2010
                                                                 11.61             12.99        127,359    2009
                                                                 11.28             11.61        134,035    2008
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.98            $28.00             97    2017
                                                                 22.12             21.98            110    2016
                                                                 21.29             22.12            108    2015
                                                                 20.33             21.29            113    2014
                                                                 16.01             20.33            711    2013
                                                                 14.75             16.01            887    2012
                                                                 15.74             14.75            877    2011
                                                                 14.93             15.74            883    2010
                                                                  9.67             14.93          1,723    2009
                                                                 16.25              9.67          2,442    2008
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $21.25            $28.39          1,585    2017
                                                                 21.93             21.25          1,963    2016
                                                                 20.12             21.93          1,914    2015
                                                                 18.71             20.12          2,198    2014
                                                                 13.90             18.71          2,427    2013
                                                                 12.24             13.90          2,933    2012
                                                                 12.48             12.24          3,116    2011
                                                                 11.41             12.48          5,069    2010
                                                                  8.15             11.41          5,114    2009
                                                                 13.30              8.15          5,964    2008
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.98            $13.65          8,918    2017
                                                                 11.41             13.98          6,697    2016
                                                                 16.34             11.41          5,134    2015
                                                                 20.76             16.34          3,863    2014
                                                                 19.27             20.76          3,939    2013
                                                                 20.22             19.27          4,192    2012
                                                                 25.55             20.22            264    2011
                                                                 20.42             25.55            237    2010
                                                                 11.79             20.42          6,400    2009
                                                                 25.67             11.79          9,368    2008
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $25.86            $33.28            --     2017
                                                                24.86             25.86            --     2016
                                                                23.40             24.86            --     2015
                                                                20.30             23.40            --     2014
                                                                15.36             20.30            --     2013
                                                                13.40             15.36            --     2012
                                                                13.37             13.40            --     2011
                                                                11.49             13.37            --     2010
                                                                 7.70             11.49            --     2009
                                                                13.51              7.70            --     2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.11            $12.27         1,976     2017
                                                                11.98             12.11         2,163     2016
                                                                12.26             11.98         2,421     2015
                                                                11.88             12.26         5,261     2014
                                                                12.27             11.88         6,290     2013
                                                                11.83             12.27         6,507     2012
                                                                11.24             11.83        10,931     2011
                                                                10.65             11.24        18,310     2010
                                                                10.06             10.65        34,777     2009
                                                                10.80             10.06        30,786     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.18            $24.16            --     2017
                                                                19.07             19.18            --     2016
                                                                18.81             19.07            --     2015
                                                                16.80             18.81            --     2014
                                                                12.69             16.80            --     2013
                                                                10.70             12.69            --     2012
                                                                10.85             10.70            --     2011
                                                                 9.90             10.85            --     2010
                                                                 7.27              9.90            --     2009
                                                                11.70              7.27            --     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $30.35            $31.53         2,701     2017
                                                                28.63             30.35         3,353     2016
                                                                27.90             28.63         4,369     2015
                                                                21.55             27.90         4,567     2014
                                                                21.40             21.55        10,941     2013
                                                                18.67             21.40         4,033     2012
                                                                17.31             18.67         5,348     2011
                                                                13.68             17.31         8,011     2010
                                                                10.26             13.68         9,187     2009
                                                                16.35             10.26        10,448     2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.93            $23.77            86     2017
                                                                18.19             19.93            91     2016
                                                                18.34             18.19            99     2015
                                                                16.49             18.34            99     2014
                                                                12.73             16.49           660     2013
                                                                11.21             12.73           837     2012
                                                                11.23             11.21           866     2011
                                                                 9.96             11.23           928     2010
                                                                 8.04              9.96         1,917     2009
                                                                13.08              8.04         2,203     2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $23.30            $25.78             596   2017
                                                          19.18             23.30             695   2016
                                                          20.38             19.18           1,009   2015
                                                          20.01             20.38           3,373   2014
                                                          14.90             20.01           3,703   2013
                                                          13.25             14.90           4,619   2012
                                                          13.09             13.25           6,720   2011
                                                          10.46             13.09           8,032   2010
                                                           8.14             10.46           9,994   2009
                                                          13.29              8.14          15,515   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $14.62            $16.59       1,016,238   2017
                                                          14.01             14.62       1,240,637   2016
                                                          14.43             14.01       1,431,286   2015
                                                          13.96             14.43       1,726,139   2014
                                                          12.38             13.96       2,172,431   2013
                                                          11.21             12.38       2,706,497   2012
                                                          11.75             11.21       4,027,001   2011
                                                          10.92             11.75       5,858,709   2010
                                                           9.21             10.92       6,881,300   2009
                                                          13.27              9.21       7,340,360   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $12.52            $14.16          35,124   2017
                                                          12.02             12.52          39,448   2016
                                                          12.42             12.02          63,850   2015
                                                          12.04             12.42          71,560   2014
                                                          10.70             12.04         103,569   2013
                                                           9.71             10.70         136,324   2012
                                                          10.21              9.71         199,427   2011
                                                           9.51             10.21         258,872   2010
                                                           8.04              9.51         268,138   2009
                                                          11.60              8.04         267,073   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $18.48            $21.75              --   2017
                                                          17.22             18.48              --   2016
                                                          17.96             17.22              --   2015
                                                          16.23             17.96              --   2014
                                                          12.35             16.23              --   2013
                                                          10.86             12.35              --   2012
                                                          11.40             10.86              --   2011
                                                          10.53             11.40              --   2010
                                                           8.15             10.53              --   2009
                                                          12.99              8.15              --   2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.94            $25.02              --   2017
                                                          19.19             18.94              --   2016
                                                          19.29             19.19              --   2015
                                                          18.93             19.29              --   2014
                                                          13.79             18.93              --   2013
                                                          11.67             13.79              --   2012
                                                          12.58             11.67              --   2011
                                                          10.00             12.58              --   2010
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company.....................................................................................................  B-3

The Separate Account............................................................................................  B-4

Additional Information About the Guarantee Account..............................................................  B-4

The Contracts...................................................................................................  B-4
   Transfer of Annuity Units....................................................................................  B-4
   Net Investment Factor........................................................................................  B-4

Termination of Participation Agreements.........................................................................  B-5

Calculation of Performance Data.................................................................................  B-6
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................  B-6
   Other Subaccounts............................................................................................  B-7
   Other Performance Data.......................................................................................  B-8

Tax Matters.....................................................................................................  B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................  B-8
   IRS Required Distributions...................................................................................  B-8

General Provisions..............................................................................................  B-9
   Using the Contracts as Collateral............................................................................  B-9
   The Beneficiary..............................................................................................  B-9
   Non-Participating............................................................................................  B-9
   Misstatement of Age or Gender................................................................................  B-9
   Incontestability.............................................................................................  B-9
   Statement of Values..........................................................................................  B-9
   Trust as Owner or Beneficiary................................................................................  B-9
   Written Notice...............................................................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................  B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................  B-9

Experts.........................................................................................................  B-9

Financial Statements............................................................................................ B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                                                     State  Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Global Real Estate Fund -- Series II shares

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Deustche Variable Series I:
Deustche Capital Growth VIP -- Class B Shares

Deustche Variable Series II:

Deustche CROCI(R) U.S. VIP -- Class B Shares

Deustche Small Mid Cap Value VIP -- Class B Shares

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

/1/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus.


/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents
Definitions................................................   7

Fee Tables.................................................  10
   Examples................................................  18

Synopsis...................................................  20

Condensed Financial Information............................  24

The Company................................................  24

Financial Condition of the Company.........................  24

The Separate Account.......................................  25
   The Portfolios..........................................  25
   Subaccounts.............................................  27
   Voting Rights...........................................  32
   Asset Allocation Program................................  33

The Guarantee Account......................................  42

Charges and Other Deductions...............................  43
   Transaction Expenses....................................  43
       Surrender Charge....................................  43
       Exceptions to the Surrender Charge..................  44
   Deductions from the Separate Account....................  44
   Charges for the Living Benefit Rider Options............  44
   Charges for the Death Benefit Rider Options.............  48
   Other Charges...........................................  49

The Contract...............................................  50
   Purchase of the Contract................................  50
   Ownership...............................................  51
   Assignment..............................................  51
   Purchase Payments.......................................  52
   Valuation Day and Valuation Period......................  52
   Allocation of Purchase Payments.........................  52
   Valuation of Accumulation Units.........................  53

Transfers..................................................  53
   Transfers Before the Annuity Commencement Date..........  53
   Transfers from the Guarantee Account to the Subaccounts.  54
   Transfers from the Subaccounts to the Guarantee Account.  54
   Transfers Among the Subaccounts.........................  54
   Telephone/Internet Transactions.........................  55
   Confirmation of Transactions............................  55
   Special Note on Reliability.............................  55
   Transfers by Third Parties..............................  56
   Special Note on Frequent Transfers......................  56
   Dollar Cost Averaging Program...........................  57
   Defined Dollar Cost Averaging Program...................  58
   Portfolio Rebalancing Program...........................  59
   Guarantee Account Interest Sweep Program................  59

Surrenders and Partial Withdrawals...................................................................    60
   Surrenders and Partial Withdrawals................................................................    60
   Restrictions on Distributions from Certain Contracts..............................................    61
   Systematic Withdrawal Program.....................................................................    62
   Guaranteed Minimum Withdrawal Benefit Rider Options...............................................    63
       Lifetime Income Plus Solution.................................................................    63
       Lifetime Income Plus 2008.....................................................................    76
       Lifetime Income Plus 2007.....................................................................    89
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)................................................    97
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of
         state insurance department approval)........................................................   104
       Guaranteed Withdrawal Advantage...............................................................   110
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options...............   114
   Annuity Cross Funding Program.....................................................................   115

Death of Owner and/or Annuitant......................................................................   116
   Distribution Provisions Upon Death of Owner or Joint Owner........................................   116
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date..........................   117
   Basic Death Benefit...............................................................................   117
   Annual Step-Up Death Benefit Rider Option.........................................................   117
   5% Rollup Death Benefit Rider Option..............................................................   118
   Earnings Protector Death Benefit Rider Option.....................................................   119
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.....   120
   Termination of Death Benefit Rider Options When Contract Assigned or Sold.........................   120
   How to Claim Proceeds and/or Death Benefit Payments...............................................   120
   Distribution Rules................................................................................   123

Income Payments......................................................................................   123
   Income Payments and the Annuity Commencement Date.................................................   123
   Optional Payment Plans............................................................................   125
   Variable Income Payments..........................................................................   126
   Transfers After the Annuity Commencement Date.....................................................   126
   Guaranteed Income Advantage.......................................................................   127
   Payment Protection Rider Options..................................................................   135
       Payment Optimizer Plus........................................................................   135
       Principal Protection Advantage................................................................   144

Tax Matters..........................................................................................   150
   Introduction......................................................................................   150
   Taxation of Non-Qualified Contracts...............................................................   150
   Section 1035 Exchanges............................................................................   153
   Qualified Retirement Plans........................................................................   154
   Federal Income Tax Withholding....................................................................   158
   State Income Tax Withholding......................................................................   158
   Tax Status of the Company.........................................................................   158
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.......................................   158
   Definition of Spouse Under Federal Law............................................................   159
   Annuity Purchases by Residents of Puerto Rico.....................................................   159
   Annuity Purchases by Nonresident Aliens and Foreign Corporations..................................   159
   Foreign Tax Credits...............................................................................   159
   Changes in the Law................................................................................   159


Requesting Payments...................................................    159

Sale of the Contracts.................................................    160

Additional Information................................................    161
   Owner Questions....................................................    161
   Return Privilege...................................................    161
   State Regulation...................................................    162
   Evidence of Death, Age, Gender, Marital Status or Survival.........    162
   Records and Reports................................................    162
   Other Information..................................................    162
   Exemption to File Periodic Reports.................................    162
   Unclaimed Property.................................................    162
   Legal Proceedings..................................................    162

Appendix A -- Examples of the Available Death Benefits................    A-1

Appendix B -- Condensed Financial Information.........................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received Percentage of the Purchase
                                                   the Purchase Payment    Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/
  (as a percentage of your Contract Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.58%   1.35%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.58% and 1.27%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,132      $2,344      $3,507       $6,447

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $482       $1,701      $2,961       $6,301

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $598       $1,823      $3,089       $6,447

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,071      $2,127      $3,088       $5,249

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $482       $1,543      $2,596       $5,200

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $533       $1,592      $2,646       $5,249

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,026      $2,002      $2,890       $4,891

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $384       $1,357      $2,333       $4,789

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $485       $1,459      $2,435       $4,891

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal

Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                as applicable)
                         ----------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy       Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B              total return consistent with
                                                           the Adviser's determination
                                                           of reasonable risk.
                         ----------------------------------------------------------------------------------------------------
                         AB Growth and Income              Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------------------------------
                         AB Large Cap Growth               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise   To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ----------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Real Estate   Total return through growth    Invesco Advisers, Inc. (subadvised
                         Fund -- Series II shares          of capital and current income. by Invesco Asset Management
                                                                                          Limited)
                         ----------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --        The fund seeks capital growth  American Century Investment
VARIABLE PORTFOLIOS,     Class I                           by investing in common stock.  Management, Inc.
INC.                                                       Income is a secondary
                                                           objective.
                         ----------------------------------------------------------------------------------------------------
                         VP International Fund -- Class I  The fund seeks capital growth. American Century Investment
                                                                                          Management, Inc.
                         ----------------------------------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I       The fund seeks long-term       American Century Investment
                                                           capital growth.                Management, Inc.
                         ----------------------------------------------------------------------------------------------------
                         VP Value Fund -- Class I          The fund seeks long-term       American Century Investment
                                                           capital growth. Income is a    Management, Inc.
                                                           secondary objective.
                         ----------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term     American Century Investment
VARIABLE PORTFOLIOS II,  Class II                          total return using a strategy  Management, Inc.
INC.                                                       that seeks to protect against
                                                           U.S. inflation.
                         ----------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE        Deutsche Capital Growth VIP --    The fund seeks to provide      Deutsche Investment Management
SERIES I                 Class B Shares                    long-term growth of capital.   Americas Inc.
                         ----------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE        Deustche CROCI(R) U.S. VIP --     Seeks to achieve a high rate   Deutsche Investment Management
SERIES II                Class B Shares                    of total return.               Americas Inc.
                         ----------------------------------------------------------------------------------------------------
                         Deutsche Small Mid Cap Value      Seeks long-term capital        Deutsche Investment Management
                         VIP -- Class B Shares             appreciation.                  Americas Inc.
                         ----------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                 Investment Objective                as applicable)
                       ------------------------------------------------------------------------------------------------------
DREYFUS                Dreyfus Investment Portfolios       The fund seeks investment      The Dreyfus Corporation
                       MidCap Stock Portfolio --           results that are greater than
                       Initial Shares                      the total return performance
                                                           of publicly traded common
                                                           stocks of medium-size
                                                           domestic companies in the
                                                           aggregate, as represented by
                                                           the Standard & Poor's MidCap
                                                           400(R) Index.
                       ------------------------------------------------------------------------------------------------------
                       Dreyfus Variable Investment         The fund seeks as high a       The Dreyfus Corporation
                       Fund -- Government Money            level of current income as is
                       Market Portfolio/1/                 consistent with the
                                                           preservation of capital and
                                                           the maintenance of liquidity.
                       ------------------------------------------------------------------------------------------------------
                       The Dreyfus Sustainable U.S.        The fund seeks long-term       The Dreyfus Corporation subadvised
                       Equity Portfolio. Inc., -- Initial  capital appreciation.          by Newton Investment Management
                       Shares                                                             (North America) Limited
                       ------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund        To provide a high level of     Eaton Vance Management
TRUST                                                      current income.
                       ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Contrafund(R) Portfolio --      Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS     Service Class 2                     appreciation.                  Company (FMR) (subadvised by
FUND                                                                                      FMR Co., Inc. (FMRC), Fidelity
                                                                                          Research & Analysis Company
                                                                                          (FRAC), Fidelity Management &
                                                                                          Research (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity International Investment
                                                                                          Advisors (FIIA), Fidelity
                                                                                          International Investment Advisors
                                                                                          (U.K.) Limited (FIIA(U.K.)L), and
                                                                                          Fidelity Investments Japan Limited
                                                                                          (FIJ))
                       ------------------------------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --      Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                       Service Class 2                     fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           potential for capital          FIJ)
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                       ------------------------------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                       Service Class 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                       ------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Large Cap Growth VIP       Seeks capital appreciation.    Franklin Advisers, Inc.
VARIABLE INSURANCE     Fund -- Class 2 Shares              The fund normally invests at
PRODUCTS TRUST                                             least 80% of its net assets
                                                           in investments of large
                                                           capitalization companies.
                       ------------------------------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                       Fund -- Class 2 Shares              with income as a secondary
                                                           goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                       ------------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                                Adviser (and Sub-Adviser(s),
                           Subaccount Investing In                Investment Objective                as applicable)
                           -----------------------------------------------------------------------------------------------------
                           Templeton Foreign VIP Fund --      Seeks long-term capital        Templeton Investment Counsel, LLC
                           Class 2 Shares                     growth. The fund normally
                                                              invests at least 80% of its
                                                              net assets in investments of
                                                              issuers located outside the
                                                              U.S., including those in
                                                              emerging markets.
                           -----------------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                           Class 2 Shares                     growth. Under normal market
                                                              conditions the fund invests
                                                              predominantly in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including developing
                                                              markets.
                           -----------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core      Seeks to maximize total        JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1          return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                              intermediate- and long-term
                                                              debt securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid       Seeks capital appreciation     J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                              achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                              investing in primarily equity
                                                              securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small     Seeks capital growth over the  J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1      long term.                     Inc., an indirect, wholly-owned
                                                                                             subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.      Seeks to provide high total    JPMorgan Investment Management
                           Equity Portfolio -- Class 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                              selected equity securities.    subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST            Service Class Shares               objective is to seek total     Company
                                                              return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio -- Service  objective is to seek capital   Company
                           Class Shares                       appreciation.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Strategic Income            The fund's investment          Massachusetts Financial Services
                           Portfolio -- Service Class Shares  objective is to seek total     Company
                                                              return with an emphasis on
                                                              high current income, but also
                                                              considering capital
                                                              appreciation.
                           -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS              Appreciation Fund/VA --            appreciation.                  (subadvised by OppenheimerFunds,
                           Service Shares                                                    Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street            The Fund seeks high total      OFI Global Asset Management, Inc.
                           Fund/VA -- Service Shares          return.                        (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                           Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                       return, composed of current
INC.                                                          income and capital
                                                              appreciation, as is
                                                              consistent with prudent
                                                              investment risk.
                           -----------------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S Fund are available.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective                    as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds      Seeks capital appreciation, with          Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund --       income as a secondary goal. Under         (the fund's administrator)
PRODUCTS TRUST      Class 2 Shares/1/            normal market conditions, the fund
                                                 invests equal portions in Class 1 shares
                                                 of Franklin Income VIP Fund;
                                                 Franklin Mutual Shares VIP Fund; and
                                                 Templeton Growth VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --  Seeks to maximize income while            Franklin Advisers, Inc.
                    Class 2 Shares               maintaining prospects for capital
                                                 appreciation. The fund normally
                                                 invests in both equity and debt
                                                 securities.
                    --------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund --  Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche Variable Series
I, Deutsche Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and State Street Variable Insurance Series Funds, Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.


In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 20, 2018, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 20, 2018


                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         2%      4%      6%      8%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      3%      4%      6%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       3%      6%     10%     13%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        55%     41%     27%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    6%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        6%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                        10%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            8%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       7%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             8%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     4%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 20, 2018



                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares               5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      4%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --
 Fund -- Class I                          Class I
American Century VP Value Fund --        Deutsche Capital Growth VIP -- Class B
 Class I                                  Shares
Deutsche CROCI(R) U.S. VIP -- Class B    Deutsche Small Mid Cap Value VIP --
 Shares                                   Class B Shares
The Dreyfus Sustainable U.S. Equity      Dreyfus Investment Portfolios -- MidCap
 Portfolio, Inc. Initial Shares           Stock Portfolio -- Initial Shares
Fidelity(R)/ /VIP Contrafund(R)/         Eaton Vance VT Floating-Rate Income Fund
 /Portfolio -- Service Class 2           Fidelity(R) VIP Mid Cap Portfolio --
Fidelity(R)/ /VIP Equity-Income           Service Class 2
 Portfolio -- Service Class 2            Invesco V.I. Global Real Estate Fund --
Franklin Templeton VIP Franklin Large     Series II shares
 Cap Growth VIP Fund -- Class 2 Shares   MFS(R)/ /VIT Strategic Income Series --
Franklin Templeton VIP Franklin Mutual    Service Class Shares
 Shares VIP Fund -- Class 2 Shares       Oppenheimer Main Street Small Cap
Franklin Templeton VIP Templeton          Fund(R)/VA -- Service Shares
 Foreign VIP Fund -- Class 2 Shares      PIMCO VIT High Yield Portfolio --
Franklin Templeton VIP Templeton Growth   Administrative Class Shares
 VIP Fund -- Class 2 Shares
Invesco V.I. American Franchise Fund --
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
Oppenheimer Capital Appreciation
 Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA --
 Service Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate

Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.


We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit Rider Options" and "Payment Protection Rider Options.")


Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee

Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series
       Funds, Inc. -- Total Return V.I.S. Fund --  Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum

Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds,
       Inc. -- Total Return V.I.S. Fund --  Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset.  For contracts issued on or after November 6, 2006.   If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,945        100,000      50,000
75        35,945         5,000         30,197        100,000      45,000
76        30,197         5,000         24,563        100,000      40,000
77        24,563         5,000         19,041        100,000      35,000
78        19,041         5,000         13,631        100,000      30,000
79        13,631         5,000          8,328        100,000      25,000
80         8,328         5,000          3,131        100,000      20,000
81         3,131         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $100,000        $7,000        $91,000      $       100,000 $ 93,000
      91,000         7,000         82,180                        86,000
      82,180         7,000         73,536                        79,000
      73,536         7,000         65,066                        72,000
      65,066         7,000         56,764                        65,000
      56,764         7,000         48,629                        58,000
      48,629         7,000         40,656                        51,000
      40,656         7,000         32,813                        44,000
      32,813         7,000         25,127                        37,000
      25,127         7,000         17,595                        30,000
      17,595         7,000         10,213                        23,000
      10,213         7,000          2,978                        16,000
       2,978         7,000             --                         9,000
          --         7,000             --                         2,000
          --         2,000             --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $100,000             --       $98,000      $       100,000 $100,000
      98,000             --        96,040                       100,000
      96,040             --        94,119                       100,000
      94,119             --        92,237                       100,000
      92,237             --        90,392                       100,000
      90,392        $10,000        78,584                        90,000
      78,584         10,000        67,013                        80,000
      67,013         10,000        55,672                        70,000
      55,672         10,000        44,559                        60,000
      44,559         10,000        33,638                        50,000
      33,638         10,000        22,935                        40,000
      22,935         10,000        12,446                        30,000
      12,446         10,000         2,167                        20,000
       2,167         10,000            --                        10,000
          --         10,000            --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable

Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving

   Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,700
  2          0           0       0         100,800          0    105,840     9,700
  3          0           0       0         105,840          0    111,132     9,700
  4          0           0       0         111,132          0    116,689     9,700
  5          0           0       0         116,689          0    122,523     9,700
  6          0           0       0         122,523          0    128,649     9,700
  7          0           0       0         128,649          0    135,082     9,700
  8          0           0       0         135,082          0    141,836     9,700
  9          0           0       0         141,836          0    148,928     9,700
 10          0           0       0         148,928          0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               Income Base, Less
                                                  Commutation
                                                 Charge, Less
        Annual Monthly Commutation Adjustment   Monthly Income   Commutation
Annuity Income Income    Base -     Account -    Paid - End of     Value -
 Year   Amount  Paid   End of Year End of Year       Year        End of Year
----------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
   2     7,068  7,560    110,399      1,246          86,880         86,880
   3     7,340  7,560    111,304      1,466          79,320         79,320
   4     7,622  7,560    111,977      1,404          72,760         72,760
   5     7,915  7,560    112,386      1,049          66,200         66,200
   6     8,220  7,560    112,500        389          62,640         62,640
----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth

IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.94            $13.55          --       2017
                                                                        11.65             11.94          --       2016
                                                                        11.71             11.65          --       2015
                                                                        11.14             11.71          --       2014
                                                                         9.76             11.14          --       2013
                                                                         8.77              9.76          --       2012
                                                                         9.22              8.77          --       2011
                                                                         8.52              9.22          --       2010
                                                                         6.97              8.52          --       2009
                                                                        10.18              6.97          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $17.87            $20.80          --       2017
                                                                        16.39             17.87          --       2016
                                                                        16.47             16.39          --       2015
                                                                        15.35             16.47          --       2014
                                                                        11.62             15.35          --       2013
                                                                        10.10             11.62          --       2012
                                                                         9.70             10.10          --       2011
                                                                         8.76              9.70          --       2010
                                                                         7.42              8.76          --       2009
                                                                        12.74              7.42          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $19.32            $24.97          --       2017
                                                                        19.23             19.32          --       2016
                                                                        17.68             19.23          --       2015
                                                                        15.82             17.68          --       2014
                                                                        11.76             15.82          --       2013
                                                                        10.27             11.76          --       2012
                                                                        10.87             10.27          --       2011
                                                                        10.09             10.87          --       2010
                                                                         7.49             10.09          --       2009
                                                                        12.69              7.49          --       2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.41            $18.01          --       2017
                                                                        14.35             14.41          --       2016
                                                                        13.92             14.35          --       2015
                                                                        13.08             13.92          --       2014
                                                                         9.51             13.08          --       2013
                                                                         8.52              9.51          --       2012
                                                                        10.00              8.52          --       2011
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares         $14.85            $16.43          --       2017
                                                                    14.86             14.85          --       2016
                                                                    15.41             14.86          --       2015
                                                                    13.73             15.41          --       2014
                                                                    13.65             13.73          --       2013
                                                                    10.88             13.65          --       2012
                                                                    11.89             10.88          --       2011
                                                                    10.33             11.89          --       2010
                                                                     8.03             10.33          --       2009
                                                                    14.79              8.03          --       2008
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                         $11.85            $12.06          --       2017
                                                                    11.56             11.85          --       2016
                                                                    12.08             11.56          --       2015
                                                                    11.92             12.08          --       2014
                                                                    13.27             11.92          --       2013
                                                                    12.59             13.27          --       2012
                                                                    11.47             12.59          --       2011
                                                                    11.12             11.47          --       2010
                                                                    10.28             11.12          --       2009
                                                                    10.65             10.28          --       2008
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                               $17.89            $21.16          --       2017
                                                                    16.06             17.89          --       2016
                                                                    17.34             16.06          --       2015
                                                                    15.70             17.34          --       2014
                                                                    11.78             15.70          --       2013
                                                                    10.46             11.78          --       2012
                                                                    10.33             10.46          --       2011
                                                                     9.22             10.33          --       2010
                                                                     7.96              9.22          --       2009
                                                                    12.39              7.96          --       2008
------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                 $13.94            $17.95          --       2017
                                                                    15.02             13.94          --       2016
                                                                    15.19             15.02          --       2015
                                                                    16.38             15.19          --       2014
                                                                    13.63             16.38          --       2013
                                                                    11.46             13.63          --       2012
                                                                    13.28             11.46          --       2011
                                                                    11.94             13.28          --       2010
                                                                     9.10             11.94          --       2009
                                                                    16.80              9.10          --       2008
------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                      $17.55            $22.78          --       2017
                                                                    17.12             17.55          --       2016
                                                                    16.41             17.12          --       2015
                                                                    15.20             16.41          --       2014
                                                                    11.30             15.20          --       2013
                                                                    10.11             11.30          --       2012
                                                                    10.19             10.11          --       2011
                                                                     8.94             10.19          --       2010
                                                                     6.77              8.94          --       2009
                                                                    11.80              6.77          --       2008
------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $20.39            $21.76          --       2017
                                                                                  17.24             20.39          --       2016
                                                                                  18.28             17.24          --       2015
                                                                                  16.47             18.28          --       2014
                                                                                  12.74             16.47          --       2013
                                                                                  11.33             12.74          --       2012
                                                                                  11.42             11.33          --       2011
                                                                                  10.26             11.42          --       2010
                                                                                   8.72             10.26          --       2009
                                                                                  12.14              8.72          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.74            $19.46          --       2017
                                                                                  15.42             15.74          --       2016
                                                                                  14.50             15.42          --       2015
                                                                                  13.12             14.50          --       2014
                                                                                   9.96             13.12          --       2013
                                                                                   8.78              9.96          --       2012
                                                                                  10.00              8.78          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.59            $13.94          --       2017
                                                                                  12.38             11.59          --       2016
                                                                                  13.59             12.38          --       2015
                                                                                  12.55             13.59          --       2014
                                                                                   9.79             12.55          --       2013
                                                                                   9.12              9.79          --       2012
                                                                                  10.00              9.12          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $23.42            $25.32          --       2017
                                                                                  20.49             23.42          --       2016
                                                                                  21.35             20.49          --       2015
                                                                                  20.70             21.35          --       2014
                                                                                  15.65             20.70          --       2013
                                                                                  14.07             15.65          --       2012
                                                                                  15.30             14.07          --       2011
                                                                                  12.71             15.30          --       2010
                                                                                  10.02             12.71          --       2009
                                                                                  15.39             10.02          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $21.76            $24.65          --       2017
                                                                                  19.20             21.76          --       2016
                                                                                  20.02             19.20          --       2015
                                                                                  18.20             20.02          --       2014
                                                                                  13.74             18.20          --       2013
                                                                                  11.69             13.74          --       2012
                                                                                  11.87             11.69          --       2011
                                                                                   9.51             11.87          --       2010
                                                                                   7.15              9.51          --       2009
                                                                                  12.23              7.15          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio         $ 9.14            $ 9.00          --       2017
                                                                                  9.31              9.14          --       2016
                                                                                  9.48              9.31          --       2015
                                                                                  9.66              9.48          --       2014
                                                                                  9.84              9.66          --       2013
                                                                                 10.03              9.84          --       2012
                                                                                 10.22             10.03          --       2011
                                                                                 10.41             10.22          --       2010
                                                                                 10.59             10.41          --       2009
                                                                                 10.52             10.59          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $18.15            $20.55          --       2017
                                                                                 16.76             18.15          --       2016
                                                                                 17.64             16.76          --       2015
                                                                                 15.84             17.64          --       2014
                                                                                 12.01             15.84          --       2013
                                                                                 10.93             12.01          --       2012
                                                                                 11.04             10.93          --       2011
                                                                                  9.79             11.04          --       2010
                                                                                  7.46              9.79          --       2009
                                                                                 11.59              7.46          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.75            $12.94          --       2017
                                                                                 11.92             12.75          --       2016
                                                                                 12.27             11.92          --       2015
                                                                                 12.43             12.27          --       2014
                                                                                 12.20             12.43          --       2013
                                                                                 11.58             12.20          --       2012
                                                                                 11.50             11.58          --       2011
                                                                                 10.74             11.50          --       2010
                                                                                  7.58             10.74          --       2009
                                                                                 10.60              7.58          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $21.65            $25.84          --       2017
                                                                                 20.48             21.65          --       2016
                                                                                 20.78             20.48          --       2015
                                                                                 18.96             20.78          --       2014
                                                                                 14.75             18.96          --       2013
                                                                                 12.94             14.75          --       2012
                                                                                 13.56             12.94          --       2011
                                                                                 11.82             13.56          --       2010
                                                                                  8.89             11.82          --       2009
                                                                                 15.80              8.89          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $17.03            $18.83          --       2017
                                                                                 14.74             17.03          --       2016
                                                                                 15.69             14.74          --       2015
                                                                                 14.73             15.69          --       2014
                                                                                 11.74             14.73          --       2013
                                                                                 10.22             11.74          --       2012
                                                                                 10.35             10.22          --       2011
                                                                                  9.17             10.35          --       2010
                                                                                  7.19              9.17          --       2009
                                                                                 12.82              7.19          --       2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.93            $29.50          --       2017
                                                                         22.70             24.93          --       2016
                                                                         23.51             22.70          --       2015
                                                                         22.59             23.51          --       2014
                                                                         16.94             22.59          --       2013
                                                                         15.06             16.94          --       2012
                                                                         17.22             15.06          --       2011
                                                                         13.64             17.22          --       2010
                                                                          9.95             13.64          --       2009
                                                                         16.78              9.95          --       2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.83            $13.00          --       2017
                                                                         10.65             11.83          --       2016
                                                                         11.57             10.65          --       2015
                                                                         11.46             11.57          --       2014
                                                                          9.43             11.46          --       2013
                                                                          8.33              9.43          --       2012
                                                                          8.62              8.33          --       2011
                                                                          7.97              8.62          --       2010
                                                                          6.23              7.97          --       2009
                                                                          9.90              6.23          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.24            $17.48          --       2017
                                                                         14.51             16.24          --       2016
                                                                         15.90             14.51          --       2015
                                                                         15.49             15.90          --       2014
                                                                         13.85             15.49          --       2013
                                                                         12.52             13.85          --       2012
                                                                         12.46             12.52          --       2011
                                                                         11.27             12.46          --       2010
                                                                          8.47             11.27          --       2009
                                                                         12.27              8.47          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.25            $19.18          --       2017
                                                                         15.82             15.25          --       2016
                                                                         15.26             15.82          --       2015
                                                                         13.83             15.26          --       2014
                                                                         10.95             13.83          --       2013
                                                                          9.93             10.95          --       2012
                                                                         10.27              9.93          --       2011
                                                                          9.38             10.27          --       2010
                                                                          7.37              9.38          --       2009
                                                                         11.46              7.37          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.55            $18.67          --       2017
                                                                         15.41             17.55          --       2016
                                                                         16.51             15.41          --       2015
                                                                         15.71             16.51          --       2014
                                                                         12.48             15.71          --       2013
                                                                         11.13             12.48          --       2012
                                                                         11.45             11.13          --       2011
                                                                         10.50             11.45          --       2010
                                                                          8.48             10.50          --       2009
                                                                         13.74              8.48          --       2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $13.92            $15.95          --       2017
                                                                        13.24             13.92          --       2016
                                                                        14.42             13.24          --       2015
                                                                        16.54             14.42          --       2014
                                                                        13.70             16.54          --       2013
                                                                        11.81             13.70          --       2012
                                                                        13.46             11.81          --       2011
                                                                        12.65             13.46          --       2010
                                                                         9.40             12.65          --       2009
                                                                        16.07              9.40          --       2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.16            $12.98          --       2017
                                                                        10.37             11.16          --       2016
                                                                        11.30             10.37          --       2015
                                                                        11.84             11.30          --       2014
                                                                         9.22             11.84          --       2013
                                                                         7.76              9.22          --       2012
                                                                         8.50              7.76          --       2011
                                                                         8.07              8.50          --       2010
                                                                         6.27              8.07          --       2009
                                                                        11.07              6.27          --       2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.46            $13.69          --       2017
                                                                        13.43             13.46          --       2016
                                                                        13.53             13.43          --       2015
                                                                        13.14             13.53          --       2014
                                                                        13.59             13.14          --       2013
                                                                        13.15             13.59          --       2012
                                                                        12.46             13.15          --       2011
                                                                        11.63             12.46          --       2010
                                                                        10.80             11.63          --       2009
                                                                        10.86             10.80          --       2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $29.12            $32.52          --       2017
                                                                        25.87             29.12          --       2016
                                                                        27.07             25.87          --       2015
                                                                        23.96             27.07          --       2014
                                                                        18.45             23.96          --       2013
                                                                        15.62             18.45          --       2012
                                                                        15.58             15.62          --       2011
                                                                        12.85             15.58          --       2010
                                                                        10.00             12.85          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $29.11            $32.93          --       2017
                                                                        24.67             29.11          --       2016
                                                                        26.54             24.67          --       2015
                                                                        24.67             26.54          --       2014
                                                                        17.67             24.67          --       2013
                                                                        15.03             17.67          --       2012
                                                                        16.08             15.03          --       2011
                                                                        12.89             16.08          --       2010
                                                                        10.00             12.89          --       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $19.97            $23.97          --       2017
                                                                            18.34             19.97          --       2016
                                                                            18.52             18.34          --       2015
                                                                            16.57             18.52          --       2014
                                                                            12.39             16.57          --       2013
                                                                            10.73             12.39          --       2012
                                                                            11.14             10.73          --       2011
                                                                             9.99             11.14          --       2010
                                                                             7.62              9.99          --       2009
                                                                            11.90              7.62          --       2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.85            $17.43          --       2017
                                                                            14.84             15.85          --       2016
                                                                            15.21             14.84          --       2015
                                                                            14.31             15.21          --       2014
                                                                            12.28             14.31          --       2013
                                                                            11.28             12.28          --       2012
                                                                            11.31             11.28          --       2011
                                                                            10.51             11.31          --       2010
                                                                             9.10             10.51          --       2009
                                                                            11.94              9.10          --       2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.07            $12.67          --       2017
                                                                             9.70             10.07          --       2016
                                                                            10.00              9.70          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.48            $10.90          --       2017
                                                                             9.89             10.48          --       2016
                                                                            10.29              9.89          --       2015
                                                                            10.18             10.29          --       2014
                                                                            10.00             10.18          --       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.06            $18.70          --       2017
                                                                            15.72             15.06          --       2016
                                                                            15.51             15.72          --       2015
                                                                            13.73             15.51          --       2014
                                                                            10.81             13.73          --       2013
                                                                             9.68             10.81          --       2012
                                                                            10.00              9.68          --       2011
                                                                             9.33             10.00          --       2010
                                                                             6.59              9.33          --       2009
                                                                            12.37              6.59          --       2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $18.40            $21.06          --       2017
                                                                            16.84             18.40          --       2016
                                                                            16.64             16.84          --       2015
                                                                            15.36             16.64          --       2014
                                                                            11.90             15.36          --       2013
                                                                            10.40             11.90          --       2012
                                                                            10.63             10.40          --       2011
                                                                             9.35             10.63          --       2010
                                                                             7.44              9.35          --       2009
                                                                            12.36              7.44          --       2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $22.76            $25.45          --       2017
                                                                          19.71             22.76          --       2016
                                                                          21.38             19.71          --       2015
                                                                          19.51             21.38          --       2014
                                                                          14.14             19.51          --       2013
                                                                          12.24             14.14          --       2012
                                                                          12.78             12.24          --       2011
                                                                          10.58             12.78          --       2010
                                                                           7.87             10.58          --       2009
                                                                          12.94              7.87          --       2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $17.60            $18.41          --       2017
                                                                          15.94             17.60          --       2016
                                                                          16.52             15.94          --       2015
                                                                          16.28             16.52          --       2014
                                                                          15.69             16.28          --       2013
                                                                          13.99             15.69          --       2012
                                                                          13.79             13.99          --       2011
                                                                          12.27             13.79          --       2010
                                                                           8.92             12.27          --       2009
                                                                          11.87              8.92          --       2008
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.80            $11.74          --       2017
                                                                          11.85             11.80          --       2016
                                                                          12.04             11.85          --       2015
                                                                          12.16             12.04          --       2014
                                                                          12.41             12.16          --       2013
                                                                          11.94             12.41          --       2012
                                                                          12.04             11.94          --       2011
                                                                          11.65             12.04          --       2010
                                                                          10.47             11.65          --       2009
                                                                          10.71             10.47          --       2008
------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                             $14.23            $16.15          --       2017
                                                                          13.64             14.23          --       2016
                                                                          14.05             13.64          --       2015
                                                                          13.59             14.05          --       2014
                                                                          12.05             13.59          --       2013
                                                                          10.91             12.05          --       2012
                                                                          11.44             10.91          --       2011
                                                                          10.63             11.44          --       2010
                                                                           8.97             10.63          --       2009
                                                                          12.92              8.97          --       2008
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                             $12.52            $14.16          --       2017
                                                                          12.02             12.52          --       2016
                                                                          12.42             12.02          --       2015
                                                                          12.04             12.42          --       2014
                                                                          10.70             12.04          --       2013
                                                                           9.71             10.70          --       2012
                                                                          10.21              9.71          --       2011
                                                                           9.51             10.21          --       2010
                                                                           8.04              9.51          --       2009
                                                                          11.60              8.04          --       2008
------------------------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.82            $13.41          --       2017
                                                                        11.55             11.82          --       2016
                                                                        11.63             11.55          --       2015
                                                                        11.07             11.63          --       2014
                                                                         9.71             11.07          --       2013
                                                                         8.74              9.71          --       2012
                                                                         9.19              8.74          --       2011
                                                                         8.50              9.19          --       2010
                                                                         6.96              8.50          --       2009
                                                                        10.18              6.96          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $17.41            $20.24          --       2017
                                                                        15.98             17.41          --       2016
                                                                        16.07             15.98          --       2015
                                                                        15.00             16.07          --       2014
                                                                        11.36             15.00          --       2013
                                                                         9.89             11.36          --       2012
                                                                         9.50              9.89          --       2011
                                                                         8.59              9.50          --       2010
                                                                         7.28              8.59          --       2009
                                                                        12.52              7.28          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $20.16            $26.03          --       2017
                                                                        20.09             20.16          --       2016
                                                                        18.48             20.09          --       2015
                                                                        16.56             18.48          --       2014
                                                                        12.33             16.56          --       2013
                                                                        10.77             12.33          --       2012
                                                                        11.41             10.77          --       2011
                                                                        10.60             11.41          --       2010
                                                                         7.88             10.60          --       2009
                                                                        13.36              7.88          --       2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.32            $17.88          --       2017
                                                                        14.28             14.32          --       2016
                                                                        13.87             14.28          --       2015
                                                                        13.05             13.87          --       2014
                                                                         9.50             13.05          --       2013
                                                                         8.52              9.50          --       2012
                                                                        10.00              8.52          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $14.67            $16.22          --       2017
                                                                        14.70             14.67          --       2016
                                                                        15.25             14.70          --       2015
                                                                        13.61             15.25          --       2014
                                                                        13.55             13.61          --       2013
                                                                        10.81             13.55          --       2012
                                                                        11.82             10.81          --       2011
                                                                        10.28             11.82          --       2010
                                                                         8.00             10.28          --       2009
                                                                        14.75              8.00          --       2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.71            $11.90          --       2017
                                                      11.44             11.71          --       2016
                                                      11.96             11.44          --       2015
                                                      11.81             11.96          --       2014
                                                      13.16             11.81          --       2013
                                                      12.50             13.16          --       2012
                                                      11.41             12.50          --       2011
                                                      11.07             11.41          --       2010
                                                      10.24             11.07          --       2009
                                                      10.62             10.24          --       2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.23            $20.36          --       2017
                                                      15.48             17.23          --       2016
                                                      16.73             15.48          --       2015
                                                      15.17             16.73          --       2014
                                                      11.39             15.17          --       2013
                                                      10.12             11.39          --       2012
                                                      10.01             10.12          --       2011
                                                       8.95             10.01          --       2010
                                                       7.73              8.95          --       2009
                                                      12.05              7.73          --       2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $13.46            $17.31          --       2017
                                                      14.52             13.46          --       2016
                                                      14.70             14.52          --       2015
                                                      15.87             14.70          --       2014
                                                      13.22             15.87          --       2013
                                                      11.13             13.22          --       2012
                                                      12.90             11.13          --       2011
                                                      11.62             12.90          --       2010
                                                       8.86             11.62          --       2009
                                                      16.37              8.86          --       2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $18.14            $23.52          --       2017
                                                      17.71             18.14          --       2016
                                                      17.00             17.71          --       2015
                                                      15.76             17.00          --       2014
                                                      11.73             15.76          --       2013
                                                      10.50             11.73          --       2012
                                                      10.59             10.50          --       2011
                                                       9.31             10.59          --       2010
                                                       7.06              9.31          --       2009
                                                      12.30              7.06          --       2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $19.33            $20.62          --       2017
                                                      16.36             19.33          --       2016
                                                      17.36             16.36          --       2015
                                                      15.66             17.36          --       2014
                                                      12.13             15.66          --       2013
                                                      10.79             12.13          --       2012
                                                      10.90             10.79          --       2011
                                                       9.80             10.90          --       2010
                                                       8.34              9.80          --       2009
                                                      11.61              8.34          --       2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.65            $19.33          --       2017
                                                                                  15.35             15.65          --       2016
                                                                                  14.45             15.35          --       2015
                                                                                  13.08             14.45          --       2014
                                                                                   9.94             13.08          --       2013
                                                                                   8.77              9.94          --       2012
                                                                                  10.00              8.77          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.53            $13.84          --       2017
                                                                                  12.33             11.53          --       2016
                                                                                  13.54             12.33          --       2015
                                                                                  12.51             13.54          --       2014
                                                                                   9.78             12.51          --       2013
                                                                                   9.11              9.78          --       2012
                                                                                  10.00              9.11          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $21.34            $23.04          --       2017
                                                                                  18.68             21.34          --       2016
                                                                                  19.48             18.68          --       2015
                                                                                  18.91             19.48          --       2014
                                                                                  14.32             18.91          --       2013
                                                                                  12.88             14.32          --       2012
                                                                                  14.02             12.88          --       2011
                                                                                  11.66             14.02          --       2010
                                                                                   9.20             11.66          --       2009
                                                                                  14.14              9.20          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $21.22            $24.00          --       2017
                                                                                  18.74             21.22          --       2016
                                                                                  19.56             18.74          --       2015
                                                                                  17.80             19.56          --       2014
                                                                                  13.45             17.80          --       2013
                                                                                  11.46             13.45          --       2012
                                                                                  11.64             11.46          --       2011
                                                                                   9.34             11.64          --       2010
                                                                                   7.03              9.34          --       2009
                                                                                  12.03              7.03          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.13            $ 8.98          --       2017
                                                                                   9.31              9.13          --       2016
                                                                                   9.50              9.31          --       2015
                                                                                   9.69              9.50          --       2014
                                                                                   9.88              9.69          --       2013
                                                                                  10.07              9.88          --       2012
                                                                                  10.27             10.07          --       2011
                                                                                  10.48             10.27          --       2010
                                                                                  10.67             10.48          --       2009
                                                                                  10.61             10.67          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $19.02            $21.51          --       2017
                                                                                 17.58             19.02          --       2016
                                                                                 18.52             17.58          --       2015
                                                                                 16.65             18.52          --       2014
                                                                                 12.64             16.65          --       2013
                                                                                 11.51             12.64          --       2012
                                                                                 11.64             11.51          --       2011
                                                                                 10.34             11.64          --       2010
                                                                                  7.88             10.34          --       2009
                                                                                 12.26              7.88          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.45            $12.62          --       2017
                                                                                 11.65             12.45          --       2016
                                                                                 12.00             11.65          --       2015
                                                                                 12.17             12.00          --       2014
                                                                                 11.95             12.17          --       2013
                                                                                 11.36             11.95          --       2012
                                                                                 11.30             11.36          --       2011
                                                                                 10.56             11.30          --       2010
                                                                                  7.46             10.56          --       2009
                                                                                 10.44              7.46          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $20.24            $24.13          --       2017
                                                                                 19.16             20.24          --       2016
                                                                                 19.46             19.16          --       2015
                                                                                 17.78             19.46          --       2014
                                                                                 13.85             17.78          --       2013
                                                                                 12.16             13.85          --       2012
                                                                                 12.76             12.16          --       2011
                                                                                 11.13             12.76          --       2010
                                                                                  8.38             11.13          --       2009
                                                                                 14.91              8.38          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $16.74            $18.49          --       2017
                                                                                 14.50             16.74          --       2016
                                                                                 15.45             14.50          --       2015
                                                                                 14.52             15.45          --       2014
                                                                                 11.59             14.52          --       2013
                                                                                 10.10             11.59          --       2012
                                                                                 10.23             10.10          --       2011
                                                                                  9.08             10.23          --       2010
                                                                                  7.13              9.08          --       2009
                                                                                 12.71              7.13          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $22.17            $26.20          --       2017
                                                                                 20.20             22.17          --       2016
                                                                                 20.95             20.20          --       2015
                                                                                 20.15             20.95          --       2014
                                                                                 15.12             20.15          --       2013
                                                                                 13.46             15.12          --       2012
                                                                                 15.40             13.46          --       2011
                                                                                 12.22             15.40          --       2010
                                                                                  8.92             12.22          --       2009
                                                                                 15.06              8.92          --       2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.72            $12.87            --     2017
                                                                         10.56             11.72            --     2016
                                                                         11.48             10.56            --     2015
                                                                         11.39             11.48            --     2014
                                                                          9.38             11.39            --     2013
                                                                          8.30              9.38            --     2012
                                                                          8.59              8.30            --     2011
                                                                          7.95              8.59            --     2010
                                                                          6.23              7.95            --     2009
                                                                          9.90              6.23            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.04            $17.25         2,954     2017
                                                                         14.35             16.04         2,960     2016
                                                                         15.75             14.35            --     2015
                                                                         15.35             15.75            --     2014
                                                                         13.74             15.35            --     2013
                                                                         12.44             13.74            --     2012
                                                                         12.39             12.44            --     2011
                                                                         11.22             12.39            --     2010
                                                                          8.44             11.22            --     2009
                                                                         12.23              8.44            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.52            $19.49            --     2017
                                                                         16.11             15.52            --     2016
                                                                         15.56             16.11            --     2015
                                                                         14.11             15.56            --     2014
                                                                         11.19             14.11            --     2013
                                                                         10.15             11.19            --     2012
                                                                         10.51             10.15            --     2011
                                                                          9.61             10.51            --     2010
                                                                          7.55              9.61            --     2009
                                                                         11.77              7.55            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.41            $17.43         2,941     2017
                                                                         14.42             16.41         2,947     2016
                                                                         15.47             14.42            --     2015
                                                                         14.72             15.47            --     2014
                                                                         11.71             14.72            --     2013
                                                                         10.45             11.71            --     2012
                                                                         10.77             10.45            --     2011
                                                                          9.88             10.77            --     2010
                                                                          7.99              9.88            --     2009
                                                                         12.97              7.99            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $12.91            $14.77            --     2017
                                                                         12.28             12.91            --     2016
                                                                         13.39             12.28            --     2015
                                                                         15.37             13.39            --     2014
                                                                         12.75             15.37            --     2013
                                                                         11.00             12.75            --     2012
                                                                         12.55             11.00            --     2011
                                                                         11.81             12.55            --     2010
                                                                          8.79             11.81            --     2009
                                                                         15.03              8.79            --     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.04            $12.82          --       2017
                                                                        10.27             11.04          --       2016
                                                                        11.20             10.27          --       2015
                                                                        11.75             11.20          --       2014
                                                                         9.16             11.75          --       2013
                                                                         7.72              9.16          --       2012
                                                                         8.46              7.72          --       2011
                                                                         8.04              8.46          --       2010
                                                                         6.25              8.04          --       2009
                                                                        11.06              6.25          --       2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.32            $13.53          --       2017
                                                                        13.30             13.32          --       2016
                                                                        13.42             13.30          --       2015
                                                                        13.04             13.42          --       2014
                                                                        13.50             13.04          --       2013
                                                                        13.07             13.50          --       2012
                                                                        12.40             13.07          --       2011
                                                                        11.58             12.40          --       2010
                                                                        10.77             11.58          --       2009
                                                                        10.84             10.77          --       2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $28.89            $32.23          --       2017
                                                                        25.69             28.89          --       2016
                                                                        26.92             25.69          --       2015
                                                                        23.85             26.92          --       2014
                                                                        18.38             23.85          --       2013
                                                                        15.58             18.38          --       2012
                                                                        15.55             15.58          --       2011
                                                                        12.85             15.55          --       2010
                                                                        10.00             12.85          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $28.89            $32.64          --       2017
                                                                        24.50             28.89          --       2016
                                                                        26.39             24.50          --       2015
                                                                        24.55             26.39          --       2014
                                                                        17.60             24.55          --       2013
                                                                        14.99             17.60          --       2012
                                                                        16.06             14.99          --       2011
                                                                        12.88             16.06          --       2010
                                                                        10.00             12.88          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.75            $23.69          --       2017
                                                                        18.16             19.75          --       2016
                                                                        18.36             18.16          --       2015
                                                                        16.44             18.36          --       2014
                                                                        12.31             16.44          --       2013
                                                                        10.67             12.31          --       2012
                                                                        11.09             10.67          --       2011
                                                                         9.96             11.09          --       2010
                                                                         7.60              9.96          --       2009
                                                                        11.88              7.60          --       2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.11            $16.60          --       2017
                                                                            14.16             15.11          --       2016
                                                                            14.53             14.16          --       2015
                                                                            13.69             14.53          --       2014
                                                                            11.76             13.69          --       2013
                                                                            10.81             11.76          --       2012
                                                                            10.85             10.81          --       2011
                                                                            10.09             10.85          --       2010
                                                                             8.75             10.09          --       2009
                                                                            11.48              8.75          --       2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.06            $12.63          --       2017
                                                                             9.69             10.06          --       2016
                                                                            10.00              9.69          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.45            $10.85          --       2017
                                                                             9.87             10.45          --       2016
                                                                            10.27              9.87          --       2015
                                                                            10.17             10.27          --       2014
                                                                            10.00             10.17          --       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.45            $19.16          --       2017
                                                                            16.15             15.45          --       2016
                                                                            15.95             16.15          --       2015
                                                                            14.13             15.95          --       2014
                                                                            11.13             14.13          --       2013
                                                                             9.98             11.13          --       2012
                                                                            10.32              9.98          --       2011
                                                                             9.64             10.32          --       2010
                                                                             6.82              9.64          --       2009
                                                                            12.80              6.82          --       2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $18.44            $21.09          --       2017
                                                                            16.90             18.44          --       2016
                                                                            16.72             16.90          --       2015
                                                                            15.44             16.72          --       2014
                                                                            11.98             15.44          --       2013
                                                                            10.48             11.98          --       2012
                                                                            10.72             10.48          --       2011
                                                                             9.44             10.72          --       2010
                                                                             7.52              9.44          --       2009
                                                                            12.50              7.52          --       2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $22.37            $24.99          --       2017
                                                                            19.39             22.37          --       2016
                                                                            21.06             19.39          --       2015
                                                                            19.23             21.06          --       2014
                                                                            13.95             19.23          --       2013
                                                                            12.09             13.95          --       2012
                                                                            12.63             12.09          --       2011
                                                                            10.47             12.63          --       2010
                                                                             7.80             10.47          --       2009
                                                                            12.83              7.80          --       2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $16.71            $17.47            --     2017
                                                                 15.16             16.71            --     2016
                                                                 15.72             15.16            --     2015
                                                                 15.51             15.72            --     2014
                                                                 14.96             15.51            --     2013
                                                                 13.35             14.96            --     2012
                                                                 13.18             13.35            --     2011
                                                                 11.74             13.18            --     2010
                                                                  8.54             11.74            --     2009
                                                                 11.38              8.54            --     2008
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.66            $11.59            --     2017
                                                                 11.73             11.66            --     2016
                                                                 11.92             11.73            --     2015
                                                                 12.06             11.92            --     2014
                                                                 12.31             12.06            --     2013
                                                                 11.86             12.31            --     2012
                                                                 11.97             11.86            --     2011
                                                                 11.59             11.97            --     2010
                                                                 10.43             11.59            --     2009
                                                                 10.68             10.43            --     2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $14.14            $16.02            --     2017
                                                                 13.56             14.14            --     2016
                                                                 13.98             13.56         6,279     2015
                                                                 13.54             13.98         6,292     2014
                                                                 12.02             13.54         6,304     2013
                                                                 10.89             12.02         6,317     2012
                                                                 11.43             10.89         6,330     2011
                                                                 10.63             11.43         6,342     2010
                                                                  8.98             10.63         6,355     2009
                                                                 12.95              8.98         6,368     2008
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.38            $14.00            --     2017
                                                                 11.91             12.38            --     2016
                                                                 12.31             11.91            --     2015
                                                                 11.95             12.31            --     2014
                                                                 10.63             11.95            --     2013
                                                                  9.66             10.63            --     2012
                                                                 10.16              9.66            --     2011
                                                                  9.48             10.16            --     2010
                                                                  8.02              9.48            --     2009
                                                                 11.58              8.02            --     2008
---------------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.82            $13.41            --     2017
                                                                        11.55             11.82            --     2016
                                                                        11.63             11.55            --     2015
                                                                        11.07             11.63            --     2014
                                                                         9.71             11.07            --     2013
                                                                         8.74              9.71            --     2012
                                                                         9.19              8.74            --     2011
                                                                         8.50              9.19            --     2010
                                                                         6.96              8.50            --     2009
                                                                        10.18              6.96            --     2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $18.16            $21.12           490     2017
                                                                        16.68             18.16           622     2016
                                                                        16.77             16.68           368     2015
                                                                        15.65             16.77            --     2014
                                                                        11.86             15.65            --     2013
                                                                        10.32             11.86            --     2012
                                                                         9.92             10.32            --     2011
                                                                         8.97              9.92            --     2010
                                                                         7.60              8.97         3,775     2009
                                                                        13.07              7.60         3,969     2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $20.11            $25.97            --     2017
                                                                        20.04             20.11            --     2016
                                                                        18.44             20.04            --     2015
                                                                        16.52             18.44            --     2014
                                                                        12.30             16.52            --     2013
                                                                        10.75             12.30            --     2012
                                                                        11.39             10.75            --     2011
                                                                        10.57             11.39            --     2010
                                                                         7.86             10.57            --     2009
                                                                        13.33              7.86            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.32            $17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                         8.52              9.50            --     2012
                                                                        10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $14.67            $16.22           104     2017
                                                                        14.70             14.67           137     2016
                                                                        15.25             14.70           135     2015
                                                                        13.61             15.25           139     2014
                                                                        13.55             13.61           758     2013
                                                                        10.81             13.55           370     2012
                                                                        11.82             10.81           538     2011
                                                                        10.28             11.82           584     2010
                                                                         8.00             10.28         1,339     2009
                                                                        14.75              8.00         1,494     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.71            $11.90           283     2017
                                                      11.44             11.71           340     2016
                                                      11.96             11.44            87     2015
                                                      11.81             11.96           450     2014
                                                      13.16             11.81         1,082     2013
                                                      12.50             13.16         1,890     2012
                                                      11.41             12.50         2,312     2011
                                                      11.07             11.41         2,975     2010
                                                      10.24             11.07         4,915     2009
                                                      10.62             10.24         4,482     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.23            $20.36           204     2017
                                                      15.48             17.23           341     2016
                                                      16.73             15.48            --     2015
                                                      15.17             16.73            --     2014
                                                      11.39             15.17            --     2013
                                                      10.12             11.39            --     2012
                                                      10.01             10.12            --     2011
                                                       8.95             10.01            --     2010
                                                       7.73              8.95            --     2009
                                                      12.05              7.73            --     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $13.46            $17.31           194     2017
                                                      14.52             13.46           223     2016
                                                      14.70             14.52           273     2015
                                                      15.87             14.70           288     2014
                                                      13.22             15.87           656     2013
                                                      11.13             13.22         1,517     2012
                                                      12.90             11.13         2,105     2011
                                                      11.62             12.90         2,113     2010
                                                       8.86             11.62         5,317     2009
                                                      16.37              8.86         6,024     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $18.14            $23.52            --     2017
                                                      17.71             18.14            --     2016
                                                      17.00             17.71           112     2015
                                                      15.76             17.00           125     2014
                                                      11.73             15.76            --     2013
                                                      10.50             11.73            --     2012
                                                      10.59             10.50            --     2011
                                                       9.31             10.59            --     2010
                                                       7.06              9.31            --     2009
                                                      12.30              7.06            --     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $19.33            $20.62            --     2017
                                                      16.36             19.33            --     2016
                                                      17.36             16.36            --     2015
                                                      15.66             17.36            --     2014
                                                      12.13             15.66            --     2013
                                                      10.79             12.13            --     2012
                                                      10.90             10.79            --     2011
                                                       9.80             10.90            --     2010
                                                       8.34              9.80            --     2009
                                                      11.61              8.34            --     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.65            $19.33           --      2017
                                                                                  15.35             15.65           --      2016
                                                                                  14.45             15.35           --      2015
                                                                                  13.08             14.45           --      2014
                                                                                   9.94             13.08           --      2013
                                                                                   8.77              9.94           --      2012
                                                                                  10.00              8.77           --      2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.53            $13.84           --      2017
                                                                                  12.33             11.53           --      2016
                                                                                  13.54             12.33           --      2015
                                                                                  12.51             13.54           --      2014
                                                                                   9.78             12.51           --      2013
                                                                                   9.11              9.78           --      2012
                                                                                  10.00              9.11           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $21.34            $23.04           --      2017
                                                                                  18.68             21.34           --      2016
                                                                                  19.48             18.68           --      2015
                                                                                  18.91             19.48           --      2014
                                                                                  14.32             18.91           --      2013
                                                                                  12.88             14.32           --      2012
                                                                                  14.02             12.88           --      2011
                                                                                  11.66             14.02           --      2010
                                                                                   9.20             11.66           --      2009
                                                                                  14.14              9.20           --      2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $21.22            $24.00           --      2017
                                                                                  18.74             21.22           --      2016
                                                                                  19.56             18.74           --      2015
                                                                                  17.80             19.56           --      2014
                                                                                  13.45             17.80           --      2013
                                                                                  11.46             13.45           --      2012
                                                                                  11.64             11.46           --      2011
                                                                                   9.34             11.64           --      2010
                                                                                   7.03              9.34           --      2009
                                                                                  12.03              7.03           --      2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.13            $ 8.98          391      2017
                                                                                   9.31              9.13          352      2016
                                                                                   9.50              9.31          330      2015
                                                                                   9.69              9.50           --      2014
                                                                                   9.88              9.69           --      2013
                                                                                  10.07              9.88           --      2012
                                                                                  10.27             10.07           --      2011
                                                                                  10.48             10.27           --      2010
                                                                                  10.67             10.48           --      2009
                                                                                  10.61             10.67           --      2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $19.02            $21.51            --     2017
                                                                                 17.58             19.02            --     2016
                                                                                 18.52             17.58           451     2015
                                                                                 16.65             18.52           459     2014
                                                                                 12.64             16.65            --     2013
                                                                                 11.51             12.64            --     2012
                                                                                 11.64             11.51            --     2011
                                                                                 10.34             11.64            --     2010
                                                                                  7.88             10.34            --     2009
                                                                                 12.26              7.88            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.58            $12.76           197     2017
                                                                                 11.78             12.58           157     2016
                                                                                 12.13             11.78           168     2015
                                                                                 12.30             12.13           444     2014
                                                                                 12.08             12.30         1,042     2013
                                                                                 11.48             12.08         1,238     2012
                                                                                 11.42             11.48            --     2011
                                                                                 10.67             11.42            --     2010
                                                                                  7.54             10.67         1,281     2009
                                                                                 10.56              7.54         1,547     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $21.70            $25.87           193     2017
                                                                                 20.54             21.70           135     2016
                                                                                 20.86             20.54           193     2015
                                                                                 19.06             20.86           204     2014
                                                                                 14.84             19.06           543     2013
                                                                                 13.03             14.84         1,345     2012
                                                                                 13.67             13.03         1,344     2011
                                                                                 11.93             13.67         1,490     2010
                                                                                  8.98             11.93         2,850     2009
                                                                                 15.98              8.98         3,333     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $17.45            $19.28            --     2017
                                                                                 15.12             17.45            --     2016
                                                                                 16.10             15.12           131     2015
                                                                                 15.14             16.10           132     2014
                                                                                 12.08             15.14           512     2013
                                                                                 10.53             12.08         1,236     2012
                                                                                 10.66             10.53         1,666     2011
                                                                                  9.46             10.66         1,916     2010
                                                                                  7.43              9.46         2,863     2009
                                                                                 13.25              7.43         3,235     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $25.90            $30.61            82     2017
                                                                                 23.60             25.90           114     2016
                                                                                 24.47             23.60           168     2015
                                                                                 23.53             24.47           174     2014
                                                                                 17.67             23.53            --     2013
                                                                                 15.73             17.67            --     2012
                                                                                 17.99             15.73            --     2011
                                                                                 14.27             17.99            --     2010
                                                                                 10.42             14.27            --     2009
                                                                                 17.59             10.42            --     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.72            $12.87            --     2017
                                                                         10.56             11.72            --     2016
                                                                         11.48             10.56            --     2015
                                                                         11.39             11.48            --     2014
                                                                          9.38             11.39            --     2013
                                                                          8.30              9.38            --     2012
                                                                          8.59              8.30            --     2011
                                                                          7.95              8.59            --     2010
                                                                          6.23              7.95            --     2009
                                                                          9.90              6.23            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.04            $17.25        23,331     2017
                                                                         14.35             16.04        31,390     2016
                                                                         15.75             14.35        32,412     2015
                                                                         15.35             15.75        39,095     2014
                                                                         13.74             15.35        39,510     2013
                                                                         12.44             13.74        53,736     2012
                                                                         12.39             12.44        65,228     2011
                                                                         11.22             12.39        89,228     2010
                                                                          8.44             11.22        93,143     2009
                                                                         12.23              8.44        99,134     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.52            $19.49           219     2017
                                                                         16.11             15.52           251     2016
                                                                         15.56             16.11           235     2015
                                                                         14.11             15.56            --     2014
                                                                         11.19             14.11            --     2013
                                                                         10.15             11.19            --     2012
                                                                         10.51             10.15            --     2011
                                                                          9.61             10.51            --     2010
                                                                          7.55              9.61            --     2009
                                                                         11.77              7.55            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.41            $17.43            --     2017
                                                                         14.42             16.41            --     2016
                                                                         15.47             14.42           207     2015
                                                                         14.72             15.47           207     2014
                                                                         11.71             14.72           526     2013
                                                                         10.45             11.71         1,276     2012
                                                                         10.77             10.45         1,677     2011
                                                                          9.88             10.77         1,884     2010
                                                                          7.99              9.88            --     2009
                                                                         12.97              7.99            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $12.91            $14.77           628     2017
                                                                         12.28             12.91           955     2016
                                                                         13.39             12.28           983     2015
                                                                         15.37             13.39           558     2014
                                                                         12.75             15.37         1,183     2013
                                                                         11.00             12.75         2,749     2012
                                                                         12.55             11.00         2,130     2011
                                                                         11.81             12.55         2,180     2010
                                                                          8.79             11.81         5,260     2009
                                                                         15.03              8.79         6,038     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.04            $12.82           131     2017
                                                                        10.27             11.04           268     2016
                                                                        11.20             10.27           578     2015
                                                                        11.75             11.20           571     2014
                                                                         9.16             11.75           883     2013
                                                                         7.72              9.16         2,184     2012
                                                                         8.46              7.72         2,273     2011
                                                                         8.04              8.46         2,407     2010
                                                                         6.25              8.04         5,107     2009
                                                                        11.06              6.25         5,651     2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.32            $13.53         1,963     2017
                                                                        13.30             13.32         2,433     2016
                                                                        13.42             13.30         2,262     2015
                                                                        13.04             13.42         1,285     2014
                                                                        13.50             13.04         3,142     2013
                                                                        13.07             13.50         6,649     2012
                                                                        12.40             13.07         8,880     2011
                                                                        11.58             12.40        10,974     2010
                                                                        10.77             11.58         6,243     2009
                                                                        10.84             10.77         3,629     2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $28.89            $32.23           149     2017
                                                                        25.69             28.89            98     2016
                                                                        26.92             25.69           107     2015
                                                                        23.85             26.92            --     2014
                                                                        18.38             23.85            --     2013
                                                                        15.58             18.38            --     2012
                                                                        15.55             15.58            --     2011
                                                                        12.85             15.55            --     2010
                                                                        10.00             12.85            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $28.89            $32.64            51     2017
                                                                        24.50             28.89            68     2016
                                                                        26.39             24.50            --     2015
                                                                        24.55             26.39            --     2014
                                                                        17.60             24.55            --     2013
                                                                        14.99             17.60            --     2012
                                                                        16.06             14.99            --     2011
                                                                        12.88             16.06            --     2010
                                                                        10.00             12.88            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.75            $23.69           352     2017
                                                                        18.16             19.75           496     2016
                                                                        18.36             18.16           491     2015
                                                                        16.44             18.36           522     2014
                                                                        12.31             16.44         1,416     2013
                                                                        10.67             12.31         3,645     2012
                                                                        11.09             10.67         6,552     2011
                                                                         9.96             11.09         7,353     2010
                                                                         7.60              9.96         3,408     2009
                                                                        11.88              7.60         3,931     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.11            $16.60        12,063     2017
                                                                            14.16             15.11        12,356     2016
                                                                            14.53             14.16        12,957     2015
                                                                            13.69             14.53        14,408     2014
                                                                            11.76             13.69        15,155     2013
                                                                            10.81             11.76        28,361     2012
                                                                            10.85             10.81        38,546     2011
                                                                            10.09             10.85        38,871     2010
                                                                             8.75             10.09        45,724     2009
                                                                            11.48              8.75        43,327     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.06            $12.63           330     2017
                                                                             9.69             10.06           293     2016
                                                                            10.00              9.69            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.45            $10.85            --     2017
                                                                             9.87             10.45            --     2016
                                                                            10.27              9.87            --     2015
                                                                            10.17             10.27            --     2014
                                                                            10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.62            $19.37            --     2017
                                                                            16.32             15.62            --     2016
                                                                            16.12             16.32            --     2015
                                                                            14.28             16.12            --     2014
                                                                            11.25             14.28            --     2013
                                                                            10.08             11.25            --     2012
                                                                            10.43             10.08            --     2011
                                                                             9.74             10.43            --     2010
                                                                             6.89              9.74            --     2009
                                                                            12.94              6.89            --     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $18.97            $21.69           384     2017
                                                                            17.38             18.97           466     2016
                                                                            17.19             17.38            --     2015
                                                                            15.88             17.19            --     2014
                                                                            12.32             15.88            --     2013
                                                                            10.78             12.32            --     2012
                                                                            11.03             10.78            --     2011
                                                                             9.71             11.03            --     2010
                                                                             7.74              9.71            --     2009
                                                                            12.86              7.74            --     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $23.99            $26.80           132     2017
                                                                            20.79             23.99           145     2016
                                                                            22.58             20.79           400     2015
                                                                            20.63             22.58           284     2014
                                                                            14.96             20.63           752     2013
                                                                            12.97             14.96         2,004     2012
                                                                            13.55             12.97         2,689     2011
                                                                            11.23             13.55         2,992     2010
                                                                             8.37             11.23         1,211     2009
                                                                            13.76              8.37         1,457     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $17.57            $18.37           222     2017
                                                                 15.94             17.57           251     2016
                                                                 16.53             15.94           399     2015
                                                                 16.31             16.53           130     2014
                                                                 15.73             16.31           315     2013
                                                                 14.04             15.73           633     2012
                                                                 13.85             14.04         1,246     2011
                                                                 12.34             13.85         1,474     2010
                                                                  8.98             12.34         1,107     2009
                                                                 11.97              8.98         1,336     2008
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.66            $11.59           823     2017
                                                                 11.73             11.66           724     2016
                                                                 11.92             11.73           946     2015
                                                                 12.06             11.92         1,083     2014
                                                                 12.31             12.06         2,552     2013
                                                                 11.86             12.31         4,860     2012
                                                                 11.97             11.86         5,871     2011
                                                                 11.59             11.97         6,886     2010
                                                                 10.43             11.59        10,206     2009
                                                                 10.68             10.43        10,983     2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $14.43            $16.36        23,565     2017
                                                                 13.84             14.43        33,204     2016
                                                                 14.28             13.84        33,318     2015
                                                                 13.83             14.28        36,464     2014
                                                                 12.27             13.83        37,265     2013
                                                                 11.12             12.27        38,041     2012
                                                                 11.67             11.12        39,010     2011
                                                                 10.86             11.67        38,891     2010
                                                                  9.17             10.86        40,900     2009
                                                                 13.22              9.17        39,372     2008
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.38            $14.00            --     2017
                                                                 11.91             12.38            --     2016
                                                                 12.31             11.91            --     2015
                                                                 11.95             12.31         5,967     2014
                                                                 10.63             11.95         5,998     2013
                                                                  9.66             10.63        10,409     2012
                                                                 10.16              9.66        13,041     2011
                                                                  9.48             10.16        13,226     2010
                                                                  8.02              9.48        13,102     2009
                                                                 11.58              8.02        12,471     2008
---------------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.55            $13.06         2,648     2017
                                                                        11.30             11.55         2,915     2016
                                                                        11.41             11.30         3,085     2015
                                                                        10.89             11.41         3,344     2014
                                                                         9.58             10.89         3,574     2013
                                                                         8.64              9.58         3,807     2012
                                                                         9.11              8.64         4,136     2011
                                                                         8.45              9.11         4,347     2010
                                                                         6.94              8.45         4,676     2009
                                                                        10.17              6.94         5,174     2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $15.34            $17.80           629     2017
                                                                        14.12             15.34           911     2016
                                                                        14.24             14.12            --     2015
                                                                        13.32             14.24            --     2014
                                                                        10.12             13.32            --     2013
                                                                         8.83             10.12            --     2012
                                                                         8.51              8.83            --     2011
                                                                         7.71              8.51            --     2010
                                                                         6.55              7.71         9,298     2009
                                                                        11.30              6.55        10,189     2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $16.15            $20.80            --     2017
                                                                        16.14             16.15            --     2016
                                                                        14.88             16.14            --     2015
                                                                        13.37             14.88            --     2014
                                                                         9.98             13.37            --     2013
                                                                         8.74              9.98            --     2012
                                                                         9.29              8.74            --     2011
                                                                         8.65              9.29            --     2010
                                                                         6.45              8.65            --     2009
                                                                        10.96              6.45            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.12            $17.58            --     2017
                                                                        14.11             14.12            --     2016
                                                                        13.74             14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                         8.50              9.45            --     2012
                                                                        10.00              8.50            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $11.38            $12.55           448     2017
                                                                        11.43             11.38           496     2016
                                                                        11.89             11.43           578     2015
                                                                        10.63             11.89           627     2014
                                                                        10.62             10.63         1,535     2013
                                                                         8.49             10.62         1,538     2012
                                                                         9.31              8.49         1,749     2011
                                                                         8.12              9.31         1,616     2010
                                                                         6.33              8.12         3,525     2009
                                                                        11.71              6.33         4,285     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.70            $11.87           940     2017
                                                      11.46             11.70           966     2016
                                                      12.02             11.46           283     2015
                                                      11.89             12.02         1,538     2014
                                                      13.29             11.89         1,693     2013
                                                      12.65             13.29         5,904     2012
                                                      11.58             12.65         5,835     2011
                                                      11.26             11.58         6,359     2010
                                                      10.45             11.26        10,051     2009
                                                      10.86             10.45         9,561     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $15.05            $17.73           786     2017
                                                      13.56             15.05         1,108     2016
                                                      14.69             13.56            --     2015
                                                      13.35             14.69            --     2014
                                                      10.05             13.35            --     2013
                                                       8.95             10.05            --     2012
                                                       8.88              8.95            --     2011
                                                       7.95              8.88            --     2010
                                                       6.89              7.95            --     2009
                                                      10.76              6.89            --     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $ 9.98            $12.80           879     2017
                                                      10.79              9.98           848     2016
                                                      10.95             10.79         1,203     2015
                                                      11.85             10.95         1,340     2014
                                                       9.90             11.85         1,406     2013
                                                       8.36              9.90         6,525     2012
                                                       9.71              8.36         6,987     2011
                                                       8.77              9.71         6,135     2010
                                                       6.70              8.77        14,544     2009
                                                      12.42              6.70        17,548     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $16.46            $21.29            --     2017
                                                      16.11             16.46            --     2016
                                                      15.50             16.11           403     2015
                                                      14.41             15.50           478     2014
                                                      10.75             14.41            --     2013
                                                       9.65             10.75            --     2012
                                                       9.76              9.65            --     2011
                                                       8.60              9.76            --     2010
                                                       6.54              8.60            --     2009
                                                      11.42              6.54            --     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $16.84            $17.91            --     2017
                                                      14.29             16.84            --     2016
                                                      15.20             14.29            --     2015
                                                      13.74             15.20            --     2014
                                                      10.67             13.74            --     2013
                                                       9.52             10.67            --     2012
                                                       9.64              9.52            --     2011
                                                       8.69              9.64            --     2010
                                                       7.41              8.69            --     2009
                                                      10.35              7.41            --     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.43            $19.00            --     2017
                                                                                  15.17             15.43            --     2016
                                                                                  14.31             15.17            --     2015
                                                                                  12.99             14.31            --     2014
                                                                                   9.90             12.99            --     2013
                                                                                   8.75              9.90            --     2012
                                                                                  10.00              8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.36            $13.61            --     2017
                                                                                  12.18             11.36            --     2016
                                                                                  13.42             12.18            --     2015
                                                                                  12.43             13.42            --     2014
                                                                                   9.74             12.43            --     2013
                                                                                   9.10              9.74            --     2012
                                                                                  10.00              9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $15.50            $16.69            --     2017
                                                                                  13.61             15.50            --     2016
                                                                                  14.23             13.61            --     2015
                                                                                  13.84             14.23            --     2014
                                                                                  10.51             13.84            --     2013
                                                                                   9.48             10.51            --     2012
                                                                                  10.34              9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
                                                                                  10.51              6.82            --     2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $16.68            $18.82            --     2017
                                                                                  14.77             16.68            --     2016
                                                                                  15.45             14.77            --     2015
                                                                                  14.10             15.45            --     2014
                                                                                  10.68             14.10            --     2013
                                                                                   9.12             10.68            --     2012
                                                                                   9.29              9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
                                                                                   9.68              5.64            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.76            $ 8.60            --     2017
                                                                                   8.96              8.76            --     2016
                                                                                   9.16              8.96            --     2015
                                                                                   9.37              9.16            --     2014
                                                                                   9.58              9.37            --     2013
                                                                                   9.80              9.58            --     2012
                                                                                  10.01              9.80            --     2011
                                                                                  10.24             10.01            --     2010
                                                                                  10.46             10.24         5,140     2009
                                                                                  10.43             10.46            --     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $16.79            $18.94            --     2017
                                                                                 15.55             16.79            --     2016
                                                                                 16.42             15.55         1,673     2015
                                                                                 14.80             16.42         1,818     2014
                                                                                 11.27             14.80            --     2013
                                                                                 10.29             11.27            --     2012
                                                                                 10.43             10.29            --     2011
                                                                                  9.28             10.43            --     2010
                                                                                  7.10              9.28            --     2009
                                                                                 11.07              7.10            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $11.81            $11.95           697     2017
                                                                                 11.08             11.81           478     2016
                                                                                 11.45             11.08           585     2015
                                                                                 11.64             11.45         1,619     2014
                                                                                 11.46             11.64         1,740     2013
                                                                                 10.92             11.46         4,145     2012
                                                                                 10.88             10.92            --     2011
                                                                                 10.20             10.88            --     2010
                                                                                  7.23             10.20         2,837     2009
                                                                                 10.14              7.23         3,361     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $15.58            $18.53           901     2017
                                                                                 14.79             15.58           535     2016
                                                                                 15.06             14.79           881     2015
                                                                                 13.79             15.06           993     2014
                                                                                 10.77             13.79         1,202     2013
                                                                                  9.48             10.77         5,911     2012
                                                                                  9.97              9.48         4,674     2011
                                                                                  8.72              9.97         4,533     2010
                                                                                  6.58              8.72         8,312     2009
                                                                                 11.74              6.58         9,797     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $13.99            $15.41            --     2017
                                                                                 12.15             13.99            --     2016
                                                                                 12.97             12.15           540     2015
                                                                                 12.23             12.97           576     2014
                                                                                  9.78             12.23         1,014     2013
                                                                                  8.55              9.78         4,888     2012
                                                                                  8.68              8.55         5,258     2011
                                                                                  7.72              8.68         5,241     2010
                                                                                  6.08              7.72         7,420     2009
                                                                                 10.87              6.08         8,454     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $15.88            $18.72           450     2017
                                                                                 14.51             15.88           521     2016
                                                                                 15.08             14.51           892     2015
                                                                                 14.54             15.08           994     2014
                                                                                 10.94             14.54            --     2013
                                                                                  9.77             10.94            --     2012
                                                                                 11.20              9.77            --     2011
                                                                                  8.91             11.20            --     2010
                                                                                  6.52              8.91            --     2009
                                                                                 11.04              6.52            --     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.44            $12.53            --     2017
                                                                         10.34             11.44            --     2016
                                                                         11.27             10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21            --     2011
                                                                          7.90              8.52            --     2010
                                                                          6.20              7.90            --     2009
                                                                          9.89              6.20            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.37            $15.42         4,946     2017
                                                                         12.89             14.37         5,166     2016
                                                                         14.18             12.89        13,594     2015
                                                                         13.86             14.18        15,845     2014
                                                                         12.44             13.86        18,657     2013
                                                                         11.29             12.44        25,868     2012
                                                                         11.27             11.29        37,748     2011
                                                                         10.23             11.27        47,090     2010
                                                                          7.71             10.23        48,078     2009
                                                                         11.21              7.71        58,111     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $14.30            $17.92            --     2017
                                                                         14.89             14.30            --     2016
                                                                         14.41             14.89            --     2015
                                                                         13.11             14.41            --     2014
                                                                         10.42             13.11            --     2013
                                                                          9.48             10.42            --     2012
                                                                          9.84              9.48            --     2011
                                                                          9.02              9.84            --     2010
                                                                          7.11              9.02            --     2009
                                                                         11.10              7.11            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.59            $14.41            --     2017
                                                                         11.98             13.59            --     2016
                                                                         12.88             11.98           816     2015
                                                                         12.30             12.88           869     2014
                                                                          9.80             12.30         1,006     2013
                                                                          8.77              9.80         4,895     2012
                                                                          9.06              8.77         5,118     2011
                                                                          8.33              9.06         4,971     2010
                                                                          6.76              8.33            --     2009
                                                                         10.99              6.76            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $10.22            $11.67           972     2017
                                                                          9.75             10.22         1,915     2016
                                                                         10.66              9.75         2,333     2015
                                                                         12.27             10.66         2,428     2014
                                                                         10.20             12.27         2,369     2013
                                                                          8.82             10.20        11,199     2012
                                                                         10.10              8.82         6,580     2011
                                                                          9.52             10.10         5,956     2010
                                                                          7.10              9.52        13,501     2009
                                                                         12.18              7.10        16,572     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                              $10.74            $12.45           452     2017
                                                                            10.02             10.74           778     2016
                                                                            10.95             10.02         1,945     2015
                                                                            11.52             10.95         2,034     2014
                                                                             9.01             11.52         1,437     2013
                                                                             7.61              9.01         7,220     2012
                                                                             8.36              7.61         5,763     2011
                                                                             7.96              8.36         5,378     2010
                                                                             6.21              7.96        10,799     2009
                                                                            11.01              6.21        12,496     2008
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  $12.96            $13.13         5,703     2017
                                                                            12.98             12.96         6,325     2016
                                                                            13.12             12.98         6,752     2015
                                                                            12.79             13.12         4,529     2014
                                                                            13.27             12.79         5,044     2013
                                                                            12.88             13.27        21,382     2012
                                                                            12.26             12.88        22,998     2011
                                                                            11.47             12.26        23,981     2010
                                                                            10.70             11.47        12,293     2009
                                                                            10.80             10.70         5,794     2008
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1              $10.00            $10.80           516     2017
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1             $11.69            $13.17           423     2017
                                                                            10.00             11.69           477     2016
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $19.22            $23.00         1,215     2017
                                                                            17.71             19.22         1,444     2016
                                                                            17.96             17.71         1,654     2015
                                                                            16.12             17.96         1,875     2014
                                                                            12.10             16.12         2,319     2013
                                                                            10.52             12.10        11,884     2012
                                                                            10.96             10.52        16,820     2011
                                                                             9.86             10.96        16,530     2010
                                                                             7.54              9.86         7,283     2009
                                                                            11.83              7.54         8,515     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $13.93            $15.27         2,259     2017
                                                                            13.09             13.93         2,403     2016
                                                                            13.46             13.09         2,661     2015
                                                                            12.72             13.46         2,842     2014
                                                                            10.95             12.72         3,061     2013
                                                                            10.10             10.95         5,037     2012
                                                                            10.16             10.10        10,908     2011
                                                                             9.48             10.16        11,402     2010
                                                                             8.23              9.48        11,640     2009
                                                                            10.83              8.23        11,404     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.01            $12.54         1,113     2017
                                                                             9.67             10.01           831     2016
                                                                            10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.36            $10.73            --     2017
                                                                             9.81             10.36            --     2016
                                                                            10.24              9.81            --     2015
                                                                            10.16             10.24            --     2014
                                                                            10.00             10.16            --     2013
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.34            $16.51            --     2017
                                                                          13.98             13.34            --     2016
                                                                          13.84             13.98            --     2015
                                                                          12.29             13.84            --     2014
                                                                           9.71             12.29            --     2013
                                                                           8.73              9.71            --     2012
                                                                           9.05              8.73            --     2011
                                                                           8.47              9.05            --     2010
                                                                           6.01              8.47            --     2009
                                                                          11.31              6.01            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.68            $17.89         1,548     2017
                                                                          14.41             15.68         1,607     2016
                                                                          14.29             14.41            --     2015
                                                                          13.23             14.29            --     2014
                                                                          10.29             13.23            --     2013
                                                                           9.03             10.29            --     2012
                                                                           9.26              9.03            --     2011
                                                                           8.17              9.26            --     2010
                                                                           6.53              8.17            --     2009
                                                                          10.88              6.53            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.31            $18.17           154     2017
                                                                          14.17             16.31           171     2016
                                                                          15.43             14.17         1,375     2015
                                                                          14.13             15.43         1,465     2014
                                                                          10.27             14.13         1,768     2013
                                                                           8.93             10.27         9,488     2012
                                                                           9.35              8.93         9,902     2011
                                                                           7.77              9.35         9,617     2010
                                                                           5.80              7.77         3,801     2009
                                                                           9.57              5.80         4,653     2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.23            $15.88           523     2017
                                                                          13.85             15.23           557     2016
                                                                          14.39             13.85         1,178     2015
                                                                          14.24             14.39           521     2014
                                                                          13.77             14.24           570     2013
                                                                          12.32             13.77         2,311     2012
                                                                          12.19             12.32         3,637     2011
                                                                          10.89             12.19         3,659     2010
                                                                           7.94             10.89         2,662     2009
                                                                          10.61              7.94         3,320     2008
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.42            $11.32           735     2017
                                                                          11.51             11.42           494     2016
                                                                          11.73             11.51         1,414     2015
                                                                          11.90             11.73         3,790     2014
                                                                          12.18             11.90         4,072     2013
                                                                          11.77             12.18        15,561     2012
                                                                          11.90             11.77        15,089     2011
                                                                          11.55             11.90        14,884     2010
                                                                          10.43             11.55        19,710     2009
                                                                          10.70             10.43        19,359     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares              $12.05            $13.59         5,622     2017
                                                           11.62             12.05         6,131     2016
                                                           12.04             11.62         6,404     2015
                                                           11.72             12.04         9,360     2014
                                                           10.45             11.72        12,155     2013
                                                            9.52             10.45        20,222     2012
                                                           10.04              9.52        29,722     2011
                                                            9.39             10.04        37,931     2010
                                                            7.96              9.39        48,244     2009
                                                           11.53              7.96        50,937     2008
---------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.44            $12.92          --       2017
                                                                        11.21             11.44          --       2016
                                                                        11.32             11.21          --       2015
                                                                        10.82             11.32          --       2014
                                                                         9.53             10.82          --       2013
                                                                         8.60              9.53          --       2012
                                                                         9.08              8.60          --       2011
                                                                         8.43              9.08          --       2010
                                                                         6.93              8.43          --       2009
                                                                        10.16              6.93          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $13.79            $15.98          --       2017
                                                                        12.71             13.79          --       2016
                                                                        12.82             12.71          --       2015
                                                                        12.01             12.82          --       2014
                                                                         9.13             12.01          --       2013
                                                                         7.97              9.13          --       2012
                                                                         7.69              7.97          --       2011
                                                                         6.98              7.69          --       2010
                                                                         5.94              6.98          --       2009
                                                                        10.25              5.94          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $16.09            $20.71          --       2017
                                                                        16.09             16.09          --       2016
                                                                        14.86             16.09          --       2015
                                                                        13.36             14.86          --       2014
                                                                         9.98             13.36          --       2013
                                                                         8.75              9.98          --       2012
                                                                         9.31              8.75          --       2011
                                                                         8.68              9.31          --       2010
                                                                         6.48              8.68          --       2009
                                                                        11.02              6.48          --       2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.04            $17.46          --       2017
                                                                        14.05             14.04          --       2016
                                                                        13.69             14.05          --       2015
                                                                        12.92             13.69          --       2014
                                                                         9.44             12.92          --       2013
                                                                         8.49              9.44          --       2012
                                                                        10.00              8.49          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 8.45            $ 9.31          --       2017
                                                                         8.50              8.45          --       2016
                                                                         8.85              8.50          --       2015
                                                                         7.92              8.85          --       2014
                                                                         7.92              7.92          --       2013
                                                                         6.34              7.92          --       2012
                                                                         6.95              6.34          --       2011
                                                                         6.07              6.95          --       2010
                                                                         4.74              6.07          --       2009
                                                                         8.78              4.74          --       2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.35            $11.50          --       2017
                                                      11.13             11.35          --       2016
                                                      11.68             11.13          --       2015
                                                      11.57             11.68          --       2014
                                                      12.94             11.57          --       2013
                                                      12.34             12.94          --       2012
                                                      11.30             12.34          --       2011
                                                      11.00             11.30          --       2010
                                                      10.22             11.00          --       2009
                                                      10.63             10.22          --       2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $12.82            $15.09          --       2017
                                                      11.56             12.82          --       2016
                                                      12.54             11.56          --       2015
                                                      11.41             12.54          --       2014
                                                       8.60             11.41          --       2013
                                                       7.67              8.60          --       2012
                                                       7.61              7.67          --       2011
                                                       6.82              7.61          --       2010
                                                       5.91              6.82          --       2009
                                                       9.25              5.91          --       2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $ 8.57            $10.98          --       2017
                                                       9.28              8.57          --       2016
                                                       9.43              9.28          --       2015
                                                      10.21              9.43          --       2014
                                                       8.54             10.21          --       2013
                                                       7.21              8.54          --       2012
                                                       8.39              7.21          --       2011
                                                       7.58              8.39          --       2010
                                                       5.80              7.58          --       2009
                                                      10.76              5.80          --       2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $16.33            $21.10          --       2017
                                                      16.00             16.33          --       2016
                                                      15.41             16.00          --       2015
                                                      14.34             15.41          --       2014
                                                      10.71             14.34          --       2013
                                                       9.62             10.71          --       2012
                                                       9.74              9.62          --       2011
                                                       8.59              9.74          --       2010
                                                       6.54              8.59          --       2009
                                                      11.44              6.54          --       2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $14.32            $15.21          --       2017
                                                      12.16             14.32          --       2016
                                                      12.95             12.16          --       2015
                                                      11.72             12.95          --       2014
                                                       9.11             11.72          --       2013
                                                       8.14              9.11          --       2012
                                                       8.25              8.14          --       2011
                                                       7.44              8.25          --       2010
                                                       6.35              7.44          --       2009
                                                       8.88              6.35          --       2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.34            $18.87          --       2017
                                                                                  15.09             15.34          --       2016
                                                                                  14.26             15.09          --       2015
                                                                                  12.95             14.26          --       2014
                                                                                   9.88             12.95          --       2013
                                                                                   8.75              9.88          --       2012
                                                                                  10.00              8.75          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.30            $13.52          --       2017
                                                                                  12.12             11.30          --       2016
                                                                                  13.36             12.12          --       2015
                                                                                  12.40             13.36          --       2014
                                                                                   9.72             12.40          --       2013
                                                                                   9.09              9.72          --       2012
                                                                                  10.00              9.09          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $13.94            $15.00          --       2017
                                                                                  12.25             13.94          --       2016
                                                                                  12.82             12.25          --       2015
                                                                                  12.49             12.82          --       2014
                                                                                   9.49             12.49          --       2013
                                                                                   8.56              9.49          --       2012
                                                                                   9.36              8.56          --       2011
                                                                                   7.81              9.36          --       2010
                                                                                   6.18              7.81          --       2009
                                                                                   9.54              6.18          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.74            $17.75          --       2017
                                                                                  13.95             15.74          --       2016
                                                                                  14.62             13.95          --       2015
                                                                                  13.35             14.62          --       2014
                                                                                  10.12             13.35          --       2013
                                                                                   8.66             10.12          --       2012
                                                                                   8.82              8.66          --       2011
                                                                                   7.11              8.82          --       2010
                                                                                   5.37              7.11          --       2009
                                                                                   9.22              5.37          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.46            $ 8.30          --       2017
                                                                                   8.66              8.46          --       2016
                                                                                   8.86              8.66          --       2015
                                                                                   9.07              8.86          --       2014
                                                                                   9.29              9.07          --       2013
                                                                                   9.51              9.29          --       2012
                                                                                   9.73              9.51          --       2011
                                                                                   9.96              9.73          --       2010
                                                                                  10.18              9.96          --       2009
                                                                                  10.16             10.18          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.14            $17.06          --       2017
                                                                                 14.04             15.14          --       2016
                                                                                 14.84             14.04          --       2015
                                                                                 13.39             14.84          --       2014
                                                                                 10.20             13.39          --       2013
                                                                                  9.33             10.20          --       2012
                                                                                  9.46              9.33          --       2011
                                                                                  8.43              9.46          --       2010
                                                                                  6.45              8.43          --       2009
                                                                                 10.07              6.45          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $11.47            $11.59          --       2017
                                                                                 10.78             11.47          --       2016
                                                                                 11.14             10.78          --       2015
                                                                                 11.34             11.14          --       2014
                                                                                 11.18             11.34          --       2013
                                                                                 10.66             11.18          --       2012
                                                                                 10.64             10.66          --       2011
                                                                                  9.98             10.64          --       2010
                                                                                  7.08              9.98          --       2009
                                                                                  9.94              7.08          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $15.01            $17.83          --       2017
                                                                                 14.26             15.01          --       2016
                                                                                 14.54             14.26          --       2015
                                                                                 13.33             14.54          --       2014
                                                                                 10.42             13.33          --       2013
                                                                                  9.18             10.42          --       2012
                                                                                  9.66              9.18          --       2011
                                                                                  8.46              9.66          --       2010
                                                                                  6.39              8.46          --       2009
                                                                                 11.42              6.39          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $12.63            $13.91          --       2017
                                                                                 10.98             12.63          --       2016
                                                                                 11.74             10.98          --       2015
                                                                                 11.08             11.74          --       2014
                                                                                  8.87             11.08          --       2013
                                                                                  7.76              8.87          --       2012
                                                                                  7.89              7.76          --       2011
                                                                                  7.02              7.89          --       2010
                                                                                  5.54              7.02          --       2009
                                                                                  9.91              5.54          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $15.97            $18.81          --       2017
                                                                                 14.60             15.97          --       2016
                                                                                 15.19             14.60          --       2015
                                                                                 14.67             15.19          --       2014
                                                                                 11.05             14.67          --       2013
                                                                                  9.87             11.05          --       2012
                                                                                 11.33              9.87          --       2011
                                                                                  9.02             11.33          --       2010
                                                                                  6.61              9.02          --       2009
                                                                                 11.20              6.61          --       2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.33            $12.40          --       2017
                                                                         10.25             11.33          --       2016
                                                                         11.18             10.25          --       2015
                                                                         11.13             11.18          --       2014
                                                                          9.20             11.13          --       2013
                                                                          8.17              9.20          --       2012
                                                                          8.49              8.17          --       2011
                                                                          7.88              8.49          --       2010
                                                                          6.20              7.88          --       2009
                                                                          9.89              6.20          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.90            $13.83          --       2017
                                                                         11.58             12.90          --       2016
                                                                         12.75             11.58          --       2015
                                                                         12.48             12.75          --       2014
                                                                         11.21             12.48          --       2013
                                                                         10.18             11.21          --       2012
                                                                         10.18             10.18          --       2011
                                                                          9.25             10.18          --       2010
                                                                          6.98              9.25          --       2009
                                                                         10.16              6.98          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $12.45            $15.59          --       2017
                                                                         12.98             12.45          --       2016
                                                                         12.58             12.98          --       2015
                                                                         11.45             12.58          --       2014
                                                                          9.11             11.45          --       2013
                                                                          8.30              9.11          --       2012
                                                                          8.62              8.30          --       2011
                                                                          7.91              8.62          --       2010
                                                                          6.24              7.91          --       2009
                                                                          9.75              6.24          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.39            $13.12          --       2017
                                                                         10.93             12.39          --       2016
                                                                         11.76             10.93          --       2015
                                                                         11.24             11.76          --       2014
                                                                          8.97             11.24          --       2013
                                                                          8.04              8.97          --       2012
                                                                          8.31              8.04          --       2011
                                                                          7.65              8.31          --       2010
                                                                          6.21              7.65          --       2009
                                                                         10.11              6.21          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $ 8.83            $10.07          --       2017
                                                                          8.43              8.83          --       2016
                                                                          9.23              8.43          --       2015
                                                                         10.63              9.23          --       2014
                                                                          8.85             10.63          --       2013
                                                                          7.66              8.85          --       2012
                                                                          8.78              7.66          --       2011
                                                                          8.29              8.78          --       2010
                                                                          6.19              8.29          --       2009
                                                                         10.62              6.19          --       2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                              $ 9.69            $11.22          --       2017
                                                                             9.05              9.69          --       2016
                                                                             9.90              9.05          --       2015
                                                                            10.43              9.90          --       2014
                                                                             8.16             10.43          --       2013
                                                                             6.90              8.16          --       2012
                                                                             7.59              6.90          --       2011
                                                                             7.23              7.59          --       2010
                                                                             5.65              7.23          --       2009
                                                                            10.02              5.65          --       2008
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  $12.20            $12.35          --       2017
                                                                            12.23             12.20          --       2016
                                                                            12.38             12.23          --       2015
                                                                            12.08             12.38          --       2014
                                                                            12.54             12.08          --       2013
                                                                            12.19             12.54          --       2012
                                                                            11.61             12.19          --       2011
                                                                            10.88             11.61          --       2010
                                                                            10.15             10.88          --       2009
                                                                            10.26             10.15          --       2008
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $16.38            $19.58          --       2017
                                                                            15.11             16.38          --       2016
                                                                            15.34             15.11          --       2015
                                                                            13.78             15.34          --       2014
                                                                            10.36             13.78          --       2013
                                                                             9.01             10.36          --       2012
                                                                             9.40              9.01          --       2011
                                                                             8.47              9.40          --       2010
                                                                             6.48              8.47          --       2009
                                                                            10.18              6.48          --       2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $12.92            $14.14          --       2017
                                                                            12.15             12.92          --       2016
                                                                            12.51             12.15          --       2015
                                                                            11.83             12.51          --       2014
                                                                            10.19             11.83          --       2013
                                                                             9.41             10.19          --       2012
                                                                             9.48              9.41          --       2011
                                                                             8.85              9.48          --       2010
                                                                             7.69              8.85          --       2009
                                                                            10.14              7.69          --       2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.99            $12.51          --       2017
                                                                             9.66              9.99          --       2016
                                                                            10.00              9.66          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.32            $10.68          --       2017
                                                                             9.78             10.32          --       2016
                                                                            10.22              9.78          --       2015
                                                                            10.16             10.22          --       2014
                                                                            10.00             10.16          --       2013
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.88            $15.91          --       2017
                                                                          13.51             12.88          --       2016
                                                                          13.39             13.51          --       2015
                                                                          11.90             13.39          --       2014
                                                                           9.41             11.90          --       2013
                                                                           8.46              9.41          --       2012
                                                                           8.78              8.46          --       2011
                                                                           8.24              8.78          --       2010
                                                                           5.85              8.24          --       2009
                                                                          11.02              5.85          --       2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.51            $16.53          --       2017
                                                                          13.34             14.51          --       2016
                                                                          13.24             13.34          --       2015
                                                                          12.28             13.24          --       2014
                                                                           9.56             12.28          --       2013
                                                                           8.39              9.56          --       2012
                                                                           8.62              8.39          --       2011
                                                                           7.61              8.62          --       2010
                                                                           6.09              7.61          --       2009
                                                                          10.15              6.09          --       2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.32            $18.16          --       2017
                                                                          14.19             16.32          --       2016
                                                                          15.47             14.19          --       2015
                                                                          14.18             15.47          --       2014
                                                                          10.32             14.18          --       2013
                                                                           8.98             10.32          --       2012
                                                                           9.41              8.98          --       2011
                                                                           7.83              9.41          --       2010
                                                                           5.85              7.83          --       2009
                                                                           9.67              5.85          --       2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $14.42            $15.02          --       2017
                                                                          13.13             14.42          --       2016
                                                                          13.66             13.13          --       2015
                                                                          13.53             13.66          --       2014
                                                                          13.10             13.53          --       2013
                                                                          11.73             13.10          --       2012
                                                                          11.62             11.73          --       2011
                                                                          10.39             11.62          --       2010
                                                                           7.58             10.39          --       2009
                                                                          10.14              7.58          --       2008
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.07            $10.97          --       2017
                                                                          11.18             11.07          --       2016
                                                                          11.40             11.18          --       2015
                                                                          11.57             11.40          --       2014
                                                                          11.86             11.57          --       2013
                                                                          11.47             11.86          --       2012
                                                                          11.61             11.47          --       2011
                                                                          11.29             11.61          --       2010
                                                                          10.20             11.29          --       2009
                                                                          10.48             10.20          --       2008
------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares              $11.28            $12.71          --       2017
                                                           10.89             11.28          --       2016
                                                           11.29             10.89          --       2015
                                                           11.00             11.29          --       2014
                                                            9.82             11.00          --       2013
                                                            8.96              9.82          --       2012
                                                            9.46              8.96          --       2011
                                                            8.85              9.46          --       2010
                                                            7.52              8.85          --       2009
                                                           10.89              7.52          --       2008
---------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.55            $13.06           --      2017
                                                                        11.30             11.55           --      2016
                                                                        11.41             11.30           --      2015
                                                                        10.89             11.41           --      2014
                                                                         9.58             10.89           --      2013
                                                                         8.64              9.58           --      2012
                                                                         9.11              8.64           --      2011
                                                                         8.45              9.11           --      2010
                                                                         6.94              8.45           --      2009
                                                                        10.17              6.94           --      2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $16.72            $19.40           62      2017
                                                                        15.39             16.72           88      2016
                                                                        15.52             15.39           --      2015
                                                                        14.52             15.52           --      2014
                                                                        11.03             14.52           --      2013
                                                                         9.62             11.03           --      2012
                                                                         9.27              9.62           --      2011
                                                                         8.40              9.27           --      2010
                                                                         7.14              8.40          225      2009
                                                                        12.31              7.14          236      2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $17.40            $22.41           --      2017
                                                                        17.38             17.40           --      2016
                                                                        16.03             17.38           --      2015
                                                                        14.40             16.03           --      2014
                                                                        10.75             14.40           --      2013
                                                                         9.42             10.75           --      2012
                                                                        10.00              9.42           --      2011
                                                                         9.31             10.00           --      2010
                                                                         6.94              9.31           --      2009
                                                                        11.80              6.94           --      2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.12            $17.58           --      2017
                                                                        14.11             14.12           --      2016
                                                                        13.74             14.11           --      2015
                                                                        12.96             13.74           --      2014
                                                                         9.45             12.96           --      2013
                                                                         8.50              9.45           --      2012
                                                                        10.00              8.50           --      2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 8.54            $ 9.41           64      2017
                                                                         8.57              8.54           69      2016
                                                                         8.92              8.57           73      2015
                                                                         7.98              8.92           79      2014
                                                                         7.96              7.98          187      2013
                                                                         6.37              7.96           45      2012
                                                                         6.98              6.37           55      2011
                                                                         6.09              6.98           55      2010
                                                                         4.75              6.09          125      2009
                                                                         8.78              4.75          144      2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.46            $11.62          102      2017
                                                      11.23             11.46          103      2016
                                                      11.77             11.23           28      2015
                                                      11.65             11.77          152      2014
                                                      13.02             11.65          160      2013
                                                      12.40             13.02          136      2012
                                                      11.34             12.40          141      2011
                                                      11.03             11.34          170      2010
                                                      10.23             11.03          277      2009
                                                      10.63             10.23          259      2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $12.95            $15.26           98      2017
                                                      11.66             12.95          137      2016
                                                      12.64             11.66           --      2015
                                                      11.48             12.64           --      2014
                                                       8.65             11.48           --      2013
                                                       7.70              8.65           --      2012
                                                       7.64              7.70           --      2011
                                                       6.84              7.64           --      2010
                                                       5.92              6.84           --      2009
                                                       9.26              5.92           --      2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $ 8.65            $11.10          108      2017
                                                       9.36              8.65          102      2016
                                                       9.50              9.36          133      2015
                                                      10.28              9.50          149      2014
                                                       8.59             10.28          146      2013
                                                       7.25              8.59          165      2012
                                                       8.42              7.25          193      2011
                                                       7.60              8.42          182      2010
                                                       5.81              7.60          452      2009
                                                      10.77              5.81          517      2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $16.49            $21.33           --      2017
                                                      16.14             16.49           --      2016
                                                      15.53             16.14           39      2015
                                                      14.44             15.53           46      2014
                                                      10.77             14.44           --      2013
                                                       9.67             10.77           --      2012
                                                       9.78              9.67           --      2011
                                                       8.61              9.78           --      2010
                                                       6.55              8.61           --      2009
                                                      11.44              6.55           --      2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $14.46            $15.38           --      2017
                                                      12.27             14.46           --      2016
                                                      13.06             12.27           --      2015
                                                      11.80             13.06           --      2014
                                                       9.16             11.80           --      2013
                                                       8.18              9.16           --      2012
                                                       8.28              8.18           --      2011
                                                       7.46              8.28           --      2010
                                                       6.37              7.46           --      2009
                                                       8.89              6.37           --      2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.43            $19.00           --      2017
                                                                                  15.17             15.43           --      2016
                                                                                  14.31             15.17           --      2015
                                                                                  12.99             14.31           --      2014
                                                                                   9.90             12.99           --      2013
                                                                                   8.75              9.90           --      2012
                                                                                  10.00              8.75           --      2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.36            $13.61           --      2017
                                                                                  12.18             11.36           --      2016
                                                                                  13.42             12.18           --      2015
                                                                                  12.43             13.42           --      2014
                                                                                   9.74             12.43           --      2013
                                                                                   9.10              9.74           --      2012
                                                                                  10.00              9.10           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $14.08            $15.16           --      2017
                                                                                  12.36             14.08           --      2016
                                                                                  12.92             12.36           --      2015
                                                                                  12.57             12.92           --      2014
                                                                                   9.54             12.57           --      2013
                                                                                   8.61              9.54           --      2012
                                                                                   9.39              8.61           --      2011
                                                                                   7.83              9.39           --      2010
                                                                                   6.19              7.83           --      2009
                                                                                   9.55              6.19           --      2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.90            $17.94           --      2017
                                                                                  14.08             15.90           --      2016
                                                                                  14.73             14.08           --      2015
                                                                                  13.44             14.73           --      2014
                                                                                  10.18             13.44           --      2013
                                                                                   8.70             10.18           --      2012
                                                                                   8.86              8.70           --      2011
                                                                                   7.13              8.86           --      2010
                                                                                   5.38              7.13           --      2009
                                                                                   9.23              5.38           --      2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.55            $ 8.39           --      2017
                                                                                   8.74              8.55           --      2016
                                                                                   8.93              8.74           --      2015
                                                                                   9.14              8.93           --      2014
                                                                                   9.34              9.14           --      2013
                                                                                   9.55              9.34           --      2012
                                                                                   9.77              9.55           --      2011
                                                                                   9.98              9.77           --      2010
                                                                                  10.20              9.98          678      2009
                                                                                  10.17             10.20           --      2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.29            $17.25           --      2017
                                                                                 14.16             15.29           --      2016
                                                                                 14.96             14.16          176      2015
                                                                                 13.48             14.96          189      2014
                                                                                 10.26             13.48           --      2013
                                                                                  9.37             10.26           --      2012
                                                                                  9.50              9.37           --      2011
                                                                                  8.46              9.50           --      2010
                                                                                  6.46              8.46           --      2009
                                                                                 10.08              6.46           --      2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $11.98            $12.12           73      2017
                                                                                 11.25             11.98           49      2016
                                                                                 11.62             11.25           56      2015
                                                                                 11.81             11.62          154      2014
                                                                                 11.63             11.81          158      2013
                                                                                 11.08             11.63           92      2012
                                                                                 11.05             11.08           --      2011
                                                                                 10.35             11.05           --      2010
                                                                                  7.33             10.35           74      2009
                                                                                 10.29              7.33           91      2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $17.72            $21.07           85      2017
                                                                                 16.82             17.72           50      2016
                                                                                 17.12             16.82           74      2015
                                                                                 15.68             17.12           83      2014
                                                                                 12.24             15.68           96      2013
                                                                                 10.78             12.24          116      2012
                                                                                 11.34             10.78           97      2011
                                                                                  9.91             11.34          101      2010
                                                                                  7.48              9.91          191      2009
                                                                                 13.35              7.48          226      2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $15.71            $17.31           --      2017
                                                                                 13.65             15.71           --      2016
                                                                                 14.57             13.65           46      2015
                                                                                 13.74             14.57           49      2014
                                                                                 10.99             13.74           82      2013
                                                                                  9.60             10.99           97      2012
                                                                                  9.75              9.60          109      2011
                                                                                  8.68              9.75          118      2010
                                                                                  6.83              8.68          175      2009
                                                                                 12.21              6.83          199      2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $19.02            $22.42           40      2017
                                                                                 17.37             19.02           47      2016
                                                                                 18.06             17.37           72      2015
                                                                                 17.41             18.06           78      2014
                                                                                 13.11             17.41           --      2013
                                                                                 11.70             13.11           --      2012
                                                                                 13.42             11.70           --      2011
                                                                                 10.67             13.42           --      2010
                                                                                  7.81             10.67           --      2009
                                                                                 13.22              7.81           --      2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.44            $12.53            --     2017
                                                                         10.34             11.44            --     2016
                                                                         11.27             10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21            --     2011
                                                                          7.90              8.52            --     2010
                                                                          6.20              7.90            --     2009
                                                                          9.89              6.20            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.92            $16.00         1,080     2017
                                                                         13.37             14.92         1,206     2016
                                                                         14.71             13.37         1,429     2015
                                                                         14.38             14.71         1,548     2014
                                                                         12.91             14.38         1,701     2013
                                                                         11.71             12.91         1,870     2012
                                                                         11.70             11.71         2,059     2011
                                                                         10.62             11.70         2,325     2010
                                                                          8.00             10.62         2,574     2009
                                                                         11.64              8.00         3,455     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $12.58            $15.76            --     2017
                                                                         13.10             12.58            --     2016
                                                                         12.68             13.10            --     2015
                                                                         11.53             12.68            --     2014
                                                                          9.16             11.53            --     2013
                                                                          8.34              9.16            --     2012
                                                                          8.65              8.34            --     2011
                                                                          7.93              8.65            --     2010
                                                                          6.25              7.93            --     2009
                                                                          9.76              6.25            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.59            $14.41            --     2017
                                                                         11.98             13.59            --     2016
                                                                         12.88             11.98            78     2015
                                                                         12.30             12.88            83     2014
                                                                          9.80             12.30            91     2013
                                                                          8.77              9.80           109     2012
                                                                          9.06              8.77           120     2011
                                                                          8.33              9.06           127     2010
                                                                          6.76              8.33            --     2009
                                                                         10.99              6.76            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $ 8.92            $10.18           120     2017
                                                                          8.51              8.92           232     2016
                                                                          9.31              8.51           257     2015
                                                                         10.71              9.31           268     2014
                                                                          8.90             10.71           245     2013
                                                                          7.70              8.90           279     2012
                                                                          8.81              7.70           182     2011
                                                                          8.31              8.81           174     2010
                                                                          6.20              8.31           415     2009
                                                                         10.63              6.20           487     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                              $10.74            $12.45           49      2017
                                                                            10.02             10.74           82      2016
                                                                            10.95             10.02          187      2015
                                                                            11.52             10.95          195      2014
                                                                             9.01             11.52          130      2013
                                                                             7.61              9.01          158      2012
                                                                             8.36              7.61          138      2011
                                                                             7.96              8.36          138      2010
                                                                             6.21              7.96          287      2009
                                                                            11.01              6.21          324      2008
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  $12.32            $12.48          635      2017
                                                                            12.34             12.32          694      2016
                                                                            12.48             12.34          689      2015
                                                                            12.16             12.48          458      2014
                                                                            12.62             12.16          491      2013
                                                                            12.25             12.62          507      2012
                                                                            11.65             12.25          571      2011
                                                                            10.91             11.65          659      2010
                                                                            10.17             10.91          349      2009
                                                                            10.27             10.17          164      2008
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1              $10.00            $10.80           55      2017
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1             $11.69            $13.17           45      2017
                                                                            10.00             11.69           50      2016
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $16.54            $19.79          152      2017
                                                                            15.25             16.54          178      2016
                                                                            15.46             15.25          184      2015
                                                                            13.88             15.46          206      2014
                                                                            10.42             13.88          244      2013
                                                                             9.05             10.42          307      2012
                                                                             9.43              9.05          464      2011
                                                                             8.49              9.43          488      2010
                                                                             6.49              8.49          223      2009
                                                                            10.19              6.49          261      2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $14.52            $15.91           --      2017
                                                                            13.64             14.52           --      2016
                                                                            14.03             13.64           --      2015
                                                                            13.26             14.03           --      2014
                                                                            11.42             13.26           --      2013
                                                                            10.52             11.42           --      2012
                                                                            10.59             10.52           --      2011
                                                                             9.88             10.59           --      2010
                                                                             8.58              9.88           --      2009
                                                                            11.29              8.58           --      2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.01            $12.54          119      2017
                                                                             9.67             10.01           88      2016
                                                                            10.00              9.67           --      2015
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.36            $10.73           --      2017
                                                                           9.81             10.36           --      2016
                                                                          10.24              9.81           --      2015
                                                                          10.16             10.24           --      2014
                                                                          10.00             10.16           --      2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.62            $18.09           --      2017
                                                                          15.32             14.62           --      2016
                                                                          15.17             15.32           --      2015
                                                                          13.47             15.17           --      2014
                                                                          10.64             13.47           --      2013
                                                                           9.56             10.64           --      2012
                                                                           9.91              9.56           --      2011
                                                                           9.29              9.91           --      2010
                                                                           6.59              9.29           --      2009
                                                                          12.40              6.59           --      2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.24            $19.67          151      2017
                                                                          15.84             17.24          154      2016
                                                                          15.71             15.84           --      2015
                                                                          14.55             15.71           --      2014
                                                                          11.32             14.55           --      2013
                                                                           9.92             11.32           --      2012
                                                                          10.18              9.92           --      2011
                                                                           8.99             10.18           --      2010
                                                                           7.18              8.99           --      2009
                                                                          11.96              7.18           --      2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $19.48            $21.70           14      2017
                                                                          16.93             19.48           15      2016
                                                                          18.43             16.93          110      2015
                                                                          16.88             18.43          115      2014
                                                                          12.27             16.88          133      2013
                                                                          10.66             12.27          174      2012
                                                                          11.17             10.66          197      2011
                                                                           9.28             11.17          205      2010
                                                                           6.93              9.28           81      2009
                                                                          11.44              6.93          100      2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.65            $16.32           54      2017
                                                                          14.23             15.65           57      2016
                                                                          14.80             14.23          111      2015
                                                                          14.64             14.80           48      2014
                                                                          14.16             14.64           51      2013
                                                                          12.67             14.16           50      2012
                                                                          12.53             12.67           83      2011
                                                                          11.19             12.53           92      2010
                                                                           8.16             11.19           68      2009
                                                                          10.91              8.16           82      2008
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.37            $11.27            78     2017
                                                                 11.47             11.37            52     2016
                                                                 11.69             11.47           137     2015
                                                                 11.85             11.69           366     2014
                                                                 12.13             11.85           378     2013
                                                                 11.72             12.13           351     2012
                                                                 11.85             11.72           358     2011
                                                                 11.51             11.85           389     2010
                                                                 10.38             11.51           531     2009
                                                                 10.66             10.38           516     2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.05            $13.59         1,272     2017
                                                                 11.62             12.05         1,491     2016
                                                                 12.04             11.62         1,633     2015
                                                                 11.72             12.04         1,885     2014
                                                                 10.45             11.72         2,090     2013
                                                                  9.52             10.45         2,308     2012
                                                                 10.04              9.52         2,545     2011
                                                                  9.39             10.04         2,704     2010
                                                                  7.96              9.39         2,916     2009
                                                                 11.53              7.96         3,290     2008
---------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.90            $13.56          --       2017
                                                                        11.56             11.90          --       2016
                                                                        11.58             11.56          --       2015
                                                                        10.97             11.58          --       2014
                                                                         9.57             10.97          --       2013
                                                                         8.57              9.57          --       2012
                                                                         8.97              8.57          --       2011
                                                                         8.25              8.97          --       2010
                                                                         6.73              8.25          --       2009
                                                                         9.78              6.73          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $14.15            $16.54          --       2017
                                                                        12.92             14.15          --       2016
                                                                        12.93             12.92          --       2015
                                                                        12.00             12.93          --       2014
                                                                         9.05             12.00          --       2013
                                                                         7.83              9.05          --       2012
                                                                         7.49              7.83          --       2011
                                                                         6.74              7.49          --       2010
                                                                         5.68              6.74          --       2009
                                                                         9.72              5.68          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $15.46            $20.06          --       2017
                                                                        15.32             15.46          --       2016
                                                                        14.02             15.32          --       2015
                                                                        12.50             14.02          --       2014
                                                                         9.26             12.50          --       2013
                                                                         8.05              9.26          --       2012
                                                                         8.49              8.05          --       2011
                                                                         7.84              8.49          --       2010
                                                                         5.80              7.84          --       2009
                                                                         9.79              5.80          --       2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.74            $18.50          --       2017
                                                                        14.63             14.74          --       2016
                                                                        14.13             14.63          --       2015
                                                                        13.23             14.13          --       2014
                                                                         9.58             13.23          --       2013
                                                                         8.54              9.58          --       2012
                                                                        10.00              8.54          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 9.57            $10.64          --       2017
                                                                         9.54              9.57          --       2016
                                                                         9.85              9.54          --       2015
                                                                         8.74              9.85          --       2014
                                                                         8.66              8.74          --       2013
                                                                         6.88              8.66          --       2012
                                                                         7.48              6.88          --       2011
                                                                         6.47              7.48          --       2010
                                                                         5.01              6.47          --       2009
                                                                         9.20              5.01          --       2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.73            $11.99          --       2017
                                                      11.40             11.73          --       2016
                                                      11.86             11.40          --       2015
                                                      11.65             11.86          --       2014
                                                      12.92             11.65          --       2013
                                                      12.21             12.92          --       2012
                                                      11.09             12.21          --       2011
                                                      10.70             11.09          --       2010
                                                       9.85             10.70          --       2009
                                                      10.16              9.85          --       2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $14.46            $17.18          --       2017
                                                      12.93             14.46          --       2016
                                                      13.90             12.93          --       2015
                                                      12.54             13.90          --       2014
                                                       9.37             12.54          --       2013
                                                       8.29              9.37          --       2012
                                                       8.15              8.29          --       2011
                                                       7.25              8.15          --       2010
                                                       6.23              7.25          --       2009
                                                       9.66              6.23          --       2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $ 8.33            $10.77          --       2017
                                                       8.95              8.33          --       2016
                                                       9.01              8.95          --       2015
                                                       9.67              9.01          --       2014
                                                       8.02              9.67          --       2013
                                                       6.72              8.02          --       2012
                                                       7.75              6.72          --       2011
                                                       6.94              7.75          --       2010
                                                       5.26              6.94          --       2009
                                                       9.68              5.26          --       2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $15.17            $19.77          --       2017
                                                      14.74             15.17          --       2016
                                                      14.07             14.74          --       2015
                                                      12.98             14.07          --       2014
                                                       9.61             12.98          --       2013
                                                       8.56              9.61          --       2012
                                                       8.59              8.56          --       2011
                                                       7.51              8.59          --       2010
                                                       5.67              7.51          --       2009
                                                       9.83              5.67          --       2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $16.68            $17.87          --       2017
                                                      14.04             16.68          --       2016
                                                      14.83             14.04          --       2015
                                                      13.30             14.83          --       2014
                                                      10.25             13.30          --       2013
                                                       9.08             10.25          --       2012
                                                       9.12              9.08          --       2011
                                                       8.16              9.12          --       2010
                                                       6.90              8.16          --       2009
                                                       9.57              6.90          --       2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $16.11            $20.00          --       2017
                                                                                  15.72             16.11          --       2016
                                                                                  14.72             15.72          --       2015
                                                                                  13.26             14.72          --       2014
                                                                                  10.03             13.26          --       2013
                                                                                   8.80             10.03          --       2012
                                                                                  10.00              8.80          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.87            $14.32          --       2017
                                                                                  12.62             11.87          --       2016
                                                                                  13.80             12.62          --       2015
                                                                                  12.69             13.80          --       2014
                                                                                   9.86             12.69          --       2013
                                                                                   9.14              9.86          --       2012
                                                                                  10.00              9.14          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $15.12            $16.41          --       2017
                                                                                  13.17             15.12          --       2016
                                                                                  13.66             13.17          --       2015
                                                                                  13.19             13.66          --       2014
                                                                                   9.94             13.19          --       2013
                                                                                   8.90              9.94          --       2012
                                                                                   9.64              8.90          --       2011
                                                                                   7.97              9.64          --       2010
                                                                                   6.26              7.97          --       2009
                                                                                   9.57              6.26          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $17.82            $20.26          --       2017
                                                                                  15.66             17.82          --       2016
                                                                                  16.26             15.66          --       2015
                                                                                  14.72             16.26          --       2014
                                                                                  11.07             14.72          --       2013
                                                                                   9.38             11.07          --       2012
                                                                                   9.48              9.38          --       2011
                                                                                   7.57              9.48          --       2010
                                                                                   5.67              7.57          --       2009
                                                                                   9.66              5.67          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.02            $ 8.92          --       2017
                                                                                   9.15              9.02          --       2016
                                                                                   9.28              9.15          --       2015
                                                                                   9.42              9.28          --       2014
                                                                                   9.56              9.42          --       2013
                                                                                   9.70              9.56          --       2012
                                                                                   9.84              9.70          --       2011
                                                                                   9.99              9.84          --       2010
                                                                                  10.12              9.99          --       2009
                                                                                  10.02             10.12          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   (DDCA)                                                                       $ 8.94            $ 8.84          --       2017
                                                                                  9.07              8.94          --       2016
                                                                                  9.21              9.07          --       2015
                                                                                  9.34              9.21          --       2014
                                                                                  9.48              9.34          --       2013
                                                                                  9.62              9.48          --       2012
                                                                                  9.76              9.62          --       2011
                                                                                  9.90              9.76          --       2010
                                                                                 10.04              9.90          --       2009
                                                                                 10.00             10.04          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.85            $18.02          --       2017
                                                                                 14.57             15.85          --       2016
                                                                                 15.27             14.57          --       2015
                                                                                 13.66             15.27          --       2014
                                                                                 10.32             13.66          --       2013
                                                                                  9.35             10.32          --       2012
                                                                                  9.40              9.35          --       2011
                                                                                  8.31              9.40          --       2010
                                                                                  6.30              8.31          --       2009
                                                                                  9.75              6.30          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.50            $12.74          --       2017
                                                                                 11.64             12.50          --       2016
                                                                                 11.93             11.64          --       2015
                                                                                 12.04             11.93          --       2014
                                                                                 11.76             12.04          --       2013
                                                                                 11.12             11.76          --       2012
                                                                                 11.00             11.12          --       2011
                                                                                 10.23             11.00          --       2010
                                                                                  7.19             10.23          --       2009
                                                                                 10.02              7.19          --       2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $13.93            $16.69          --       2017
                                                                                 13.12             13.93          --       2016
                                                                                 13.26             13.12          --       2015
                                                                                 12.05             13.26          --       2014
                                                                                  9.34             12.05          --       2013
                                                                                  8.16              9.34          --       2012
                                                                                  8.51              8.16          --       2011
                                                                                  7.39              8.51          --       2010
                                                                                  5.53              7.39          --       2009
                                                                                  9.80              5.53          --       2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $13.29            $14.75          --       2017
                                                                                 11.46             13.29          --       2016
                                                                                 12.14             11.46          --       2015
                                                                                 11.35             12.14          --       2014
                                                                                  9.01             11.35          --       2013
                                                                                  7.81              9.01          --       2012
                                                                                  7.88              7.81          --       2011
                                                                                  6.95              7.88          --       2010
                                                                                  5.43              6.95          --       2009
                                                                                  9.64              5.43          --       2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $15.08            $17.91          --       2017
                                                                         13.67             15.08          --       2016
                                                                         14.10             13.67          --       2015
                                                                         13.49             14.10          --       2014
                                                                         10.08             13.49          --       2013
                                                                          8.92             10.08          --       2012
                                                                         10.16              8.92          --       2011
                                                                          8.02             10.16          --       2010
                                                                          5.82              8.02          --       2009
                                                                          9.78              5.82          --       2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.06            $13.31          --       2017
                                                                         10.81             12.06          --       2016
                                                                         11.69             10.81          --       2015
                                                                         11.54             11.69          --       2014
                                                                          9.46             11.54          --       2013
                                                                          8.32              9.46          --       2012
                                                                          8.58              8.32          --       2011
                                                                          7.89              8.58          --       2010
                                                                          6.15              7.89          --       2009
                                                                          9.73              6.15          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.55            $14.64          --       2017
                                                                         12.06             13.55          --       2016
                                                                         13.16             12.06          --       2015
                                                                         12.77             13.16          --       2014
                                                                         11.37             12.77          --       2013
                                                                         10.24             11.37          --       2012
                                                                         10.15             10.24          --       2011
                                                                          9.14             10.15          --       2010
                                                                          6.84              9.14          --       2009
                                                                          9.87              6.84          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $13.33            $16.83          --       2017
                                                                         13.77             13.33          --       2016
                                                                         13.23             13.77          --       2015
                                                                         11.94             13.23          --       2014
                                                                          9.42             11.94          --       2013
                                                                          8.50              9.42          --       2012
                                                                          8.76              8.50          --       2011
                                                                          7.97              8.76          --       2010
                                                                          6.23              7.97          --       2009
                                                                          9.66              6.23          --       2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.83            $13.70          --       2017
                                                                         11.22             12.83          --       2016
                                                                         11.97             11.22          --       2015
                                                                         11.34             11.97          --       2014
                                                                          8.97             11.34          --       2013
                                                                          7.97              8.97          --       2012
                                                                          8.17              7.97          --       2011
                                                                          7.46              8.17          --       2010
                                                                          6.00              7.46          --       2009
                                                                          9.68              6.00          --       2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                      $ 8.79            $10.11          --       2017
                                                                      8.32              8.79          --       2016
                                                                      9.03              8.32          --       2015
                                                                     10.31              9.03          --       2014
                                                                      8.51             10.31          --       2013
                                                                      7.30              8.51          --       2012
                                                                      8.29              7.30          --       2011
                                                                      7.76              8.29          --       2010
                                                                      5.75              7.76          --       2009
                                                                      9.78              5.75          --       2008
-------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                       $10.08            $11.77          --       2017
                                                                      9.33             10.08          --       2016
                                                                     10.12              9.33          --       2015
                                                                     10.57             10.12          --       2014
                                                                      8.20             10.57          --       2013
                                                                      6.87              8.20          --       2012
                                                                      7.49              6.87          --       2011
                                                                      7.08              7.49          --       2010
                                                                      5.48              7.08          --       2009
                                                                      9.64              5.48          --       2008
-------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1           $12.98            $13.25          --       2017
                                                                     12.90             12.98          --       2016
                                                                     12.94             12.90          --       2015
                                                                     12.52             12.94          --       2014
                                                                     12.89             12.52          --       2013
                                                                     12.42             12.89          --       2012
                                                                     11.73             12.42          --       2011
                                                                     10.89             11.73          --       2010
                                                                     10.08             10.89          --       2009
                                                                     10.10             10.08          --       2008
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1         $16.89            $20.36          --       2017
                                                                     15.44             16.89          --       2016
                                                                     15.54             15.44          --       2015
                                                                     13.84             15.54          --       2014
                                                                     10.31             13.84          --       2013
                                                                      8.89             10.31          --       2012
                                                                      9.20              8.89          --       2011
                                                                      8.22              9.20          --       2010
                                                                      6.24              8.22          --       2009
                                                                      9.71              6.24          --       2008
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $13.56            $14.97          --       2017
                                                                     12.64             13.56          --       2016
                                                                     12.91             12.64          --       2015
                                                                     12.10             12.91          --       2014
                                                                     10.34             12.10          --       2013
                                                                      9.46             10.34          --       2012
                                                                      9.45              9.46          --       2011
                                                                      8.74              9.45          --       2010
                                                                      7.54              8.74          --       2009
                                                                      9.84              7.54          --       2008
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.15            $12.81          --       2017
                                                                             9.73             10.15          --       2016
                                                                            10.00              9.73          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.63            $11.09          --       2017
                                                                             9.99             10.63          --       2016
                                                                            10.35              9.99          --       2015
                                                                            10.19             10.35          --       2014
                                                                            10.00             10.19          --       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $12.26            $15.29          --       2017
                                                                            12.75             12.26          --       2016
                                                                            12.53             12.75          --       2015
                                                                            11.04             12.53          --       2014
                                                                             8.66             11.04          --       2013
                                                                             7.72              8.66          --       2012
                                                                             7.94              7.72          --       2011
                                                                             7.38              7.94          --       2010
                                                                             5.20              7.38          --       2009
                                                                             9.71              5.20          --       2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $14.95            $17.19          --       2017
                                                                            13.63             14.95          --       2016
                                                                            13.42             13.63          --       2015
                                                                            12.33             13.42          --       2014
                                                                             9.52             12.33          --       2013
                                                                             8.28              9.52          --       2012
                                                                             8.43              8.28          --       2011
                                                                             7.39              8.43          --       2010
                                                                             5.86              7.39          --       2009
                                                                             9.68              5.86          --       2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $17.58            $19.74          --       2017
                                                                            15.16             17.58          --       2016
                                                                            16.38             15.16          --       2015
                                                                            14.89             16.38          --       2014
                                                                            10.74             14.89          --       2013
                                                                             9.26             10.74          --       2012
                                                                             9.63              9.26          --       2011
                                                                             7.94              9.63          --       2010
                                                                             5.89              7.94          --       2009
                                                                             9.63              5.89          --       2008
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      $15.41            $16.19          --       2017
                                                                            13.91             15.41          --       2016
                                                                            14.35             13.91          --       2015
                                                                            14.09             14.35          --       2014
                                                                            13.52             14.09          --       2013
                                                                            12.00             13.52          --       2012
                                                                            11.79             12.00          --       2011
                                                                            10.45             11.79          --       2010
                                                                             7.56             10.45          --       2009
                                                                            10.03              7.56          --       2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.50            $11.49          --       2017
                                                                 11.51             11.50          --       2016
                                                                 11.64             11.51          --       2015
                                                                 11.71             11.64          --       2014
                                                                 11.90             11.71          --       2013
                                                                 11.41             11.90          --       2012
                                                                 11.45             11.41          --       2011
                                                                 11.04             11.45          --       2010
                                                                  9.88             11.04          --       2009
                                                                 10.07              9.88          --       2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $10.99            $12.49          --       2017
                                                                 10.51             10.99          --       2016
                                                                 10.81             10.51          --       2015
                                                                 10.44             10.81          --       2014
                                                                  9.24             10.44          --       2013
                                                                  8.36              9.24          --       2012
                                                                  8.75              8.36          --       2011
                                                                  8.12              8.75          --       2010
                                                                  6.83              8.12          --       2009
                                                                  9.82              6.83          --       2008
---------------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.71            $13.27         4,783     2017
                                                                        11.45             11.71         7,146     2016
                                                                        11.54             11.45         7,291     2015
                                                                        11.00             11.54         8,081     2014
                                                                         9.66             11.00        24,710     2013
                                                                         8.70              9.66        29,899     2012
                                                                         9.16              8.70        29,000     2011
                                                                         8.48              9.16        29,490     2010
                                                                         6.95              8.48        12,201     2009
                                                                        10.17              6.95        11,968     2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $17.01            $19.76         6,321     2017
                                                                        15.64             17.01         8,861     2016
                                                                        15.74             15.64           164     2015
                                                                        14.70             15.74           172     2014
                                                                        11.15             14.70           662     2013
                                                                         9.71             11.15           915     2012
                                                                         9.35              9.71         1,038     2011
                                                                         8.46              9.35         1,144     2010
                                                                         7.18              8.46        28,338     2009
                                                                        12.35              7.18        32,660     2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $17.70            $22.83           335     2017
                                                                        17.65             17.70           449     2016
                                                                        16.26             17.65           480     2015
                                                                        14.58             16.26           598     2014
                                                                        10.87             14.58           718     2013
                                                                         9.51             10.87           230     2012
                                                                        10.08              9.51           837     2011
                                                                         9.37             10.08           903     2010
                                                                         6.98              9.37         1,008     2009
                                                                        11.84              6.98           472     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.24            $17.76            --     2017
                                                                        14.21             14.24            --     2016
                                                                        13.82             14.21            --     2015
                                                                        13.01             13.82            --     2014
                                                                         9.48             13.01            --     2013
                                                                         8.51              9.48            --     2012
                                                                        10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $13.59            $15.01         4,089     2017
                                                                        13.62             13.59         4,452     2016
                                                                        14.16             13.62         4,701     2015
                                                                        12.64             14.16         5,581     2014
                                                                        12.60             12.64        13,528     2013
                                                                        10.06             12.60         3,367     2012
                                                                        11.01             10.06         4,955     2011
                                                                         9.59             11.01         4,734     2010
                                                                         7.47              9.59        10,291     2009
                                                                        13.79              7.47        11,793     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.66            $11.84        13,215     2017
                                                      11.41             11.66        13,363     2016
                                                      11.94             11.41         6,275     2015
                                                      11.80             11.94        20,256     2014
                                                      13.16             11.80        22,270     2013
                                                      12.51             13.16        18,920     2012
                                                      11.43             12.51        22,976     2011
                                                      11.11             11.43        27,462     2010
                                                      10.28             11.11        38,058     2009
                                                      10.67             10.28        36,974     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $16.36            $19.30         8,837     2017
                                                      14.71             16.36        12,157     2016
                                                      15.92             14.71         1,946     2015
                                                      14.44             15.92         2,033     2014
                                                      10.86             14.44         2,410     2013
                                                       9.66             10.86         3,052     2012
                                                       9.56              9.66         3,534     2011
                                                       8.55              9.56         6,328     2010
                                                       7.39              8.55         6,787     2009
                                                      11.54              7.39         7,019     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $12.30            $15.81         9,003     2017
                                                      13.29             12.30         9,060     2016
                                                      13.47             13.29        11,630     2015
                                                      14.55             13.47        13,882     2014
                                                      12.13             14.55        14,297     2013
                                                      10.22             12.13        15,514     2012
                                                      11.87             10.22        21,398     2011
                                                      10.69             11.87        20,872     2010
                                                       8.16             10.69        42,436     2009
                                                      15.10              8.16        51,616     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $17.35            $22.47           175     2017
                                                      16.96             17.35           339     2016
                                                      16.29             16.96         4,114     2015
                                                      15.12             16.29         5,290     2014
                                                      11.26             15.12           510     2013
                                                      10.09             11.26           658     2012
                                                      10.19             10.09           817     2011
                                                       8.96             10.19           791     2010
                                                       6.81              8.96           903     2009
                                                      11.87              6.81         1,083     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $18.81            $20.03            --     2017
                                                      15.93             18.81            --     2016
                                                      16.93             15.93            --     2015
                                                      15.28             16.93            --     2014
                                                      11.84             15.28            --     2013
                                                      10.55             11.84            --     2012
                                                      10.67             10.55            --     2011
                                                       9.60             10.67            --     2010
                                                       8.18              9.60           478     2009
                                                      11.40              8.18            --     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.56            $19.20            --     2017
                                                                                  15.27             15.56            --     2016
                                                                                  14.39             15.27            --     2015
                                                                                  13.04             14.39            --     2014
                                                                                   9.92             13.04            --     2013
                                                                                   8.76              9.92            --     2012
                                                                                  10.00              8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.46            $13.75         2,305     2017
                                                                                  12.27             11.46         2,686     2016
                                                                                  13.49             12.27         2,597     2015
                                                                                  12.48             13.49         2,640     2014
                                                                                   9.76             12.48         3,516     2013
                                                                                   9.11              9.76         4,273     2012
                                                                                  10.00              9.11         4,494     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $18.93            $20.42           220     2017
                                                                                  16.59             18.93           240     2016
                                                                                  17.32             16.59           290     2015
                                                                                  16.83             17.32           315     2014
                                                                                  12.75             16.83           350     2013
                                                                                  11.49             12.75           444     2012
                                                                                  12.52             11.49           489     2011
                                                                                  10.42             12.52           494     2010
                                                                                   8.23             10.42           890     2009
                                                                                  12.66              8.23           703     2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $19.24            $21.74            --     2017
                                                                                  17.01             19.24            --     2016
                                                                                  17.77             17.01            --     2015
                                                                                  16.18             17.77            --     2014
                                                                                  12.24             16.18            --     2013
                                                                                  10.44             12.24            --     2012
                                                                                  10.62             10.44           390     2011
                                                                                   8.53             10.62         1,407     2010
                                                                                   6.43              8.53         1,639     2009
                                                                                  11.01              6.43         1,303     2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.00            $ 8.84        16,601     2017
                                                                                   9.18              9.00        15,137     2016
                                                                                   9.37              9.18        15,937     2015
                                                                                   9.57              9.37        25,275     2014
                                                                                   9.77              9.57        31,142     2013
                                                                                   9.98              9.77        20,698     2012
                                                                                  10.18              9.98        28,820     2011
                                                                                  10.40             10.18        13,395     2010
                                                                                  10.60             10.40        17,520     2009
                                                                                  10.55             10.60        23,048     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $18.27            $20.64            --     2017
                                                                                 16.90             18.27            --     2016
                                                                                 17.82             16.90        15,027     2015
                                                                                 16.04             17.82        17,749     2014
                                                                                 12.19             16.04            --     2013
                                                                                 11.11             12.19            97     2012
                                                                                 11.24             11.11           101     2011
                                                                                 10.00             11.24           144     2010
                                                                                  7.63             10.00           197     2009
                                                                                 11.88              7.63           248     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.19            $12.35         7,379     2017
                                                                                 11.43             12.19         4,897     2016
                                                                                 11.78             11.43         5,571     2015
                                                                                 11.96             11.78        16,769     2014
                                                                                 11.76             11.96        17,648     2013
                                                                                 11.19             11.76        10,559     2012
                                                                                 11.13             11.19            --     2011
                                                                                 10.42             11.13            --     2010
                                                                                  7.37             10.42        11,722     2009
                                                                                 10.33              7.37        11,281     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $18.03            $21.47         8,487     2017
                                                                                 17.08             18.03         4,917     2016
                                                                                 17.37             17.08         7,436     2015
                                                                                 15.88             17.37         9,123     2014
                                                                                 12.38             15.88        10,924     2013
                                                                                 10.88             12.38        13,517     2012
                                                                                 11.43             10.88        13,766     2011
                                                                                  9.98             11.43        13,535     2010
                                                                                  7.52              9.98        23,133     2009
                                                                                 13.40              7.52        28,710     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $15.99            $17.64         1,739     2017
                                                                                 13.87             15.99         2,140     2016
                                                                                 14.78             13.87         7,657     2015
                                                                                 13.91             14.78         8,621     2014
                                                                                 11.11             13.91        13,053     2013
                                                                                  9.69             11.11        13,465     2012
                                                                                  9.83              9.69        19,079     2011
                                                                                  8.73              9.83        22,088     2010
                                                                                  6.86              8.73        27,915     2009
                                                                                 12.25              6.86        31,712     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $19.35            $22.85         5,216     2017
                                                                                 17.65             19.35         5,968     2016
                                                                                 18.32             17.65         8,780     2015
                                                                                 17.64             18.32        10,465     2014
                                                                                 13.25             17.64         1,977     2013
                                                                                 11.81             13.25         1,480     2012
                                                                                 13.52             11.81         1,652     2011
                                                                                 10.74             13.52         1,526     2010
                                                                                  7.84             10.74         2,184     2009
                                                                                 13.26              7.84         2,540     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.61            $12.73          11,790   2017
                                                                         10.47             11.61          12,001   2016
                                                                         11.40             10.47          13,299   2015
                                                                         11.31             11.40          23,399   2014
                                                                          9.33             11.31          27,109   2013
                                                                          8.26              9.33          65,078   2012
                                                                          8.57              8.26          68,287   2011
                                                                          7.93              8.57          72,787   2010
                                                                          6.22              7.93          75,189   2009
                                                                          9.90              6.22          67,352   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.17            $16.30         265,556   2017
                                                                         13.59             15.17         306,565   2016
                                                                         14.92             13.59         369,709   2015
                                                                         14.56             14.92         412,440   2014
                                                                         13.05             14.56         492,033   2013
                                                                         11.83             13.05         581,974   2012
                                                                         11.79             11.83         676,257   2011
                                                                         10.68             11.79         772,786   2010
                                                                          8.04             10.68         853,783   2009
                                                                         11.68              8.04       1,029,831   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.28            $19.17             653   2017
                                                                         15.88             15.28             932   2016
                                                                         15.35             15.88           1,379   2015
                                                                         13.94             15.35           1,612   2014
                                                                         11.06             13.94           1,908   2013
                                                                         10.05             11.06           2,279   2012
                                                                         10.42             10.05           2,574   2011
                                                                          9.53             10.42           4,209   2010
                                                                          7.50              9.53           4,442   2009
                                                                         11.69              7.50           5,362   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $15.37            $16.31              --   2017
                                                                         13.52             15.37              --   2016
                                                                         14.52             13.52           7,064   2015
                                                                         13.83             14.52           8,181   2014
                                                                         11.01             13.83           9,395   2013
                                                                          9.84             11.01          11,424   2012
                                                                         10.15              9.84          15,270   2011
                                                                          9.32             10.15          15,170   2010
                                                                          7.55              9.32             328   2009
                                                                         12.26              7.55              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $11.88            $13.57          11,679   2017
                                                                         11.31             11.88          20,447   2016
                                                                         12.35             11.31          22,762   2015
                                                                         14.19             12.35          25,519   2014
                                                                         11.78             14.19          25,147   2013
                                                                         10.17             11.78          29,429   2012
                                                                         11.62             10.17          25,343   2011
                                                                         10.94             11.62          23,268   2010
                                                                          8.15             10.94          43,874   2009
                                                                         13.96              8.15          53,495   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.92            $12.67         4,835     2017
                                                                        10.17             10.92         8,152     2016
                                                                        11.10             10.17        18,748     2015
                                                                        11.66             11.10        21,365     2014
                                                                         9.10             11.66        14,876     2013
                                                                         7.67              9.10        18,507     2012
                                                                         8.42              7.67        19,478     2011
                                                                         8.01              8.42        18,310     2010
                                                                         6.23              8.01        34,581     2009
                                                                        11.04              6.23        41,199     2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.17            $13.37        62,371     2017
                                                                        13.17             13.17        67,011     2016
                                                                        13.30             13.17        66,556     2015
                                                                        12.94             13.30        49,067     2014
                                                                        13.41             12.94        54,713     2013
                                                                        13.00             13.41        57,600     2012
                                                                        12.35             13.00        77,963     2011
                                                                        11.54             12.35        86,125     2010
                                                                        10.74             11.54        45,527     2009
                                                                        10.83             10.74        19,362     2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $28.67            $31.95         2,222     2017
                                                                        25.52             28.67           437     2016
                                                                        26.76             25.52           706     2015
                                                                        23.73             26.76           757     2014
                                                                        18.31             23.73         1,163     2013
                                                                        15.53             18.31         1,586     2012
                                                                        15.52             15.53         1,895     2011
                                                                        12.84             15.52         2,752     2010
                                                                        10.00             12.84         3,534     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $28.66            $32.35         1,876     2017
                                                                        24.34             28.66         2,069     2016
                                                                        26.23             24.34            --     2015
                                                                        24.44             26.23            --     2014
                                                                        17.53             24.44            --     2013
                                                                        14.95             17.53            --     2012
                                                                        16.03             14.95            --     2011
                                                                        12.87             16.03            --     2010
                                                                        10.00             12.87            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.54            $23.41        13,012     2017
                                                                        17.98             19.54        15,105     2016
                                                                        18.20             17.98        15,898     2015
                                                                        16.31             18.20        19,613     2014
                                                                        12.22             16.31        24,110     2013
                                                                        10.61             12.22        31,024     2012
                                                                        11.04             10.61        56,367     2011
                                                                         9.92             11.04        56,085     2010
                                                                         7.58              9.92        23,185     2009
                                                                        11.86              7.58        28,370     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $14.77            $16.21         33,605    2017
                                                                            13.86             14.77         54,175    2016
                                                                            14.23             13.86         59,852    2015
                                                                            13.43             14.23         67,285    2014
                                                                            11.54             13.43         90,996    2013
                                                                            10.62             11.54        106,817    2012
                                                                            10.68             10.62        132,884    2011
                                                                             9.94             10.68        152,472    2010
                                                                             8.62              9.94        171,658    2009
                                                                            11.33              8.62        184,781    2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.04            $12.60         14,238    2017
                                                                             9.68             10.04         11,459    2016
                                                                            10.00              9.68          2,820    2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.41            $10.80             --    2017
                                                                             9.84             10.41             --    2016
                                                                            10.26              9.84             --    2015
                                                                            10.17             10.26             --    2014
                                                                            10.00             10.17             --    2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $14.87            $18.43             --    2017
                                                                            15.56             14.87             --    2016
                                                                            15.38             15.56             --    2015
                                                                            13.64             15.38             --    2014
                                                                            10.76             13.64             --    2013
                                                                             9.65             10.76             --    2012
                                                                             9.99              9.65             --    2011
                                                                             9.35              9.99             --    2010
                                                                             6.62              9.35             --    2009
                                                                            12.44              6.62             --    2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $17.54            $20.04         15,112    2017
                                                                            16.09             17.54         15,209    2016
                                                                            15.93             16.09             --    2015
                                                                            14.73             15.93             --    2014
                                                                            11.44             14.73             --    2013
                                                                            10.02             11.44             --    2012
                                                                            10.26             10.02             --    2011
                                                                             9.04             10.26             --    2010
                                                                             7.21              9.04             --    2009
                                                                            12.00              7.21             --    2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $19.82            $22.12          2,647    2017
                                                                            17.19             19.82          3,028    2016
                                                                            18.69             17.19         13,161    2015
                                                                            17.09             18.69         15,002    2014
                                                                            12.41             17.09         18,156    2013
                                                                            10.77             12.41         23,520    2012
                                                                            11.26             10.77         31,576    2011
                                                                             9.34             11.26         32,858    2010
                                                                             6.97              9.34         16,656    2009
                                                                            11.47              6.97         20,478    2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $15.93            $16.63          6,606    2017
                                                                 14.46             15.93          6,905    2016
                                                                 15.01             14.46         12,671    2015
                                                                 14.83             15.01          7,062    2014
                                                                 14.32             14.83          7,851    2013
                                                                 12.79             14.32          7,564    2012
                                                                 12.63             12.79         13,739    2011
                                                                 11.27             12.63         15,306    2010
                                                                  8.20             11.27         12,068    2009
                                                                 10.95              8.20         14,763    2008
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.57            $11.49         15,257    2017
                                                                 11.65             11.57         12,976    2016
                                                                 11.85             11.65         22,617    2015
                                                                 12.00             11.85         49,853    2014
                                                                 12.27             12.00         53,968    2013
                                                                 11.83             12.27         49,765    2012
                                                                 11.95             11.83         60,116    2011
                                                                 11.58             11.95         66,219    2010
                                                                 10.44             11.58         82,647    2009
                                                                 10.70             10.44         78,523    2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $13.69            $15.50        110,933    2017
                                                                 13.14             13.69        125,123    2016
                                                                 13.57             13.14        130,286    2015
                                                                 13.15             13.57        151,223    2014
                                                                 11.68             13.15        172,350    2013
                                                                 10.60             11.68        202,259    2012
                                                                 11.14             10.60        232,952    2011
                                                                 10.37             11.14        244,882    2010
                                                                  8.76             10.37        276,813    2009
                                                                 12.65              8.76        288,385    2008
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.25            $13.83        143,478    2017
                                                                 11.79             12.25        193,634    2016
                                                                 12.20             11.79        223,873    2015
                                                                 11.85             12.20        269,154    2014
                                                                 10.56             11.85        316,560    2013
                                                                  9.60             10.56        390,378    2012
                                                                 10.12              9.60        478,343    2011
                                                                  9.44             10.12        518,237    2010
                                                                  8.00              9.44        575,421    2009
                                                                 11.56              8.00        605,240    2008
---------------------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $12.40            $14.13        11,776     2017
                                                                        12.05             12.40        12,069     2016
                                                                        12.07             12.05        12,400     2015
                                                                        11.43             12.07         6,449     2014
                                                                         9.98             11.43         3,146     2013
                                                                         8.93              9.98         3,146     2012
                                                                         9.35              8.93            --     2011
                                                                         8.60              9.35            43     2010
                                                                         7.01              8.60         1,584     2009
                                                                        10.19              7.01            --     2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $24.09            $28.15         3,403     2017
                                                                        22.00             24.09         6,166     2016
                                                                        22.01             22.00           397     2015
                                                                        20.44             22.01         4,580     2014
                                                                        15.41             20.44         4,759     2013
                                                                        13.34             15.41         9,356     2012
                                                                        12.76             13.34         5,503     2011
                                                                        11.48             12.76         5,505     2010
                                                                         9.68             11.48        21,731     2009
                                                                        16.56              9.68        20,245     2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $24.06            $31.22           275     2017
                                                                        23.85             24.06           275     2016
                                                                        21.83             23.85           275     2015
                                                                        19.46             21.83           275     2014
                                                                        14.41             19.46           328     2013
                                                                        12.53             14.41           615     2012
                                                                        13.21             12.53           773     2011
                                                                        12.21             13.21           788     2010
                                                                         9.03             12.21         1,815     2009
                                                                        15.23              9.03           856     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.74            $18.50         4,449     2017
                                                                        14.63             14.74         4,718     2016
                                                                        14.13             14.63         5,028     2015
                                                                        13.23             14.13         5,334     2014
                                                                         9.58             13.23         5,794     2013
                                                                         8.54              9.58         6,106     2012
                                                                        10.00              8.54           117     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.57            $17.30         4,185     2017
                                                                        15.52             15.57         5,749     2016
                                                                        16.02             15.52         6,774     2015
                                                                        14.22             16.02         6,971     2014
                                                                        14.09             14.22        14,007     2013
                                                                        11.18             14.09         7,584     2012
                                                                        12.16             11.18         6,368     2011
                                                                        10.53             12.16         7,754     2010
                                                                         8.15             10.53        10,231     2009
                                                                        14.96              8.15        11,133     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.43            $12.70        11,868     2017
                                                      12.08             12.43        13,418     2016
                                                      12.57             12.08         9,446     2015
                                                      12.34             12.57        21,383     2014
                                                      13.69             12.34        24,847     2013
                                                      12.93             13.69        27,825     2012
                                                      11.74             12.93        29,179     2011
                                                      11.34             11.74        35,179     2010
                                                      10.44             11.34        54,667     2009
                                                      10.76             10.44        57,123     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $24.17            $28.70         5,402     2017
                                                      21.61             24.17         9,171     2016
                                                      23.23             21.61         2,426     2015
                                                      20.95             23.23         2,454     2014
                                                      15.65             20.95         2,485     2013
                                                      13.84             15.65         3,038     2012
                                                      13.62             13.84         2,611     2011
                                                      12.11             13.62         2,788     2010
                                                      10.40             12.11         7,330     2009
                                                      16.14             10.40         3,253     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $19.63            $25.38        10,702     2017
                                                      21.07             19.63        12,053     2016
                                                      21.22             21.07        14,220     2015
                                                      22.79             21.22        16,944     2014
                                                      18.89             22.79        19,773     2013
                                                      15.82             18.89        25,460     2012
                                                      18.25             15.82        29,399     2011
                                                      16.35             18.25        30,133     2010
                                                      12.40             16.35        45,004     2009
                                                      22.80             12.40        56,689     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $22.75            $29.65            --     2017
                                                      22.10             22.75            --     2016
                                                      21.10             22.10         2,668     2015
                                                      19.47             21.10         3,181     2014
                                                      14.41             19.47           278     2013
                                                      12.84             14.41           279     2012
                                                      12.89             12.84           336     2011
                                                      11.27             12.89           368     2010
                                                       8.50             11.27         1,648     2009
                                                      14.74              8.50           373     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $27.60            $29.58         2,331     2017
                                                      23.25             27.60         2,435     2016
                                                      24.54             23.25         2,858     2015
                                                      22.02             24.54         3,676     2014
                                                      16.96             22.02         4,344     2013
                                                      15.02             16.96         5,227     2012
                                                      15.09             15.02         6,845     2011
                                                      13.50             15.09        14,014     2010
                                                      11.43             13.50        14,288     2009
                                                      15.84             11.43        14,241     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $16.11            $20.00           441     2017
                                                                                  15.72             16.11           442     2016
                                                                                  14.72             15.72           444     2015
                                                                                  13.26             14.72           445     2014
                                                                                  10.03             13.26           534     2013
                                                                                   8.80             10.03           537     2012
                                                                                  10.00              8.80         1,051     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.87            $14.32         1,274     2017
                                                                                  12.62             11.87         1,867     2016
                                                                                  13.80             12.62         1,802     2015
                                                                                  12.69             13.80         2,531     2014
                                                                                   9.86             12.69         2,927     2013
                                                                                   9.14              9.86         3,053     2012
                                                                                  10.00              9.14         3,595     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $35.75            $38.80           193     2017
                                                                                  31.14             35.75           448     2016
                                                                                  32.31             31.14           467     2015
                                                                                  31.20             32.31           588     2014
                                                                                  23.50             31.20         1,218     2013
                                                                                  21.04             23.50         1,909     2012
                                                                                  22.79             21.04         3,822     2011
                                                                                  18.85             22.79         4,589     2010
                                                                                  14.80             18.85         3,365     2009
                                                                                  22.64             14.80         3,563     2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $30.04            $34.15         3,279     2017
                                                                                  26.39             30.04         3,466     2016
                                                                                  27.41             26.39         3,681     2015
                                                                                  24.81             27.41         4,022     2014
                                                                                  18.65             24.81         4,243     2013
                                                                                  15.81             18.65         4,459     2012
                                                                                  15.98             15.81         5,247     2011
                                                                                  12.76             15.98         5,521     2010
                                                                                   9.56             12.76         5,639     2009
                                                                                  16.27              9.56         8,171     2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.55            $ 9.44        78,794     2017
                                                                                   9.69              9.55        47,618     2016
                                                                                   9.83              9.69        63,235     2015
                                                                                   9.98              9.83        82,824     2014
                                                                                  10.12              9.98        47,970     2013
                                                                                  10.27             10.12        44,447     2012
                                                                                  10.42             10.27        36,756     2011
                                                                                  10.57             10.42        43,999     2010
                                                                                  10.72             10.57        18,659     2009
                                                                                  10.61             10.72        42,009     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   (DDCA)                                                                       $ 8.94            $ 8.84            --     2017
                                                                                  9.07              8.94            --     2016
                                                                                  9.21              9.07            --     2015
                                                                                  9.34              9.21            --     2014
                                                                                  9.48              9.34            --     2013
                                                                                  9.62              9.48            --     2012
                                                                                  9.76              9.62            --     2011
                                                                                  9.90              9.76            --     2010
                                                                                 10.04              9.90            --     2009
                                                                                 10.00             10.04            --     2008
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $23.76            $27.01            --     2017
                                                                                 21.85             23.76            --     2016
                                                                                 22.90             21.85        10,800     2015
                                                                                 20.48             22.90        11,116     2014
                                                                                 15.47             20.48            --     2013
                                                                                 14.02             15.47            --     2012
                                                                                 14.10             14.02         6,338     2011
                                                                                 12.46             14.10            --     2010
                                                                                  9.45             12.46            --     2009
                                                                                 14.63              9.45            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.66            $13.93        12,280     2017
                                                                                 12.72             13.66        11,163     2016
                                                                                 13.04             12.72        10,900     2015
                                                                                 13.16             13.04        17,646     2014
                                                                                 12.86             13.16        19,270     2013
                                                                                 12.16             12.86        15,506     2012
                                                                                 12.03             12.16         6,979     2011
                                                                                 11.18             12.03         7,052     2010
                                                                                  7.86             11.18        13,746     2009
                                                                                 10.95              7.86        16,410     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $29.18            $34.97        13,805     2017
                                                                                 27.49             29.18        13,749     2016
                                                                                 27.77             27.49        14,618     2015
                                                                                 25.24             27.77        16,578     2014
                                                                                 19.56             25.24        20,005     2013
                                                                                 17.09             19.56        31,404     2012
                                                                                 17.84             17.09        35,123     2011
                                                                                 15.48             17.84        38,382     2010
                                                                                 11.59             15.48        42,781     2009
                                                                                 20.53             11.59        46,918     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $23.33            $25.90           182     2017
                                                                                 20.11             23.33           185     2016
                                                                                 21.31             20.11         3,068     2015
                                                                                 19.94             21.31         3,110     2014
                                                                                 15.83             19.94         5,307     2013
                                                                                 13.72             15.83         6,485     2012
                                                                                 13.83             13.72         8,817     2011
                                                                                 12.21             13.83         9,101     2010
                                                                                  9.54             12.21        14,340     2009
                                                                                 16.93              9.54        19,211     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $38.63            $45.89          3,161    2017
                                                                         35.02             38.63          4,201    2016
                                                                         36.12             35.02          5,760    2015
                                                                         34.57             36.12          6,440    2014
                                                                         25.82             34.57          3,885    2013
                                                                         22.87             25.82          5,554    2012
                                                                         26.03             22.87          7,301    2011
                                                                         20.54             26.03          7,502    2010
                                                                         14.92             20.54          8,240    2009
                                                                         25.06             14.92          9,745    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.29            $13.56         10,632    2017
                                                                         11.02             12.29         11,168    2016
                                                                         11.92             11.02         16,684    2015
                                                                         11.76             11.92         16,711    2014
                                                                          9.64             11.76         18,318    2013
                                                                          8.48              9.64         18,468    2012
                                                                          8.74              8.48         20,371    2011
                                                                          8.05              8.74         20,404    2010
                                                                          6.27              8.05         20,565    2009
                                                                          9.92              6.27         20,974    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.02            $18.40        127,126    2017
                                                                         15.15             17.02        137,503    2016
                                                                         16.54             15.15        162,758    2015
                                                                         16.04             16.54        175,831    2014
                                                                         14.29             16.04        211,957    2013
                                                                         12.87             14.29        294,225    2012
                                                                         12.75             12.87        350,627    2011
                                                                         11.49             12.75        391,187    2010
                                                                          8.60             11.49        448,210    2009
                                                                         12.40              8.60        513,953    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $20.12            $25.40          6,272    2017
                                                                         20.78             20.12          7,473    2016
                                                                         19.97             20.78          9,288    2015
                                                                         18.02             19.97         12,075    2014
                                                                         14.21             18.02         14,688    2013
                                                                         12.83             14.21         21,604    2012
                                                                         13.22             12.83         24,922    2011
                                                                         12.02             13.22         26,647    2010
                                                                          9.40             12.02         30,161    2009
                                                                         14.57              9.40         34,185    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $22.84            $24.39         17,584    2017
                                                                         19.97             22.84         21,923    2016
                                                                         21.32             19.97         28,390    2015
                                                                         20.19             21.32         34,512    2014
                                                                         15.97             20.19         39,345    2013
                                                                         14.19             15.97         56,995    2012
                                                                         14.55             14.19         73,815    2011
                                                                         13.28             14.55         82,617    2010
                                                                         10.69             13.28         83,616    2009
                                                                         17.24             10.69         84,161    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $20.37            $23.42         12,941    2017
                                                                        19.28             20.37         20,328    2016
                                                                        20.92             19.28         22,639    2015
                                                                        23.89             20.92         25,716    2014
                                                                        19.71             23.89         27,983    2013
                                                                        16.92             19.71         35,608    2012
                                                                        19.21             16.92         40,181    2011
                                                                        17.98             19.21         45,038    2010
                                                                        13.31             17.98         55,780    2009
                                                                        22.66             13.31         63,277    2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.65            $13.61         17,273    2017
                                                                        10.79             11.65         26,793    2016
                                                                        11.70             10.79         37,402    2015
                                                                        12.22             11.70         42,419    2014
                                                                         9.48             12.22         40,936    2013
                                                                         7.94              9.48         62,910    2012
                                                                         8.67              7.94         72,316    2011
                                                                         8.19              8.67         79,817    2010
                                                                         6.34              8.19         96,880    2009
                                                                        11.15              6.34        100,424    2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.06            $14.35         81,200    2017
                                                                        13.97             14.06         95,835    2016
                                                                        14.02             13.97        102,111    2015
                                                                        13.56             14.02        100,055    2014
                                                                        13.96             13.56        124,441    2013
                                                                        13.45             13.96        155,041    2012
                                                                        12.70             13.45        187,501    2011
                                                                        11.80             12.70        214,763    2010
                                                                        10.92             11.80        201,403    2009
                                                                        10.94             10.92        100,264    2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $30.04            $33.68          2,527    2017
                                                                        26.58             30.04          1,598    2016
                                                                        27.71             26.58          1,676    2015
                                                                        24.42             27.71          1,903    2014
                                                                        18.73             24.42          2,163    2013
                                                                        15.79             18.73          2,316    2012
                                                                        15.68             15.79          3,694    2011
                                                                        12.89             15.68          5,213    2010
                                                                        10.00             12.89          5,773    2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $30.04            $34.11          1,302    2017
                                                                        25.35             30.04          2,191    2016
                                                                        27.16             25.35            292    2015
                                                                        25.15             27.16            292    2014
                                                                        17.93             25.15          1,851    2013
                                                                        15.20             17.93          2,639    2012
                                                                        16.19             15.20          1,671    2011
                                                                        12.93             16.19          1,863    2010
                                                                        10.00             12.93          1,484    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $20.85            $25.14        12,179     2017
                                                                            19.07             20.85        18,020     2016
                                                                            19.19             19.07        18,679     2015
                                                                            17.09             19.19        15,696     2014
                                                                            12.73             17.09        19,278     2013
                                                                            10.98             12.73        24,437     2012
                                                                            11.36             10.98        47,203     2011
                                                                            10.14             11.36        39,416     2010
                                                                             7.70             10.14        17,783     2009
                                                                            11.98              7.70        20,108     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $19.31            $21.32         6,032     2017
                                                                            18.00             19.31         6,218     2016
                                                                            18.38             18.00        10,359     2015
                                                                            17.23             18.38        10,692     2014
                                                                            14.72             17.23        11,134     2013
                                                                            13.47             14.72        12,733     2012
                                                                            13.45             13.47        15,435     2011
                                                                            12.45             13.45        22,317     2010
                                                                            10.73             12.45        23,532     2009
                                                                            14.02             10.73        31,897     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.15            $12.81         7,635     2017
                                                                             9.73             10.15         7,180     2016
                                                                            10.00              9.73            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.63            $11.09         2,593     2017
                                                                             9.99             10.63         3,022     2016
                                                                            10.35              9.99         2,133     2015
                                                                            10.19             10.35         2,710     2014
                                                                            10.00             10.19         2,732     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $20.11            $25.07         4,323     2017
                                                                            20.91             20.11         4,715     2016
                                                                            20.54             20.91         5,882     2015
                                                                            18.11             20.54         7,185     2014
                                                                            14.20             18.11         8,696     2013
                                                                            12.66             14.20        17,219     2012
                                                                            13.02             12.66        19,431     2011
                                                                            12.11             13.02        20,168     2010
                                                                             8.52             12.11        25,814     2009
                                                                            15.92              8.52        26,988     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $24.30            $27.93        13,453     2017
                                                                            22.15             24.30        17,427     2016
                                                                            21.80             22.15         7,886     2015
                                                                            20.04             21.80        10,789     2014
                                                                            15.47             20.04        12,772     2013
                                                                            13.46             15.47        17,054     2012
                                                                            13.70             13.46        22,569     2011
                                                                            12.01             13.70        24,232     2010
                                                                             9.52             12.01        33,022     2009
                                                                            15.74              9.52        34,332     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $34.89            $39.16          1,731    2017
                                                                          30.08             34.89          2,125    2016
                                                                          32.50             30.08          6,989    2015
                                                                          29.54             32.50          7,377    2014
                                                                          21.32             29.54          8,569    2013
                                                                          18.38             21.32         11,211    2012
                                                                          19.11             18.38         15,421    2011
                                                                          15.76             19.11         15,061    2010
                                                                          11.68             15.76          8,357    2009
                                                                          19.12             11.68          9,741    2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $20.28            $21.31          8,029    2017
                                                                          18.30             20.28          8,892    2016
                                                                          18.88             18.30         13,311    2015
                                                                          18.54             18.88         10,625    2014
                                                                          17.79             18.54         13,628    2013
                                                                          15.80             17.79         16,872    2012
                                                                          15.51             15.80         24,807    2011
                                                                          13.75             15.51         29,682    2010
                                                                           9.95             13.75         34,975    2009
                                                                          13.19              9.95         41,560    2008
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.37            $12.36         10,712    2017
                                                                          12.38             12.37         10,598    2016
                                                                          12.52             12.38         21,568    2015
                                                                          12.60             12.52         44,849    2014
                                                                          12.80             12.60         52,241    2013
                                                                          12.27             12.80         58,715    2012
                                                                          12.32             12.27         69,777    2011
                                                                          11.87             12.32         75,534    2010
                                                                          10.63             11.87         88,225    2009
                                                                          10.83             10.63         95,443    2008
------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                             $17.57            $20.01         63,128    2017
                                                                          16.76             17.57         63,627    2016
                                                                          17.20             16.76         64,172    2015
                                                                          16.57             17.20         64,721    2014
                                                                          14.63             16.57         68,975    2013
                                                                          13.19             14.63         75,106    2012
                                                                          13.78             13.19        111,294    2011
                                                                          12.75             13.78        138,050    2010
                                                                          10.71             12.75        158,255    2009
                                                                          15.37             10.71        168,993    2008
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                             $13.07            $14.85         45,709    2017
                                                                          12.51             13.07         54,140    2016
                                                                          12.86             12.51         71,774    2015
                                                                          12.42             12.86         72,966    2014
                                                                          11.00             12.42         77,938    2013
                                                                           9.94             11.00        132,994    2012
                                                                          10.41              9.94        168,404    2011
                                                                           9.66             10.41        180,081    2010
                                                                           8.13              9.66        202,990    2009
                                                                          11.68              8.13        226,892    2008
------------------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.66            $13.20            --     2017
                                                                        11.40             11.66            --     2016
                                                                        11.50             11.40            --     2015
                                                                        10.96             11.50            --     2014
                                                                         9.63             10.96            --     2013
                                                                         8.68              9.63            --     2012
                                                                         9.14              8.68            --     2011
                                                                         8.47              9.14            --     2010
                                                                         6.95              8.47            --     2009
                                                                        10.17              6.95            --     2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $15.51            $18.01         1,775     2017
                                                                        14.26             15.51         2,526     2016
                                                                        14.37             14.26            --     2015
                                                                        13.43             14.37            --     2014
                                                                        10.19             13.43            --     2013
                                                                         8.88             10.19            --     2012
                                                                         8.55              8.88            --     2011
                                                                         7.74              8.55            --     2010
                                                                         6.57              7.74        13,362     2009
                                                                        11.32              6.57        10,839     2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $16.33            $21.05            --     2017
                                                                        16.30             16.33            --     2016
                                                                        15.02             16.30            --     2015
                                                                        13.47             15.02            --     2014
                                                                        10.05             13.47            --     2013
                                                                         8.79             10.05            --     2012
                                                                         9.33              8.79            --     2011
                                                                         8.68              9.33            --     2010
                                                                         6.47              8.68            --     2009
                                                                        10.97              6.47            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.20            $17.70            --     2017
                                                                        14.18             14.20            --     2016
                                                                        13.79             14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                         8.51              9.47            --     2012
                                                                        10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $11.51            $12.70         1,302     2017
                                                                        11.54             11.51         1,387     2016
                                                                        12.00             11.54         1,786     2015
                                                                        10.72             12.00         2,306     2014
                                                                        10.69             10.72         5,754     2013
                                                                         8.54             10.69         1,843     2012
                                                                         9.35              8.54         2,144     2011
                                                                         8.15              9.35         2,082     2010
                                                                         6.35              8.15         5,112     2009
                                                                        11.73              6.35         4,973     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.83            $12.01         2,751     2017
                                                      11.58             11.83         2,657     2016
                                                      12.12             11.58           882     2015
                                                      11.99             12.12         5,743     2014
                                                      13.38             11.99         6,356     2013
                                                      12.73             13.38         7,167     2012
                                                      11.63             12.73         7,161     2011
                                                      11.31             11.63         8,206     2010
                                                      10.48             11.31        14,596     2009
                                                      10.87             10.48        10,428     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $15.21            $17.94         2,238     2017
                                                      13.69             15.21         3,088     2016
                                                      14.82             13.69            --     2015
                                                      13.45             14.82            --     2014
                                                      10.12             13.45            --     2013
                                                       9.01             10.12            --     2012
                                                       8.92              9.01            --     2011
                                                       7.98              8.92            --     2010
                                                       6.90              7.98            --     2009
                                                      10.78              6.90            --     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $10.09            $12.96         2,471     2017
                                                      10.90             10.09         2,355     2016
                                                      11.05             10.90         3,747     2015
                                                      11.95             11.05         4,926     2014
                                                       9.97             11.95         5,251     2013
                                                       8.40              9.97         7,853     2012
                                                       9.76              8.40         8,638     2011
                                                       8.80              9.76         7,911     2010
                                                       6.72              8.80        21,151     2009
                                                      12.44              6.72        29,048     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $16.64            $21.54            --     2017
                                                      16.27             16.64            --     2016
                                                      15.64             16.27         1,250     2015
                                                      14.52             15.64         1,770     2014
                                                      10.82             14.52            --     2013
                                                       9.70             10.82            --     2012
                                                       9.81              9.70            --     2011
                                                       8.63              9.81            --     2010
                                                       6.55              8.63            --     2009
                                                      11.44              6.55            --     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.02            $18.12            --     2017
                                                      14.43             17.02            --     2016
                                                      15.33             14.43            --     2015
                                                      13.85             15.33            --     2014
                                                      10.74             13.85            --     2013
                                                       9.58             10.74            --     2012
                                                       9.68              9.58            --     2011
                                                       8.72              9.68            --     2010
                                                       7.43              8.72            --     2009
                                                      10.37              7.43         1,292     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.51            $19.13          --       2017
                                                                                  15.24             15.51          --       2016
                                                                                  14.37             15.24          --       2015
                                                                                  13.03             14.37          --       2014
                                                                                   9.91             13.03          --       2013
                                                                                   8.76              9.91          --       2012
                                                                                  10.00              8.76          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.43            $13.70          --       2017
                                                                                  12.24             11.43          --       2016
                                                                                  13.47             12.24          --       2015
                                                                                  12.46             13.47          --       2014
                                                                                   9.75             12.46          --       2013
                                                                                   9.10              9.75          --       2012
                                                                                  10.00              9.10          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $15.67            $16.89          --       2017
                                                                                  13.74             15.67          --       2016
                                                                                  14.35             13.74          --       2015
                                                                                  13.95             14.35          --       2014
                                                                                  10.58             13.95          --       2013
                                                                                   9.53             10.58          --       2012
                                                                                  10.39              9.53          --       2011
                                                                                   8.65             10.39          --       2010
                                                                                   6.84              8.65          --       2009
                                                                                  10.53              6.84          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $16.86            $19.05          --       2017
                                                                                  14.91             16.86          --       2016
                                                                                  15.59             14.91          --       2015
                                                                                  14.21             15.59          --       2014
                                                                                  10.75             14.21          --       2013
                                                                                   9.18             10.75          --       2012
                                                                                   9.34              9.18          --       2011
                                                                                   7.50              9.34          --       2010
                                                                                   5.66              7.50          --       2009
                                                                                   9.70              5.66          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.86            $ 8.70          --       2017
                                                                                   9.05              8.86          --       2016
                                                                                   9.24              9.05          --       2015
                                                                                   9.44              9.24          --       2014
                                                                                   9.64              9.44          --       2013
                                                                                   9.85              9.64          --       2012
                                                                                  10.06              9.85          --       2011
                                                                                  10.28             10.06          --       2010
                                                                                  10.48             10.28          --       2009
                                                                                  10.44             10.48          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market
   Portfolio (DDCA)                                                             $ 8.44            $ 8.30            --     2017
                                                                                  8.62              8.44            --     2016
                                                                                  8.81              8.62            --     2015
                                                                                  9.00              8.81            --     2014
                                                                                  9.19              9.00            --     2013
                                                                                  9.39              9.19            --     2012
                                                                                  9.59              9.39            --     2011
                                                                                  9.79              9.59            --     2010
                                                                                  9.99              9.79            --     2009
                                                                                 10.00              9.99            --     2008
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $16.97            $19.16            --     2017
                                                                                 15.70             16.97            --     2016
                                                                                 16.57             15.70         5,181     2015
                                                                                 14.92             16.57         6,682     2014
                                                                                 11.34             14.92            --     2013
                                                                                 10.35             11.34            --     2012
                                                                                 10.47             10.35            --     2011
                                                                                  9.32             10.47            --     2010
                                                                                  7.12              9.32            --     2009
                                                                                 11.09              7.12            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $11.94            $12.09         2,033     2017
                                                                                 11.19             11.94         1,315     2016
                                                                                 11.55             11.19         1,827     2015
                                                                                 11.73             11.55         6,032     2014
                                                                                 11.54             11.73         6,538     2013
                                                                                 10.98             11.54         5,020     2012
                                                                                 10.94             10.98            --     2011
                                                                                 10.24             10.94            --     2010
                                                                                  7.25             10.24         4,089     2009
                                                                                 10.16              7.25         2,788     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $15.75            $18.75         2,572     2017
                                                                                 14.93             15.75         1,492     2016
                                                                                 15.19             14.93         2,732     2015
                                                                                 13.90             15.19         3,657     2014
                                                                                 10.84             13.90         4,497     2013
                                                                                  9.53             10.84         7,140     2012
                                                                                 10.02              9.53         5,753     2011
                                                                                  8.75             10.02         5,806     2010
                                                                                  6.60              8.75        11,921     2009
                                                                                 11.76              6.60        14,291     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $14.14            $15.60            --     2017
                                                                                 12.27             14.14            --     2016
                                                                                 13.09             12.27         1,672     2015
                                                                                 12.33             13.09         2,118     2014
                                                                                  9.85             12.33         3,791     2013
                                                                                  8.60              9.85         5,892     2012
                                                                                  8.72              8.60         6,439     2011
                                                                                  7.75              8.72         6,704     2010
                                                                                  6.10              7.75        10,670     2009
                                                                                 10.89              6.10        10,106     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $16.06            $18.95         1,274     2017
                                                                         14.65             16.06         1,460     2016
                                                                         15.21             14.65         2,759     2015
                                                                         14.66             15.21         3,669     2014
                                                                         11.02             14.66            --     2013
                                                                          9.82             11.02            --     2012
                                                                         11.26              9.82            --     2011
                                                                          8.94             11.26            --     2010
                                                                          6.54              8.94            --     2009
                                                                         11.06              6.54            --     2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.55            $12.66            --     2017
                                                                         10.42             11.55            --     2016
                                                                         11.35             10.42            --     2015
                                                                         11.28             11.35            --     2014
                                                                          9.31             11.28            --     2013
                                                                          8.24              9.31            --     2012
                                                                          8.55              8.24            --     2011
                                                                          7.92              8.55            --     2010
                                                                          6.21              7.92            --     2009
                                                                          9.90              6.21            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.53            $15.60        20,091     2017
                                                                         13.02             14.53        21,270     2016
                                                                         14.31             13.02        36,964     2015
                                                                         13.97             14.31        39,472     2014
                                                                         12.52             13.97        41,188     2013
                                                                         11.35             12.52        43,014     2012
                                                                         11.33             11.35        45,145     2011
                                                                         10.27             11.33        48,758     2010
                                                                          7.74             10.27        55,043     2009
                                                                         11.23              7.74        61,082     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $14.46            $18.14            --     2017
                                                                         15.04             14.46            --     2016
                                                                         14.54             15.04            --     2015
                                                                         13.21             14.54            --     2014
                                                                         10.49             13.21            --     2013
                                                                          9.53             10.49            --     2012
                                                                          9.89              9.53            --     2011
                                                                          9.05              9.89            --     2010
                                                                          7.13              9.05            --     2009
                                                                         11.12              7.13         6,086     2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.74            $14.58            --     2017
                                                                         12.09             13.74            --     2016
                                                                         13.00             12.09         2,528     2015
                                                                         12.39             13.00         3,197     2014
                                                                          9.87             12.39         3,762     2013
                                                                          8.82              9.87         5,898     2012
                                                                          9.11              8.82         6,272     2011
                                                                          8.37              9.11         6,361     2010
                                                                          6.78              8.37            --     2009
                                                                         11.01              6.78         2,832     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $10.34            $11.81         2,780     2017
                                                                         9.85             10.34         5,350     2016
                                                                        10.76              9.85         7,212     2015
                                                                        12.37             10.76         8,929     2014
                                                                        10.27             12.37         8,846     2013
                                                                         8.88             10.27        13,406     2012
                                                                        10.14              8.88         8,165     2011
                                                                         9.56             10.14         7,670     2010
                                                                         7.12              9.56        19,621     2009
                                                                        12.21              7.12        28,020     2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.86            $12.60         1,284     2017
                                                                        10.12             10.86         2,179     2016
                                                                        11.05             10.12         6,022     2015
                                                                        11.62             11.05         7,474     2014
                                                                         9.07             11.62         5,367     2013
                                                                         7.65              9.07         8,653     2012
                                                                         8.40              7.65         7,132     2011
                                                                         7.99              8.40         6,909     2010
                                                                         6.23              7.99        15,615     2009
                                                                        11.03              6.23        13,964     2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.10            $13.29        16,704     2017
                                                                        13.11             13.10        17,355     2016
                                                                        13.24             13.11        21,068     2015
                                                                        12.89             13.24        16,908     2014
                                                                        13.36             12.89        18,957     2013
                                                                        12.96             13.36        25,938     2012
                                                                        12.32             12.96        28,227     2011
                                                                        11.52             12.32        30,970     2010
                                                                        10.73             11.52        17,850     2009
                                                                        10.82             10.73        10,942     2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.00            $10.81         1,491     2017
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $11.69            $13.19         1,211     2017
                                                                        10.00             11.69         1,353     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.43            $23.27         3,456     2017
                                                                        17.89             19.43         4,027     2016
                                                                        18.12             17.89         5,133     2015
                                                                        16.25             18.12         6,912     2014
                                                                        12.18             16.25         8,657     2013
                                                                        10.58             12.18        14,321     2012
                                                                        11.01             10.58        20,709     2011
                                                                         9.90             11.01        21,147     2010
                                                                         7.57              9.90        10,474     2009
                                                                        11.85              7.57         9,837     2008
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.09            $15.45            --     2017
                                                                        13.22             14.09            --     2016
                                                                        13.58             13.22            --     2015
                                                                        12.82             13.58            --     2014
                                                                        11.03             12.82            --     2013
                                                                        10.15             11.03            --     2012
                                                                        10.21             10.15            --     2011
                                                                         9.51             10.21           778     2010
                                                                         8.25              9.51           824     2009
                                                                        10.85              8.25           827     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.03            $12.58         3,184     2017
                                                                             9.68             10.03         2,342     2016
                                                                            10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.39            $10.78            --     2017
                                                                             9.83             10.39            --     2016
                                                                            10.25              9.83            --     2015
                                                                            10.17             10.25            --     2014
                                                                            10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $13.49            $16.71            --     2017
                                                                            14.12             13.49            --     2016
                                                                            13.97             14.12            --     2015
                                                                            12.39             13.97            --     2014
                                                                             9.78             12.39            --     2013
                                                                             8.78              9.78            --     2012
                                                                             9.09              8.78            --     2011
                                                                             8.51              9.09            --     2010
                                                                             6.03              8.51            --     2009
                                                                            11.33              6.03         4,068     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $15.85            $18.10         4,446     2017
                                                                            14.55             15.85         4,460     2016
                                                                            14.41             14.55            --     2015
                                                                            13.33             14.41            --     2014
                                                                            10.36             13.33            --     2013
                                                                             9.08             10.36            --     2012
                                                                             9.30              9.08            --     2011
                                                                             8.20              9.30            --     2010
                                                                             6.55              8.20            --     2009
                                                                            10.90              6.55         6,805     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $16.49            $18.39           437     2017
                                                                            14.31             16.49           480     2016
                                                                            15.57             14.31         4,234     2015
                                                                            14.24             15.57         5,419     2014
                                                                            10.34             14.24         6,605     2013
                                                                             8.98             10.34        11,371     2012
                                                                             9.39              8.98        12,176     2011
                                                                             7.80              9.39        12,310     2010
                                                                             5.82              7.80         5,400     2009
                                                                             9.59              5.82         4,602     2008
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      $15.39            $16.07         1,523     2017
                                                                            13.98             15.39         1,539     2016
                                                                            14.52             13.98         3,654     2015
                                                                            14.35             14.52         1,923     2014
                                                                            13.87             14.35         2,140     2013
                                                                            12.39             13.87         2,791     2012
                                                                            12.25             12.39         4,458     2011
                                                                            10.93             12.25         4,714     2010
                                                                             7.96             10.93         3,834     2009
                                                                            10.63              7.96         5,159     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.54            $11.45         2,152     2017
                                                                 11.62             11.54         1,360     2016
                                                                 11.84             11.62         4,407     2015
                                                                 11.99             11.84        14,113     2014
                                                                 12.26             11.99        15,307     2013
                                                                 11.83             12.26        18,863     2012
                                                                 11.95             11.83        18,530     2011
                                                                 11.60             11.95        19,214     2010
                                                                 10.45             11.60        28,544     2009
                                                                 10.72             10.45        15,729     2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.18            $13.75        12,949     2017
                                                                 11.73             12.18        14,344     2016
                                                                 12.15             11.73        49,234     2015
                                                                 11.81             12.15        53,264     2014
                                                                 10.52             11.81        75,251     2013
                                                                  9.57             10.52        76,727     2012
                                                                 10.09              9.57        77,972     2011
                                                                  9.42             10.09        79,305     2010
                                                                  7.98              9.42        83,798     2009
                                                                 11.55              7.98        82,614     2008
---------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.82            $13.41            --     2017
                                                                        11.55             11.82            --     2016
                                                                        11.63             11.55            --     2015
                                                                        11.07             11.63           180     2014
                                                                         9.71             11.07           205     2013
                                                                         8.74              9.71         2,322     2012
                                                                         9.19              8.74           258     2011
                                                                         8.50              9.19           285     2010
                                                                         6.96              8.50           314     2009
                                                                        10.18              6.96           349     2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $15.77            $18.34         8,649     2017
                                                                        14.48             15.77        12,886     2016
                                                                        14.56             14.48            --     2015
                                                                        13.59             14.56            --     2014
                                                                        10.29             13.59            --     2013
                                                                         8.96             10.29            --     2012
                                                                         8.61              8.96            --     2011
                                                                         7.78              8.61            --     2010
                                                                         6.60              7.78        32,651     2009
                                                                        11.35              6.60        32,881     2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $16.60            $21.43            --     2017
                                                                        16.54             16.60            --     2016
                                                                        15.22             16.54            --     2015
                                                                        13.63             15.22            --     2014
                                                                        10.15             13.63            --     2013
                                                                         8.87             10.15            --     2012
                                                                         9.40              8.87            --     2011
                                                                         8.73              9.40            --     2010
                                                                         6.49              8.73            --     2009
                                                                        11.00              6.49            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.32            $17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                         8.52              9.50            --     2012
                                                                        10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $11.69            $12.93         6,201     2017
                                                                        11.71             11.69         7,085     2016
                                                                        12.16             11.71         7,340     2015
                                                                        10.85             12.16         8,240     2014
                                                                        10.80             10.85        18,056     2013
                                                                         8.61             10.80         4,548     2012
                                                                         9.42              8.61         5,408     2011
                                                                         8.19              9.42         5,516     2010
                                                                         6.37              8.19        12,491     2009
                                                                        11.76              6.37        13,619     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.02            $12.22        13,076     2017
                                                      11.75             12.02        13,601     2016
                                                      12.28             11.75         3,625     2015
                                                      12.13             12.28        20,289     2014
                                                      13.52             12.13        19,851     2013
                                                      12.84             13.52        17,723     2012
                                                      11.72             12.84        17,928     2011
                                                      11.37             11.72        21,794     2010
                                                      10.52             11.37        35,769     2009
                                                      10.90             10.52        32,097     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $15.46            $18.27        10,871     2017
                                                      13.89             15.46        15,743     2016
                                                      15.01             13.89            --     2015
                                                      13.61             15.01            --     2014
                                                      10.22             13.61            --     2013
                                                       9.09             10.22            --     2012
                                                       8.99              9.09            --     2011
                                                       8.03              8.99            --     2010
                                                       6.93              8.03            --     2009
                                                      10.81              6.93            --     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $10.25            $13.19        12,061     2017
                                                      11.06             10.25        12,000     2016
                                                      11.20             11.06        15,422     2015
                                                      12.09             11.20        17,583     2014
                                                      10.07             12.09        16,439     2013
                                                       8.48             10.07        19,366     2012
                                                       9.83              8.48        21,947     2011
                                                       8.85              9.83        20,905     2010
                                                       6.75              8.85        51,756     2009
                                                      12.47              6.75        60,061     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $16.91            $21.93            --     2017
                                                      16.51             16.91            --     2016
                                                      15.85             16.51         5,135     2015
                                                      14.70             15.85         6,319     2014
                                                      10.93             14.70            --     2013
                                                       9.79             10.93            --     2012
                                                       9.88              9.79            --     2011
                                                       8.68              9.88            --     2010
                                                       6.58              8.68            --     2009
                                                      11.47              6.58            --     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.30            $18.45            --     2017
                                                      14.64             17.30            --     2016
                                                      15.54             14.64            --     2015
                                                      14.02             15.54            --     2014
                                                      10.85             14.02            --     2013
                                                       9.66             10.85            --     2012
                                                       9.75              9.66            --     2011
                                                       8.77              9.75            --     2010
                                                       7.46              8.77            --     2009
                                                      10.39              7.46           476     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.65            $19.33            --     2017
                                                                                  15.35             15.65            --     2016
                                                                                  14.45             15.35            --     2015
                                                                                  13.08             14.45            --     2014
                                                                                   9.94             13.08            --     2013
                                                                                   8.77              9.94            --     2012
                                                                                  10.00              8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.53            $13.84            --     2017
                                                                                  12.33             11.53            --     2016
                                                                                  13.54             12.33            --     2015
                                                                                  12.51             13.54            --     2014
                                                                                   9.78             12.51            --     2013
                                                                                   9.11              9.78            --     2012
                                                                                  10.00              9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $15.93            $17.20            --     2017
                                                                                  13.95             15.93            --     2016
                                                                                  14.54             13.95            --     2015
                                                                                  14.11             14.54            --     2014
                                                                                  10.69             14.11            --     2013
                                                                                   9.61             10.69            --     2012
                                                                                  10.47              9.61            --     2011
                                                                                   8.70             10.47            --     2010
                                                                                   6.87              8.70            --     2009
                                                                                  10.56              6.87            --     2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $17.14            $19.39            --     2017
                                                                                  15.14             17.14            --     2016
                                                                                  15.80             15.14            --     2015
                                                                                  14.38             15.80            --     2014
                                                                                  10.86             14.38            --     2013
                                                                                   9.26             10.86            --     2012
                                                                                   9.40              9.26            --     2011
                                                                                   7.54              9.40            --     2010
                                                                                   5.68              7.54            --     2009
                                                                                   9.72              5.68            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.01            $ 8.86            --     2017
                                                                                   9.18              9.01            --     2016
                                                                                   9.37              9.18        18,658     2015
                                                                                   9.55              9.37         2,780     2014
                                                                                   9.74              9.55        17,928     2013
                                                                                   9.94              9.74            --     2012
                                                                                  10.13              9.94            --     2011
                                                                                  10.33             10.13            --     2010
                                                                                  10.53             10.33            --     2009
                                                                                  10.47             10.53            --     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   (DDCA)                                                                       $ 8.56            $ 8.42            --     2017
                                                                                  8.73              8.56            --     2016
                                                                                  8.90              8.73            --     2015
                                                                                  9.08              8.90            --     2014
                                                                                  9.26              9.08            --     2013
                                                                                  9.44              9.26            --     2012
                                                                                  9.63              9.44            --     2011
                                                                                  9.82              9.63            --     2010
                                                                                 10.00              9.82            --     2009
                                                                                 10.00             10.00         5,547     2008
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $17.25            $19.51            --     2017
                                                                                 15.94             17.25            --     2016
                                                                                 16.79             15.94        21,283     2015
                                                                                 15.10             16.79        23,904     2014
                                                                                 11.46             15.10            --     2013
                                                                                 10.44             11.46            --     2012
                                                                                 10.55             10.44            --     2011
                                                                                  9.37             10.55            --     2010
                                                                                  7.15              9.37            --     2009
                                                                                 11.11              7.15            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.14            $12.31         9,680     2017
                                                                                 11.36             12.14         6,727     2016
                                                                                 11.70             11.36         7,510     2015
                                                                                 11.87             11.70        21,346     2014
                                                                                 11.66             11.87        20,396     2013
                                                                                 11.08             11.66        12,400     2012
                                                                                 11.02             11.08            --     2011
                                                                                 10.30             11.02            --     2010
                                                                                  7.28             10.30         9,994     2009
                                                                                 10.18              7.28        11,207     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $16.01            $19.09        12,435     2017
                                                                                 15.16             16.01         7,611     2016
                                                                                 15.39             15.16        11,217     2015
                                                                                 14.06             15.39        13,078     2014
                                                                                 10.95             14.06        14,071     2013
                                                                                  9.62             10.95        17,684     2012
                                                                                 10.09              9.62        14,535     2011
                                                                                  8.80             10.09        15,319     2010
                                                                                  6.63              8.80        29,099     2009
                                                                                 11.79              6.63        33,187     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $14.38            $15.88            --     2017
                                                                                 12.46             14.38            --     2016
                                                                                 13.27             12.46         6,865     2015
                                                                                 12.47             13.27         7,577     2014
                                                                                  9.95             12.47        11,866     2013
                                                                                  8.67              9.95        14,556     2012
                                                                                  8.78              8.67        16,202     2011
                                                                                  7.80              8.78        17,667     2010
                                                                                  6.12              7.80        26,090     2009
                                                                                 10.92              6.12        27,776     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $16.32            $19.29          6,196    2017
                                                                         14.87             16.32          7,442    2016
                                                                         15.42             14.87         11,331    2015
                                                                         14.83             15.42         13,132    2014
                                                                         11.13             14.83             --    2013
                                                                          9.91             11.13             --    2012
                                                                         11.34              9.91             --    2011
                                                                          8.99             11.34             --    2010
                                                                          6.56              8.99             --    2009
                                                                         11.08              6.56             --    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.72            $12.87         22,409    2017
                                                                         10.56             11.72         24,519    2016
                                                                         11.48             10.56         28,082    2015
                                                                         11.39             11.48         32,016    2014
                                                                          9.38             11.39         36,693    2013
                                                                          8.30              9.38         42,166    2012
                                                                          8.59              8.30         47,922    2011
                                                                          7.95              8.59         51,631    2010
                                                                          6.23              7.95         57,871    2009
                                                                          9.90              6.23         62,845    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.77            $15.89         74,674    2017
                                                                         13.21             14.77         78,840    2016
                                                                         14.50             13.21        100,180    2015
                                                                         14.13             14.50        105,816    2014
                                                                         12.65             14.13        124,970    2013
                                                                         11.45             12.65        141,565    2012
                                                                         11.41             11.45        156,852    2011
                                                                         10.33             11.41        167,685    2010
                                                                          7.77             10.33        190,582    2009
                                                                         11.26              7.77        212,760    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $14.70            $18.46             --    2017
                                                                         15.26             14.70             --    2016
                                                                         14.74             15.26             --    2015
                                                                         13.37             14.74             --    2014
                                                                         10.60             13.37             --    2013
                                                                          9.62             10.60             --    2012
                                                                          9.96              9.62             --    2011
                                                                          9.10              9.96             --    2010
                                                                          7.16              9.10             --    2009
                                                                         11.15              7.16          2,221    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.97            $14.84             --    2017
                                                                         12.27             13.97             --    2016
                                                                         13.17             12.27         10,391    2015
                                                                         12.54             13.17         11,434    2014
                                                                          9.97             12.54         11,777    2013
                                                                          8.90              9.97         14,566    2012
                                                                          9.17              8.90         15,771    2011
                                                                          8.41              9.17         16,771    2010
                                                                          6.81              8.41             --    2009
                                                                         11.04              6.81          1,033    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $10.51            $12.02        13,536     2017
                                                                        10.00             10.51        27,234     2016
                                                                        10.90             10.00        29,710     2015
                                                                        12.51             10.90        31,872     2014
                                                                        10.38             12.51        27,724     2013
                                                                         8.95             10.38        32,957     2012
                                                                        10.22              8.95        20,712     2011
                                                                         9.61             10.22        20,235     2010
                                                                         7.15              9.61        48,013     2009
                                                                        12.24              7.15        56,835     2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.04            $12.82         6,316     2017
                                                                        10.27             11.04        11,085     2016
                                                                        11.20             10.27        24,792     2015
                                                                        11.75             11.20        26,746     2014
                                                                         9.16             11.75        16,822     2013
                                                                         7.72              9.16        21,296     2012
                                                                         8.46              7.72        18,077     2011
                                                                         8.04              8.46        18,213     2010
                                                                         6.25              8.04        38,179     2009
                                                                        11.06              6.25        40,523     2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.32            $13.53        79,355     2017
                                                                        13.30             13.32        88,927     2016
                                                                        13.42             13.30        86,539     2015
                                                                        13.04             13.42        59,723     2014
                                                                        13.50             13.04        59,194     2013
                                                                        13.07             13.50        64,132     2012
                                                                        12.40             13.07        70,606     2011
                                                                        11.58             12.40        82,133     2010
                                                                        10.77             11.58        43,733     2009
                                                                        10.84             10.77        21,292     2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.00            $10.82         7,334     2017
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $11.70            $13.22         5,974     2017
                                                                        10.00             11.70         7,014     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.75            $23.69        16,763     2017
                                                                        18.16             19.75        20,523     2016
                                                                        18.36             18.16        21,067     2015
                                                                        16.44             18.36        24,743     2014
                                                                        12.31             16.44        27,095     2013
                                                                        10.67             12.31        35,463     2012
                                                                        11.09             10.67        52,308     2011
                                                                         9.96             11.09        55,774     2010
                                                                         7.60              9.96        25,602     2009
                                                                        11.88              7.60        27,913     2008
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.32            $15.73         6,716     2017
                                                                        13.42             14.32         6,858     2016
                                                                        13.76             13.42         7,608     2015
                                                                        12.97             13.76        13,059     2014
                                                                        11.14             12.97        16,584     2013
                                                                        10.24             11.14        22,825     2012
                                                                        10.28             10.24        24,508     2011
                                                                         9.57             10.28        26,187     2010
                                                                         8.29              9.57        27,572     2009
                                                                        10.88              8.29        27,195     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.06            $12.63        15,677     2017
                                                                             9.69             10.06        12,095     2016
                                                                            10.00              9.69            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.45            $10.85            --     2017
                                                                             9.87             10.45            --     2016
                                                                            10.27              9.87            --     2015
                                                                            10.17             10.27            --     2014
                                                                            10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $13.71            $17.01            --     2017
                                                                            14.33             13.71            --     2016
                                                                            14.15             14.33            --     2015
                                                                            12.54             14.15            --     2014
                                                                             9.88             12.54            --     2013
                                                                             8.85              9.88            --     2012
                                                                             9.16              8.85            --     2011
                                                                             8.55              9.16            --     2010
                                                                             6.05              8.55            --     2009
                                                                            11.36              6.05         1,481     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $16.11            $18.43        21,444     2017
                                                                            14.77             16.11        22,751     2016
                                                                            14.61             14.77            --     2015
                                                                            13.49             14.61            --     2014
                                                                            10.47             13.49            --     2013
                                                                             9.16             10.47            --     2012
                                                                             9.37              9.16            --     2011
                                                                             8.25              9.37            --     2010
                                                                             6.57              8.25            --     2009
                                                                            10.92              6.57         2,482     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $16.76            $18.72         2,186     2017
                                                                            14.52             16.76         2,448     2016
                                                                            15.77             14.52        17,444     2015
                                                                            14.41             15.77        19,431     2014
                                                                            10.45             14.41        20,682     2013
                                                                             9.06             10.45        28,172     2012
                                                                             9.46              9.06        30,862     2011
                                                                             7.84              9.46        32,491     2010
                                                                             5.84              7.84        13,162     2009
                                                                             9.61              5.84        15,027     2008
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      $15.65            $16.36         7,275     2017
                                                                            14.19             15.65         7,862     2016
                                                                            14.72             14.19        15,087     2015
                                                                            14.52             14.72         6,838     2014
                                                                            14.01             14.52         6,677     2013
                                                                            12.50             14.01         6,883     2012
                                                                            12.34             12.50        11,149     2011
                                                                            10.99             12.34        12,455     2010
                                                                             7.99             10.99         9,370     2009
                                                                            10.66              7.99        11,695     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.73            $11.66         10,227    2017
                                                                 11.80             11.73          6,960    2016
                                                                 12.00             11.80         18,112    2015
                                                                 12.13             12.00         49,936    2014
                                                                 12.39             12.13         47,779    2013
                                                                 11.94             12.39         46,620    2012
                                                                 12.04             11.94         46,389    2011
                                                                 11.66             12.04         50,870    2010
                                                                 10.50             11.66         69,873    2009
                                                                 10.75             10.50         63,213    2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.38            $14.00         79,784    2017
                                                                 11.91             12.38         88,464    2016
                                                                 12.31             11.91        106,870    2015
                                                                 11.95             12.31        126,371    2014
                                                                 10.63             11.95        148,387    2013
                                                                  9.66             10.63        181,261    2012
                                                                 10.16              9.66        202,403    2011
                                                                  9.48             10.16        207,188    2010
                                                                  8.02              9.48        229,898    2009
                                                                 11.58              8.02        233,492    2008
---------------------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.94            $13.55           --      2017
                                                                        11.65             11.94           --      2016
                                                                        11.71             11.65           --      2015
                                                                        11.14             11.71           --      2014
                                                                         9.76             11.14           --      2013
                                                                         8.77              9.76           --      2012
                                                                         9.22              8.77           --      2011
                                                                         8.52              9.22           --      2010
                                                                         6.97              8.52           --      2009
                                                                        10.18              6.97           --      2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $18.40            $21.42           19      2017
                                                                        16.88             18.40           25      2016
                                                                        16.95             16.88           --      2015
                                                                        15.81             16.95           --      2014
                                                                        11.96             15.81           --      2013
                                                                        10.40             11.96           --      2012
                                                                         9.99             10.40           --      2011
                                                                         9.02              9.99           --      2010
                                                                         7.64              9.02          720      2009
                                                                        13.12              7.64          719      2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $20.37            $26.33           --      2017
                                                                        20.28             20.37           --      2016
                                                                        18.64             20.28           --      2015
                                                                        16.68             18.64           --      2014
                                                                        12.40             16.68           --      2013
                                                                        10.83             12.40           --      2012
                                                                        11.46             10.83           --      2011
                                                                        10.63             11.46           --      2010
                                                                         7.90             10.63           --      2009
                                                                        13.38              7.90           --      2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.41            $18.01           --      2017
                                                                        14.35             14.41           --      2016
                                                                        13.92             14.35           --      2015
                                                                        13.08             13.92           --      2014
                                                                         9.51             13.08           --      2013
                                                                         8.52              9.51           --      2012
                                                                        10.00              8.52           --      2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $14.85            $16.43           13      2017
                                                                        14.86             14.85           13      2016
                                                                        15.41             14.86           12      2015
                                                                        13.73             15.41          139      2014
                                                                        13.65             13.73          304      2013
                                                                        10.88             13.65           68      2012
                                                                        11.89             10.88          124      2011
                                                                        10.33             11.89          116      2010
                                                                         8.03             10.33          253      2009
                                                                        14.79              8.03          274      2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.85            $12.06         3,125     2017
                                                      11.56             11.85         3,198     2016
                                                      12.08             11.56         3,216     2015
                                                      11.92             12.08         3,646     2014
                                                      13.27             11.92         3,741     2013
                                                      12.59             13.27         3,153     2012
                                                      11.47             12.59         3,271     2011
                                                      11.12             11.47         3,847     2010
                                                      10.28             11.12         4,082     2009
                                                      10.65             10.28         3,548     2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.44            $20.62            25     2017
                                                      15.65             17.44            32     2016
                                                      16.90             15.65            --     2015
                                                      15.30             16.90            --     2014
                                                      11.48             15.30            --     2013
                                                      10.19             11.48            --     2012
                                                      10.07             10.19            --     2011
                                                       8.99             10.07            --     2010
                                                       7.76              8.99            --     2009
                                                      12.08              7.76            --     2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $13.62            $17.54            24     2017
                                                      14.68             13.62            21     2016
                                                      14.85             14.68            24     2015
                                                      16.01             14.85           286     2014
                                                      13.32             16.01           265     2013
                                                      11.20             13.32           275     2012
                                                      12.98             11.20           480     2011
                                                      11.67             12.98           418     2010
                                                       8.89             11.67         1,002     2009
                                                      16.41              8.89         1,086     2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $18.36            $23.82         1,698     2017
                                                      17.91             18.36         2,180     2016
                                                      17.17             17.91         2,244     2015
                                                      15.90             17.17         2,736     2014
                                                      11.82             15.90         2,852     2013
                                                      10.57             11.82         3,472     2012
                                                      10.65             10.57         3,684     2011
                                                       9.35             10.65         3,841     2010
                                                       7.08              9.35         4,244     2009
                                                      12.34              7.08         4,422     2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $19.56            $20.88            --     2017
                                                      16.54             19.56            --     2016
                                                      17.54             16.54            --     2015
                                                      15.80             17.54            --     2014
                                                      12.22             15.80            --     2013
                                                      10.87             12.22            --     2012
                                                      10.96             10.87            --     2011
                                                       9.85             10.96            --     2010
                                                       8.37              9.85            --     2009
                                                      11.64              8.37            --     2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.74            $19.46            --     2017
                                                                                  15.42             15.74            --     2016
                                                                                  14.50             15.42            --     2015
                                                                                  13.12             14.50            --     2014
                                                                                   9.96             13.12            --     2013
                                                                                   8.78              9.96            --     2012
                                                                                  10.00              8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.59            $13.94            --     2017
                                                                                  12.38             11.59            --     2016
                                                                                  13.59             12.38            --     2015
                                                                                  12.55             13.59            --     2014
                                                                                   9.79             12.55            --     2013
                                                                                   9.12              9.79            --     2012
                                                                                  10.00              9.12            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $21.59            $23.34            --     2017
                                                                                  18.89             21.59            --     2016
                                                                                  19.68             18.89            --     2015
                                                                                  19.08             19.68            --     2014
                                                                                  14.43             19.08            --     2013
                                                                                  12.97             14.43            --     2012
                                                                                  14.10             12.97            --     2011
                                                                                  11.71             14.10            --     2010
                                                                                   9.23             11.71            --     2009
                                                                                  14.18              9.23            --     2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $21.47            $24.32            --     2017
                                                                                  18.94             21.47            --     2016
                                                                                  19.75             18.94            --     2015
                                                                                  17.95             19.75            --     2014
                                                                                  13.55             17.95            --     2013
                                                                                  11.54             13.55            --     2012
                                                                                  11.71             11.54            --     2011
                                                                                   9.39             11.71            --     2010
                                                                                   7.06              9.39            --     2009
                                                                                  12.07              7.06            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.24            $ 9.10         9,790     2017
                                                                                   9.41              9.24         9,577     2016
                                                                                   9.59              9.41         9,424     2015
                                                                                   9.77              9.59         9,771     2014
                                                                                   9.96              9.77         3,660     2013
                                                                                  10.14              9.96         3,375     2012
                                                                                  10.33             10.14         6,717     2011
                                                                                  10.53             10.33         3,223     2010
                                                                                  10.71             10.53         3,012     2009
                                                                                  10.64             10.71         2,308     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $19.25            $21.79            --     2017
                                                                                 17.77             19.25            --     2016
                                                                                 18.70             17.77            40     2015
                                                                                 16.80             18.70           466     2014
                                                                                 12.74             16.80            --     2013
                                                                                 11.59             12.74            --     2012
                                                                                 11.70             11.59            --     2011
                                                                                 10.38             11.70            --     2010
                                                                                  7.91             10.38            --     2009
                                                                                 12.29              7.91            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.74            $12.94            24     2017
                                                                                 11.92             12.74            15     2016
                                                                                 12.26             11.92            15     2015
                                                                                 12.42             12.26           434     2014
                                                                                 12.19             12.42           410     2013
                                                                                 11.57             12.19           223     2012
                                                                                 11.49             11.57            --     2011
                                                                                 10.73             11.49            --     2010
                                                                                  7.58             10.73           245     2009
                                                                                 10.59              7.58           277     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $21.98            $26.23            23     2017
                                                                                 20.79             21.98            13     2016
                                                                                 21.09             20.79            17     2015
                                                                                 19.25             21.09           207     2014
                                                                                 14.97             19.25           219     2013
                                                                                 13.14             14.97           241     2012
                                                                                 13.77             13.14           308     2011
                                                                                 12.00             13.77           297     2010
                                                                                  9.02             12.00           546     2009
                                                                                 16.04              9.02           596     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $17.68            $19.55         3,436     2017
                                                                                 15.30             17.68         3,724     2016
                                                                                 16.28             15.30         4,331     2015
                                                                                 15.29             16.28         4,626     2014
                                                                                 12.19             15.29         5,045     2013
                                                                                 10.61             12.19         5,718     2012
                                                                                 10.74             10.61         6,439     2011
                                                                                  9.52             10.74         6,709     2010
                                                                                  7.47              9.52         7,256     2009
                                                                                 13.30              7.47         7,470     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $26.24            $31.04            10     2017
                                                                                 23.88             26.24            11     2016
                                                                                 24.73             23.88            15     2015
                                                                                 23.77             24.73           177     2014
                                                                                 17.82             23.77            --     2013
                                                                                 15.85             17.82            --     2012
                                                                                 18.11             15.85            --     2011
                                                                                 14.35             18.11            --     2010
                                                                                 10.46             14.35            --     2009
                                                                                 17.65             10.46            --     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.83            $13.00             --    2017
                                                                         10.65             11.83             --    2016
                                                                         11.57             10.65             --    2015
                                                                         11.46             11.57             --    2014
                                                                          9.43             11.46             --    2013
                                                                          8.33              9.43             --    2012
                                                                          8.62              8.33             --    2011
                                                                          7.97              8.62             --    2010
                                                                          6.23              7.97             --    2009
                                                                          9.90              6.23             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.24            $17.48         19,708    2017
                                                                         14.51             16.24         20,345    2016
                                                                         15.90             14.51         21,723    2015
                                                                         15.49             15.90         24,890    2014
                                                                         13.85             15.49         25,804    2013
                                                                         12.52             13.85         57,572    2012
                                                                         12.46             12.52         81,318    2011
                                                                         11.27             12.46         88,896    2010
                                                                          8.47             11.27         93,641    2009
                                                                         12.27              8.47        103,178    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.70            $19.75             --    2017
                                                                         16.29             15.70             --    2016
                                                                         15.71             16.29             --    2015
                                                                         14.24             15.71             --    2014
                                                                         11.28             14.24             --    2013
                                                                         10.22             11.28             --    2012
                                                                         10.58             10.22             --    2011
                                                                          9.66             10.58             --    2010
                                                                          7.58              9.66             --    2009
                                                                         11.80              7.58             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.60            $17.66             --    2017
                                                                         14.57             16.60             --    2016
                                                                         15.62             14.57             18    2015
                                                                         14.86             15.62            209    2014
                                                                         11.80             14.86            212    2013
                                                                         10.52             11.80            230    2012
                                                                         10.84             10.52            387    2011
                                                                          9.93             10.84            376    2010
                                                                          8.02              9.93             --    2009
                                                                         13.00              8.02             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $13.06            $14.96             28    2017
                                                                         12.41             13.06             50    2016
                                                                         13.53             12.41             51    2015
                                                                         15.51             13.53            555    2014
                                                                         12.85             15.51            478    2013
                                                                         11.07             12.85            500    2012
                                                                         12.62             11.07            483    2011
                                                                         11.86             12.62            432    2010
                                                                          8.82             11.86            993    2009
                                                                         15.07              8.82          1,098    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.16            $12.98            16     2017
                                                                        10.37             11.16            25     2016
                                                                        11.30             10.37            52     2015
                                                                        11.84             11.30           573     2014
                                                                         9.22             11.84           356     2013
                                                                         7.76              9.22           396     2012
                                                                         8.50              7.76           520     2011
                                                                         8.07              8.50           479     2010
                                                                         6.27              8.07           971     2009
                                                                        11.07              6.27         1,026     2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.46            $13.69           202     2017
                                                                        13.43             13.46           201     2016
                                                                        13.53             13.43           181     2015
                                                                        13.14             13.53         1,249     2014
                                                                        13.59             13.14         1,234     2013
                                                                        13.15             13.59         1,196     2012
                                                                        12.46             13.15         2,031     2011
                                                                        11.63             12.46         2,165     2010
                                                                        10.80             11.63         1,110     2009
                                                                        10.86             10.80           488     2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $29.12            $32.52           926     2017
                                                                        25.87             29.12         1,001     2016
                                                                        27.07             25.87         1,135     2015
                                                                        23.96             27.07         1,205     2014
                                                                        18.45             23.96         1,368     2013
                                                                        15.62             18.45         1,619     2012
                                                                        15.58             15.62         1,833     2011
                                                                        12.85             15.58         1,923     2010
                                                                        10.00             12.85         2,257     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $29.11            $32.93             6     2017
                                                                        24.67             29.11             6     2016
                                                                        26.54             24.67            --     2015
                                                                        24.67             26.54            --     2014
                                                                        17.67             24.67            --     2013
                                                                        15.03             17.67            --     2012
                                                                        16.08             15.03            --     2011
                                                                        12.89             16.08            --     2010
                                                                        10.00             12.89            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.97            $23.97            43     2017
                                                                        18.34             19.97            47     2016
                                                                        18.52             18.34            44     2015
                                                                        16.57             18.52           531     2014
                                                                        12.39             16.57           575     2013
                                                                        10.73             12.39           658     2012
                                                                        11.14             10.73         1,505     2011
                                                                         9.99             11.14         1,472     2010
                                                                         7.62              9.99           653     2009
                                                                        11.90              7.62           703     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.29            $16.81           823     2017
                                                                            14.32             15.29         6,553     2016
                                                                            14.67             14.32         6,647     2015
                                                                            13.81             14.67         8,883     2014
                                                                            11.85             13.81         9,246     2013
                                                                            10.88             11.85        21,151     2012
                                                                            10.91             10.88        42,360     2011
                                                                            10.14             10.91        45,559     2010
                                                                             8.78             10.14        50,504     2009
                                                                            11.51              8.78        61,219     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.07            $12.67            41     2017
                                                                             9.70             10.07            28     2016
                                                                            10.00              9.70            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.48            $10.90            --     2017
                                                                             9.89             10.48            --     2016
                                                                            10.29              9.89            --     2015
                                                                            10.18             10.29            --     2014
                                                                            10.00             10.18            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.82            $19.64            --     2017
                                                                            16.52             15.82            --     2016
                                                                            16.30             16.52            --     2015
                                                                            14.42             16.30            --     2014
                                                                            11.35             14.42            --     2013
                                                                            10.16             11.35            --     2012
                                                                            10.50             10.16            --     2011
                                                                             9.80             10.50            --     2010
                                                                             6.93              9.80            --     2009
                                                                            12.99              6.93            --     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $19.21            $22.00            47     2017
                                                                            17.59             19.21            44     2016
                                                                            17.38             17.59            --     2015
                                                                            16.04             17.38            --     2014
                                                                            12.43             16.04            --     2013
                                                                            10.86             12.43            --     2012
                                                                            11.10             10.86            --     2011
                                                                             9.77             11.10            --     2010
                                                                             7.77              9.77            --     2009
                                                                            12.91              7.77            --     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $24.30            $27.18           961     2017
                                                                            21.04             24.30         1,070     2016
                                                                            22.83             21.04         1,250     2015
                                                                            20.83             22.83         1,548     2014
                                                                            15.09             20.83         1,692     2013
                                                                            13.07             15.09         2,137     2012
                                                                            13.64             13.07         2,520     2011
                                                                            11.29             13.64         2,515     2010
                                                                             8.41             11.29         2,495     2009
                                                                            13.82              8.41         2,765     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $17.80            $18.63           815     2017
                                                                 16.13             17.80           851     2016
                                                                 16.71             16.13           950     2015
                                                                 16.47             16.71         1,093     2014
                                                                 15.87             16.47         1,092     2013
                                                                 14.15             15.87         1,056     2012
                                                                 13.95             14.15         1,275     2011
                                                                 12.42             13.95         1,363     2010
                                                                  9.02             12.42         1,371     2009
                                                                 12.01              9.02         1,585     2008
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.80            $11.74         5,725     2017
                                                                 11.85             11.80         5,677     2016
                                                                 12.04             11.85         5,647     2015
                                                                 12.16             12.04         6,908     2014
                                                                 12.41             12.16         6,873     2013
                                                                 11.94             12.41         6,300     2012
                                                                 12.04             11.94         6,554     2011
                                                                 11.65             12.04         6,924     2010
                                                                 10.47             11.65         7,227     2009
                                                                 10.71             10.47         6,524     2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $14.62            $16.59         6,791     2017
                                                                 14.01             14.62        13,439     2016
                                                                 14.43             14.01        13,638     2015
                                                                 13.96             14.43        16,816     2014
                                                                 12.38             13.96        17,696     2013
                                                                 11.21             12.38        26,086     2012
                                                                 11.75             11.21        72,734     2011
                                                                 10.92             11.75        74,064     2010
                                                                  9.21             10.92        78,753     2009
                                                                 13.27              9.21        97,103     2008
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.52            $14.16         5,005     2017
                                                                 12.02             12.52         5,199     2016
                                                                 12.42             12.02         5,320     2015
                                                                 12.04             12.42         8,203     2014
                                                                 10.70             12.04         8,420     2013
                                                                  9.71             10.70        22,812     2012
                                                                 10.21              9.71        24,264     2011
                                                                  9.51             10.21        24,201     2010
                                                                  8.04              9.51        24,476     2009
                                                                 11.60              8.04        23,564     2008
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS
Statement of Additional Information
The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-5

Calculation of Performance Data.................................................................................   B-6
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-6
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-8

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-9
   Using the Contracts as Collateral............................................................................   B-9
   The Beneficiary..............................................................................................   B-9
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                      Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2018, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2018.

TABLE OF CONTENTS


The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-5

Calculation of Performance Data.................................................................................   B-6
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-6
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-8

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-9
   Using the Contracts as Collateral............................................................................   B-9
   The Beneficiary..............................................................................................   B-9
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").


On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In that filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. On April 24, 2018, Genworth and China Oceanwide reported that they withdrew and re-filed their joint voluntary notice with CFIUS to provide CFIUS additional time to review and discuss the proposed transaction. In connection with this re-filing, CFIUS has agreed to proceed directly to the 45-day investigation period following a one-day review period.

Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

On March 27, 2018, Genworth, the Parent and Merger Sub entered into another waiver and agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.

  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund


                Current Yield: -0.62% as of December 31, 2017
                Effective Yield: -0.61% as of December 31, 2017


Dreyfus Variable Investment Fund -- Government Money Market Portfolio


                Current Yield: -0.83% as of December 31, 2017
                Effective Yield: -0.83% as of December 31, 2017


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2017 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2017

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2017

                                                                            Page
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financial Statements..............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statement of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2017, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2017, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2018

                                   Appendix

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares /(1)/ BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares /(1)/ Deutsche Variable Series I
   Deutsche Capital Growth VIP -- Class B Shares
Deutsche Variable Series II
   Deutsche CROCI(R) U.S. VIP -- Class B Shares /(1)/
   Deutsche Small Mid Cap Value VIP -- Class B Shares
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio /(1)/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares /(1)/
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Tail Risk Fund II -- Primary Shares
   Federated Managed Volatility Fund II

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares /(1)/ Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares /(1)/
   Janus Henderson Balanced Portfolio -- Service Shares /(1)/
   Janus Henderson Enterprise Portfolio -- Institutional Shares /(1)/ Janus Henderson Enterprise Portfolio -- Service Shares /(1)/
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares /(1)/ Janus Henderson Forty Portfolio -- Institutional Shares /(1)/
   Janus Henderson Forty Portfolio -- Service Shares /(1)/
   Janus Henderson Global Research Portfolio -- Institutional Shares /(1)/ Janus Henderson Global Research Portfolio -- Service Shares /(1)/
   Janus Henderson Global Technology Portfolio -- Service Shares /(1)/ Janus Henderson Overseas Portfolio -- Institutional Shares /(1)/
   Janus Henderson Overseas Portfolio -- Service Shares /(1)/
   Janus Henderson Research Portfolio -- Institutional Shares /(1)/
   Janus Henderson Research Portfolio -- Service Shares /(1)/

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares /(1)/
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares /(1)/
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Real Estate Securities V.I.S. Fund -- Class 1 Shares /(1)/
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares /(1)/
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 3 Shares /(1)/
   U.S. Equity V.I.S. Fund -- Class 1 Shares /(1)/
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 29, 2016 (inception) to December 31, 2016.

Columbia Funds Variable Series Trust II
   Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to May 19, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to May 19, 2017 (closure) and the year ended December 31, 2016.

JPMorgan Insurance Trust
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to April 28, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to April 28, 2017 (closure) and the year ended December 31, 2016.

State Street Variable Insurance Series Funds, Inc.
   Core Value Equity V.I.S. Fund -- Class 1 Shares /(1)/

/(1)/See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2017


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                                          Strategy      Growth       Income        Value
                                          Consolidated  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                             Total        Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $5,580,247,779  $15,314,078   $5,052,101  $44,852,970   $37,414,098
Dividend receivable                             868,122           --           --           --            --
Receivable for units sold                        85,644           --           --           --            --
Total assets                              5,581,201,545   15,314,078    5,052,101   44,852,970    37,414,098

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       255,474          752          221        1,904         1,746
Payable for units withdrawn                   2,524,606        4,086          508        3,867        11,743
Total liabilities                             2,780,080        4,838          729        5,771        13,489

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       4,978,788,857   13,925,903    5,044,968   44,607,018    35,789,351
Variable annuity contract owners in the
annuitization period                        599,632,608    1,383,337        6,404      240,181     1,611,258
Net assets                               $5,578,421,465  $15,309,240   $5,051,372  $44,847,199   $37,400,609

Investments in securities at cost        $4,848,266,317  $14,503,720   $3,743,737  $31,607,154   $31,566,253
Shares outstanding                                         1,305,548      172,721    1,364,141     2,316,662





                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco          Invesco
                                               V.I.            V.I.             V.I.            V.I.           Invesco
                                              Global        Government     International       Managed          V.I.
                                           Real Estate      Securities         Growth        Volatility      Technology
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series I shares
--------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $238,583          $5,586      $51,660,000             $--             $--
Dividend receivable                                    --              --               --              --              --
Receivable for units sold                              --              --               --              --              --
Total assets                                      238,583           5,586       51,660,000              --              --

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              12              --            2,383              --              --
Payable for units withdrawn                             8               1           10,764              --              --
Total liabilities                                      20               1           13,147              --              --

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               158,883           5,585       49,541,941              --              --
Variable annuity contract owners in the
annuitization period                               79,680              --        2,104,912              --              --
Net assets                                       $238,563          $5,585      $51,646,853             $--             $--

Investments in securities at cost                $223,596          $5,799      $42,747,876             $--             $--
Shares outstanding                                 14,151             490        1,313,501              --              --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $22,322,164     $6,564,952       $22,479,960       $5,477,088      $29,347,602     $94,293,944      $21,686,896
          --             --                --               --               --              --               --
          --             --                --               --               --              --               --
  22,322,164      6,564,952        22,479,960        5,477,088       29,347,602      94,293,944       21,686,896

         937            283               937              232            1,263           4,472            1,125
       1,355            500               855              168            5,645          38,611            1,332
       2,292            783             1,792              400            6,908          43,083            2,457

  22,296,027      6,534,615        22,473,252        5,460,807       29,305,563      88,962,342       20,969,473
      23,845         29,554             4,916           15,881           35,131       5,288,519          714,966
 $22,319,872     $6,564,169       $22,478,168       $5,476,688      $29,340,694     $94,250,861      $21,684,439

 $17,503,224     $6,618,411       $20,313,305       $2,994,135      $21,306,964     $90,092,236      $18,661,243
     415,683        410,310           356,995           90,084        1,428,802       2,567,918        1,144,427

  AIM Variable
 Insurance Funds       American
(Invesco Variable       Century                                                     BlackRock
Insurance Funds)       Variable                                                  Variable Series
   (continued)    Portfolios II, Inc. American Century Variable Portfolios, Inc.   Funds, Inc.
-------------------------------------------------------------------------------------------------
     Invesco                                                                        BlackRock
      V.I.                VP             VP                                         Advantage
      Value            Inflation      Income &        VP          VP       VP       U.S. Total
  Opportunities       Protection       Growth    International Ultra(R)   Value       Market
     Fund --            Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --
Series II shares       Class II       Class I       Class I    Class I   Class I Class III Shares
-------------------------------------------------------------------------------------------------

       $5,483,178         $37,624,751 $589,385        $621,344  $44,382  $68,957       $4,576,642
               --                  --       --              --       --       --               --
               --                  --       --              --       --       --               --
        5,483,178          37,624,751  589,385         621,344   44,382   68,957        4,576,642

              238               1,790       31              30       (7)       2              197
              654               7,464       28              22       --       --            7,705
              892               9,254       59              52       (7)       2            7,902

        5,467,896          35,360,072  392,920         463,927   44,389   68,955        4,563,027
           14,390           2,255,425  196,406         157,365       --       --            5,713
       $5,482,286         $37,615,497 $589,326        $621,292  $44,389  $68,955       $4,568,740

       $5,320,163         $38,638,363 $481,404        $475,599  $27,662  $42,559       $4,447,442
          725,288           3,685,088   55,031          51,013    2,295    6,151          244,218

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                                                                              Columbia Funds Variable
                                         BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         -------------------------------------------------- ----------------------------
                                                                              BlackRock        Columbia
                                            BlackRock        BlackRock        Large Cap        Variable      Variable
                                              Basic            Global           Focus        Portfolio --  Portfolio --
                                              Value          Allocation         Growth          Select     Loomis Sayles
                                               V.I.             V.I.             V.I.       International     Growth
                                             Fund --          Fund --          Fund --      Equity Fund --    Fund --
                                         Class III Shares Class III Shares Class III Shares    Class 2        Class 1
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $35,757,403     $274,548,196       $4,129,825    $16,659,259   $63,503,818
Dividend receivable                                    --               --               --             --            --
Receivable for units sold                              --               --               --             --            --
Total assets                                   35,757,403      274,548,196        4,129,825     16,659,259    63,503,818

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           1,672           13,840              189            703         2,939
Payable for units withdrawn                        11,507           28,656               --          1,267         2,271
Total liabilities                                  13,179           42,496              189          1,970         5,210

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            34,174,331      253,642,105        4,129,636     16,605,814    60,887,036
Variable annuity contract owners in the
annuitization period                            1,569,893       20,863,595               --         51,475     2,611,572
Net assets                                    $35,744,224     $274,505,700       $4,129,636    $16,657,289   $63,498,608

Investments in securities at cost             $32,869,520     $255,741,226       $3,937,711    $13,915,152   $50,292,142
Shares outstanding                              2,309,910       18,500,552          287,592      1,066,534     2,174,788

                                                               Federated Insurance Series
                                         ----------------------------------------------------------------------
                                           Federated      Federated
                                              High           High                       Federated
                                             Income         Income       Federated       Managed     Federated
                                              Bond           Bond         Kaufmann      Tail Risk     Managed
                                           Fund II --     Fund II --     Fund II --     Fund II --   Volatility
                                         Primary Shares Service Shares Service Shares Primary Shares  Fund II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $11,432,831    $13,105,841    $18,983,377     $5,072,360 $5,725,545
Dividend receivable                                  --             --             --             --         --
Receivable for units sold                           649             17             --             --         --
Total assets                                 11,433,480     13,105,858     18,983,377      5,072,360  5,725,545

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           457            554            812            203        227
Payable for units withdrawn                          --             --         10,601         14,612      8,351
Total liabilities                                   457            554         11,413         14,815      8,578

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          11,403,418     13,080,401     18,920,744      5,012,820  5,661,296
Variable annuity contract owners in the
annuitization period                             29,605         24,903         51,220         44,725     55,671
Net assets                                  $11,433,023    $13,105,304    $18,971,964     $5,057,545 $5,716,967

Investments in securities at cost           $11,235,179    $12,783,111    $15,293,976     $5,585,682 $5,049,134
Shares outstanding                            1,676,368      1,933,015      1,039,615        966,164    530,143

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

   Deutsche
   Variable                                                                              Eaton Vance
   Series I     Deutsche Variable Series II                   Dreyfus                   Variable Trust
------------------------------------------------------------------------------------------------------
                                                Dreyfus       Dreyfus     The Dreyfus
                                 Deutsche      Investment     Variable    Sustainable
   Deutsche                       Small        Portfolios    Investment       U.S.
   Capital        Deutsche       Mid Cap         MidCap       Fund --        Equity           VT
    Growth        CROCI(R)        Value          Stock       Government    Portfolio,   Floating-Rate
    VIP --      U.S. VIP --       VIP --      Portfolio --  Money Market    Inc. --         Income
Class B Shares Class B Shares Class B Shares Initial Shares  Portfolio   Initial Shares      Fund
------------------------------------------------------------------------------------------------------

       $10,068        $49,933        $11,998       $111,996   $1,045,147     $6,375,646    $46,898,717
            --             --             --             --          422             --        135,408
            --             --             --             --           --             --             --
        10,068         49,933         11,998        111,996    1,045,569      6,375,646     47,034,125

            --              3              1              4           48            269          2,073
             1             --              1             --       58,874             --          3,590
             1              3              2              4       58,922            269          5,663

        10,067         49,930         11,996        111,992      986,647      6,375,377     45,800,500
            --             --             --             --           --             --      1,227,962
       $10,067        $49,930        $11,996       $111,992     $986,647     $6,375,377    $47,028,462

        $7,425        $39,626         $9,222        $82,043   $1,045,147     $5,117,485    $46,608,389
           327          2,995            672          4,964    1,045,147        158,322      5,059,193

                              Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------
                                                                                  VIP
     VIP            VIP                                                         Dynamic
    Asset          Asset            VIP            VIP            VIP           Capital          VIP
 Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class
---------------------------------------------------------------------------------------------------------

  $44,420,632      $6,060,899     $68,646,893  $106,252,503    $149,153,206      $2,466,152   $83,709,059
           --              --              --            --              --              --            --
           --              --              --            --           3,413              --            --
   44,420,632       6,060,899      68,646,893   106,252,503     149,156,619       2,466,152    83,709,059

        1,494             309           3,510         4,193           6,575             104         3,172
       99,866             501           1,842       102,361              --             170       119,930
      101,360             810           5,352       106,554           6,575             274       123,102

   43,798,077       5,993,888      64,957,925   105,967,990     146,134,791       2,461,241    83,144,105
      521,195          66,201       3,683,616       177,959       3,015,253           4,637       441,852
  $44,319,272      $6,060,089     $68,641,541  $106,145,949    $149,150,044      $2,465,878   $83,585,957

  $43,293,782      $5,865,080     $58,701,959   $76,186,248    $116,574,323      $1,898,324   $74,590,448
    2,916,653         407,867       3,745,057     2,800,540       4,025,728         175,527     3,503,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                  Fidelity(R) Variable Insurance Products Fund (continued)
                                         ---------------------------------------------------------------------------
                                                              VIP            VIP            VIP            VIP
                                               VIP         Growth &       Growth &        Growth         Growth
                                          Equity-Income     Income         Income      Opportunities  Opportunities
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
--------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $77,539,402   $21,217,061     $18,987,640   $10,238,108      $3,877,782
Dividend receivable                                   --            --              --            --              --
Receivable for units sold                             --            --              --            --              --
Total assets                                  77,539,402    21,217,061      18,987,640    10,238,108       3,877,782

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          3,474           834             823           408             108
Payable for units withdrawn                       17,709            62           1,282           421           1,100
Total liabilities                                 21,183           896           2,105           829           1,208

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           75,920,728    21,176,167      18,974,359    10,228,225       3,876,574
Variable annuity contract owners in the
annuitization period                           1,597,491        39,998          11,176         9,054              --
Net assets                                   $77,518,219   $21,216,165     $18,985,535   $10,237,279      $3,876,574

Investments in securities at cost            $69,541,730   $14,252,880     $14,326,887    $6,765,980      $3,249,728
Shares outstanding                             3,325,017       934,261         854,529       283,761         108,957

                                                    Franklin Templeton Variable Insurance Products Trust
                                         --------------------------------------------------------------------------
                                            Franklin
                                            Founding                      Franklin       Franklin
                                             Funds         Franklin      Large Cap        Mutual       Templeton
                                           Allocation       Income         Growth         Shares        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $70,045,106   $298,944,303       $176,099    $15,620,276     $7,395,739
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --             --             --             --
Total assets                                 70,045,106    298,944,303        176,099     15,620,276      7,395,739

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,644         16,216              7            661            297
Payable for units withdrawn                      20,278         32,413             --          1,430         42,847
Total liabilities                                23,922         48,629              7          2,091         43,144

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          60,336,246    274,761,221        176,092     15,549,832      7,352,595
Variable annuity contract owners in the
annuitization period                          9,684,938     24,134,453             --         68,353             --
Net assets                                  $70,021,184   $298,895,674       $176,092    $15,618,185     $7,352,595

Investments in securities at cost           $69,299,315   $279,246,723       $145,660    $13,160,699     $6,845,527
Shares outstanding                            9,478,363     18,487,588          8,599        767,204        468,085

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                        Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                    VIP                                                         VIP
     VIP            VIP         Investment         VIP            VIP            VIP           Value
   Growth         Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------

  $62,576,773     $21,411,567    $121,547,186       $13,290    $129,583,258   $17,839,932      $2,609,239
           --              --              --            --              --            --              --
           --              --           3,915            --              --            --              --
   62,576,773      21,411,567     121,551,101        13,290     129,583,258    17,839,932       2,609,239

        2,326             912           5,790            --           5,735           662             109
       78,744           1,214              --             1           9,146       224,776               1
       81,070           2,126           5,790             1          14,881       225,438             110

   62,150,166      21,365,326     114,253,092        13,289     126,729,793    17,529,555       2,589,831
      345,537          44,115       7,292,219            --       2,838,584        84,939          19,298
  $62,495,703     $21,409,441    $121,545,311       $13,289    $129,568,377   $17,614,494      $2,609,129

  $35,458,749     $14,914,551    $123,381,414       $10,586    $106,671,036   $13,745,160      $2,329,623
      845,061         293,873       9,731,560           341       3,429,036       780,058         181,449

Franklin Templeton Variable Insurance Products Trust                                               JPMorgan
                (continued)                            Goldman Sachs Variable Insurance Trust   Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                                        Goldman        Goldman       Goldman       JPMorgan
                    Templeton         Templeton          Sachs          Sachs       Sachs Mid      Insurance
  Templeton           Global            Growth         Government     Large Cap     Cap Value        Trust
   Foreign           Bond VIP            VIP          Money Market  Value Fund --    Fund --       Core Bond
 VIP Fund --         Fund --           Fund --          Fund --     Institutional Institutional  Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares    Shares        Shares         Class 1
---------------------------------------------------------------------------------------------------------------

      $681,879        $5,797,359       $11,559,640     $125,433,284    $7,079,952   $39,939,598      $3,406,371
            --                --                --           89,256            --            --              --
            --                --                --               --            31            --             173
       681,879         5,797,359        11,559,640      125,522,540     7,079,983    39,939,598       3,406,544

            33               213               495            5,401           283         1,631             171
            52                54             1,603          568,529            --         3,705              --
            85               267             2,098          573,930           283         5,336             171

       521,811         5,729,513        11,461,953      124,496,809     7,042,278    39,791,829       2,339,321
       159,983            67,579            95,589          451,801        37,422       142,433       1,067,052
      $681,794        $5,797,092       $11,557,542     $124,948,610    $7,079,700   $39,934,262      $3,406,373

      $626,527        $6,046,762        $9,474,653     $125,433,284    $8,169,654   $35,706,134      $3,459,735
        44,077           337,841           723,835      125,433,284       781,452     2,360,496         311,369

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                   Janus Aspen
                                                   JPMorgan Insurance Trust (continued)              Series
                                         -------------------------------------------------------- -------------
                                            JPMorgan       JPMorgan       JPMorgan     JPMorgan       Janus
                                           Insurance    Insurance Trust  Insurance    Insurance     Henderson
                                         Trust Intrepid     Mid Cap     Trust Small     Trust       Balanced
                                            Mid Cap          Value        Cap Core   U.S. Equity  Portfolio --
                                          Portfolio --   Portfolio --   Portfolio -- Portfolio -- Institutional
                                            Class 1         Class 1       Class 1      Class 1       Shares
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $--        $294,985     $208,080   $1,128,747   $72,905,662
Dividend receivable                                  --              --           --           --            --
Receivable for units sold                            --               2           12           --            --
Total assets                                         --         294,987      208,092    1,128,747    72,905,662

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                            --              15           11           58         2,856
Payable for units withdrawn                          --              --           --           71        64,083
Total liabilities                                    --              15           11          129        66,939

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  --         216,290      129,837      735,002    72,518,331
Variable annuity contract owners in the
annuitization period                                 --          78,682       78,244      393,616       320,392
Net assets                                          $--        $294,972     $208,081   $1,128,618   $72,838,723

Investments in securities at cost                   $--        $253,543     $158,345     $755,511   $55,430,869
Shares outstanding                                   --          24,935        8,115       34,806     2,067,073

                                                              Janus Aspen Series (continued)
                                         ------------------------------------------------------------------------
                                             Janus          Janus          Janus                        Janus
                                           Henderson      Henderson      Henderson       Janus        Henderson
                                             Global         Global       Overseas      Henderson      Research
                                            Research      Technology   Portfolio --     Overseas    Portfolio --
                                          Portfolio --   Portfolio --  Institutional  Portfolio --  Institutional
                                         Service Shares Service Shares    Shares     Service Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $3,698,464     $8,400,758   $23,694,682     $2,611,318   $43,887,513
Dividend receivable                                  --             --            --             --            --
Receivable for units sold                            --             --            --             --            --
Total assets                                  3,698,464      8,400,758    23,694,682      2,611,318    43,887,513

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           158            341           944            110         1,709
Payable for units withdrawn                          15          1,828        41,793             24        22,601
Total liabilities                                   173          2,169        42,737            134        24,310

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           3,684,924      8,337,357    23,556,624      2,611,184    43,688,988
Variable annuity contract owners in the
annuitization period                             13,367         61,232        95,321             --       174,215
Net assets                                   $3,698,291     $8,398,589   $23,651,945     $2,611,184   $43,863,203

Investments in securities at cost            $2,215,947     $5,285,610   $27,780,629     $2,566,871   $30,189,437
Shares outstanding                               73,719        726,709       740,922         84,949     1,202,068

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                   Janus                        Janus                                                Janus
    Janus        Henderson       Janus        Henderson         Janus              Janus           Henderson
  Henderson     Enterprise     Henderson    Flexible Bond     Henderson          Henderson      Global Research
   Balanced    Portfolio --    Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --
 Portfolio --  Institutional  Portfolio --  Institutional   Institutional         Service        Institutional
Service Shares    Shares     Service Shares    Shares           Shares             Shares           Shares
---------------------------------------------------------------------------------------------------------------

  $107,703,044   $48,718,041     $5,538,498   $11,661,742        $35,599,845        $12,868,655     $44,035,800
            --            --             --            --                 --                 --              --
            --            --             --            --                 --                 38              --
   107,703,044    48,718,041      5,538,498    11,661,742         35,599,845         12,868,693      44,035,800

         5,281         1,916            234           461              1,443                546           1,685
        25,743       165,975             73         8,152             16,376                 --          47,503
        31,024       167,891            307         8,613             17,819                546          49,188

   102,609,035    48,305,587      5,538,191    11,599,214         35,309,829         12,801,887      43,762,358
     5,062,985       244,563             --        53,915            272,197             66,260         224,254
  $107,672,020   $48,550,150     $5,538,191   $11,653,129        $35,582,026        $12,868,147     $43,986,612

   $84,653,101   $28,890,701     $3,508,635   $12,118,244        $29,703,669        $11,607,268     $26,557,645
     2,903,830       689,569         83,073       997,583            895,368            340,081         860,074

 Janus Aspen
    Series
 (continued)        Legg Mason Partners Variable Equity Trust      MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------
               ClearBridge  ClearBridge  ClearBridge  ClearBridge
    Janus        Variable     Variable     Variable     Variable       MFS(R)         MFS(R) New
  Henderson     Aggressive    Dividend     Dividend    Large Cap      Investors       Discovery
   Research       Growth      Strategy     Strategy      Value     Trust Series --    Series --
 Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --     Service         Service
Service Shares   Class II     Class I      Class II     Class I     Class Shares     Class Shares
--------------------------------------------------------------------------------------------------

    $3,614,059   $6,235,961   $4,990,949   $9,961,561  $17,020,270      $5,957,014    $14,589,312
            --           --           --           --           --              --             --
            --           --           --           --           --              --             --
     3,614,059    6,235,961    4,990,949    9,961,561   17,020,270       5,957,014     14,589,312

           155          270          200          489          722             254            623
            21          156           --           --       29,432              21          3,230
           176          426          200          489       30,154             275          3,853

     3,611,671    6,235,535    4,986,161    9,679,948   16,983,383       5,947,315     14,577,124
         2,212           --        4,588      281,124        6,733           9,424          8,335
    $3,613,883   $6,235,535   $4,990,749   $9,961,072  $16,990,116      $5,956,739    $14,585,459

    $2,461,437   $5,869,779   $3,405,399   $7,413,896  $14,371,589      $4,246,034    $12,238,668
       101,291      232,859      250,048      497,580      794,226         200,640        785,639

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                     Oppenheimer
                                         MFS(R) Variable Insurance Trust MFS(R) Variable Insurance    Variable
                                                (continued)                       Trust II          Account Funds
                                         ------------------------------- -------------------------- -------------
                                                                            MFS(R)
                                                                         Massachusetts    MFS(R)     Oppenheimer
                                            MFS(R)          MFS(R)         Investors    Strategic      Capital
                                         Total Return     Utilities      Growth Stock     Income    Appreciation
                                          Series --       Series --      Portfolio --  Portfolio --  Fund/VA --
                                           Service         Service          Service      Service     Non-Service
                                         Class Shares    Class Shares    Class Shares  Class Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)       $46,835,898     $15,294,208       $8,292,209      $28,761   $28,783,383
Dividend receivable                                --              --               --           --            --
Receivable for units sold                          --              --               --           --            --
Total assets                               46,835,898      15,294,208        8,292,209       28,761    28,783,383

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       2,434             646              360            1         1,110
Payable for units withdrawn                     5,324             414              145           --         2,136
Total liabilities                               7,758           1,060              505            1         3,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                        44,664,053      15,273,018        8,074,179       28,760    28,682,417
Variable annuity contract owners in the
annuitization period                        2,164,087          20,130          217,525           --        97,720
Net assets                                $46,828,140     $15,293,148       $8,291,704      $28,760   $28,780,137

Investments in securities at cost         $39,930,272     $13,919,903       $7,735,536      $28,624   $22,442,269
Shares outstanding                          1,928,991         527,750          451,154        2,950       516,757

                                         Oppenheimer Variable Account Funds (continued) PIMCO Variable Insurance Trust
                                         ---------------------------------------------- ------------------------------
                                                                          Oppenheimer                     Foreign
                                                           Oppenheimer    Total Return                 Bond Portfolio
                                          Oppenheimer      Main Street        Bond       All Asset      (U.S. Dollar
                                          Main Street       Small Cap      Fund/VA --   Portfolio --     Hedged) --
                                           Fund/VA --     Fund(R)/VA --   Non-Service     Advisor      Administrative
                                         Service Shares   Service Shares     Shares     Class Shares    Class Shares
----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $109,419,592      $44,263,417    $9,655,777    $7,232,087       $2,311,539
Dividend receivable                                  --               --            --            --            1,615
Receivable for units sold                         1,154               --         4,819            --              223
Total assets                                109,420,746       44,263,417     9,660,596     7,232,087        2,313,377

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         5,136            2,043           377           310               99
Payable for units withdrawn                          --              366            --           181               --
Total liabilities                                 5,136            2,409           377           491               99

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         103,776,254       42,636,761     9,566,795     7,231,596        2,291,622
Variable annuity contract owners in the
annuitization period                          5,639,356        1,624,247        93,424            --           21,656
Net assets                                 $109,415,610      $44,261,008    $9,660,219    $7,231,596       $2,313,278

Investments in securities at cost           $83,692,436      $35,905,946   $10,380,072    $7,122,079       $2,235,652
Shares outstanding                            3,429,006        1,741,283     1,233,177       659,260          214,230

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Oppenheimer Variable Account Funds (continued)
-------------------------------------------------------------------------------------------------------
               Oppenheimer                  Oppenheimer                                  Oppenheimer
 Oppenheimer   Conservative  Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic
   Capital       Balanced    Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income
 Appreciation   Fund/VA --     Balanced     Fund/VA --     Cap Growth       Global        Fund/VA--
  Fund/VA --   Non-Service    Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service
Service Shares    Shares    Service Shares    Shares     Service Shares Service Shares      Shares
-------------------------------------------------------------------------------------------------------

    $4,646,009  $10,842,213    $20,730,270   $24,387,570     $8,383,558    $85,413,000       $3,419,832
            --           --             --            --             --             --               --
            --           --         32,864            --             --             --               --
     4,646,009   10,842,213     20,763,134    24,387,570      8,383,558     85,413,000        3,419,832

           194          406          1,082           909            360          3,826              131
           476       59,070             --           111             40         25,985            9,384
           670       59,476          1,082         1,020            400         29,811            9,515

     4,645,339   10,657,678     19,339,248    24,176,930      8,383,158     83,251,842        3,354,842
            --      125,059      1,422,804       209,620             --      2,131,347           55,475
    $4,645,339  $10,782,737    $20,762,052   $24,386,550     $8,383,158    $85,383,189       $3,410,317

    $3,849,205   $9,716,607    $17,842,378   $16,476,144     $7,319,399    $61,278,363       $3,585,824
        84,642      681,044      1,319,559       289,604        104,965      1,821,950          666,634

                                                            Rydex Variable State Street Variable Insurance Series
        PIMCO Variable Insurance Trust (continued)              Trust               Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
                 Long-Term
                    U.S.           Low           Total
  High Yield     Government      Duration        Return                      Core Value
 Portfolio --   Portfolio --   Portfolio --   Portfolio --                     Equity              Income
Administrative Administrative Administrative Administrative   NASDAQ --    V.I.S. Fund --      V.I.S. Fund --
 Class Shares   Class Shares   Class Shares   Class Shares   100(R) Fund   Class 1 Shares      Class 1 Shares
-----------------------------------------------------------------------------------------------------------------

   $43,687,816    $34,608,846    $43,400,718   $218,730,663     $5,428,342            $--         $18,445,568
       181,058         67,641         42,323        350,399             --             --                  --
            --             --          4,820             --             --             --                  --
    43,868,874     34,676,487     43,447,861    219,081,062      5,428,342             --          18,445,568

         1,972          1,562          2,026          9,919            227             --                 758
        33,789         23,448             --          8,071          1,205             --                  26
        35,761         25,010          2,026         17,990          1,432             --                 784

    42,636,621     33,578,527     42,272,238    211,641,956      5,426,910             --          18,399,104
     1,196,492      1,072,950      1,173,597      7,421,116             --             --              45,680
   $43,833,113    $34,651,477    $43,445,835   $219,063,072     $5,426,910            $--         $18,444,784

   $42,717,599    $35,476,332    $43,930,791   $220,881,802     $4,338,087            $--         $18,615,790
     5,551,184      2,825,212      4,238,351     19,993,662        140,267             --           1,605,358

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                               State Street Variable Insurance Series Funds, Inc. (continued)
                                         --------------------------------------------------------------------------
                                            Premier
                                             Growth      Real Estate     S&P 500(R)     Small-Cap        Total
                                             Equity       Securities       Index          Equity         Return
                                             V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
                                            Fund --        Fund --        Fund --        Fund --        Fund --
                                         Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $30,382,609    $49,372,514   $158,942,041    $34,986,614   $841,621,920
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --         33,514             --             --             --
Total assets                                 30,382,609     49,406,028    158,942,041     34,986,614    841,621,920

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,276          2,126          6,520          1,487         37,850
Payable for units withdrawn                       7,365             --         98,990          3,086         73,698
Total liabilities                                 8,641          2,126        105,510          4,573        111,548

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          30,191,087     48,353,709    158,344,115     34,906,292    444,177,496
Variable annuity contract owners in the
annuitization period                            182,881      1,050,193        492,416         75,749    397,332,876
Net assets                                  $30,373,968    $49,403,902   $158,836,531    $34,982,041   $841,510,372

Investments in securities at cost           $25,764,688    $52,726,905   $100,117,742    $32,413,511   $754,518,245
Shares outstanding                              306,184      4,007,509      3,604,945      2,375,194     42,207,719

                                           The Prudential Series Fund     Wells Fargo
                                                   (continued)           Variable Trust
                                         ------------------------------- --------------
                                                          SP Prudential   Wells Fargo
                                               SP             U.S.             VT
                                          International     Emerging         Omega
                                             Growth          Growth          Growth
                                          Portfolio --    Portfolio --      Fund --
                                         Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $891         $17,576     $8,040,501
Dividend receivable                                   --              --             --
Receivable for units sold                             --              --             --
Total assets                                         891          17,576      8,040,501

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             --               1            338
Payable for units withdrawn                           --              --          9,908
Total liabilities                                     --               1         10,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  891          17,575      8,030,255
Variable annuity contract owners in the
annuitization period                                  --              --             --
Net assets                                          $891         $17,575     $8,030,255

Investments in securities at cost                   $803          $8,055     $7,227,708
Shares outstanding                                   114           1,260        288,087

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

State Street Variable Insurance Series
   Funds, Inc. (continued)                   The Alger Portfolios                  The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------
    Total                U.S.               Alger            Alger          Jennison
    Return              Equity            Large Cap        Small Cap          20/20                          Natural
    V.I.S.              V.I.S.              Growth           Growth           Focus         Jennison        Resources
   Fund --             Fund --           Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares Class I-2 Shares Class II Shares Class II Shares Class II Shares
------------------------------------------------------------------------------------------------------------------------

  $615,804,544         $23,913,794          $28,031,078      $20,024,933      $6,143,485      $5,576,047     $34,452,187
            --                  --                   --               --              --              --              --
            --                  --                   --               --              --              --              --
   615,804,544          23,913,794           28,031,078       20,024,933       6,143,485       5,576,047      34,452,187

        32,336               1,005                1,127              801             263             237           1,606
       110,365               4,525                   94              551             527              42          53,103
       142,701               5,530                1,221            1,352             790             279          54,709

   546,522,425          23,435,981           27,889,838       19,887,726       6,142,695       5,566,793      32,780,710
    69,139,418             472,283              140,019          135,855              --           8,975       1,616,768
  $615,661,843         $23,908,264          $28,029,857      $20,023,581      $6,142,695      $5,575,768     $34,397,478

  $540,165,118         $20,603,165          $22,043,987      $19,985,153      $3,305,982      $3,843,849     $34,131,293
    30,976,084             541,036              455,050          829,190         205,605          93,904       1,322,033

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                                       --------------------------------------------------------
                                                            AB            AB
                                                         Balanced       Global          AB            AB
                                                          Wealth       Thematic     Growth and   International
                                                         Strategy       Growth        Income         Value
                                         Consolidated  Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                            Total        Class B       Class B       Class B        Class B
                                         ------------  ------------  ------------  ------------  -------------
                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,  December 31,
                                             2017          2017          2017          2017          2017
---------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends              $89,722,522      $276,856       $12,314      $543,319       $703,433
Mortality and expense risk and
administrative charges (note 4a)           93,659,206       277,175        64,010       668,420        828,578
Net investment income (expense)            (3,936,684)         (319)      (51,696)     (125,101)      (125,145)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                  134,856,786       (30,854)      203,077     2,953,505      3,622,193
Change in unrealized appreciation
(depreciation)                            435,023,403     1,876,473       952,642       153,131      7,032,431
Capital gain distributions                147,665,651       126,002            --     3,763,756             --
Net realized and unrealized gain (loss)
on investments                            717,545,840     1,971,621     1,155,719     6,870,392     10,654,624

Increase (decrease) in net assets from
operations                               $713,609,156    $1,971,302    $1,104,023    $6,745,291    $10,529,479





                                             AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------------
                                             Invesco          Invesco          Invesco           Invesco
                                               V.I.            V.I.              V.I.             V.I.           Invesco
                                              Global        Government      International        Managed          V.I.
                                           Real Estate      Securities          Growth         Volatility      Technology
                                             Fund --          Fund --          Fund --           Fund --         Fund --
                                         Series II shares Series I shares  Series II shares  Series I shares Series I shares
                                         ---------------- ---------------  ----------------  --------------- ---------------
                                            Year Ended      Year Ended        Year Ended       Year Ended      Year Ended
                                           December 31,    December 31,      December 31,     December 31,    December 31,
                                               2017            2017              2017             2017            2017
----------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $7,365            $115          $631,687              $--             $--
Mortality and expense risk and
administrative charges (note 4a)                    4,548              40           792,910               --              --
Net investment income (expense)                     2,817              75          (161,223)              --              --

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            3,766              (1)        1,460,137               --              --
Change in unrealized appreciation
(depreciation)                                     14,822             (13)        7,456,114               --              --
Capital gain distributions                          4,013              --                --               --              --
Net realized and unrealized gain (loss)
on investments                                     22,601             (14)        8,916,251               --              --

Increase (decrease) in net assets from
operations                                        $25,418             $61        $8,755,028              $--             $--

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2017          2017           2017              2017              2017             2017              2017
-------------------------------------------------------------------------------------------------------------------

         $--           $--          $15,654               $--          $553,441         $979,265          $314,022

     315,695        92,323          188,065            79,258           746,421        1,617,269           402,123
    (315,695)      (92,323)        (172,411)          (79,258)         (192,980)        (638,004)          (88,101)

     789,156      (305,147)         443,287           279,258         6,555,646          731,816           415,575
   3,682,992     2,036,054          418,223           511,408        (3,671,387)       5,144,656         1,077,645
   1,192,055            --        1,526,786           413,919         1,212,461        4,905,132           392,210
   5,664,203     1,730,907        2,388,296         1,204,585         4,096,720       10,781,604         1,885,430

  $5,348,508    $1,638,584       $2,215,885        $1,125,327        $3,903,740      $10,143,600        $1,797,329

  AIM Variable
 Insurance Funds        American
(Invesco Variable        Century                                                                  BlackRock
Insurance Funds)        Variable                                                               Variable Series
   (continued)     Portfolios II, Inc.        American Century Variable Portfolios, Inc.         Funds, Inc.
----------------------------------------------------------------------------------------------------------------
     Invesco                                                                                      BlackRock
      V.I.                 VP                VP                                                   Advantage
      Value             Inflation         Income &        VP             VP            VP         U.S. Total
  Opportunities        Protection          Growth    International    Ultra(R)       Value          Market
     Fund --             Fund --          Fund --       Fund --       Fund --       Fund --      V.I. Fund --
Series II shares        Class II          Class I       Class I       Class I       Class I    Class III Shares
----------------------------------------------------------------------------------------------------------------
   Year Ended          Year Ended        Year Ended   Year Ended     Year Ended    Year Ended     Year Ended
  December 31,        December 31,      December 31, December 31,   December 31,  December 31,   December 31,
      2017                2017              2017         2017           2017          2017           2017
----------------------------------------------------------------------------------------------------------------

             $827             $999,952       $14,952        $4,877          $182        $1,110          $41,925

           86,381              675,321        12,110        10,596           876           978           76,315
          (85,554)             324,631         2,842        (5,719)         (694)          132          (34,390)

          (92,883)            (316,675)       35,220        30,842         4,421         1,447          384,333
          969,564              726,409        53,781       127,547         6,149         3,072         (960,764)
               --                   --        17,429            --         2,308            --        1,139,347
          876,681              409,734       106,430       158,389        12,878         4,519          562,916

         $791,127             $734,365      $109,272      $152,670       $12,184        $4,651         $528,526

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                        BlackRock Variable Series Funds, Inc. (continued)
                                                      -----------------------------------------------------
                                                                                             BlackRock
                                                         BlackRock         BlackRock         Large Cap
                                                           Basic             Global            Focus
                                                           Value           Allocation          Growth
                                                            V.I.              V.I.              V.I.
                                                          Fund --           Fund --           Fund --
                                                      Class III Shares  Class III Shares  Class III Shares
                                                      ----------------  ----------------  ----------------
                                                         Year Ended        Year Ended        Year Ended
                                                        December 31,      December 31,      December 31,
                                                            2017              2017              2017
------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                  $425,188        $3,461,469              $144

Mortality and expense risk and administrative charges
(note 4a)                                                      719,300         5,167,649            53,082
Net investment income (expense)                               (294,112)       (1,706,180)          (52,938)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     1,508,241         2,108,688           117,033
Change in unrealized appreciation
(depreciation)                                                (812,724)       27,565,058            74,788
Capital gain distributions                                   1,386,547         3,154,966           661,700
Net realized and unrealized gain (loss)
on investments                                               2,082,064        32,828,712           853,521

Increase (decrease) in net assets from
operations                                                  $1,787,952       $31,122,532          $800,583

                                                      Columbia Funds Variable Series
                                                                Trust II
                                                      -----------------------------
                                                         Columbia
                                                         Variable       Variable
                                                       Portfolio --   Portfolio --
                                                          Select      Loomis Sayles
                                                      International      Growth
                                                      Equity Fund --     Fund --
                                                         Class 2         Class 1
                                                      --------------  -------------
                                                        Year Ended     Year Ended
                                                       December 31,   December 31,
                                                           2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $294,358            $--

Mortality and expense risk and administrative charges
(note 4a)                                                    250,216        840,057
Net investment income (expense)                               44,142       (840,057)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     294,450      2,354,943
Change in unrealized appreciation
(depreciation)                                             3,185,521     12,269,071
Capital gain distributions                                        --             --
Net realized and unrealized gain (loss)
on investments                                             3,479,971     14,624,014

Increase (decrease) in net assets from
operations                                                $3,524,113    $13,783,957

                                                                               Federated Insurance Series
                                                      ---------------------------------------------------------------
                                                        Federated       Federated
                                                           High            High                         Federated
                                                          Income          Income        Federated        Managed
                                                           Bond            Bond          Kaufmann       Tail Risk
                                                        Fund II --      Fund II --      Fund II --      Fund II --
                                                      Primary Shares  Service Shares  Service Shares  Primary Shares
                                                      --------------  --------------  --------------  --------------
                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                       December 31,    December 31,    December 31,    December 31,
                                                           2017            2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $802,158        $954,917             $--         $85,701

Mortality and expense risk and administrative charges
(note 4a)                                                    172,915         216,710         287,010          75,828
Net investment income (expense)                              629,243         738,207        (287,010)          9,873

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      31,945          54,399         452,975        (144,286)
Change in unrealized appreciation
(depreciation)                                               (24,919)        (90,227)      2,058,351         598,990
Capital gain distributions                                        --              --       2,087,781              --
Net realized and unrealized gain (loss)
on investments                                                 7,026         (35,828)      4,599,107         454,704

Increase (decrease) in net assets from
operations                                                  $636,269        $702,379      $4,312,097        $464,577

                                                      -------------


                                                       Federated
                                                        Managed
                                                       Volatility
                                                        Fund II
                                                      ------------
                                                       Year Ended
                                                      December 31,
                                                          2017
------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $228,469

Mortality and expense risk and administrative charges
(note 4a)                                                   82,316
Net investment income (expense)                            146,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    54,941
Change in unrealized appreciation
(depreciation)                                             665,679
Capital gain distributions                                      --
Net realized and unrealized gain (loss)
on investments                                             720,620

Increase (decrease) in net assets from
operations                                                $866,773

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Deutsche Variable                                                                                     Eaton Vance
    Series I         Deutsche Variable Series II                        Dreyfus                      Variable Trust
--------------------------------------------------------------------------------------------------------------------
                                                      Dreyfus        Dreyfus
                                      Deutsche       Investment      Variable       The Dreyfus
    Deutsche          Deutsche         Small         Portfolios     Investment      Sustainable
     Capital          CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT
     Growth             U.S.           Value           Stock        Government         Equity        Floating-Rate
     VIP --            VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income
 Class B Shares    Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund
--------------------------------------------------------------------------------------------------------------------
   Year Ended        Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended
  December 31,      December 31,    December 31,    December 31,   December 31,     December 31,      December 31,
      2017              2017            2017            2017           2017             2017              2017
--------------------------------------------------------------------------------------------------------------------

              $42            $593             $47          $1,120        $2,691             $68,651      $1,527,903

              135             912             215           1,537        12,760              92,324         752,570
              (93)           (319)           (168)           (417)      (10,069)            (23,673)        775,333

               42           1,486           1,955           1,505            --              28,177          83,330
            1,318           7,946          (1,055)         11,000            --             368,997         (41,051)
              694              --             284           1,655            --             394,652              --
            2,054           9,432           1,184          14,160            --             791,826          42,279

           $1,961          $9,113          $1,016         $13,743      $(10,069)           $768,153        $817,612

                                 Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
                                                                                       VIP
     VIP             VIP                                                             Dynamic
    Asset           Asset             VIP             VIP             VIP            Capital           VIP
 Manager/SM/     Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,     December 31,    December 31,
    2017            2017             2017            2017            2017             2017            2017
---------------------------------------------------------------------------------------------------------------

     $817,875         $101,620         $866,425     $1,034,203       $1,087,883          $14,975     $1,395,182

      546,513          123,144        1,284,741      1,514,887        2,263,274           36,801      1,150,034
      271,362          (21,524)        (418,316)      (480,684)      (1,175,391)         (21,826)       245,148

       98,303          (14,473)       1,656,279      5,271,110        5,532,883           86,529      1,059,403
      (32,575)         (57,852)       6,000,747      9,014,818       13,474,659          249,855      5,943,354
    5,017,973          836,573        1,786,068      5,653,190        7,290,931          159,055      1,748,239
    5,083,701          764,248        9,443,094     19,939,118       26,298,473          495,439      8,750,996

   $5,355,063         $742,724       $9,024,778    $19,458,434      $25,123,082         $473,613     $8,996,144

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Fidelity(R) Variable Insurance Products Fund (continued)
                                         --------------------------------------------------------------------------------
                                                               VIP             VIP             VIP             VIP
                                               VIP          Growth &        Growth &         Growth          Growth
                                          Equity-Income      Income          Income       Opportunities   Opportunities
                                          Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2
                                         ---------------  -------------  ---------------  -------------  ---------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2017            2017            2017            2017            2017
-------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $1,114,279       $255,904         $196,684        $29,196           $4,242
Mortality and expense risk and
administrative charges (note 4a)               1,126,329        295,224          288,721        140,779           61,733
Net investment income (expense)                  (12,050)       (39,320)         (92,037)      (111,583)         (57,491)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                         964,680        997,758          873,126        604,602           91,748
Change in unrealized appreciation
(depreciation)                                 5,448,613      1,477,534        1,336,341        946,810          514,295
Capital gain distributions                     1,275,369        502,950          448,819      1,256,491          572,056
Net realized and unrealized gain (loss)
on investments                                 7,688,662      2,978,242        2,658,286      2,807,903        1,178,099

Increase (decrease) in net assets from
operations                                    $7,676,612     $2,938,922       $2,566,249     $2,696,320       $1,120,608


                                                     Franklin Templeton Variable Insurance Products Trust
                                         -----------------------------------------------------------------------------
                                            Franklin
                                            Founding                       Franklin        Franklin
                                             Funds          Franklin      Large Cap         Mutual        Templeton
                                           Allocation        Income         Growth          Shares         Foreign
                                          VIP Fund --     VIP Fund --    VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares Class 2 Shares  Class 2 Shares  Class 1 Shares
                                         --------------  -------------- --------------  --------------  --------------
                                           Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,   December 31,    December 31,    December 31,
                                              2017            2017           2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                 $1,907,139     $12,904,418         $1,083        $357,408        $197,705
Mortality and expense risk and
administrative charges (note 4a)              1,356,131       6,134,236          2,650         248,046         105,111
Net investment income (expense)                 551,008       6,770,182         (1,567)        109,362          92,594

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       (183,017)      2,693,829          4,445         462,665          27,490
Change in unrealized appreciation
(depreciation)                                3,495,190      13,213,794         23,700        (169,534)        911,438
Capital gain distributions                    2,939,896              --         13,843         648,153              --
Net realized and unrealized gain (loss)
on investments                                6,252,069      15,907,623         41,988         941,284         938,928

Increase (decrease) in net assets from
operations                                   $6,803,077     $22,677,805        $40,421      $1,050,646      $1,031,522

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------------
                                      VIP                                                            VIP
     VIP             VIP          Investment          VIP             VIP             VIP           Value
   Growth          Growth         Grade Bond        Mid Cap         Mid Cap        Overseas      Strategies
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --   Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,    December 31,   December 31,
    2017            2017             2017            2017            2017            2017           2017
---------------------------------------------------------------------------------------------------------------

     $129,415          $14,107       $2,757,529            $85         $623,339       $238,147         $32,806

      806,606          284,097        2,210,200             90        2,115,544        230,771          40,399
     (677,191)        (269,990)         547,329             (5)      (1,492,205)         7,376          (7,593)

    3,967,887        1,211,803         (450,784)            30        3,510,520        521,065          74,076
    9,302,913        2,722,801        2,167,226          1,640       14,009,816      3,667,489        (295,632)
    4,289,384        1,266,200          615,806            527        6,328,394         15,545         655,723
   17,560,184        5,200,804        2,332,248          2,197       23,848,730      4,204,099         434,167

  $16,882,993       $4,930,814       $2,879,577         $2,192      $22,356,525     $4,211,475        $426,574

Franklin Templeton Variable Insurance Products Trust                                                  JPMorgan
                 (continued)                            Goldman Sachs Variable Insurance Trust     Insurance Trust
-------------------------------------------------------------------------------------------------------------------
                                                     Goldman Sachs                                    JPMorgan
                    Templeton                          Government    Goldman Sachs  Goldman Sachs     Insurance
  Templeton           Global          Templeton          Money         Large Cap       Mid Cap          Trust
   Foreign             Bond             Growth           Market      Value Fund --  Value Fund --     Core Bond
 VIP Fund --       VIP Fund --       VIP Fund --        Fund --      Institutional  Institutional   Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares     Shares         Shares          Class 1
-------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended       Year Ended     Year Ended     Year Ended      Year Ended
 December 31,      December 31,      December 31,     December 31,   December 31,   December 31,    December 31,
     2017              2017              2017             2017           2017           2017            2017
-------------------------------------------------------------------------------------------------------------------

       $17,581               $--          $179,555         $669,145       $115,935       $289,132          $91,025

        14,160            85,021           173,665        2,061,646        105,906        700,589           65,776
         3,421           (85,021)            5,890       (1,392,501)        10,029       (411,457)          25,249

        19,505           (45,336)          251,449               --        (30,095)     1,143,437          (14,160)
        88,903           180,925         1,412,343               --       (620,050)     1,052,214           52,481
            --            20,084                --               --      1,214,491      2,171,291               --
       108,408           155,673         1,663,792               --        564,346      4,366,942           38,321

      $111,829           $70,652        $1,669,682      $(1,392,501)      $574,375     $3,955,485          $63,570

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                  Janus Aspen
                                                                 JPMorgan Insurance Trust (continued)               Series
                                                      ---------------------------------------------------------- -------------
                                                         JPMorgan       JPMorgan       JPMorgan      JPMorgan        Janus
                                                        Insurance       Insurance     Insurance     Insurance      Henderson
                                                      Trust Intrepid  Trust Mid Cap  Trust Small    Trust U.S.     Balanced
                                                         Mid Cap          Value        Cap Core       Equity     Portfolio --
                                                       Portfolio --   Portfolio --   Portfolio --  Portfolio --  Institutional
                                                         Class 1         Class 1       Class 1       Class 1        Shares
                                                      --------------  -------------  ------------  ------------  -------------
                                                       Period from     Year Ended     Year Ended    Year Ended    Year Ended
                                                       January 1 to   December 31,   December 31,  December 31,  December 31,
                                                       May 19, 2017       2017           2017          2017          2017
------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                     $--         $2,439          $711       $10,367     $1,150,156

Mortality and expense risk and administrative charges
(note 4a)                                                      1,973          4,306         4,154        21,886      1,032,369
Net investment income (expense)                               (1,973)        (1,867)       (3,443)      (11,519)       117,787

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      32,261          9,475        16,423       100,473      2,439,512
Change in unrealized appreciation
(depreciation)                                               (17,707)         5,550        13,006       116,687      8,532,626
Capital gain distributions                                        --         13,603         1,562        11,652        146,950
Net realized and unrealized gain (loss)
on investments                                                14,554         28,628        30,991       228,812     11,119,088

Increase (decrease) in net assets from
operations                                                   $12,581        $26,761       $27,548      $217,293    $11,236,875

                                                                             Janus Aspen Series (continued)
                                                      --------------------------------------------------------------
                                                          Janus           Janus           Janus
                                                        Henderson       Henderson       Henderson        Janus
                                                          Global          Global        Overseas       Henderson
                                                         Research       Technology    Portfolio --      Overseas
                                                       Portfolio --    Portfolio --   Institutional   Portfolio --
                                                      Service Shares  Service Shares     Shares      Service Shares
                                                      --------------  --------------  -------------  --------------
                                                        Year Ended      Year Ended     Year Ended      Year Ended
                                                       December 31,    December 31,   December 31,    December 31,
                                                           2017            2017           2017            2017
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                 $24,523         $33,893       $376,651         $39,436

Mortality and expense risk and administrative charges
(note 4a)                                                     55,333         111,667        333,754          39,113
Net investment income (expense)                              (30,810)        (77,774)        42,897             323

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     261,371         708,180     (1,392,153)        (34,706)
Change in unrealized appreciation
(depreciation)                                               558,030       1,547,467      7,169,264         669,836
Capital gain distributions                                        --         433,855             --              --
Net realized and unrealized gain (loss)
on investments                                               819,401       2,689,502      5,777,111         635,130

Increase (decrease) in net assets from
operations                                                  $788,591      $2,611,728     $5,820,008        $635,453

                                                      ---------------
                                                          Janus
                                                        Henderson
                                                        Research
                                                      Portfolio --
                                                      Institutional
                                                         Shares
                                                      -------------
                                                       Year Ended
                                                      December 31,
                                                          2017
--------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                               $166,225

Mortality and expense risk and administrative charges
(note 4a)                                                   604,098
Net investment income (expense)                            (437,873)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                  1,949,963
Change in unrealized appreciation
(depreciation)                                            7,964,108
Capital gain distributions                                  406,828
Net realized and unrealized gain (loss)
on investments                                           10,320,899

Increase (decrease) in net assets from
operations                                               $9,883,026

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Janus Aspen Series (continued)
-------------------------------------------------------------------------------------------------------------
                    Janus                          Janus          Janus                           Janus
    Janus         Henderson        Janus         Henderson      Henderson        Janus          Henderson
  Henderson      Enterprise      Henderson     Flexible Bond      Forty        Henderson     Global Research
   Balanced     Portfolio --     Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --
 Portfolio --   Institutional   Portfolio --   Institutional  Institutional   Portfolio --    Institutional
Service Shares     Shares      Service Shares     Shares         Shares      Service Shares      Shares
-------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended      Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
 December 31,   December 31,    December 31,   December 31,   December 31,    December 31,    December 31,
     2017           2017            2017           2017           2017            2017            2017
-------------------------------------------------------------------------------------------------------------

    $1,444,349       $293,767         $28,182       $352,933            $--             $--         $347,726

     1,877,281        675,539          80,811        183,751        513,090         335,849          596,342
      (432,932)      (381,772)        (52,629)       169,182       (513,090)       (335,849)        (248,616)

     3,184,487      3,463,502         287,130       (150,802)       717,126         191,593        2,415,529
    12,735,340      4,906,631         609,565        265,123      6,556,257       5,144,342        7,424,646
       203,380      2,779,409         327,771             --      1,870,160         726,213               --
    16,123,207     11,149,542       1,224,466        114,321      9,143,543       6,062,148        9,840,175

   $15,690,275    $10,767,770      $1,171,837       $283,503     $8,630,453      $5,726,299       $9,591,559

   Janus Aspen
Series (continued)        Legg Mason Partners Variable Equity Trust        MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
                    ClearBridge   ClearBridge  ClearBridge   ClearBridge
      Janus           Variable      Variable     Variable      Variable        MFS(R)         MFS(R) New
    Henderson        Aggressive     Dividend     Dividend     Large Cap       Investors       Discovery
     Research          Growth       Strategy     Strategy       Value      Trust Series --    Series --
   Portfolio --     Portfolio --  Portfolio -- Portfolio --  Portfolio --      Service         Service
  Service Shares      Class II      Class I      Class II      Class I      Class Shares     Class Shares
----------------------------------------------------------------------------------------------------------
    Year Ended       Year Ended    Year Ended   Year Ended    Year Ended     Year Ended       Year Ended
   December 31,     December 31,  December 31, December 31,  December 31,   December 31,     December 31,
       2017             2017          2017         2017          2017           2017             2017
----------------------------------------------------------------------------------------------------------

            $8,646       $16,436       $70,611     $126,247      $226,033          $30,636            $--

            56,267       120,010        70,023      163,456       237,100           86,631        214,007
           (47,621)     (103,574)          588      (37,209)      (11,067)         (55,995)      (214,007)

           220,485       184,040       266,685      312,940       452,676          256,182        167,558
           610,285       503,861       510,179    1,160,446     1,030,284          651,866      2,784,673
            35,074       427,531            --           --       484,666          219,532        282,065
           865,844     1,115,432       776,864    1,473,386     1,967,626        1,127,580      3,234,296

          $818,223    $1,011,858      $777,452   $1,436,177    $1,956,559       $1,071,585     $3,020,289

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                   Oppenheimer
                                                      MFS(R) Variable Insurance Trust  MFS(R) Variable Insurance    Variable
                                                             (continued)                       Trust II           Account Funds
                                                      ------------------------------- --------------------------- -------------
                                                                                         MFS(R)
                                                                                      Massachusetts     MFS(R)     Oppenheimer
                                                      MFS(R) Total       MFS(R)         Investors     Strategic      Capital
                                                         Return        Utilities      Growth Stock      Income    Appreciation
                                                       Series --       Series --      Portfolio --   Portfolio --  Fund/VA --
                                                        Service         Service          Service       Service     Non-Service
                                                      Class Shares    Class Shares    Class Shares   Class Shares    Shares
                                                      --------------- --------------- -------------  ------------ -------------
                                                       Year Ended      Year Ended      Year Ended     Year Ended   Year Ended
                                                      December 31,    December 31,    December 31,   December 31, December 31,
                                                          2017            2017            2017           2017         2017
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                            $1,018,905        $646,253          $33,409        $1,386       $66,569

Mortality and expense risk and administrative charges
(note 4a)                                                  900,084         256,798          125,728           462       398,851
Net investment income (expense)                            118,821         389,455          (92,319)          924      (332,282)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                 1,170,514         418,144            1,211            95     1,188,652
Change in unrealized appreciation
(depreciation)                                           1,909,747       1,243,268        1,512,665           380     3,023,815
Capital gain distributions                               1,307,932              --          417,438            --     2,534,406
Net realized and unrealized gain (loss)
on investments                                           4,388,193       1,661,412        1,931,314           475     6,746,873

Increase (decrease) in net assets from
operations                                              $4,507,014      $2,050,867       $1,838,995        $1,399    $6,414,591


                                                      Oppenheimer Variable Account Funds (continued)
                                                      ---------------------------------------------
                                                                                       Oppenheimer
                                                                        Oppenheimer    Total Return
                                                       Oppenheimer      Main Street        Bond
                                                       Main Street       Small Cap      Fund/VA --
                                                        Fund/VA --     Fund(R)/VA --   Non-Service
                                                      Service Shares   Service Shares     Shares
                                                      --------------   --------------  ------------

                                                        Year Ended       Year Ended     Year Ended
                                                       December 31,     December 31,   December 31,
                                                           2017             2017           2017
-----------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $1,160,544         $310,553      $243,805

Mortality and expense risk and administrative charges
(note 4a)                                                  1,903,831          785,429       142,652
Net investment income (expense)                             (743,287)        (474,876)      101,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                   5,512,937        3,014,408      (151,248)
Change in unrealized appreciation
(depreciation)                                             8,775,146          278,650       360,851
Capital gain distributions                                 1,903,483        2,589,921            --
Net realized and unrealized gain (loss)
on investments                                            16,191,566        5,882,979       209,603

Increase (decrease) in net assets from
operations                                               $15,448,279       $5,408,103      $310,756

                                                      PIMCO Variable Insurance Trust
                                                      -----------------------------
                                                                     Foreign Bond
                                                                      Portfolio
                                                       All Asset     (U.S. Dollar
                                                      Portfolio --    Hedged) --
                                                        Advisor     Administrative
                                                      Class Shares   Class Shares
                                                      ------------- ---------------

                                                       Year Ended     Year Ended
                                                      December 31,   December 31,
                                                          2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $347,559        $113,246

Mortality and expense risk and administrative charges
(note 4a)                                                  125,955          44,010
Net investment income (expense)                            221,604          69,236

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    19,516          58,734
Change in unrealized appreciation
(depreciation)                                             639,404         (96,164)
Capital gain distributions                                      --              --
Net realized and unrealized gain (loss)
on investments                                             658,920         (37,430)

Increase (decrease) in net assets from
operations                                                $880,524         $31,806

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                      Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------------------------

 Oppenheimer       Oppenheimer      Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer
   Capital         Conservative     Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic
 Appreciation        Balanced         Balanced         Cap Growth        Cap Growth        Global            Income
  Fund/VA --        Fund/VA --       Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --
Service Shares  Non-Service Shares Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares
--------------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended       Year Ended        Year Ended        Year Ended      Year Ended        Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,    December 31,      December 31,
     2017              2017             2017              2017              2017            2017              2017
--------------------------------------------------------------------------------------------------------------------------

          $430            $215,786       $370,046              $7,376             $--        $587,192             $86,707

        71,621             149,690        407,644             321,707         113,477       1,270,910              52,134
       (71,191)             66,096        (37,598)           (314,331)       (113,477)       (683,718)             34,573

       114,391             157,609        521,323           1,244,852          92,196       4,116,053             (55,124)
       538,823             606,417        946,247           2,326,532         998,578      19,355,389             196,897
       428,079                  --             --           2,422,955         753,459              --                  --
     1,081,293             764,026      1,467,570           5,994,339       1,844,233      23,471,442             141,773

    $1,010,102            $830,122     $1,429,972          $5,680,008      $1,730,756     $22,787,724            $176,346

                                                               Rydex Variable  State Street Variable Insurance Series
          PIMCO Variable Insurance Trust (continued)               Trust                 Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
                                                                                    Core
               Long-Term U.S.                                                      Value
  High Yield     Government     Low Duration    Total Return                       Equity              Income
 Portfolio --   Portfolio --    Portfolio --    Portfolio --                       V.I.S.              V.I.S.
Administrative Administrative  Administrative  Administrative    NASDAQ --        Fund --             Fund --
 Class Shares   Class Shares    Class Shares    Class Shares    100(R) Fund    Class 1 Shares      Class 1 Shares
---------------------------------------------------------------------------------------------------------------------
                                                                                Period from
  Year Ended     Year Ended      Year Ended      Year Ended      Year Ended     January 1 to         Year Ended
 December 31,   December 31,    December 31,    December 31,    December 31,     April 28,          December 31,
     2017           2017            2017            2017            2017            2017                2017
---------------------------------------------------------------------------------------------------------------------

    $2,256,774       $777,943        $589,187      $4,634,271             $--             $--            $390,080

       758,283        588,694         743,652       3,791,167          86,237          58,782             297,130
     1,498,491        189,249        (154,465)        843,104         (86,237)        (58,782)             92,950

       284,987       (639,158)       (125,407)     (1,047,592)        319,429         666,867             (11,711)
       464,066      2,975,978         121,643       7,643,842         841,249        (275,868)            279,925
            --             --              --              --         424,026         128,679                  --
       749,053      2,336,820          (3,764)      6,596,250       1,584,704         519,678             268,214

    $2,247,544     $2,526,069       $(158,229)     $7,439,354      $1,498,467        $460,896            $361,164

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                State Street Variable Insurance Series Funds, Inc. (continued)
                                         -----------------------------------------------------------------------------
                                            Premier           Real            S&P
                                             Growth          Estate          500(R)       Small-Cap         Total
                                             Equity        Securities        Index          Equity          Return
                                             V.I.S.          V.I.S.          V.I.S.         V.I.S.          V.I.S.
                                            Fund --         Fund --         Fund --        Fund --         Fund --
                                         Class 1 Shares  Class 1 Shares  Class 1 Shares Class 1 Shares  Class 1 Shares
                                         --------------  --------------  -------------- --------------  --------------
                                           Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
                                          December 31,    December 31,    December 31,   December 31,    December 31,
                                              2017            2017            2017           2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                    $93,476        $834,127      $2,689,060            $--     $16,433,759
Mortality and expense risk and
administrative charges (note 4a)                454,560         844,730       2,267,005        539,787      13,361,856
Net investment income (expense)                (361,084)        (10,603)        422,055       (539,787)      3,071,903

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        959,616        (840,891)      9,199,814        839,785      13,452,134
Change in unrealized appreciation
(depreciation)                                3,335,297       1,030,534      12,548,912        119,470      66,189,774
Capital gain distributions                    3,010,676       2,060,173       5,367,168      3,254,278      22,006,309
Net realized and unrealized gain (loss)
on investments                                7,305,589       2,249,816      27,115,894      4,213,533     101,648,217

Increase (decrease) in net assets from
operations                                   $6,944,505      $2,239,213     $27,537,949     $3,673,746    $104,720,120

                                            The Prudential Series Fund      Wells Fargo
                                                    (continued)            Variable Trust
                                         --------------------------------- --------------
                                               SP          SP Prudential    Wells Fargo
                                          International    U.S. Emerging      VT Omega
                                             Growth           Growth           Growth
                                          Portfolio --     Portfolio --       Fund --
                                         Class II Shares  Class II Shares     Class 2
                                         ---------------  ---------------  --------------
                                           Year Ended       Year Ended       Year Ended
                                          December 31,     December 31,     December 31,
                                              2017             2017             2017
------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $--              $--            $297
Mortality and expense risk and
administrative charges (note 4a)                      17              257          71,028
Net investment income (expense)                      (17)            (257)        (70,731)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              (9)             337          (2,811)
Change in unrealized appreciation
(depreciation)                                       356            2,915       1,203,777
Capital gain distributions                            --               --          75,637
Net realized and unrealized gain (loss)
on investments                                       347            3,252       1,276,603

Increase (decrease) in net assets from
operations                                          $330           $2,995      $1,205,872

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

State Street Variable Insurance Series
    Funds, Inc. (continued)                   The Alger Portfolios                     The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------

    Total                U.S.               Alger             Alger           Jennison
    Return              Equity            Large Cap         Small Cap           20/20                            Natural
    V.I.S.              V.I.S.              Growth            Growth            Focus          Jennison         Resources
   Fund --             Fund --           Portfolio --      Portfolio --     Portfolio --     Portfolio --     Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares  Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
  Year Ended          Year Ended          Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
 December 31,        December 31,        December 31,      December 31,     December 31,     December 31,     December 31,
     2017                2017                2017              2017             2017             2017             2017
-----------------------------------------------------------------------------------------------------------------------------

   $10,485,233            $179,813                  $--               $--              $--              $--              $--

    12,329,160             365,339              399,412           280,757           90,934           75,691          527,163
    (1,843,927)           (185,526)            (399,412)         (280,757)         (90,934)         (75,691)        (527,163)

    22,170,390             829,053            1,196,748          (536,291)         642,170          293,457         (783,024)
    42,836,420             548,539            3,052,834         5,422,799          884,555        1,199,674        1,545,754
    16,199,540           2,763,690            2,536,803                --               --               --               --
    81,206,350           4,141,282            6,786,385         4,886,508        1,526,725        1,493,131          762,730

   $79,362,423          $3,955,756           $6,386,973        $4,605,751       $1,435,791       $1,417,440         $235,567

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                               AB Variable Products Series Fund, Inc.
                                                                         ---------------------------------------------------
                                                                                    AB                        AB
                                                                              Balanced Wealth           Global Thematic
                                                  Consolidated             Strategy Portfolio --      Growth Portfolio --
                                                      Total                       Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2017            2016           2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(3,936,684)     $1,234,566        $(319)    $(23,983)    $(51,696)    $(34,789)
Net realized gain (loss) on investments     134,856,786      59,788,061      (30,854)    (395,833)     203,077       89,866
Change in unrealized appreciation
(depreciation) on investments               435,023,403      24,449,029    1,876,473     (371,062)     952,642     (129,442)
Capital gain distribution                   147,665,651     192,886,914      126,002    1,046,543           --           --
Increase (decrease) in net assets from
operations                                  713,609,156     278,358,570    1,971,302      255,665    1,104,023      (74,365)

From capital transactions (note 4):
Net premiums                                 17,507,885      22,598,343       19,874       95,581          120        1,699
Death benefits                             (120,399,647)    (94,392,812)     (73,278)        (592)       4,461           --
Surrenders                                 (625,505,833)   (626,826,621)  (1,578,637)  (1,862,779)    (406,570)    (175,612)
Administrative expenses                     (22,702,881)    (23,591,769)    (106,744)    (115,170)     (16,846)     (10,634)
Transfers between subaccounts
(including fixed account), net               (3,382,923)     67,041,827     (524,762)   1,019,688    2,228,248     (225,897)
Increase (decrease) in net assets from
capital transactions                       (754,483,399)   (655,171,032)  (2,263,547)    (863,272)   1,809,413     (410,444)
Increase (decrease) in net assets           (40,874,243)   (376,812,462)    (292,245)    (607,607)   2,913,436     (484,809)
Net assets at beginning of year           5,619,295,708   5,996,108,170   15,601,485   16,209,092    2,137,936    2,622,745
Net assets at end of year                $5,578,421,465  $5,619,295,708  $15,309,240  $15,601,485   $5,051,372   $2,137,936

Change in units (note 5):
Units purchased                              57,528,786     123,410,924       25,018      719,974      136,930        7,799
Units redeemed                             (101,667,120)   (162,964,491)    (207,650)    (805,429)     (42,248)     (34,922)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (44,138,334)    (39,553,567)    (182,632)     (85,455)      94,682      (27,123)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(125,101)     $(306,968)   $(125,145)   $(322,539)   $(315,695)   $(313,278)    $(92,323)    $(89,426)
  2,953,505      2,472,368    3,622,193   (1,101,255)     789,156    1,692,984     (305,147)    (585,290)
    153,131       (997,718)   7,032,431    1,409,451    3,682,992   (3,955,782)   2,036,054     (963,612)
  3,763,756      2,597,168           --           --    1,192,055    2,232,524           --    1,841,984
  6,745,291      3,764,850   10,529,479      (14,343)   5,348,508     (343,552)   1,638,584      203,656

     36,458         29,937       74,807      172,012      480,452      347,988       38,748       83,097
   (623,709)      (341,838)    (124,859)    (124,449)    (272,151)     (29,277)     (21,671)      (4,851)
 (4,262,541)    (4,947,035)  (5,625,385)  (7,023,627)  (1,869,212)  (1,456,973)    (669,272)    (683,814)
   (100,453)       (97,472)    (368,035)    (512,727)     (82,193)     (77,776)     (24,615)     (25,022)
     49,543       (518,603) (39,899,627)  18,191,033      (71,892)  (7,731,017)     (43,430)    (492,954)
 (4,900,702)    (5,875,011) (45,943,099)  10,702,242   (1,814,996)  (8,947,055)    (720,240)  (1,123,544)
  1,844,589     (2,110,161) (35,413,620)  10,687,899    3,533,512   (9,290,607)     918,344     (919,888)
 43,002,610     45,112,771   72,814,229   62,126,330   18,786,360   28,076,967    5,645,825    6,565,713
$44,847,199    $43,002,610  $37,400,609  $72,814,229  $22,319,872  $18,786,360   $6,564,169   $5,645,825

    210,792        118,806      369,881    5,082,632      122,883      572,410       50,004       36,823
   (436,938)      (414,494)  (6,691,625)  (3,031,196)    (243,070)  (1,379,050)     (86,839)    (105,179)
   (226,146)      (295,688)  (6,321,744)   2,051,436     (120,187)    (806,640)     (36,835)     (68,356)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(172,411)   $(107,558)
    443,287      266,686
    418,223     (764,106)
  1,526,786      626,182
  2,215,885       21,204

    182,199        1,440
   (132,667)     (40,388)
   (999,681)    (546,756)
    (44,376)     (17,601)
 14,400,719     (138,928)
 13,406,194     (742,233)
 15,622,079     (721,029)
  6,856,089    7,577,118
$22,478,168   $6,856,089

    864,141        7,428
   (112,236)     (60,139)
    751,905      (52,711)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(79,258)    $(73,776)   $(192,980)    $185,906    $(638,004)   $(143,213)
Net realized gain (loss) on investments      279,258      427,212    6,555,646    1,847,323      731,816      285,867
Change in unrealized appreciation
(depreciation) on investments                511,408     (763,550)  (3,671,387)   3,448,031    5,144,656   (2,597,314)
Capital gain distribution                    413,919      430,171    1,212,461    6,649,481    4,905,132    6,186,893
Increase (decrease) in net assets from
operations                                 1,125,327       20,057    3,903,740   12,130,741   10,143,600    3,732,233

From capital transactions (note 4):
Net premiums                                      --        1,142       63,132      119,310      203,841      113,319
Death benefits                                (1,236)      (5,219)     (98,361)    (151,430)    (218,921)     (61,800)
Surrenders                                  (335,908)    (477,482)  (4,941,334)  (5,155,723) (10,735,368)  (5,466,587)
Administrative expenses                      (17,700)     (15,668)    (265,741)    (358,473)    (779,928)    (378,621)
Transfers between subaccounts
(including fixed account), net                69,701     (101,814) (54,396,541)  48,396,620    5,385,983   83,548,039
Increase (decrease) in net assets from
capital transactions                        (285,143)    (599,041) (59,638,845)  42,850,304   (6,144,393)  77,754,350
Increase (decrease) in net assets            840,184     (578,984) (55,735,105)  54,981,045    3,999,207   81,486,583
Net assets at beginning of year            4,636,504    5,215,488   85,075,799   30,094,754   90,251,654    8,765,071
Net assets at end of year                 $5,476,688   $4,636,504  $29,340,694  $85,075,799  $94,250,861  $90,251,654

Change in units (note 5):
Units purchased                                7,972       11,538      208,023    4,228,220      866,805    6,364,540
Units redeemed                               (22,233)     (42,374)  (3,840,447)  (1,027,056)  (1,230,926)    (735,216)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (14,261)     (30,836)  (3,632,424)   3,201,164     (364,121)   5,629,324

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------
         Invesco                     Invesco                   Invesco                   Invesco
     V.I. Equity and            V.I. Global Real           V.I. Government         V.I. International
     Income Fund --              Estate Fund --          Securities Fund --          Growth Fund --
    Series II shares            Series II shares           Series I shares          Series II shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


   $(88,101)      $(46,247)     $2,817      $(1,321)        $75          $63      $(161,223)   $(405,274)
    415,575        177,781       3,766        7,562          (1)          (3)     1,460,137    1,350,521
  1,077,645      1,629,167      14,822       (9,497)        (13)         (44)     7,456,114   (2,307,355)
    392,210        631,212       4,013        4,713          --           --             --           --
  1,797,329      2,391,913      25,418        1,457          61           16      8,755,028   (1,362,108)

     17,893         23,267          --           --         240          240         61,333      173,523
    (41,759)       (27,030)     (3,118)      (2,388)         --           --        (86,410)     (47,893)
 (1,665,500)    (2,043,281)    (27,566)     (19,347)         --           --     (5,030,022)  (5,158,543)
   (134,047)      (126,600)       (400)        (379)         --           --       (349,818)    (369,594)
  1,075,602         83,028     (13,019)      (7,240)        364           63     11,523,627  (20,874,189)
   (747,811)    (2,090,616)    (44,103)     (29,354)        604          303      6,118,710  (26,276,696)
  1,049,518        301,297     (18,685)     (27,897)        665          319     14,873,738  (27,638,804)
 20,634,921     20,333,624     257,248      285,145       4,920        4,601     36,773,115   64,411,919
$21,684,439    $20,634,921    $238,563     $257,248      $5,585       $4,920    $51,646,853  $36,773,115

    156,277        239,384       1,685        9,631          35           25      1,477,047      896,276
   (203,323)      (395,442)     (4,666)     (11,643)         --           (7)      (872,437)  (3,285,575)
    (47,046)      (156,058)     (2,981)      (2,012)         35           18        604,610   (2,389,299)

--------------------------
         Invesco
      V.I. Managed
   Volatility Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $--            $(4)
     --           (399)
     --            399
     --             --
     --             (4)

     --             --
     --             --
     --         (1,175)
     --             --
     --             33
     --         (1,142)
     --         (1,146)
     --          1,146
    $--            $--

     --              2
     --            (75)
     --            (73)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (Invesco Variable        American Century
                                                    Insurance Funds) (continued)             Variable Portfolios II, Inc.
                                         --------------------------------------------------- ----------------------------

                                                  Invesco                   Invesco
                                              V.I. Technology             V.I. Value                    VP
                                                  Fund --            Opportunities Fund --     Inflation Protection
                                              Series I shares          Series II shares          Fund -- Class II
                                         ------------------------- ------------------------- ----------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended     Year ended
                                         December 31, December 31, December 31, December 31, December 31,   December 31,
                                              2017         2016        2017         2016         2017           2016
-------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $--            $(5)      $(85,554)    $(80,321)    $324,631       $(12,122)
Net realized gain (loss) on investments       --            313        (92,883)     (80,879)    (316,675)      (484,696)
Change in unrealized appreciation
(depreciation) on investments                 --           (470)       969,564     (620,703)     726,409         36,365
Capital gain distribution                     --             --             --    1,615,589           --        126,080
Increase (decrease) in net assets from
operations                                    --           (162)       791,127      833,686      734,365       (334,373)

From capital transactions (note 4):
Net premiums                                  --             --         35,107       10,022       46,438         36,625
Death benefits                                --             --        (16,159)      (7,021)    (113,267)         5,414
Surrenders                                    --         (1,545)      (582,320)    (484,928)  (4,449,527)    (3,421,805)
Administrative expenses                       --             --        (18,052)     (16,839)    (322,886)      (228,535)
Transfers between subaccounts
(including fixed account), net                --              4       (519,954)    (247,060)    (855,139)    28,814,193
Increase (decrease) in net assets from
capital transactions                          --         (1,541)    (1,101,378)    (745,826)  (5,694,381)    25,205,892
Increase (decrease) in net assets             --         (1,703)      (310,251)      87,860   (4,960,016)    24,871,519
Net assets at beginning of year               --          1,703      5,792,537    5,704,677   42,575,513     17,703,994
Net assets at end of year                    $--            $--     $5,482,286   $5,792,537  $37,615,497    $42,575,513

Change in units (note 5):
Units purchased                               --             --         18,668       19,395      319,934      2,808,816
Units redeemed                                --           (307)       (78,829)     (68,351)    (793,730)      (722,326)
Net increase (decrease) in units from
capital transactions with contract
owners                                        --           (307)       (60,161)     (48,956)    (473,796)     2,086,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        BlackRock Variable Series
                              American Century Variable Portfolios, Inc.                                       Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                BlackRock
                                                                                                                Advantage
           VP                        VP                        VP                        VP                 U.S. Total Market
     Income & Growth            International               Ultra(R)                    Value                 V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017         2016         2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


    $2,842       $1,280      $(5,719)     $(3,513)      $(694)      $(2,140)       $132         $187       $(34,390)    $(75,531)
    35,220        4,368       30,842       19,412       4,421       (13,845)      1,447        3,357        384,333      189,496
    53,781       37,815      127,547      (62,740)      6,149         4,486       3,072        7,907       (960,764)     763,334
    17,429        1,596           --           --       2,308        11,244          --           --      1,139,347      178,681
   109,272       45,059      152,670      (46,841)     12,184          (255)      4,651       11,451        528,526    1,055,980

        --           --           --           --          --            --          --           --         80,717       97,381
    (8,098)          --       (6,215)      (4,635)         --        (2,386)         --           --       (535,752)      17,312
   (69,222)     (40,338)     (57,377)     (52,565)     (2,741)      (10,692)     (2,929)      (4,679)      (412,946)    (342,127)
      (513)        (562)      (1,230)      (1,202)       (302)         (380)       (175)        (191)       (18,796)     (20,845)
  (182,085)     650,935       26,036      (71,574)    (10,647)     (223,529)        198       (5,813)      (562,168)    (631,570)
  (259,918)     610,035      (38,786)    (129,976)    (13,690)     (236,987)     (2,906)     (10,683)    (1,448,945)    (879,849)
  (150,646)     655,094      113,884     (176,817)     (1,506)     (237,242)      1,745          768       (920,419)     176,131
   739,972       84,878      507,408      684,225      45,895       283,137      67,210       66,442      5,489,159    5,313,028
  $589,326     $739,972     $621,292     $507,408     $44,389       $45,895     $68,955      $67,210     $4,568,740   $5,489,159

     1,948       41,959       10,915       21,405          37         6,451           7           --         21,745       22,248
   (15,270)      (4,555)     (12,133)     (31,395)       (683)      (19,895)       (111)        (423)       (89,995)     (70,004)
   (13,322)      37,404       (1,218)      (9,990)       (646)      (13,444)       (104)        (423)       (68,250)     (47,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        BlackRock Variable Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------

                                                                                                       BlackRock
                                                 BlackRock                  BlackRock                  Large Cap
                                                   Basic                     Global                      Focus
                                                   Value                   Allocation                   Growth
                                               V.I. Fund --               V.I. Fund --               V.I. Fund --
                                             Class III Shares           Class III Shares           Class III Shares
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                             2017         2016         2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(294,112)    $165,538   $(1,706,180)  $(2,011,570)    $(52,938)    $(33,160)
Net realized gain (loss) on investments    1,508,241      474,668     2,108,688    (5,051,827)     117,033       56,850
Change in unrealized appreciation
(depreciation) on investments               (812,724)   4,130,257    27,565,058    12,312,354       74,788     (122,261)
Capital gain distribution                  1,386,547    1,306,429     3,154,966            --      661,700      245,115
Increase (decrease) in net assets from
operations                                 1,787,952    6,076,892    31,122,532     5,248,957      800,583      146,544

From capital transactions (note 4):
Net premiums                                  67,631      116,452       213,770       559,611        7,240          600
Death benefits                              (111,051)    (102,188)   (1,232,399)     (434,617)    (100,421)      29,777
Surrenders                                (4,588,814)  (3,082,489)  (29,518,882)  (33,659,797)    (134,277)    (345,480)
Administrative expenses                     (345,092)    (261,110)   (2,121,892)   (2,227,139)      (9,691)      (8,171)
Transfers between subaccounts
(including fixed account), net           (17,189,830)  42,822,077    (8,840,468)   (7,525,368)     666,113     (279,590)
Increase (decrease) in net assets from
capital transactions                     (22,167,156)  39,492,742   (41,499,871)  (43,287,310)     428,964     (602,864)
Increase (decrease) in net assets        (20,379,204)  45,569,634   (10,377,339)  (38,038,353)   1,229,547     (456,320)
Net assets at beginning of year           56,123,428   10,553,794   284,883,039   322,921,392    2,900,089    3,356,409
Net assets at end of year                $35,744,224  $56,123,428  $274,505,700  $284,883,039   $4,129,636   $2,900,089

Change in units (note 5):
Units purchased                              305,280    3,522,670       551,881     2,500,450       46,532        8,231
Units redeemed                            (1,743,341)    (664,333)   (3,527,103)   (5,774,392)     (26,458)     (41,572)
Net increase (decrease) in units from
capital transactions with contract
owners                                    (1,438,061)   2,858,337    (2,975,222)   (3,273,942)      20,074      (33,341)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

      Columbia Funds Variable Series Trust II         Deutsche Variable Series I
---------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                  Variable
         Select                   Portfolio --                Deutsche
      International               Loomis Sayles                Capital
     Equity Fund --              Growth Fund --             Growth VIP --
         Class 2                     Class 1               Class B Shares
---------------------------------------------------------------------------------
             Period from                 Period from
 Year ended  April 29 to     Year ended  April 29 to   Year ended    Year ended
December 31, December 31,   December 31, December 31, December 31,  December 31,
    2017         2016           2017         2016         2017          2016
---------------------------------------------------------------------------------


    $44,142     $177,429      $(840,057)   $(209,744)      $(93)         $(73)
    294,450   (2,695,412)     2,354,943      181,780         42            22
  3,185,521     (441,414)    12,269,071      942,605      1,318          (413)
         --           --             --           --        694           659
  3,524,113   (2,959,397)    13,783,957      914,641      1,961           195

      2,990       28,478         46,530       14,900         --            --
     (7,186)     (15,160)       (61,803)     (61,523)        --            --
 (2,025,459)  (2,045,389)    (5,804,665)  (1,498,004)        --            --
    (50,322)     (96,466)      (372,039)     (64,825)       (24)          (20)
   (237,375)  20,538,461     35,320,018   21,281,420        (36)          (12)
 (2,317,352)  18,409,924     29,128,041   19,671,968        (60)          (32)
  1,206,761   15,450,527     42,911,998   20,586,609      1,901           163
 15,450,528            1     20,586,610            1      8,166         8,003
$16,657,289  $15,450,528    $63,498,608  $20,586,610    $10,067        $8,166

    112,241    5,954,145      4,098,302    2,288,555         --            --
   (332,840)  (4,361,679)    (1,417,973)    (317,299)        (3)           (2)
   (220,599)   1,592,466      2,680,329    1,971,256         (3)           (2)

            Deutsche Variable Series II
---------------------------------------------------



        Deutsche                  Deutsche
        CROCI(R)                Small Mid Cap
       U.S. VIP --              Value VIP --
     Class B Shares            Class B Shares
---------------------------------------------------

 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


    $(319)       $(580)       $(168)       $(266)
    1,486          178        1,955          369
    7,946       (5,487)      (1,055)         630
       --        2,621          284        2,046
    9,113       (3,268)       1,016        2,779

       --           --           --           --
       --           --           --           --
     (766)      (2,280)       1,503         (960)
       91          (54)         155          (51)
  (11,444)       3,940      (11,235)        (545)
  (12,119)       1,606       (9,577)      (1,556)
   (3,006)      (1,662)      (8,561)       1,223
   52,936       54,598       20,557       19,334
  $49,930      $52,936      $11,996      $20,557

       55          490           34           31
   (1,029)        (335)        (309)         (99)
     (974)         155         (275)         (68)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Dreyfus
                                         -----------------------------------------------------------------------------
                                                  Dreyfus
                                           Investment Portfolios            Dreyfus                 The Dreyfus
                                               MidCap Stock           Variable Investment        Sustainable U.S.
                                               Portfolio --           Fund -- Government     Equity Portfolio, Inc. --
                                              Initial Shares        Money Market Portfolio        Initial Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016        2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)               $(417)       $(390)    $(10,069)    $(15,271)     $(23,673)    $(10,054)
Net realized gain (loss) on investments       1,505          825           --           --        28,177     (223,308)
Change in unrealized appreciation
(depreciation) on investments                11,000        5,522           --           --       368,997      100,230
Capital gain distribution                     1,655        6,818           --           --       394,652      603,980
Increase (decrease) in net assets from
operations                                   13,743       12,775      (10,069)     (15,271)      768,153      470,848

From capital transactions (note 4):
Net premiums                                     --           --           --           --           203          212
Death benefits                                   --           --     (508,009)    (482,755)        3,460      (12,545)
Surrenders                                   (5,138)      (5,183)    (303,433)    (162,768)      (47,478)     (54,533)
Administrative expenses                        (714)        (636)        (823)      (1,553)      (23,060)     (21,367)
Transfers between subaccounts
(including fixed account), net                    1            1    1,123,523      322,684        (6,862)    (920,845)
Increase (decrease) in net assets from
capital transactions                         (5,851)      (5,818)     311,258     (324,392)      (73,737)  (1,009,078)
Increase (decrease) in net assets             7,892        6,957      301,189     (339,663)      694,416     (538,230)
Net assets at beginning of year             104,100       97,143      685,458    1,025,121     5,680,961    6,219,191
Net assets at end of year                  $111,992     $104,100     $986,647     $685,458    $6,375,377   $5,680,961

Change in units (note 5):
Units purchased                                  --           --      182,329       96,361           100       23,647
Units redeemed                                 (187)        (215)    (149,399)    (131,274)       (6,185)     (82,656)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (187)        (215)      32,930      (34,913)       (6,085)     (59,009)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Eaton Vance Variable Trust                                       Federated Insurance Series
--------------------------------------------------------------------------------------------------------

                                   Federated                 Federated                 Federated
           VT                     High Income               High Income                Kaufmann
      Floating-Rate             Bond Fund II --           Bond Fund II --             Fund II --
       Income Fund              Primary Shares            Service Shares            Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------


   $775,333      $886,206     $629,243     $620,700     $738,207     $662,664    $(287,010)   $(282,278)
     83,330      (543,114)      31,945     (148,612)      54,399      (88,708)     452,975      205,838
    (41,051)    2,942,782      (24,919)   1,060,838      (90,227)   1,206,086    2,058,351   (1,068,348)
         --            --           --           --           --           --    2,087,781    1,403,864
    817,612     3,285,874      636,269    1,532,926      702,379    1,780,042    4,312,097      259,076

    860,830       663,600        2,875          760       33,899       70,123        5,580       13,514
   (380,812)     (133,608)    (309,208)    (150,736)     (23,082)     (33,203)      (9,668)     (13,295)
 (3,720,499)   (4,060,059)  (1,562,315)  (1,522,729)  (1,178,745)  (1,498,626)  (1,658,871)  (1,735,637)
   (299,793)     (296,918)     (16,000)     (19,081)     (45,280)     (46,533)     (78,222)     (74,764)
  4,675,246     1,479,370      420,211     (794,002)    (841,078)    (712,760)  (1,312,145)  (1,193,664)
  1,134,972    (2,347,615)  (1,464,437)  (2,485,788)  (2,054,286)  (2,220,999)  (3,053,326)  (3,003,846)
  1,952,584       938,259     (828,168)    (952,862)  (1,351,907)    (440,957)   1,258,771   (2,744,770)
 45,075,878    44,137,619   12,261,191   13,214,053   14,457,211   14,898,168   17,713,193   20,457,963
$47,028,462   $45,075,878  $11,433,023  $12,261,191  $13,105,304  $14,457,211  $18,971,964  $17,713,193

    741,456     1,334,182       26,219       25,616       30,199       64,693        7,870       46,026
   (641,621)   (1,539,590)     (72,244)    (121,628)    (119,531)    (176,178)    (112,441)    (158,324)
     99,835      (205,408)     (46,025)     (96,012)     (89,332)    (111,485)    (104,571)    (112,298)

--------------------------

        Federated
    Managed Tail Risk
       Fund II --
     Primary Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


     $9,873      $20,035
   (144,286)    (189,455)
    598,990     (176,114)
         --           --
    464,577     (345,534)

      7,167        2,680
   (160,862)     (65,343)
   (503,979)    (535,953)
     (8,398)     (10,543)
    (24,936)     (11,465)
   (691,008)    (620,624)
   (226,431)    (966,158)
  5,283,976    6,250,134
 $5,057,545   $5,283,976

     15,627       19,021
    (77,361)     (76,861)
    (61,734)     (57,840)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Federated Insurance
                                            Series (continued)        Fidelity(R) Variable Insurance Products Fund
                                         ------------------------- ---------------------------------------------------

                                                                              VIP                       VIP
                                                 Federated             Asset Manager/SM/         Asset Manager/SM/
                                            Managed Volatility           Portfolio --              Portfolio --
                                                  Fund II                Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $146,153     $211,073     $271,362      $99,071     $(21,524)    $(57,095)
Net realized gain (loss) on investments       54,941      (68,905)      98,303      130,036      (14,473)      45,982
Change in unrealized appreciation
(depreciation) on investments                665,679      186,922      (32,575)  (1,498,574)     (57,852)    (298,458)
Capital gain distribution                         --           --    5,017,973    2,028,815      836,573      377,030
Increase (decrease) in net assets from
operations                                   866,773      329,090    5,355,063      759,348      742,724       67,459

From capital transactions (note 4):
Net premiums                                     360          360       86,999      288,920          408          408
Death benefits                               (83,169)    (201,909)    (879,039)  (1,248,804)          --      (34,052)
Surrenders                                  (567,163)    (670,285)  (4,180,102)  (3,967,589)  (1,053,708)    (701,980)
Administrative expenses                       (8,838)     (10,413)     (38,371)     (43,125)     (11,108)     (13,782)
Transfers between subaccounts
(including fixed account), net              (122,211)    (224,799)    (776,107)    (479,835)  (1,160,658)    (750,121)
Increase (decrease) in net assets from
capital transactions                        (781,021)  (1,107,046)  (5,786,620)  (5,450,433)  (2,225,066)  (1,499,527)
Increase (decrease) in net assets             85,752     (777,956)    (431,557)  (4,691,085)  (1,482,342)  (1,432,068)
Net assets at beginning of year            5,631,215    6,409,171   44,750,829   49,441,914    7,542,431    8,974,499
Net assets at end of year                 $5,716,967   $5,631,215  $44,319,272  $44,750,829   $6,060,089   $7,542,431

Change in units (note 5):
Units purchased                                4,467        6,628        9,943       32,902       25,523       31,826
Units redeemed                               (41,930)     (62,633)    (143,408)    (163,559)    (166,466)    (132,152)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (37,463)     (56,005)    (133,465)    (130,657)    (140,943)    (100,326)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Fidelity(R) Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------------
                                                                                               VIP
           VIP                          VIP                         VIP                  Dynamic Capital
        Balanced                   Contrafund(R)               Contrafund(R)              Appreciation
      Portfolio --                 Portfolio --                Portfolio --               Portfolio --
     Service Class 2               Initial Class              Service Class 2            Service Class 2
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(418,316)     $(473,727)    $(480,684)    $(690,584)  $(1,175,391)  $(1,978,029)    $(21,826)    $(20,192)
  1,656,279        693,387     5,271,110     3,093,756     5,532,883    16,380,470       86,529       29,236
  6,000,747      1,170,468     9,014,818    (4,745,020)   13,474,659   (23,896,418)     249,855     (104,087)
  1,786,068      1,703,430     5,653,190     8,724,390     7,290,931    17,474,342      159,055      106,029
  9,024,778      3,093,558    19,458,434     6,382,542    25,123,082     7,980,365      473,613       10,986

     61,880        217,269        85,654        27,347     1,305,085       837,649          550          550
     77,308          3,192    (2,056,435)   (1,365,279)     (402,109)     (508,703)        (546)      (4,124)
 (6,155,516)    (8,155,519)  (12,480,284)  (10,998,041)  (12,838,916)  (14,991,503)    (215,221)    (223,094)
   (354,530)      (345,299)     (131,147)     (147,190)     (776,657)   (1,053,245)      (8,243)      (8,227)
 (1,020,103)     2,768,370    (3,253,482)   (2,991,604)   14,801,442   (88,135,131)    (146,004)    (138,850)
 (7,390,961)    (5,511,987)  (17,835,694)  (15,474,767)    2,088,845  (103,850,933)    (369,464)    (373,745)
  1,633,817     (2,418,429)    1,622,740    (9,092,225)   27,211,927   (95,870,568)     104,149     (362,759)
 67,007,724     69,426,153   104,523,209   113,615,434   121,938,117   217,808,685    2,361,729    2,724,488
$68,641,541    $67,007,724  $106,145,949  $104,523,209  $149,150,044  $121,938,117   $2,465,878   $2,361,729

    352,190      1,048,220        57,033        65,426     1,605,935     1,513,269        1,328        2,090
   (809,022)    (1,443,558)     (449,907)     (431,540)   (1,262,887)   (8,482,569)     (14,712)     (18,973)
   (456,832)      (395,338)     (392,874)     (366,114)      343,048    (6,969,300)     (13,384)     (16,883)

--------------------------

           VIP
      Equity-Income
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $245,148     $713,481
  1,059,403     (693,924)
  5,943,354    7,130,949
  1,748,239    5,475,755
  8,996,144   12,626,261

    139,946       46,635
 (1,185,539)  (1,728,938)
 (9,744,727)  (8,698,023)
    (86,274)     (97,833)
 (1,053,446)    (914,623)
(11,930,040) (11,392,782)
 (2,933,896)   1,233,479
 86,519,853   85,286,374
$83,585,957  $86,519,853

     36,888       68,238
   (296,843)    (310,210)
   (259,955)    (241,972)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                    VIP                       VIP                       VIP
                                               Equity-Income            Growth & Income           Growth & Income
                                               Portfolio --              Portfolio --              Portfolio --
                                              Service Class 2            Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(12,050)   $(226,570)    $(39,320)     $44,487     $(92,037)     $29,393
Net realized gain (loss) on investments      964,680   (1,235,103)     997,758      764,684      873,126    1,037,002
Change in unrealized appreciation
(depreciation) on investments              5,448,613    5,323,595    1,477,534      636,679    1,336,341      413,515
Capital gain distribution                  1,275,369    6,568,306      502,950    1,240,097      448,819      909,366
Increase (decrease) in net assets from
operations                                 7,676,612   10,430,228    2,938,922    2,685,947    2,566,249    2,389,276

From capital transactions (note 4):
Net premiums                                 132,179      171,312        2,475        1,002       57,389      157,695
Death benefits                              (549,651)    (158,859)    (223,320)    (521,787)      (4,554)     (58,448)
Surrenders                                (6,446,849)  (7,263,975)  (2,078,591)  (1,868,697)  (1,476,714)  (1,529,327)
Administrative expenses                     (353,097)    (423,536)     (32,307)     (34,435)     (60,019)     (58,465)
Transfers between subaccounts
(including fixed account), net            24,930,153  (53,048,655)    (224,888)    (300,626)  (1,699,016)   3,730,414
Increase (decrease) in net assets from
capital transactions                      17,712,735  (60,723,713)  (2,556,631)  (2,724,543)  (3,182,914)   2,241,869
Increase (decrease) in net assets         25,389,347  (50,293,485)     382,291      (38,596)    (616,665)   4,631,145
Net assets at beginning of year           52,128,872  102,422,357   20,833,874   20,872,470   19,602,200   14,971,055
Net assets at end of year                $77,518,219  $52,128,872  $21,216,165  $20,833,874  $18,985,535  $19,602,200

Change in units (note 5):
Units purchased                            2,092,152    1,102,852       24,842       36,637       69,100      791,986
Units redeemed                              (742,874)  (5,634,908)    (132,914)    (163,593)    (256,895)    (631,066)
Net increase (decrease) in units from
capital transactions with contract
owners                                     1,349,278   (4,532,056)    (108,072)    (126,956)    (187,795)     160,920

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                         VIP
         Growth                      Growth                      VIP                       VIP
      Opportunities               Opportunities                Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --              Portfolio --
      Initial Class              Service Class 2            Initial Class            Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(111,583)     $(104,138)    $(57,491)   $(468,231)   $(677,191)   $(730,334)   $(269,990)   $(259,040)
    604,602        612,573       91,748     (329,066)   3,967,887    2,898,714    1,211,803      962,397
    946,810       (915,182)     514,295   (2,056,659)   9,302,913   (8,223,943)   2,722,801   (3,866,413)
  1,256,491        203,503      572,056    1,048,670    4,289,384    5,524,531    1,266,200    2,131,079
  2,696,320       (203,244)   1,120,608   (1,805,286)  16,882,993     (531,032)   4,930,814   (1,031,977)

     68,810            240        7,619       47,419       33,866      148,260       78,294       82,220
   (131,495)      (662,638)    (333,627)     (50,097)    (708,416)    (585,718)    (447,595)    (172,070)
 (1,023,289)      (773,541)    (350,628)  (2,808,031)  (6,584,668)  (5,653,434)  (1,971,799)  (1,592,173)
    (12,471)       (14,413)     (23,890)    (231,010)     (61,433)     (65,462)     (55,021)     (45,139)
     38,321       (602,422)    (546,006) (44,195,968)    (670,935)    (620,553)   3,628,324   (5,360,782)
 (1,060,124)    (2,052,774)  (1,246,532) (47,237,687)  (7,991,586)  (6,776,907)   1,232,203   (7,087,944)
  1,636,196     (2,256,018)    (125,924) (49,042,973)   8,891,407   (7,307,939)   6,163,017   (8,119,921)
  8,601,083     10,857,101    4,002,498   53,045,471   53,604,296   60,912,235   15,246,424   23,366,345
$10,237,279     $8,601,083   $3,876,574   $4,002,498  $62,495,703  $53,604,296  $21,409,441  $15,246,424

     31,659          7,982        7,245      579,483       35,519       32,152      249,115       54,351
    (80,867)      (120,033)     (72,701)  (3,553,722)    (221,658)    (220,061)    (237,227)    (511,958)
    (49,208)      (112,051)     (65,456)  (2,974,239)    (186,139)    (187,909)      11,888     (457,607)

----------------------------
            VIP
        Investment
        Grade Bond
       Portfolio --
      Service Class 2
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2017          2016
---------------------------


    $547,329      $746,001
    (450,784)     (645,378)
   2,167,226     3,050,173
     615,806        62,848
   2,879,577     3,213,644

     263,884       223,255
    (326,553)     (219,941)
 (14,925,390)  (15,610,930)
  (1,098,409)   (1,158,993)
  (2,373,404)   14,618,797
 (18,459,872)   (2,147,812)
 (15,580,295)    1,065,832
 137,125,606   136,059,774
$121,545,311  $137,125,606

     957,509     3,337,085
  (2,401,367)   (3,537,286)
  (1,443,858)     (200,201)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------------
                                                    VIP                        VIP                        VIP
                                                  Mid Cap                    Mid Cap                   Overseas
                                               Portfolio --               Portfolio --               Portfolio --
                                               Initial Class             Service Class 2             Initial Class
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                              2017         2016        2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)                $(5)        $(24)    $(1,492,205)  $(1,534,564)      $7,376         $927
Net realized gain (loss) on investments         30           (1)      3,510,520      (445,675)     521,065      172,235
Change in unrealized appreciation
(depreciation) on investments                1,640          521      14,009,816     6,457,169    3,667,489   (1,383,608)
Capital gain distribution                      527          620       6,328,394     7,501,745       15,545       27,260
Increase (decrease) in net assets from
operations                                   2,192        1,116      22,356,525    11,978,675    4,211,475   (1,183,186)

From capital transactions (note 4):
Net premiums                                   240          240         755,608       552,723        6,131       48,603
Death benefits                                  --           --        (906,813)     (319,855)    (419,103)    (182,569)
Surrenders                                      --         (698)    (13,955,470)  (12,515,306)  (1,795,425)  (1,867,107)
Administrative expenses                         --           --        (680,871)     (598,582)     (21,654)     (22,894)
Transfers between subaccounts
(including fixed account), net                (133)           2     (12,193,815)   15,065,202      230,115     (633,550)
Increase (decrease) in net assets from
capital transactions                           107         (456)    (26,981,361)    2,184,182   (1,999,936)  (2,657,517)
Increase (decrease) in net assets            2,299          660      (4,624,836)   14,162,857    2,211,539   (3,840,703)
Net assets at beginning of year             10,990       10,330     134,193,213   120,030,356   15,402,955   19,243,658
Net assets at end of year                  $13,289      $10,990    $129,568,377  $134,193,213  $17,614,494  $15,402,955

Change in units (note 5):
Units purchased                                  6            9         280,057     1,596,326       39,644       30,849
Units redeemed                                  (3)         (22)     (1,230,162)   (1,441,024)    (111,988)    (138,051)
Net increase (decrease) in units from
capital transactions with contract
owners                                           3          (13)       (950,105)      155,302      (72,344)    (107,202)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Fidelity(R) Variable
 Insurance Products Fund
       (continued)                                   Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------
                                   Franklin                                              Franklin
           VIP                  Founding Funds                Franklin                   Large Cap
    Value Strategies              Allocation                   Income                     Growth
      Portfolio --                VIP Fund --                VIP Fund --                VIP Fund --
     Service Class 2            Class 2 Shares             Class 2 Shares             Class 2 Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016           2017         2016
-----------------------------------------------------------------------------------------------------------


    $(7,593)     $(18,023)    $551,008   $1,514,162    $6,770,182    $9,992,933     $(1,567)     $(2,927)
     74,076        87,069     (183,017)  (2,334,725)    2,693,829    (3,089,747)      4,445        2,417
   (295,632)      118,628    3,495,190    6,108,152    13,213,794    29,429,386      23,700       (9,253)
    655,723            --    2,939,896    2,489,902            --            --      13,843        3,268
    426,574       187,674    6,803,077    7,777,491    22,677,805    36,332,572      40,421       (6,495)

        122        10,485       62,383      282,562       153,634       491,241          --           --
     (6,574)        2,584     (453,526)     (71,053)   (1,227,358)     (663,162)         --           --
   (272,815)     (276,151)  (7,277,680)  (7,970,871)  (34,615,865)  (38,087,142)    (11,014)     (20,606)
     (7,522)       (7,708)    (481,582)    (515,535)   (1,211,176)   (1,274,012)       (428)        (838)
   (223,441)     (206,679)  (2,323,368)  (4,844,105)   (9,284,928)  (22,283,122)    (21,349)     (22,323)
   (510,230)     (477,469) (10,473,773) (13,119,002)  (46,185,693)  (61,816,197)    (32,791)     (43,767)
    (83,656)     (289,795)  (3,670,696)  (5,341,511)  (23,507,888)  (25,483,625)      7,630      (50,262)
  2,692,785     2,982,580   73,691,880   79,033,391   322,403,562   347,887,187     168,462      218,724
 $2,609,129    $2,692,785  $70,021,184  $73,691,880  $298,895,674  $322,403,562    $176,092     $168,462

      5,765         6,606      281,075    1,291,585       714,387     2,406,215          34          257
    (30,362)      (33,596)  (1,129,671)  (2,495,993)   (3,719,433)   (6,955,188)     (1,545)      (2,503)
    (24,597)      (26,990)    (848,596)  (1,204,408)   (3,005,046)   (4,548,973)     (1,511)      (2,246)



--------------------------

        Franklin
      Mutual Shares
       VIP Fund --
     Class 2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $109,362      $66,768
    462,665      458,380
   (169,534)     312,273
    648,153    1,280,881
  1,050,646    2,118,302

     58,230       79,553
    (65,891)     (54,394)
 (1,101,492)  (1,327,527)
    (78,152)     (76,092)
   (562,687)    (661,818)
 (1,749,992)  (2,040,278)
   (699,346)      78,024
 16,317,531   16,239,507
$15,618,185  $16,317,531

     35,128       70,461
   (127,795)    (197,854)
    (92,667)    (127,393)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                   Foreign                 Global Bond
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 1 Shares            Class 2 Shares            Class 1 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $92,594      $49,234      $3,421        $1,742     $(85,021)    $(91,735)
Net realized gain (loss) on investments       27,490     (149,538)     19,505       (38,598)     (45,336)    (136,826)
Change in unrealized appreciation
(depreciation) on investments                911,438      387,141      88,903        75,524      180,925      321,035
Capital gain distribution                         --      118,187          --        18,455       20,084        5,684
Increase (decrease) in net assets from
operations                                 1,031,522      405,024     111,829        57,123       70,652       98,158

From capital transactions (note 4):
Net premiums                                   3,395        3,725          --            --       18,463        2,195
Death benefits                              (129,549)       4,944      (6,574)       (8,147)    (104,342)       9,263
Surrenders                                (1,136,063)    (763,243)    (86,509)      (82,484)    (790,958)    (664,942)
Administrative expenses                      (12,839)     (12,899)     (1,241)       (1,894)      (9,920)     (11,538)
Transfers between subaccounts
(including fixed account), net               293,024      250,398    (370,650)      (31,103)     (34,665)    (253,273)
Increase (decrease) in net assets from
capital transactions                        (982,032)    (517,075)   (464,974)     (123,628)    (921,422)    (918,295)
Increase (decrease) in net assets             49,490     (112,051)   (353,145)      (66,505)    (850,770)    (820,137)
Net assets at beginning of year            7,303,105    7,415,156   1,034,939     1,101,444    6,647,862    7,467,999
Net assets at end of year                 $7,352,595   $7,303,105    $681,794    $1,034,939   $5,797,092   $6,647,862

Change in units (note 5):
Units purchased                               31,558       52,955       6,160        40,546       23,722        9,283
Units redeemed                               (96,456)     (92,616)    (39,990)      (49,972)     (73,270)     (62,339)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (64,898)     (39,661)    (33,830)       (9,426)     (49,548)     (53,056)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Franklin Templeton
   Variable Insurance
Products Trust (continued)                     Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
        Templeton                 Goldman Sachs              Goldman Sachs             Goldman Sachs
         Growth                 Government Money               Large Cap                  Mid Cap
       VIP Fund --               Market Fund --              Value Fund --             Value Fund --
     Class 2 Shares              Service Shares          Institutional Shares      Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


     $5,890       $46,838   $(1,392,501)  $(2,087,134)     $10,029      $45,445    $(411,457)    $(22,257)
    251,449        51,406            --            --      (30,095)    (251,364)   1,143,437      (68,173)
  1,412,343       188,113            --            --     (620,050)     817,230    1,052,214    4,736,554
         --       354,190            --            --    1,214,491       74,358    2,171,291       24,259
  1,669,682       640,547    (1,392,501)   (2,087,134)     574,375      685,669    3,955,485    4,670,383

     90,857         2,016       165,769       252,019        2,175           --      380,562       36,279
    (18,941)      (32,189)  (86,352,964)  (68,816,128)    (102,988)     (43,323)    (297,862)    (347,178)
   (761,225)     (715,766)  (49,651,362)  (46,886,522)    (808,346)  (1,059,788)  (4,708,444)  (3,331,700)
    (55,199)      (49,448)     (320,619)     (332,242)     (12,086)     (12,955)     (95,600)     (77,203)
  1,834,074      (562,906)  129,524,722   111,673,309      (37,587)    (427,525) (11,261,087)   7,883,927
  1,089,566    (1,358,293)   (6,634,454)   (4,109,564)    (958,832)  (1,543,591) (15,982,431)   4,164,125
  2,759,248      (717,746)   (8,026,955)   (6,196,698)    (384,457)    (857,922) (12,026,946)   8,834,508
  8,798,294     9,516,040   132,975,565   139,172,263    7,464,157    8,322,079   51,961,208   43,126,700
$11,557,542    $8,798,294  $124,948,610  $132,975,565   $7,079,700   $7,464,157  $39,934,262  $51,961,208

    231,424        82,207    19,596,963    19,076,856       15,158        8,512       54,294      495,792
   (136,612)     (216,902)  (20,303,837)  (19,530,206)     (70,140)    (108,152)    (683,925)    (209,215)
     94,812      (134,695)     (706,874)     (453,350)     (54,982)     (99,640)    (629,631)     286,577


JPMorgan Insurance Trust
-------------------------
        JPMorgan
     Insurance Trust
        Core Bond
  Portfolio -- Class 1
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $25,249      $30,293
    (14,160)     (16,795)
     52,481       (2,731)
         --           --
     63,570       10,767

         --           --
    (43,427)     (29,430)
   (340,060)    (351,878)
     (6,322)      (5,393)
    (35,020)     284,630
   (424,829)    (102,071)
   (361,259)     (91,304)
  3,767,632    3,858,936
 $3,406,373   $3,767,632

     29,041      133,448
    (59,689)    (140,825)
    (30,648)      (7,377)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 JPMorgan                  JPMorgan                  JPMorgan
                                              Insurance Trust           Insurance Trust           Insurance Trust
                                             Intrepid Mid Cap            Mid Cap Value            Small Cap Core
                                           Portfolio -- Class 1      Portfolio -- Class 1      Portfolio -- Class 1
                                         ------------------------- ------------------------- -------------------------
                                         Period from
                                         January 1 to  Year ended   Year ended   Year ended   Year ended   Year ended
                                           May 19,    December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(1,973)     $(3,899)     $(1,867)      $(786)      $(3,443)     $(2,125)
Net realized gain (loss) on investments      32,261       12,079        9,475       5,146        16,423        4,951
Change in unrealized appreciation
(depreciation) on investments               (17,707)     (12,795)       5,550       2,246        13,006       34,607
Capital gain distribution                        --       36,847       13,603       5,009         1,562          607
Increase (decrease) in net assets from
operations                                   12,581       32,232       26,761      11,615        27,548       38,040

From capital transactions (note 4):
Net premiums                                     --           --           --          --            --           --
Death benefits                                   --       (3,616)      (2,278)         --        (3,230)          --
Surrenders                                  (17,648)     (28,584)     (20,725)     (9,319)      (28,407)     (11,023)
Administrative expenses                        (125)        (323)        (429)       (360)         (211)        (160)
Transfers between subaccounts
(including fixed account), net             (326,969)     (32,431)     196,965      (3,822)      (18,934)     197,065
Increase (decrease) in net assets from
capital transactions                       (344,742)     (64,954)     173,533     (13,501)      (50,782)     185,882
Increase (decrease) in net assets          (332,161)     (32,722)     200,294      (1,886)      (23,234)     223,922
Net assets at beginning of year             332,161      364,883       94,678      96,564       231,315        7,393
Net assets at end of year                       $--     $332,161     $294,972     $94,678      $208,081     $231,315

Change in units (note 5):
Units purchased                                 430        9,497       16,776          98         1,663       15,879
Units redeemed                              (19,956)     (13,549)      (4,693)       (587)       (4,003)      (2,942)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (19,526)      (4,052)      12,083        (489)       (2,340)      12,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

JPMorgan Insurance Trust
       (continued)                                                    Janus Aspen Series
----------------------------------------------------------------------------------------------------------
        JPMorgan                     Janus                      Janus                      Janus
     Insurance Trust               Henderson                  Henderson                  Henderson
       U.S. Equity           Balanced Portfolio --      Balanced Portfolio --     Enterprise Portfolio --
  Portfolio -- Class 1       Institutional Shares          Service Shares          Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016          2017         2016
-----------------------------------------------------------------------------------------------------------


   $(11,519)     $(10,402)    $117,787     $562,985     $(432,932)     $143,262    $(381,772)   $(583,883)
    100,473       141,359    2,439,512    1,563,592     3,184,487     2,229,399    3,463,502    2,793,016
    116,687       (69,312)   8,532,626   (1,147,616)   12,735,340    (1,458,305)   4,906,631   (1,116,901)
     11,652        39,060      146,950    1,090,811       203,380     1,512,829    2,779,409    3,561,098
    217,293       100,705   11,236,875    2,069,772    15,690,275     2,427,185   10,767,770    4,653,330

         --            --        5,716       19,027       234,121       659,032        8,793        7,922
    (16,209)      (10,734)  (1,255,222)  (1,372,397)     (139,802)     (314,270)    (988,315)    (211,917)
   (139,378)      (95,706)  (8,664,498)  (8,800,644)  (10,652,017)  (10,834,740)  (5,717,150)  (5,265,262)
     (1,847)       (1,688)     (97,385)    (111,752)     (457,795)     (470,078)     (64,587)     (69,938)
   (127,049)       45,065     (169,826)  (1,005,082)     (511,254)   (3,006,241)    (689,446)    (397,295)
   (284,483)      (63,063) (10,181,215) (11,270,848)  (11,526,747)  (13,966,297)  (7,450,705)  (5,936,490)
    (67,190)       37,642    1,055,660   (9,201,076)    4,163,528   (11,539,112)   3,317,065   (1,283,160)
  1,195,808     1,158,166   71,783,063   80,984,139   103,508,492   115,047,604   45,233,085   46,516,245
 $1,128,618    $1,195,808  $72,838,723  $71,783,063  $107,672,020  $103,508,492  $48,550,150  $45,233,085

      2,090        30,415       38,403       74,415       317,058       805,237       26,164       46,628
    (14,758)      (33,726)    (316,023)    (393,955)     (925,655)   (1,594,294)    (186,172)    (205,278)
    (12,668)       (3,311)    (277,620)    (319,540)     (608,597)     (789,057)    (160,008)    (158,650)


--------------------------
          Janus
        Henderson
 Enterprise Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $(52,629)    $(70,611)
    287,130      183,033
    609,565      (56,660)
    327,771      387,369
  1,171,837      443,131

      1,287        1,097
    (58,741)      52,943
   (357,883)    (377,431)
     (9,080)      (8,325)
    (32,829)     (45,899)
   (457,246)    (377,615)
    714,591       65,516
  4,823,600    4,758,084
 $5,538,191   $4,823,600

     24,878       23,654
    (57,918)     (50,936)
    (33,040)     (27,282)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                   Janus
                                                 Henderson                   Janus                     Janus
                                               Flexible Bond               Henderson                 Henderson
                                               Portfolio --           Forty Portfolio --        Forty Portfolio --
                                           Institutional Shares      Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $169,182     $219,365    $(513,090)   $(499,034)   $(335,849)   $(782,356)
Net realized gain (loss) on investments     (150,802)     (72,693)     717,126      149,583      191,593   (1,939,882)
Change in unrealized appreciation
(depreciation) on investments                265,123       54,178    6,556,257   (4,028,245)   5,144,342   (3,954,748)
Capital gain distribution                         --           --    1,870,160    4,527,856      726,213    6,920,071
Increase (decrease) in net assets from
operations                                   283,503      200,850    8,630,453      150,160    5,726,299      243,085

From capital transactions (note 4):
Net premiums                                   1,980        4,690        6,032       28,737       37,524      448,710
Death benefits                              (234,543)     (91,482)    (917,348)    (970,812)    (153,130)     (39,902)
Surrenders                                (1,574,688)  (1,748,446)  (3,983,932)  (3,776,898)  (2,399,414)  (4,989,301)
Administrative expenses                      (18,196)     (23,137)     (50,019)     (54,512)    (111,350)    (323,500)
Transfers between subaccounts
(including fixed account), net            (1,683,153)      71,333     (479,196)    (281,196) (27,246,315)  (7,051,421)
Increase (decrease) in net assets from
capital transactions                      (3,508,600)  (1,787,042)  (5,424,463)  (5,054,681) (29,872,685) (11,955,414)
Increase (decrease) in net assets         (3,225,097)  (1,586,192)   3,205,990   (4,904,521) (24,146,386) (11,712,329)
Net assets at beginning of year           14,878,226   16,464,418   32,376,036   37,280,557   37,014,533   48,726,862
Net assets at end of year                $11,653,129  $14,878,226  $35,582,026  $32,376,036  $12,868,147  $37,014,533

Change in units (note 5):
Units purchased                               29,691       45,155       30,883       37,253       46,149      653,842
Units redeemed                              (163,701)    (122,045)    (171,262)    (191,243)  (1,703,952)  (1,182,061)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (134,010)     (76,890)    (140,379)    (153,990)  (1,657,803)    (528,219)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------
          Janus                       Janus                     Janus
        Henderson                   Henderson                 Henderson                   Janus
     Global Research             Global Research          Global Technology             Henderson
      Portfolio --                Portfolio --              Portfolio --          Overseas Portfolio --
  Institutional Shares           Service Shares            Service Shares         Institutional Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(248,616)     $(134,644)    $(30,810)    $(21,644)    $(77,774)    $(78,021)     $42,897     $699,510
  2,415,529      1,476,408      261,371      155,191      708,180      214,026   (1,392,153)  (1,625,403)
  7,424,646     (1,175,004)     558,030     (128,227)   1,547,467      311,594    7,169,264   (1,774,392)
         --             --           --           --      433,855      205,287           --      677,839
  9,591,559        166,760      788,591        5,320    2,611,728      652,886    5,820,008   (2,022,446)

     17,346         48,246        1,168       12,945        8,436        2,277        3,668        6,056
   (841,092)      (417,202)     (70,551)    (148,776)     (22,004)      78,234     (460,127)    (218,290)
 (4,285,848)    (4,011,386)    (457,580)    (310,756)    (873,778)    (572,262)  (2,493,291)  (1,635,397)
    (47,569)       (54,168)      (5,504)      (5,629)     (16,290)     (13,189)     (32,046)     (35,546)
   (764,830)      (772,210)      58,088       27,317      797,363       90,170     (477,364)    (244,799)
 (5,921,993)    (5,206,720)    (474,379)    (424,899)    (106,273)    (414,770)  (3,459,160)  (2,127,976)
  3,669,566     (5,039,960)     314,212     (419,579)   2,505,455      238,116    2,360,848   (4,150,422)
 40,317,046     45,357,006    3,384,079    3,803,658    5,893,134    5,655,018   21,291,097   25,441,519
$43,986,612    $40,317,046   $3,698,291   $3,384,079   $8,398,589   $5,893,134  $23,651,945  $21,291,097

     23,075         29,381       22,153       12,037      174,782       74,135       24,948       28,419
   (218,403)      (239,430)     (72,968)     (62,000)    (176,931)    (123,585)    (149,725)    (117,158)
   (195,328)      (210,049)     (50,815)     (49,963)      (2,149)     (49,450)    (124,777)     (88,739)

--------------------------

          Janus
        Henderson
  Overseas Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


       $323      $82,029
    (34,706)    (252,135)
    669,836     (231,935)
         --       85,617
    635,453     (316,424)

         --           --
    (27,540)      (3,989)
   (236,809)    (718,002)
     (5,212)      (5,773)
    (80,693)    (169,091)
   (350,254)    (896,855)
    285,199   (1,213,279)
  2,325,985    3,539,264
 $2,611,184   $2,325,985

        261           --
    (25,627)     (86,561)
    (25,366)     (86,561)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Legg Mason Partners
                                                   Janus Aspen Series (continued)              Variable Equity Trust
                                         --------------------------------------------------- -------------------------
                                                   Janus                     Janus                  ClearBridge
                                                 Henderson                 Henderson            Variable Aggressive
                                           Research Portfolio --     Research Portfolio --      Growth Portfolio --
                                           Institutional Shares         Service Shares               Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(437,873)   $(382,417)    $(47,621)    $(43,234)   $(103,574)   $(132,844)
Net realized gain (loss) on investments    1,949,963    1,278,296      220,485      130,205      184,040   (2,191,325)
Change in unrealized appreciation
(depreciation) on investments              7,964,108   (4,078,605)     610,285     (361,953)     503,861      905,002
Capital gain distribution                    406,828    2,637,466       35,074      230,278      427,531      407,496
Increase (decrease) in net assets from
operations                                 9,883,026     (545,260)     818,223      (44,704)   1,011,858   (1,011,671)

From capital transactions (note 4):
Net premiums                                  81,150       28,638           37           14       35,261      135,504
Death benefits                              (388,154)    (936,019)      31,783       70,099     (515,019)      48,330
Surrenders                                (5,331,353)  (5,233,888)    (544,329)    (389,169)    (584,541)    (993,684)
Administrative expenses                      (57,190)     (66,291)      (5,377)      (6,230)     (30,357)     (35,776)
Transfers between subaccounts
(including fixed account), net              (877,571)    (677,905)    (115,152)    (106,646)  (1,411,096) (12,308,223)
Increase (decrease) in net assets from
capital transactions                      (6,573,118)  (6,885,465)    (633,038)    (431,932)  (2,505,752) (13,153,849)
Increase (decrease) in net assets          3,309,908   (7,430,725)     185,185     (476,636)  (1,493,894) (14,165,520)
Net assets at beginning of year           40,553,295   47,984,020    3,428,698    3,905,334    7,729,429   21,894,949
Net assets at end of year                $43,863,203  $40,553,295   $3,613,883   $3,428,698   $6,235,535   $7,729,429

Change in units (note 5):
Units purchased                               31,838       29,098       10,415       25,408       11,614      224,086
Units redeemed                              (254,080)    (304,022)     (59,875)     (64,085)     (91,234)    (714,083)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (222,242)    (274,924)     (49,460)     (38,677)     (79,620)    (489,997)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

            Legg Mason Partners Variable Equity Trust (continued)
-------------------------------------------------------------------------------
       ClearBridge                ClearBridge               ClearBridge
    Variable Dividend          Variable Dividend     Variable Large Cap Value
  Strategy Portfolio --      Strategy Portfolio --         Portfolio --
         Class I                   Class II                   Class I
-------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016
-------------------------------------------------------------------------------


       $588        $3,902     $(37,209)    $(13,441)    $(11,067)     $(3,690)
    266,685       285,945      312,940      349,762      452,676     (513,013)
    510,179       301,111    1,160,446      375,470    1,030,284    1,676,323
         --            --           --           --      484,666      303,108
    777,452       590,958    1,436,177      711,791    1,956,559    1,462,728

         --        49,995      102,158        1,099       31,795        4,184
    (16,479)     (189,587)    (179,689)      (6,924)    (210,565)    (106,437)
   (568,953)     (552,674)    (557,423)    (901,025)  (1,476,188)  (1,488,820)
     (8,560)       (8,775)     (23,809)     (12,381)     (39,770)     (39,930)
    (51,548)      411,960      802,462    2,914,945    1,503,950   (3,601,658)
   (645,540)     (289,081)     143,699    1,995,714     (190,778)  (5,232,661)
    131,912       301,877    1,579,876    2,707,505    1,765,781   (3,769,933)
  4,858,837     4,556,960    8,381,196    5,673,691   15,224,335   18,994,268
 $4,990,749    $4,858,837   $9,961,072   $8,381,196  $16,990,116  $15,224,335

     17,377        84,032       89,201      248,195      182,467       48,453
    (57,530)     (104,248)     (80,528)    (118,023)    (138,255)    (520,842)
    (40,153)      (20,216)       8,673      130,172       44,212     (472,389)

          MFS(R) Variable Insurance Trust
---------------------------------------------------
         MFS(R)                    MFS(R)
     Investors Trust            New Discovery
    Series -- Service         Series -- Service
      Class Shares              Class Shares
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(55,995)    $(53,462)   $(214,007)   $(190,969)
    256,182      215,218      167,558     (316,065)
    651,866     (415,337)   2,784,673      706,160
    219,532      597,647      282,065      594,759
  1,071,585      344,066    3,020,289      793,885

      3,814        2,614        6,156        2,815
     11,173       (9,558)    (201,356)      58,263
   (510,643)    (625,004)  (1,285,210)  (1,522,087)
    (13,265)     (12,739)     (30,226)     (27,715)
     85,178     (123,380)     774,794     (665,942)
   (423,743)    (768,067)    (735,842)  (2,154,666)
    647,842     (424,001)   2,284,447   (1,360,781)
  5,308,897    5,732,898   12,301,012   13,661,793
 $5,956,739   $5,308,897  $14,585,459  $12,301,012

     21,723        7,021       88,995       32,013
    (45,735)     (56,492)    (104,447)    (158,941)
    (24,012)     (49,471)     (15,452)    (126,928)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                             MFS(R) Variable Insurance
                                             MFS(R) Variable Insurance Trust (continued)             Trust II
                                         --------------------------------------------------- -------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 Massachusetts
                                               Total Return                Utilities          Investors Growth Stock
                                             Series -- Service         Series -- Service       Portfolio -- Service
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017        2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $118,821     $383,502     $389,455     $366,844     $(92,319)    $(88,334)
Net realized gain (loss) on investments    1,170,514    1,655,255      418,144      307,230        1,211     (119,635)
Change in unrealized appreciation
(depreciation) on investments              1,909,747     (569,702)   1,243,268      914,355    1,512,665     (370,071)
Capital gain distribution                  1,307,932    1,593,507           --      425,160      417,438      880,331
Increase (decrease) in net assets from
operations                                 4,507,014    3,062,562    2,050,867    2,013,589    1,838,995      302,291

From capital transactions (note 4):
Net premiums                                  68,483      214,943       24,104       79,175        8,798       15,148
Death benefits                              (171,573)     (45,730)     (42,976)     (86,710)     (81,314)      29,457
Surrenders                                (4,161,033)  (6,169,362)  (2,006,105)  (1,572,548)    (739,082)    (769,573)
Administrative expenses                     (216,406)    (212,580)     (47,969)     (57,423)     (16,747)     (15,415)
Transfers between subaccounts
(including fixed account), net            (1,378,510)   3,719,429   (1,456,663)    (925,699)     (97,572)     499,610
Increase (decrease) in net assets from
capital transactions                      (5,859,039)  (2,493,300)  (3,529,609)  (2,563,205)    (925,917)    (240,773)
Increase (decrease) in net assets         (1,352,025)     569,262   (1,478,742)    (549,616)     913,078       61,518
Net assets at beginning of year           48,180,165   47,610,903   16,771,890   17,321,506    7,378,626    7,317,108
Net assets at end of year                $46,828,140  $48,180,165  $15,293,148  $16,771,890   $8,291,704   $7,378,626

Change in units (note 5):
Units purchased                              129,903      656,771       27,487      204,468       33,120       94,789
Units redeemed                              (508,611)    (840,047)    (164,056)    (294,043)    (112,359)    (118,887)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (378,708)    (183,276)    (136,569)     (89,575)     (79,239)     (24,098)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

MFS(R) Variable Insurance
  Trust II (continued)                                      Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
         MFS(R)                  Oppenheimer               Oppenheimer               Oppenheimer               Oppenheimer
    Strategic Income        Capital Appreciation      Capital Appreciation      Conservative Balanced     Conservative Balanced
  Portfolio -- Service           Fund/VA --                Fund/VA --                Fund/VA --                Fund/VA --
      Class Shares           Non-Service Shares          Service Shares          Non-Service Shares          Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
     2017         2016        2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


     $924         $467      $(332,282)   $(287,508)    $(71,191)    $(71,036)     $66,096     $116,614     $(37,598)     $55,490
       95          (30)     1,188,652      755,026      114,391      159,748      157,609       94,810      521,323      650,307
      380        1,562      3,023,815   (4,780,905)     538,823     (832,250)     606,417      219,468      946,247      (38,453)
       --           --      2,534,406    3,025,154      428,079      510,556           --           --           --           --
    1,399        1,999      6,414,591   (1,288,233)   1,010,102     (232,982)     830,122      430,892    1,429,972      667,344

       --           --         11,158       11,903        6,436       10,591        7,291       56,820       36,106       16,249
       --           --       (342,115)    (959,888)     (35,989)     (85,656)    (124,822)    (233,964)     (64,645)     (15,105)
   (5,175)        (320)    (3,253,998)  (2,446,208)    (232,869)    (528,437)  (1,380,602)  (1,097,351)  (2,414,448)  (3,075,275)
     (178)        (182)       (31,691)     (35,830)     (23,322)     (26,541)     (13,331)     (15,169)     (99,349)    (101,039)
      596        9,318     (1,912,203)    (385,652)    (464,541)    (515,298)     306,127      408,790     (132,811)   2,452,515
   (4,757)       8,816     (5,528,849)  (3,815,675)    (750,285)  (1,145,341)  (1,205,337)    (880,874)  (2,675,147)    (722,655)
   (3,358)      10,815        885,742   (5,103,908)     259,817   (1,378,323)    (375,215)    (449,982)  (1,245,175)     (55,311)
   32,118       21,303     27,894,395   32,998,303    4,385,522    5,763,845   11,157,952   11,607,934   22,007,227   22,062,538
  $28,760      $32,118    $28,780,137  $27,894,395   $4,645,339   $4,385,522  $10,782,737  $11,157,952  $20,762,052  $22,007,227

       57          967          5,208       23,855        6,612       30,490       30,020       37,027      135,423      574,772
     (486)         (79)      (106,837)    (124,931)     (41,938)     (97,646)     (56,930)     (63,908)    (389,005)    (634,572)
     (429)         888       (101,629)    (101,076)     (35,326)     (67,156)     (26,910)     (26,881)    (253,582)     (59,800)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Oppenheimer Variable Account Funds (continued)
                                         -----------------------------------------------------------------------------
                                                Oppenheimer               Oppenheimer
                                             Discovery Mid Cap         Discovery Mid Cap            Oppenheimer
                                             Growth Fund/VA --         Growth Fund/VA --         Global Fund/VA --
                                            Non-Service Shares          Service Shares            Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016        2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(314,331)   $(319,538)   $(113,477)   $(103,566)   $(683,718)   $(604,834)
Net realized gain (loss) on investments    1,244,852    1,195,889       92,196       45,194    4,116,053    1,115,606
Change in unrealized appreciation
(depreciation) on investments              2,326,532   (2,538,535)     998,578     (482,678)  19,355,389   (9,810,199)
Capital gain distribution                  2,422,955    1,838,508      753,459      555,590           --    6,147,424
Increase (decrease) in net assets from
operations                                 5,680,008      176,324    1,730,756       14,540   22,787,724   (3,152,003)

From capital transactions (note 4):
Net premiums                                  16,678       15,351      148,366      164,402      144,413      572,057
Death benefits                              (315,316)    (218,525)    (132,938)     (32,190)    (331,356)    (201,800)
Surrenders                                (2,797,724)  (2,489,885)    (430,118)    (427,719)  (7,411,783)  (7,028,631)
Administrative expenses                      (22,496)     (25,859)     (36,691)     (31,905)    (476,847)    (501,643)
Transfers between subaccounts
(including fixed account), net              (416,772)    (775,909)     553,568     (594,043)   3,684,057  (22,745,386)
Increase (decrease) in net assets from
capital transactions                      (3,535,630)  (3,494,827)     102,187     (921,455)  (4,391,516) (29,905,403)
Increase (decrease) in net assets          2,144,378   (3,318,503)   1,832,943     (906,915)  18,396,208  (33,057,406)
Net assets at beginning of year           22,242,172   25,560,675    6,550,215    7,457,130   66,986,981  100,044,387
Net assets at end of year                $24,386,550  $22,242,172   $8,383,158   $6,550,215  $85,383,189  $66,986,981

Change in units (note 5):
Units purchased                                6,409       18,047       54,953       28,668      871,234      797,491
Units redeemed                               (81,144)     (95,754)     (50,970)     (71,132)  (1,111,100)  (2,594,440)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (74,735)     (77,707)       3,983      (42,464)    (239,866)  (1,796,949)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------
       Oppenheimer                 Oppenheimer                Oppenheimer               Oppenheimer
    Global Strategic               Main Street             Main Street Small           Total Return
    Income Fund/VA --              Fund/VA --              Cap Fund(R)/VA --          Bond Fund/VA --
   Non-Service Shares            Service Shares             Service Shares          Non-Service Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


    $34,573      $146,586     $(743,287)    $(954,426)   $(474,876)   $(748,296)    $101,153     $251,746
    (55,124)      (92,397)    5,512,937     4,926,044    3,014,408    1,843,069     (151,248)    (267,573)
    196,897       148,225     8,775,146    (5,092,562)     278,650    4,636,999      360,851      229,844
         --            --     1,903,483     9,706,992    2,589,921    2,209,013           --           --
    176,346       202,414    15,448,279     8,586,048    5,408,103    7,940,785      310,756      214,017

      2,615        89,938       164,551       307,913      174,507      348,767       17,413        4,650
    (52,229)      (25,492)     (340,920)      (91,215)    (186,173)     (69,575)    (202,853)    (253,976)
   (604,101)     (431,443)  (12,426,446)  (10,210,224)  (4,894,685)  (4,861,853)    (963,441)  (1,367,155)
     (5,352)       (6,319)     (868,817)     (746,681)    (321,336)    (384,871)     (16,993)     (21,567)
     93,013      (108,907)   (4,788,412)   29,291,102   (6,493,821)  (9,330,793)      61,808      323,312
   (566,054)     (482,223)  (18,260,044)   18,550,895  (11,721,508) (14,298,325)  (1,104,066)  (1,314,736)
   (389,708)     (279,809)   (2,811,765)   27,136,943   (6,313,405)  (6,357,540)    (793,310)  (1,100,719)
  3,800,025     4,079,834   112,227,375    85,090,432   50,574,413   56,931,953   10,453,529   11,554,248
 $3,410,317    $3,800,025  $109,415,610  $112,227,375  $44,261,008  $50,574,413   $9,660,219  $10,453,529

     31,617        37,779       423,949     2,905,518      231,815      562,798       43,385       66,056
    (84,724)      (85,241)   (1,441,093)   (1,696,283)    (691,810)  (1,417,247)    (114,881)    (132,260)
    (53,107)      (47,462)   (1,017,144)    1,209,235     (459,995)    (854,449)     (71,496)     (66,204)

     PIMCO Variable
     Insurance Trust
-------------------------

        All Asset
  Portfolio -- Advisor
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $221,604      $65,481
     19,516     (572,433)
    639,404    1,155,002
         --           --
    880,524      648,050

      3,034       81,797
    (70,011)      19,529
   (862,811)    (720,638)
    (30,226)     (32,141)
   (176,974)    (560,291)
 (1,136,988)  (1,211,744)
   (256,464)    (563,694)
  7,488,060    8,051,754
 $7,231,596   $7,488,060

    117,921      404,079
   (191,313)    (510,638)
    (73,392)    (106,559)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          PIMCO Variable Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                                                                     Long-Term
                                          Foreign Bond Portfolio          High Yield              U.S. Government
                                          (U.S. Dollar Hedged) --        Portfolio --              Portfolio --
                                              Administrative            Administrative            Administrative
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $69,236      $(5,303)  $1,498,491   $2,348,526     $189,249      $97,640
Net realized gain (loss) on investments       58,734       32,157      284,987   (1,548,108)    (639,158)      66,863
Change in unrealized appreciation
(depreciation) on investments                (96,164)     123,172      464,066    6,370,760    2,975,978   (3,486,410)
Capital gain distribution                         --       11,619           --           --           --           --
Increase (decrease) in net assets from
operations                                    31,806      161,645    2,247,544    7,171,178    2,526,069   (3,321,907)

From capital transactions (note 4):
Net premiums                                      81           31       73,428      169,103       88,521       80,662
Death benefits                              (290,652)      (9,220)    (485,905)    (207,060)     (63,689)    (154,164)
Surrenders                                  (274,116)    (327,227)  (5,393,329)  (6,967,266)  (4,693,994)  (3,444,260)
Administrative expenses                       (4,943)      (5,362)    (259,843)    (408,971)    (222,110)    (133,645)
Transfers between subaccounts
(including fixed account), net              (273,163)    (139,424)    (405,741) (35,323,737)     236,235   26,500,529
Increase (decrease) in net assets from
capital transactions                        (842,793)    (481,202)  (6,471,390) (42,737,931)  (4,655,037)  22,849,122
Increase (decrease) in net assets           (810,987)    (319,557)  (4,223,846) (35,566,753)  (2,128,968)  19,527,215
Net assets at beginning of year            3,124,265    3,443,822   48,056,959   83,623,712   36,780,445   17,253,230
Net assets at end of year                 $2,313,278   $3,124,265  $43,833,113  $48,056,959  $34,651,477  $36,780,445

Change in units (note 5):
Units purchased                                9,214        3,858      268,824      862,827      292,452    1,405,546
Units redeemed                               (52,741)     (28,685)    (573,886)  (3,575,766)    (508,451)    (258,502)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (43,527)     (24,827)    (305,062)  (2,712,939)    (215,999)   1,147,044

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

     PIMCO Variable Insurance Trust (continued)           Rydex Variable Trust
----------------------------------------------------------------------------------
      Low Duration                 Total Return
      Portfolio --                 Portfolio --
     Administrative               Administrative                NASDAQ --
      Class Shares                 Class Shares                100(R) Fund
----------------------------------------------------------------------------------

 Year ended     Year ended   Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017         2016
----------------------------------------------------------------------------------


  $(154,465)     $(124,958)     $843,104    $1,184,259     $(86,237)    $(83,605)
   (125,407)      (908,100)   (1,047,592)   (3,007,743)     319,429     (403,097)
    121,643        925,396     7,643,842     5,523,054      841,249     (928,057)
         --             --            --            --      424,026      551,622
   (158,229)      (107,662)    7,439,354     3,699,570    1,498,467     (863,137)

    136,256        470,041       413,251       583,732       22,273       38,799
    (70,852)       588,218      (950,526)   (1,106,426)     (43,677)    (145,947)
 (4,507,218)    (7,396,168)  (26,830,761)  (30,384,515)    (343,040)    (368,431)
   (334,125)      (457,822)   (1,493,680)   (1,710,536)     (18,065)     (15,696)
  3,523,132    (24,592,017)   (3,989,359)  (11,117,004)  (2,754,562)  (7,844,933)
 (1,252,807)   (31,387,748)  (32,851,075)  (43,734,749)  (3,137,071)  (8,336,208)
 (1,411,036)   (31,495,410)  (25,411,721)  (40,035,179)  (1,638,604)  (9,199,345)
 44,856,871     76,352,281   244,474,793   284,509,972    7,065,514   16,264,859
$43,445,835    $44,856,871  $219,063,072  $244,474,793   $5,426,910   $7,065,514

    628,267      2,857,635     1,175,575     3,373,076       24,366      356,593
   (727,477)    (5,564,269)   (3,291,331)   (6,148,724)    (339,345)  (1,212,077)
    (99,210)    (2,706,634)   (2,115,756)   (2,775,648)    (314,979)    (855,484)

State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------
       Core Value
         Equity                    Income
     V.I.S. Fund --            V.I.S. Fund --
     Class 1 Shares            Class 1 Shares
---------------------------------------------------
Period from
January 1 to  Year ended   Year ended   Year ended
 April 28,   December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(58,782)    $(59,508)     $92,950      $58,927
    666,867       23,844      (11,711)         148
   (275,868)     574,015      279,925      326,185
    128,679      460,808           --           --
    460,896      999,159      361,164      385,260

     19,368       17,043       48,584       19,961
      2,158        5,560     (280,898)    (331,384)
   (904,747)  (1,516,491)  (2,720,303)  (2,437,906)
    (11,596)     (37,690)     (55,543)     (60,611)
(11,228,025)    (224,486)    (967,340)      74,084
(12,122,842)  (1,756,064)  (3,975,500)  (2,735,856)
(11,661,946)    (756,905)  (3,614,336)  (2,350,596)
 11,661,946   12,418,851   22,059,120   24,409,716
        $--  $11,661,946  $18,444,784  $22,059,120

     14,229       10,138       52,776       85,920
   (651,440)    (112,996)    (313,281)    (275,785)
   (637,211)    (102,858)    (260,505)    (189,865)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 State Street Variable Insurance Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------
                                              Premier Growth              Real Estate                S&P 500(R)
                                                  Equity                  Securities                    Index
                                              V.I.S. Fund --            V.I.S. Fund --             V.I.S. Fund --
                                              Class 1 Shares            Class 1 Shares             Class 1 Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2017         2016         2017         2016         2017          2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(361,084)   $(294,624)    $(10,603)    $459,577      $422,055      $554,448
Net realized gain (loss) on investments      959,616      517,216     (840,891)     806,374     9,199,814     8,978,009
Change in unrealized appreciation
(depreciation) on investments              3,335,297   (2,905,133)   1,030,534   (4,236,414)   12,548,912    (1,082,181)
Capital gain distribution                  3,010,676    2,870,461    2,060,173    6,576,157     5,367,168     5,178,688
Increase (decrease) in net assets from
operations                                 6,944,505      187,920    2,239,213    3,605,694    27,537,949    13,628,964

From capital transactions (note 4):
Net premiums                                  50,283       94,218      211,814      348,090       946,443     1,119,525
Death benefits                              (217,202)    (181,747)    (228,458)    (180,816)   (1,722,398)   (2,071,678)
Surrenders                                (3,366,763)  (2,569,347)  (5,922,164)  (6,291,298)  (14,484,966)  (15,736,292)
Administrative expenses                      (68,741)     (69,390)    (235,531)    (269,395)     (336,916)     (322,550)
Transfers between subaccounts
(including fixed account), net              (740,135)    (648,713)  (5,570,520)  (1,878,616)     (559,047)    5,462,845
Increase (decrease) in net assets from
capital transactions                      (4,342,558)  (3,374,979) (11,744,859)  (8,272,035)  (16,156,884)  (11,548,150)
Increase (decrease) in net assets          2,601,947   (3,187,059)  (9,505,646)  (4,666,341)   11,381,065     2,080,814
Net assets at beginning of year           27,772,021   30,959,080   58,909,548   63,575,889   147,455,466   145,374,652
Net assets at end of year                $30,373,968  $27,772,021  $49,403,902  $58,909,548  $158,836,531  $147,455,466

Change in units (note 5):
Units purchased                               24,820       42,698      167,958      447,265       243,805       671,652
Units redeemed                              (224,756)    (223,455)    (473,923)    (744,567)     (838,113)   (1,128,859)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (199,936)    (180,757)    (305,965)    (297,302)     (594,308)     (457,207)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      State Street Variable Insurance Series Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------
    Small-Cap Equity               Total Return                Total Return                U.S. Equity
     V.I.S. Fund --               V.I.S. Fund --              V.I.S. Fund --             V.I.S. Fund --
     Class 1 Shares               Class 1 Shares              Class 3 Shares             Class 1 Shares
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(539,787)     $(496,289)   $3,071,903    $1,886,777   $(1,843,927)  $(2,832,259)   $(185,526)    $(93,674)
    839,785       (223,416)   13,452,134    12,636,315    22,170,390    13,264,421      829,053      755,416
    119,470      5,440,624    66,189,774     5,708,442    42,836,420     4,931,225      548,539     (859,993)
  3,254,278      1,694,573    22,006,309    14,483,739    16,199,540    12,472,686    2,763,690    1,812,974
  3,673,746      6,415,492   104,720,120    34,715,273    79,362,423    27,836,073    3,955,756    1,614,723

     26,291         67,927     5,131,926     6,393,188     2,021,661     2,469,297       18,696       57,819
   (103,877)      (163,270)   (1,324,337)     (745,447)   (1,953,285)   (1,197,869)    (110,206)    (429,125)
 (4,065,159)    (3,659,581)  (44,882,263)  (50,128,841) (103,466,091)  (96,236,455)  (2,572,008)  (2,627,207)
    (92,063)       (85,125)     (412,054)     (434,008)   (3,209,328)   (3,349,689)     (62,777)     (67,247)
 (1,125,756)       820,647    (4,274,636)      961,951   (25,267,443)  (10,337,251)    (257,236)  (2,646,323)
 (5,360,564)    (3,019,402)  (45,761,364)  (43,953,157) (131,874,486) (108,651,967)  (2,983,531)  (5,712,083)
 (1,686,818)     3,396,090    58,958,756    (9,237,884)  (52,512,063)  (80,815,894)     972,225   (4,097,360)
 36,668,859     33,272,769   782,551,616   791,789,500   668,173,906   748,989,800   22,936,039   27,033,399
$34,982,041    $36,668,859  $841,510,372  $782,551,616  $615,661,843  $668,173,906  $23,908,264  $22,936,039

     78,519        151,869     5,148,363    23,849,987     4,794,373     6,640,877       53,888       22,826
   (244,197)      (282,316)   (7,679,043)  (26,642,557)  (15,176,150)  (15,962,213)    (195,439)    (345,055)
   (165,678)      (130,447)   (2,530,680)   (2,792,570)  (10,381,777)   (9,321,336)    (141,551)    (322,229)

  The Alger Portfolios
-------------------------
     Alger Large Cap
   Growth Portfolio --
    Class I-2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(399,412)   $(383,117)
  1,196,748      396,818
  3,052,834     (900,538)
  2,536,803       92,553
  6,386,973     (794,284)

      9,728        3,478
   (323,016)    (507,142)
 (2,790,366)  (2,735,897)
    (36,448)     (40,660)
   (456,549)    (467,320)
 (3,596,651)  (3,747,541)
  2,790,322   (4,541,825)
 25,239,535   29,781,360
$28,029,857  $25,239,535

     44,416       26,730
   (187,592)    (211,372)
   (143,176)    (184,642)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Alger
                                          Portfolios (continued)               The Prudential Series Fund
                                         ------------------------- ---------------------------------------------------


                                                   Alger                   Jennison
                                                 Small Cap                20/20 Focus                Jennison
                                            Growth Portfolio --          Portfolio --              Portfolio --
                                             Class I-2 Shares           Class II Shares           Class II Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(280,757)   $(259,316)    $(90,934)    $(86,529)    $(75,691)    $(70,226)
Net realized gain (loss) on investments     (536,291)  (1,060,481)     642,170      340,009      293,457      139,182
Change in unrealized appreciation
(depreciation) on investments              5,422,799     (628,221)     884,555     (301,026)   1,199,674     (395,198)
Capital gain distribution                         --    2,590,269           --           --           --           --
Increase (decrease) in net assets from
operations                                 4,605,751      642,251    1,435,791      (47,546)   1,417,440     (326,242)

From capital transactions (note 4):
Net premiums                                  33,506       26,453        3,176        9,812       82,191      152,115
Death benefits                              (294,102)     (58,747)       8,781      (51,371)     (69,551)     (33,892)
Surrenders                                (2,184,659)  (1,509,337)    (438,920)    (432,035)    (172,005)    (378,041)
Administrative expenses                      (29,248)     (29,894)     (20,674)     (20,587)     (24,997)     (20,615)
Transfers between subaccounts
(including fixed account), net              (779,233)    (444,509)    (336,788)    (208,823)      69,942   (2,146,449)
Increase (decrease) in net assets from
capital transactions                      (3,253,736)  (2,016,034)    (784,425)    (703,004)    (114,420)  (2,426,882)
Increase (decrease) in net assets          1,352,015   (1,373,783)     651,366     (750,550)   1,303,020   (2,753,124)
Net assets at beginning of year           18,671,566   20,045,349    5,491,329    6,241,879    4,272,748    7,025,872
Net assets at end of year                $20,023,581  $18,671,566   $6,142,695   $5,491,329   $5,575,768   $4,272,748

Change in units (note 5):
Units purchased                               28,056       53,052       17,351       11,516       32,260       29,086
Units redeemed                              (184,120)    (178,663)     (46,585)     (38,924)     (36,779)    (127,971)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (156,064)    (125,611)     (29,234)     (27,408)      (4,519)     (98,885)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                   The Prudential Series Fund (continued)                       Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------
                                                                 SP
                                       SP                    Prudential                Wells Fargo
         Natural                  International             U.S. Emerging               VT Omega
        Resources                    Growth                    Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --                 Fund --
     Class II Shares             Class II Shares           Class II Shares               Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31,  December 31,
    2017           2016         2017         2016         2017         2016         2017          2016
----------------------------------------------------------------------------------------------------------


  $(527,163)     $(380,840)     $(17)         $(24)       $(257)       $(230)      $(70,731)     $(39,727)
   (783,024)    (2,925,203)       (9)         (137)         337          257         (2,811)     (134,422)
  1,545,754      8,592,546       356            60        2,915          297      1,203,777       (34,840)
         --             --        --            --           --           --         75,637       148,883
    235,567      5,286,503       330          (101)       2,995          324      1,205,872       (60,106)

    123,962        233,422        --            --           --           --         13,010           626
    (57,502)           173        --            --           --           --         (1,922)      (24,096)
 (3,502,431)    (2,290,864)     (650)         (611)        (366)        (350)      (461,238)     (284,898)
   (267,420)      (187,138)       (4)           (6)         (27)         (28)       (21,818)       (8,702)
 13,003,328      4,505,756        --             1           (1)          --      4,937,864      (318,919)
  9,299,937      2,261,349      (654)         (616)        (394)        (378)     4,465,896      (635,989)
  9,535,504      7,547,852      (324)         (717)       2,601          (54)     5,671,768      (696,095)
 24,861,974     17,314,122     1,215         1,932       14,974       15,028      2,358,487     3,054,582
$34,397,478    $24,861,974      $891        $1,215      $17,575      $14,974     $8,030,255    $2,358,487

  2,935,533      2,365,366        --            --           --           --        217,858         1,567
 (1,345,077)    (1,844,703)      (52)          (57)         (15)         (18)       (26,669)      (35,994)
  1,590,456        520,663       (52)          (57)         (15)         (18)       191,189       (34,427)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2017

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On November 29, 2017, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until April 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the second waiver and agreement extension, which extended the previous deadline of November 30, 2017, and allows additional time for regulatory reviews of the transaction. On March 27, 2018, Genworth, the Parent and Merger Sub entered into another Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the Merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in all states, except New York, the District of Columbia and Bermuda.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Income V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Real Estate Securities Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Real Estate Securities V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- S&P 500(R) Index Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Small-Cap Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Small-Cap Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- U.S. Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- U.S. Equity V.I.S. Fund -- Class 1 Shares.

   On May 1, 2016, Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio changed its name to Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund --
Class 2.

   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1.

   On April 15, 2016, Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2017, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2016 through December 31, 2017.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2016 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2017. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2017, and there were no transfers between Level 1 and Level 2 during 2017.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2017 were:

                           Cost of    Proceeds
                            Shares      from
Fund/Portfolio             Acquired  Shares Sold
--------------            ---------- -----------
AB Variable Products
  Series Fund, Inc.
  AB Balanced Wealth
   Strategy Portfolio --
   Class B............... $  728,650 $ 2,861,735
  AB Global Thematic
   Growth Portfolio --
   Class B...............  2,610,481     852,154
  AB Growth and Income
   Portfolio -- Class B..  8,918,628  10,180,391
  AB International Value
   Portfolio -- Class B..  3,803,349  49,873,223
  AB Large Cap Growth
   Portfolio -- Class B..  3,779,486   4,760,652
  AB Small Cap Growth
   Portfolio -- Class B..  1,068,629   1,880,755

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares........ $16,921,289 $ 2,159,182
  Invesco V.I. American
   Franchise Fund --
   Series II shares.......     629,755     580,035
  Invesco V.I. Comstock
   Fund -- Series II
   shares.................   5,320,809  63,941,641
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............  18,881,192  20,681,000
  Invesco V.I. Equity
   and Income Fund --
   Series II shares.......   3,046,434   3,490,955
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      34,353      71,699
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         719          40
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  18,197,948  12,235,808
  Invesco V.I. Managed
   Volatility Fund --
   Series I shares........          --          --
  Invesco V.I.
   Technology Fund --
   Series I shares........          --          --
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares.......     352,500   1,538,897
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   4,787,720  10,142,782
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........      66,206     305,869
  VP International Fund
   -- Class I.............     151,472     196,004
  VP Ultra(R) Fund --
   Class I................       3,290      15,377
  VP Value Fund --
   Class I................       1,305       4,084
BlackRock Variable
  Series Funds, Inc.
  BlackRock Advantage
   U.S. Total Market
   V.I. Fund --
   Class III Shares.......   1,631,105   1,972,143
  BlackRock Basic Value
   V.I. Fund --
   Class III Shares.......   6,531,765  27,593,147
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  14,596,819  54,717,404
  BlackRock Large Cap
   Focus Growth V.I.
   Fund -- Class III
   Shares.................   1,704,867     667,088
Columbia Funds Variable
  Series Trust II
  Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2........   1,586,313   3,858,211
  Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1........  46,536,824  18,247,352
Deutsche Variable Series
  I
  Deutsche Capital
   Growth VIP -- Class B
   Shares.................         738         196
Deutsche Variable Series
  II
  Deutsche CROCI(R) U.S.
   VIP -- Class B Shares..       1,292      13,731
  Deutsche Small Mid Cap
   Value VIP -- Class B
   Shares.................       1,074      10,536
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       2,774       7,388
  Dreyfus Variable
   Investment Fund --
   Government Money
   Market Portfolio.......   1,671,665   1,312,003
  The Dreyfus
   Sustainable U.S.
   Equity Portfolio,
   Inc. -- Initial Shares.     464,543     167,272
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  11,107,248   9,226,084
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Primary Shares.........   1,433,233   2,270,892
  Federated High Income
   Bond Fund II --
   Service Shares.........   1,638,240   2,956,252
  Federated Kaufmann
   Fund II -- Service
   Shares.................   2,307,452   3,589,314
  Federated Managed Tail
   Risk Fund II --
   Primary Shares.........     259,453     925,851
  Federated Managed
   Volatility Fund II.....     323,263     949,882

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class.................. $  6,295,054 $  6,725,324
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,336,856    2,747,425
  VIP Balanced Portfolio
   -- Service Class 2.....    8,534,667   14,552,201
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    8,894,724   21,459,934
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   37,687,231   29,565,062
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      211,050      454,232
  VIP Equity-Income
   Portfolio -- Initial
   Class..................    5,584,349   15,410,717
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   33,720,714   14,737,033
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    1,408,557    3,506,097
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    1,982,116    4,808,615
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,990,496    1,901,901
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................      716,076    1,446,353
  VIP Growth Portfolio
   -- Initial Class.......    5,904,133   10,206,067
  VIP Growth Portfolio
   -- Service Class 2.....    6,538,588    4,327,631
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   15,542,261   32,812,722
  VIP Mid Cap Portfolio
   -- Initial Class.......          861          232
  VIP Mid Cap Portfolio
   -- Service Class 2.....   13,857,332   36,116,442
  VIP Overseas Portfolio
   -- Initial Class.......    1,257,063    3,004,213
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      810,122      672,319
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Founding
   Funds Allocation VIP
   Fund -- Class 2 Shares.    8,288,392   15,278,978
  Franklin Income VIP
   Fund -- Class 2 Shares.   23,631,859   63,201,849
  Franklin Large Cap
   Growth VIP Fund --
   Class 2 Shares.........       15,549       36,085
  Franklin Mutual Shares
   VIP Fund -- Class 2
   Shares.................    1,590,348    2,582,839
  Templeton Foreign VIP
   Fund -- Class 1 Shares.      684,105    1,531,712
  Templeton Foreign VIP
   Fund -- Class 2 Shares.       94,291      556,227
  Templeton Global Bond
   VIP Fund -- Class 1
   Shares.................      456,216    1,442,656
  Templeton Growth VIP
   Fund -- Class 2 Shares.    2,952,808    1,856,222
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs
   Government Money
   Market Fund --
   Service Shares.........  181,381,760  189,291,837
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    1,595,310    1,329,730
  Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares...    3,954,799   18,274,161
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      487,128      885,963
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................        7,566      354,285
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...      264,956       79,680
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       30,791       83,614
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...       67,159      351,501

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
Janus Aspen Series
  Janus Henderson
   Balanced Portfolio --
   Institutional Shares.. $ 3,093,568 $12,947,124
  Janus Henderson
   Balanced Portfolio --
   Service Shares........   7,912,206  19,683,716
  Janus Henderson
   Enterprise Portfolio
   -- Institutional
   Shares................   4,333,533   9,222,675
  Janus Henderson
   Enterprise Portfolio
   -- Service Shares.....     675,558     857,558
  Janus Henderson
   Flexible Bond
   Portfolio --
   Institutional Shares..   1,126,816   4,457,537
  Janus Henderson Forty
   Portfolio --
   Institutional Shares..   2,918,551   6,968,657
  Janus Henderson Forty
   Portfolio -- Service
   Shares................   1,684,279  31,200,828
  Janus Henderson Global
   Research Portfolio --
   Institutional Shares..   1,019,956   7,144,261
  Janus Henderson Global
   Research Portfolio --
   Service Shares........     237,844     743,149
  Janus Henderson Global
   Technology Portfolio
   -- Service Shares.....   2,388,444   2,156,200
  Janus Henderson
   Overseas Portfolio --
   Institutional Shares..   1,138,352   4,513,520
  Janus Henderson
   Overseas Portfolio --
   Service Shares........      42,744     392,639
  Janus Henderson
   Research Portfolio --
   Institutional Shares..   1,409,470   8,003,472
  Janus Henderson
   Research Portfolio --
   Service Shares........     172,220     818,031
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II.     792,513   3,041,314
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class I..     356,889     999,804
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class II.   1,526,696   1,428,927
  ClearBridge Variable
   Large Cap Value
   Portfolio -- Class I..   3,208,056   2,880,735
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     690,937   1,022,464
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   1,730,571   2,467,411
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   4,441,286   8,871,495
  MFS(R) Utilities
   Series -- Service
   Class Shares..........   1,339,599   4,502,268
MFS(R) Variable
  Insurance Trust II
  MFS(R) Massachusetts
   Investors Growth
   Stock Portfolio --
   Service Class Shares..     829,454   1,429,604
  MFS(R) Strategic
   Income Portfolio --
   Service Class Shares..       2,009       5,841
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.   2,788,155   6,112,681
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     546,650     958,195
  Oppenheimer
   Conservative Balanced
   Fund/VA --
   Non-Service Shares....     906,932   1,987,228
  Oppenheimer
   Conservative Balanced
   Fund/VA -- Service
   Shares................   1,845,782   4,596,949
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA --
   Non-Service Shares....   2,809,841   4,237,097
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA -- Service
   Shares................   2,150,873   1,469,890
  Oppenheimer Global
   Fund/VA -- Service
   Shares................  15,851,255  20,920,663
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     418,225     940,361
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  10,182,733  27,329,752
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................   8,290,196  17,918,311
  Oppenheimer Total
   Return Bond Fund/VA
   -- Non-Service Shares.   1,056,688   2,066,502
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   2,030,980   2,946,608
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     290,506   1,064,902
  High Yield Portfolio
   -- Administrative
   Class Shares..........   7,040,964  11,971,929
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,968,506  10,417,034
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   7,875,772   9,304,093
  Total Return Portfolio
   -- Administrative
   Class Shares..........  22,659,036  54,603,334

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Rydex Variable Trust
  NASDAQ -- 100(R) Fund... $    721,957 $  3,561,878
State Street Variable
  Insurance Series
  Funds, Inc.
  Core Value Equity
   V.I.S. Fund --
   Class 1 Shares.........      423,362   12,500,280
  Income V.I.S. Fund --
   Class 1 Shares.........    1,123,687    5,000,099
  Premier Growth Equity
   V.I.S. Fund --
   Class 1 Shares.........    3,682,526    5,371,185
  Real Estate Securities
   V.I.S. Fund --
   Class 1 Shares.........    6,768,295   16,518,309
  S&P 500(R) Index
   V.I.S. Fund --
   Class 1 Shares.........   14,562,015   24,901,256
  Small-Cap Equity
   V.I.S. Fund --
   Class 1 Shares.........    5,786,886    8,424,358
  Total Return V.I.S.
   Fund -- Class 1 Shares.  121,724,333  142,582,334
  Total Return V.I.S.
   Fund -- Class 3 Shares.   90,162,716  207,635,855
  U.S. Equity V.I.S.
   Fund -- Class 1 Shares.    3,935,533    4,337,543
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio --
   Class I-2 Shares.......    3,697,289    5,156,455
  Alger Small Cap Growth
   Portfolio --
   Class I-2 Shares.......      678,673    4,212,746
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares.................      580,256    1,455,178
  Jennison Portfolio --
   Class II Shares........    1,020,757    1,249,473
  Natural Resources
   Portfolio -- Class II
   Shares.................   18,935,145   10,081,933
  SP International
   Growth Portfolio --
   Class II Shares........           --          672
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares.................           --          651
Wells Fargo Variable
  Trust
  Wells Fargo VT Omega
   Growth Fund -- Class 2.    5,152,977      726,600

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2017 and 2016 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2017 and were available to contract owners during 2017.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55%  1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
 AB Global Thematic Growth
   Portfolio -- Class B
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%    262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
 AB Growth and Income
   Portfolio -- Class B
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013........................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
 AB International Value
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%    (7.82)% to   (8.85)%
   2013........................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
 AB Large Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%      0.87% to     0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%      9.25% to     8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013........................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
 AB Small Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%    (2.96)% to   (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%    (3.50)% to   (4.57)%
   2013........................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2017.............................. 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%     26.39% to   24.99%
   2016.............................. 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%     1.50% to     0.38%
   2015.............................. 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%     4.22% to     3.06%
   2014.............................. 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%     7.63% to     6.43%
   2013.............................. 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%     39.09% to   37.20%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%     25.19% to   24.24%
   2016.............................. 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%      0.54% to  (0.22)%
   2015.............................. 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%      3.23% to    2.45%
   2014.............................. 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%      6.60% to    5.79%
   2013.............................. 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%     37.77% to   36.72%
 Invesco V.I. Comstock Fund --
   Series II shares
   2017.............................. 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%     15.88% to   14.82%
   2016.............................. 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%     15.30% to   14.01%
   2015.............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014.............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%     7.52% to     6.59%
   2013.............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2017.............................. 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%     12.33% to   10.30%
   2016.............................. 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%      9.44% to    7.46%
   2015.............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014.............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013.............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2017.............................. 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%      9.18% to    7.96%
   2016.............................. 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%     13.18% to   11.92%
   2015.............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014.............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013.............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%     11.10% to   10.26%
   2016.............................. 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%      0.35% to  (0.42)%
   2015.............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014.............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013.............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
   2013............................ 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%     (3.35)% to  (3.35)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
   2013............................ 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%      17.00% to   15.69%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013............................ 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013............................ 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013............................ 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%      33.85% to   33.04%
 VP International Fund -- Class I
   2017............................ 1.45% to 2.20%    35,443 25.38 to 11.10    621   0.81%      29.31% to   28.33%
   2016............................ 1.45% to 2.20%    36,661 19.63 to  8.65    507   1.17%     (6.87)% to  (7.57)%
   2015............................ 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014............................ 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013............................ 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 VP Ultra(R) Fund -- Class I
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%     29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%      2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%      4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%      8.40% to    7.58%
   2013........................... 1.45% to 2.05%      3,640 19.47 to 15.12      58   0.55%     35.09% to   34.27%
 VP Value Fund -- Class I
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%      7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%     18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%    (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%     11.44% to   11.44%
   2013........................... 1.45% to 1.45%      4,342 22.02 to 22.02      96   1.64%     29.82% to   29.82%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%    (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%      3.54% to    2.65%
   2013........................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%     40.02% to   38.82%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%    (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%      8.04% to    7.11%
   2013........................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%     35.65% to   34.48%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%    (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%      0.45% to  (0.67)%
   2013........................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%     12.76% to   11.50%
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016........................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
   2015........................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%      1.03% to    0.62%
   2014........................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%     12.31% to   11.85%
   2013........................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%     31.64% to   31.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
Columbia Funds Variable Series
  Trust II
 Columbia Variable Portfolio --
   Select International Equity
   Fund -- Class 2
   2017.............................. 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%     25.34% to   24.27%
   2016 (4).......................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%    (4.27)% to  (5.19)%
 Variable Portfolio -- Loomis Sayles
   Growth Fund -- Class 1
   2017.............................. 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%     31.11% to   29.65%
   2016 (4).......................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%      6.77% to    5.86%
Deutsche Variable Series I
 Deutsche Capital Growth VIP --
   Class B Shares
   2017.............................. 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%     24.14% to   24.08%
   2016.............................. 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%      2.49% to    2.44%
   2015.............................. 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%      6.76% to    6.70%
   2014.............................. 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%     11.03% to   10.98%
   2013.............................. 1.45% to 1.50%       611 13.26 to 13.24      8   0.93%     32.25% to   32.18%
Deutsche Variable Series II
 Deutsche CROCI(R) U.S. VIP --
   Class B Shares
   2017.............................. 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%     20.68% to   19.95%
   2016.............................. 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%    (6.00)% to  (6.57)%
   2015.............................. 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%    (8.51)% to  (9.07)%
   2014.............................. 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%      8.76% to    8.09%
   2013.............................. 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%     28.65% to   27.87%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2017.............................. 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%      8.54% to    7.88%
   2016.............................. 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%     14.79% to   14.09%
   2015.............................. 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%    (3.63)% to  (4.22)%
   2014.............................. 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%      3.57% to    2.94%
   2013.............................. 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%     32.74% to   31.94%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2017.............................. 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%     13.71% to   13.71%
   2016.............................. 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%     13.80% to   13.80%
   2015.............................. 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%    (3.70)% to  (3.70)%
   2014.............................. 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%     10.47% to   10.47%
   2013.............................. 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%     33.04% to   33.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2017.............................. 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%    (1.11)% to  (1.71)%
   2016.............................. 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%    (1.43)% to  (2.03)%
   2015.............................. 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%    (1.45)% to  (2.05)%
   2014.............................. 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%    (1.46)% to  (2.06)%
   2013.............................. 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%    (1.45)% to  (2.05)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. -- Initial
   Shares
   2017.............................. 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%     13.61% to   13.38%
   2016.............................. 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%      8.72% to    8.50%
   2015.............................. 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%    (4.60)% to  (5.32)%
   2014.............................. 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%     11.81% to   10.96%
   2013.............................. 1.50% to 1.70%   521,926  9.71 to  9.45  5,075   1.21%     32.33% to   32.06%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2017.............................. 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%      1.93% to    0.79%
   2016.............................. 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%      7.37% to    6.18%
   2015.............................. 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%    (2.43)% to  (3.52)%
   2014.............................. 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%    (0.89)% to  (1.99)%
   2013.............................. 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%      2.34% to    1.20%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2017.............................. 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%      5.71% to    5.24%
   2016.............................. 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%     13.50% to   12.99%
   2015.............................. 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%    (3.69)% to  (4.13)%
   2014.............................. 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%      1.51% to    1.05%
   2013.............................. 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%      5.76% to    5.28%
 Federated High Income Bond
   Fund II -- Service Shares
   2017.............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016.............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
   2015.............................. 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%    (4.13)% to  (4.96)%
   2014.............................. 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%      0.94% to    0.07%
   2013.............................. 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%      5.18% to    4.27%
 Federated Kaufmann Fund II --
   Service Shares
   2017.............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016.............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
   2015.............................. 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%      4.61% to    3.61%
   2014.............................. 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%      7.85% to    6.81%
   2013.............................. 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%     37.65% to   36.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2017............................. 1.15% to 1.60%   434,550 11.92 to 11.51   5,058   1.65%      9.68% to    9.18%
   2016............................. 1.15% to 1.60%   496,284 10.87 to 10.54   5,284   1.81%    (5.30)% to  (5.72)%
   2015............................. 1.15% to 1.60%   554,124 11.48 to 11.18   6,250   1.72%    (7.37)% to  (7.79)%
   2014............................. 1.15% to 1.60%   622,189 12.39 to 12.12   7,599   1.82%    (2.11)% to  (2.55)%
   2013............................. 1.15% to 1.60%   720,576 12.66 to 12.44   9,018   1.03%     15.11% to   14.59%
 Federated Managed Volatility
   Fund II
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
   2013............................. 1.15% to 1.60%   468,497 27.30 to 13.38   9,574   2.90%     20.34% to   19.80%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013............................. 1.15% to 1.60% 1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013............................. 1.45% to 2.30%   852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
 VIP Balanced Portfolio -- Service
   Class 2
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013............................. 1.45% to 2.55% 6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013............................. 1.15% to 1.60% 3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%     19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%      6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173  25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%     21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%      1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851  23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
 VIP Equity-Income Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%     11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%     16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013......................... 1.15% to 1.60%  2,651,068  77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
 VIP Equity-Income Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%     11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%     16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013......................... 1.45% to 2.55% 10,658,918  19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
 VIP Growth & Income
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to  15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to  14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to   8.71%
   2013......................... 0.75% to 1.60%  1,328,374  16.75 to 14.40  26,538   1.85%      32.56% to  31.43%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%     14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%     14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013......................... 1.45% to 1.95%  1,294,015  19.11 to 16.11  19,438   1.64%     31.32% to   30.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%     33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%    (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013......................... 0.75% to 1.60%    757,951  14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%     32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%    (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013......................... 1.45% to 2.55%  2,116,562  14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
 VIP Growth Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%     33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%    (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013......................... 1.15% to 1.60%  1,949,834  83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
 VIP Growth Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%     32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%    (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%      5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%      9.40% to    8.46%
   2013......................... 1.45% to 2.30%  1,972,296  20.53 to 15.31  25,263   0.05%     34.03% to   32.87%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%      2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%      2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%    (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%      4.09% to    2.92%
   2013......................... 1.45% to 2.55%  9,956,962  12.29 to 11.41 120,149   2.01%    (3.49)% to  (4.57)%
 VIP Mid Cap Portfolio --
   Initial Class
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%     19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%     11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%    (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%      5.49% to    5.49%
   2013......................... 0.75% to 0.75%        835  35.63 to 35.63      30   0.47%     35.21% to   35.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                             Net    Investment
                                     % of Average                            Assets    Income
                                    Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                    -------------- ---------- -------------- ------- ---------- -------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2017............................ 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568    0.47%    19.15% to   17.47%
   2016............................ 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193    0.33%    10.64% to    9.08%
   2015............................ 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030    0.22%   (2.76)% to  (4.14)%
   2014............................ 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781    0.02%     4.81% to    3.33%
   2013............................ 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779    0.26%    34.31% to   32.41%
 VIP Overseas Portfolio --
   Initial Class
   2017............................ 0.75% to 1.60%    582,607 16.30 to 16.53  17,614    1.40%    29.31% to   28.21%
   2016............................ 0.75% to 1.60%    654,951 12.60 to 12.89  15,403    1.36%   (5.77)% to  (6.57)%
   2015............................ 0.75% to 1.60%    762,153 13.37 to 13.80  19,244    1.30%     2.85% to    1.97%
   2014............................ 0.75% to 1.60%    858,699 13.00 to 13.53  20,923    1.26%   (8.77)% to  (9.55)%
   2013............................ 0.75% to 1.60%    980,163 14.25 to 14.96  26,593    1.36%    29.46% to   28.36%
 VIP Value Strategies Portfolio --
   Service Class 2
   2017............................ 1.45% to 1.85%    115,318 22.81 to 21.58   2,609    1.23%    17.36% to   16.89%
   2016............................ 1.45% to 2.20%    139,915 19.44 to 18.27   2,693    0.86%     7.69% to    6.87%
   2015............................ 1.45% to 2.20%    166,905 18.05 to 17.10   2,983    0.39%   (4.59)% to  (5.32)%
   2014............................ 1.45% to 2.20%    432,519 18.92 to 18.06   8,129    0.68%     4.97% to    4.17%
   2013............................ 1.45% to 2.20%    698,052 18.02 to 17.34  12,418    0.81%    28.30% to   27.32%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021    2.66%    10.36% to    9.13%
   2016............................ 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692    3.89%    11.54% to   10.30%
   2015............................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%   (7.57)% to  (8.61)%
   2014............................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%     1.36% to    0.23%
   2013............................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%    21.98% to   20.62%
 Franklin Income VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896    4.16%     8.09% to    6.88%
   2016............................ 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404    5.01%    12.37% to   11.12%
   2015............................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%   (8.40)% to  (9.43)%
   2014............................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%     3.10% to    1.95%
   2013............................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%    12.29% to   11.04%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2017............................ 1.45% to 2.05%      7,145 25.40 to 19.17     176    0.62%    26.26% to   25.49%
   2016............................ 1.45% to 2.05%      8,656 20.12 to 15.28     168    0.00%   (3.21)% to  (3.80)%
   2015............................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%     4.09% to    3.46%
   2014............................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%    10.83% to   10.16%
   2013............................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%    26.77% to   26.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
   2013.......................... 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576   2.05%      26.40% to   25.18%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
   2013.......................... 1.15% to 1.60%    704,377 16.76 to 16.08  11,488   2.53%      21.86% to   21.31%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618  20.37 to 8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044  19.28 to 8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930  20.92 to 9.31   1,342   1.82%    (12.42)% to (13.09)%
   2013.......................... 1.45% to 2.20%     94,061 23.89 to 10.71   1,541   2.41%      21.19% to   20.27%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
   2013.......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%       0.72% to    0.46%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
   2013.......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%      28.92% to   27.94%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2017.......................... 0.75% to 2.55% 13,526,631   9.66 to 8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505   9.68 to 8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%     (0.74)% to  (2.54)%
   2013.......................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
   2013........................... 1.15% to 1.60%   772,229 14.61 to 14.15 11,349   1.19%      31.70% to   31.11%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
   2013........................... 1.15% to 2.30% 1,995,853 33.72 to 15.95 60,621   0.81%      31.37% to   29.84%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
   2013........................... 1.45% to 2.20%   267,217 13.56 to 12.16  3,539   4.79%     (2.90)% to  (3.64)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
   2013........................... 1.45% to 2.05%     4,772 24.42 to 23.73    115   1.06%      30.38% to   29.59%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
   2013........................... 1.45% to 1.45%     1,851 25.15 to 25.15     47   0.69%      40.23% to   40.23%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%
   2013........................... 1.45% to 2.20%    83,693 17.09 to 13.88  1,382   1.33%      34.24% to   33.22%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013.............................. 1.15% to 1.60% 3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013.............................. 1.45% to 2.55% 8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013.............................. 1.15% to 1.60% 1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013.............................. 1.50% to 1.70%   484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013.............................. 0.75% to 1.60%   707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
 Janus Henderson Forty Portfolio
   -- Institutional Shares
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013.............................. 0.75% to 1.60% 1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
 Janus Henderson Global
   Technology Portfolio -- Service
   Shares
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research Portfolio
   -- Institutional Shares
   2017............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%     26.41% to   25.85%
   2016............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%    (0.66)% to  (1.10)%
   2015............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%      4.13% to    3.66%
   2014............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%     11.69% to   11.19%
   2013............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%     28.84% to   28.26%
 Janus Henderson Research Portfolio
   -- Service Shares
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
   2013............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%     28.05% to   27.79%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%     45.23% to   43.98%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%     24.49% to   23.93%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%     23.86% to   22.61%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%     30.85% to   30.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%      21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%       6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
 MFS(R) New Discovery Series --
   Service Class Shares
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
 MFS(R) Total Return Series --
   Service Class Shares
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
 MFS(R) Utilities Series -- Service
   Class Shares
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units     Unit Value     000s  Ratio (2)   Total Return (3)
                                   -------------- --------- --------------- ------ ---------- -------------------
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2017........................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%     25.38% to   24.81%
   2016........................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%    (3.33)% to  (3.76)%
   2015........................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%      2.35% to    1.89%
   2014........................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%     14.08% to   13.57%
   2013........................... 1.15% to 1.60% 1,049,031  80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2017........................... 1.45% to 2.10%   207,692  25.07 to 18.05  4,645   0.01%     24.68% to   23.86%
   2016........................... 1.45% to 2.10%   243,018  20.11 to 14.57  4,386   0.11%    (3.84)% to  (4.47)%
   2015........................... 1.45% to 2.10%   310,174  20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443  20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579  18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   349,035  50.23 to 15.38 10,783   1.95%      8.00% to    7.51%
   2016........................... 1.15% to 1.60%   375,945  46.51 to 14.30 11,158   2.39%      4.05% to    3.58%
   2015........................... 1.15% to 1.60%   402,826  44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073  44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854  41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2017........................... 1.45% to 2.55% 1,871,679  13.13 to  9.12 20,762   1.74%      7.37% to    6.18%
   2016........................... 1.45% to 2.55% 2,125,261  12.22 to  8.59 22,007   2.17%      3.44% to    2.29%
   2015........................... 1.45% to 2.55% 2,185,061  11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912  11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910  11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   432,839  99.77 to 20.09 24,387   0.03%     27.31% to   26.74%
   2016........................... 1.15% to 1.60%   507,574  78.37 to 15.85 22,242   0.00%      1.16% to    0.70%
   2015........................... 1.15% to 1.60%   585,281  77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143  73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237  70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2017........................... 1.45% to 1.70%   297,883  28.45 to 27.32  8,383   0.00%     26.60% to   26.28%
   2016........................... 1.45% to 1.70%   293,900  22.48 to 21.63  6,550   0.00%      0.60% to    0.35%
   2015........................... 1.45% to 1.85%   336,364  22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843  21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844  20.50 to 15.67  3,411   0.00%     33.66% to   33.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013........................ 1.45% to 2.55% 6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013........................ 1.15% to 1.60%   604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013........................ 1.45% to 2.55% 8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
 Oppenheimer Main Street
   Small Cap Fund(R)/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013........................ 1.45% to 2.55% 6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
   2013........................ 1.15% to 1.60%   873,493 25.73 to 10.93  14,939   5.09%     (1.25)% to  (1.69)%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013........................ 1.45% to 2.20%   961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2017........................ 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%       1.23% to    1.02%
   2016........................ 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%       4.88% to    4.67%
   2015........................ 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014........................ 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013........................ 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
 High Yield Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55%  2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013........................ 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2017........................ 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%       7.38% to    6.18%
   2016........................ 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%     (0.78)% to  (1.89)%
   2015........................ 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014........................ 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013........................ 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
 Low Duration Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%     (0.12)% to  (1.23)%
   2016........................ 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%     (0.06)% to  (1.17)%
   2015........................ 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014........................ 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013........................ 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
 Total Return Portfolio --
   Administrative Class Shares
   2017........................ 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%       3.71% to    2.25%
   2016........................ 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%       1.50% to    0.07%
   2015........................ 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014........................ 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013........................ 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2017........................ 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%      29.23% to   28.70%
   2016........................ 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%       4.45% to    4.03%
   2015........................ 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014........................ 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013........................ 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                              Net     Investment
                                   % of Average                             Assets     Income
                                  Net Assets (1)   Units      Unit Value     000s    Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- --------- ---------- -------------------
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  1,252,511 17.98 to 11.35    18,445   1.97%      2.47% to    0.88%
   2016.......................... 0.75% to 2.30%  1,513,016 17.54 to 11.25    22,059   1.74%      2.21% to    0.62%
   2015.......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26    24,410   2.10%    (1.17)% to  (2.76)%
   2014.......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58    28,535   2.17%      4.33% to    2.65%
   2013.......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28    30,652   2.40%    (2.08)% to  (3.66)%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58    30,374   0.31%     27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97    27,772   0.49%      1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91    30,959   0.46%      2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71    33,758   0.47%     13.20% to   11.66%
   2013.......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86    34,859   0.54%     33.87% to   32.05%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57    49,404   1.54%      5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12    58,910   2.31%      7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42    63,576   1.69%      3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17    73,692   1.64%     30.91% to   28.54%
   2013.......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24    82,755   1.57%      1.83% to  (0.02)%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93   158,837   1.76%     20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63   147,455   1.87%     10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81   145,375   2.15%      0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01   165,498   1.60%     12.43% to   10.62%
   2013.......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85   169,583   1.73%     30.98% to   28.61%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24    34,982   0.00%     11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29    36,669   0.00%     22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95    33,273   0.00%    (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03    37,546   0.00%      2.58% to    1.38%
   2013.......................... 1.15% to 2.30%  1,675,499 28.20 to 16.80    43,824   0.00%     35.31% to   33.74%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02   841,510   2.01%     14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30   782,552   1.87%      5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80   791,790   1.68%    (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25   922,904   1.64%      4.53% to    2.90%
   2013.......................... 0.75% to 2.30% 67,335,272 16.46 to 12.88 1,025,906   1.48%     14.07% to   12.29%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 Total Return V.I.S. Fund --
   Class 3 Shares
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%     13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%      4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%    (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%      3.55% to    2.39%
   2013.......................... 1.45% to 2.55% 87,086,756 12.42 to 10.37 988,824   1.22%     12.98% to   11.72%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%     19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%      8.49% to    7.29%
   2015.......................... 0.75% to 1.85%  1,586,449 17.33 to 16.70  27,033   1.04%    (3.04)% to  (4.11)%
   2014.......................... 0.75% to 1.85%  1,698,913 17.87 to 17.41  30,273   0.92%     11.93% to   10.69%
   2013.......................... 0.75% to 1.85%  1,844,437 15.97 to 15.73  29,293   0.95%     32.91% to   31.44%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%     26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%    (1.97)% to  (2.41)%
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%      0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%      9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%     33.53% to   32.92%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%     27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%      5.02% to    4.55%
   2015.......................... 1.15% to 1.60%  1,128,630 20.44 to 15.13  20,045   0.00%    (4.43)% to  (4.86)%
   2014.......................... 1.15% to 1.60%  1,285,786 21.39 to 15.90  24,154   0.00%    (0.72)% to  (1.17)%
   2013.......................... 1.15% to 1.60%  1,585,723 21.54 to 16.09  30,091   0.00%     32.72% to   32.12%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2017.......................... 1.45% to 2.30%    184,615 36.54 to 20.95   6,143   0.00%     27.87% to   26.77%
   2016.......................... 1.45% to 2.30%    213,849 28.57 to 16.53   5,491   0.00%    (0.23)% to  (1.09)%
   2015.......................... 1.45% to 2.30%    241,257 28.64 to 16.71   6,242   0.00%      4.33% to    3.43%
   2014.......................... 1.45% to 2.30%    282,631 27.45 to 16.16   7,005   0.00%      5.16% to    4.25%
   2013.......................... 1.45% to 2.55%    363,002 26.11 to 12.27   8,618   0.00%     27.48% to   26.05%
 Jennison Portfolio --
   Class II Shares
   2017.......................... 1.45% to 2.30%    163,659 35.81 to 23.67   5,576   0.00%     34.16% to   33.01%
   2016.......................... 1.45% to 2.30%    168,178 26.69 to 17.80   4,273   0.00%    (2.72)% to  (3.55)%
   2015.......................... 1.45% to 2.30%    267,063 27.44 to 18.45   7,026   0.00%      9.42% to    8.48%
   2014.......................... 1.45% to 2.30%    112,321 25.07 to 17.01   2,549   0.00%      7.99% to    7.06%
   2013.......................... 1.45% to 2.30%    137,841 23.22 to 15.89   2,876   0.00%     35.12% to   33.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                            Net   Investment
                                  % of Average                           Assets   Income
                                 Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2017......................... 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016......................... 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
   2015......................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014......................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013......................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
 SP International Growth
   Portfolio -- Class II Shares
   2017......................... 1.55% to 1.55%        63 14.16 to 14.16      1   0.00%      33.33% to   33.33%
   2016......................... 1.55% to 1.55%       115 10.62 to 10.62      1   0.00%     (5.64)% to  (5.64)%
   2015......................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014......................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013......................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2017......................... 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016......................... 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
   2015......................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014......................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013......................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2017......................... 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016......................... 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%
   2015......................... 1.45% to 1.95%   156,144 19.62 to 19.08  3,055   0.00%     (0.13)% to  (0.63)%
   2014......................... 1.45% to 1.95%   189,559 19.65 to 19.21  3,716   0.00%       2.36% to    1.84%
   2013......................... 1.45% to 1.95%   196,633 19.19 to 18.86  3,766   0.13%      37.85% to   37.16%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2017, 2016 and 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2017 and 2016....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015......... F-3
   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Genworth Life and Annuity Insurance Company:

Opinion on the Consolidated Financial Statements

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Company's auditor since 1996.

Richmond, Virginia
April 20, 2018

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2017       2016
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,035.0  $12,409.7
       Equity securities available-for-sale, at fair value.................................      64.2       53.3
       Commercial mortgage loans...........................................................   1,774.6    1,623.1
       Policy loans........................................................................     527.4      529.1
       Other invested assets...............................................................     898.1    1,146.6
                                                                                            ---------  ---------
              Total investments............................................................  16,299.3   15,761.8
   Cash and cash equivalents...............................................................     542.1      484.4
   Accrued investment income...............................................................     132.5      130.5
   Deferred acquisition costs..............................................................   1,633.9    1,956.1
   Intangible assets.......................................................................     115.6      187.0
   Reinsurance recoverable.................................................................   7,218.4    7,490.0
   Other assets............................................................................     540.9      524.4
   Separate account assets.................................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total assets................................................................. $33,142.6  $33,238.6
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 8,626.6  $ 8,859.1
       Policyholder account balances.......................................................  12,057.7   11,953.3
       Liability for policy and contract claims............................................     298.3      267.6
       Unearned premiums...................................................................       5.1        5.8
       Other liabilities...................................................................     388.7      420.5
       Non-recourse funding obligations....................................................     310.6      310.4
       Deferred tax liability..............................................................     526.7      902.8
       Separate account liabilities........................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total liabilities............................................................  28,873.6   29,423.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,960.5    4,900.8
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     268.7      240.6
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.4        1.5
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     270.1      242.1
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      77.9       72.5
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     348.0      314.6
       Retained deficit....................................................................  (1,065.1)  (1,426.3)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,269.0    3,814.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $33,142.6  $33,238.6
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                             ----------------------------
                                                                               2017      2016      2015
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  310.0  $   13.6  $  540.9
Net investment income.......................................................    680.1     686.5     706.4
Net investment gains (losses)...............................................     (7.7)     26.9     (74.8)
Policy fees and other income................................................    713.0   1,444.2     804.1
                                                                             --------  --------  --------
   Total revenues...........................................................  1,695.4   2,171.2   1,976.6
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,107.8   1,098.4   1,195.8
Interest credited...........................................................    280.3     305.4     318.9
Acquisition and operating expenses, net of deferrals........................    163.3     542.6     274.8
Amortization of deferred acquisition costs and intangibles..................    222.6     298.8     670.1
Interest expense............................................................     12.8      39.2      94.4
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,786.8   2,284.4   2,554.0
                                                                             --------  --------  --------
Loss before income taxes and equity in net income of unconsolidated
  subsidiary................................................................    (91.4)   (113.2)   (577.4)
Benefit for income taxes....................................................   (382.3)    (34.6)   (211.2)
                                                                             --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary..    290.9     (78.6)   (366.2)
Equity in net income of unconsolidated subsidiary...........................     70.3      37.5      18.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $  361.2  $  (41.1) $ (347.8)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (1.0) $   (2.8) $  (10.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................       --      (0.3)       --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (1.0)     (3.1)    (10.7)
Other investment gains (losses).............................................     (6.7)     30.0     (64.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $   (7.7) $   26.9  $  (74.8)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                                -----------------------
                                                                                 2017    2016     2015
                                                                                ------  ------  -------
Net income (loss).............................................................. $361.2  $(41.1) $(347.8)
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   28.1    64.8   (222.6)
   Net unrealized gains (losses) on other-than-temporarily impaired securities.   (0.1)   (0.4)    (0.3)
   Derivatives qualifying as hedges............................................    5.4     4.2      4.7
                                                                                ------  ------  -------
   Total other comprehensive income (loss).....................................   33.4    68.6   (218.2)
                                                                                ------  ------  -------
Total comprehensive income (loss).............................................. $394.6  $ 27.5  $(566.0)
                                                                                ======  ======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                    Total
                                                 Common  paid-in   comprehensive  Retained  stockholder's
                                                 stock   capital   income (loss)  deficit      equity
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2014................ $25.6   $4,840.9     $ 464.2    $  (935.8)   $4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................  25.6    4,840.9       246.0     (1,348.6)    3,763.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --        (41.1)      (41.1)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        64.8           --        64.8
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.4)          --        (0.4)
   Derivatives qualifying as hedges.............    --         --         4.2           --         4.2
                                                                                              --------
Total comprehensive income (loss)...............                                                  27.5
Reinsurance recaptures with stockholder.........    --       59.9          --           --        59.9
Other transactions with stockholder.............    --         --          --        (36.6)      (36.6)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2016................  25.6    4,900.8       314.6     (1,426.3)    3,814.7
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        361.2       361.2
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        28.1           --        28.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.1)          --        (0.1)
   Derivatives qualifying as hedges.............    --         --         5.4           --         5.4
                                                                                              --------
Total comprehensive income (loss)...............                                                 394.6
Reinsurance transactions with stockholder.......    --       57.2          --           --        57.2
Other transactions with stockholder.............    --        2.5          --           --         2.5
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2017................ $25.6   $4,960.5     $ 348.0    $(1,065.1)   $4,269.0
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2017       2016       2015
                                                                            ---------  ---------  ---------
Cash flows from (used by) operating activities:
   Net income (loss)....................................................... $   361.2  $   (41.1) $  (347.8)
   Adjustments to reconcile net income (loss) to net cash from (used by)
     operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (14.7)     (11.7)      (2.6)
       Equity in net income of unconsolidated subsidiary...................     (70.3)     (37.5)     (18.4)
       Gain on sale of business............................................        --       (0.5)        --
       Net investment (gains) losses.......................................       7.7      (26.9)      74.8
       Charges assessed to policyholders...................................    (712.7)  (1,420.8)    (700.5)
       Acquisition costs deferred..........................................      (9.0)     (58.8)    (142.6)
       Amortization of deferred acquisition costs and intangibles..........     222.6      298.8      670.1
       Deferred income taxes...............................................    (430.5)    (156.4)    (186.1)
       Trading securities, held-for-sale investments and derivative
         instruments.......................................................     252.3       79.0     (323.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (15.9)     (17.3)      (5.2)
       Insurance reserves..................................................     787.6      578.6      476.1
       Current taxes.......................................................      31.4      (11.9)     (73.0)
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      16.9       14.1       40.0
                                                                            ---------  ---------  ---------
   Net cash from (used by) operating activities............................     426.6     (812.4)    (538.8)
                                                                            ---------  ---------  ---------
Cash flows from (used by) investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,027.2      730.9    1,530.2
       Commercial mortgage loans...........................................     137.4      220.0      252.4
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     420.9    1,296.4    2,198.3
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (1,493.9)  (1,866.8)  (2,186.3)
       Commercial mortgage loans...........................................    (239.8)    (167.1)    (279.0)
   Other invested assets, net..............................................       4.6       11.1       52.5
   Policy loans, net.......................................................        --      (38.9)        --
   Proceeds from sale of business..........................................        --       18.0         --
                                                                            ---------  ---------  ---------
   Net cash from (used by) investing activities............................    (143.6)     203.6    1,568.1
                                                                            ---------  ---------  ---------
Cash flows from (used by) financing activities:
   Deposits to universal life and investment contracts.....................     500.6      904.2    1,575.7
   Withdrawals from universal life and investment contracts................    (713.8)    (685.6)    (650.0)
   Redemption of non-recourse funding obligations..........................        --   (1,799.4)     (67.4)
   Dividends paid..........................................................        --         --      (40.5)
   Other, net..............................................................     (12.1)     (44.4)      (2.5)
                                                                            ---------  ---------  ---------
   Net cash from (used by) financing activities............................    (225.3)  (1,625.2)     815.3
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      57.7   (2,234.0)   1,844.6
Cash and cash equivalents at beginning of period...........................     484.4    2,718.4      873.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   542.1  $   484.4  $ 2,718.4
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2017, 2016 and 2015

(1) Formation and Nature of Business

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance, the Vermont Insurance Division and the Australia Department of Treasury. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On March 27, 2018, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the third waiver and agreement extension, which extended the previous deadline of April 1, 2018, and allows additional time for regulatory reviews of the transaction. If the parties are unable to reach an agreement as to a further extension of the deadline or are unable to satisfy the closing conditions by the applicable deadline, then either

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

party may terminate the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). During 2016, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II") and River Lake Insurance Company IV ("River Lake IV") were dissolved; however, they are included in the consolidated financial statements through the date of their dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we continue to service our existing retained and reinsured blocks of business.

   Our Runoff segment includes the results of non-strategic products which have not been actively sold since 2011 but we continue to service our existing blocks of business. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Any material subsequent events have been considered for recognition and/or disclosure through the issuance date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost basis when due,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period of time. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 15 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses). See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the value of the loaned securities. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2017 and 2016, the fair value of securities loaned under our securities lending program was $41.7 million and $85.9 million, respectively. As of December 31, 2017 and 2016, the fair value of collateral held under our securities lending program was $43.5 million and $89.0 million, respectively, and the offsetting obligation to return collateral of $43.5 million and $89.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2017 and 2016.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                 2017                                     2016
                               ---------------------------------------- ----------------------------------------
                               Overnight                  Greater       Overnight                  Greater
                                  and      Up to  31 - 90  than            and      Up to  31 - 90  than
(Amounts in millions)          continuous 30 days  days   90 days Total continuous 30 days  days   90 days Total
---------------------          ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises....   $  --      $--     $--     $--   $  --   $ 4.0      $--     $--     $--   $ 4.0
   Non-U.S. government........     4.1       --      --      --     4.1    15.3       --      --      --    15.3
   U.S. corporate.............    19.1       --      --      --    19.1    40.8       --      --      --    40.8
   Non-U.S. corporate.........    19.8       --      --      --    19.8    23.9       --      --      --    23.9
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities...............    43.0       --      --      --    43.0    84.0       --      --      --    84.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities.............     0.5       --      --      --     0.5     5.0       --      --      --     5.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending......   $43.5      $--     $--     $--   $43.5   $89.0      $--     $--     $--   $89.0
                                 =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We are required to analyze the impacts from net unrealized investment gains and losses on our available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These "shadow accounting" adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statement of comprehensive income and changes in equity. Changes to net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these shadow adjustments may reverse from period to period.

   Therefore, DAC amortized based on expected gross-profits is adjusted to reflect the effects that would have been recognized had the unrealized investment (gains) losses been actually realized with a corresponding amount recorded in other comprehensive income (loss). DAC associated with traditional long-duration insurance contracts is not adjusted for unrealized investment (gains) or losses unless a premium deficiency would have resulted upon the
(gain) or loss being realized.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income
(loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2017 and 2016, the fair value of non-cash collateral received was zero. Additionally, we have pledged $20.0 million and $45.8 million of fixed maturity securities as of December 31, 2017 and 2016, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty. Derivatives previously cleared through a Central Clearing Party, such as the Chicago Mercantile Exchange, required us to post cash collateral for daily changes in the fair value of the derivative contract, commonly referred to as variation margin. In 2017, recent central clearing parties rule changes impacted our accounting treatment for variation margin pertaining to cleared swap positions, which was previously considered cash collateral and is now treated as daily settlements of the derivative contract.

   (m) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (n) Insurance Reserves

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be its best estimate to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Under U.S. GAAP, we do not record deferred taxes on U.S. domestic subsidiary entities for the excess of the financial statement carrying amount over the tax basis in the stock of the subsidiary (commonly referred to as "outside basis difference") if we have the ability under the tax law and intent to recover the basis difference in a tax free manner. Deferred taxes would be recognized in the period of a change to our ability or intent.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our former Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured a irrevocable letter of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $28.2 million to meet our obligations under these provisions. The letter of credit automatically renews annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (r) Variable Interest Entities

   We were involved in certain entities that were considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluated the VIE to determine whether we were the primary beneficiary and were required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by variable interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs included securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (s) Accounting Changes

   Transition to the Equity Method of Accounting

   On January 1, 2017, we adopted new accounting guidance related to transition to the equity method of accounting. The guidance eliminates the retrospective application of the equity method of accounting when obtaining significant influence over a previously held investment. The guidance requires that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. We did not have a significant impact from this guidance on our consolidated financial statements.

   Assessment of Contingent Put and Call Options

   On January 1, 2017, we adopted new accounting guidance related to the assessment of contingent put and call options in debt instruments. The guidance clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call
(put) options solely in accordance with the four-step decision sequence. This guidance is consistent with our previous accounting practices and, accordingly, did not have any impact on our consolidated financial statements.

   Derivative Contract Novations

   On January 1, 2017, we adopted new accounting guidance related to the effect of derivative contract novations on existing hedge accounting relationships. The guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is consistent with our previous accounting for derivative contract novations and, accordingly, did not have any impact on our consolidated financial statements.

   Technical Corrections and Improvements

   In March 2016, the Financial Accounting Standards Board ("the FASB") issued new guidance to remove inconsistencies as well as make technical clarifications and minor improvements intended to make it easier to understand and implement certain accounting guidance. Impacts of the new guidance for us includes: promoting consistent use of the terms "participating insurance" and "reinsurance recoverable," removing the term "debt" from the master glossary; adding a reference to use when accounting for internal-use software licensed from third parties; clarifying that loans issued under the Federal Housing Administration and the Veterans Administration do not have to be fully insured by those programs to recognize profit using the full-accrual method; clarifying the difference between a "valuation approach" and a "valuation technique" when applying fair value guidance and require disclosure when there has been a change in either a valuation approach, a valuation technique, or both; clarifying that for an amount of an obligation under an arrangement to be considered fixed at the reporting date, the amount that must be fixed is not the amount that is the organization's portion of the obligation, but, rather, is the obligation in its entirety; and adding guidance on the accounting for the sale of servicing rights when the transferor retains loans. Most of the amendments were adopted on December 31, 2016 and in some cases on January 1, 2017, using a prospective method. We did not have any significant impact from this guidance on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Consolidation

   On January 1, 2016, we adopted new accounting guidance related to consolidation. The new guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. See note 10 for more information related to our non-recourse funding obligations.

   Financial Assets and Liabilities of a Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (t) Accounting Pronouncements Not Yet Adopted

   In February 2018, the FASB issued new guidance on the tax effects currently recorded in accumulated other comprehensive income that do not reflect the new tax rate enacted under the Tax Cut and Jobs Act ("TCJA"), or "stranded tax effects." Under current U.S. GAAP, deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates with the effect included in net income (loss) in the period that the changes were enacted. This also includes situations in which the related tax effects were originally recognized in other comprehensive income as opposed to net income (loss). Under this new accounting guidance a reclassification from accumulated other comprehensive income to retained earnings, or a modified retrospective approach, is allowed for stranded tax effects that resulted from the TCJA. This new guidance is currently effective for us on January 1, 2019, with early adoption permitted. We are currently evaluating early adoption of this new accounting guidance.

   In August 2017, the FASB issued new guidance to amend the hedge accounting model to enable entities to better portray the economics of their derivative risk management activities in the financial statements and enhance the transparency and understandability of hedge results. In certain situations, the amendments also simplify the application of hedge accounting. We adopted this new accounting guidance early on January 1, 2018 using the modified retrospective method and will record a previously recognized gain of $0.7 million to accumulated other comprehensive income with a corresponding decrease to retained earnings at adoption.

   In March 2017, the FASB issued new guidance shortening the amortization period of certain callable debt securities held at a premium. The guidance requires the premium to be amortized to the earliest call date. This change does not apply to securities held at a discount. The guidance is currently effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2017, the FASB issued new guidance to clarify the scope and accounting for gains and losses from the derecognition of nonfinancial assets or an in substance nonfinancial asset that is not a business and accounting for partial sales of nonfinancial assets. The new guidance clarifies when transferring ownership interests in a consolidated subsidiary holding nonfinancial assets is within scope. It also states that the reporting entity should identify each distinct nonfinancial asset and derecognize when a counterparty obtains control. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method, which did not have any significant impact on our consolidated financial statements at adoption.

   In November 2016, the FASB issued new accounting guidance related to the classification and presentation of changes in restricted cash. The new guidance requires that changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents be shown in the statement of cash flows and requires additional disclosures related to restricted cash and restricted cash equivalents. We adopted this new accounting guidance retrospectively on January 1, 2018, and will modify the line item descriptions on our consolidated balance sheet and statement of cash flows accordingly. The other impacts from this new accounting guidance did not have a significant impact on our consolidated financial statements or disclosures.

   In October 2016, the FASB issued new guidance related to the income tax effects of intra-entity transfers of assets other than inventory. The new guidance states that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and recorded a previously disallowed deferred tax asset of $1.1 million with a corresponding increase to cumulative effect of change in accounting within retained earnings at adoption.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In August 2016, the FASB issued new guidance related to the statement of cash flows classification of certain cash payments and cash receipts. The guidance will reduce diversity in practice related to eight specific cash flow issues. We adopted this new accounting guidance retrospectively on January 1, 2018. The adoption of this accounting guidance did not have a significant impact on our consolidated financial statements.

   In June 2016, the FASB issued new guidance related to accounting for credit losses on financial instruments. The guidance requires that entities recognize an allowance equal to its estimate of lifetime expected credit losses and applies to most debt instruments not measured at fair value, which would primarily include our commercial mortgage loans and reinsurance receivables. The new guidance retains most of the existing impairment guidance for available-for-sale debt securities but amends the presentation of credit losses to be presented as an allowance as opposed to a write-down and permits the reversal of credit losses when reassessing changes in the credit losses each reporting period. The new guidance is effective for us on January 1, 2020, with early adoption permitted beginning January 1, 2019. Upon adoption, the modified retrospective method will be used and a cumulative effect adjustment in retained earnings as of the beginning of the year of adoption will be recorded. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2016, the FASB issued new accounting guidance related to the accounting for leases. The new guidance generally requires lessees to recognize both a right-to-use asset and a corresponding liability on the balance sheet. The guidance is effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. While we are still evaluating the full impact, at this time we do not expect any significant impact from this guidance on our consolidated financial statements.

   In January 2016, the FASB issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and will reclassify, before any adjustments for DAC and other intangible amortization and certain benefit reserves and taxes, $2.4 million of gains related to equity securities from accumulated other comprehensive income and $3.1 million of gains related to limited partnerships previously recorded at cost to cumulative effect of change in accounting within retained earnings.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, which was adopted by us on January 1, 2018 using the modified retrospective method. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. Insurance contracts are specifically excluded from this new guidance. The FASB has clarified the scope that all of our insurance contracts, including investment contracts are excluded from the scope of this new guidance. We have evaluated our in scope revenues and, as of the adoption date, have no change in our revenue recognition timing or measurement. Accordingly, we did not have any impact to our consolidated financial statements upon adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

  (Amounts in millions)                                 2017    2016    2015
  ---------------------                                ------  ------  ------
  Fixed maturity securities--taxable.................. $559.5  $556.1  $572.7
  Fixed maturity securities--non-taxable..............    2.4     2.5     2.8
  Commercial mortgage loans...........................   84.4    86.4    89.5
  Equity securities...................................    3.4     3.0     2.8
  Other invested assets...............................   17.0    20.2    24.1
  Policy loans........................................   27.9    32.2    31.8
  Cash, cash equivalents and short-term investments...    3.4     2.3     1.0
                                                       ------  ------  ------
     Gross investment income before expenses and fees.  698.0   702.7   724.7
  Expenses and fees...................................  (17.9)  (16.2)  (18.3)
                                                       ------  ------  ------
     Net investment income............................ $680.1  $686.5  $706.4
                                                       ======  ======  ======

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)                                                             2017    2016    2015
---------------------                                                            ------  ------  ------
Available-for-sale securities:
   Realized gains............................................................... $ 27.2  $ 28.8  $ 41.4
   Realized losses..............................................................  (19.7)  (26.0)  (20.4)
                                                                                 ------  ------  ------
   Net realized gains (losses) on available-for-sale securities.................    7.5     2.8    21.0
                                                                                 ------  ------  ------
Impairments:
   Total other-than-temporary impairments.......................................   (1.0)   (2.8)  (10.7)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................     --    (0.3)     --
                                                                                 ------  ------  ------
   Net other-than-temporary impairments.........................................   (1.0)   (3.1)  (10.7)
                                                                                 ------  ------  ------
Derivative instruments/(1)/.....................................................  (15.5)   16.8   (79.3)
Commercial mortgage loans.......................................................    0.4     0.7     1.7
Trading securities..............................................................    0.8     9.7    (8.1)
Other...........................................................................    0.1      --     0.6
                                                                                 ------  ------  ------
   Net investment gains (losses)................................................ $ (7.7) $ 26.9  $(74.8)
                                                                                 ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2017, 2016 and 2015 was $440.9 million, $492.2 million and $969.8 million, respectively, which was approximately 94.9%, 94.7% and 98.7%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)                                           2017   2016   2015
---------------------                                          -----  -----  -----
Beginning balance............................................. $ 7.8  $10.8  $19.2
Additions:
   Other-than-temporary impairments not previously recognized.    --    0.5     --
Reductions:
   Securities sold, paid down or disposed.....................  (5.0)  (3.5)  (8.4)
                                                               -----  -----  -----
Ending balance................................................ $ 2.8  $ 7.8  $10.8
                                                               =====  =====  =====

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(Amounts in millions)                                      2017      2016     2015
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,026.0  $ 648.7  $ 496.9
   Equity securities....................................      2.4      1.4      2.9
   Investment in unconsolidated subsidiary..............     52.1     78.2     60.6
                                                         --------  -------  -------
       Subtotal.........................................  1,080.5    728.3    560.4
Adjustments to DAC, PVFP and benefit reserves...........   (698.5)  (396.6)  (319.2)
Income taxes, net.......................................   (111.9)   (89.6)   (63.5)
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  270.1  $ 242.1  $ 177.7
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                                   2017    2016     2015
---------------------                                                                 -------  ------  -------
Beginning balance.................................................................... $ 242.1  $177.7  $ 400.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................   358.7   167.6   (532.0)
   Adjustment to DAC.................................................................  (177.9)  (40.9)    92.7
   Adjustment to PVFP................................................................   (31.4)   (5.0)    78.6
   Adjustment to sales inducements...................................................    (1.9)   (3.5)     3.3
   Adjustment to benefit reserves....................................................   (90.7)  (28.0)    47.4
   Provision for income taxes........................................................   (24.6)  (26.0)    93.8
                                                                                      -------  ------  -------
       Change in unrealized gains (losses) on investment securities..................    32.2    64.2   (216.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $2.3,
  $(0.1) and $3.6....................................................................    (4.2)    0.2     (6.7)
                                                                                      -------  ------  -------
Ending balance....................................................................... $ 270.1  $242.1  $ 177.7
                                                                                      =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2017, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- ---------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   763.4    $  117.8        $ --         $ (1.1)         $--     $   880.1
    State and political subdivisions.............     632.2        73.3          --           (0.9)          --         704.6
    Non-U.S. government..........................     149.7        28.2          --             --           --         177.9
    U.S. corporate:
       Utilities.................................   1,078.4       123.0          --           (2.7)          --       1,198.7
       Energy....................................     584.3        49.4          --           (3.3)          --         630.4
       Finance and insurance.....................   1,160.3       102.1          --           (2.6)          --       1,259.8
       Consumer--non-cyclical....................     807.9       101.2          --           (2.5)          --         906.6
       Technology and communications.............     543.2        43.0          --           (2.7)          --         583.5
       Industrial................................     284.6        21.2          --           (0.5)          --         305.3
       Capital goods.............................     501.1        65.5          --           (0.5)          --         566.1
       Consumer--cyclical........................     324.6        25.3          --           (0.9)          --         349.0
       Transportation............................     323.1        25.5          --           (2.1)          --         346.5
       Other.....................................     151.1        13.6          --           (0.5)          --         164.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total U.S. corporate......................   5,758.6       569.8          --          (18.3)          --       6,310.1
                                                  ---------    --------        ----         ------          ---     ---------
    Non-U.S. corporate:
       Utilities.................................     144.8         5.8          --           (0.7)          --         149.9
       Energy....................................     249.2        27.4          --           (1.3)          --         275.3
       Finance and insurance.....................     455.6        39.7          --           (1.2)          --         494.1
       Consumer--non-cyclical....................     129.4         8.2          --           (0.1)          --         137.5
       Technology and communications.............     195.2        18.1          --           (0.3)          --         213.0
       Industrial................................     194.2        16.1          --           (0.7)          --         209.6
       Capital goods.............................     149.4         8.5          --           (0.6)          --         157.3
       Consumer--cyclical........................      53.9         2.4          --             --           --          56.3
       Transportation............................     142.9        12.6          --           (1.2)          --         154.3
       Other.....................................     361.3        28.6          --           (0.2)          --         389.7
                                                  ---------    --------        ----         ------          ---     ---------
       Total non-U.S. corporate..................   2,075.9       167.4          --           (6.3)          --       2,237.0
                                                  ---------    --------        ----         ------          ---     ---------
    Residential mortgage-backed..................   1,116.4        78.0         1.2           (2.7)          --       1,192.9
    Commercial mortgage-backed...................     949.3        25.1         1.0           (8.8)          --         966.6
    Other asset-backed...........................     563.5         3.3          --           (1.0)          --         565.8
                                                  ---------    --------        ----         ------          ---     ---------
       Total fixed maturity securities...........  12,009.0     1,062.9         2.2          (39.1)          --      13,035.0
Equity securities................................      61.8         2.4          --             --           --          64.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total available-for- sale securities...... $12,070.8    $1,065.3        $2.2         $(39.1)         $--     $13,099.2
                                                  =========    ========        ====         ======          ===     =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2016, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- --------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   877.5     $ 87.4         $ --         $ (10.2)       $  --    $   954.7
    State and political subdivisions.............     580.7       49.2           --            (5.9)          --        624.0
    Non-U.S. government..........................     148.1       21.0           --            (0.1)          --        169.0
    U.S. corporate:
       Utilities.................................     989.9       91.9           --           (14.2)          --      1,067.6
       Energy....................................     591.9       31.8           --            (8.8)          --        614.9
       Finance and insurance.....................   1,103.5       74.4           --           (10.9)          --      1,167.0
       Consumer--non-cyclical....................     818.6       74.1           --            (6.8)          --        885.9
       Technology and communications.............     502.5       34.6           --            (8.6)          --        528.5
       Industrial................................     239.3       11.2           --            (4.8)          --        245.7
       Capital goods.............................     487.1       50.9           --            (3.2)          --        534.8
       Consumer--cyclical........................     323.9       19.2           --            (3.8)          --        339.3
       Transportation............................     309.4       19.9           --            (7.7)          --        321.6
       Other.....................................     154.8        8.4           --            (0.1)          --        163.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,520.9      416.4           --           (68.9)          --      5,868.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     122.1        3.6           --            (2.4)          --        123.3
       Energy....................................     231.6       19.2           --            (4.1)          --        246.7
       Finance and insurance.....................     375.9       25.3           --            (1.7)          --        399.5
       Consumer--non-cyclical....................     132.2        3.4           --            (2.0)          --        133.6
       Technology and communications.............     180.8        9.8           --            (1.7)          --        188.9
       Industrial................................     184.4        7.8           --            (2.4)          --        189.8
       Capital goods.............................     114.5        4.9           --            (1.1)          --        118.3
       Consumer--cyclical........................      44.5        1.4           --            (0.6)          --         45.3
       Transportation............................     135.2       11.6           --            (2.3)          --        144.5
       Other.....................................     345.8       16.9           --            (3.6)          --        359.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,867.0      103.9           --           (21.9)          --      1,949.0
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,183.7       86.9          1.1            (4.3)        (0.1)     1,267.3
    Commercial mortgage-backed...................     814.6       21.8          1.2           (12.4)          --        825.2
    Other asset-backed...........................     768.5        2.8           --           (19.2)          --        752.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,761.0      789.4          2.3          (142.9)        (0.1)    12,409.7
Equity securities................................      51.9        2.6           --            (1.2)          --         53.3
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,812.9     $792.0         $2.3         $(144.1)       $(0.1)   $12,463.0
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2017:

                                           Less than 12 months           12 months or more                   Total
                                       ---------------------------- ---------------------------- ------------------------------
                                                Gross      Number            Gross      Number              Gross      Number
                                       Fair   unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)           value    losses   securities value    losses   securities  value     losses   securities
----------------------------           ------ ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...................... $ 25.8   $ (0.2)       7     $ 65.2   $ (0.9)       3     $   91.0   $ (1.1)      10
    State and political
     subdivisions.....................   16.9     (0.1)       3       26.3     (0.8)       7         43.2     (0.9)      10
    U.S. corporate....................  345.4     (5.8)      90      345.9    (12.5)      66        691.3    (18.3)     156
    Non-U.S. corporate................  147.9     (1.7)      34      117.8     (4.6)      20        265.7     (6.3)      54
    Residential mortgage-
     backed...........................   96.5     (0.9)      24       66.3     (1.8)      26        162.8     (2.7)      50
    Commercial mortgage-
     backed...........................  125.6     (0.9)      19      129.9     (7.9)      24        255.5     (8.8)      43
    Other asset-backed................   86.8     (0.7)      24       25.5     (0.3)      13        112.3     (1.0)      37
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Subtotal, fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Total fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
Investment grade...................... $806.8   $ (8.6)     189     $708.7   $(26.1)     144     $1,515.5   $(34.7)     333
Below investment grade................   38.1     (1.7)      12       68.2     (2.7)      15        106.3     (4.4)      27
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2017:

                                          Less than 12 months           12 months or more                  Total
                                      ---------------------------- ---------------------------- ----------------------------
                                               Gross      Number            Gross      Number            Gross      Number
                                      Fair   unrealized     of     Fair   unrealized     of     Fair   unrealized     of
(Dollar amounts in millions)          value    losses   securities value    losses   securities value    losses   securities
----------------------------          ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
Description of Securities
U.S. corporate:
    Utilities........................ $ 23.9   $(0.2)       13     $ 70.7   $ (2.5)      13     $ 94.6   $ (2.7)      26
    Energy...........................   15.4    (0.4)        8       54.6     (2.9)       7       70.0     (3.3)      15
    Finance and insurance............  124.1    (1.8)       22       27.2     (0.8)       6      151.3     (2.6)      28
    Consumer--non-cyclical...........   23.8    (1.3)        7       26.1     (1.2)       9       49.9     (2.5)      16
    Technology and
     communications..................   32.0    (0.2)       10       65.1     (2.5)      13       97.1     (2.7)      23
    Industrial.......................     --      --        --       18.1     (0.5)       4       18.1     (0.5)       4
    Capital goods....................   45.9    (0.3)       15       13.9     (0.2)       5       59.8     (0.5)      20
    Consumer--cyclical...............   26.3    (0.5)        9       19.4     (0.4)       3       45.7     (0.9)      12
    Transportation...................   45.4    (0.6)        5       50.8     (1.5)       6       96.2     (2.1)      11
    Other............................    8.6    (0.5)        1         --       --       --        8.6     (0.5)       1
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, U.S. corporate
     securities......................  345.4    (5.8)       90      345.9    (12.5)      66      691.3    (18.3)     156
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Non-U.S. corporate:
    Utilities........................    4.9    (0.1)        1       17.4     (0.6)       3       22.3     (0.7)       4
    Energy...........................   16.1    (0.1)        5       23.8     (1.2)       5       39.9     (1.3)      10
    Finance and insurance............   39.2    (0.6)        8       22.3     (0.6)       4       61.5     (1.2)      12
    Consumer--non-cyclical...........    7.6    (0.1)        3         --       --       --        7.6     (0.1)       3
    Technology and
     communications..................   30.4    (0.2)        4        5.9     (0.1)       1       36.3     (0.3)       5
    Industrial.......................     --      --        --        9.3     (0.7)       2        9.3     (0.7)       2
    Capital goods....................    5.5      --         2       14.4     (0.6)       1       19.9     (0.6)       3
    Transportation...................   10.6    (0.4)        3       24.7     (0.8)       4       35.3     (1.2)       7
    Other............................   33.6    (0.2)        8         --       --       --       33.6     (0.2)       8
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, non-U.S. corporate
     securities......................  147.9    (1.7)       34      117.8     (4.6)      20      265.7     (6.3)      54
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Total for corporate securities in an
 unrealized loss position............ $493.3   $(7.5)      124     $463.7   $(17.1)      86     $957.0   $(24.6)     210
                                      ======   =====       ===     ======   ======       ==     ======   ======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and all of the securities were less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.2% as of December 31, 2017.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $28.8 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A+" and approximately 90.6% of the unrealized losses were related to investment grade securities as of December 31, 2017. These unrealized losses were predominantly attributable to corporate securities including variable rate securities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

purchased in a higher rate and lower spread environment and commercial mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 3.6% as of December 31, 2017.

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2016:

                                                 Less than 12 months            12 months or more                    Total
                                            ------------------------------ ----------------------------  --------------------
                                                       Gross      Number            Gross       Number              Gross
                                             Fair    unrealized     of     Fair   unrealized      of      Fair    unrealized
(Dollar amounts in millions)                 value     losses   securities value  losses/(1)/ securities  value   losses/(2)/
----------------------------                -------- ---------- ---------- ------ ----------  ---------- -------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises........................... $  152.8  $ (10.2)      12     $   --   $   --        --     $  152.8  $ (10.2)
    State and political subdivisions.......    145.5     (5.9)      31         --       --        --        145.5     (5.9)
    Non-U.S. government....................      3.6     (0.1)       3         --       --        --          3.6     (0.1)
    U.S. corporate.........................  1,222.0    (53.2)     262      202.1    (15.7)       42      1,424.1    (68.9)
    Non-U.S. corporate.....................    421.8    (12.1)      82      115.3     (9.8)       28        537.1    (21.9)
    Residential mortgage- backed...........    216.2     (3.8)      46       23.8     (0.6)       16        240.0     (4.4)
    Commercial mortgage- backed............    246.6    (11.5)      50        8.1     (0.9)        3        254.7    (12.4)
    Other asset-backed.....................    163.5     (2.6)      40      112.6    (16.6)       32        276.1    (19.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities............................  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
Equity securities..........................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.............. $2,572.0  $ (99.4)     526     $400.5   $(22.9)      112     $2,972.5   (122.3)
    20%-50% Below cost.....................       --       --       --       61.4    (20.7)        9         61.4    (20.7)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity securities........  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost..............     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
Investment grade........................... $2,556.0  $ (99.6)     517     $358.7   $(36.6)       91     $2,914.7   (136.2)
Below investment grade/(3)/................     35.5     (1.0)      12      103.2     (7.0)       30        138.7     (8.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======

                                            ----------
                                              Number
                                                of
(Dollar amounts in millions)                securities
----------------------------                ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...........................     12
    State and political subdivisions.......     31
    Non-U.S. government....................      3
    U.S. corporate.........................    304
    Non-U.S. corporate.....................    110
    Residential mortgage- backed...........     62
    Commercial mortgage- backed............     53
    Other asset-backed.....................     72
                                               ---
    Subtotal, fixed maturity
     securities............................    647
Equity securities..........................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost..............    638
    20%-50% Below cost.....................      9
                                               ---
    Total fixed maturity securities........    647
                                               ---
% Below cost--equity securities:
    (less than)20% Below cost..............      3
                                               ---
    Total equity securities................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
Investment grade...........................    608
Below investment grade/(3)/................     42
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2016:

                                        Less than 12 months            12 months or more                   Total
                                   ------------------------------ ---------------------------- ------------------------------
                                              Gross      Number            Gross      Number              Gross      Number
                                    Fair    unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)        value     losses   securities value    losses   securities  value     losses   securities
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
U.S. corporate:
    Utilities..................... $  260.5   $(14.1)      54     $  7.2   $ (0.1)       3     $  267.7   $(14.2)      57
    Energy........................     52.0     (1.4)      14      103.1     (7.4)      18        155.1     (8.8)      32
    Finance and insurance.........    306.7     (8.5)      57       16.6     (2.4)       2        323.3    (10.9)      59
    Consumer--non-cyclical........    154.9     (6.8)      41         --       --       --        154.9     (6.8)      41
    Technology and
     communications...............     96.0     (4.8)      25       40.2     (3.8)      10        136.2     (8.6)      35
    Industrial....................     59.3     (3.0)      15       25.2     (1.8)       5         84.5     (4.8)      20
    Capital goods.................     77.0     (3.2)      22         --       --       --         77.0     (3.2)      22
    Consumer--cyclical............     83.6     (3.7)      19        8.2     (0.1)       3         91.8     (3.8)      22
    Transportation................    116.7     (7.6)      14        1.6     (0.1)       1        118.3     (7.7)      15
    Other.........................     15.3     (0.1)       1         --       --       --         15.3     (0.1)       1
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, U.S. corporate
     securities...................  1,222.0    (53.2)     262      202.1    (15.7)      42      1,424.1    (68.9)     304
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Non-U.S. corporate:
    Utilities.....................     50.9     (1.8)       7        6.9     (0.6)       1         57.8     (2.4)       8
    Energy........................     22.8     (0.5)       6       26.7     (3.6)       6         49.5     (4.1)      12
    Finance and insurance.........     80.0     (1.4)      21       10.6     (0.3)       5         90.6     (1.7)      26
    Consumer--non-cyclical........     65.3     (2.0)      10         --       --       --         65.3     (2.0)      10
    Technology and
     communications...............     33.4     (1.6)       9        4.9     (0.1)       1         38.3     (1.7)      10
    Industrial....................     33.8     (1.0)       6       26.5     (1.4)       7         60.3     (2.4)      13
    Capital goods.................     10.1     (0.1)       2       14.0     (1.0)       1         24.1     (1.1)       3
    Consumer--cyclical............     16.6     (0.6)       2         --       --       --         16.6     (0.6)       2
    Transportation................     36.8     (1.6)       6       13.0     (0.7)       2         49.8     (2.3)       8
    Other.........................     72.1     (1.5)      13       12.7     (2.1)       5         84.8     (3.6)      18
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, non-U.S.
     corporate securities.........    421.8    (12.1)      82      115.3     (9.8)      28        537.1    (21.9)     110
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Total for corporate securities in
 an unrealized loss position...... $1,643.8   $(65.3)     344     $317.4   $(25.5)      70     $1,961.2   $(90.8)     414
                                   ========   ======      ===     ======   ======       ==     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2017 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   386.2    $   391.3
       Due after one year through five years..     1,608.2      1,673.5
       Due after five years through ten years.     2,365.5      2,483.1
       Due after ten years....................     5,019.9      5,761.8
                                                 ---------    ---------
              Subtotal........................     9,379.8     10,309.7
       Residential mortgage-backed............     1,116.4      1,192.9
       Commercial mortgage-backed.............       949.3        966.6
       Other asset-backed.....................       563.5        565.8
                                                 ---------    ---------
              Total...........................   $12,009.0    $13,035.0
                                                 =========    =========

   As of December 31, 2017, $2,942.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2017, securities issued by finance and insurance, utilities, consumer--non-cyclical and energy industry groups represented approximately 20.5%, 15.8%, 12.2% and 10.6%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2017, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2017 and 2016, $7.8 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  637.5       35.8%      $  588.8       36.2%
Industrial...........................................       506.0       28.5          451.7       27.7
Office...............................................       414.5       23.3          380.5       23.4
Apartments...........................................       120.6        6.8          121.4        7.5
Mixed use............................................        54.4        3.1           58.8        3.6
Other................................................        45.2        2.5           25.7        1.6
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  478.7       26.9%      $  410.8       25.3%
Pacific..............................................       455.2       25.6          438.7       27.0
Middle Atlantic......................................       200.2       11.3          199.2       12.2
West North Central...................................       181.4       10.2          164.4       10.1
East North Central...................................       143.8        8.1          128.9        7.9
Mountain.............................................        98.2        5.5           96.3        5.9
East South Central...................................        87.5        4.9           75.4        4.6
West South Central...................................        76.2        4.3           61.2        3.8
New England..........................................        57.0        3.2           52.0        3.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

   As of December 31, 2017 and 2016, our total mortgage holdings secured by real estate in California was $302.5 million and $280.8 million, respectively, which was 17.0% and 17.3%, respectively, of our total mortgage holdings.

   As of December 31, 2017 and 2016, all of our commercial mortgage loans were current.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2017 and 2016.

   As of and for the years ended December 31, 2017 and 2016, we modified or extended four and three commercial mortgage loans, respectively, with a total carrying value of $15.3 million and $7.4 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(Amounts in millions)                                    2017      2016      2015
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    3.1  $    4.2  $    5.9
   Charge-offs........................................       --      (0.5)     (2.5)
   Recoveries.........................................       --        --        --
   Provision..........................................     (0.4)     (0.6)      0.8
                                                       --------  --------  --------
   Ending balance..................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========

   As of December 31, 2017, 2016 and 2015, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                                   2017
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $292.7   $124.1    $220.7     $  --       $--    $  637.5
   Industrial..........................   244.4     90.2     169.3       2.1        --       506.0
   Office..............................   194.4     62.2     157.9        --        --       414.5
   Apartments..........................    78.1     26.8      10.8       4.9        --       120.6
   Mixed use...........................    27.8     19.7       6.9        --        --        54.4
   Other...............................    24.4     15.7       5.1        --        --        45.2
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $861.8   $338.7    $570.7     $ 7.0       $--    $1,778.2
                                         ======   ======    ======     =====       ===    ========
% of total.............................    48.5%    19.0%     32.1%      0.4%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    3.26     1.77      1.63      1.09        --        2.45
                                         ======   ======    ======     =====       ===    ========

                                                                   2016
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $189.6   $151.6    $247.6     $  --       $--    $  588.8
   Industrial..........................   189.1    133.9     126.5       2.2        --       451.7
   Office..............................   102.4     50.4     226.4       1.3        --       380.5
   Apartments..........................    43.7     25.7      47.1       4.9        --       121.4
   Mixed use...........................    24.9     18.8      15.1        --        --        58.8
   Other...............................     8.6       --      17.1        --        --        25.7
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $558.3   $380.4    $679.8     $ 8.4       $--    $1,626.9
                                         ======   ======    ======     =====       ===    ========
% of total.............................    34.3%    23.4%     41.8%      0.5%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    2.40     1.74      1.63      1.08        --        1.92
                                         ======   ======    ======     =====       ===    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2017
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 7.9        $ 60.2      $109.6      $222.0     $237.8   $  637.5
   Industrial..................       3.6          17.6        69.6       205.5      209.7      506.0
   Office......................      16.7           9.7        50.5        94.1      243.5      414.5
   Apartments..................        --           7.7        24.3        31.2       57.4      120.6
   Mixed use...................       0.4           1.1          --        27.1       25.8       54.4
   Other.......................        --          12.0          --        13.7       19.5       45.2
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $28.6        $108.3      $254.0      $593.6     $793.7   $1,778.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       1.6%          6.1%       14.3%       33.4%      44.6%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      52.7%         57.6%       59.2%       56.9%      37.0%      48.3%
                                    =====        ======      ======      ======     ======   ========

                                                                 2016
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 4.8        $ 56.7      $120.7      $239.4     $167.2   $  588.8
   Industrial..................       3.8          63.1        66.9       166.4      151.5      451.7
   Office......................      22.7          19.9         8.5       219.9      109.5      380.5
   Apartments..................      13.1          12.8         7.4        54.3       33.8      121.4
   Mixed use...................       0.6           3.5         3.2        23.3       28.2       58.8
   Other.......................        --          12.4         5.3         4.6        3.4       25.7
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $45.0        $168.4      $212.0      $707.9     $493.6   $1,626.9
                                    =====        ======      ======      ======     ======   ========
% of total.....................       2.8%         10.4%       13.0%       43.5%      30.3%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      58.8%         59.4%       58.1%       58.8%      44.1%      54.3%
                                    =====        ======      ======      ======     ======   ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2017                      2016
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.     $722.0        80.4%      $  672.4       58.6%
Derivatives.............................       83.8         9.3           72.7        6.3
Securities lending collateral...........       43.5         4.8           89.0        7.8
Limited partnerships....................       29.1         3.2           41.1        3.6
Short-term investments..................       15.9         1.8            8.5        0.7
Real estate owned.......................        3.3         0.4            3.3        0.3
Trading securities......................         --          --          259.1       22.6
Other investments.......................        0.5         0.1            0.5        0.1
                                             ------       -----       --------      -----
   Total other invested assets..........     $898.1       100.0%      $1,146.6      100.0%
                                             ======       =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      Derivative assets             Derivative liabilities
                                               ------------------------------- --------------------------------
                                                    Balance        Fair value      Balance         Fair value
                                                     sheet         -----------      sheet         -------------
(Amounts in millions)                            classification    2017  2016   classification     2017   2016
---------------------                          --------------      ----- ----- --------------     ------ ------
Derivatives not designated as hedges
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $  -- $ 0.2     liabilities    $   -- $   --
                                                 Other invested                       Other
Equity index options..........................       assets         79.5  72.0     liabilities        --     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets           --    --     liabilities       2.0    1.1
                                                 Other invested                       Other
Limited guarantee.............................       assets          4.3   0.5     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(1)/    11.1  13.3    balances/(2)/    215.6  261.0
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(3)/    416.4  341.0
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(4)/     14.1   11.5
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      94.9  86.0                     648.1  614.6
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $94.9 $86.0                    $648.1 $614.6
                                                                   ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(3)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(4)/Represents the embedded derivatives associated with our indexed universal life liabilities.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              Maturities/  December 31,
(Notional in millions)                Measurement December 31, 2016 Additions terminations     2017
----------------------                ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
Interest rate swaps..................  Notional       $    4.9      $     --   $      --     $    4.9
Credit default swaps.................  Notional           10.0            --          --         10.0
Equity index options.................  Notional        2,395.5       2,982.4    (2,957.8)     2,420.1
Financial futures....................  Notional        1,188.7       1,155.2    (1,239.0)     1,104.9
Equity return swaps..................  Notional          150.0         254.6      (329.6)        75.0
Limited guarantee....................  Notional          250.0            --          --        250.0
Reinsurance embedded derivative......  Notional          301.5            --      (301.5)          --
                                                      --------      --------   ---------     --------
   Total derivatives.................                 $4,300.6      $4,392.2   $(4,827.9)    $3,864.9
                                                      ========      ========   =========     ========

                                                                              Maturities/  December 31,
(Number of policies)                  Measurement December 31, 2016 Additions terminations     2017
--------------------                  ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
GMWB embedded derivatives............  Policies        28,908          --        (2,378)      26,530
Fixed index annuity embedded
  derivatives........................  Policies        17,299          --          (454)      16,845
Indexed universal life embedded
  derivatives........................  Policies         1,074           1           (90)         985

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2017, 2016 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                         2017   2016   2015
---------------------                                                                        -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $72.5  $68.3  $63.6
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9), $(3.2)
  and $(2.9)................................................................................   6.8    6.0    5.3
Reclassification to net income (loss), net of deferred taxes of $0.9, $0.9 and $0.3.........  (1.4)  (1.8)  (0.6)
                                                                                             -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $77.9  $72.5  $68.3
                                                                                             =====  =====  =====

   Derivatives qualifying as effective accounting hedges totaled $77.9 million, $72.5 million and $68.3 million, net of taxes, for the years ended December 31, 2017, 2016 and 2015, respectively, related to our investment in GLICNY. The $77.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2017 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2017, 2016 and 2015 in connection with forecasted transactions that were no longer considered probable of occurring.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                        Classification of gain (loss) recognized
(Amounts in millions)                           2017     2016    2015            in net income (loss)
---------------------                          ------  -------  ------  ----------------------------------------
Interest rate swaps........................... $   --  $  15.1  $  0.6       Net investment gains (losses)
Equity index options..........................   57.4     11.8   (23.6)      Net investment gains (losses)
Financial futures.............................  (34.8)  (101.6)  (31.5)      Net investment gains (losses)
Equity return swaps...........................  (21.8)    (3.7)    0.1       Net investment gains (losses)
Limited guarantee.............................    3.8     (3.3)   (1.4)      Net investment gains (losses)
Reinsurance embedded derivative...............  (11.5)    42.3    (1.3)      Net investment gains (losses)
GMWB embedded derivatives.....................   67.6     68.5   (21.6)      Net investment gains (losses)
Fixed index annuity embedded derivatives......  (83.7)   (22.0)   (7.1)      Net investment gains (losses)
Indexed universal life embedded derivatives...    7.5      9.7     6.5       Net investment gains (losses)
                                               ------  -------  ------
   Total derivatives not designated as hedges. $(15.5) $  16.8  $(79.3)
                                               ======  =======  ======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2017                                     2016
                                                --------------------------------------   --------------------------------------
                                                Derivatives   Derivatives        Net     Derivatives   Derivatives        Net
(Amounts in millions)                           assets/(1)/ liabilities/(1)/ derivatives assets/(1)/ liabilities/(1)/ derivatives
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 79.5        $  2.0         $ 77.5      $ 72.2        $  1.1         $ 71.1
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------        ------         ------
   Net amounts presented in the balance
     sheet.....................................     79.5           2.0           77.5        72.2           1.1           71.1
Gross amounts not offset in the balance sheet:
   Financial instruments/(2)/..................     (2.0)         (2.0)            --        (1.1)         (1.1)            --
   Collateral received.........................    (29.0)           --          (29.0)      (21.6)           --          (21.6)
   Collateral pledged..........................       --         (20.0)          20.0          --         (45.8)          45.8
Over collateralization.........................       --          20.0          (20.0)         --          45.8          (45.8)
                                                  ------        ------         ------      ------        ------         ------
Net amount.....................................   $ 48.5        $   --         $ 48.5      $ 49.5        $   --         $ 49.5
                                                  ======        ======         ======      ======        ======         ======

--------
/(1)/Does not include amounts related to embedded derivatives as of
     December 31, 2017 and 2016.
/(2)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2017 and 2016, we could have been allowed to claim $48.5 million and $49.5 million, respectively. The chart above excludes embedded derivatives and limited guarantee as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2017                        2016
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures in less than one year..............  $10.0    $--       $--      $  --    $--       $--
   Matures after one year through five years..     --     --        --       10.0     --        --
                                                -----    ---       ---      -----    ---       ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $--       $--      $10.0    $--       $--
                                                =====    ===       ===      =====    ===       ===

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2017      2016      2015
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,102.8  $2,345.5  $2,842.3
   Costs deferred.................................................      9.0      58.8     142.6
   Amortization, net of interest accretion........................   (185.0)   (301.5)   (185.3)
   Impairment.....................................................       --        --    (454.1)
   Reinsurance transactions/(1)/..................................     31.7        --        --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  1,958.5   2,102.8   2,345.5
   Accumulated effect of net unrealized investment (gains) losses.   (324.6)   (146.7)   (105.8)
                                                                   --------  --------  --------
Balance as of December 31......................................... $1,633.9  $1,956.1  $2,239.7
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

$5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. As of December 31, 2017 and 2016, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

   In 2017 and 2016, as part of our annual review and update of assumptions, we increased DAC amortization for our universal and term universal life products by $37.5 million and $82.1 million, respectively, reflecting updated assumptions primarily for emerging mortality experience and prolonged lower interest rates. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. See note 7 for additional information regarding amortization of DAC related to reinsurance transactions with related parties.

   In 2015, we entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life"). Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. We initially ceded premiums of $325.7 million and reserves of $330.5 million of certain term life insurance products under this agreement. In connection with entering into the Master Agreement in 2015, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

(6) Intangible Assets

   The following table presents our intangible assets as of December 31:

                                                        2017                     2016
                                               ----------------------   ----------------------
                                                 Gross                    Gross
                                                carrying   Accumulated   carrying   Accumulated
(Amounts in millions)                          amount/(1)/ amortization amount/(1)/ amortization
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $594.2      $(511.2)     $625.6      $(479.8)
Capitalized software..........................    129.7       (118.3)      127.3       (112.1)
Deferred sales inducements to contractholders.     64.7        (43.5)       66.5        (40.5)
Other.........................................      3.8         (3.8)        3.8         (3.8)
                                                 ------      -------      ------      -------
   Total......................................   $792.4      $(676.8)     $823.2      $(636.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2017, 2016 and 2015 was $37.6 million, $(2.7) million and $30.7 million, respectively. Amortization expense related to deferred sales inducements of $3.0 million, $4.9 million and $4.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2017    2016    2015
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $211.3  $198.6  $218.3
   Amortization...................................................  (41.8)    2.0   (32.5)
   Interest accreted at 5.32%, 5.22% and 6.14%....................   10.4    10.7    12.8
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  179.9   211.3   198.6
   Accumulated effect of net unrealized investment (gains) losses.  (96.9)  (65.5)  (60.5)
                                                                   ------  ------  ------
Balance as of December 31......................................... $ 83.0  $145.8  $138.1
                                                                   ======  ======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. As of December 31, 2017, we believe all of our businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2017 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2018. 6.5%
                                   2019. 8.0%
                                   2020. 7.3%
                                   2021. 6.6%
                                   2022. 6.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2017, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In April 2017, we assumed risk on a coinsurance basis for certain blocks of term life insurance, universal life insurance and single premium whole life insurance from GLIC, our parent. As part of these transactions, we received cash and investments of $250.6 million, DAC of $31.7 million and recorded higher reserves of $190.6, which resulted in an after-tax gain of $57.2 million. This affiliated reinsurance gain was recorded in additional paid-in capital as a deemed capital contribution in 2017.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. As of December 31, 2017 and 2016, we had reserves of $1,367.1 million and $1,258.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2017 and 2016, we had reinsurance recoverables of $198.9 million and $232.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   In February 2016, as part of restructuring Genworth's U.S. life insurance business, Genworth announced an initiative to repatriate existing reinsured business from Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. After receiving regulatory approval, on October 1, 2016, the repatriation was completed through the merger of BLAIC with and into GLIC, our parent, with GLIC being the surviving company. As a result of this repatriation, we recaptured all of our term and universal life insurance policies previously ceded to BLAIC, an affiliate, which primarily increased policy fees and other income $318.1 million with a proportionate increase in benefits and other changes in reserves. In addition, subsequent to the recapture, an embedded derivative associated with our universal life insurance products was terminated which resulted in a gain of $42.6 million that was recorded in net investment gains (losses).

   In 2016, we also recaptured certain universal life insurance policies previously ceded to GLIC and certain linked-benefit products were recaptured by GLIC that we had previously assumed. As a result of these reinsurance transactions, we initially recorded higher policy fees and other income of approximately $403.0 million, higher acquisition and operating expenses of approximately $298.0 million and we wrote off deferred acquisition costs of approximately $50.8 million. These reinsurance recaptures resulted in an after-tax gain of approximately $45.7 million. Additionally, in satisfaction of the $298.0 million net recapture settlement, we transferred fixed maturity securities with a book value of $276.2 million to GLIC, resulting in an after-tax gain of $14.2 million. These affiliated non-cash recapture gains were recorded in additional paid-in capital as deemed capital contributions in 2016. See note 12, supplemental cash flow information, for other non-cash transactions.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $814.4 million and $18.4 million, respectively, as of December 31, 2017 and $775.7 million and $18.2 million, respectively, as of December 31, 2016 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2017 and 2016, we had $1,768.9 million and $1,739.4 million, respectively, in retained assets that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2017 and 2016, we had a reinsurance recoverable of $5,828.3 million and $6,001.1 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2017         2016         2015
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 475,061.0  $ 502,208.9  $ 524,686.6
 Amounts assumed from other companies..   132,285.7    135,988.1    139,439.1
 Amounts ceded to other companies/(1)/.  (555,841.4)  (554,261.6)  (478,002.5)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $  51,505.3  $  83,935.4  $ 186,123.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...       256.8%       162.0%        74.9%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                       Earned
                                     -------------------------  -----------------------------
(Amounts in millions)                  2017     2016     2015     2017       2016       2015
---------------------                -------  -------  -------  -------  -------      -------
Direct.............................. $ 795.9  $ 837.7  $ 882.9  $ 796.6  $ 838.6      $ 884.2
Assumed.............................   169.1    156.5    156.7    169.2    156.6        156.7
Ceded...............................  (655.1)  (980.9)  (499.1)  (655.8)  (981.6)      (500.0)
                                     -------  -------  -------  -------  -------      -------
Net premiums........................ $ 309.9  $  13.3  $ 540.5  $ 310.0  $  13.6      $ 540.9
                                     =======  =======  =======  =======  =======      =======
Percentage of amount assumed to net.                               54.6%      NM/(1)/    29.0%
                                                                =======  =======      =======

--------
/(1)/We define "NM" as not meaningful for percentages greater than 200%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   See note 5 for a discussion on the impact of reinsurance treaty with Protective Life on ceded premiums for the year ended December 31, 2016.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,235.0 million, $996.2 million and $1,106.6 million during 2017, 2016 and 2015, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2017     2016
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.00% - 8.00% $4,775.9 $4,859.7
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,347.5  2,455.8
Annuity contracts with life contingencies.......    /(1)/   1.00% - 8.00%  1,302.7  1,361.7
Accident and health insurance contracts.........    /(3)/   3.50% - 6.00%    126.2    114.0
Supplementary contracts with life contingencies.    /(1)/   1.00% - 8.00%     74.3     67.9
                                                                          -------- --------
   Total future policy benefits.................                          $8,626.6 $8,859.1
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, the 1983 Group Annuitant Mortality Table, the 1983 Individual Annuitant Mortality Table, the Annuity 2000 Mortality Table or the 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, or the 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or the 2000
     U.S. Annuity Table, the 1983 Group Annuitant Mortality Table or the 2008 Valuation Basic Table.

   We regularly review our assumptions and perform loss recognition testing at least annually. In 2017 and 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of $5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for these products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

   (Amounts in millions)                                    2017      2016
   ---------------------                                  --------- ---------
   Annuity contracts..................................... $ 4,195.4 $ 4,419.6
   Structured settlements without life contingencies.....     768.5     835.9
   FABNs.................................................       5.0       5.3
   Supplementary contracts without life contingencies....     443.4     465.2
   Variable universal life insurance contracts...........      15.3      15.9
                                                          --------- ---------
      Total investment contracts.........................   5,427.6   5,741.9
   Universal and term universal life insurance contracts.   6,630.1   6,211.4
                                                          --------- ---------
      Total policyholder account balances................ $12,057.7 $11,953.3
                                                          ========= =========

   In 2017, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $30.8 million for our universal and term universal life insurance products driven mostly by emerging mortality experience and from prolonged low interest rates. In 2016, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $202.2 million for our universal and term universal life insurance products, reflecting updated assumptions primarily for mortality experience in older age populations. In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $16.1 million and $15.0 million of common stock related to our memberships as of December 31, 2017 and 2016, respectively, which was included in equity securities. In 2017, our universal life business entered into a new FHLB agreement for $25.0 million, which was included in universal and term universal life insurance contracts in the table above. As of December 31, 2017, we have an outstanding funding agreement with FHLB and also a letter of credit which has not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The letter of credit of $28.2 million related to the FHLB is for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. This funding agreement and the letter of credit were collateralized by fixed maturity securities with a fair value of $72.4 million as of December 31, 2017.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2017     2016
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,169.3 $2,168.6
   Net amount at risk...................................................... $    2.2 $    3.4
   Average attained age of contractholders.................................       74       73
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,202.0 $2,297.8
   Net amount at risk...................................................... $  114.2 $  154.1
   Average attained age of contractholders.................................       75       74
Account values with living benefit guarantees:
   GMWBs................................................................... $2,311.0 $2,405.5
   Guaranteed annuitization benefits....................................... $1,168.1 $1,145.5

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2017 and 2016, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,008.4 million and $5,135.6 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $92.7 million and $89.0 million as of December 31, 2017 and 2016, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2017 and 2016, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $584.7 million and $663.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2017     2016
                    ---------------------  -------- --------
                     Balanced funds....... $2,743.4 $2,780.4
                     Equity funds.........  1,116.1  1,116.6
                     Bond funds...........    435.7    478.2
                     Money market funds...     75.0     80.1
                                           -------- --------
                        Total............. $4,370.2 $4,455.3
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(9) Liability for Policy and Contract Claims

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (Amounts in millions)                               2017   2016
        ---------------------                              ------ ------
        Life insurance.................................... $236.7 $205.4
        Fixed annuities...................................   12.7    8.4
        Accident and health insurance contracts...........   42.5   46.6
        Runoff............................................    6.4    7.2
                                                           ------ ------
           Total liability for policy and contract claims. $298.3 $267.6
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2017     2016     2015
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 267.6  $ 254.6  $ 245.8
       Less reinsurance recoverables..........  (155.1)  (127.3)  (112.4)
                                               -------  -------  -------
          Net balance as of January 1.........   112.5    127.3    133.4
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   757.5    703.6    810.8
          Prior years.........................    13.2     16.9      8.4
                                               -------  -------  -------
              Total incurred..................   770.7    720.5    819.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (671.8)  (663.0)  (736.8)
          Prior years.........................   (86.7)   (72.3)   (88.5)
                                               -------  -------  -------
              Total paid......................  (758.5)  (735.3)  (825.3)
                                               -------  -------  -------
          Net balance as of December 31.......   124.7    112.5    127.3
       Add reinsurance recoverables...........   173.6    155.1    127.3
                                               -------  -------  -------
       Ending balance as of December 31....... $ 298.3  $ 267.6  $ 254.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2017

   In 2017, the incurred amount of $13.2 million related to insured events of prior years increased predominantly related to our life insurance business from unfavorable mortality in 2017.

2016

   In 2016, the incurred amount of $16.9 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity in 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


2015

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

(10) Non-Recourse Funding Obligations

   As of December 31, 2017 and 2016, Rivermont Life Insurance Company I ("Rivermont I"), our wholly-owned, special purpose consolidated captive insurance subsidiary, had an outstanding floating rate subordinated note of $310.6 million and $310.4 million, net of $4.4 million and $4.6 million, respectively, of deferred borrowing charges, due in 2050 with accrual of interest based on one-month London Interbank Offered rate ("LIBOR") that resets every 28 days plus a fixed margin. This surplus note has been deposited into a trust that has issued money market securities. Both principal and interest payments on the money market securities are guaranteed by a third-party insurance company. The holders of the money market securities cannot require repayment from us or Rivermont I, the direct issuer of the note. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify Rivermont I and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2017 and 2016, the fair value of this derivative was $4.3 million and $0.5 million, respectively.

   Any payment of principal, including by redemption, or interest on the note may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the note have no rights to accelerate payment of principal of the note under any circumstances, including without limitation, for nonpayment or breach of any covenant. Rivermont I, the direct issuer of the note, reserves the right to repay the note that it has issued at any time, subject to prior regulatory approval.

   During 2016, in connection with a life block transaction, River Lake I redeemed $1,004.6 million of its outstanding floating rate subordinated notes due in 2033 and River Lake II redeemed $794.8 million of its outstanding floating rate subordinated notes due in 2035 for a pre-tax loss of approximately $9.0 million from the write-off of deferred borrowing costs.

   During 2015, River Lake I repaid $30.6 million of its total outstanding floating rate subordinated notes due in 2033 and River Lake II repaid $36.8 million of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2017 and 2016 were 3.5% and 2.8%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(11) Income Taxes

   The total benefit for income taxes was as follows for the years ended December 31:

         (Amounts in millions)                2017     2016     2015
         ---------------------              -------  -------  -------
         Current federal income taxes...... $  46.9  $ 121.9  $ (23.9)
         Deferred federal income taxes.....  (432.0)  (157.2)  (184.2)
                                            -------  -------  -------
            Total federal income taxes.....  (385.1)   (35.3)  (208.1)
                                            -------  -------  -------
         Current state income taxes........     1.3     (0.1)    (1.2)
         Deferred state income taxes.......     1.5      0.8     (1.9)
                                            -------  -------  -------
            Total state income taxes.......     2.8      0.7     (3.1)
                                            -------  -------  -------
            Total benefit for income taxes. $(382.3) $ (34.6) $(211.2)
                                            =======  =======  =======

   As of December 31, 2017, the current federal income tax payable was $14.4 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2016, the current federal income tax receivable was $15.8 million and was included in other assets in the consolidated balance sheet. As of December 31, 2017 and 2016, the current state income tax payable was $1.3 million and $0.1 million, respectively, and was included in other liabilities in the consolidated balance sheets.

   In 2016, we recorded $36.1 million in retained earnings as a deemed dividend related to a reimbursement of amounts primarily related to liabilities for tax contingency reserves previously assumed and paid by Genworth North America Corporation ("GNA"), our indirect parent, under our Tax Assumption Agreement. In 2017 and 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(Amounts in millions)                                            2017            2016           2015
---------------------                                       --------------  -------------  -------------
Pre-tax loss before equity in net income of unconsolidated
  subsidiary............................................... $ (91.4)        $(113.2)       $(577.4)
                                                            =======         =======        =======
Statutory U.S. federal income tax rate..................... $ (32.0)  35.0% $ (39.6) 35.0% $(202.1) 35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect......     1.8   (2.0)     0.5  (0.4)    (2.0)  0.3
   Write-off of deferred taxes.............................      --     --      9.0  (8.0)     1.2  (0.2)
   Benefit on tax favored investments, net of uncertain
     tax positions.........................................     2.1   (2.3)    (7.6)  6.7    (10.8)  1.9
   Valuation allowance.....................................    (2.9)   3.2      2.9  (2.6)    (1.2)  0.2
   TCJA, impact from change in tax rate....................  (349.7) 382.6       --    --       --    --
   Other, net..............................................    (1.6)   1.8      0.2  (0.2)     3.7  (0.6)
                                                            -------  -----  -------  ----  -------  ----
Effective rate............................................. $(382.3) 418.3% $ (34.6) 30.6% $(211.2) 36.6%
                                                            =======  =====  =======  ====  =======  ====

   On December 22, 2017, the TCJA was signed into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. The most significant provision to our financial statements is the corporate rate reduction from 35% to 21%. Included in our 2017 benefit for income taxes is $349.7 million of tax benefits associated with revaluing our deferred tax assets and liabilities to the new rate on the date of enactment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For the year ended December 31, 2017, the increase in the effective tax rate was primarily related to changes in U.S. tax legislation under the TCJA, mostly from the reduction in corporate tax rates as described above.

   For the year ended December 31, 2016, the decrease in the effective tax rate was primarily attributable to the write-off of unsupported tax balances and a valuation allowance on foreign tax credits that we did not expect to realize. This decrease was partially offset by the effect of tax favored investment benefits on a lower pre-tax loss in 2016 compared to 2015.

   The components of the net deferred income tax liability were as follows as of December 31:

       (Amounts in millions)                              2017    2016
       ---------------------                             ------  ------
       Assets:
          Accrued expenses..............................   24.2    11.5
          Net operating loss carryforwards..............    7.4    12.3
          Foreign tax credit carryforwards..............    1.6     2.1
          State income taxes............................    6.2     7.8
                                                         ------  ------
              Gross deferred income tax assets..........   39.4    33.7
              Valuation allowance.......................   (7.4)  (15.2)
                                                         ------  ------
              Total deferred income tax assets..........   32.0    18.5
                                                         ------  ------
       Liabilities:
          Investments................................... $  1.1  $  8.8
          Insurance reserves transition adjustment......   93.1      --
          Insurance reserves............................   47.0   203.7
          Net unrealized gains on investment securities.   70.1    89.6
          PVFP..........................................   42.8    82.9
          DAC...........................................  282.4   526.0
          Other.........................................   22.2    10.3
                                                         ------  ------
              Total deferred income tax liabilities.....  558.7   921.3
                                                         ------  ------
              Net deferred income tax liability......... $526.7  $902.8
                                                         ======  ======

   The above valuation allowance of $7.4 million and $15.2 million as of December 31, 2017 and 2016, respectively, related to a specific federal separate tax return net operating loss. As of December 31, 2016, the valuation allowance also included the impact of foreign tax credits that we did not expect to realize. The decrease in the valuation allowance in 2017 was primarily related to judgments regarding the future realization of certain foreign tax credits, for which a valuation allowance was established in 2016 and the effect of revaluing deferred tax assets and liabilities to the newly enacted 21% tax rate. In light of our latest financial projections, which include the impact of changes in U.S. tax law under the TCJA, we believe that it is more likely than not that the benefits of these foreign tax credits will be realized and have released this portion of the valuation allowance.

   Based on our analysis, we believe it is more likely than not that the results of future operations and reversal of taxable temporary differences will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Net operating loss carryforwards amounted to $35.2 million as of December 31, 2017, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $1.6 million as of December 31, 2017, and if unused will begin to expire in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (Amounts in millions)                          2017   2016   2015
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 5.4  $ 7.1  $ 9.6
       Tax positions related to the current period:
          Gross additions...........................   1.6     --    0.8
          Gross reductions..........................  (1.6)  (1.7)  (1.6)
       Tax positions related to the prior years:
          Gross additions...........................   9.6     --     --
          Gross reductions..........................    --     --   (1.7)
                                                     -----  -----  -----
       Balance as of December 31.................... $15.0  $ 5.4  $ 7.1
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $15.0 million as of December 31, 2017, which if recognized would affect the effective rate on operations by $10.0 million. We believe that it is reasonably possible that in 2018 due to the potential resolution of certain potential settlements and other administrative and statutory proceedings and limitations, up to approximately $14.3 million unrecognized tax benefits will be recognized.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2017, 2016 and 2015, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2017 and 2016.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2013. Any exposure with respect to these pre-2014 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

   Due to the complexities involved in accounting for the recently enacted TCJA, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, which requires companies to include in its financial statements a reasonable estimate of the impact of the TCJA on earnings to the extent such reasonable estimate has been determined. For specific effects of the TCJA for which a reasonable estimate cannot be made, SAB 118 provides that no amount should be recorded as a provisional amount in current year earnings and companies should continue to apply the tax law in effect just before the enactment date of the TCJA on December 22, 2017.

   Accordingly, we recorded the following reasonable estimates of the tax impact in our earnings for the year ended December 31, 2017. These amounts are considered to be provisional as we continue to assess available tax methods and elections and refine our computations and estimates.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Deferred tax assets and liabilities

   We remeasured certain deferred tax assets and liabilities based on the federal rate at which they are expected to reverse in the future, which is generally 21%. However, the Internal Revenue Service has indicated that additional guidance will be forthcoming with respect to several technical areas within the TCJA, which could affect the measurement of these balances or potentially give rise to new deferred tax amounts. The provisional amount recorded in 2017 that related to the re-measurement of our deferred tax assets and liabilities was a tax benefit of $349.7 million.

   Insurance reserve transition adjustment

   We have recorded a provisional reclassification in deferred tax liabilities in the amount of $93.1 million related to the transition adjustment required under the TCJA with respect to the life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. This provisional amount had no impact on income (loss), however, the reclassification amount may change as we continue to refine our insurance reserve calculations and apply the new reserving rules under the TCJA on a product level basis. Future changes similarly are not expected to have an impact on income (loss).

   Further regulatory guidance related to the TCJA is expected to be issued in 2018 which may result in changes to our current estimates. Any revisions to the estimated impacts of the TCJA will be recorded when the computations are complete and will be reflected in our year ended December 31, 2018 financial statements.

(12) Supplemental Cash Flow Information

   Net cash paid for taxes was $16.8 million, $132.7 million and $48.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $10.8 million, $54.5 million and $81.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16. For information regarding non-cash transactions related to reinsurance transactions with related parties, see note 7.

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $68.9 million, $103.4 million and $150.3 million for the years ended December 31, 2017, 2016 and 2015, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $14.1 million, $25.2 million and $28.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.2 million, $14.9 million and $15.9 million to Genworth in 2017, 2016 and 2015, respectively, for investment-related

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2017, 2016 and 2015, we incurred no interest expense under this agreement. For the years ended December 31, 2017, 2016 and 2015, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2017 and 2016, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2017 and 2016, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $10.8 million and $9.3 million as of December 31, 2017 and 2016, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2017 and 2016 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2017, we recorded $2.5 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2016 and 2015, we recorded $0.5 million and $24.5 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2017 and 2016, Newco leased buildings to affiliates and we recognized $4.5 million in rental income related to these lease arrangements.

   See note 7 for additional information related to reinsurance transactions with related parties.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, short-term investments, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents limited partnerships accounted for under the cost method. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2017
                     -                       ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,774.6 $1,835.8   $--    $ --   $1,835.8
   Other invested assets....................     /(1)/        6.2      9.2    --      --        9.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.6    201.0    --      --      201.0
   Investment contracts.....................     /(1)/    5,427.6  5,671.0    --     4.9    5,666.1
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   29.5            --       --    --      --         --

                                                                      2016
                                             ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,623.1 $1,654.3   $--    $ --   $1,654.3
   Other invested assets....................     /(1)/       17.1     19.5    --     8.5       11.0
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.4    185.7    --      --      185.7
   Investment contracts.....................     /(1)/    5,741.9  6,033.7    --     5.1    6,028.6
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   35.0            --       --    --      --         --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, short-term investments, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, short-term investments, equity and trading securities

   The fair value of fixed maturity, short-term investments, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or broker quotes, which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. If prices are unavailable from public pricing services we obtain broker quotes. For all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   A summary of the inputs used for our fixed maturity, short-term investments, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

Level 1 measurements

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Level 2 measurements

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 87.7% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing. Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2017:

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association OAS,
U.S. government, agencies and                      Price quotes from trading desk,        Treasury Curve, Agency Bullet Curve,
 government-sponsored enterprises.....  $880.1     broker feeds                           maturity to issuer spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......  $704.6     vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................  $167.2     market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $5,275.3    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,740.0    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,178.3    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                                                          year, tranche type, original credit
                                                   Multi-dimensional attribute-based      ratings, weighted-average life, cash
                                                   modeling systems, pricing matrix,      flows, spreads derived from broker
                                                   spread matrix priced to swap curves,   quotes, bid side prices, spreads to
                                                   Trepp commercial mortgage-backed       daily updated swaps curves, TRACE
Commercial mortgage-backed............   $951.2    securities analytics model             reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $537.1    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $365.1 million and $156.6 million, respectively, as of December 31, 2017. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Short-term investments

   Short-term investments primarily include commercial paper and other highly liquid debt instruments and are classified as Level 2. We determine fair value after considering prices obtained by third-party pricing services.

Level 3 measurements

   Fixed maturity securities

  . Internal models: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $910.3 million as of December 31, 2017.

  . Broker quotes: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $158.5 million as of December 31, 2017.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2017 and 2016, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $53.6 million and $62.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Fixed index annuity embedded derivatives

   We have fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We have indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rates, equity index volatility, equity index, and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                         2017
                                                                       -----------------------------------------
(Amounts in millions)                                                    Total     Level 1   Level 2    Level 3
---------------------                                                  ---------- --------- ---------- ---------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $    880.1 $      -- $    880.1 $      --
          State and political subdivisions............................      704.6        --      704.6        --
          Non-U.S. government.........................................      177.9        --      177.9        --
          U.S. corporate:
             Utilities................................................    1,198.7        --      962.4     236.3
             Energy...................................................      630.4        --      599.1      31.3
             Finance and insurance....................................    1,259.8        --    1,066.2     193.6
             Consumer--non-cyclical...................................      906.6        --      892.9      13.7
             Technology and communications............................      583.5        --      583.5        --
             Industrial...............................................      305.3        --      305.3        --
             Capital goods............................................      566.1        --      538.4      27.7
             Consumer--cyclical.......................................      349.0        --      287.2      61.8
             Transportation...........................................      346.5        --      311.5      35.0
             Other....................................................      164.2        --       93.9      70.3
                                                                       ---------- --------- ---------- ---------
             Total U.S. corporate.....................................    6,310.1        --    5,640.4     669.7
                                                                       ---------- --------- ---------- ---------
          Non-U.S. corporate:
             Utilities................................................      149.9        --       66.6      83.3
             Energy...................................................      275.3        --      221.5      53.8
             Finance and insurance....................................      494.1        --      463.1      31.0
             Consumer--non-cyclical...................................      137.5        --       91.9      45.6
             Technology and communications............................      213.0        --      199.9      13.1
             Industrial...............................................      209.6        --      182.1      27.5
             Capital goods............................................      157.3        --      104.6      52.7
             Consumer--cyclical.......................................       56.3        --       52.4       3.9
             Transportation...........................................      154.3        --      125.7      28.6
             Other....................................................      389.7        --      388.8       0.9
                                                                       ---------- --------- ---------- ---------
             Total non-U.S. corporate.................................    2,237.0        --    1,896.6     340.4
                                                                       ---------- --------- ---------- ---------
          Residential mortgage-backed.................................    1,192.9        --    1,178.3      14.6
          Commercial mortgage-backed..................................      966.6        --      951.2      15.4
          Other asset-backed..........................................      565.8        --      537.1      28.7
                                                                       ---------- --------- ---------- ---------
          Total fixed maturity securities.............................   13,035.0        --   11,966.2   1,068.8
                                                                       ---------- --------- ---------- ---------
       Equity securities..............................................       64.2      32.0       16.3      15.9
                                                                       ---------- --------- ---------- ---------
       Other invested assets:
          Derivative assets:
             Equity index options.....................................       79.5        --         --      79.5
             Limited guarantee........................................        4.3        --         --       4.3
                                                                       ---------- --------- ---------- ---------
             Total derivative assets..................................       83.8        --         --      83.8
                                                                       ---------- --------- ---------- ---------
          Securities lending collateral...............................       43.5        --       43.5        --
          Short-term investments......................................       15.9        --       15.9        --
                                                                       ---------- --------- ---------- ---------
          Total other invested assets.................................      143.2        --       59.4      83.8
                                                                       ---------- --------- ---------- ---------
    Reinsurance recoverable/(1)/......................................       11.1        --         --      11.1
    Separate account assets...........................................    6,659.9   6,659.9         --        --
                                                                       ---------- --------- ---------- ---------
             Total assets............................................. $ 19,913.4 $ 6,691.9 $ 12,041.9 $ 1,179.6
                                                                       ========== ========= ========== =========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                                                       2016
                                                                       -------------------------------------
(Amounts in millions)                                                    Total   Level 1   Level 2  Level 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   954.7 $     -- $   954.7 $     --
          State and political subdivisions............................     624.0       --     624.0       --
          Non-U.S.government..........................................     169.0       --     169.0       --
          U.S. corporate:
             Utilities................................................   1,067.6       --     822.4    245.2
             Energy...................................................     614.9       --     562.8     52.1
             Finance and insurance....................................   1,167.0       --     985.4    181.6
             Consumer--non-cyclical...................................     885.9       --     857.2     28.7
             Technology and communications............................     528.5       --     528.5       --
             Industrial...............................................     245.7       --     245.7       --
             Capital goods............................................     534.8       --     503.3     31.5
             Consumer--cyclical.......................................     339.3       --     270.2     69.1
             Transportation...........................................     321.6       --     263.3     58.3
             Other....................................................     163.1       --      90.3     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,868.4       --   5,129.1    739.3
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     123.3       --      41.6     81.7
             Energy...................................................     246.7       --     193.8     52.9
             Finance and insurance....................................     399.5       --     354.6     44.9
             Consumer--non-cyclical...................................     133.6       --      88.3     45.3
             Technology and communications............................     188.9       --     176.4     12.5
             Industrial...............................................     189.8       --     173.5     16.3
             Capital goods............................................     118.3       --      69.3     49.0
             Consumer--cyclical.......................................      45.3       --      40.6      4.7
             Transportation...........................................     144.5       --     107.1     37.4
             Other....................................................     359.1       --     355.5      3.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,949.0       --   1,600.7    348.3
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,267.3       --   1,263.2      4.1
          Commercial mortgage-backed..................................     825.2       --     815.6      9.6
          Other asset-backed..........................................     752.1       --     699.2     52.9
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,409.7       --  11,255.5  1,154.2
                                                                       --------- -------- --------- --------
       Equity securities..............................................      53.3     30.1       7.4     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     259.1       --     259.1       --
          Derivative assets:
             Interest rate swaps......................................       0.2       --       0.2       --
             Equity index options.....................................      72.0       --        --     72.0
             Limited guarantee........................................       0.5       --        --      0.5
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      72.7       --       0.2     72.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      89.0       --      89.0       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     420.8       --     348.3     72.5
                                                                       --------- -------- --------- --------
    Reinsurance recoverable/(1)/......................................      13.3       --        --     13.3
    Separate account assets...........................................   6,704.4  6,704.4        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $19,601.5 $6,734.5 $11,611.2 $1,255.8
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                   Total realized and
                                                   unrealized gains
                                                       (losses)
                                        Beginning  ----------------
                                         balance   Included
                                          as of     in net                                                     Transfer
                                        January 1,  income   Included                                            into
(Amounts in millions)                      2017     (loss)    in OCI  Purchases  Sales  Issuances Settlements Level 3/(1)/
---------------------                   ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................  $  245.2   $   --    $ 6.6    $  6.0   $   --    $ --      $  (3.6)     $10.8
         Energy........................      52.1     (1.1)     0.6        --       --      --        (10.7)        --
         Finance and insurance.........     181.6       --      3.8      31.0     (7.0)     --        (23.8)       8.0
         Consumer--non-cyclical........      28.7       --      0.9        --       --      --           --         --
         Industrial....................        --       --      0.8      10.0       --      --           --         --
         Capital goods.................      31.5      0.2      1.2       4.0       --      --         (5.1)        --
         Consumer--cyclical............      69.1      0.1      3.1        --       --      --        (10.5)        --
         Transportation................      58.3       --      0.2        --       --      --         (1.8)        --
         Other.........................      72.8       --      1.2        --     (3.9)     --         (3.9)       4.1
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total U.S. corporate..........     739.3     (0.8)    18.4      51.0    (10.9)     --        (59.4)      22.9
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Non-U.S. corporate:
         Utilities.....................      81.7       --      1.5      10.0       --      --           --        0.8
         Energy........................      52.9       --      1.2        --       --      --         (0.3)        --
         Finance and insurance.........      44.9       --      0.4        --       --      --         (4.0)        --
         Consumer--non-cyclical........      45.3       --      1.1        --       --      --         (0.8)        --
         Technology and
          communications...............      12.5       --      0.6        --       --      --           --         --
         Industrial....................      16.3       --      0.7       4.0       --      --           --       10.7
         Capital goods.................      49.0       --      0.7       3.0       --      --           --         --
         Consumer--cyclical............       4.7       --     (0.1)       --       --      --         (0.7)        --
         Transportation................      37.4       --      0.5       6.0       --      --        (10.0)        --
         Other.........................       3.6     (1.5)     0.7        --     (1.9)     --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total non-U.S.
          corporate....................     348.3     (1.5)     7.3      23.0     (1.9)     --        (15.8)      11.5
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Residential mortgage-backed.........       4.1       --     (0.2)     15.1       --      --         (0.3)       4.9
   Commercial mortgage-backed..........       9.6     (0.9)     0.9      25.6       --      --           --         --
   Other asset-backed..................      52.9     (7.4)    10.1      27.8    (30.3)     --         (0.6)       4.0
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total fixed maturity securities.....   1,154.2    (10.6)    36.5     142.5    (43.1)     --        (76.1)      43.3
                                         --------   ------    -----    ------   ------    ----      -------      -----
Equity securities......................      15.8       --      0.1        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............      72.0     57.4       --      72.0       --      --       (121.9)        --
      Limited guarantee................       0.5      3.8       --        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
      Total derivative assets..........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total other invested assets.........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Reinsurance recoverable/(2)/...........      13.3     (3.9)      --        --       --     1.7           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Total Level 3 assets...................  $1,255.8   $ 46.7    $36.6    $214.5   $(43.1)   $1.7      $(198.0)     $43.3
                                         ========   ======    =====    ======   ======    ====      =======      =====

                                                                  Total gains
                                                                    (losses)
                                                                  included in
                                                        Ending     net income
                                                       balance       (loss)
                                         Transfer       as of     attributable
                                          out of     December 31,  to assets
(Amounts in millions)                   Level 3/(1)/     2017      still held
---------------------                   -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................   $ (28.7)     $  236.3      $  --
         Energy........................      (9.6)         31.3         --
         Finance and insurance.........        --         193.6       (0.2)
         Consumer--non-cyclical........     (15.9)         13.7         --
         Industrial....................     (10.8)           --         --
         Capital goods.................      (4.1)         27.7        0.1
         Consumer--cyclical............        --          61.8         --
         Transportation................     (21.7)         35.0         --
         Other.........................        --          70.3         --
                                          -------      --------      -----
         Total U.S. corporate..........     (90.8)        669.7       (0.1)
                                          -------      --------      -----
   Non-U.S. corporate:
         Utilities.....................     (10.7)         83.3         --
         Energy........................        --          53.8         --
         Finance and insurance.........     (10.3)         31.0         --
         Consumer--non-cyclical........        --          45.6         --
         Technology and
          communications...............        --          13.1         --
         Industrial....................      (4.2)         27.5         --
         Capital goods.................        --          52.7         --
         Consumer--cyclical............        --           3.9         --
         Transportation................      (5.3)         28.6         --
         Other.........................        --           0.9         --
                                          -------      --------      -----
         Total non-U.S.
          corporate....................     (30.5)        340.4         --
                                          -------      --------      -----
   Residential mortgage-backed.........      (9.0)         14.6         --
   Commercial mortgage-backed..........     (19.8)         15.4         --
   Other asset-backed..................     (27.8)         28.7         --
                                          -------      --------      -----
   Total fixed maturity securities.....    (177.9)      1,068.8       (0.1)
                                          -------      --------      -----
Equity securities......................        --          15.9         --
                                          -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............        --          79.5       36.3
      Limited guarantee................        --           4.3        3.8
                                          -------      --------      -----
      Total derivative assets..........        --          83.8       40.1
                                          -------      --------      -----
   Total other invested assets.........        --          83.8       40.1
                                          -------      --------      -----
Reinsurance recoverable/(2)/...........        --          11.1       (3.9)
                                          -------      --------      -----
Total Level 3 assets...................   $(177.9)     $1,179.6      $36.1
                                          =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2016     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................  $  203.3   $  --    $(1.7)   $ 57.5   $  (5.5)   $ --      $  (7.7)    $ 25.5
      Energy........................      72.2      --     (1.8)     10.0        --      --         (7.3)        --
      Finance and insurance.........     175.2     0.7     (2.1)     21.0      (5.0)     --         (8.1)      14.2
      Consumer--non-cyclical........      24.8      --      0.8       8.0      (4.9)     --           --         --
      Industrial....................       8.9     1.9      0.1        --        --      --        (10.9)        --
      Capital goods.................      35.8     0.4      0.7       8.7      (4.2)     --         (4.5)       0.7
      Consumer--cyclical............      86.5     1.8     (0.8)       --      (4.7)     --        (28.0)      14.3
      Transportation................      39.0      --     (2.4)     24.9        --      --         (3.2)        --
      Other.........................      68.8      --     (2.7)       --        --      --         (3.7)      14.0
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total U.S. corporate..........     714.5     4.8     (9.9)    130.1     (24.3)     --        (73.4)      68.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      65.9      --     (0.6)     21.5      (5.1)     --           --         --
      Energy........................      70.1      --      9.6        --     (16.0)     --        (10.8)        --
      Finance and insurance.........      55.9      --       --      10.0      (1.0)     --        (20.0)        --
      Consumer--non-cyclical........      35.4      --      1.5        --      (3.0)     --         (0.7)      12.1
      Technology and
       communications...............       7.5      --       --       7.0      (2.0)     --           --         --
      Industrial....................      30.0      --      2.1        --     (20.9)     --           --        5.1
      Capital goods.................      65.4      --      1.1        --        --      --         (1.9)        --
      Consumer--cyclical............       5.2      --      0.1        --        --      --         (0.6)        --
      Transportation................      23.6      --     (1.7)      6.0        --      --           --        9.5
      Other.........................      27.6    (2.4)     1.5        --     (13.2)     --         (0.4)        --
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total non-U.S. corporate......     386.6    (2.4)    13.6      44.5     (61.2)     --        (34.4)      26.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Residential mortgage-backed......      30.1    (0.1)     0.3        --      (9.1)     --         (3.7)        --
   Commercial mortgage-backed.......       5.6      --     (1.6)      0.1        --      --         (2.5)      11.1
   Other asset-backed...............     388.6    (1.3)    (0.4)       --      (1.3)     --         (3.1)      14.6
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,525.4     1.0      2.0     174.7     (95.9)     --       (117.1)     121.1
                                      --------   -----    -----    ------   -------    ----      -------     ------
Equity securities...................      15.8      --       --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      28.3    11.5       --      64.5     (32.3)     --           --         --
    Limited guarantee...............       3.8    (3.3)      --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
    Total derivative assets.........      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total other invested assets......      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      14.1    (2.6)      --        --        --     1.8           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Total Level 3 assets................  $1,587.4   $ 6.6    $ 2.0    $239.2   $(128.2)   $1.8      $(117.1)    $121.1
                                      ========   =====    =====    ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2016      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................   $ (26.2)     $  245.2      $  --
      Energy........................     (21.0)         52.1         --
      Finance and insurance.........     (14.3)        181.6        0.2
      Consumer--non-cyclical........        --          28.7         --
      Industrial....................        --            --         --
      Capital goods.................      (6.1)         31.5        0.1
      Consumer--cyclical............        --          69.1         --
      Transportation................        --          58.3         --
      Other.........................      (3.6)         72.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (71.2)        739.3        0.3
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          81.7         --
      Energy........................        --          52.9         --
      Finance and insurance.........        --          44.9         --
      Consumer--non-cyclical........        --          45.3         --
      Technology and
       communications...............        --          12.5         --
      Industrial....................        --          16.3         --
      Capital goods.................     (15.6)         49.0         --
      Consumer--cyclical............        --           4.7         --
      Transportation................        --          37.4         --
      Other.........................      (9.5)          3.6       (0.3)
                                       -------      --------      -----
      Total non-U.S. corporate......     (25.1)        348.3       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (13.4)          4.1         --
   Commercial mortgage-backed.......      (3.1)          9.6         --
   Other asset-backed...............    (344.2)         52.9         --
                                       -------      --------      -----
   Total fixed maturity securities..    (457.0)      1,154.2         --
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          72.0       12.5
    Limited guarantee...............        --           0.5       (3.3)
                                       -------      --------      -----
    Total derivative assets.........        --          72.5        9.2
                                       -------      --------      -----
   Total other invested assets......        --          72.5        9.2
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          13.3       (2.6)
                                       -------      --------      -----
Total Level 3 assets................   $(457.0)     $1,255.8      $ 6.6
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities. Most significantly, the majority of the transfers out of Level 3 related to a reclassification of collateralized loan obligation securities previously valued using a broker priced source to now being valued using third-party pricing services.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2015     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and politiical
    subdivisions....................  $    5.1   $   --   $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
      Utilities.....................     199.3       --     (3.2)     9.0        --      --         (1.8)        --
      Energy........................      83.8       --     (3.4)      --      (4.1)     --         (4.1)        --
      Finance and insurance.........     117.5      0.5     (1.9)    35.0        --      --         (4.5)      36.6
      Consumer--non-cyclical........      46.8       --      0.1       --        --      --        (12.0)        --
      Industrial....................        --       --     (0.1)     9.0        --      --           --         --
      Capital goods.................      32.3      0.1     (1.6)     7.8      (2.8)     --           --         --
      Consumer--cyclical............     124.2       --     (4.8)    20.0        --      --         (4.9)       0.5
      Transportation................      68.4       --     (0.4)      --        --      --        (17.5)        --
      Other.........................      72.8       --     (0.7)      --        --      --         (3.3)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total U.S. corporate..........     745.1      0.6    (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      76.4       --     (0.5)    10.0        --      --        (20.0)        --
      Energy........................     101.6     (0.3)    (6.1)      --      (4.7)     --        (20.4)        --
      Finance and insurance.........      78.1      2.4     (1.7)      --        --      --        (21.4)        --
      Consumer--non-cyclical........      39.1       --     (2.0)     9.0        --      --        (10.7)        --
      Technology and
       communications...............        --       --     (0.5)     8.0        --      --           --         --
      Industrial....................      50.3       --     (1.0)     1.0        --      --         (4.0)        --
      Capital goods.................      72.6       --     (2.2)      --        --      --         (5.0)        --
      Consumer--cyclical............      15.8       --     (0.4)      --        --      --           --       15.0
      Transportation................      31.9       --     (0.3)      --        --      --         (8.0)        --
      Other.........................      27.6       --      0.7       --        --      --         (0.7)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total non-U.S. corporate......     493.4      2.1    (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Residential mortgage-backed......      12.9     (0.2)    (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed.......       1.0       --     (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed...............     553.4     (1.1)     1.8     54.0    (172.4)     --        (75.9)      74.9
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,810.9      1.4    (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
Equity securities...................      15.9       --     (0.1)      --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      14.3    (23.1)      --     37.1        --      --           --         --
    Limited guarantee...............       5.2     (1.4)      --       --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total derivative assets.......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total other invested assets......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      10.9      1.2       --       --        --     2.0           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Total Level 3 assets................  $1,857.2   $(21.9)  $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                      ========   ======   ======   ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2015      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and politiical
    subdivisions....................   $  (5.1)     $     --      $  --
   U.S. corporate:
      Utilities.....................        --         203.3         --
      Energy........................        --          72.2         --
      Finance and insurance.........      (8.0)        175.2        0.5
      Consumer--non-cyclical........     (10.1)         24.8         --
      Industrial....................        --           8.9         --
      Capital goods.................        --          35.8        0.1
      Consumer--cyclical............     (48.5)         86.5         --
      Transportation................     (11.5)         39.0         --
      Other.........................        --          68.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (78.1)        714.5        0.6
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          65.9         --
      Energy........................        --          70.1       (0.3)
      Finance and insurance.........      (1.5)         55.9         --
      Consumer--non-cyclical........        --          35.4         --
      Technology and
       communications...............        --           7.5         --
      Industrial....................     (16.3)         30.0         --
      Capital goods.................        --          65.4         --
      Consumer--cyclical............     (25.2)          5.2         --
      Transportation................        --          23.6         --
      Other.........................        --          27.6         --
                                       -------      --------      -----
      Total non-U.S. corporate......     (43.0)        386.6       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed.......     (13.5)          5.6         --
   Other asset-backed...............     (46.1)        388.6       (1.6)
                                       -------      --------      -----
   Total fixed maturity securities..    (195.8)      1,525.4       (1.5)
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          28.3       (2.6)
    Limited guarantee...............        --           3.8       (1.4)
                                       -------      --------      -----
      Total derivative assets.......        --          32.1       (4.0)
                                       -------      --------      -----
   Total other invested assets......        --          32.1       (4.0)
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          14.1        1.2
                                       -------      --------      -----
Total Level 3 assets................   $(195.8)     $1,587.4      $(4.3)
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                   2017  2016  2015
---------------------                                                                  -----  ---- ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $(0.5) $4.7 $  4.1
   Net investment gains (losses)......................................................  47.2   1.9  (26.0)
                                                                                       -----  ---- ------
       Total.......................................................................... $46.7  $6.6 $(21.9)
                                                                                       =====  ==== ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $(0.1) $0.3 $  1.2
   Net investment gains (losses)......................................................  36.2   6.3   (5.5)
                                                                                       -----  ---- ------
       Total.......................................................................... $36.1  $6.6 $ (4.3)
                                                                                       =====  ==== ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following table presents a summary of the significant unobservable inputs used for certain asset fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                         Valuation
(Amounts in millions)                    technique    Fair value Unobservable input      Range      Weighted-average
---------------------                 --------------- ---------- ------------------ --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities..................... Internal models   $231.5     Credit spreads   63bps - 179bps       110bps
       Energy........................ Internal models      7.0     Credit spreads   75bps - 116bps       107bps
       Finance and insurance......... Internal models    177.0     Credit spreads   63bps - 196bps       135bps
       Consumer--non-cyclical........ Internal models     13.7     Credit spreads   97bps - 133bps       117bps
       Capital goods................. Internal models     27.7     Credit spreads   122bps - 183bps      146bps
       Consumer--cyclical............ Internal models     47.0     Credit spreads   75bps - 178bps       127bps
       Transportation................ Internal models     33.7     Credit spreads   57bps - 112bps        89bps
       Other......................... Internal models     61.7     Credit spreads    56bps - 89bps        64bps
                                                        ------
       Total U.S. corporate.......... Internal models   $599.3     Credit spreads   56bps - 196bps       114bps
--------------------------------------------------------------------------------------------------------------------
    Non-U.S. corporate:
       Utilities..................... Internal models   $ 83.3     Credit spreads    75bps - 138bps      104bps
       Energy........................ Internal models     44.3     Credit spreads    83bps - 130bps       95bps
       Finance and insurance......... Internal models     31.0     Credit spreads   91bps - 175bps       101bps
       Consumer--non-cyclical........ Internal models     34.1     Credit spreads   112bps - 135bps      128bps
       Technology and
        communications............... Internal models     13.1     Credit spreads   112bps - 213bps      157bps
       Industrial.................... Internal models     27.5     Credit spreads   94bps - 160bps       142bps
       Capital goods................. Internal models     38.2     Credit spreads   83bps - 172bps       110bps
       Consumer--cyclical............ Internal models      3.9     Credit spreads        83bps       Not applicable
       Transportation................ Internal models     18.8     Credit spreads   69bps - 178bps       103bps
       Other......................... Internal models      0.9     Credit spreads       217bps       Not applicable
                                                        ------
       Total non-U.S. corporate...... Internal models   $295.1     Credit spreads   69bps - 217bps       112bps
--------------------------------------------------------------------------------------------------------------------
    Derivative assets:
       Equity index options..........   Discounted                  Equity index
                                        cash flows      $ 79.5       volatility        6% - 30%            15%
--------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2017
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $215.6   $--    $ --   $215.6
       Fixed index annuity embedded derivatives........  416.4    --      --    416.4
       Indexed universal life embedded derivatives.....   14.1    --      --     14.1
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  646.1    --      --    646.1
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity return swaps.............................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $648.1   $--    $2.0   $646.1
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                     2016
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $261.0   $--    $ --   $261.0
       Fixed index annuity embedded derivatives........  341.0    --      --    341.0
       Indexed universal life embedded derivatives.....   11.5    --      --     11.5
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  613.5    --      --    613.5
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity index options............................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $614.6   $--    $1.1   $613.5
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                                balance   Included                                                                    balance
                                 as of     in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2017      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2017
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $261.0    $(71.5)   $--       $--     $--    $26.1      $  --      $--      $--       $215.6
    Fixed index annuity
     embedded
     derivatives..............    341.0      83.7     --        --      --       --       (8.3)      --       --        416.4
    Indexed universal life
     embedded
     derivatives..............     11.5      (7.5)    --        --      --     10.1         --       --       --         14.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
    Total policyholder
     account balances.........    613.5       4.7     --        --      --     36.2       (8.3)      --       --        646.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3 liabilities.....   $613.5    $  4.7    $--       $--     $--    $36.2      $(8.3)     $--      $--       $646.1
                                 ======    ======    ===       ===     ===    =====      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(69.3)
    Fixed index annuity
     embedded
     derivatives..............       83.7
    Indexed universal life
     embedded
     derivatives..............       (7.5)
                                   ------
    Total policyholder
     account balances.........        6.9
                                   ------
Total Level 3 liabilities.....     $  6.9
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                             Ending
                                balance   Included                                                                     balance
                                 as of     in net                                                  Transfer Transfer    as of
                               January 1, (income) Included                                          into    out of  December 31,
(Amounts in millions)             2016      loss    in OCI  Purchases Sales  Issuances Settlements Level 3  Level 3      2016
---------------------          ---------- -------- -------- --------- -----  --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $305.1    $(71.1)   $--      $ --    $  --    $27.0     $   --      $--      $--       $261.0
    Fixed index annuity
     embedded
     derivatives..............    338.6      22.0     --        --       --     10.3      (29.9)      --       --        341.0
    Indexed universal life
     embedded
     derivatives..............     10.0      (9.7)    --        --       --     11.2         --       --       --         11.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total policyholder
     account balances.........    653.7     (58.8)    --        --       --     48.5      (29.9)      --       --        613.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Derivative liabilities:
    Equity index options......      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total derivative
     liabilities..............      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Total Level 3 liabilities.....   $654.0    $(59.1)   $--      $0.1    $(0.1)   $48.5     $(29.9)     $--      $--       $613.5
                                 ======    ======    ===      ====    =====    =====     ======      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(65.8)
    Fixed index annuity
     embedded
     derivatives..............       22.0
    Indexed universal life
     embedded
     derivatives..............       (9.7)
                                   ------
    Total policyholder
     account balances.........      (53.5)
                                   ------
Derivative liabilities:
    Equity index options......         --
                                   ------
    Total derivative
     liabilities..............         --
                                   ------
Total Level 3 liabilities.....     $(53.5)
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                               balance as Included                                                                    balance
                                   of      in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2015      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2015
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $251.7    $22.8     $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives..............    270.2      7.1      --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal life
     embedded
     derivatives..............      6.7     (6.5)     --        --      --      9.8         --       --       --         10.0
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account balances.........    528.6     23.4      --        --      --    106.2       (4.5)      --       --        653.7
Derivative liabilities:
    Equity index options......       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total derivative
     liabilities..............       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3 liabilities.....   $528.6    $23.9     $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                                 ======    =====     ===       ===     ===   ======      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $26.3
    Fixed index annuity
     embedded
     derivatives..............       7.1
    Indexed universal life
     embedded
     derivatives..............      (6.5)
                                   -----
    Total policyholder
     account balances.........      26.9
Derivative liabilities:
    Equity index options......       0.5
                                   -----
    Total derivative
     liabilities..............       0.5
                                   -----
Total Level 3 liabilities.....     $27.4
                                   =====

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                       2017  2016   2015
---------------------                                                                       ---- ------  -----
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  4.7  (59.1)  23.9
                                                                                            ---- ------  -----
       Total............................................................................... $4.7 $(59.1) $23.9
                                                                                            ==== ======  =====
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  6.9  (53.5)  27.4
                                                                                            ---- ------  -----
       Total............................................................................... $6.9 $(53.5) $27.4
                                                                                            ==== ======  =====

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The following table presents a summary of the significant unobservable inputs used for certain liability fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                                 Valuation
(Amounts in millions)                            technique    Fair value  Unobservable input       Range     Weighted-average
---------------------                         --------------- ---------- --------------------- ------------- ----------------
Liabilities
    Policyholder account balances:
                                                                              Withdrawal
                                                                              utilization
                                                                                 rate            40% - 84%          65%
                                                                              Lapse rate         --% - 8%           4%
                                                                            Non-performance
                                                                         risk (credit spreads) 19bps - 83bps       65bps
       GMWB embedded                          Stochastic cash                Equity index
        derivatives/(1)/.....................   flow model      $215.6        volatility         13% - 24%          20%
-----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded            Option budget                Expected future
        derivatives..........................     method        $416.4     interest credited     --% - 2%           1%
-----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life embedded         Option budget                Expected future
        derivatives..........................     method        $ 14.1     interest credited      3% - 8%           5%
-----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) Variable Interest and Securitization Entities

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As a result of a clean-up call exercised on the securitization entities during 2016, we no longer have any exposure or guarantees associated with securitization entities as of December 31, 2017 and 2016.

   There has been no new asset securitization activity in 2017 or 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(16) Dividends and Capital Contributions

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2017, we are not able to distribute dividends in 2018 without obtaining regulatory approval. Based on statutory results as of December 31, 2017, we estimate our insurance subsidiaries could pay dividends of $6.0 million to us in 2018 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2018 at this level as they expect to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $36.2 million (none of which were deemed "extraordinary") and $80.4 million (none of which were deemed "extraordinary") during 2017 and 2016, respectively. Our life insurance subsidiaries did not pay any dividends during 2015.

   In 2015, we declared and paid cash dividends of $40.5 million to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry their excess of loss reinsurance agreements with The Canada Life Assurance Company and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   There was no impact from these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus as of December 31, 2017 and 2016. If permitted practices had not been used, no regulatory event would have been triggered.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   On March 23, 2018, River Lake IX and River Lake X were granted a new permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP effective January 1, 2018.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for GLAIC and our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                   Years ended December 31,
                                                                   ------------------------
(Amounts in millions)                                               2017     2016     2015
---------------------                                              ------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(32.7) $(276.2) $(284.5)
Captive life insurance subsidiaries...............................  (35.9)  (403.2)  (276.2)
                                                                   ------  -------  -------
   Combined statutory net loss.................................... $(68.6) $(679.4) $(560.7)
                                                                   ======  =======  =======

                                                                          As of December 31,
                                                                          -----------------
(Amounts in millions)                                                       2017      2016
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,348.6  $1,547.9

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed by us. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net loss and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $244.7 million and $274.1 million as of December 31, 2017 and 2016, respectively. Capital and surplus of our captive life reinsurance subsidiaries included surplus notes (non-recourse funding obligations) of Rivermont I as of December 31, 2017 and 2016, as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLAIC and our subsidiaries. As of December 31, 2017 and 2016, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 427% and 564% of the company action level as of December 31, 2017 and 2016, respectively.

   As of December 31, 2017 and 2016, we established $294.8 million and $65.2 million, respectively, of additional statutory reserves resulting from updates to our universal and term universal life insurance products with secondary guarantees. In addition, we currently expect to record approximately $94.8 million of additional statutory reserves in 2018.

   As a result of its year end 2017 assets adequacy analysis, GLICNY, our New York insurance affiliate for which we have an investment in accounted for under the equity method of accounting, recorded an additional $188.0 million of statutory reserves in 2017. While current actuarial assumptions may change in response to future experience, GLICNY currently expects to record approximately $302.0 million of additional statutory

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

reserves over the next two years. Among the current actuarial assumptions that may change is the amount of additional cash flow that may be recognized for asset adequacy analysis purposes attributable to certain pending rate increase requests filed with the New York State Department of Financial Services for its long-term care insurance business. Any future increases to reserves would impact our investment in GLICNY.

   Prior to its dissolution in 2016, River Lake IV also prepared financial statements in accordance with local regulatory requirements in Bermuda. Local statutory net income (loss) was $55.4 million and $(0.8) million for the years ended December 31, 2016 and 2015, respectively.

(18) Segment Information

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income (loss) represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2017:

                                                               U.S. Life           Corporate
(Amounts in millions)                                          Insurance   Runoff  and Other Consolidated
---------------------                                          ---------  -------- --------- ------------
Premiums...................................................... $   309.9  $    0.1  $    --   $   310.0
Net investment income.........................................     647.0      26.2      6.9       680.1
Net investment gains (losses).................................      10.1       8.1    (25.9)       (7.7)
Policy fees and other income..................................     583.3     125.2      4.5       713.0
                                                               ---------  --------  -------   ---------
   Total revenues.............................................   1,550.3     159.6    (14.5)    1,695.4
                                                               ---------  --------  -------   ---------
Benefits and other changes in policy reserves.................   1,087.7      20.1       --     1,107.8
Interest credited.............................................     275.1       5.2       --       280.3
Acquisition and operating expenses, net of deferrals..........     118.4      40.2      4.7       163.3
Amortization of deferred acquisition costs and intangibles....     195.9      26.7       --       222.6
Interest expense..............................................      12.8        --       --        12.8
                                                               ---------  --------  -------   ---------
   Total benefits and expenses................................   1,689.9      92.2      4.7     1,786.8
                                                               ---------  --------  -------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (139.6)     67.4    (19.2)      (91.4)
Provision (benefit) for income taxes..........................     (66.4)     18.9   (334.8)     (382.3)
                                                               ---------  --------  -------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (73.2)     48.5    315.6       290.9
Equity in net income of unconsolidated subsidiary.............        --        --     70.3        70.3
                                                               ---------  --------  -------   ---------
Net income (loss)............................................. $   (73.2) $   48.5  $ 385.9   $   361.2
                                                               =========  ========  =======   =========
Total assets.................................................. $23,990.8  $8,280.1  $ 871.7   $33,142.6
                                                               =========  ========  =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2016:

                                                               U.S. Life            Corporate
(Amounts in millions)                                          Insurance   Runoff   and Other Consolidated
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $    13.2  $    0.4  $     --   $    13.6
Net investment income.........................................     655.8      21.7       9.0       686.5
Net investment gains (losses).................................      52.0     (10.6)    (14.5)       26.9
Policy fees and other income..................................   1,310.2     129.4       4.6     1,444.2
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   2,031.2     140.9      (0.9)    2,171.2
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,062.4      36.0        --     1,098.4
Interest credited.............................................     299.9       5.5        --       305.4
Acquisition and operating expenses, net of deferrals..........     493.9      43.6       5.1       542.6
Amortization of deferred acquisition costs and intangibles....     264.9      33.9        --       298.8
Interest expense..............................................      39.4        --      (0.2)       39.2
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,160.5     119.0       4.9     2,284.4
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (129.3)     21.9      (5.8)     (113.2)
Provision (benefit) for income taxes..........................     (41.2)      2.8       3.8       (34.6)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (88.1)     19.1      (9.6)      (78.6)
Equity in net income of unconsolidated subsidiary.............        --        --      37.5        37.5
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $   (88.1) $   19.1  $   27.9   $   (41.1)
                                                               =========  ========  ========   =========
Total assets.................................................. $23,549.9  $8,459.5  $1,229.2   $33,238.6
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2015:

                                                               U.S. Life         Corporate
(Amounts in millions)                                          Insurance Runoff  and Other Consolidated
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  539.4  $  1.5    $  --     $  540.9
Net investment income.........................................    685.8    18.7      1.9        706.4
Net investment gains (losses).................................     (7.5)  (69.8)     2.5        (74.8)
Policy fess and other income..................................    653.4   146.3      4.4        804.1
                                                               --------  ------    -----     --------
   Total revenues.............................................  1,871.1    96.7      8.8      1,976.6
                                                               --------  ------    -----     --------
Benefits and other changes in policy reserves.................  1,159.8    36.0       --      1,195.8
Interest credited.............................................    313.3     5.6       --        318.9
Acquisition and operating expenses, net of deferrals..........    219.4    49.3      6.1        274.8
Amortization of deferred acquisition costs and intangibles....    633.5    36.6       --        670.1
Interest expense..............................................     94.4      --       --         94.4
                                                               --------  ------    -----     --------
   Total benefits and expenses................................  2,420.4   127.5      6.1      2,554.0
                                                               --------  ------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................   (549.3)  (30.8)     2.7       (577.4)
Benefit for income taxes......................................   (193.9)  (15.8)    (1.5)      (211.2)
                                                               --------  ------    -----     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................   (355.4)  (15.0)     4.2       (366.2)
Equity in net income of unconsolidated subsidiary.............       --      --     18.4         18.4
                                                               --------  ------    -----     --------
Net income (loss)............................................. $ (355.4) $(15.0)   $22.6     $ (347.8)
                                                               ========  ======    =====     ========

(19) Commitments and Contingencies

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted GLAIC's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

   The West Virginia treasurer's office sued GLIC, GLAIC as well as other life insurers licensed in West Virginia regarding alleged violations of unclaimed property requirements for West Virginia policies. GLIC and GLAIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, GLIC, GLAIC and GLICNY are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine GLAIC, GLIC and GLICNY and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   In April 2017, GLAIC was named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon GLAIC's termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by GLAIC in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by GLAIC for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming GLAIC as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (b) Commitments

   As of December 31, 2017, we were committed to fund $6.0 million in limited partnership investments and $29.5 million in private placement investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $244.8 million as of December 31, 2017.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            As of December 31,
                                            -------------------
                (Amounts in millions)         2017      2016
                ---------------------       --------- ---------
                Total assets............... $11,133.3 $11,762.3
                Total liabilities.......... $ 9,040.7 $ 9,813.3
                Total stockholders' equity. $ 2,092.6 $ 1,949.0

                                         Years ended December 31,
                                         ------------------------
                  (Amounts in millions)   2017     2016    2015
                  ---------------------   ------  ------  ------
                  Net investment income. $325.8   $326.8  $321.1
                  Total revenues........ $629.8   $635.2  $564.0
                  Net income............ $203.8   $108.7  $ 53.3

(21) Changes in Accumulated Other Comprehensive Income (Loss)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2017........    $242.1         $72.5     $314.6
      OCI before reclassifications.......      32.2           6.8       39.0
      Amounts reclassified from (to) OCI.      (4.2)         (1.4)      (5.6)
                                             ------         -----     ------
      Current period OCI.................      28.0           5.4       33.4
                                             ------         -----     ------
   Balances as of December 31, 2017......    $270.1         $77.9     $348.0
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2016........    $177.7         $68.3     $246.0
      OCI before reclassifications.......      64.2           6.0       70.2
      Amounts reclassified from (to) OCI.       0.2          (1.8)      (1.6)
                                             ------         -----     ------
      Current period OCI.................      64.4           4.2       68.6
                                             ------         -----     ------
   Balances as of December 31, 2016......    $242.1         $72.5     $314.6
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                             Net
                                          unrealized
                                          investment    Derivatives
                                            gains      qualifying as
  (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           Amount reclassified from accumulated
                                           other comprehensive income (loss)
                                           ------------------------------------
                                           Years ended December 31,                  Affected line item in the
                                           ------------------------------------       consolidated statements
(Amounts in millions)                       2017        2016        2015                   of operations
---------------------                        -----       -----       ------     -------------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $(6.5)      $ 0.3       $(10.3)         Net investment (gains) losses
   (Provision) benefit for income taxes...   2.3        (0.1)         3.6       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(4.2)      $ 0.2       $ (6.7)
                                             =====       =====       ======
Derivatives qualifying as hedges:
   Investment in unconsolidated                                                       Equity in net income of
     subsidiary........................... $(2.3)      $(2.7)      $ (0.9)           unconsolidated subsidiary
   (Provision) benefit for income taxes...   0.9         0.9          0.3       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(1.4)      $(1.8)      $ (0.6)
                                             =====       =====       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

(22) Sale of Business

   In 2016, Genworth completed the sale of its term life insurance new business platform to Pacific Life Insurance Company. The sale primarily included a building we owned in Lynchburg, Virginia and software. We received cash proceeds of $18.0 million and recorded a pre-tax gain of approximately
$1.0 million related to this sale.

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Value Opportunities Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (formerly,
  BlackRock Value Opportunities V.I. Fund -- Class III Shares)

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (formerly,
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares)


Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (formerly,
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2) CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable Portfolio
  -- Loomis Sayles Growth Fund -- Class 1)


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares (formerly, Balanced
  Portfolio -- Service Shares)
Janus Henderson Forty Portfolio -- Service Shares (formerly, Forty Portfolio --
  Service Shares)


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares Oppenheimer Conservative Balanced Fund/VA -- Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/2/


Janus Aspen Series:

Janus Henderson Enterprise Portfolio -- Service Shares (formerly, Enterprise
  Portfolio -- Service Shares)
Janus Henderson Global Research Portfolio -- Service Shares (formerly, Global
  Research Portfolio -- Service Shares)
Janus Henderson Global Technology Portfolio -- Service Shares (formerly, Global
  Technology Portfolio -- Service Shares)
Janus Henderson Research Portfolio -- Service Shares (formerly, Research
  Portfolio -- Service Shares)


PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Janus Henderson Overseas Portfolio -- Service Shares (formerly, Overseas
  Portfolio -- Service Shares)


/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.
/2/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of


Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................  6

Fee Tables.................................................  7
   Examples................................................  9

Synopsis...................................................  9

Condensed Financial Information............................ 11

The Company................................................ 12

Financial Condition of the Company......................... 12

The Separate Account....................................... 13
   The Portfolios.......................................... 13
   Subaccounts............................................. 15
   Voting Rights........................................... 23
   Asset Allocation Program................................ 24

The Guarantee Account...................................... 30

Charges and Other Deductions............................... 31
   Transaction Expenses.................................... 31
       Surrender Charge.................................... 31
       Exceptions to the Surrender Charge.................. 32
   Deductions from the Separate Account.................... 32
   Other Charges........................................... 32

The Contract............................................... 33
   Purchase of the Contract................................ 33
   Ownership............................................... 34
   Assignment.............................................. 34
   Purchase Payments....................................... 35
   Valuation Day and Valuation Period...................... 35
   Allocation of Purchase Payments......................... 35
   Valuation of Accumulation Units......................... 35

Transfers.................................................. 36
   Transfers Before the Annuity Commencement Date.......... 36
   Transfers from the Guarantee Account to the Subaccounts. 36
   Transfers from the Subaccounts to the Guarantee Account. 36
   Transfers Among the Subaccounts......................... 36
   Telephone/Internet Transactions......................... 37
   Confirmation of Transactions............................ 38
   Special Note on Reliability............................. 38
   Transfers by Third Parties.............................. 38
   Special Note on Frequent Transfers...................... 38
   Dollar Cost Averaging Program........................... 40
   Defined Dollar Cost Averaging Program................... 41
   Portfolio Rebalancing Program........................... 41
   Guarantee Account Interest Sweep Program................ 42

Surrenders and Partial Withdrawals.....................................................  42
   Surrenders and Partial Withdrawals..................................................  42
   Restrictions on Distributions From Certain Contracts................................  43
   Systematic Withdrawal Program.......................................................  43
   Annuity Cross Funding Program.......................................................  44

The Death Benefit......................................................................  46
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date........  46
   Optional Death Benefit..............................................................  48
   Optional Enhanced Death Benefit.....................................................  48
   When We Calculate the Death Benefit.................................................  49
   Death of an Owner or Joint Owner Before the Annuity Commencement Date...............  49
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date.  52

Income Payments........................................................................  53
   Income Payments and the Annuity Commencement Date...................................  53
   Optional Payment Plans..............................................................  54
   Variable Income Payments............................................................  55
   Transfers After the Annuity Commencement Date.......................................  55

Tax Matters............................................................................  56
   Introduction........................................................................  56
   Taxation of Non-Qualified Contracts.................................................  56
   Section 1035 Exchanges..............................................................  59
   Qualified Retirement Plans..........................................................  59
   Federal Income Tax Withholding......................................................  63
   State Income Tax Withholding........................................................  63
   Tax Status of the Company...........................................................  63
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.........................  64
   Definition of Spouse Under Federal Law..............................................  64
   Annuity Purchases by Residents of Puerto Rico.......................................  64
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....................  64
   Foreign Tax Credits.................................................................  64
   Changes in the Law..................................................................  64

Requesting Payments....................................................................  64

Sale of the Contracts..................................................................  65

Additional Information.................................................................  67
   Owner Questions.....................................................................  67
   Return Privilege....................................................................  67
   State Regulation....................................................................  67
   Evidence of Death, Age, Gender, Marital Status or Survival..........................  67
   Records and Reports.................................................................  67
   Other Information...................................................................  67
   Unclaimed Property..................................................................  67
   Legal Proceedings...................................................................  68

Appendix A -- The Death Benefit........................................................ A-1

Appendix B -- Condensed Financial Information.......................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received  Percentage of the Purchase
                                                   the Purchase Payment     Payment Partially
                                                                            Withdrawn or
                                                                            Surrendered/1,2/
                                                   ----------------------------------------------------
                                                             0                         6%
                                                             1                         6%
                                                             2                         6%
                                                             3                         6%
                                                             4                         5%
                                                             5                         4%
                                                         6 or more                     0%
-------------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3 /
-------------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the
 Separate Account)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%   1.79%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.32% and 1.79%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $989       $1,896      $2,719       $4,575

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $355       $1,253      $2,162       $4,479

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $446       $1,345      $2,255       $4,575

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more

Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our

Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective.

We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                         Subaccount Investing In                       Investment Objective
                         -----------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy          Seeks to achieve the highest total
SERIES FUND, INC.        Portfolio -- Class B                 return consistent with the Adviser's
                                                              determination of reasonable risk.
                         -----------------------------------------------------------------------------
                         AB Global Thematic Growth            Long-term growth of capital.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------
                         AB International Value               Long-term growth of capital.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------
                         AB Small Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --        Seeks capital growth and income
                         Class II shares                      through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                         -----------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.
                          Series I shares
                         -----------------------------------------------------------------------------
                         Invesco V.I. Equity and Income       Seeks both capital appreciation and
                         Fund -- Class II shares              current income.
                         -----------------------------------------------------------------------------
                         Invesco V.I. International Growth    Long-term growth of capital.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities     Long-term growth of capital.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --      Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                             strategy that seeks to protect against
INC.                                                          U.S. inflation.
                         -----------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total       Seeks long-term growth of capital.
SERIES FUNDS, INC.       Market V.I. Fund -- Class III
                         Shares (formerly, BlackRock
                         Value Opportunities V.I. Fund --
                         Class III Shares)
                         -----------------------------------------------------------------------------
                         BlackRock Basic Value V.I.           Seeks capital appreciation, and
                         Fund -- Class III Shares             secondarily, income.
                         -----------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.     Seeks high total investment return.
                         Fund -- Class III Shares
                         -----------------------------------------------------------------------------
                         BlackRock Large Cap Focus            Seeks long-term capital growth.
                         Growth V.I. Fund -- Class III
                         Shares (formerly, BlackRock
                         Large Cap Growth V.I. Fund --
                         Class III Shares)
                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --       The fund seeks long-term growth of
SERIES TRUST II           Overseas Core Fund -- Class 2       capital.
                         (formerly, Columbia Variable
                         Portfolio  -- Select International)
                         Equity Fund  -- Class 2)
                         -----------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to achieve the highest total      AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
To seek capital growth.                 Invesco Advisers, Inc.


----------------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks long-term growth of capital.      BlackRock Advisors, LLC




----------------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.
----------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC




----------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
    Threadneedle International Limited)


----------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
                       CTIVP/SM /-- Loomis Sayles         The fund seeks long-term growth of
                       Growth Fund -- Class 1 (formerly,  capital.
                       Variable Portfolio  -- Loomis
                       Sayles Growth Fund -- Class 1)
                       ------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                     income.
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income.
SERIES                 Fund II -- Service Shares
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio --          Seeks income and capital growth
INSURANCE PRODUCTS     Service Class 2                    consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income                Seeks high total return through a
                       Portfolio -- Service Class 2       combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Growth Opportunities           The fund seeks to provide capital
                       Portfolio -- Service Class 2       growth.




                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
         Loomis, Sayles & Company, L.P.)

-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------


                       Subaccount Investing In                       Investment Objective
                       -------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --            Seeks long-term growth of capital.
                       Service Class 2

                       -------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --   Seeks capital appreciation.
                       Service Class 2

                       -------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Founding Funds             Seeks capital appreciation, with
VARIABLE INSURANCE     Allocation VIP Fund --              income as a secondary goal. Under
PRODUCTS TRUST         Class 2 Shares/1/                   normal market conditions, the fund
                                                           invests equal portions in Class 1 shares
                                                           of Franklin Income VIP Fund;
                                                           Franklin Mutual Shares VIP Fund; and
                                                           Templeton Growth VIP Fund.
                       -------------------------------------------------------------------------------
                       Franklin Income VIP Fund --         Seeks to maximize income while
                       Class 2 Shares                      maintaining prospects for capital
                                                           appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                       -------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP          Seeks capital appreciation, with
                       Fund -- Class 2 Shares              income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                       -------------------------------------------------------------------------------
                       Templeton Growth VIP Fund --        Seeks long-term capital growth. Under
                       Class 2 Shares                      normal market conditions the fund
                                                           invests predominantly in equity
                                                           securities of companies located
                                                           anywhere in the world, including
                                                           developing markets.
                       -------------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Government            Maximize current income to the extent
VARIABLE INSURANCE     Money Market Fund  --               consistent with the preservation of
TRUST                  Service Shares/2/                   capital and the maintenance of liquidity
                                                           by investing exclusively in high quality
                                                           money market instruments.
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     Janus Henderson Balanced            Seeks long-term capital growth,
                       Portfolio -- Service Shares         consistent with preservation of capital
                       (formerly, Balanced Portfolio --    and balanced by current income.
                       Service Shares)
                       -------------------------------------------------------------------------------
                       Janus Henderson Forty Portfolio     A non-diversified portfolio/3/ that seeks
                       -- Service Shares (formerly, Forty  long-term growth of capital.
                       Portfolio -- Service Shares)
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive     Seeks capital appreciation.
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II




                       -------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
--------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. Under          (the fund's administrator)
normal market conditions, the fund
invests equal portions in Class 1 shares
of Franklin Income VIP Fund;
Franklin Mutual Shares VIP Fund; and
Templeton Growth VIP Fund.
--------------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc. (subadvised
maintaining prospects for capital          by Templeton Investment Counsel,
appreciation. The fund normally            LLC)
invests in both equity and debt
securities.
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
--------------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
developing markets.
--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of liquidity
by investing exclusively in high quality
money market instruments.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.

--------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.

--------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this fund.

                    /2/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                    Investment Objective
                       ---------------------------------------------------------------------------
                       ClearBridge Variable Large Cap    Seeks long-term growth of capital.
                       Value Portfolio -- Class I        Current income is a secondary
                                                         objective.



                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series --  The fund's investment objective is to
INSURANCE TRUST        Service Class Shares              seek capital appreciation.
                       ---------------------------------------------------------------------------
                       MFS(R) Total Return Series --     The fund's investment objective is to
                       Service Class Shares              seek total return.
                       ---------------------------------------------------------------------------
                       MFS(R) Utilities Series --        The fund's investment objective is to
                        Service Class Shares             seek total return.
                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Massachusetts Investors    The fund's investment objective is to
INSURANCE TRUST II     Growth Stock Portfolio --         seek capital appreciation.
                        Service Class Shares
                       ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Capital               The Fund seeks capital appreciation.
ACCOUNT FUNDS          Appreciation Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Conservative          The Fund seeks total return.
                       Balanced Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap     The Fund seeks capital appreciation.
                       Growth Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Global Fund/VA --     The Fund seeks capital appreciation.
                       Service Shares

                       ---------------------------------------------------------------------------
                       Oppenheimer Main Street           The Fund seeks capital appreciation.
                       Fund/VA -- Service Shares

                       ---------------------------------------------------------------------------
                       Oppenheimer Main Street Small     The Fund seeks capital appreciation.
                       Cap Fund(R)/VA -- Service Shares

                       ---------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --            Seeks maximum real return, consistent
INSURANCE TRUST         Advisor Class Shares             with preservation of real capital and
                                                         prudent investment management.
                       ---------------------------------------------------------------------------
                       High Yield Portfolio --           Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       Long-Term U.S. Government         Seeks maximum total return,
                       Portfolio -- Administrative       consistent with preservation of capital
                       Class Shares                      and prudent investment management.
                       ---------------------------------------------------------------------------
                       Low Duration Portfolio --         Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       Total Return Portfolio --         Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --             Seeks long-term growth of capital.
FUND                    Class II Shares

                       ---------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                       Class II Shares

                       ---------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
         Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         portion of the fund's cash and short
                                         term investments allocated to it)
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return.                       Services Company
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return.                       Company
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company

------------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
        Inc.)
------------------------------------------------------------------------------
The Fund seeks total return.             OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
        Inc.)
------------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
        Inc.)
------------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
------------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
------------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
------------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Jennison Associates
                                         LLC)
------------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --  Seeks long-term growth of capital.       Prudential Investments LLC
                       Class II Shares                                                          (subadvised by Allianz Global
                                                                                                Investors U.S. LLC)
                       ----------------------------------------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund/1/           Seeks to provide investment results      Security Global Investors, LLC
TRUST                                                  that correspond to a benchmark for       known as Guggenheim Investments
                                                       over-the-counter securities. The
                                                       portfolio's current benchmark is the
                                                       NASDAQ 100 Index(TM).
                       ----------------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --           Seeks maximum income consistent          SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                 with prudent investment management
FUNDS, INC.                                            and the preservation of capital.
                       ----------------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.    Seeks long-term growth of capital and    SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares          future income rather than current
                                                       income.
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate Securities V.I.S.   Seeks maximum total return through       SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares          current income and capital               (subadvised by CenterSquare
                                                       appreciation.                            Investment Management LLC)
                       ----------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund -- Seeks growth of capital and              SSGA Funds Management, Inc.
                        Class 1 Shares/2/              accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Index.
                       ----------------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund -- Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                        Class 1 Shares                                                          (subadvised by Palisade Capital
                                                                                                Management, L.L.C, Champlain
                                                                                                Investment Partners, LLC,
                                                                                                GlobeFlex Capital, LP, Kennedy
                                                                                                Capital Management, Inc. and
                                                                                                SouthernSun Asset Management,
                                                                                                Inc.)
                       ----------------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/3/     Seeks the highest total return,          SSGA Funds Management, Inc.
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                       ----------------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --      Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                        Class 1 Shares
                       ----------------------------------------------------------------------------------------------------------
WELLS FARGO            Wells Fargo VT Omega Growth     The fund seeks long-term capital         Wells Fargo Funds Management,
VARIABLE TRUST         Fund -- Class 2                 appreciation.                            LLC (subadvised by Wells Capital
                                                                                                Management Incorporated)
                       ----------------------------------------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                Adviser (and Sub-Adviser(s),
         Subaccount Investing In                  Investment Objective                as applicable)
         ------------------------------------------------------------------------------------------------------
DREYFUS  The Dreyfus Sustainable U.S.       The fund seeks long-term capital  The Dreyfus Corporation
         Equity Portfolio, Inc. -- Initial  appreciation.                     (subadvised by Newton Investment
         Shares                                                               Management (North America)
                                                                              Limited)
         ------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Enterprise          Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    (formerly, Enterprise Portfolio --
                    Service Shares)
                    ---------------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research     Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    (formerly, Global Research
                    Portfolio -- Service Shares)
                    ---------------------------------------------------------------------------------------------------------
                    Janus Henderson Global              Seeks long-term growth of capital.     Janus Capital Management LLC
                    Technology Portfolio -- Service
                    Shares (formerly, Global
                    Technology Portfolio -- Service
                    Shares)
                    ---------------------------------------------------------------------------------------------------------
                    Janus Henderson Research            Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    (formerly, Research Portfolio --
                    Service Shares)
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.        Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) -- Administrative    with the preservation of capital and   Company LLC
                    Class Shares                        prudent investment management.
                    ---------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                     Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective             as applicable)
                    ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas          Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares       capital.
                    (formerly, Overseas Portfolio --
                    Service Shares)
                    ----------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                         Adviser (and Sub-Adviser(s),
                        Subaccount Investing In            Investment Objective                 as applicable)
                        --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS      Portfolios -- Service Class 2  return with reduced risk over  Company (FMR) (subadvised by
FUND                                                   the long-term by allocating    Fidelity Investments Money
                                                       its assets among stocks,       Management, Inc. (FIMM), FMR
                                                       bonds, and short-term          Co., Inc. (FMRC), Fidelity Research
                                                       instruments.                   & Analysis Company (FRAC),
                                                                                      Fidelity Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                      International Investment Advisors
                                                                                      (FIIA), Fidelity International
                                                                                      Investment Advisors (U.K.) Limited
                                                                                      (FIIA(U.K.)L), and Fidelity
                                                                                      Investments Japan Limited (FIJ))
                        --------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST         Fund -- Institutional Shares   appreciation.                  L.P.
                        --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares           objective is to seek capital   Company
                                                       appreciation.
                        --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The

Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Models. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.


In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 20, 2018, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 20, 2018



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      3%      5%      7%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                3%      6%     10%     13%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        27%     20%     14%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   27%     20%     14%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        8%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       9%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               9%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          5%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    6%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          5%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 20, 2018



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity

Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.   For a contract to be
treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the

Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                   Each Annuitant Age 70 or Younger at Issue



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.34            $14.06          22,258   2017
                                                            12.00             12.34          29,168   2016
                                                            12.02             12.00          44,424   2015
                                                            11.40             12.02          45,638   2014
                                                             9.95             11.40          46,444   2013
                                                             8.91              9.95          47,347   2012
                                                             9.33              8.91          53,569   2011
                                                             8.59              9.33         143,353   2010
                                                             7.01              8.59         245,625   2009
                                                            10.19              7.01          22,256   2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.62            $22.32          64,790   2017
                                                            17.02             16.62          20,423   2016
                                                            16.84             17.02          21,535   2015
                                                            16.31             16.84          23,409   2014
                                                            13.47             16.31          30,615   2013
                                                            12.08             13.47          33,139   2012
                                                            16.01             12.08          17,862   2011
                                                            13.70             16.01          41,356   2010
                                                             9.09             13.70          91,218   2009
                                                            17.56              9.09          52,275   2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.55            $24.00         589,141   2017
                                                            18.78             20.55         657,341   2016
                                                            18.80             18.78         731,397   2015
                                                            17.46             18.80         822,371   2014
                                                            13.17             17.46         967,184   2013
                                                            11.41             13.17       1,075,023   2012
                                                            10.92             11.41       1,292,066   2011
                                                             9.82             10.92       1,624,461   2010
                                                             8.29              9.82       1,932,667   2009
                                                            14.19              8.29       2,530,010   2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.26            $12.65         196,641   2017
                                                            10.50             10.26         243,923   2016
                                                            10.41             10.50         398,186   2015
                                                            11.30             10.41         254,530   2014
                                                             9.35             11.30         279,414   2013
                                                             8.31              9.35         343,284   2012
                                                            10.48              8.31         389,400   2011
                                                            10.20             10.48         421,752   2010
                                                             7.70             10.20         534,811   2009
                                                            16.74              7.70         672,901   2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $11.23            $14.57         498,715   2017
                                                                        11.14             11.23         570,985   2016
                                                                        10.20             11.14         901,043   2015
                                                                         9.10             10.20         510,718   2014
                                                                         6.74              9.10         572,879   2013
                                                                         5.87              6.74         636,633   2012
                                                                         6.19              5.87         681,277   2011
                                                                         5.72              6.19         786,633   2010
                                                                         4.23              5.72         959,318   2009
                                                                         7.14              4.23       1,180,629   2008
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.86            $22.22          88,470   2017
                                                                        16.11             16.86          95,388   2016
                                                                        16.61             16.11         104,714   2015
                                                                        17.23             16.61         146,893   2014
                                                                        12.03             17.23         232,762   2013
                                                                        10.65             12.03         230,369   2012
                                                                        10.37             10.65         405,117   2011
                                                                         7.71             10.37         407,019   2010
                                                                         5.54              7.71         248,702   2009
                                                                        10.34              5.54         320,726   2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.70            $18.44         328,820   2017
                                                                        14.59             14.70         200,140   2016
                                                                        14.11             14.59         212,707   2015
                                                                        13.21             14.11         241,562   2014
                                                                         9.57             13.21         262,703   2013
                                                                        10.00              9.57         305,761   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.76            $22.23          90,528   2017
                                                                        17.68             17.76          96,267   2016
                                                                        17.13             17.68         107,172   2015
                                                                        16.08             17.13         123,417   2014
                                                                        11.68             16.08         137,583   2013
                                                                        10.45             11.68         154,712   2012
                                                                        11.34             10.45         169,267   2011
                                                                         9.63             11.34         190,631   2010
                                                                         5.90              9.63         252,305   2009
                                                                        11.77              5.90         252,277   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $21.28            $24.64         226,955   2017
                                                                        18.46             21.28         274,746   2016
                                                                        19.98             18.46         291,896   2015
                                                                        18.59             19.98         325,170   2014
                                                                        13.92             18.59         355,678   2013
                                                                        11.88             13.92         377,053   2012
                                                                        12.32             11.88         578,599   2011
                                                                        10.81             12.32         611,150   2010
                                                                         8.55             10.81         794,399   2009
                                                                        13.52              8.55       1,031,858   2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.30            $18.17         222,394   2017
                                                                        15.01             16.30         249,271   2016
                                                                        16.17             15.01         240,066   2015
                                                                        15.18             16.17         256,717   2014
                                                                        11.92             15.18         305,408   2013
                                                                        10.63             11.92         362,970   2012
                                                                        10.80             10.63         428,708   2011
                                                                        10.01             10.80         501,047   2010
                                                                         7.92             10.01         603,182   2009
                                                                        11.51              7.92         716,674   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.23            $16.62         57,016    2017
                                                                               13.46             15.23         60,940    2016
                                                                               14.03             13.46         53,997    2015
                                                                               13.09             14.03         55,665    2014
                                                                               10.64             13.09         55,726    2013
                                                                                9.62             10.64         24,829    2012
                                                                                9.89              9.62         13,996    2011
                                                                                8.96              9.89          7,336    2010
                                                                                7.43              8.96         14,620    2009
                                                                                9.75              7.43          9,487    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.99            $20.54        262,102    2017
                                                                               17.37             16.99        280,512    2016
                                                                               18.11             17.37        220,092    2015
                                                                               18.37             18.11        249,435    2014
                                                                               15.71             18.37        270,896    2013
                                                                               13.84             15.71        274,928    2012
                                                                               15.10             13.84        243,387    2011
                                                                               13.62             15.10        351,130    2010
                                                                               10.25             13.62        262,790    2009
                                                                               17.49             10.25        279,104    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $18.30            $21.13         25,951    2017
                                                                               15.75             18.30         30,866    2016
                                                                               17.90             15.75         36,086    2015
                                                                               17.08             17.90         38,181    2014
                                                                               13.01             17.08         46,913    2013
                                                                               11.23             13.01         48,810    2012
                                                                               11.80             11.23         71,980    2011
                                                                               11.20             11.80         86,342    2010
                                                                                7.70             11.20        134,384    2009
                                                                               16.25              7.70        113,750    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.35            $12.61         67,478    2017
                                                                               12.01             12.35        153,898    2016
                                                                               12.50             12.01        116,471    2015
                                                                               12.29             12.50        152,675    2014
                                                                               13.63             12.29        155,302    2013
                                                                               12.89             13.63        209,409    2012
                                                                               11.71             12.89        271,770    2011
                                                                               11.31             11.71        229,394    2010
                                                                               10.42             11.31        189,816    2009
                                                                               10.75             10.42         95,705    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.28            $23.86         32,561    2017
                                                                               17.50             21.28         31,535    2016
                                                                               19.06             17.50         32,031    2015
                                                                               18.42             19.06         36,882    2014
                                                                               13.16             18.42         46,635    2013
                                                                               11.80             13.16         95,243    2012
                                                                               12.30             11.80         95,516    2011
                                                                                9.73             12.30        109,294    2010
                                                                                7.71              9.73         59,768    2009
                                                                               13.10              7.71         48,684    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $19.69            $20.95        104,723
                                                                                      16.98             19.69        119,393
                                                                                      18.37             16.98        105,672
                                                                                      17.01             18.37        109,907
                                                                                      12.55             17.01        106,835
                                                                                      11.19             12.55         98,628
                                                                                      11.69             11.19        103,903
                                                                                      10.55             11.69         96,085
                                                                                       8.18             10.55         73,330
                                                                                      13.17              8.18         74,631
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $17.24            $19.31        400,927
                                                                                      16.86             17.24        439,975
                                                                                      17.29             16.86        540,762
                                                                                      17.22             17.29        588,057
                                                                                      15.28             17.22        619,542
                                                                                      14.10             15.28        588,107
                                                                                      14.86             14.10        715,070
                                                                                      13.74             14.86        733,495
                                                                                      11.54             13.74        739,864
                                                                                      14.59             11.54        717,177
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $19.64            $24.99         21,606
                                                                                      18.53             19.64         34,524
                                                                                      18.36             18.53         34,794
                                                                                      16.35             18.36         27,371
                                                                                      12.43             16.35         23,600
                                                                                      10.99             12.43         22,439
                                                                                      10.90             10.99         23,052
                                                                                       9.62             10.90         26,152
                                                                                       7.71              9.62         24,686
                                                                                      13.24              7.71         17,116
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.71            $12.16        278,441
                                                                                      10.00              9.71        339,760
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.45            $13.69        270,383
                                                                                      10.00             10.45        403,978
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares              $11.25            $12.78        467,157
                                                                                      10.35             11.25        472,963
                                                                                      10.85             10.35        476,566
                                                                                       9.71             10.85        480,928
                                                                                       7.34              9.71        485,111
                                                                                       6.65              7.34        487,299
                                                                                       6.69              6.65        494,987
                                                                                       5.92              6.69        531,649
                                                                                       4.49              5.92        543,033
                                                                                       6.95              4.49        581,878
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares        2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                              $13.53            $13.79        420,764    2017
                                                                12.61             13.53        441,030    2016
                                                                12.93             12.61        353,537    2015
                                                                13.05             12.93        231,402    2014
                                                                12.76             13.05        362,112    2013
                                                                12.08             12.76        301,975    2012
                                                                11.95             12.08        283,901    2011
                                                                11.12             11.95        399,954    2010
                                                                 7.82             11.12        470,142    2009
                                                                10.90              7.82        194,554    2008
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $21.89            $22.98        201,123    2017
                                                                19.41             21.89        236,540    2016
                                                                20.25             19.41        251,076    2015
                                                                20.08             20.25        354,798    2014
                                                                19.10             20.08        388,991    2013
                                                                16.96             19.10        488,269    2012
                                                                16.41             16.96        492,760    2011
                                                                14.57             16.41        601,478    2010
                                                                 9.70             14.57        546,603    2009
                                                                13.32              9.70        555,903    2008
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $28.78            $36.28         94,677    2017
                                                                28.25             28.78        106,173    2016
                                                                27.02             28.25        123,138    2015
                                                                25.07             27.02        130,501    2014
                                                                18.22             25.07        149,255    2013
                                                                15.81             18.22        165,617    2012
                                                                18.55             15.81        203,608    2011
                                                                16.00             18.55        257,334    2010
                                                                12.58             16.00        315,562    2009
                                                                21.98             12.58        383,820    2008
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.75            $17.65         28,122    2017
                                                                15.55             15.75         30,528    2016
                                                                15.80             15.55         34,039    2015
                                                                15.20             15.80         36,300    2014
                                                                13.38             15.20         41,186    2013
                                                                12.10             13.38         40,175    2012
                                                                12.64             12.10         44,801    2011
                                                                11.26             12.64         48,124    2010
                                                                 8.88             11.26         44,858    2009
                                                                12.68              8.88         55,220    2008
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $16.26            $18.60        230,998    2017
                                                                15.43             16.26        226,949    2016
                                                                15.61             15.43        224,844    2015
                                                                14.41             15.61        212,847    2014
                                                                12.26             14.41        263,962    2013
                                                                10.84             12.26        320,568    2012
                                                                11.44             10.84        210,424    2011
                                                                 9.87             11.44        144,319    2010
                                                                 7.24              9.87         86,262    2009
                                                                11.16              7.24         50,633    2008
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.26            $25.46         998,309   2017
                                                                         20.03             21.26         999,509   2016
                                                                         20.25             20.03       1,048,138   2015
                                                                         18.42             20.25       1,150,665   2014
                                                                         14.28             18.42       1,363,823   2013
                                                                         12.48             14.28       1,467,164   2012
                                                                         13.03             12.48       1,839,386   2011
                                                                         11.32             13.03       2,059,197   2010
                                                                          8.48             11.32       2,375,861   2009
                                                                         15.02              8.48       2,962,411   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.60            $31.14          20,686   2017
                                                                         25.31             25.60          21,517   2016
                                                                         25.44             25.31          22,853   2015
                                                                         23.34             25.44          21,777   2014
                                                                         17.14             23.34          20,101   2013
                                                                         14.23             17.14          19,269   2012
                                                                         14.86             14.23          19,127   2011
                                                                         12.79             14.86          22,396   2010
                                                                          9.56             12.79          22,428   2009
                                                                         16.55              9.56          26,080   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.84            $22.02         606,076   2017
                                                                         17.12             19.84         652,343   2016
                                                                         18.15             17.12         718,814   2015
                                                                         16.98             18.15         848,477   2014
                                                                         13.49             16.98         903,760   2013
                                                                         11.70             13.49       1,035,845   2012
                                                                         11.80             11.70       1,090,682   2011
                                                                         10.42             11.80       1,447,401   2010
                                                                          8.15             10.42       1,689,693   2009
                                                                         14.46              8.15       2,081,561   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.23            $19.79         272,156   2017
                                                                         15.10             17.23         346,877   2016
                                                                         15.73             15.10         262,919   2015
                                                                         14.49             15.73         289,617   2014
                                                                         11.04             14.49         334,079   2013
                                                                          9.48             11.04         377,920   2012
                                                                          9.49              9.48         381,866   2011
                                                                          8.41              9.49         449,862   2010
                                                                          6.73              8.41         524,805   2009
                                                                         11.75              6.73         639,991   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.39            $21.66          27,438   2017
                                                                         16.63             16.39          30,768   2016
                                                                         16.02             16.63          54,334   2015
                                                                         14.53             16.02          43,403   2014
                                                                         10.73             14.53         101,227   2013
                                                                         10.00             10.73         137,938   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $11.38            $15.12         449,141   2017
                                                                         11.49             11.38         462,249   2016
                                                                         10.92             11.49         625,202   2015
                                                                          9.98             10.92         669,754   2014
                                                                          7.45              9.98         718,443   2013
                                                                          6.61              7.45         700,868   2012
                                                                          6.72              6.61         933,939   2011
                                                                          5.50              6.72       1,047,479   2010
                                                                          4.37              5.50       1,481,797   2009
                                                                          8.41              4.37       1,538,456   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.81            $13.12         271,934   2017
                                                                         12.45             12.81         296,254   2016
                                                                         12.75             12.45         362,076   2015
                                                                         12.25             12.75         367,946   2014
                                                                         12.70             12.25         353,896   2013
                                                                         12.21             12.70         442,362   2012
                                                                         11.58             12.21         250,394   2011
                                                                         10.93             11.58         104,854   2010
                                                                          9.61             10.93         128,177   2009
                                                                         10.11              9.61          54,242   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $33.83            $40.17         596,178   2017
                                                                         30.68             33.83         682,590   2016
                                                                         31.67             30.68         708,879   2015
                                                                         30.32             31.67         773,451   2014
                                                                         22.66             30.32         897,331   2013
                                                                         20.08             22.66       1,020,505   2012
                                                                         22.86             20.08       1,141,734   2011
                                                                         18.05             22.86       1,463,313   2010
                                                                         13.12             18.05       1,674,476   2009
                                                                         22.05             13.12       1,978,089   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $19.31            $22.66          29,239   2017
                                                                         17.94             19.31          31,804   2016
                                                                         18.82             17.94          38,355   2015
                                                                         17.94             18.82          55,368   2014
                                                                         13.99             17.94         134,685   2013
                                                                         11.18             13.99          76,697   2012
                                                                         12.47             11.18          44,252   2011
                                                                         10.02             12.47          60,671   2010
                                                                          6.47             10.02          66,864   2009
                                                                         13.49              6.47          37,168   2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.23            $13.49          69,228   2017
                                                                         10.97             12.23          75,758   2016
                                                                         11.88             10.97          92,705   2015
                                                                         11.72             11.88          94,050   2014
                                                                          9.62             11.72          90,611   2013
                                                                          8.46              9.62          72,478   2012
                                                                          8.73              8.46          92,318   2011
                                                                          8.04              8.73         127,661   2010
                                                                          6.26              8.04         327,285   2009
                                                                          9.92              6.26         684,703   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.92            $18.28         246,045   2017
                                                                         15.07             16.92         300,964   2016
                                                                         16.46             15.07         296,008   2015
                                                                         15.97             16.46         376,867   2014
                                                                         14.23             15.97         399,957   2013
                                                                         12.83             14.23         457,819   2012
                                                                         12.72             12.83         544,189   2011
                                                                         11.46             12.72         603,556   2010
                                                                          8.58             11.46         728,502   2009
                                                                         12.38              8.58         898,760   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $22.85            $24.39          87,389   2017
                                                                        19.99             22.85          94,262   2016
                                                                        21.35             19.99         109,433   2015
                                                                        20.23             21.35         115,163   2014
                                                                        16.02             20.23         128,343   2013
                                                                        14.23             16.02         134,174   2012
                                                                        14.60             14.23         151,911   2011
                                                                        13.33             14.60         190,970   2010
                                                                        10.74             13.33         211,680   2009
                                                                        17.33             10.74         227,254   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.59            $13.53         122,845   2017
                                                                        10.73             11.59          47,131   2016
                                                                        11.65             10.73          60,853   2015
                                                                        12.17             11.65          80,878   2014
                                                                         9.45             12.17         228,563   2013
                                                                         7.92              9.45         141,355   2012
                                                                         8.65              7.92          79,886   2011
                                                                         8.17              8.65          78,970   2010
                                                                         6.33              8.17         115,390   2009
                                                                        11.14              6.33         130,138   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.36            $ 9.27       1,161,071   2017
                                                                         9.50              9.36       1,125,157   2016
                                                                         9.64              9.50       1,250,827   2015
                                                                         9.79              9.64       1,293,779   2014
                                                                         9.94              9.79       1,582,501   2013
                                                                        10.00              9.94       1,780,070   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.89            $22.85          73,095   2017
                                                                        18.68             20.89         258,346   2016
                                                                        20.89             18.68          89,657   2015
                                                                        18.68             20.89         192,844   2014
                                                                        14.27             18.68         168,321   2013
                                                                        12.23             14.27         155,167   2012
                                                                        13.26             12.23         140,363   2011
                                                                        10.77             13.26         152,179   2010
                                                                         8.21             10.77         149,734   2009
                                                                        13.24              8.21         222,044   2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.26            $22.41         801,318   2017
                                                                        18.74             19.26         853,452   2016
                                                                        18.95             18.74         938,879   2015
                                                                        17.77             18.95       1,013,220   2014
                                                                        15.06             17.77       1,104,339   2013
                                                                        13.48             15.06       1,224,937   2012
                                                                        13.51             13.48       1,401,117   2011
                                                                        12.68             13.51       1,815,039   2010
                                                                        10.25             12.68       2,265,260   2009
                                                                        12.40             10.25       2,957,858   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares                $11.49            $14.38        259,920    2017
                                                                         10.40             11.49        283,765    2016
                                                                         10.18             10.40        282,803    2015
                                                                          9.21             10.18        289,476    2014
                                                                          7.08              9.21        316,517    2013
                                                                          6.14              7.08        338,567    2012
                                                                          6.34              6.14        400,321    2011
                                                                          5.13              6.34        501,955    2010
                                                                          3.60              5.13        612,768    2009
                                                                          6.52              3.60        747,823    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                     $16.77            $21.48        187,638    2017
                                                                         16.70             16.77        238,530    2016
                                                                         15.15             16.70        340,192    2015
                                                                         14.18             15.15        294,686    2014
                                                                         11.00             14.18        331,452    2013
                                                                          9.01             11.00        414,820    2012
                                                                          9.83              9.01        433,797    2011
                                                                          9.38              9.83        578,776    2010
                                                                          6.52              9.38        700,044    2009
                                                                         11.89              6.52        749,809    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $ 8.00            $ 9.98        227,316    2017
                                                                          7.97              8.00        256,643    2016
                                                                          8.30              7.97        268,778    2015
                                                                          7.87              8.30        311,668    2014
                                                                          6.23              7.87        355,709    2013
                                                                          5.28              6.23        383,282    2012
                                                                          6.23              5.28        478,497    2011
                                                                          5.48              6.23        555,021    2010
                                                                          4.05              5.48        678,033    2009
                                                                          7.45              4.05        800,066    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $ 8.76            $12.51        196,648    2017
                                                                          7.81              8.76        206,886    2016
                                                                          7.58              7.81        209,775    2015
                                                                          7.04              7.58        226,530    2014
                                                                          5.28              7.04        235,995    2013
                                                                          4.50              5.28        243,798    2012
                                                                          5.00              4.50        283,920    2011
                                                                          4.08              5.00        358,179    2010
                                                                          2.64              4.08        349,659    2009
                                                                          4.78              2.64        438,834    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $10.01            $12.89        103,638    2017
                                                                         10.89             10.01        117,282    2016
                                                                         12.12             10.89        176,430    2015
                                                                         14.00             12.12        193,323    2014
                                                                         12.44             14.00        217,399    2013
                                                                         11.16             12.44        240,870    2012
                                                                         16.74             11.16        322,484    2011
                                                                         13.59             16.74        429,306    2010
                                                                          7.71             13.59        597,124    2009
                                                                         16.38              7.71        695,022    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                 $10.55            $13.25        148,706    2017
                                                                        10.68             10.55        170,027    2016
                                                                        10.32             10.68        184,915    2015
                                                                         9.29             10.32        220,448    2014
                                                                         7.26              9.29        262,581    2013
                                                                         6.23              7.26        286,391    2012
                                                                         6.69              6.23        355,034    2011
                                                                         5.95              6.69        435,152    2010
                                                                         4.44              5.95        545,280    2009
                                                                         7.49              4.44        628,099    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $28.86            $32.97         36,874    2017
                                                                        29.03             28.86         52,447    2016
                                                                        30.05             29.03        216,799    2015
                                                                        25.41             30.05        352,079    2014
                                                                        17.50             25.41        118,366    2013
                                                                        15.00             17.50         18,188    2012
                                                                        14.91             15.00         20,486    2011
                                                                        12.14             14.91         23,159    2010
                                                                         9.18             12.14         27,567    2009
                                                                        15.69              9.18         50,285    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $15.00            $17.59         46,764    2017
                                                                        13.27             15.00         47,090    2016
                                                                        14.10             13.27         25,286    2015
                                                                        12.61             14.10         26,320    2014
                                                                        10.19             12.61         26,450    2013
                                                                         9.07             10.19         25,150    2012
                                                                         8.54              9.07         22,298    2011
                                                                         7.74              8.54         35,418    2010
                                                                         6.41              7.74         40,065    2009
                                                                        10.00              6.41         37,061    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.57            $11.95         54,782    2017
                                                                         9.49             10.57         63,519    2016
                                                                         9.92              9.49        184,270    2015
                                                                        10.00              9.92        424,660    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.76            $19.10        134,262    2017
                                                                        14.77             15.76        138,589    2016
                                                                        15.00             14.77        161,365    2015
                                                                        13.76             15.00        176,884    2014
                                                                        10.60             13.76        190,686    2013
                                                                         9.06             10.60        236,064    2012
                                                                         9.42              9.06        301,062    2011
                                                                         8.63              9.42        384,644    2010
                                                                         6.92              8.63        459,819    2009
                                                                        10.53              6.92        546,359    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $15.77            $19.63        261,367    2017
                                                                        14.72             15.77        259,322    2016
                                                                        15.27             14.72        310,951    2015
                                                                        16.76             15.27        432,849    2014
                                                                        12.05             16.76        595,410    2013
                                                                        10.12             12.05        570,068    2012
                                                                        11.47             10.12        683,671    2011
                                                                         8.57             11.47        759,190    2010
                                                                         5.34              8.57        870,388    2009
                                                                         8.96              5.34        899,405    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $19.54            $21.56         54,481    2017
                                                                          18.23             19.54         66,470    2016
                                                                          18.62             18.23         51,537    2015
                                                                          17.46             18.62         72,270    2014
                                                                          14.93             17.46         66,483    2013
                                                                          13.66             14.93         52,362    2012
                                                                          13.65             13.66         46,337    2011
                                                                          12.64             13.65         47,619    2010
                                                                          10.90             12.64         48,259    2009
                                                                          14.25             10.90         39,487    2008
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $23.25            $26.23        230,710    2017
                                                                          21.22             23.25        262,354    2016
                                                                          25.28             21.22        284,502    2015
                                                                          22.82             25.28        326,627    2014
                                                                          19.27             22.82        357,678    2013
                                                                          17.28             19.27        404,792    2012
                                                                          16.47             17.28        475,992    2011
                                                                          14.73             16.47        527,657    2010
                                                                          11.26             14.73        671,494    2009
                                                                          18.37             11.26        834,733    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.14            $12.79        203,836    2017
                                                                           9.72             10.14        233,647    2016
                                                                          10.00              9.72        248,274    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $20.70            $25.79         25,724    2017
                                                                          21.54             20.70         35,593    2016
                                                                          21.17             21.54         38,451    2015
                                                                          18.67             21.17         35,553    2014
                                                                          14.65             18.67         40,675    2013
                                                                          13.07             14.65         44,787    2012
                                                                          13.45             13.07         47,155    2011
                                                                          12.51             13.45         50,085    2010
                                                                           8.81             12.51         78,596    2009
                                                                          16.46              8.81         84,606    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $12.15            $13.03         35,992    2017
                                                                          11.75             12.15         37,954    2016
                                                                          11.86             11.75         23,691    2015
                                                                          11.15             11.86         26,090    2014
                                                                          10.03             11.15         28,493    2013
                                                                           9.08             10.03         30,346    2012
                                                                           9.19              9.08         32,303    2011
                                                                           8.28              9.19         42,548    2010
                                                                           6.91              8.28         35,373    2009
                                                                          12.44              6.91         52,189    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $22.32            $28.24         37,773    2017
                                                                          22.20             22.32         38,766    2016
                                                                          21.19             22.20         39,537    2015
                                                                          20.39             21.19         26,003    2014
                                                                          15.26             20.39         29,321    2013
                                                                          13.34             15.26         31,192    2012
                                                                          13.43             13.34         30,414    2011
                                                                          10.72             13.43         32,861    2010
                                                                           8.23             10.72         16,035    2009
                                                                          16.45              8.23         23,988    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                       $17.35            $23.30         665,014
                                                                                      17.64             17.35         646,040
                                                                                      17.28             17.64         913,251
                                                                                      17.19             17.28         889,538
                                                                                      13.74             17.19       1,010,140
                                                                                      11.53             13.74         976,468
                                                                                      12.80             11.53       1,109,333
                                                                                      11.23             12.80       1,335,455
                                                                                       8.18             11.23       1,647,659
                                                                                      13.92              8.18       2,043,908
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $15.83            $18.18         389,367
                                                                                      14.44             15.83         466,395
                                                                                      14.21             14.44         493,628
                                                                                      13.07             14.21         558,084
                                                                                      10.10             13.07         675,981
                                                                                       8.79             10.10         781,389
                                                                                       8.95              8.79       1,114,975
                                                                                       7.85              8.95       1,183,407
                                                                                       6.22              7.85       1,283,590
                                                                                      10.30              6.22       1,524,989
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                     $33.86            $37.99          72,858
                                                                                      29.21             33.86          75,579
                                                                                      31.58             29.21          75,254
                                                                                      28.72             31.58          84,110
                                                                                      20.73             28.72         136,402
                                                                                      17.89             20.73         106,159
                                                                                      18.60             17.89         171,957
                                                                                      15.35             18.60         178,932
                                                                                      11.38             15.35         222,246
                                                                                      18.64             11.38         236,870
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $13.88            $15.51         110,875
                                                                                      12.48             13.88         124,152
                                                                                      13.96             12.48         139,472
                                                                                      14.10             13.96         174,325
                                                                                      14.30             14.10         188,676
                                                                                      12.65             14.30         541,973
                                                                                      12.60             12.65         300,792
                                                                                      11.32             12.60         576,823
                                                                                       9.46             11.32         276,666
                                                                                      11.43              9.46         378,682
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $19.73            $19.97          56,620
                                                                                      18.81             19.73          61,400
                                                                                      19.04             18.81          78,092
                                                                                      17.39             19.04         112,916
                                                                                      17.57             17.39         117,400
                                                                                      16.09             17.57         128,422
                                                                                      15.30             16.09         109,168
                                                                                      14.32             15.30         149,702
                                                                                      12.57             14.32         154,354
                                                                                      13.08             12.57         162,555
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $21.86            $22.96         303,723   2017
                                                                              19.74             21.86         368,739   2016
                                                                              20.37             19.74         446,093   2015
                                                                              20.01             20.37         656,315   2014
                                                                              19.22             20.01         717,099   2013
                                                                              17.07             19.22         780,872   2012
                                                                              16.77             17.07         822,892   2011
                                                                              14.87             16.77       1,085,058   2010
                                                                              10.76             14.87       1,470,950   2009
                                                                              14.29             10.76       1,409,271   2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $25.26            $27.11         264,990   2017
                                                                              25.48             25.26         305,413   2016
                                                                              26.23             25.48         178,367   2015
                                                                              21.47             26.23         193,677   2014
                                                                              25.04             21.47         236,515   2013
                                                                              24.35             25.04         301,781   2012
                                                                              19.33             24.35         379,501   2011
                                                                              17.59             19.33         419,670   2010
                                                                              18.67             17.59         524,750   2009
                                                                              16.16             18.67         807,168   2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.30            $12.28         172,638   2017
                                                                              12.31             12.30         187,905   2016
                                                                              12.46             12.31         226,675   2015
                                                                              12.54             12.46         306,673   2014
                                                                              12.75             12.54         313,874   2013
                                                                              12.23             12.75         424,975   2012
                                                                              12.28             12.23         349,730   2011
                                                                              11.84             12.28         511,948   2010
                                                                              10.61             11.84         542,312   2009
                                                                              10.82             10.61         358,337   2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $19.35            $20.00       1,158,438   2017
                                                                              19.14             19.35       1,239,817   2016
                                                                              19.34             19.14       1,513,064   2015
                                                                              18.83             19.34       1,609,156   2014
                                                                              19.50             18.83       1,868,250   2013
                                                                              18.06             19.50       2,564,757   2012
                                                                              17.70             18.06       2,486,696   2011
                                                                              16.62             17.70       3,017,265   2010
                                                                              14.80             16.62       3,497,772   2009
                                                                              14.34             14.80       3,794,796   2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $28.37            $36.26          33,886   2017
                                                                              28.46             28.37          39,014   2016
                                                                              27.29             28.46          43,488   2015
                                                                              25.96             27.29          47,716   2014
                                                                              20.38             25.96          53,125   2013
                                                                              18.70             20.38          64,668   2012
                                                                              19.88             18.70          76,864   2011
                                                                              18.80             19.88         132,485   2010
                                                                              12.13             18.80         219,602   2009
                                                                              20.32             12.13         133,722   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                       $26.51            $35.54          10,511   2017
                                                               27.26             26.51          13,510   2016
                                                               24.93             27.26          20,554   2015
                                                               23.09             24.93           8,869   2014
                                                               17.10             23.09          12,447   2013
                                                               15.00             17.10          14,023   2012
                                                               15.24             15.00          33,965   2011
                                                               13.88             15.24          13,651   2010
                                                                9.89             13.88          13,781   2009
                                                               16.07              9.89          18,742   2008
-------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares              $14.57            $14.28          82,933   2017
                                                               11.85             14.57          95,348   2016
                                                               16.91             11.85         101,489   2015
                                                               21.41             16.91         129,720   2014
                                                               19.80             21.41         142,114   2013
                                                               20.71             19.80         176,079   2012
                                                               26.07             20.71         220,859   2011
                                                               20.76             26.07         309,098   2010
                                                               11.95             20.76         400,665   2009
                                                               25.91             11.95         279,076   2008
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                       $ 8.60            $11.10         173,089   2017
                                                                8.24              8.60         306,558   2016
                                                                7.72              8.24         602,462   2015
                                                                6.68              7.72         200,599   2014
                                                                5.04              6.68         204,863   2013
                                                                4.38              5.04         253,833   2012
                                                                4.35              4.38         362,126   2011
                                                                3.73              4.35         332,432   2010
                                                                2.49              3.73         498,419   2009
                                                                4.35              2.49         536,870   2008
-------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                        $13.67            $13.90         121,446   2017
                                                               13.48             13.67         143,299   2016
                                                               13.74             13.48         156,487   2015
                                                               13.27             13.74         173,443   2014
                                                               13.66             13.27         197,089   2013
                                                               13.12             13.66         219,934   2012
                                                               12.42             13.12         248,870   2011
                                                               11.72             12.42         275,801   2010
                                                               11.03             11.72         332,761   2009
                                                               11.80             11.03         490,641   2008
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares         $16.59            $20.98         331,854   2017
                                                               16.44             16.59         387,263   2016
                                                               16.16             16.44         405,203   2015
                                                               14.38             16.16         426,362   2014
                                                               10.83             14.38         459,263   2013
                                                                9.09             10.83         539,898   2012
                                                                9.19              9.09         658,419   2011
                                                                8.36              9.19         786,804   2010
                                                                6.12              8.36         905,808   2009
                                                                9.80              6.12       1,121,120   2008
-------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $37.76            $39.36          83,707   2017
                                                                35.49             37.76         106,712   2016
                                                                34.46             35.49         123,669   2015
                                                                26.52             34.46         128,770   2014
                                                                26.24             26.52         151,337   2013
                                                                22.81             26.24         167,095   2012
                                                                21.08             22.81         193,226   2011
                                                                16.60             21.08         224,208   2010
                                                                12.41             16.60         187,063   2009
                                                                19.70             12.41         234,753   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.65            $18.74       1,405,553   2017
                                                                14.24             15.65       1,572,348   2016
                                                                14.30             14.24       1,603,124   2015
                                                                12.82             14.30       1,843,654   2014
                                                                 9.86             12.82       2,044,058   2013
                                                                 8.65              9.86       2,212,142   2012
                                                                 8.64              8.65       2,191,568   2011
                                                                 7.63              8.64       2,641,213   2010
                                                                 6.14              7.63       3,205,337   2009
                                                                 9.95              6.14       3,821,388   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $31.83            $35.34         276,380   2017
                                                                26.11             31.83         330,749   2016
                                                                27.64             26.11         370,982   2015
                                                                27.05             27.64         324,300   2014
                                                                20.06             27.05         375,415   2013
                                                                17.77             20.06         440,052   2012
                                                                17.50             17.77         560,563   2011
                                                                13.93             17.50         748,434   2010
                                                                10.81             13.93         818,819   2009
                                                                17.58             10.81       1,033,676   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $16.64            $18.94         275,912   2017
                                                                15.88             16.64         312,549   2016
                                                                16.31             15.88         371,551   2015
                                                                15.72             16.31         423,330   2014
                                                                13.88             15.72         440,997   2013
                                                                12.53             13.88         428,943   2012
                                                                13.09             12.53         514,189   2011
                                                                12.12             13.09         617,098   2010
                                                                10.18             12.12         712,298   2009
                                                                14.62             10.18         861,128   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.00            $14.77           2,692   2017
                                                                12.45             13.00           2,933   2016
                                                                12.81             12.45           3,295   2015
                                                                12.37             12.81           3,350   2014
                                                                10.96             12.37           3,507   2013
                                                                 9.91             10.96           3,854   2012
                                                                10.38              9.91           3,821   2011
                                                                 9.64             10.38           7,650   2010
                                                                 8.12              9.64           8,298   2009
                                                                11.67              8.12          13,457   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $16.48            $19.46        322,025    2017
                                                       15.30             16.48        357,225    2016
                                                       15.90             15.30        397,966    2015
                                                       14.31             15.90        391,578    2014
                                                       10.85             14.31        437,924    2013
                                                        9.51             10.85        517,654    2012
                                                        9.95              9.51        560,899    2011
                                                        9.16              9.95        646,326    2010
                                                        7.07              9.16        775,590    2009
                                                       11.22              7.07        921,094    2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.38            $25.69         42,486    2017
                                                       19.57             19.38         28,136    2016
                                                       19.60             19.57         40,677    2015
                                                       19.16             19.60         45,562    2014
                                                       13.91             19.16         49,024    2013
                                                       11.73             13.91         34,593    2012
                                                       12.60             11.73        118,501    2011
                                                       10.00             12.60         28,675    2010
-----------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.11            $13.76          76,542   2017
                                                            11.79             12.11          77,391   2016
                                                            11.85             11.79             730   2015
                                                            11.25             11.85           1,795   2014
                                                             9.84             11.25           5,813   2013
                                                             8.83              9.84           5,840   2012
                                                             9.27              8.83           7,354   2011
                                                             8.55              9.27          99,431   2010
                                                             6.99              8.55         216,831   2009
                                                            10.18              6.99             537   2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.58            $22.22          80,142   2017
                                                            17.02             16.58          15,683   2016
                                                            16.87             17.02          16,968   2015
                                                            16.37             16.87          19,828   2014
                                                            13.55             16.37          23,690   2013
                                                            12.17             13.55          28,422   2012
                                                            16.16             12.17           5,555   2011
                                                            13.87             16.16          42,255   2010
                                                             9.21             13.87          50,559   2009
                                                            17.84              9.21           4,405   2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.87            $23.16         210,229   2017
                                                            18.20             19.87         246,657   2016
                                                            18.25             18.20         290,975   2015
                                                            16.99             18.25         354,874   2014
                                                            12.84             16.99         439,020   2013
                                                            11.14             12.84         477,783   2012
                                                            10.69             11.14         555,841   2011
                                                             9.64             10.69         627,441   2010
                                                             8.15              9.64         788,147   2009
                                                            13.97              8.15       1,022,567   2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.01            $12.32          37,842   2017
                                                            10.27             10.01          61,391   2016
                                                            10.20             10.27          84,308   2015
                                                            11.10             10.20          93,908   2014
                                                             9.20             11.10         103,146   2013
                                                             8.19              9.20         173,279   2012
                                                            10.35              8.19         127,540   2011
                                                            10.09             10.35         139,733   2010
                                                             7.64             10.09         193,266   2009
                                                            16.64              7.64         224,241   2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $10.86            $14.06         120,531   2017
                                                            10.79             10.86         136,691   2016
                                                             9.91             10.79         532,039   2015
                                                             8.85              9.91         170,946   2014
                                                             6.57              8.85         197,208   2013
                                                             5.73              6.57         270,616   2012
                                                             6.06              5.73         272,810   2011
                                                             5.61              6.06         353,144   2010
                                                             4.16              5.61         419,220   2009
                                                             7.04              4.16         469,945   2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $16.30            $21.44         26,534    2017
                                                                        15.61             16.30         28,280    2016
                                                                        16.13             15.61         37,745    2015
                                                                        16.76             16.13        101,745    2014
                                                                        11.73             16.76        124,463    2013
                                                                        10.40             11.73        128,818    2012
                                                                        10.15             10.40        171,690    2011
                                                                         7.56             10.15         96,682    2010
                                                                         5.45              7.56         66,968    2009
                                                                        10.19              5.45         69,008    2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.53            $18.19        139,606    2017
                                                                        14.45             14.53         71,619    2016
                                                                        14.00             14.45         85,280    2015
                                                                        13.14             14.00         96,398    2014
                                                                         9.54             13.14        106,128    2013
                                                                        10.00              9.54        116,273    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.24            $21.53         27,654    2017
                                                                        17.19             17.24         31,278    2016
                                                                        16.70             17.19         34,713    2015
                                                                        15.70             16.70         36,790    2014
                                                                        11.43             15.70         40,563    2013
                                                                        10.25             11.43         49,350    2012
                                                                        11.14             10.25         54,716    2011
                                                                         9.48             11.14         55,638    2010
                                                                         5.82              9.48         62,557    2009
                                                                        11.64              5.82         80,988    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $20.65            $23.87         90,727    2017
                                                                        17.96             20.65        134,810    2016
                                                                        19.47             17.96        142,041    2015
                                                                        18.16             19.47        170,566    2014
                                                                        13.62             18.16        185,902    2013
                                                                        11.65             13.62        199,545    2012
                                                                        12.11             11.65        292,530    2011
                                                                        10.64             12.11        313,395    2010
                                                                         8.43             10.64        380,522    2009
                                                                        13.36              8.43        468,422    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.95            $17.75         46,935    2017
                                                                        14.72             15.95         54,908    2016
                                                                        15.89             14.72         59,217    2015
                                                                        14.94             15.89         70,075    2014
                                                                        11.76             14.94         77,757    2013
                                                                        10.51             11.76         87,353    2012
                                                                        10.70             10.51        106,447    2011
                                                                         9.93             10.70        143,080    2010
                                                                         7.87              9.93        176,144    2009
                                                                        11.47              7.87        237,281    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $14.93            $16.26         23,302    2017
                                                                               13.23             14.93         24,349    2016
                                                                               13.81             13.23          9,427    2015
                                                                               12.92             13.81         12,515    2014
                                                                               10.52             12.92          7,947    2013
                                                                                9.52             10.52          2,604    2012
                                                                                9.82              9.52          5,313    2011
                                                                                8.91              9.82          2,520    2010
                                                                                7.40              8.91             --    2009
                                                                                9.74              7.40             --    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.58            $20.00         26,005    2017
                                                                               16.98             16.58         35,527    2016
                                                                               17.74             16.98         51,130    2015
                                                                               18.03             17.74         61,449    2014
                                                                               15.45             18.03         65,483    2013
                                                                               13.64             15.45         67,666    2012
                                                                               14.92             13.64         86,178    2011
                                                                               13.48             14.92        100,437    2010
                                                                               10.16             13.48         91,440    2009
                                                                               17.38             10.16        109,474    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $17.80            $20.51          3,062    2017
                                                                               15.35             17.80          3,833    2016
                                                                               17.48             15.35          4,279    2015
                                                                               16.72             17.48          4,414    2014
                                                                               12.76             16.72          3,962    2013
                                                                               11.03             12.76          7,623    2012
                                                                               11.62             11.03         10,410    2011
                                                                               11.05             11.62         12,566    2010
                                                                                7.61             11.05         21,677    2009
                                                                               16.10              7.61         25,427    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.06            $12.29         19,152    2017
                                                                               11.75             12.06        107,135    2016
                                                                               12.26             11.75         24,040    2015
                                                                               12.07             12.26         29,313    2014
                                                                               13.42             12.07         37,068    2013
                                                                               12.71             13.42         55,401    2012
                                                                               11.57             12.71        168,460    2011
                                                                               11.20             11.57        127,221    2010
                                                                               10.34             11.20        134,734    2009
                                                                               10.69             10.34         52,923    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.74            $23.21         10,721    2017
                                                                               17.09             20.74         40,993    2016
                                                                               18.65             17.09         41,064    2015
                                                                               18.06             18.65         44,224    2014
                                                                               12.93             18.06         53,277    2013
                                                                               11.61             12.93        106,296    2012
                                                                               12.13             11.61         93,913    2011
                                                                                9.62             12.13         73,040    2010
                                                                                7.64              9.62         12,584    2009
                                                                               13.00              7.64         15,639    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $19.19            $20.38         17,706
                                                                                      16.59             19.19         22,701
                                                                                      17.98             16.59         21,292
                                                                                      16.68             17.98         19,467
                                                                                      12.33             16.68         20,852
                                                                                      11.02             12.33         74,607
                                                                                      11.53             11.02        123,977
                                                                                      10.43             11.53         88,166
                                                                                       8.11             10.43         16,580
                                                                                      13.07              8.11         23,438
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $16.83            $18.82        140,478
                                                                                      16.50             16.83        157,509
                                                                                      16.95             16.50        151,329
                                                                                      16.92             16.95        158,853
                                                                                      15.04             16.92        162,329
                                                                                      13.91             15.04        139,559
                                                                                      14.69             13.91        128,664
                                                                                      13.61             14.69         98,972
                                                                                      11.45             13.61        176,834
                                                                                      14.51             11.45        144,897
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $19.14            $24.31          3,097
                                                                                      18.10             19.14          6,574
                                                                                      17.96             18.10          8,916
                                                                                      16.03             17.96         10,452
                                                                                      12.21             16.03          5,559
                                                                                      10.82             12.21          6,322
                                                                                      10.76             10.82          6,250
                                                                                       9.51             10.76          5,851
                                                                                       7.64              9.51          5,846
                                                                                      13.15              7.64          3,507
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.69            $12.12         53,333
                                                                                      10.00              9.69         60,989
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.43            $13.64         45,913
                                                                                      10.00             10.43        146,140
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares              $10.88            $12.33         22,481
                                                                                      10.02             10.88         22,585
                                                                                      10.53             10.02         22,925
                                                                                       9.45             10.53         24,003
                                                                                       7.15              9.45         25,725
                                                                                       6.50              7.15         25,471
                                                                                       6.55              6.50         44,902
                                                                                       5.80              6.55         42,594
                                                                                       4.41              5.80         45,292
                                                                                       6.85              4.41         60,056
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares        2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                              $13.14            $13.36        144,838    2017
                                                                12.27             13.14        102,382    2016
                                                                12.61             12.27         87,954    2015
                                                                12.75             12.61        119,406    2014
                                                                12.49             12.75        254,070    2013
                                                                11.84             12.49        279,223    2012
                                                                11.75             11.84        240,401    2011
                                                                10.95             11.75        244,066    2010
                                                                 7.72             10.95        363,652    2009
                                                                10.78              7.72         83,620    2008
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $21.17            $22.18         43,865    2017
                                                                18.80             21.17         50,444    2016
                                                                19.67             18.80         59,836    2015
                                                                19.53             19.67         90,580    2014
                                                                18.62             19.53        119,108    2013
                                                                16.57             18.62        187,519    2012
                                                                16.06             16.57        175,897    2011
                                                                14.29             16.06        210,587    2010
                                                                 9.53             14.29        214,462    2009
                                                                13.12              9.53        317,382    2008
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $27.99            $35.22         29,253    2017
                                                                27.54             27.99         32,347    2016
                                                                26.39             27.54         38,512    2015
                                                                24.53             26.39         38,347    2014
                                                                17.87             24.53         41,630    2013
                                                                15.53             17.87         45,828    2012
                                                                18.26             15.53         58,754    2011
                                                                15.78             18.26         62,186    2010
                                                                12.43             15.78         69,878    2009
                                                                21.78             12.43         80,212    2008
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.35            $17.17          1,157    2017
                                                                15.19             15.35          2,584    2016
                                                                15.46             15.19          3,369    2015
                                                                14.90             15.46          3,386    2014
                                                                13.14             14.90          3,590    2013
                                                                11.91             13.14          3,444    2012
                                                                12.47             11.91          4,972    2011
                                                                11.13             12.47         16,929    2010
                                                                 8.79             11.13         19,067    2009
                                                                12.58              8.79          6,943    2008
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.91            $18.17         81,186    2017
                                                                15.13             15.91        100,119    2016
                                                                15.34             15.13        116,023    2015
                                                                14.18             15.34        114,512    2014
                                                                12.10             14.18        121,253    2013
                                                                10.72             12.10        355,970    2012
                                                                11.34             10.72         78,097    2011
                                                                 9.79             11.34        100,581    2010
                                                                 7.20              9.79         46,782    2009
                                                                11.13              7.20          5,410    2008
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.56            $24.57         286,000   2017
                                                                         19.41             20.56         260,232   2016
                                                                         19.67             19.41         361,852   2015
                                                                         17.92             19.67         394,541   2014
                                                                         13.92             17.92         510,958   2013
                                                                         12.19             13.92         512,266   2012
                                                                         12.76             12.19         729,074   2011
                                                                         11.10             12.76         732,559   2010
                                                                          8.34             11.10         941,948   2009
                                                                         14.80              8.34       1,095,502   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $24.89            $30.22           6,194   2017
                                                                         24.67             24.89           6,319   2016
                                                                         24.84             24.67           6,394   2015
                                                                         22.84             24.84           8,428   2014
                                                                         16.80             22.84           6,723   2013
                                                                         13.98             16.80           6,396   2012
                                                                         14.63             13.98           6,418   2011
                                                                         12.61             14.63           5,707   2010
                                                                          9.45             12.61           5,926   2009
                                                                         16.39              9.45           5,854   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.19            $21.25         314,110   2017
                                                                         16.58             19.19         365,664   2016
                                                                         17.62             16.58         390,806   2015
                                                                         16.52             17.62         560,309   2014
                                                                         13.15             16.52         537,567   2013
                                                                         11.43             13.15         555,228   2012
                                                                         11.55             11.43         638,998   2011
                                                                         10.22             11.55         784,675   2010
                                                                          8.01             10.22         809,466   2009
                                                                         14.24              8.01       1,038,097   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.66            $19.10         205,668   2017
                                                                         14.64             16.66         282,207   2016
                                                                         15.28             14.64         126,570   2015
                                                                         14.10             15.28         139,845   2014
                                                                         10.76             14.10         151,199   2013
                                                                          9.26             10.76         162,733   2012
                                                                          9.29              9.26         134,477   2011
                                                                          8.25              9.29         174,491   2010
                                                                          6.61              8.25         223,379   2009
                                                                         11.57              6.61         250,077   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.22            $21.40           7,996   2017
                                                                         16.49             16.22          26,554   2016
                                                                         15.93             16.49          37,918   2015
                                                                         14.47             15.93          27,105   2014
                                                                         10.71             14.47         119,187   2013
                                                                         10.00             10.71         149,018   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $11.01            $14.59         176,047   2017
                                                                         11.14             11.01         163,075   2016
                                                                         10.60             11.14         184,718   2015
                                                                          9.71             10.60         211,567   2014
                                                                          7.26              9.71         248,055   2013
                                                                          6.46              7.26         268,467   2012
                                                                          6.57              6.46         498,422   2011
                                                                          5.40              6.57         369,192   2010
                                                                          4.29              5.40         710,143   2009
                                                                          8.29              4.29         473,806   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.56            $12.84         42,251    2017
                                                                         12.23             12.56         55,040    2016
                                                                         12.55             12.23         82,930    2015
                                                                         12.09             12.55         84,189    2014
                                                                         12.56             12.09         83,541    2013
                                                                         12.10             12.56        119,281    2012
                                                                         11.50             12.10         26,105    2011
                                                                         10.87             11.50         25,147    2010
                                                                          9.58             10.87         18,040    2009
                                                                         10.10              9.58          5,421    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $32.71            $38.76        231,230    2017
                                                                         29.73             32.71        246,101    2016
                                                                         30.75             29.73        240,036    2015
                                                                         29.50             30.75        262,926    2014
                                                                         22.09             29.50        294,126    2013
                                                                         19.61             22.09        356,139    2012
                                                                         22.38             19.61        379,302    2011
                                                                         17.71             22.38        535,621    2010
                                                                         12.89             17.71        550,927    2009
                                                                         21.71             12.89        627,974    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.82            $22.04          3,278    2017
                                                                         17.52             18.82          3,581    2016
                                                                         18.41             17.52          5,878    2015
                                                                         17.59             18.41         45,233    2014
                                                                         13.74             17.59        140,033    2013
                                                                         11.00             13.74         60,039    2012
                                                                         12.30             11.00         13,671    2011
                                                                          9.91             12.30         23,653    2010
                                                                          6.41              9.91         17,033    2009
                                                                         13.39              6.41         17,634    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.00            $13.21         15,654    2017
                                                                         10.79             12.00         16,919    2016
                                                                         11.70             10.79         22,391    2015
                                                                         11.57             11.70         25,498    2014
                                                                          9.51             11.57         19,751    2013
                                                                          8.39              9.51         15,786    2012
                                                                          8.67              8.39         38,498    2011
                                                                          8.00              8.67         47,806    2010
                                                                          6.25              8.00        276,670    2009
                                                                          9.91              6.25         83,496    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.53            $17.82        120,801    2017
                                                                         14.74             16.53        157,523    2016
                                                                         16.14             14.74        134,271    2015
                                                                         15.69             16.14        148,032    2014
                                                                         14.01             15.69        190,886    2013
                                                                         12.65             14.01        192,273    2012
                                                                         12.57             12.65        318,150    2011
                                                                         11.35             12.57        370,579    2010
                                                                          8.52             11.35        237,784    2009
                                                                         12.32              8.52        306,800    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $22.20            $23.64          32,927   2017
                                                                        19.46             22.20          36,681   2016
                                                                        20.82             19.46          37,526   2015
                                                                        19.77             20.82          42,509   2014
                                                                        15.68             19.77          48,419   2013
                                                                        13.97             15.68          58,938   2012
                                                                        14.36             13.97          74,200   2011
                                                                        13.13             14.36          78,417   2010
                                                                        10.60             13.13          83,868   2009
                                                                        17.15             10.60          82,828   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.34            $13.21         130,910   2017
                                                                        10.52             11.34          18,810   2016
                                                                        11.45             10.52          20,467   2015
                                                                        11.98             11.45          21,676   2014
                                                                         9.32             11.98         245,967   2013
                                                                         7.83              9.32          98,401   2012
                                                                         8.56              7.83          27,129   2011
                                                                         8.11              8.56          29,929   2010
                                                                         6.29              8.11          38,257   2009
                                                                        11.10              6.29          44,399   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.28            $ 9.17         621,617   2017
                                                                         9.43              9.28         549,579   2016
                                                                         9.60              9.43         683,254   2015
                                                                         9.76              9.60         793,766   2014
                                                                         9.93              9.76         798,286   2013
                                                                        10.00              9.93         906,678   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.40            $22.27          20,208   2017
                                                                        18.28             20.40         131,107   2016
                                                                        20.49             18.28          35,995   2015
                                                                        18.35             20.49          64,726   2014
                                                                        14.05             18.35          68,016   2013
                                                                        12.06             14.05          39,047   2012
                                                                        13.11             12.06          46,046   2011
                                                                        10.67             13.11          50,186   2010
                                                                         8.15             10.67          92,338   2009
                                                                        13.17              8.15          90,635   2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $18.62            $21.62         274,996   2017
                                                                        18.16             18.62         317,005   2016
                                                                        18.40             18.16         370,512   2015
                                                                        17.29             18.40         438,247   2014
                                                                        14.68             17.29         492,185   2013
                                                                        13.17             14.68         526,193   2012
                                                                        13.22             13.17         646,912   2011
                                                                        12.44             13.22         863,660   2010
                                                                        10.08             12.44       1,050,391   2009
                                                                        12.21             10.08       1,171,412   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares                $11.11            $13.88         28,039    2017
                                                                         10.08             11.11         33,413    2016
                                                                          9.88             10.08         39,786    2015
                                                                          8.96              9.88         45,221    2014
                                                                          6.90              8.96         47,470    2013
                                                                          6.00              6.90         62,747    2012
                                                                          6.21              6.00        131,586    2011
                                                                          5.03              6.21        148,254    2010
                                                                          3.54              5.03        190,557    2009
                                                                          6.42              3.54        240,203    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                     $16.22            $20.73         53,866    2017
                                                                         16.18             16.22         57,215    2016
                                                                         14.71             16.18         86,700    2015
                                                                         13.79             14.71        110,005    2014
                                                                         10.72             13.79        125,540    2013
                                                                          8.81             10.72        201,927    2012
                                                                          9.63              8.81        183,370    2011
                                                                          9.20              9.63        231,050    2010
                                                                          6.41              9.20        333,974    2009
                                                                         11.71              6.41        371,018    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $ 7.73            $ 9.63         50,344    2017
                                                                          7.72              7.73         62,402    2016
                                                                          8.06              7.72         79,572    2015
                                                                          7.65              8.06         85,643    2014
                                                                          6.08              7.65        104,931    2013
                                                                          5.16              6.08        124,192    2012
                                                                          6.10              5.16        171,096    2011
                                                                          5.37              6.10        202,280    2010
                                                                          3.98              5.37        238,540    2009
                                                                          7.33              3.98        271,582    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $ 8.47            $12.07         29,358    2017
                                                                          7.57              8.47         29,813    2016
                                                                          7.36              7.57         31,814    2015
                                                                          6.85              7.36         31,404    2014
                                                                          5.14              6.85         39,821    2013
                                                                          4.39              5.14         41,402    2012
                                                                          4.89              4.39         38,950    2011
                                                                          4.00              4.89         40,990    2010
                                                                          2.59              4.00         46,493    2009
                                                                          4.71              2.59         42,976    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $ 9.68            $12.44         17,147    2017
                                                                         10.55              9.68         22,034    2016
                                                                         11.77             10.55         38,521    2015
                                                                         13.62             11.77         44,808    2014
                                                                         12.12             13.62         48,014    2013
                                                                         10.90             12.12         59,176    2012
                                                                         16.38             10.90         67,724    2011
                                                                         13.33             16.38         81,307    2010
                                                                          7.57             13.33        113,506    2009
                                                                         16.13              7.57        138,916    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                 $10.20            $12.79         48,718    2017
                                                                        10.35             10.20         57,402    2016
                                                                        10.02             10.35         67,979    2015
                                                                         9.04             10.02         71,913    2014
                                                                         7.07              9.04         80,014    2013
                                                                         6.08              7.07         88,389    2012
                                                                         6.55              6.08         96,656    2011
                                                                         5.83              6.55        132,415    2010
                                                                         4.36              5.83        153,187    2009
                                                                         7.38              4.36        182,239    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $28.07            $32.01         14,484    2017
                                                                        28.29             28.07         29,029    2016
                                                                        29.35             28.29        180,673    2015
                                                                        24.86             29.35        348,518    2014
                                                                        17.16             24.86        116,504    2013
                                                                        14.74             17.16          6,100    2012
                                                                        14.68             14.74          5,907    2011
                                                                        11.97             14.68         15,445    2010
                                                                         9.08             11.97         16,127    2009
                                                                        15.54              9.08         22,990    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.71            $17.21         85,476    2017
                                                                        13.04             14.71         70,970    2016
                                                                        13.88             13.04         18,545    2015
                                                                        12.44             13.88         19,163    2014
                                                                        10.07             12.44         14,981    2013
                                                                         8.98             10.07         45,033    2012
                                                                         8.48              8.98         32,162    2011
                                                                         7.70              8.48         32,457    2010
                                                                         6.38              7.70             --    2009
                                                                         9.98              6.38          3,420    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.52            $11.88         30,289    2017
                                                                         9.47             10.52         39,878    2016
                                                                         9.92              9.47         41,295    2015
                                                                        10.00              9.92        279,737    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.24            $18.43         34,746    2017
                                                                        14.31             15.24         36,469    2016
                                                                        14.56             14.31         40,787    2015
                                                                        13.38             14.56         53,306    2014
                                                                        10.33             13.38         65,633    2013
                                                                         8.85             10.33        106,961    2012
                                                                         9.22              8.85        131,430    2011
                                                                         8.46              9.22        160,815    2010
                                                                         6.80              8.46        188,711    2009
                                                                        10.37              6.80        194,565    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $15.25            $18.94         90,754    2017
                                                                        14.26             15.25         55,485    2016
                                                                        14.83             14.26         67,760    2015
                                                                        16.30             14.83         81,858    2014
                                                                        11.74             16.30        271,432    2013
                                                                         9.88             11.74        196,707    2012
                                                                        11.23              9.88        215,884    2011
                                                                         8.41             11.23        256,840    2010
                                                                         5.25              8.41        260,497    2009
                                                                         8.83              5.25        222,756    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $18.98            $20.90         23,768    2017
                                                                          17.74             18.98         41,103    2016
                                                                          18.16             17.74         27,475    2015
                                                                          17.06             18.16         30,532    2014
                                                                          14.62             17.06         28,404    2013
                                                                          13.41             14.62         25,942    2012
                                                                          13.43             13.41         24,513    2011
                                                                          12.46             13.43         19,704    2010
                                                                          10.77             12.46         17,874    2009
                                                                          14.10             10.77         23,904    2008
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $22.49            $25.31         59,112    2017
                                                                          20.56             22.49        101,174    2016
                                                                          24.54             20.56        113,132    2015
                                                                          22.20             24.54        126,566    2014
                                                                          18.79             22.20        151,413    2013
                                                                          16.88             18.79        168,593    2012
                                                                          16.12             16.88        199,452    2011
                                                                          14.45             16.12        219,426    2010
                                                                          11.06             14.45        270,833    2009
                                                                          18.10             11.06        372,122    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.10            $12.72        115,033    2017
                                                                           9.71             10.10        132,319    2016
                                                                          10.00              9.71        114,273    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $19.67            $24.46          4,540    2017
                                                                          20.50             19.67          4,671    2016
                                                                          20.20             20.50          9,126    2015
                                                                          17.85             20.20          9,784    2014
                                                                          14.03             17.85         11,181    2013
                                                                          12.54             14.03         13,111    2012
                                                                          12.93             12.54         14,331    2011
                                                                          12.05             12.93         19,273    2010
                                                                           8.51             12.05         30,472    2009
                                                                          15.93              8.51         36,591    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.84            $12.68         73,122    2017
                                                                          11.47             11.84         73,906    2016
                                                                          11.60             11.47         27,614    2015
                                                                          10.93             11.60         28,088    2014
                                                                           9.85             10.93         32,343    2013
                                                                           8.94              9.85         35,902    2012
                                                                           9.06              8.94         35,763    2011
                                                                           8.18              9.06         36,915    2010
                                                                           6.84              8.18         37,853    2009
                                                                          12.35              6.84         41,406    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.63            $27.32         50,806    2017
                                                                          21.56             21.63         34,097    2016
                                                                          20.62             21.56         33,120    2015
                                                                          19.88             20.62          2,784    2014
                                                                          14.91             19.88          3,450    2013
                                                                          13.06             14.91          3,440    2012
                                                                          13.17             13.06          3,549    2011
                                                                          10.54             13.17          3,770    2010
                                                                           8.11             10.54          2,618    2009
                                                                          16.24              8.11          4,688    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                       $16.78            $22.49        234,932
                                                                                      17.10             16.78        163,985
                                                                                      16.78             17.10        326,992
                                                                                      16.72             16.78        250,253
                                                                                      13.40             16.72        284,661
                                                                                      11.27             13.40        266,587
                                                                                      12.53             11.27        342,451
                                                                                      11.02             12.53        409,865
                                                                                       8.04             11.02        453,701
                                                                                      13.71              8.04        594,175
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $15.31            $17.55        107,683
                                                                                      13.99             15.31        136,070
                                                                                      13.80             13.99        175,831
                                                                                      12.72             13.80        204,031
                                                                                       9.84             12.72        229,023
                                                                                       8.59              9.84        258,610
                                                                                       8.76              8.59        492,178
                                                                                       7.70              8.76        390,646
                                                                                       6.12              7.70        417,948
                                                                                      10.14              6.12        548,784
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                     $32.80            $36.73         31,466
                                                                                      28.36             32.80         43,402
                                                                                      30.72             28.36         20,899
                                                                                      27.99             30.72         50,159
                                                                                      20.25             27.99        102,491
                                                                                      17.51             20.25         35,587
                                                                                      18.24             17.51        103,397
                                                                                      15.08             18.24         54,348
                                                                                      11.21             15.08         88,486
                                                                                      18.39             11.21         83,598
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $13.56            $15.11         22,115
                                                                                      12.22             13.56         19,172
                                                                                      13.68             12.22         25,677
                                                                                      13.86             13.68         30,783
                                                                                      14.08             13.86         42,270
                                                                                      12.48             14.08        414,255
                                                                                      12.45             12.48         39,125
                                                                                      11.21             12.45        345,272
                                                                                       9.39             11.21         72,901
                                                                                      11.36              9.39         49,846
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $19.08            $19.27         18,077
                                                                                      18.23             19.08         28,424
                                                                                      18.49             18.23         31,219
                                                                                      16.92             18.49         37,334
                                                                                      17.13             16.92         39,088
                                                                                      15.72             17.13         41,232
                                                                                      14.98             15.72         38,791
                                                                                      14.04             14.98         32,491
                                                                                      12.36             14.04         43,860
                                                                                      12.88             12.36         62,369
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $21.14            $22.15         105,773   2017
                                                                              19.12             21.14         168,271   2016
                                                                              19.78             19.12         218,209   2015
                                                                              19.47             19.78         293,527   2014
                                                                              18.73             19.47         336,075   2013
                                                                              16.67             18.73         330,634   2012
                                                                              16.41             16.67         323,765   2011
                                                                              14.59             16.41         502,076   2010
                                                                              10.58             14.59         671,421   2009
                                                                              14.07             10.58         580,409   2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $24.43            $26.17          50,513   2017
                                                                              24.69             24.43          79,771   2016
                                                                              25.47             24.69          87,046   2015
                                                                              20.89             25.47         106,590   2014
                                                                              24.41             20.89         137,129   2013
                                                                              23.78             24.41         162,100   2012
                                                                              18.93             23.78         218,110   2011
                                                                              17.25             18.93         246,330   2010
                                                                              18.35             17.25         328,862   2009
                                                                              15.92             18.35         416,466   2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.01            $11.97         221,718   2017
                                                                              12.05             12.01         222,010   2016
                                                                              12.22             12.05         170,756   2015
                                                                              12.33             12.22         112,258   2014
                                                                              12.56             12.33         119,849   2013
                                                                              12.07             12.56         317,558   2012
                                                                              12.14             12.07         290,485   2011
                                                                              11.73             12.14         324,859   2010
                                                                              10.53             11.73         295,940   2009
                                                                              10.76             10.53         182,948   2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $18.72            $19.30         438,673   2017
                                                                              18.54             18.72         508,466   2016
                                                                              18.78             18.54         600,285   2015
                                                                              18.32             18.78         685,708   2014
                                                                              19.01             18.32         818,033   2013
                                                                              17.65             19.01       1,039,867   2012
                                                                              17.33             17.65       1,143,366   2011
                                                                              16.30             17.33       1,385,004   2010
                                                                              14.54             16.30       1,704,680   2009
                                                                              14.12             14.54       1,936,745   2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $27.60            $35.20           3,802   2017
                                                                              27.73             27.60           4,146   2016
                                                                              26.65             27.73           5,734   2015
                                                                              25.41             26.65           5,934   2014
                                                                              19.98             25.41           7,377   2013
                                                                              18.38             19.98           7,828   2012
                                                                              19.58             18.38          13,722   2011
                                                                              18.55             19.58          64,914   2010
                                                                              11.99             18.55          93,519   2009
                                                                              20.13             11.99          18,753   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                       $25.78            $34.50         24,963    2017
                                                               26.57             25.78         19,679    2016
                                                               24.34             26.57         30,978    2015
                                                               22.60             24.34          6,194    2014
                                                               16.77             22.60          6,927    2013
                                                               14.74             16.77          7,179    2012
                                                               15.01             14.74         16,056    2011
                                                               13.70             15.01          2,250    2010
                                                                9.77             13.70          2,464    2009
                                                               15.92              9.77          3,335    2008
-------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares              $14.23            $13.92         25,628    2017
                                                               11.60             14.23         28,573    2016
                                                               16.58             11.60         29,350    2015
                                                               21.04             16.58         33,186    2014
                                                               19.50             21.04         41,237    2013
                                                               20.43             19.50         50,357    2012
                                                               25.77             20.43         50,116    2011
                                                               20.56             25.77        108,433    2010
                                                               11.86             20.56        202,732    2009
                                                               25.77             11.86         68,496    2008
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                       $ 8.31            $10.72         33,218    2017
                                                                7.98              8.31        212,306    2016
                                                                7.50              7.98        656,198    2015
                                                                6.50              7.50         60,181    2014
                                                                4.91              6.50         66,962    2013
                                                                4.28              4.91         65,760    2012
                                                                4.26              4.28        187,773    2011
                                                                3.66              4.26        117,507    2010
                                                                2.45              3.66        194,926    2009
                                                                4.29              2.45        149,339    2008
-------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                        $13.27            $13.47         50,449    2017
                                                               13.11             13.27         64,753    2016
                                                               13.39             13.11         85,463    2015
                                                               12.96             13.39         97,501    2014
                                                               13.36             12.96        109,629    2013
                                                               12.86             13.36        109,884    2012
                                                               12.21             12.86        135,847    2011
                                                               11.54             12.21        160,748    2010
                                                               10.88             11.54        187,403    2009
                                                               11.67             10.88        274,669    2008
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares         $16.05            $20.25         90,107    2017
                                                               15.93             16.05        114,138    2016
                                                               15.69             15.93        127,457    2015
                                                               13.99             15.69        143,710    2014
                                                               10.55             13.99        176,918    2013
                                                                8.88             10.55        195,151    2012
                                                                8.99              8.88        286,674    2011
                                                                8.20              8.99        324,170    2010
                                                                6.01              8.20        403,081    2009
                                                                9.65              6.01        476,237    2008
-------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $36.72            $38.21          16,292   2017
                                                                34.59             36.72          36,444   2016
                                                                33.65             34.59          34,672   2015
                                                                25.95             33.65          39,621   2014
                                                                25.73             25.95          47,960   2013
                                                                22.41             25.73          51,657   2012
                                                                20.76             22.41          51,154   2011
                                                                16.37             20.76          56,044   2010
                                                                12.27             16.37          61,602   2009
                                                                19.51             12.27          76,242   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.14            $18.08         242,403   2017
                                                                13.80             15.14         322,059   2016
                                                                13.89             13.80         395,726   2015
                                                                12.47             13.89         482,217   2014
                                                                 9.61             12.47         548,343   2013
                                                                 8.45              9.61         715,879   2012
                                                                 8.45              8.45         850,118   2011
                                                                 7.49              8.45       1,050,095   2010
                                                                 6.03              7.49       1,288,651   2009
                                                                 9.80              6.03       1,559,533   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $30.78            $34.10          96,654   2017
                                                                25.30             30.78         141,702   2016
                                                                26.84             25.30         127,315   2015
                                                                26.31             26.84         143,546   2014
                                                                19.55             26.31         157,082   2013
                                                                17.36             19.55         175,888   2012
                                                                17.13             17.36         226,516   2011
                                                                13.67             17.13         274,431   2010
                                                                10.62             13.67         321,880   2009
                                                                17.32             10.62         371,641   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $16.97            $19.28          99,211   2017
                                                                16.23             16.97         115,060   2016
                                                                16.70             16.23         145,921   2015
                                                                16.13             16.70         156,870   2014
                                                                14.28             16.13         158,406   2013
                                                                12.91             14.28         139,222   2012
                                                                13.51             12.91         167,474   2011
                                                                12.54             13.51         183,779   2010
                                                                10.56             12.54         217,251   2009
                                                                15.19             10.56         298,332   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $12.73            $14.42          37,841   2017
                                                                12.20             12.73          39,312   2016
                                                                12.58             12.20          37,391   2015
                                                                12.18             12.58          16,292   2014
                                                                10.81             12.18          17,137   2013
                                                                 9.80             10.81          18,476   2012
                                                                10.29              9.80          19,197   2011
                                                                 9.57             10.29          21,521   2010
                                                                 8.07              9.57          22,207   2009
                                                                11.63              8.07          27,949   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $15.93            $18.78        104,889    2017
                                                       14.83             15.93        116,532    2016
                                                       15.44             14.83        181,177    2015
                                                       13.93             15.44        169,473    2014
                                                       10.58             13.93        187,660    2013
                                                        9.29             10.58        223,306    2012
                                                        9.74              9.29        252,132    2011
                                                        8.98              9.74        346,856    2010
                                                        6.94              8.98        402,416    2009
                                                       11.05              6.94        488,977    2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.12            $25.30         56,774    2017
                                                       19.35             19.12          4,544    2016
                                                       19.43             19.35          4,802    2015
                                                       19.03             19.43          5,133    2014
                                                       13.84             19.03          7,220    2013
                                                       11.69             13.84          6,694    2012
                                                       12.59             11.69        122,453    2011
                                                       10.00             12.59         15,410    2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company.....................................................................................................  B-3

The Separate Account............................................................................................  B-4

Additional Information About the Guarantee Account..............................................................  B-4

The Contracts...................................................................................................  B-4
   Transfer of Annuity Units....................................................................................  B-4
   Net Investment Factor........................................................................................  B-4

Termination of Participation Agreements.........................................................................  B-5

Calculation of Performance Data.................................................................................  B-6
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................  B-6
   Other Subaccounts............................................................................................  B-7
   Other Performance Data.......................................................................................  B-8

Tax Matters.....................................................................................................  B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................  B-8
   IRS Required Distributions...................................................................................  B-8

General Provisions..............................................................................................  B-9
   Using the Contracts as Collateral............................................................................  B-9
   The Beneficiary..............................................................................................  B-9
   Non-Participating............................................................................................  B-9
   Misstatement of Age or Gender................................................................................  B-9
   Incontestability.............................................................................................  B-9
   Statement of Values..........................................................................................  B-9
   Trust as Owner or Beneficiary................................................................................  B-9
   Written Notice...............................................................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................  B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-10

Experts......................................................................................................... B-10

Financial Statements............................................................................................ B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Global Real Estate Fund -- Series II shares

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Deutsche Variable Series I:
Deutsche Capital Growth VIP -- Class B Shares

Deutsche Variable Series II:

Deutsche CROCI(R) U.S. VIP -- Class B Shares

Deutsche Small Mid Cap Value VIP -- Class B Shares

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

/1/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.....................................................................   6

Fee Tables......................................................................   7
   Examples.....................................................................   9

Synopsis........................................................................   9

Condensed Financial Information.................................................  11

The Company.....................................................................  12

Financial Condition of the Company..............................................  12

The Separate Account............................................................  13
   The Portfolios...............................................................  13
   Subaccounts..................................................................  15
   Voting Rights................................................................  20
   Asset Allocation Program.....................................................  20

The Guarantee Account...........................................................  27

Charges and Other Deductions....................................................  28
   Transaction Expenses.........................................................  28
       Surrender Charge.........................................................  28
       Exceptions to the Surrender Charge.......................................  29
   Deductions from the Separate Account.........................................  29
   Other Charges................................................................  29

The Contract....................................................................  30
   Purchase of the Contract.....................................................  30
   Ownership....................................................................  31
   Assignment...................................................................  31
   Purchase Payments............................................................  32
   Valuation Day and Valuation Period...........................................  32
   Allocation of Purchase Payments..............................................  32
   Valuation of Accumulation Units..............................................  32

Transfers.......................................................................  33
   Transfers Before the Annuity Commencement Date...............................  33
   Transfers from the Guarantee Account to the Subaccounts......................  33
   Transfers from the Subaccounts to the Guarantee Account......................  33
   Transfers Among the Subaccounts..............................................  33
   Telephone/Internet Transactions..............................................  34
   Confirmation of Transactions.................................................  35
   Special Note on Reliability..................................................  35
   Transfers by Third Parties...................................................  35
   Special Note on Frequent Transfers...........................................  35
   Dollar Cost Averaging Program................................................  37
   Defined Dollar Cost Averaging Program........................................  38
   Portfolio Rebalancing Program................................................  38
   Guarantee Account Interest Sweep Program.....................................  39

Surrenders and Partial Withdrawals..............................................  39
   Surrenders and Partial Withdrawals...........................................  39
   Restrictions on Distributions From Certain Contracts.........................  40
   Systematic Withdrawal Program................................................  40
   Annuity Cross Funding Program................................................  41

The Death Benefit...............................................................  43
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  43
   Optional Death Benefit.......................................................  45
   Optional Enhanced Death Benefit..............................................  45
   When We Calculate the Death Benefit..........................................  46
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  46
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  49

Income Payments.................................................................  49
   Income Payments and the Annuity Commencement Date............................  49
   Optional Payment Plans.......................................................  50
   Variable Income Payments.....................................................  51
   Transfers After the Annuity Commencement Date................................  51

Tax Matters.....................................................................  52
   Introduction.................................................................  52
   Taxation of Non-Qualified Contracts..........................................  52
   Section 1035 Exchanges.......................................................  55
   Qualified Retirement Plans...................................................  55
   Federal Income Tax Withholding...............................................  59
   State Income Tax Withholding.................................................  60
   Tax Status of the Company....................................................  60
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  60
   Definition of Spouse Under Federal Law.......................................  60
   Annuity Purchases by Residents of Puerto Rico................................  60
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  60
   Foreign Tax Credits..........................................................  60
   Changes in the Law...........................................................  61

Requesting Payments.............................................................  61

Sale of the Contracts...........................................................  61

Additional Information..........................................................  63
   Owner Questions..............................................................  63
   Return Privilege.............................................................  63
   State Regulation.............................................................  63
   Evidence of Death, Age, Gender, Marital Status or Survival...................  63
   Records and Reports..........................................................  63
   Other Information............................................................  63
   Unclaimed Property...........................................................  63
   Legal Proceedings............................................................  64

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received  as a Percentage of the
                                                   the Purchase Payment     Purchase Payment
                                                                            Partially Withdrawn or
                                                                            Surrendered/1,2/
                                                   ------------------------------------------------
                                                             0                       6%
                                                             1                       6%
                                                             2                       6%
                                                             3                       6%
                                                             4                       5%
                                                             5                       4%
                                                         6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/3 /
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------
Annual Contract Charge                                     $30.00/1/
------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
 Mortality and Expense Risk Charge                 1.35%                    1.55%
------------------------------------------------------------------------------------------
 Administrative Expense Charge                               0.15%
------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                               0.25%/3/
------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                      0.35%/4/
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                       2.10%                    2.30%
------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.58%   1.35%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.58% and 1.27%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $948       $1,776      $2,525       $4,205

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $310       $1,124      $1,954       $4,105

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $402       $1,217      $2,050       $4,205

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement

Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our

Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                                                                                        Adviser (and Sub-Adviser(s),
                             Subaccount Investing In            Investment Objective          as applicable)
                             -------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS         AB Balanced Wealth Strategy        Seeks to achieve     AllianceBernstein, L.P.
SERIES FUND, INC.            Portfolio -- Class B               the highest total
                                                                return consistent
                                                                with the Adviser's
                                                                determination of
                                                                reasonable risk.
                             -------------------------------------------------------------------------------------------
                             AB Growth and Income               Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             -------------------------------------------------------------------------------------------
                             AB Large Cap Growth                Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             -------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE       Invesco V.I. American Franchise    To seek capital      Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE      Fund -- Series I shares            growth.
INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                             Invesco V.I. Global Real Estate    Total return         Invesco Advisers, Inc. (subadvised
                             Fund -- Series II shares           through growth of    by Invesco Asset Management
                                                                capital and current  Limited)
                                                                income.
                             -------------------------------------------------------------------------------------------
AMERICAN CENTURY             VP Income & Growth Fund --         The fund seeks       American Century Investment
VARIABLE PORTFOLIOS, INC.    Class I                            capital growth by    Management, Inc.
                                                                investing in common
                                                                stock. Income is a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
                             VP International Fund -- Class I   The fund seeks       American Century Investment
                                                                capital growth.      Management, Inc.
                             -------------------------------------------------------------------------------------------
                             VP Ultra(R) Fund -- Class I        The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth.
                             -------------------------------------------------------------------------------------------
                             VP Value Fund -- Class I           The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth. Income is a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
AMERICAN CENTURY             VP Inflation Protection Fund --    The fund pursues     American Century Investment
VARIABLE PORTFOLIOS II,      Class II                           long-term total      Management, Inc.
INC.                                                            return using a
                                                                strategy that seeks
                                                                to protect against
                                                                U.S. inflation.
                             -------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I   Deutsche Capital Growth VIP --     The fund seeks to    Deutsche Investment Management
                             Class B Shares                     provide long-term    Americas Inc.
                                                                growth of capital.
                             -------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES II  Deutsche CROCI(R) U.S. VIP --      Seeks to achieve a   Deutsche Investment Management
                             Class B Shares                     high rate of total   Americas Inc.
                                                                return.
                             -------------------------------------------------------------------------------------------
                             Deutsche Small Mid Cap Value       Seeks long-term      Deutsche Investment Management
                             VIP -- Class B Shares              capital              Americas Inc.
                                                                appreciation.
                             -------------------------------------------------------------------------------------------
DREYFUS                      Dreyfus Investment Portfolios      The fund seeks       The Dreyfus Corporation
                             MidCap Stock Portfolio -- Initial  investment results
                             Shares                             that are greater
                                                                than the total
                                                                return performance
                                                                of publicly traded
                                                                common stocks of
                                                                medium-size
                                                                domestic companies
                                                                in the aggregate,
                                                                as represented by
                                                                the Standard &
                                                                Poor's MidCap
                                                                400(R) Index.
                             -------------------------------------------------------------------------------------------
                             Dreyfus Variable Investment        The fund seeks as    The Dreyfus Corporation
                             Fund -- Government Money           high a level of
                             Market Portfolio/1/                current income as
                                                                is consistent with
                                                                the preservation of
                                                                capital and the
                                                                maintenance of
                                                                liquidity.
                             -------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective                as applicable)
                         -----------------------------------------------------------------------------------------------------
                         The Dreyfus Sustainable U.S.       The fund seeks long-term       The Dreyfus Corporation
                         Equity Portfolio, Inc. -- Initial  capital appreciation.          (subadvised by Newton Investment
                         Shares                                                            Management (North America)
                                                                                           Limited)
                         -----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of     Eaton Vance Management
TRUST                                                       current income.
                         -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                    appreciation.                  Company (FMR) (subadvised by
                                                                                           FMR Co., Inc. (FMRC), Fidelity
                                                                                           Research & Analysis Company
                                                                                           (FRAC), Fidelity Management &
                                                                                           Research (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International Investment
                                                                                           Advisors (FIIA), Fidelity
                                                                                           International Investment Advisors
                                                                                           (U.K.) Limited (FIIA(U.K.)L), and
                                                                                           Fidelity Investments Japan Limited
                                                                                           (FIJ))
                         -----------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            potential for capital          FIJ)
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                         -----------------------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Founding Funds            Seeks capital appreciation,    Franklin Templeton Services, LLC
VARIABLE INSURANCE       Allocation VIP Fund --             with income as a secondary     (the fund's administrator)
PRODUCTS TRUST           Class 2 Shares/1/                  goal. Under normal market
                                                            conditions, the fund invests
                                                            equal portions in Class 1
                                                            shares of Franklin Income VIP
                                                            Fund; Franklin Mutual Shares
                                                            VIP Fund; and Templeton
                                                            Growth VIP Fund.
                         -----------------------------------------------------------------------------------------------------
                         Franklin Income VIP Fund --        Seeks to maximize income       Franklin Advisers, Inc.
                         Class 2 Shares                     while maintaining prospects
                                                            for capital appreciation. The
                                                            fund normally invests in both
                                                            equity and debt securities.
                         -----------------------------------------------------------------------------------------------------
                         Franklin Large Cap Growth VIP      Seeks capital appreciation.    Franklin Advisers, Inc.
                         Fund -- Class 2 Shares             The fund normally invests at
                                                            least 80% of its net assets
                                                            in investments of large
                                                            capitalization companies.
                         -----------------------------------------------------------------------------------------------------
                         Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                         Fund -- Class 2 Shares             with income as a secondary
                                                            goal. The fund normally
                                                            invests primarily in U.S. and
                                                            foreign equity securities
                                                            that the manager believes are
                                                            undervalued.
                         -----------------------------------------------------------------------------------------------------
                         Templeton Foreign VIP Fund --      Seeks long-term capital        Templeton Investment Counsel, LLC
                         Class 2 Shares                     growth. The fund normally
                                                            invests at least 80% of its
                                                            net assets in investments of
                                                            issuers located outside the
                                                            U.S., including those in
                                                            emerging markets.
                         -----------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this fund.

                                                                                                Adviser (and Sub-Adviser(s),
                           Subaccount Investing In                Investment Objective                as applicable)
                           -----------------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                           Class 2 Shares                     growth. Under normal market
                                                              conditions the fund invests
                                                              predominantly in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including in
                                                              developing markets.
                           -----------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core      Seeks to maximize total        JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1          return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                              intermediate- and long-term
                                                              debt securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid       Seeks capital appreciation     J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                              achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                              investing primarily in equity
                                                              securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small     Seeks capital growth over the  J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1      long term.                     Inc., an indirect, wholly-owned
                                                                                             subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.      Seeks to provide high total    JPMorgan Investment Management
                           Equity Portfolio -- Class 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                              selected equity securities.    subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial
INSURANCE TRUST            Service Class Shares               objective is to seek total     Services Company
                                                              return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio -- Service  objective is to seek capital   Company
                           Class Shares                       appreciation.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Strategic Income            The fund's investment          Massachusetts Financial Services
                           Portfolio -- Service Class Shares  objective is to seek total     Company
                                                              return with an emphasis on
                                                              high current income, but also
                                                              considering capital
                                                              appreciation.
                           -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                The fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS              Appreciation Fund/VA -- Service    appreciation.                  (subadvised by OppenheimerFunds,
                           Shares                                                            Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street            The fund seeks capital         OFI Global Asset Management, Inc.
                           Fund/VA -- Service Shares          appreciation.                  (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      The fund seeks capital         OFI Global Asset Management, Inc.
                           Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                       return, composed of current
INC.                                                          income and capital
                                                              appreciation, as is
                                                              consistent with prudent
                                                              investment risk.
                           -----------------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche Variable Series I, Deutsche Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and State Street Variable Insurance Series Funds, Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income

VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.


In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates.

AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 20, 2018, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                         Current through July 20, 2018


                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         2%      4%      6%      8%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      3%      4%      6%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       3%      6%     10%     13%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        55%     41%     27%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    6%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        6%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                        10%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            8%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       7%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             8%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     4%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 20, 2018



                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares               5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      4%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a

Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark, the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional cash or non-cash compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2017, 2016 and 2015, $ 37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                   Each Annuitant Age 70 or Younger at Issue



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $12.34            $14.06          --       2017
                                                                        12.00             12.34          --       2016
                                                                        12.02             12.00          --       2015
                                                                        11.40             12.02          --       2014
                                                                         9.95             11.40          --       2013
                                                                         8.91              9.95          --       2012
                                                                         9.33              8.91          --       2011
                                                                         8.59              9.33          --       2010
                                                                         7.01              8.59          --       2009
                                                                        10.19              7.01          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $20.55            $24.00          --       2017
                                                                        18.78             20.55          --       2016
                                                                        18.80             18.78          --       2015
                                                                        17.46             18.80          --       2014
                                                                        13.17             17.46          --       2013
                                                                        11.41             13.17          --       2012
                                                                        10.92             11.41          --       2011
                                                                         9.82             10.92          --       2010
                                                                         8.29              9.82          --       2009
                                                                        14.19              8.29          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $11.23            $14.57          --       2017
                                                                        11.14             11.23          --       2016
                                                                        10.20             11.14          --       2015
                                                                         9.10             10.20          --       2014
                                                                         6.74              9.10          --       2013
                                                                         5.87              6.74          --       2012
                                                                         6.19              5.87          --       2011
                                                                         5.72              6.19          --       2010
                                                                         4.23              5.72          --       2009
                                                                         7.14              4.23          --       2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.70            $18.44          --       2017
                                                                        14.59             14.70          --       2016
                                                                        14.11             14.59          --       2015
                                                                        13.21             14.11          --       2014
                                                                         9.57             13.21          --       2013
                                                                         8.54              9.57          --       2012
                                                                        10.00              8.54          --       2011
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares         $15.48            $17.19           --      2017
                                                                    15.43             15.48           --      2016
                                                                    15.95             15.43           --      2015
                                                                    14.16             15.95           --      2014
                                                                    14.03             14.16           --      2013
                                                                    11.14             14.03           --      2012
                                                                    12.13             11.14           --      2011
                                                                    10.50             12.13           --      2010
                                                                     8.13             10.50           --      2009
                                                                    14.94              8.13           --      2008
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                         $12.35            $12.61           --      2017
                                                                    12.01             12.35           --      2016
                                                                    12.50             12.01           --      2015
                                                                    12.29             12.50           --      2014
                                                                    13.63             12.29           --      2013
                                                                    12.89             13.63           --      2012
                                                                    11.71             12.89           --      2011
                                                                    11.31             11.71           --      2010
                                                                    10.42             11.31           --      2009
                                                                    10.75             10.42           --      2008
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                               $24.33            $28.88          169      2017
                                                                    21.77             24.33          174      2016
                                                                    23.42             21.77          176      2015
                                                                    21.13             23.42          178      2014
                                                                    15.79             21.13          187      2013
                                                                    13.98             15.79          193      2012
                                                                    13.76             13.98          274      2011
                                                                    12.24             13.76          276      2010
                                                                    10.52             12.24          280      2009
                                                                    16.33             10.52          258      2008
------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                 $18.49            $23.90           --      2017
                                                                    19.86             18.49           --      2016
                                                                    20.01             19.86           --      2015
                                                                    21.50             20.01           --      2014
                                                                    17.83             21.50           --      2013
                                                                    14.94             17.83           --      2012
                                                                    17.25             14.94           --      2011
                                                                    15.45             17.25           --      2010
                                                                    11.73             15.45           --      2009
                                                                    21.58             11.73           --      2008
------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                      $22.69            $29.55           --      2017
                                                                    22.05             22.69           --      2016
                                                                    21.06             22.05           --      2015
                                                                    19.44             21.06           --      2014
                                                                    14.40             19.44           --      2013
                                                                    12.83             14.40           95      2012
                                                                    12.89             12.83          167      2011
                                                                    11.27             12.89          168      2010
                                                                     8.51             11.27          168      2009
                                                                    14.76              8.51          169      2008
------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $27.87            $29.85            --     2017
                                                                                  23.48             27.87            --     2016
                                                                                  24.80             23.48            --     2015
                                                                                  22.27             24.80            --     2014
                                                                                  17.16             22.27            --     2013
                                                                                  15.21             17.16            --     2012
                                                                                  15.28             15.21            --     2011
                                                                                  13.68             15.28            --     2010
                                                                                  11.59             13.68            --     2009
                                                                                  16.06             11.59            --     2008
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $16.06            $19.93            63     2017
                                                                                  15.68             16.06            65     2016
                                                                                  14.69             15.68            66     2015
                                                                                  13.24             14.69            74     2014
                                                                                  10.02             13.24            76     2013
                                                                                   8.80             10.02            73     2012
                                                                                  10.00              8.80            75     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.83            $14.27            --     2017
                                                                                  12.59             11.83            --     2016
                                                                                  13.77             12.59            --     2015
                                                                                  12.67             13.77            --     2014
                                                                                   9.85             12.67            --     2013
                                                                                   9.14              9.85            --     2012
                                                                                  10.00              9.14            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $35.00            $37.97            --     2017
                                                                                  30.50             35.00            --     2016
                                                                                  31.67             30.50            --     2015
                                                                                  30.59             31.67            --     2014
                                                                                  23.06             30.59            --     2013
                                                                                  20.65             23.06            --     2012
                                                                                  22.38             20.65            --     2011
                                                                                  18.52             22.38            --     2010
                                                                                  14.54             18.52            --     2009
                                                                                  22.26             14.54            --     2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $29.90            $33.98            --     2017
                                                                                  26.29             29.90            --     2016
                                                                                  27.31             26.29            --     2015
                                                                                  24.74             27.31            --     2014
                                                                                  18.60             24.74            --     2013
                                                                                  15.78             18.60            --     2012
                                                                                  15.96             15.78            --     2011
                                                                                  12.75             15.96            --     2010
                                                                                   9.55             12.75            --     2009
                                                                                  16.27              9.55            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.45            $ 9.34           344     2017
                                                                                   9.59              9.45           305     2016
                                                                                   9.74              9.59           318     2015
                                                                                   9.89              9.74           293     2014
                                                                                  10.04              9.89           246     2013
                                                                                  10.19             10.04           219     2012
                                                                                  10.35             10.19           376     2011
                                                                                  10.50             10.35           354     2010
                                                                                  10.65             10.50           258     2009
                                                                                  10.54             10.65         2,205     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $11.25            $12.78            --     2017
                                                                                 10.35             11.25            --     2016
                                                                                 10.85             10.35            --     2015
                                                                                  9.71             10.85            --     2014
                                                                                  7.34              9.71            --     2013
                                                                                  6.65              7.34            --     2012
                                                                                  6.69              6.65            --     2011
                                                                                  5.92              6.69            --     2010
                                                                                  4.49              5.92            --     2009
                                                                                  6.95              4.49            --     2008
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.53            $13.79            --     2017
                                                                                 12.61             13.53            --     2016
                                                                                 12.93             12.61            --     2015
                                                                                 13.05             12.93            --     2014
                                                                                 12.76             13.05            --     2013
                                                                                 12.08             12.76           506     2012
                                                                                 11.95             12.08           507     2011
                                                                                 11.12             11.95           508     2010
                                                                                  7.82             11.12           509     2009
                                                                                 10.90              7.82         1,736     2008
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $21.26            $25.46            --     2017
                                                                                 20.03             21.26            --     2016
                                                                                 20.25             20.03            --     2015
                                                                                 18.42             20.25            --     2014
                                                                                 14.28             18.42            --     2013
                                                                                 12.48             14.28            --     2012
                                                                                 13.03             12.48            --     2011
                                                                                 11.32             13.03            --     2010
                                                                                  8.48             11.32            --     2009
                                                                                 15.02              8.48            --     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $19.84            $22.02            --     2017
                                                                                 17.12             19.84            --     2016
                                                                                 18.15             17.12            --     2015
                                                                                 16.98             18.15            --     2014
                                                                                 13.49             16.98            --     2013
                                                                                 11.70             13.49           141     2012
                                                                                 11.80             11.70           142     2011
                                                                                 10.42             11.80           142     2010
                                                                                  8.15             10.42           142     2009
                                                                                 14.46              8.15           142     2008
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $33.83            $40.17            --     2017
                                                                                 30.68             33.83            --     2016
                                                                                 31.67             30.68            --     2015
                                                                                 30.32             31.67            --     2014
                                                                                 22.66             30.32            --     2013
                                                                                 20.08             22.66            --     2012
                                                                                 22.86             20.08            --     2011
                                                                                 18.05             22.86            --     2010
                                                                                 13.12             18.05            --     2009
                                                                                 22.05             13.12            --     2008
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.23            $13.49           --      2017
                                                                         10.97             12.23           --      2016
                                                                         11.88             10.97           --      2015
                                                                         11.72             11.88           --      2014
                                                                          9.62             11.72           --      2013
                                                                          8.46              9.62           --      2012
                                                                          8.73              8.46           --      2011
                                                                          8.04              8.73           --      2010
                                                                          6.26              8.04           --      2009
                                                                          9.92              6.26           --      2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.92            $18.28           --      2017
                                                                         15.07             16.92           --      2016
                                                                         16.46             15.07           --      2015
                                                                         15.97             16.46           --      2014
                                                                         14.23             15.97           --      2013
                                                                         12.83             14.23           --      2012
                                                                         12.72             12.83           --      2011
                                                                         11.46             12.72           --      2010
                                                                          8.58             11.46           --      2009
                                                                         12.38              8.58           --      2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $20.46            $25.82           --      2017
                                                                         21.15             20.46           --      2016
                                                                         20.33             21.15           --      2015
                                                                         18.36             20.33           --      2014
                                                                         14.49             18.36           --      2013
                                                                         13.09             14.49           --      2012
                                                                         13.49             13.09           --      2011
                                                                         12.27             13.49           --      2010
                                                                          9.60             12.27           --      2009
                                                                         14.89              9.60           --      2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $22.85            $24.39           --      2017
                                                                         19.99             22.85           --      2016
                                                                         21.35             19.99           --      2015
                                                                         20.23             21.35           --      2014
                                                                         16.02             20.23           --      2013
                                                                         14.23             16.02           --      2012
                                                                         14.60             14.23           --      2011
                                                                         13.33             14.60           --      2010
                                                                         10.74             13.33           --      2009
                                                                         17.33             10.74           --      2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $19.22            $22.09          107      2017
                                                                         18.20             19.22          109      2016
                                                                         19.76             18.20           97      2015
                                                                         22.58             19.76           84      2014
                                                                         18.64             22.58           88      2013
                                                                         16.00             18.64           87      2012
                                                                         18.18             16.00           75      2011
                                                                         17.03             18.18           77      2010
                                                                         12.61             17.03           83      2009
                                                                         21.48             12.61           70      2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.59            $13.53           --      2017
                                                                        10.73             11.59           --      2016
                                                                        11.65             10.73           --      2015
                                                                        12.17             11.65           --      2014
                                                                         9.45             12.17           --      2013
                                                                         7.92              9.45           --      2012
                                                                         8.65              7.92           --      2011
                                                                         8.17              8.65           --      2010
                                                                         6.33              8.17           --      2009
                                                                        11.14              6.33           --      2008
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.98            $14.27           --      2017
                                                                        13.90             13.98           --      2016
                                                                        13.96             13.90           --      2015
                                                                        13.51             13.96           --      2014
                                                                        13.92             13.51           --      2013
                                                                        13.41             13.92          535      2012
                                                                        12.67             13.41          740      2011
                                                                        11.78             12.67          742      2010
                                                                        10.90             11.78          744      2009
                                                                        10.93             10.90           --      2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $29.93            $33.54           70      2017
                                                                        26.49             29.93           72      2016
                                                                        27.63             26.49           72      2015
                                                                        24.37             27.63           77      2014
                                                                        18.70             24.37           79      2013
                                                                        15.77             18.70           86      2012
                                                                        15.67             15.77           88      2011
                                                                        12.89             15.67           93      2010
                                                                        10.00             12.89          101      2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $29.92            $33.96           --      2017
                                                                        25.27             29.92           --      2016
                                                                        27.08             25.27           --      2015
                                                                        25.09             27.08           --      2014
                                                                        17.90             25.09           --      2013
                                                                        15.18             17.90           --      2012
                                                                        16.18             15.18           --      2011
                                                                        12.92             16.18           --      2010
                                                                        10.00             12.92           --      2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $20.74            $24.99           --      2017
                                                                        18.98             20.74           --      2016
                                                                        19.10             18.98           --      2015
                                                                        17.03             19.10           --      2014
                                                                        12.69             17.03           --      2013
                                                                        10.95             12.69           --      2012
                                                                        11.33             10.95           --      2011
                                                                        10.13             11.33           --      2010
                                                                         7.69             10.13           --      2009
                                                                        11.97              7.69           --      2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $19.54            $21.56           107     2017
                                                                          18.23             19.54           105     2016
                                                                          18.62             18.23           109     2015
                                                                          17.46             18.62           108     2014
                                                                          14.93             17.46           103     2013
                                                                          13.66             14.93           103     2012
                                                                          13.65             13.66           103     2011
                                                                          12.64             13.65           101     2010
                                                                          10.90             12.64            93     2009
                                                                          14.25             10.90         1,343     2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.14            $12.79           394     2017
                                                                           9.72             10.14           391     2016
                                                                          10.00              9.72           405     2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.61            $11.07            --     2017
                                                                           9.97             10.61            --     2016
                                                                          10.34              9.97            --     2015
                                                                          10.19             10.34            --     2014
                                                                          10.00             10.19            --     2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $20.70            $25.79            --     2017
                                                                          21.54             20.70            --     2016
                                                                          21.17             21.54            --     2015
                                                                          18.67             21.17            --     2014
                                                                          14.65             18.67            --     2013
                                                                          13.07             14.65            --     2012
                                                                          13.45             13.07            --     2011
                                                                          12.51             13.45            --     2010
                                                                           8.81             12.51            --     2009
                                                                          16.46              8.81            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.83            $18.18           156     2017
                                                                          14.44             15.83           156     2016
                                                                          14.21             14.44           157     2015
                                                                          13.07             14.21           157     2014
                                                                          10.10             13.07           157     2013
                                                                           8.79             10.10           199     2012
                                                                           8.95              8.79           267     2011
                                                                           7.85              8.95           268     2010
                                                                           6.22              7.85           269     2009
                                                                          10.30              6.22           876     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $33.86            $37.99            62     2017
                                                                          29.21             33.86            68     2016
                                                                          31.58             29.21            63     2015
                                                                          28.72             31.58            65     2014
                                                                          20.73             28.72            70     2013
                                                                          17.89             20.73            75     2012
                                                                          18.60             17.89            74     2011
                                                                          15.35             18.60            78     2010
                                                                          11.38             15.35            88     2009
                                                                          18.64             11.38            81     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $21.86            $22.96          --       2017
                                                                 19.74             21.86          --       2016
                                                                 20.37             19.74          --       2015
                                                                 20.01             20.37          --       2014
                                                                 19.22             20.01          --       2013
                                                                 17.07             19.22          --       2012
                                                                 16.77             17.07          --       2011
                                                                 14.87             16.77          --       2010
                                                                 10.76             14.87          --       2009
                                                                 14.29             10.76          --       2008
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.30            $12.28          --       2017
                                                                 12.31             12.30          --       2016
                                                                 12.46             12.31          --       2015
                                                                 12.54             12.46          --       2014
                                                                 12.75             12.54          --       2013
                                                                 12.23             12.75          --       2012
                                                                 12.28             12.23          --       2011
                                                                 11.84             12.28          --       2010
                                                                 10.61             11.84          --       2009
                                                                 10.82             10.61          --       2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $16.64            $18.94          --       2017
                                                                 15.88             16.64          --       2016
                                                                 16.31             15.88          --       2015
                                                                 15.72             16.31          --       2014
                                                                 13.88             15.72          --       2013
                                                                 12.53             13.88          --       2012
                                                                 13.09             12.53          --       2011
                                                                 12.12             13.09          --       2010
                                                                 10.18             12.12          --       2009
                                                                 14.62             10.18          --       2008
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.00            $14.77          --       2017
                                                                 12.45             13.00          --       2016
                                                                 12.81             12.45          --       2015
                                                                 12.37             12.81          --       2014
                                                                 10.96             12.37          --       2013
                                                                  9.91             10.96          --       2012
                                                                 10.38              9.91          --       2011
                                                                  9.64             10.38          --       2010
                                                                  8.12              9.64          --       2009
                                                                 11.67              8.12          --       2008
---------------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $12.11            $13.76          --       2017
                                                                        11.79             12.11          --       2016
                                                                        11.85             11.79          --       2015
                                                                        11.25             11.85          --       2014
                                                                         9.84             11.25          --       2013
                                                                         8.83              9.84          --       2012
                                                                         9.27              8.83          --       2011
                                                                         8.55              9.27          --       2010
                                                                         6.99              8.55          --       2009
                                                                        10.18              6.99          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $19.87            $23.16          --       2017
                                                                        18.20             19.87          --       2016
                                                                        18.25             18.20          --       2015
                                                                        16.99             18.25          --       2014
                                                                        12.84             16.99          --       2013
                                                                        11.14             12.84          --       2012
                                                                        10.69             11.14          --       2011
                                                                         9.64             10.69          --       2010
                                                                         8.15              9.64          --       2009
                                                                        13.97              8.15          --       2008
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $10.86            $14.06          --       2017
                                                                        10.79             10.86          --       2016
                                                                         9.91             10.79          --       2015
                                                                         8.85              9.91          --       2014
                                                                         6.57              8.85          --       2013
                                                                         5.73              6.57          --       2012
                                                                         6.06              5.73          --       2011
                                                                         5.61              6.06          --       2010
                                                                         4.16              5.61          --       2009
                                                                         7.04              4.16          --       2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.53            $18.19          --       2017
                                                                        14.45             14.53          --       2016
                                                                        14.00             14.45          --       2015
                                                                        13.14             14.00          --       2014
                                                                         9.54             13.14          --       2013
                                                                         8.53              9.54          --       2012
                                                                        10.00              8.53          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.11            $16.75          --       2017
                                                                        15.10             15.11          --       2016
                                                                        15.63             15.10          --       2015
                                                                        13.91             15.63          --       2014
                                                                        13.81             13.91          --       2013
                                                                        10.99             13.81          --       2012
                                                                        11.99             10.99          --       2011
                                                                        10.40             11.99          --       2010
                                                                         8.07             10.40          --       2009
                                                                        14.86              8.07          --       2008
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.06            $12.29          --       2017
                                                      11.75             12.06          --       2016
                                                      12.26             11.75          --       2015
                                                      12.07             12.26          --       2014
                                                      13.42             12.07          --       2013
                                                      12.71             13.42          --       2012
                                                      11.57             12.71          --       2011
                                                      11.20             11.57          --       2010
                                                      10.34             11.20          --       2009
                                                      10.69             10.34          --       2008
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $23.64            $28.00          --       2017
                                                      21.19             23.64          --       2016
                                                      22.84             21.19          --       2015
                                                      20.65             22.84          --       2014
                                                      15.47             20.65          --       2013
                                                      13.71             15.47          --       2012
                                                      13.53             13.71          --       2011
                                                      12.06             13.53          --       2010
                                                      10.39             12.06          --       2009
                                                      16.15             10.39          --       2008
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $17.96            $23.16          --       2017
                                                      19.33             17.96          --       2016
                                                      19.52             19.33          --       2015
                                                      21.01             19.52          --       2014
                                                      17.46             21.01          --       2013
                                                      14.66             17.46          --       2012
                                                      16.96             14.66          --       2011
                                                      15.23             16.96          --       2010
                                                      11.58             15.23          --       2009
                                                      21.35             11.58          --       2008
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $22.04            $28.64          --       2017
                                                      21.46             22.04          --       2016
                                                      20.54             21.46          --       2015
                                                      19.00             20.54          --       2014
                                                      14.10             19.00          --       2013
                                                      12.59             14.10          --       2012
                                                      12.67             12.59          --       2011
                                                      11.11             12.67          --       2010
                                                       8.40             11.11          --       2009
                                                      14.61              8.40          --       2008
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $27.07            $28.94          --       2017
                                                      22.85             27.07          --       2016
                                                      24.19             22.85          --       2015
                                                      21.76             24.19          --       2014
                                                      16.81             21.76          --       2013
                                                      14.92             16.81          --       2012
                                                      15.03             14.92          --       2011
                                                      13.48             15.03          --       2010
                                                      11.44             13.48          --       2009
                                                      15.89             11.44          --       2008
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $15.88            $19.66          --       2017
                                                                                  15.53             15.88          --       2016
                                                                                  14.58             15.53          --       2015
                                                                                  13.17             14.58          --       2014
                                                                                   9.98             13.17          --       2013
                                                                                   8.78              9.98          --       2012
                                                                                  10.00              8.78          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche CROCI(R) U.S. VIP -- Class B Shares                                   $11.70            $14.08          --       2017
                                                                                  12.47             11.70          --       2016
                                                                                  13.67             12.47          --       2015
                                                                                  12.60             13.67          --       2014
                                                                                   9.82             12.60          --       2013
                                                                                   9.13              9.82          --       2012
                                                                                  10.00              9.13          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $33.99            $36.80          --       2017
                                                                                  29.69             33.99          --       2016
                                                                                  30.89             29.69          --       2015
                                                                                  29.90             30.89          --       2014
                                                                                  22.58             29.90          --       2013
                                                                                  20.26             22.58          --       2012
                                                                                  22.00             20.26          --       2011
                                                                                  18.25             22.00          --       2010
                                                                                  14.36             18.25          --       2009
                                                                                  22.03             14.36          --       2008
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $29.04            $32.94          --       2017
                                                                                  25.59             29.04          --       2016
                                                                                  26.64             25.59          --       2015
                                                                                  24.18             26.64          --       2014
                                                                                  18.22             24.18          --       2013
                                                                                  15.49             18.22          --       2012
                                                                                  15.69             15.49          --       2011
                                                                                  12.56             15.69          --       2010
                                                                                   9.43             12.56          --       2009
                                                                                  16.10              9.43          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.18            $ 9.05          --       2017
                                                                                   9.34              9.18          --       2016
                                                                                   9.50              9.34          --       2015
                                                                                   9.66              9.50          --       2014
                                                                                   9.83              9.66          --       2013
                                                                                  10.00              9.83          --       2012
                                                                                  10.17             10.00          --       2011
                                                                                  10.35             10.17          --       2010
                                                                                  10.51             10.35          --       2009
                                                                                  10.43             10.51          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares          $10.88            $12.33          --       2017
                                                                                  10.02             10.88          --       2016
                                                                                  10.53             10.02          --       2015
                                                                                   9.45             10.53          --       2014
                                                                                   7.15              9.45          --       2013
                                                                                   6.50              7.15          --       2012
                                                                                   6.55              6.50          --       2011
                                                                                   5.80              6.55          --       2010
                                                                                   4.41              5.80          --       2009
                                                                                   6.85              4.41          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $13.14            $13.36          --       2017
                                                                         12.27             13.14          --       2016
                                                                         12.61             12.27          --       2015
                                                                         12.75             12.61          --       2014
                                                                         12.49             12.75          --       2013
                                                                         11.84             12.49          --       2012
                                                                         11.75             11.84          --       2011
                                                                         10.95             11.75          --       2010
                                                                          7.72             10.95          --       2009
                                                                         10.78              7.72          --       2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.56            $24.57          --       2017
                                                                         19.41             20.56          --       2016
                                                                         19.67             19.41          --       2015
                                                                         17.92             19.67          --       2014
                                                                         13.92             17.92          --       2013
                                                                         12.19             13.92          --       2012
                                                                         12.76             12.19          --       2011
                                                                         11.10             12.76          --       2010
                                                                          8.34             11.10          --       2009
                                                                         14.80              8.34          --       2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.19            $21.25          --       2017
                                                                         16.58             19.19          --       2016
                                                                         17.62             16.58          --       2015
                                                                         16.52             17.62          --       2014
                                                                         13.15             16.52          --       2013
                                                                         11.43             13.15          --       2012
                                                                         11.55             11.43          --       2011
                                                                         10.22             11.55          --       2010
                                                                          8.01             10.22          --       2009
                                                                         14.24              8.01          --       2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $32.71            $38.76          --       2017
                                                                         29.73             32.71          --       2016
                                                                         30.75             29.73          --       2015
                                                                         29.50             30.75          --       2014
                                                                         22.09             29.50          --       2013
                                                                         19.61             22.09          --       2012
                                                                         22.38             19.61          --       2011
                                                                         17.71             22.38          --       2010
                                                                         12.89             17.71          --       2009
                                                                         21.71             12.89          --       2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.00            $13.21          --       2017
                                                                         10.79             12.00          --       2016
                                                                         11.70             10.79          --       2015
                                                                         11.57             11.70          --       2014
                                                                          9.51             11.57          --       2013
                                                                          8.39              9.51          --       2012
                                                                          8.67              8.39          --       2011
                                                                          8.00              8.67          --       2010
                                                                          6.25              8.00          --       2009
                                                                          9.91              6.25          --       2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $16.53            $17.82          --       2017
                                                                14.74             16.53          --       2016
                                                                16.14             14.74          --       2015
                                                                15.69             16.14          --       2014
                                                                14.01             15.69          --       2013
                                                                12.65             14.01          --       2012
                                                                12.57             12.65          --       2011
                                                                11.35             12.57          --       2010
                                                                 8.52             11.35          --       2009
                                                                12.32              8.52          --       2008
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $19.88            $25.03          --       2017
                                                                20.59             19.88          --       2016
                                                                19.83             20.59          --       2015
                                                                17.94             19.83          --       2014
                                                                14.19             17.94          --       2013
                                                                12.84             14.19          --       2012
                                                                13.26             12.84          --       2011
                                                                12.09             13.26          --       2010
                                                                 9.48             12.09          --       2009
                                                                14.73              9.48          --       2008
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $22.20            $23.64          --       2017
                                                                19.46             22.20          --       2016
                                                                20.82             19.46          --       2015
                                                                19.77             20.82          --       2014
                                                                15.68             19.77          --       2013
                                                                13.97             15.68          --       2012
                                                                14.36             13.97          --       2011
                                                                13.13             14.36          --       2010
                                                                10.60             13.13          --       2009
                                                                17.15             10.60          --       2008
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $18.67            $21.41          --       2017
                                                                17.72             18.67          --       2016
                                                                19.27             17.72          --       2015
                                                                22.06             19.27          --       2014
                                                                18.25             22.06          --       2013
                                                                15.71             18.25          --       2012
                                                                17.88             15.71          --       2011
                                                                16.78             17.88          --       2010
                                                                12.45             16.78          --       2009
                                                                21.25             12.45          --       2008
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.34            $13.21          --       2017
                                                                10.52             11.34          --       2016
                                                                11.45             10.52          --       2015
                                                                11.98             11.45          --       2014
                                                                 9.32             11.98          --       2013
                                                                 7.83              9.32          --       2012
                                                                 8.56              7.83          --       2011
                                                                 8.11              8.56          --       2010
                                                                 6.29              8.11          --       2009
                                                                11.10              6.29          --       2008
--------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.68            $13.93          --       2017
                                                                        13.63             13.68          --       2016
                                                                        13.71             13.63          --       2015
                                                                        13.30             13.71          --       2014
                                                                        13.73             13.30          --       2013
                                                                        13.26             13.73          --       2012
                                                                        12.55             13.26          --       2011
                                                                        11.69             12.55          --       2010
                                                                        10.85             11.69          --       2009
                                                                        10.89             10.85          --       2008
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $29.46            $32.95          --       2017
                                                                        26.13             29.46          --       2016
                                                                        27.31             26.13          --       2015
                                                                        24.13             27.31          --       2014
                                                                        18.56             24.13          --       2013
                                                                        15.68             18.56          --       2012
                                                                        15.62             15.68          --       2011
                                                                        12.87             15.62          --       2010
                                                                        10.00             12.87          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $29.46            $33.37          --       2017
                                                                        24.93             29.46          --       2016
                                                                        26.77             24.93          --       2015
                                                                        24.85             26.77          --       2014
                                                                        17.76             24.85          --       2013
                                                                        15.09             17.76          --       2012
                                                                        16.12             15.09          --       2011
                                                                        12.90             16.12          --       2010
                                                                        10.00             12.90          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $20.29            $24.40          --       2017
                                                                        18.61             20.29          --       2016
                                                                        18.77             18.61          --       2015
                                                                        16.76             18.77          --       2014
                                                                        12.52             16.76          --       2013
                                                                        10.82             12.52          --       2012
                                                                        11.22             10.82          --       2011
                                                                        10.05             11.22          --       2010
                                                                         7.65             10.05          --       2009
                                                                        11.93              7.65          --       2008
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.98            $20.90          --       2017
                                                                        17.74             18.98          --       2016
                                                                        18.16             17.74          --       2015
                                                                        17.06             18.16          --       2014
                                                                        14.62             17.06          --       2013
                                                                        13.41             14.62          --       2012
                                                                        13.43             13.41          --       2011
                                                                        12.46             13.43          --       2010
                                                                        10.77             12.46          --       2009
                                                                        14.10             10.77          --       2008
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.10            $12.72          --       2017
                                                                         9.71             10.10          --       2016
                                                                        10.00              9.71          --       2015
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.54            $10.97          --       2017
                                                                           9.93             10.54          --       2016
                                                                          10.31              9.93          --       2015
                                                                          10.18             10.31          --       2014
                                                                          10.00             10.18          --       2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $19.67            $24.46          --       2017
                                                                          20.50             19.67          --       2016
                                                                          20.20             20.50          --       2015
                                                                          17.85             20.20          --       2014
                                                                          14.03             17.85          --       2013
                                                                          12.54             14.03          --       2012
                                                                          12.93             12.54          --       2011
                                                                          12.05             12.93          --       2010
                                                                           8.51             12.05          --       2009
                                                                          15.93              8.51          --       2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.31            $17.55          --       2017
                                                                          13.99             15.31          --       2016
                                                                          13.80             13.99          --       2015
                                                                          12.72             13.80          --       2014
                                                                           9.84             12.72          --       2013
                                                                           8.59              9.84          --       2012
                                                                           8.76              8.59          --       2011
                                                                           7.70              8.76          --       2010
                                                                           6.12              7.70          --       2009
                                                                          10.14              6.12          --       2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $32.80            $36.73          --       2017
                                                                          28.36             32.80          --       2016
                                                                          30.72             28.36          --       2015
                                                                          27.99             30.72          --       2014
                                                                          20.25             27.99          --       2013
                                                                          17.51             20.25          --       2012
                                                                          18.24             17.51          --       2011
                                                                          15.08             18.24          --       2010
                                                                          11.21             15.08          --       2009
                                                                          18.39             11.21          --       2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $21.14            $22.15          --       2017
                                                                          19.12             21.14          --       2016
                                                                          19.78             19.12          --       2015
                                                                          19.47             19.78          --       2014
                                                                          18.73             19.47          --       2013
                                                                          16.67             18.73          --       2012
                                                                          16.41             16.67          --       2011
                                                                          14.59             16.41          --       2010
                                                                          10.58             14.59          --       2009
                                                                          14.07             10.58          --       2008
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.01            $11.97          --       2017
                                                                          12.05             12.01          --       2016
                                                                          12.22             12.05          --       2015
                                                                          12.33             12.22          --       2014
                                                                          12.56             12.33          --       2013
                                                                          12.07             12.56          --       2012
                                                                          12.14             12.07          --       2011
                                                                          11.73             12.14          --       2010
                                                                          10.53             11.73          --       2009
                                                                          10.76             10.53          --       2008
------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares              $16.97            $19.28          --       2017
                                                           16.23             16.97          --       2016
                                                           16.70             16.23          --       2015
                                                           16.13             16.70          --       2014
                                                           14.28             16.13          --       2013
                                                           12.91             14.28          --       2012
                                                           13.51             12.91          --       2011
                                                           12.54             13.51          --       2010
                                                           10.56             12.54          --       2009
                                                           15.19             10.56          --       2008
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares              $12.73            $14.42          --       2017
                                                           12.20             12.73          --       2016
                                                           12.58             12.20          --       2015
                                                           12.18             12.58          --       2014
                                                           10.81             12.18          --       2013
                                                            9.80             10.81          --       2012
                                                           10.29              9.80          --       2011
                                                            9.57             10.29          --       2010
                                                            8.07              9.57          --       2009
                                                           11.63              8.07          --       2008
---------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-5

Calculation of Performance Data.................................................................................   B-6
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-6
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-8

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-9
   Using the Contracts as Collateral............................................................................   B-9
   The Beneficiary..............................................................................................   B-9
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................  B-10

Experts.........................................................................................................  B-10

Financial Statements............................................................................................  B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2018, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2018.

TABLE OF CONTENTS


The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-5

Calculation of Performance Data.................................................................................   B-6
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-6
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-8

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-9
   Using the Contracts as Collateral............................................................................   B-9
   The Beneficiary..............................................................................................   B-9
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................  B-10

Experts.........................................................................................................  B-10

Financial Statements............................................................................................  B-10

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").


On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In that filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. On April 24, 2018, Genworth and China Oceanwide reported that they withdrew and re-filed their joint voluntary notice with CFIUS to provide CFIUS additional time to review and discuss the proposed transaction. In connection with this re-filing, CFIUS has agreed to proceed directly to the 45-day investigation period following a one-day review period.

Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

On March 27, 2018, Genworth, the Parent and Merger Sub entered into another waiver and agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.

  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus

Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants older than age 70 when the contract is issued)


            Current Yield:    -0.87% as of December 31, 2017
            Effective Yield:  -0.87% as of December 31, 2017


Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants 70 and younger when the contract is issued)


            Current Yield:    -0.67% as of December 31, 2017
            Effective Yield:  -0.66% as of December 31, 2017


Dreyfus Variable Investment Fund -- Government Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


            Current Yield:    -1.09% as of December 31, 2017
            Effective Yield:  -1.08% as of December 31, 2017


Dreyfus Variable Investment Fund -- Government Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


            Current Yield:    -0.88% as of December 31, 2017
            Effective Yield:  -0.88% as of December 31, 2017


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2017 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2017

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2017

                                                                            Page
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financial Statements..............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statement of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2017, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2017, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2018

                                   Appendix

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares /(1)/ BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares /(1)/ Deutsche Variable Series I
   Deutsche Capital Growth VIP -- Class B Shares
Deutsche Variable Series II
   Deutsche CROCI(R) U.S. VIP -- Class B Shares /(1)/
   Deutsche Small Mid Cap Value VIP -- Class B Shares
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio /(1)/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares /(1)/
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Tail Risk Fund II -- Primary Shares
   Federated Managed Volatility Fund II

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares /(1)/ Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares /(1)/
   Janus Henderson Balanced Portfolio -- Service Shares /(1)/
   Janus Henderson Enterprise Portfolio -- Institutional Shares /(1)/ Janus Henderson Enterprise Portfolio -- Service Shares /(1)/
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares /(1)/ Janus Henderson Forty Portfolio -- Institutional Shares /(1)/
   Janus Henderson Forty Portfolio -- Service Shares /(1)/
   Janus Henderson Global Research Portfolio -- Institutional Shares /(1)/ Janus Henderson Global Research Portfolio -- Service Shares /(1)/
   Janus Henderson Global Technology Portfolio -- Service Shares /(1)/ Janus Henderson Overseas Portfolio -- Institutional Shares /(1)/
   Janus Henderson Overseas Portfolio -- Service Shares /(1)/
   Janus Henderson Research Portfolio -- Institutional Shares /(1)/
   Janus Henderson Research Portfolio -- Service Shares /(1)/

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares /(1)/
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares /(1)/
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Real Estate Securities V.I.S. Fund -- Class 1 Shares /(1)/
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares /(1)/
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 3 Shares /(1)/
   U.S. Equity V.I.S. Fund -- Class 1 Shares /(1)/
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 29, 2016 (inception) to December 31, 2016.

Columbia Funds Variable Series Trust II
   Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to May 19, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to May 19, 2017 (closure) and the year ended December 31, 2016.

JPMorgan Insurance Trust
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to April 28, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to April 28, 2017 (closure) and the year ended December 31, 2016.

State Street Variable Insurance Series Funds, Inc.
   Core Value Equity V.I.S. Fund -- Class 1 Shares /(1)/

/(1)/See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2017


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                                          Strategy      Growth       Income        Value
                                          Consolidated  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                             Total        Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $5,580,247,779  $15,314,078   $5,052,101  $44,852,970   $37,414,098
Dividend receivable                             868,122           --           --           --            --
Receivable for units sold                        85,644           --           --           --            --
Total assets                              5,581,201,545   15,314,078    5,052,101   44,852,970    37,414,098

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       255,474          752          221        1,904         1,746
Payable for units withdrawn                   2,524,606        4,086          508        3,867        11,743
Total liabilities                             2,780,080        4,838          729        5,771        13,489

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       4,978,788,857   13,925,903    5,044,968   44,607,018    35,789,351
Variable annuity contract owners in the
annuitization period                        599,632,608    1,383,337        6,404      240,181     1,611,258
Net assets                               $5,578,421,465  $15,309,240   $5,051,372  $44,847,199   $37,400,609

Investments in securities at cost        $4,848,266,317  $14,503,720   $3,743,737  $31,607,154   $31,566,253
Shares outstanding                                         1,305,548      172,721    1,364,141     2,316,662





                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco          Invesco
                                               V.I.            V.I.             V.I.            V.I.           Invesco
                                              Global        Government     International       Managed          V.I.
                                           Real Estate      Securities         Growth        Volatility      Technology
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series I shares
--------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $238,583          $5,586      $51,660,000             $--             $--
Dividend receivable                                    --              --               --              --              --
Receivable for units sold                              --              --               --              --              --
Total assets                                      238,583           5,586       51,660,000              --              --

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              12              --            2,383              --              --
Payable for units withdrawn                             8               1           10,764              --              --
Total liabilities                                      20               1           13,147              --              --

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               158,883           5,585       49,541,941              --              --
Variable annuity contract owners in the
annuitization period                               79,680              --        2,104,912              --              --
Net assets                                       $238,563          $5,585      $51,646,853             $--             $--

Investments in securities at cost                $223,596          $5,799      $42,747,876             $--             $--
Shares outstanding                                 14,151             490        1,313,501              --              --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $22,322,164     $6,564,952       $22,479,960       $5,477,088      $29,347,602     $94,293,944      $21,686,896
          --             --                --               --               --              --               --
          --             --                --               --               --              --               --
  22,322,164      6,564,952        22,479,960        5,477,088       29,347,602      94,293,944       21,686,896

         937            283               937              232            1,263           4,472            1,125
       1,355            500               855              168            5,645          38,611            1,332
       2,292            783             1,792              400            6,908          43,083            2,457

  22,296,027      6,534,615        22,473,252        5,460,807       29,305,563      88,962,342       20,969,473
      23,845         29,554             4,916           15,881           35,131       5,288,519          714,966
 $22,319,872     $6,564,169       $22,478,168       $5,476,688      $29,340,694     $94,250,861      $21,684,439

 $17,503,224     $6,618,411       $20,313,305       $2,994,135      $21,306,964     $90,092,236      $18,661,243
     415,683        410,310           356,995           90,084        1,428,802       2,567,918        1,144,427

  AIM Variable
 Insurance Funds       American
(Invesco Variable       Century                                                     BlackRock
Insurance Funds)       Variable                                                  Variable Series
   (continued)    Portfolios II, Inc. American Century Variable Portfolios, Inc.   Funds, Inc.
-------------------------------------------------------------------------------------------------
     Invesco                                                                        BlackRock
      V.I.                VP             VP                                         Advantage
      Value            Inflation      Income &        VP          VP       VP       U.S. Total
  Opportunities       Protection       Growth    International Ultra(R)   Value       Market
     Fund --            Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --
Series II shares       Class II       Class I       Class I    Class I   Class I Class III Shares
-------------------------------------------------------------------------------------------------

       $5,483,178         $37,624,751 $589,385        $621,344  $44,382  $68,957       $4,576,642
               --                  --       --              --       --       --               --
               --                  --       --              --       --       --               --
        5,483,178          37,624,751  589,385         621,344   44,382   68,957        4,576,642

              238               1,790       31              30       (7)       2              197
              654               7,464       28              22       --       --            7,705
              892               9,254       59              52       (7)       2            7,902

        5,467,896          35,360,072  392,920         463,927   44,389   68,955        4,563,027
           14,390           2,255,425  196,406         157,365       --       --            5,713
       $5,482,286         $37,615,497 $589,326        $621,292  $44,389  $68,955       $4,568,740

       $5,320,163         $38,638,363 $481,404        $475,599  $27,662  $42,559       $4,447,442
          725,288           3,685,088   55,031          51,013    2,295    6,151          244,218

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                                                                              Columbia Funds Variable
                                         BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         -------------------------------------------------- ----------------------------
                                                                              BlackRock        Columbia
                                            BlackRock        BlackRock        Large Cap        Variable      Variable
                                              Basic            Global           Focus        Portfolio --  Portfolio --
                                              Value          Allocation         Growth          Select     Loomis Sayles
                                               V.I.             V.I.             V.I.       International     Growth
                                             Fund --          Fund --          Fund --      Equity Fund --    Fund --
                                         Class III Shares Class III Shares Class III Shares    Class 2        Class 1
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $35,757,403     $274,548,196       $4,129,825    $16,659,259   $63,503,818
Dividend receivable                                    --               --               --             --            --
Receivable for units sold                              --               --               --             --            --
Total assets                                   35,757,403      274,548,196        4,129,825     16,659,259    63,503,818

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           1,672           13,840              189            703         2,939
Payable for units withdrawn                        11,507           28,656               --          1,267         2,271
Total liabilities                                  13,179           42,496              189          1,970         5,210

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            34,174,331      253,642,105        4,129,636     16,605,814    60,887,036
Variable annuity contract owners in the
annuitization period                            1,569,893       20,863,595               --         51,475     2,611,572
Net assets                                    $35,744,224     $274,505,700       $4,129,636    $16,657,289   $63,498,608

Investments in securities at cost             $32,869,520     $255,741,226       $3,937,711    $13,915,152   $50,292,142
Shares outstanding                              2,309,910       18,500,552          287,592      1,066,534     2,174,788

                                                               Federated Insurance Series
                                         ----------------------------------------------------------------------
                                           Federated      Federated
                                              High           High                       Federated
                                             Income         Income       Federated       Managed     Federated
                                              Bond           Bond         Kaufmann      Tail Risk     Managed
                                           Fund II --     Fund II --     Fund II --     Fund II --   Volatility
                                         Primary Shares Service Shares Service Shares Primary Shares  Fund II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $11,432,831    $13,105,841    $18,983,377     $5,072,360 $5,725,545
Dividend receivable                                  --             --             --             --         --
Receivable for units sold                           649             17             --             --         --
Total assets                                 11,433,480     13,105,858     18,983,377      5,072,360  5,725,545

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           457            554            812            203        227
Payable for units withdrawn                          --             --         10,601         14,612      8,351
Total liabilities                                   457            554         11,413         14,815      8,578

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          11,403,418     13,080,401     18,920,744      5,012,820  5,661,296
Variable annuity contract owners in the
annuitization period                             29,605         24,903         51,220         44,725     55,671
Net assets                                  $11,433,023    $13,105,304    $18,971,964     $5,057,545 $5,716,967

Investments in securities at cost           $11,235,179    $12,783,111    $15,293,976     $5,585,682 $5,049,134
Shares outstanding                            1,676,368      1,933,015      1,039,615        966,164    530,143

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

   Deutsche
   Variable                                                                              Eaton Vance
   Series I     Deutsche Variable Series II                   Dreyfus                   Variable Trust
------------------------------------------------------------------------------------------------------
                                                Dreyfus       Dreyfus     The Dreyfus
                                 Deutsche      Investment     Variable    Sustainable
   Deutsche                       Small        Portfolios    Investment       U.S.
   Capital        Deutsche       Mid Cap         MidCap       Fund --        Equity           VT
    Growth        CROCI(R)        Value          Stock       Government    Portfolio,   Floating-Rate
    VIP --      U.S. VIP --       VIP --      Portfolio --  Money Market    Inc. --         Income
Class B Shares Class B Shares Class B Shares Initial Shares  Portfolio   Initial Shares      Fund
------------------------------------------------------------------------------------------------------

       $10,068        $49,933        $11,998       $111,996   $1,045,147     $6,375,646    $46,898,717
            --             --             --             --          422             --        135,408
            --             --             --             --           --             --             --
        10,068         49,933         11,998        111,996    1,045,569      6,375,646     47,034,125

            --              3              1              4           48            269          2,073
             1             --              1             --       58,874             --          3,590
             1              3              2              4       58,922            269          5,663

        10,067         49,930         11,996        111,992      986,647      6,375,377     45,800,500
            --             --             --             --           --             --      1,227,962
       $10,067        $49,930        $11,996       $111,992     $986,647     $6,375,377    $47,028,462

        $7,425        $39,626         $9,222        $82,043   $1,045,147     $5,117,485    $46,608,389
           327          2,995            672          4,964    1,045,147        158,322      5,059,193

                              Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------
                                                                                  VIP
     VIP            VIP                                                         Dynamic
    Asset          Asset            VIP            VIP            VIP           Capital          VIP
 Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class
---------------------------------------------------------------------------------------------------------

  $44,420,632      $6,060,899     $68,646,893  $106,252,503    $149,153,206      $2,466,152   $83,709,059
           --              --              --            --              --              --            --
           --              --              --            --           3,413              --            --
   44,420,632       6,060,899      68,646,893   106,252,503     149,156,619       2,466,152    83,709,059

        1,494             309           3,510         4,193           6,575             104         3,172
       99,866             501           1,842       102,361              --             170       119,930
      101,360             810           5,352       106,554           6,575             274       123,102

   43,798,077       5,993,888      64,957,925   105,967,990     146,134,791       2,461,241    83,144,105
      521,195          66,201       3,683,616       177,959       3,015,253           4,637       441,852
  $44,319,272      $6,060,089     $68,641,541  $106,145,949    $149,150,044      $2,465,878   $83,585,957

  $43,293,782      $5,865,080     $58,701,959   $76,186,248    $116,574,323      $1,898,324   $74,590,448
    2,916,653         407,867       3,745,057     2,800,540       4,025,728         175,527     3,503,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                  Fidelity(R) Variable Insurance Products Fund (continued)
                                         ---------------------------------------------------------------------------
                                                              VIP            VIP            VIP            VIP
                                               VIP         Growth &       Growth &        Growth         Growth
                                          Equity-Income     Income         Income      Opportunities  Opportunities
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
--------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $77,539,402   $21,217,061     $18,987,640   $10,238,108      $3,877,782
Dividend receivable                                   --            --              --            --              --
Receivable for units sold                             --            --              --            --              --
Total assets                                  77,539,402    21,217,061      18,987,640    10,238,108       3,877,782

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          3,474           834             823           408             108
Payable for units withdrawn                       17,709            62           1,282           421           1,100
Total liabilities                                 21,183           896           2,105           829           1,208

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           75,920,728    21,176,167      18,974,359    10,228,225       3,876,574
Variable annuity contract owners in the
annuitization period                           1,597,491        39,998          11,176         9,054              --
Net assets                                   $77,518,219   $21,216,165     $18,985,535   $10,237,279      $3,876,574

Investments in securities at cost            $69,541,730   $14,252,880     $14,326,887    $6,765,980      $3,249,728
Shares outstanding                             3,325,017       934,261         854,529       283,761         108,957

                                                    Franklin Templeton Variable Insurance Products Trust
                                         --------------------------------------------------------------------------
                                            Franklin
                                            Founding                      Franklin       Franklin
                                             Funds         Franklin      Large Cap        Mutual       Templeton
                                           Allocation       Income         Growth         Shares        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $70,045,106   $298,944,303       $176,099    $15,620,276     $7,395,739
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --             --             --             --
Total assets                                 70,045,106    298,944,303        176,099     15,620,276      7,395,739

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,644         16,216              7            661            297
Payable for units withdrawn                      20,278         32,413             --          1,430         42,847
Total liabilities                                23,922         48,629              7          2,091         43,144

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          60,336,246    274,761,221        176,092     15,549,832      7,352,595
Variable annuity contract owners in the
annuitization period                          9,684,938     24,134,453             --         68,353             --
Net assets                                  $70,021,184   $298,895,674       $176,092    $15,618,185     $7,352,595

Investments in securities at cost           $69,299,315   $279,246,723       $145,660    $13,160,699     $6,845,527
Shares outstanding                            9,478,363     18,487,588          8,599        767,204        468,085

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                        Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                    VIP                                                         VIP
     VIP            VIP         Investment         VIP            VIP            VIP           Value
   Growth         Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------

  $62,576,773     $21,411,567    $121,547,186       $13,290    $129,583,258   $17,839,932      $2,609,239
           --              --              --            --              --            --              --
           --              --           3,915            --              --            --              --
   62,576,773      21,411,567     121,551,101        13,290     129,583,258    17,839,932       2,609,239

        2,326             912           5,790            --           5,735           662             109
       78,744           1,214              --             1           9,146       224,776               1
       81,070           2,126           5,790             1          14,881       225,438             110

   62,150,166      21,365,326     114,253,092        13,289     126,729,793    17,529,555       2,589,831
      345,537          44,115       7,292,219            --       2,838,584        84,939          19,298
  $62,495,703     $21,409,441    $121,545,311       $13,289    $129,568,377   $17,614,494      $2,609,129

  $35,458,749     $14,914,551    $123,381,414       $10,586    $106,671,036   $13,745,160      $2,329,623
      845,061         293,873       9,731,560           341       3,429,036       780,058         181,449

Franklin Templeton Variable Insurance Products Trust                                               JPMorgan
                (continued)                            Goldman Sachs Variable Insurance Trust   Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                                        Goldman        Goldman       Goldman       JPMorgan
                    Templeton         Templeton          Sachs          Sachs       Sachs Mid      Insurance
  Templeton           Global            Growth         Government     Large Cap     Cap Value        Trust
   Foreign           Bond VIP            VIP          Money Market  Value Fund --    Fund --       Core Bond
 VIP Fund --         Fund --           Fund --          Fund --     Institutional Institutional  Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares    Shares        Shares         Class 1
---------------------------------------------------------------------------------------------------------------

      $681,879        $5,797,359       $11,559,640     $125,433,284    $7,079,952   $39,939,598      $3,406,371
            --                --                --           89,256            --            --              --
            --                --                --               --            31            --             173
       681,879         5,797,359        11,559,640      125,522,540     7,079,983    39,939,598       3,406,544

            33               213               495            5,401           283         1,631             171
            52                54             1,603          568,529            --         3,705              --
            85               267             2,098          573,930           283         5,336             171

       521,811         5,729,513        11,461,953      124,496,809     7,042,278    39,791,829       2,339,321
       159,983            67,579            95,589          451,801        37,422       142,433       1,067,052
      $681,794        $5,797,092       $11,557,542     $124,948,610    $7,079,700   $39,934,262      $3,406,373

      $626,527        $6,046,762        $9,474,653     $125,433,284    $8,169,654   $35,706,134      $3,459,735
        44,077           337,841           723,835      125,433,284       781,452     2,360,496         311,369

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                   Janus Aspen
                                                   JPMorgan Insurance Trust (continued)              Series
                                         -------------------------------------------------------- -------------
                                            JPMorgan       JPMorgan       JPMorgan     JPMorgan       Janus
                                           Insurance    Insurance Trust  Insurance    Insurance     Henderson
                                         Trust Intrepid     Mid Cap     Trust Small     Trust       Balanced
                                            Mid Cap          Value        Cap Core   U.S. Equity  Portfolio --
                                          Portfolio --   Portfolio --   Portfolio -- Portfolio -- Institutional
                                            Class 1         Class 1       Class 1      Class 1       Shares
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $--        $294,985     $208,080   $1,128,747   $72,905,662
Dividend receivable                                  --              --           --           --            --
Receivable for units sold                            --               2           12           --            --
Total assets                                         --         294,987      208,092    1,128,747    72,905,662

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                            --              15           11           58         2,856
Payable for units withdrawn                          --              --           --           71        64,083
Total liabilities                                    --              15           11          129        66,939

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  --         216,290      129,837      735,002    72,518,331
Variable annuity contract owners in the
annuitization period                                 --          78,682       78,244      393,616       320,392
Net assets                                          $--        $294,972     $208,081   $1,128,618   $72,838,723

Investments in securities at cost                   $--        $253,543     $158,345     $755,511   $55,430,869
Shares outstanding                                   --          24,935        8,115       34,806     2,067,073

                                                              Janus Aspen Series (continued)
                                         ------------------------------------------------------------------------
                                             Janus          Janus          Janus                        Janus
                                           Henderson      Henderson      Henderson       Janus        Henderson
                                             Global         Global       Overseas      Henderson      Research
                                            Research      Technology   Portfolio --     Overseas    Portfolio --
                                          Portfolio --   Portfolio --  Institutional  Portfolio --  Institutional
                                         Service Shares Service Shares    Shares     Service Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $3,698,464     $8,400,758   $23,694,682     $2,611,318   $43,887,513
Dividend receivable                                  --             --            --             --            --
Receivable for units sold                            --             --            --             --            --
Total assets                                  3,698,464      8,400,758    23,694,682      2,611,318    43,887,513

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           158            341           944            110         1,709
Payable for units withdrawn                          15          1,828        41,793             24        22,601
Total liabilities                                   173          2,169        42,737            134        24,310

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           3,684,924      8,337,357    23,556,624      2,611,184    43,688,988
Variable annuity contract owners in the
annuitization period                             13,367         61,232        95,321             --       174,215
Net assets                                   $3,698,291     $8,398,589   $23,651,945     $2,611,184   $43,863,203

Investments in securities at cost            $2,215,947     $5,285,610   $27,780,629     $2,566,871   $30,189,437
Shares outstanding                               73,719        726,709       740,922         84,949     1,202,068

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                   Janus                        Janus                                                Janus
    Janus        Henderson       Janus        Henderson         Janus              Janus           Henderson
  Henderson     Enterprise     Henderson    Flexible Bond     Henderson          Henderson      Global Research
   Balanced    Portfolio --    Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --
 Portfolio --  Institutional  Portfolio --  Institutional   Institutional         Service        Institutional
Service Shares    Shares     Service Shares    Shares           Shares             Shares           Shares
---------------------------------------------------------------------------------------------------------------

  $107,703,044   $48,718,041     $5,538,498   $11,661,742        $35,599,845        $12,868,655     $44,035,800
            --            --             --            --                 --                 --              --
            --            --             --            --                 --                 38              --
   107,703,044    48,718,041      5,538,498    11,661,742         35,599,845         12,868,693      44,035,800

         5,281         1,916            234           461              1,443                546           1,685
        25,743       165,975             73         8,152             16,376                 --          47,503
        31,024       167,891            307         8,613             17,819                546          49,188

   102,609,035    48,305,587      5,538,191    11,599,214         35,309,829         12,801,887      43,762,358
     5,062,985       244,563             --        53,915            272,197             66,260         224,254
  $107,672,020   $48,550,150     $5,538,191   $11,653,129        $35,582,026        $12,868,147     $43,986,612

   $84,653,101   $28,890,701     $3,508,635   $12,118,244        $29,703,669        $11,607,268     $26,557,645
     2,903,830       689,569         83,073       997,583            895,368            340,081         860,074

 Janus Aspen
    Series
 (continued)        Legg Mason Partners Variable Equity Trust      MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------
               ClearBridge  ClearBridge  ClearBridge  ClearBridge
    Janus        Variable     Variable     Variable     Variable       MFS(R)         MFS(R) New
  Henderson     Aggressive    Dividend     Dividend    Large Cap      Investors       Discovery
   Research       Growth      Strategy     Strategy      Value     Trust Series --    Series --
 Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --     Service         Service
Service Shares   Class II     Class I      Class II     Class I     Class Shares     Class Shares
--------------------------------------------------------------------------------------------------

    $3,614,059   $6,235,961   $4,990,949   $9,961,561  $17,020,270      $5,957,014    $14,589,312
            --           --           --           --           --              --             --
            --           --           --           --           --              --             --
     3,614,059    6,235,961    4,990,949    9,961,561   17,020,270       5,957,014     14,589,312

           155          270          200          489          722             254            623
            21          156           --           --       29,432              21          3,230
           176          426          200          489       30,154             275          3,853

     3,611,671    6,235,535    4,986,161    9,679,948   16,983,383       5,947,315     14,577,124
         2,212           --        4,588      281,124        6,733           9,424          8,335
    $3,613,883   $6,235,535   $4,990,749   $9,961,072  $16,990,116      $5,956,739    $14,585,459

    $2,461,437   $5,869,779   $3,405,399   $7,413,896  $14,371,589      $4,246,034    $12,238,668
       101,291      232,859      250,048      497,580      794,226         200,640        785,639

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                     Oppenheimer
                                         MFS(R) Variable Insurance Trust MFS(R) Variable Insurance    Variable
                                                (continued)                       Trust II          Account Funds
                                         ------------------------------- -------------------------- -------------
                                                                            MFS(R)
                                                                         Massachusetts    MFS(R)     Oppenheimer
                                            MFS(R)          MFS(R)         Investors    Strategic      Capital
                                         Total Return     Utilities      Growth Stock     Income    Appreciation
                                          Series --       Series --      Portfolio --  Portfolio --  Fund/VA --
                                           Service         Service          Service      Service     Non-Service
                                         Class Shares    Class Shares    Class Shares  Class Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)       $46,835,898     $15,294,208       $8,292,209      $28,761   $28,783,383
Dividend receivable                                --              --               --           --            --
Receivable for units sold                          --              --               --           --            --
Total assets                               46,835,898      15,294,208        8,292,209       28,761    28,783,383

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       2,434             646              360            1         1,110
Payable for units withdrawn                     5,324             414              145           --         2,136
Total liabilities                               7,758           1,060              505            1         3,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                        44,664,053      15,273,018        8,074,179       28,760    28,682,417
Variable annuity contract owners in the
annuitization period                        2,164,087          20,130          217,525           --        97,720
Net assets                                $46,828,140     $15,293,148       $8,291,704      $28,760   $28,780,137

Investments in securities at cost         $39,930,272     $13,919,903       $7,735,536      $28,624   $22,442,269
Shares outstanding                          1,928,991         527,750          451,154        2,950       516,757

                                         Oppenheimer Variable Account Funds (continued) PIMCO Variable Insurance Trust
                                         ---------------------------------------------- ------------------------------
                                                                          Oppenheimer                     Foreign
                                                           Oppenheimer    Total Return                 Bond Portfolio
                                          Oppenheimer      Main Street        Bond       All Asset      (U.S. Dollar
                                          Main Street       Small Cap      Fund/VA --   Portfolio --     Hedged) --
                                           Fund/VA --     Fund(R)/VA --   Non-Service     Advisor      Administrative
                                         Service Shares   Service Shares     Shares     Class Shares    Class Shares
----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $109,419,592      $44,263,417    $9,655,777    $7,232,087       $2,311,539
Dividend receivable                                  --               --            --            --            1,615
Receivable for units sold                         1,154               --         4,819            --              223
Total assets                                109,420,746       44,263,417     9,660,596     7,232,087        2,313,377

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         5,136            2,043           377           310               99
Payable for units withdrawn                          --              366            --           181               --
Total liabilities                                 5,136            2,409           377           491               99

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         103,776,254       42,636,761     9,566,795     7,231,596        2,291,622
Variable annuity contract owners in the
annuitization period                          5,639,356        1,624,247        93,424            --           21,656
Net assets                                 $109,415,610      $44,261,008    $9,660,219    $7,231,596       $2,313,278

Investments in securities at cost           $83,692,436      $35,905,946   $10,380,072    $7,122,079       $2,235,652
Shares outstanding                            3,429,006        1,741,283     1,233,177       659,260          214,230

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Oppenheimer Variable Account Funds (continued)
-------------------------------------------------------------------------------------------------------
               Oppenheimer                  Oppenheimer                                  Oppenheimer
 Oppenheimer   Conservative  Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic
   Capital       Balanced    Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income
 Appreciation   Fund/VA --     Balanced     Fund/VA --     Cap Growth       Global        Fund/VA--
  Fund/VA --   Non-Service    Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service
Service Shares    Shares    Service Shares    Shares     Service Shares Service Shares      Shares
-------------------------------------------------------------------------------------------------------

    $4,646,009  $10,842,213    $20,730,270   $24,387,570     $8,383,558    $85,413,000       $3,419,832
            --           --             --            --             --             --               --
            --           --         32,864            --             --             --               --
     4,646,009   10,842,213     20,763,134    24,387,570      8,383,558     85,413,000        3,419,832

           194          406          1,082           909            360          3,826              131
           476       59,070             --           111             40         25,985            9,384
           670       59,476          1,082         1,020            400         29,811            9,515

     4,645,339   10,657,678     19,339,248    24,176,930      8,383,158     83,251,842        3,354,842
            --      125,059      1,422,804       209,620             --      2,131,347           55,475
    $4,645,339  $10,782,737    $20,762,052   $24,386,550     $8,383,158    $85,383,189       $3,410,317

    $3,849,205   $9,716,607    $17,842,378   $16,476,144     $7,319,399    $61,278,363       $3,585,824
        84,642      681,044      1,319,559       289,604        104,965      1,821,950          666,634

                                                            Rydex Variable State Street Variable Insurance Series
        PIMCO Variable Insurance Trust (continued)              Trust               Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
                 Long-Term
                    U.S.           Low           Total
  High Yield     Government      Duration        Return                      Core Value
 Portfolio --   Portfolio --   Portfolio --   Portfolio --                     Equity              Income
Administrative Administrative Administrative Administrative   NASDAQ --    V.I.S. Fund --      V.I.S. Fund --
 Class Shares   Class Shares   Class Shares   Class Shares   100(R) Fund   Class 1 Shares      Class 1 Shares
-----------------------------------------------------------------------------------------------------------------

   $43,687,816    $34,608,846    $43,400,718   $218,730,663     $5,428,342            $--         $18,445,568
       181,058         67,641         42,323        350,399             --             --                  --
            --             --          4,820             --             --             --                  --
    43,868,874     34,676,487     43,447,861    219,081,062      5,428,342             --          18,445,568

         1,972          1,562          2,026          9,919            227             --                 758
        33,789         23,448             --          8,071          1,205             --                  26
        35,761         25,010          2,026         17,990          1,432             --                 784

    42,636,621     33,578,527     42,272,238    211,641,956      5,426,910             --          18,399,104
     1,196,492      1,072,950      1,173,597      7,421,116             --             --              45,680
   $43,833,113    $34,651,477    $43,445,835   $219,063,072     $5,426,910            $--         $18,444,784

   $42,717,599    $35,476,332    $43,930,791   $220,881,802     $4,338,087            $--         $18,615,790
     5,551,184      2,825,212      4,238,351     19,993,662        140,267             --           1,605,358

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                               State Street Variable Insurance Series Funds, Inc. (continued)
                                         --------------------------------------------------------------------------
                                            Premier
                                             Growth      Real Estate     S&P 500(R)     Small-Cap        Total
                                             Equity       Securities       Index          Equity         Return
                                             V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
                                            Fund --        Fund --        Fund --        Fund --        Fund --
                                         Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $30,382,609    $49,372,514   $158,942,041    $34,986,614   $841,621,920
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --         33,514             --             --             --
Total assets                                 30,382,609     49,406,028    158,942,041     34,986,614    841,621,920

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,276          2,126          6,520          1,487         37,850
Payable for units withdrawn                       7,365             --         98,990          3,086         73,698
Total liabilities                                 8,641          2,126        105,510          4,573        111,548

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          30,191,087     48,353,709    158,344,115     34,906,292    444,177,496
Variable annuity contract owners in the
annuitization period                            182,881      1,050,193        492,416         75,749    397,332,876
Net assets                                  $30,373,968    $49,403,902   $158,836,531    $34,982,041   $841,510,372

Investments in securities at cost           $25,764,688    $52,726,905   $100,117,742    $32,413,511   $754,518,245
Shares outstanding                              306,184      4,007,509      3,604,945      2,375,194     42,207,719

                                           The Prudential Series Fund     Wells Fargo
                                                   (continued)           Variable Trust
                                         ------------------------------- --------------
                                                          SP Prudential   Wells Fargo
                                               SP             U.S.             VT
                                          International     Emerging         Omega
                                             Growth          Growth          Growth
                                          Portfolio --    Portfolio --      Fund --
                                         Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $891         $17,576     $8,040,501
Dividend receivable                                   --              --             --
Receivable for units sold                             --              --             --
Total assets                                         891          17,576      8,040,501

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             --               1            338
Payable for units withdrawn                           --              --          9,908
Total liabilities                                     --               1         10,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  891          17,575      8,030,255
Variable annuity contract owners in the
annuitization period                                  --              --             --
Net assets                                          $891         $17,575     $8,030,255

Investments in securities at cost                   $803          $8,055     $7,227,708
Shares outstanding                                   114           1,260        288,087

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

State Street Variable Insurance Series
   Funds, Inc. (continued)                   The Alger Portfolios                  The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------
    Total                U.S.               Alger            Alger          Jennison
    Return              Equity            Large Cap        Small Cap          20/20                          Natural
    V.I.S.              V.I.S.              Growth           Growth           Focus         Jennison        Resources
   Fund --             Fund --           Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares Class I-2 Shares Class II Shares Class II Shares Class II Shares
------------------------------------------------------------------------------------------------------------------------

  $615,804,544         $23,913,794          $28,031,078      $20,024,933      $6,143,485      $5,576,047     $34,452,187
            --                  --                   --               --              --              --              --
            --                  --                   --               --              --              --              --
   615,804,544          23,913,794           28,031,078       20,024,933       6,143,485       5,576,047      34,452,187

        32,336               1,005                1,127              801             263             237           1,606
       110,365               4,525                   94              551             527              42          53,103
       142,701               5,530                1,221            1,352             790             279          54,709

   546,522,425          23,435,981           27,889,838       19,887,726       6,142,695       5,566,793      32,780,710
    69,139,418             472,283              140,019          135,855              --           8,975       1,616,768
  $615,661,843         $23,908,264          $28,029,857      $20,023,581      $6,142,695      $5,575,768     $34,397,478

  $540,165,118         $20,603,165          $22,043,987      $19,985,153      $3,305,982      $3,843,849     $34,131,293
    30,976,084             541,036              455,050          829,190         205,605          93,904       1,322,033

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                                       --------------------------------------------------------
                                                            AB            AB
                                                         Balanced       Global          AB            AB
                                                          Wealth       Thematic     Growth and   International
                                                         Strategy       Growth        Income         Value
                                         Consolidated  Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                            Total        Class B       Class B       Class B        Class B
                                         ------------  ------------  ------------  ------------  -------------
                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,  December 31,
                                             2017          2017          2017          2017          2017
---------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends              $89,722,522      $276,856       $12,314      $543,319       $703,433
Mortality and expense risk and
administrative charges (note 4a)           93,659,206       277,175        64,010       668,420        828,578
Net investment income (expense)            (3,936,684)         (319)      (51,696)     (125,101)      (125,145)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                  134,856,786       (30,854)      203,077     2,953,505      3,622,193
Change in unrealized appreciation
(depreciation)                            435,023,403     1,876,473       952,642       153,131      7,032,431
Capital gain distributions                147,665,651       126,002            --     3,763,756             --
Net realized and unrealized gain (loss)
on investments                            717,545,840     1,971,621     1,155,719     6,870,392     10,654,624

Increase (decrease) in net assets from
operations                               $713,609,156    $1,971,302    $1,104,023    $6,745,291    $10,529,479





                                             AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------------
                                             Invesco          Invesco          Invesco           Invesco
                                               V.I.            V.I.              V.I.             V.I.           Invesco
                                              Global        Government      International        Managed          V.I.
                                           Real Estate      Securities          Growth         Volatility      Technology
                                             Fund --          Fund --          Fund --           Fund --         Fund --
                                         Series II shares Series I shares  Series II shares  Series I shares Series I shares
                                         ---------------- ---------------  ----------------  --------------- ---------------
                                            Year Ended      Year Ended        Year Ended       Year Ended      Year Ended
                                           December 31,    December 31,      December 31,     December 31,    December 31,
                                               2017            2017              2017             2017            2017
----------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $7,365            $115          $631,687              $--             $--
Mortality and expense risk and
administrative charges (note 4a)                    4,548              40           792,910               --              --
Net investment income (expense)                     2,817              75          (161,223)              --              --

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            3,766              (1)        1,460,137               --              --
Change in unrealized appreciation
(depreciation)                                     14,822             (13)        7,456,114               --              --
Capital gain distributions                          4,013              --                --               --              --
Net realized and unrealized gain (loss)
on investments                                     22,601             (14)        8,916,251               --              --

Increase (decrease) in net assets from
operations                                        $25,418             $61        $8,755,028              $--             $--

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2017          2017           2017              2017              2017             2017              2017
-------------------------------------------------------------------------------------------------------------------

         $--           $--          $15,654               $--          $553,441         $979,265          $314,022

     315,695        92,323          188,065            79,258           746,421        1,617,269           402,123
    (315,695)      (92,323)        (172,411)          (79,258)         (192,980)        (638,004)          (88,101)

     789,156      (305,147)         443,287           279,258         6,555,646          731,816           415,575
   3,682,992     2,036,054          418,223           511,408        (3,671,387)       5,144,656         1,077,645
   1,192,055            --        1,526,786           413,919         1,212,461        4,905,132           392,210
   5,664,203     1,730,907        2,388,296         1,204,585         4,096,720       10,781,604         1,885,430

  $5,348,508    $1,638,584       $2,215,885        $1,125,327        $3,903,740      $10,143,600        $1,797,329

  AIM Variable
 Insurance Funds        American
(Invesco Variable        Century                                                                  BlackRock
Insurance Funds)        Variable                                                               Variable Series
   (continued)     Portfolios II, Inc.        American Century Variable Portfolios, Inc.         Funds, Inc.
----------------------------------------------------------------------------------------------------------------
     Invesco                                                                                      BlackRock
      V.I.                 VP                VP                                                   Advantage
      Value             Inflation         Income &        VP             VP            VP         U.S. Total
  Opportunities        Protection          Growth    International    Ultra(R)       Value          Market
     Fund --             Fund --          Fund --       Fund --       Fund --       Fund --      V.I. Fund --
Series II shares        Class II          Class I       Class I       Class I       Class I    Class III Shares
----------------------------------------------------------------------------------------------------------------
   Year Ended          Year Ended        Year Ended   Year Ended     Year Ended    Year Ended     Year Ended
  December 31,        December 31,      December 31, December 31,   December 31,  December 31,   December 31,
      2017                2017              2017         2017           2017          2017           2017
----------------------------------------------------------------------------------------------------------------

             $827             $999,952       $14,952        $4,877          $182        $1,110          $41,925

           86,381              675,321        12,110        10,596           876           978           76,315
          (85,554)             324,631         2,842        (5,719)         (694)          132          (34,390)

          (92,883)            (316,675)       35,220        30,842         4,421         1,447          384,333
          969,564              726,409        53,781       127,547         6,149         3,072         (960,764)
               --                   --        17,429            --         2,308            --        1,139,347
          876,681              409,734       106,430       158,389        12,878         4,519          562,916

         $791,127             $734,365      $109,272      $152,670       $12,184        $4,651         $528,526

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                        BlackRock Variable Series Funds, Inc. (continued)
                                                      -----------------------------------------------------
                                                                                             BlackRock
                                                         BlackRock         BlackRock         Large Cap
                                                           Basic             Global            Focus
                                                           Value           Allocation          Growth
                                                            V.I.              V.I.              V.I.
                                                          Fund --           Fund --           Fund --
                                                      Class III Shares  Class III Shares  Class III Shares
                                                      ----------------  ----------------  ----------------
                                                         Year Ended        Year Ended        Year Ended
                                                        December 31,      December 31,      December 31,
                                                            2017              2017              2017
------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                  $425,188        $3,461,469              $144

Mortality and expense risk and administrative charges
(note 4a)                                                      719,300         5,167,649            53,082
Net investment income (expense)                               (294,112)       (1,706,180)          (52,938)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     1,508,241         2,108,688           117,033
Change in unrealized appreciation
(depreciation)                                                (812,724)       27,565,058            74,788
Capital gain distributions                                   1,386,547         3,154,966           661,700
Net realized and unrealized gain (loss)
on investments                                               2,082,064        32,828,712           853,521

Increase (decrease) in net assets from
operations                                                  $1,787,952       $31,122,532          $800,583

                                                      Columbia Funds Variable Series
                                                                Trust II
                                                      -----------------------------
                                                         Columbia
                                                         Variable       Variable
                                                       Portfolio --   Portfolio --
                                                          Select      Loomis Sayles
                                                      International      Growth
                                                      Equity Fund --     Fund --
                                                         Class 2         Class 1
                                                      --------------  -------------
                                                        Year Ended     Year Ended
                                                       December 31,   December 31,
                                                           2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $294,358            $--

Mortality and expense risk and administrative charges
(note 4a)                                                    250,216        840,057
Net investment income (expense)                               44,142       (840,057)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     294,450      2,354,943
Change in unrealized appreciation
(depreciation)                                             3,185,521     12,269,071
Capital gain distributions                                        --             --
Net realized and unrealized gain (loss)
on investments                                             3,479,971     14,624,014

Increase (decrease) in net assets from
operations                                                $3,524,113    $13,783,957

                                                                               Federated Insurance Series
                                                      ---------------------------------------------------------------
                                                        Federated       Federated
                                                           High            High                         Federated
                                                          Income          Income        Federated        Managed
                                                           Bond            Bond          Kaufmann       Tail Risk
                                                        Fund II --      Fund II --      Fund II --      Fund II --
                                                      Primary Shares  Service Shares  Service Shares  Primary Shares
                                                      --------------  --------------  --------------  --------------
                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                       December 31,    December 31,    December 31,    December 31,
                                                           2017            2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $802,158        $954,917             $--         $85,701

Mortality and expense risk and administrative charges
(note 4a)                                                    172,915         216,710         287,010          75,828
Net investment income (expense)                              629,243         738,207        (287,010)          9,873

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      31,945          54,399         452,975        (144,286)
Change in unrealized appreciation
(depreciation)                                               (24,919)        (90,227)      2,058,351         598,990
Capital gain distributions                                        --              --       2,087,781              --
Net realized and unrealized gain (loss)
on investments                                                 7,026         (35,828)      4,599,107         454,704

Increase (decrease) in net assets from
operations                                                  $636,269        $702,379      $4,312,097        $464,577

                                                      -------------


                                                       Federated
                                                        Managed
                                                       Volatility
                                                        Fund II
                                                      ------------
                                                       Year Ended
                                                      December 31,
                                                          2017
------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $228,469

Mortality and expense risk and administrative charges
(note 4a)                                                   82,316
Net investment income (expense)                            146,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    54,941
Change in unrealized appreciation
(depreciation)                                             665,679
Capital gain distributions                                      --
Net realized and unrealized gain (loss)
on investments                                             720,620

Increase (decrease) in net assets from
operations                                                $866,773

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Deutsche Variable                                                                                     Eaton Vance
    Series I         Deutsche Variable Series II                        Dreyfus                      Variable Trust
--------------------------------------------------------------------------------------------------------------------
                                                      Dreyfus        Dreyfus
                                      Deutsche       Investment      Variable       The Dreyfus
    Deutsche          Deutsche         Small         Portfolios     Investment      Sustainable
     Capital          CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT
     Growth             U.S.           Value           Stock        Government         Equity        Floating-Rate
     VIP --            VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income
 Class B Shares    Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund
--------------------------------------------------------------------------------------------------------------------
   Year Ended        Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended
  December 31,      December 31,    December 31,    December 31,   December 31,     December 31,      December 31,
      2017              2017            2017            2017           2017             2017              2017
--------------------------------------------------------------------------------------------------------------------

              $42            $593             $47          $1,120        $2,691             $68,651      $1,527,903

              135             912             215           1,537        12,760              92,324         752,570
              (93)           (319)           (168)           (417)      (10,069)            (23,673)        775,333

               42           1,486           1,955           1,505            --              28,177          83,330
            1,318           7,946          (1,055)         11,000            --             368,997         (41,051)
              694              --             284           1,655            --             394,652              --
            2,054           9,432           1,184          14,160            --             791,826          42,279

           $1,961          $9,113          $1,016         $13,743      $(10,069)           $768,153        $817,612

                                 Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
                                                                                       VIP
     VIP             VIP                                                             Dynamic
    Asset           Asset             VIP             VIP             VIP            Capital           VIP
 Manager/SM/     Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,     December 31,    December 31,
    2017            2017             2017            2017            2017             2017            2017
---------------------------------------------------------------------------------------------------------------

     $817,875         $101,620         $866,425     $1,034,203       $1,087,883          $14,975     $1,395,182

      546,513          123,144        1,284,741      1,514,887        2,263,274           36,801      1,150,034
      271,362          (21,524)        (418,316)      (480,684)      (1,175,391)         (21,826)       245,148

       98,303          (14,473)       1,656,279      5,271,110        5,532,883           86,529      1,059,403
      (32,575)         (57,852)       6,000,747      9,014,818       13,474,659          249,855      5,943,354
    5,017,973          836,573        1,786,068      5,653,190        7,290,931          159,055      1,748,239
    5,083,701          764,248        9,443,094     19,939,118       26,298,473          495,439      8,750,996

   $5,355,063         $742,724       $9,024,778    $19,458,434      $25,123,082         $473,613     $8,996,144

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Fidelity(R) Variable Insurance Products Fund (continued)
                                         --------------------------------------------------------------------------------
                                                               VIP             VIP             VIP             VIP
                                               VIP          Growth &        Growth &         Growth          Growth
                                          Equity-Income      Income          Income       Opportunities   Opportunities
                                          Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2
                                         ---------------  -------------  ---------------  -------------  ---------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2017            2017            2017            2017            2017
-------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $1,114,279       $255,904         $196,684        $29,196           $4,242
Mortality and expense risk and
administrative charges (note 4a)               1,126,329        295,224          288,721        140,779           61,733
Net investment income (expense)                  (12,050)       (39,320)         (92,037)      (111,583)         (57,491)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                         964,680        997,758          873,126        604,602           91,748
Change in unrealized appreciation
(depreciation)                                 5,448,613      1,477,534        1,336,341        946,810          514,295
Capital gain distributions                     1,275,369        502,950          448,819      1,256,491          572,056
Net realized and unrealized gain (loss)
on investments                                 7,688,662      2,978,242        2,658,286      2,807,903        1,178,099

Increase (decrease) in net assets from
operations                                    $7,676,612     $2,938,922       $2,566,249     $2,696,320       $1,120,608


                                                     Franklin Templeton Variable Insurance Products Trust
                                         -----------------------------------------------------------------------------
                                            Franklin
                                            Founding                       Franklin        Franklin
                                             Funds          Franklin      Large Cap         Mutual        Templeton
                                           Allocation        Income         Growth          Shares         Foreign
                                          VIP Fund --     VIP Fund --    VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares Class 2 Shares  Class 2 Shares  Class 1 Shares
                                         --------------  -------------- --------------  --------------  --------------
                                           Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,   December 31,    December 31,    December 31,
                                              2017            2017           2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                 $1,907,139     $12,904,418         $1,083        $357,408        $197,705
Mortality and expense risk and
administrative charges (note 4a)              1,356,131       6,134,236          2,650         248,046         105,111
Net investment income (expense)                 551,008       6,770,182         (1,567)        109,362          92,594

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       (183,017)      2,693,829          4,445         462,665          27,490
Change in unrealized appreciation
(depreciation)                                3,495,190      13,213,794         23,700        (169,534)        911,438
Capital gain distributions                    2,939,896              --         13,843         648,153              --
Net realized and unrealized gain (loss)
on investments                                6,252,069      15,907,623         41,988         941,284         938,928

Increase (decrease) in net assets from
operations                                   $6,803,077     $22,677,805        $40,421      $1,050,646      $1,031,522

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------------
                                      VIP                                                            VIP
     VIP             VIP          Investment          VIP             VIP             VIP           Value
   Growth          Growth         Grade Bond        Mid Cap         Mid Cap        Overseas      Strategies
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --   Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,    December 31,   December 31,
    2017            2017             2017            2017            2017            2017           2017
---------------------------------------------------------------------------------------------------------------

     $129,415          $14,107       $2,757,529            $85         $623,339       $238,147         $32,806

      806,606          284,097        2,210,200             90        2,115,544        230,771          40,399
     (677,191)        (269,990)         547,329             (5)      (1,492,205)         7,376          (7,593)

    3,967,887        1,211,803         (450,784)            30        3,510,520        521,065          74,076
    9,302,913        2,722,801        2,167,226          1,640       14,009,816      3,667,489        (295,632)
    4,289,384        1,266,200          615,806            527        6,328,394         15,545         655,723
   17,560,184        5,200,804        2,332,248          2,197       23,848,730      4,204,099         434,167

  $16,882,993       $4,930,814       $2,879,577         $2,192      $22,356,525     $4,211,475        $426,574

Franklin Templeton Variable Insurance Products Trust                                                  JPMorgan
                 (continued)                            Goldman Sachs Variable Insurance Trust     Insurance Trust
-------------------------------------------------------------------------------------------------------------------
                                                     Goldman Sachs                                    JPMorgan
                    Templeton                          Government    Goldman Sachs  Goldman Sachs     Insurance
  Templeton           Global          Templeton          Money         Large Cap       Mid Cap          Trust
   Foreign             Bond             Growth           Market      Value Fund --  Value Fund --     Core Bond
 VIP Fund --       VIP Fund --       VIP Fund --        Fund --      Institutional  Institutional   Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares     Shares         Shares          Class 1
-------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended       Year Ended     Year Ended     Year Ended      Year Ended
 December 31,      December 31,      December 31,     December 31,   December 31,   December 31,    December 31,
     2017              2017              2017             2017           2017           2017            2017
-------------------------------------------------------------------------------------------------------------------

       $17,581               $--          $179,555         $669,145       $115,935       $289,132          $91,025

        14,160            85,021           173,665        2,061,646        105,906        700,589           65,776
         3,421           (85,021)            5,890       (1,392,501)        10,029       (411,457)          25,249

        19,505           (45,336)          251,449               --        (30,095)     1,143,437          (14,160)
        88,903           180,925         1,412,343               --       (620,050)     1,052,214           52,481
            --            20,084                --               --      1,214,491      2,171,291               --
       108,408           155,673         1,663,792               --        564,346      4,366,942           38,321

      $111,829           $70,652        $1,669,682      $(1,392,501)      $574,375     $3,955,485          $63,570

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                  Janus Aspen
                                                                 JPMorgan Insurance Trust (continued)               Series
                                                      ---------------------------------------------------------- -------------
                                                         JPMorgan       JPMorgan       JPMorgan      JPMorgan        Janus
                                                        Insurance       Insurance     Insurance     Insurance      Henderson
                                                      Trust Intrepid  Trust Mid Cap  Trust Small    Trust U.S.     Balanced
                                                         Mid Cap          Value        Cap Core       Equity     Portfolio --
                                                       Portfolio --   Portfolio --   Portfolio --  Portfolio --  Institutional
                                                         Class 1         Class 1       Class 1       Class 1        Shares
                                                      --------------  -------------  ------------  ------------  -------------
                                                       Period from     Year Ended     Year Ended    Year Ended    Year Ended
                                                       January 1 to   December 31,   December 31,  December 31,  December 31,
                                                       May 19, 2017       2017           2017          2017          2017
------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                     $--         $2,439          $711       $10,367     $1,150,156

Mortality and expense risk and administrative charges
(note 4a)                                                      1,973          4,306         4,154        21,886      1,032,369
Net investment income (expense)                               (1,973)        (1,867)       (3,443)      (11,519)       117,787

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      32,261          9,475        16,423       100,473      2,439,512
Change in unrealized appreciation
(depreciation)                                               (17,707)         5,550        13,006       116,687      8,532,626
Capital gain distributions                                        --         13,603         1,562        11,652        146,950
Net realized and unrealized gain (loss)
on investments                                                14,554         28,628        30,991       228,812     11,119,088

Increase (decrease) in net assets from
operations                                                   $12,581        $26,761       $27,548      $217,293    $11,236,875

                                                                             Janus Aspen Series (continued)
                                                      --------------------------------------------------------------
                                                          Janus           Janus           Janus
                                                        Henderson       Henderson       Henderson        Janus
                                                          Global          Global        Overseas       Henderson
                                                         Research       Technology    Portfolio --      Overseas
                                                       Portfolio --    Portfolio --   Institutional   Portfolio --
                                                      Service Shares  Service Shares     Shares      Service Shares
                                                      --------------  --------------  -------------  --------------
                                                        Year Ended      Year Ended     Year Ended      Year Ended
                                                       December 31,    December 31,   December 31,    December 31,
                                                           2017            2017           2017            2017
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                 $24,523         $33,893       $376,651         $39,436

Mortality and expense risk and administrative charges
(note 4a)                                                     55,333         111,667        333,754          39,113
Net investment income (expense)                              (30,810)        (77,774)        42,897             323

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     261,371         708,180     (1,392,153)        (34,706)
Change in unrealized appreciation
(depreciation)                                               558,030       1,547,467      7,169,264         669,836
Capital gain distributions                                        --         433,855             --              --
Net realized and unrealized gain (loss)
on investments                                               819,401       2,689,502      5,777,111         635,130

Increase (decrease) in net assets from
operations                                                  $788,591      $2,611,728     $5,820,008        $635,453

                                                      ---------------
                                                          Janus
                                                        Henderson
                                                        Research
                                                      Portfolio --
                                                      Institutional
                                                         Shares
                                                      -------------
                                                       Year Ended
                                                      December 31,
                                                          2017
--------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                               $166,225

Mortality and expense risk and administrative charges
(note 4a)                                                   604,098
Net investment income (expense)                            (437,873)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                  1,949,963
Change in unrealized appreciation
(depreciation)                                            7,964,108
Capital gain distributions                                  406,828
Net realized and unrealized gain (loss)
on investments                                           10,320,899

Increase (decrease) in net assets from
operations                                               $9,883,026

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Janus Aspen Series (continued)
-------------------------------------------------------------------------------------------------------------
                    Janus                          Janus          Janus                           Janus
    Janus         Henderson        Janus         Henderson      Henderson        Janus          Henderson
  Henderson      Enterprise      Henderson     Flexible Bond      Forty        Henderson     Global Research
   Balanced     Portfolio --     Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --
 Portfolio --   Institutional   Portfolio --   Institutional  Institutional   Portfolio --    Institutional
Service Shares     Shares      Service Shares     Shares         Shares      Service Shares      Shares
-------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended      Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
 December 31,   December 31,    December 31,   December 31,   December 31,    December 31,    December 31,
     2017           2017            2017           2017           2017            2017            2017
-------------------------------------------------------------------------------------------------------------

    $1,444,349       $293,767         $28,182       $352,933            $--             $--         $347,726

     1,877,281        675,539          80,811        183,751        513,090         335,849          596,342
      (432,932)      (381,772)        (52,629)       169,182       (513,090)       (335,849)        (248,616)

     3,184,487      3,463,502         287,130       (150,802)       717,126         191,593        2,415,529
    12,735,340      4,906,631         609,565        265,123      6,556,257       5,144,342        7,424,646
       203,380      2,779,409         327,771             --      1,870,160         726,213               --
    16,123,207     11,149,542       1,224,466        114,321      9,143,543       6,062,148        9,840,175

   $15,690,275    $10,767,770      $1,171,837       $283,503     $8,630,453      $5,726,299       $9,591,559

   Janus Aspen
Series (continued)        Legg Mason Partners Variable Equity Trust        MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
                    ClearBridge   ClearBridge  ClearBridge   ClearBridge
      Janus           Variable      Variable     Variable      Variable        MFS(R)         MFS(R) New
    Henderson        Aggressive     Dividend     Dividend     Large Cap       Investors       Discovery
     Research          Growth       Strategy     Strategy       Value      Trust Series --    Series --
   Portfolio --     Portfolio --  Portfolio -- Portfolio --  Portfolio --      Service         Service
  Service Shares      Class II      Class I      Class II      Class I      Class Shares     Class Shares
----------------------------------------------------------------------------------------------------------
    Year Ended       Year Ended    Year Ended   Year Ended    Year Ended     Year Ended       Year Ended
   December 31,     December 31,  December 31, December 31,  December 31,   December 31,     December 31,
       2017             2017          2017         2017          2017           2017             2017
----------------------------------------------------------------------------------------------------------

            $8,646       $16,436       $70,611     $126,247      $226,033          $30,636            $--

            56,267       120,010        70,023      163,456       237,100           86,631        214,007
           (47,621)     (103,574)          588      (37,209)      (11,067)         (55,995)      (214,007)

           220,485       184,040       266,685      312,940       452,676          256,182        167,558
           610,285       503,861       510,179    1,160,446     1,030,284          651,866      2,784,673
            35,074       427,531            --           --       484,666          219,532        282,065
           865,844     1,115,432       776,864    1,473,386     1,967,626        1,127,580      3,234,296

          $818,223    $1,011,858      $777,452   $1,436,177    $1,956,559       $1,071,585     $3,020,289

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                   Oppenheimer
                                                      MFS(R) Variable Insurance Trust  MFS(R) Variable Insurance    Variable
                                                             (continued)                       Trust II           Account Funds
                                                      ------------------------------- --------------------------- -------------
                                                                                         MFS(R)
                                                                                      Massachusetts     MFS(R)     Oppenheimer
                                                      MFS(R) Total       MFS(R)         Investors     Strategic      Capital
                                                         Return        Utilities      Growth Stock      Income    Appreciation
                                                       Series --       Series --      Portfolio --   Portfolio --  Fund/VA --
                                                        Service         Service          Service       Service     Non-Service
                                                      Class Shares    Class Shares    Class Shares   Class Shares    Shares
                                                      --------------- --------------- -------------  ------------ -------------
                                                       Year Ended      Year Ended      Year Ended     Year Ended   Year Ended
                                                      December 31,    December 31,    December 31,   December 31, December 31,
                                                          2017            2017            2017           2017         2017
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                            $1,018,905        $646,253          $33,409        $1,386       $66,569

Mortality and expense risk and administrative charges
(note 4a)                                                  900,084         256,798          125,728           462       398,851
Net investment income (expense)                            118,821         389,455          (92,319)          924      (332,282)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                 1,170,514         418,144            1,211            95     1,188,652
Change in unrealized appreciation
(depreciation)                                           1,909,747       1,243,268        1,512,665           380     3,023,815
Capital gain distributions                               1,307,932              --          417,438            --     2,534,406
Net realized and unrealized gain (loss)
on investments                                           4,388,193       1,661,412        1,931,314           475     6,746,873

Increase (decrease) in net assets from
operations                                              $4,507,014      $2,050,867       $1,838,995        $1,399    $6,414,591


                                                      Oppenheimer Variable Account Funds (continued)
                                                      ---------------------------------------------
                                                                                       Oppenheimer
                                                                        Oppenheimer    Total Return
                                                       Oppenheimer      Main Street        Bond
                                                       Main Street       Small Cap      Fund/VA --
                                                        Fund/VA --     Fund(R)/VA --   Non-Service
                                                      Service Shares   Service Shares     Shares
                                                      --------------   --------------  ------------

                                                        Year Ended       Year Ended     Year Ended
                                                       December 31,     December 31,   December 31,
                                                           2017             2017           2017
-----------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $1,160,544         $310,553      $243,805

Mortality and expense risk and administrative charges
(note 4a)                                                  1,903,831          785,429       142,652
Net investment income (expense)                             (743,287)        (474,876)      101,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                   5,512,937        3,014,408      (151,248)
Change in unrealized appreciation
(depreciation)                                             8,775,146          278,650       360,851
Capital gain distributions                                 1,903,483        2,589,921            --
Net realized and unrealized gain (loss)
on investments                                            16,191,566        5,882,979       209,603

Increase (decrease) in net assets from
operations                                               $15,448,279       $5,408,103      $310,756

                                                      PIMCO Variable Insurance Trust
                                                      -----------------------------
                                                                     Foreign Bond
                                                                      Portfolio
                                                       All Asset     (U.S. Dollar
                                                      Portfolio --    Hedged) --
                                                        Advisor     Administrative
                                                      Class Shares   Class Shares
                                                      ------------- ---------------

                                                       Year Ended     Year Ended
                                                      December 31,   December 31,
                                                          2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $347,559        $113,246

Mortality and expense risk and administrative charges
(note 4a)                                                  125,955          44,010
Net investment income (expense)                            221,604          69,236

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    19,516          58,734
Change in unrealized appreciation
(depreciation)                                             639,404         (96,164)
Capital gain distributions                                      --              --
Net realized and unrealized gain (loss)
on investments                                             658,920         (37,430)

Increase (decrease) in net assets from
operations                                                $880,524         $31,806

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                      Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------------------------

 Oppenheimer       Oppenheimer      Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer
   Capital         Conservative     Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic
 Appreciation        Balanced         Balanced         Cap Growth        Cap Growth        Global            Income
  Fund/VA --        Fund/VA --       Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --
Service Shares  Non-Service Shares Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares
--------------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended       Year Ended        Year Ended        Year Ended      Year Ended        Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,    December 31,      December 31,
     2017              2017             2017              2017              2017            2017              2017
--------------------------------------------------------------------------------------------------------------------------

          $430            $215,786       $370,046              $7,376             $--        $587,192             $86,707

        71,621             149,690        407,644             321,707         113,477       1,270,910              52,134
       (71,191)             66,096        (37,598)           (314,331)       (113,477)       (683,718)             34,573

       114,391             157,609        521,323           1,244,852          92,196       4,116,053             (55,124)
       538,823             606,417        946,247           2,326,532         998,578      19,355,389             196,897
       428,079                  --             --           2,422,955         753,459              --                  --
     1,081,293             764,026      1,467,570           5,994,339       1,844,233      23,471,442             141,773

    $1,010,102            $830,122     $1,429,972          $5,680,008      $1,730,756     $22,787,724            $176,346

                                                               Rydex Variable  State Street Variable Insurance Series
          PIMCO Variable Insurance Trust (continued)               Trust                 Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
                                                                                    Core
               Long-Term U.S.                                                      Value
  High Yield     Government     Low Duration    Total Return                       Equity              Income
 Portfolio --   Portfolio --    Portfolio --    Portfolio --                       V.I.S.              V.I.S.
Administrative Administrative  Administrative  Administrative    NASDAQ --        Fund --             Fund --
 Class Shares   Class Shares    Class Shares    Class Shares    100(R) Fund    Class 1 Shares      Class 1 Shares
---------------------------------------------------------------------------------------------------------------------
                                                                                Period from
  Year Ended     Year Ended      Year Ended      Year Ended      Year Ended     January 1 to         Year Ended
 December 31,   December 31,    December 31,    December 31,    December 31,     April 28,          December 31,
     2017           2017            2017            2017            2017            2017                2017
---------------------------------------------------------------------------------------------------------------------

    $2,256,774       $777,943        $589,187      $4,634,271             $--             $--            $390,080

       758,283        588,694         743,652       3,791,167          86,237          58,782             297,130
     1,498,491        189,249        (154,465)        843,104         (86,237)        (58,782)             92,950

       284,987       (639,158)       (125,407)     (1,047,592)        319,429         666,867             (11,711)
       464,066      2,975,978         121,643       7,643,842         841,249        (275,868)            279,925
            --             --              --              --         424,026         128,679                  --
       749,053      2,336,820          (3,764)      6,596,250       1,584,704         519,678             268,214

    $2,247,544     $2,526,069       $(158,229)     $7,439,354      $1,498,467        $460,896            $361,164

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                State Street Variable Insurance Series Funds, Inc. (continued)
                                         -----------------------------------------------------------------------------
                                            Premier           Real            S&P
                                             Growth          Estate          500(R)       Small-Cap         Total
                                             Equity        Securities        Index          Equity          Return
                                             V.I.S.          V.I.S.          V.I.S.         V.I.S.          V.I.S.
                                            Fund --         Fund --         Fund --        Fund --         Fund --
                                         Class 1 Shares  Class 1 Shares  Class 1 Shares Class 1 Shares  Class 1 Shares
                                         --------------  --------------  -------------- --------------  --------------
                                           Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
                                          December 31,    December 31,    December 31,   December 31,    December 31,
                                              2017            2017            2017           2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                    $93,476        $834,127      $2,689,060            $--     $16,433,759
Mortality and expense risk and
administrative charges (note 4a)                454,560         844,730       2,267,005        539,787      13,361,856
Net investment income (expense)                (361,084)        (10,603)        422,055       (539,787)      3,071,903

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        959,616        (840,891)      9,199,814        839,785      13,452,134
Change in unrealized appreciation
(depreciation)                                3,335,297       1,030,534      12,548,912        119,470      66,189,774
Capital gain distributions                    3,010,676       2,060,173       5,367,168      3,254,278      22,006,309
Net realized and unrealized gain (loss)
on investments                                7,305,589       2,249,816      27,115,894      4,213,533     101,648,217

Increase (decrease) in net assets from
operations                                   $6,944,505      $2,239,213     $27,537,949     $3,673,746    $104,720,120

                                            The Prudential Series Fund      Wells Fargo
                                                    (continued)            Variable Trust
                                         --------------------------------- --------------
                                               SP          SP Prudential    Wells Fargo
                                          International    U.S. Emerging      VT Omega
                                             Growth           Growth           Growth
                                          Portfolio --     Portfolio --       Fund --
                                         Class II Shares  Class II Shares     Class 2
                                         ---------------  ---------------  --------------
                                           Year Ended       Year Ended       Year Ended
                                          December 31,     December 31,     December 31,
                                              2017             2017             2017
------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $--              $--            $297
Mortality and expense risk and
administrative charges (note 4a)                      17              257          71,028
Net investment income (expense)                      (17)            (257)        (70,731)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              (9)             337          (2,811)
Change in unrealized appreciation
(depreciation)                                       356            2,915       1,203,777
Capital gain distributions                            --               --          75,637
Net realized and unrealized gain (loss)
on investments                                       347            3,252       1,276,603

Increase (decrease) in net assets from
operations                                          $330           $2,995      $1,205,872

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

State Street Variable Insurance Series
    Funds, Inc. (continued)                   The Alger Portfolios                     The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------

    Total                U.S.               Alger             Alger           Jennison
    Return              Equity            Large Cap         Small Cap           20/20                            Natural
    V.I.S.              V.I.S.              Growth            Growth            Focus          Jennison         Resources
   Fund --             Fund --           Portfolio --      Portfolio --     Portfolio --     Portfolio --     Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares  Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
  Year Ended          Year Ended          Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
 December 31,        December 31,        December 31,      December 31,     December 31,     December 31,     December 31,
     2017                2017                2017              2017             2017             2017             2017
-----------------------------------------------------------------------------------------------------------------------------

   $10,485,233            $179,813                  $--               $--              $--              $--              $--

    12,329,160             365,339              399,412           280,757           90,934           75,691          527,163
    (1,843,927)           (185,526)            (399,412)         (280,757)         (90,934)         (75,691)        (527,163)

    22,170,390             829,053            1,196,748          (536,291)         642,170          293,457         (783,024)
    42,836,420             548,539            3,052,834         5,422,799          884,555        1,199,674        1,545,754
    16,199,540           2,763,690            2,536,803                --               --               --               --
    81,206,350           4,141,282            6,786,385         4,886,508        1,526,725        1,493,131          762,730

   $79,362,423          $3,955,756           $6,386,973        $4,605,751       $1,435,791       $1,417,440         $235,567

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                               AB Variable Products Series Fund, Inc.
                                                                         ---------------------------------------------------
                                                                                    AB                        AB
                                                                              Balanced Wealth           Global Thematic
                                                  Consolidated             Strategy Portfolio --      Growth Portfolio --
                                                      Total                       Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2017            2016           2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(3,936,684)     $1,234,566        $(319)    $(23,983)    $(51,696)    $(34,789)
Net realized gain (loss) on investments     134,856,786      59,788,061      (30,854)    (395,833)     203,077       89,866
Change in unrealized appreciation
(depreciation) on investments               435,023,403      24,449,029    1,876,473     (371,062)     952,642     (129,442)
Capital gain distribution                   147,665,651     192,886,914      126,002    1,046,543           --           --
Increase (decrease) in net assets from
operations                                  713,609,156     278,358,570    1,971,302      255,665    1,104,023      (74,365)

From capital transactions (note 4):
Net premiums                                 17,507,885      22,598,343       19,874       95,581          120        1,699
Death benefits                             (120,399,647)    (94,392,812)     (73,278)        (592)       4,461           --
Surrenders                                 (625,505,833)   (626,826,621)  (1,578,637)  (1,862,779)    (406,570)    (175,612)
Administrative expenses                     (22,702,881)    (23,591,769)    (106,744)    (115,170)     (16,846)     (10,634)
Transfers between subaccounts
(including fixed account), net               (3,382,923)     67,041,827     (524,762)   1,019,688    2,228,248     (225,897)
Increase (decrease) in net assets from
capital transactions                       (754,483,399)   (655,171,032)  (2,263,547)    (863,272)   1,809,413     (410,444)
Increase (decrease) in net assets           (40,874,243)   (376,812,462)    (292,245)    (607,607)   2,913,436     (484,809)
Net assets at beginning of year           5,619,295,708   5,996,108,170   15,601,485   16,209,092    2,137,936    2,622,745
Net assets at end of year                $5,578,421,465  $5,619,295,708  $15,309,240  $15,601,485   $5,051,372   $2,137,936

Change in units (note 5):
Units purchased                              57,528,786     123,410,924       25,018      719,974      136,930        7,799
Units redeemed                             (101,667,120)   (162,964,491)    (207,650)    (805,429)     (42,248)     (34,922)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (44,138,334)    (39,553,567)    (182,632)     (85,455)      94,682      (27,123)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(125,101)     $(306,968)   $(125,145)   $(322,539)   $(315,695)   $(313,278)    $(92,323)    $(89,426)
  2,953,505      2,472,368    3,622,193   (1,101,255)     789,156    1,692,984     (305,147)    (585,290)
    153,131       (997,718)   7,032,431    1,409,451    3,682,992   (3,955,782)   2,036,054     (963,612)
  3,763,756      2,597,168           --           --    1,192,055    2,232,524           --    1,841,984
  6,745,291      3,764,850   10,529,479      (14,343)   5,348,508     (343,552)   1,638,584      203,656

     36,458         29,937       74,807      172,012      480,452      347,988       38,748       83,097
   (623,709)      (341,838)    (124,859)    (124,449)    (272,151)     (29,277)     (21,671)      (4,851)
 (4,262,541)    (4,947,035)  (5,625,385)  (7,023,627)  (1,869,212)  (1,456,973)    (669,272)    (683,814)
   (100,453)       (97,472)    (368,035)    (512,727)     (82,193)     (77,776)     (24,615)     (25,022)
     49,543       (518,603) (39,899,627)  18,191,033      (71,892)  (7,731,017)     (43,430)    (492,954)
 (4,900,702)    (5,875,011) (45,943,099)  10,702,242   (1,814,996)  (8,947,055)    (720,240)  (1,123,544)
  1,844,589     (2,110,161) (35,413,620)  10,687,899    3,533,512   (9,290,607)     918,344     (919,888)
 43,002,610     45,112,771   72,814,229   62,126,330   18,786,360   28,076,967    5,645,825    6,565,713
$44,847,199    $43,002,610  $37,400,609  $72,814,229  $22,319,872  $18,786,360   $6,564,169   $5,645,825

    210,792        118,806      369,881    5,082,632      122,883      572,410       50,004       36,823
   (436,938)      (414,494)  (6,691,625)  (3,031,196)    (243,070)  (1,379,050)     (86,839)    (105,179)
   (226,146)      (295,688)  (6,321,744)   2,051,436     (120,187)    (806,640)     (36,835)     (68,356)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(172,411)   $(107,558)
    443,287      266,686
    418,223     (764,106)
  1,526,786      626,182
  2,215,885       21,204

    182,199        1,440
   (132,667)     (40,388)
   (999,681)    (546,756)
    (44,376)     (17,601)
 14,400,719     (138,928)
 13,406,194     (742,233)
 15,622,079     (721,029)
  6,856,089    7,577,118
$22,478,168   $6,856,089

    864,141        7,428
   (112,236)     (60,139)
    751,905      (52,711)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(79,258)    $(73,776)   $(192,980)    $185,906    $(638,004)   $(143,213)
Net realized gain (loss) on investments      279,258      427,212    6,555,646    1,847,323      731,816      285,867
Change in unrealized appreciation
(depreciation) on investments                511,408     (763,550)  (3,671,387)   3,448,031    5,144,656   (2,597,314)
Capital gain distribution                    413,919      430,171    1,212,461    6,649,481    4,905,132    6,186,893
Increase (decrease) in net assets from
operations                                 1,125,327       20,057    3,903,740   12,130,741   10,143,600    3,732,233

From capital transactions (note 4):
Net premiums                                      --        1,142       63,132      119,310      203,841      113,319
Death benefits                                (1,236)      (5,219)     (98,361)    (151,430)    (218,921)     (61,800)
Surrenders                                  (335,908)    (477,482)  (4,941,334)  (5,155,723) (10,735,368)  (5,466,587)
Administrative expenses                      (17,700)     (15,668)    (265,741)    (358,473)    (779,928)    (378,621)
Transfers between subaccounts
(including fixed account), net                69,701     (101,814) (54,396,541)  48,396,620    5,385,983   83,548,039
Increase (decrease) in net assets from
capital transactions                        (285,143)    (599,041) (59,638,845)  42,850,304   (6,144,393)  77,754,350
Increase (decrease) in net assets            840,184     (578,984) (55,735,105)  54,981,045    3,999,207   81,486,583
Net assets at beginning of year            4,636,504    5,215,488   85,075,799   30,094,754   90,251,654    8,765,071
Net assets at end of year                 $5,476,688   $4,636,504  $29,340,694  $85,075,799  $94,250,861  $90,251,654

Change in units (note 5):
Units purchased                                7,972       11,538      208,023    4,228,220      866,805    6,364,540
Units redeemed                               (22,233)     (42,374)  (3,840,447)  (1,027,056)  (1,230,926)    (735,216)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (14,261)     (30,836)  (3,632,424)   3,201,164     (364,121)   5,629,324

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------
         Invesco                     Invesco                   Invesco                   Invesco
     V.I. Equity and            V.I. Global Real           V.I. Government         V.I. International
     Income Fund --              Estate Fund --          Securities Fund --          Growth Fund --
    Series II shares            Series II shares           Series I shares          Series II shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


   $(88,101)      $(46,247)     $2,817      $(1,321)        $75          $63      $(161,223)   $(405,274)
    415,575        177,781       3,766        7,562          (1)          (3)     1,460,137    1,350,521
  1,077,645      1,629,167      14,822       (9,497)        (13)         (44)     7,456,114   (2,307,355)
    392,210        631,212       4,013        4,713          --           --             --           --
  1,797,329      2,391,913      25,418        1,457          61           16      8,755,028   (1,362,108)

     17,893         23,267          --           --         240          240         61,333      173,523
    (41,759)       (27,030)     (3,118)      (2,388)         --           --        (86,410)     (47,893)
 (1,665,500)    (2,043,281)    (27,566)     (19,347)         --           --     (5,030,022)  (5,158,543)
   (134,047)      (126,600)       (400)        (379)         --           --       (349,818)    (369,594)
  1,075,602         83,028     (13,019)      (7,240)        364           63     11,523,627  (20,874,189)
   (747,811)    (2,090,616)    (44,103)     (29,354)        604          303      6,118,710  (26,276,696)
  1,049,518        301,297     (18,685)     (27,897)        665          319     14,873,738  (27,638,804)
 20,634,921     20,333,624     257,248      285,145       4,920        4,601     36,773,115   64,411,919
$21,684,439    $20,634,921    $238,563     $257,248      $5,585       $4,920    $51,646,853  $36,773,115

    156,277        239,384       1,685        9,631          35           25      1,477,047      896,276
   (203,323)      (395,442)     (4,666)     (11,643)         --           (7)      (872,437)  (3,285,575)
    (47,046)      (156,058)     (2,981)      (2,012)         35           18        604,610   (2,389,299)

--------------------------
         Invesco
      V.I. Managed
   Volatility Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $--            $(4)
     --           (399)
     --            399
     --             --
     --             (4)

     --             --
     --             --
     --         (1,175)
     --             --
     --             33
     --         (1,142)
     --         (1,146)
     --          1,146
    $--            $--

     --              2
     --            (75)
     --            (73)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (Invesco Variable        American Century
                                                    Insurance Funds) (continued)             Variable Portfolios II, Inc.
                                         --------------------------------------------------- ----------------------------

                                                  Invesco                   Invesco
                                              V.I. Technology             V.I. Value                    VP
                                                  Fund --            Opportunities Fund --     Inflation Protection
                                              Series I shares          Series II shares          Fund -- Class II
                                         ------------------------- ------------------------- ----------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended     Year ended
                                         December 31, December 31, December 31, December 31, December 31,   December 31,
                                              2017         2016        2017         2016         2017           2016
-------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $--            $(5)      $(85,554)    $(80,321)    $324,631       $(12,122)
Net realized gain (loss) on investments       --            313        (92,883)     (80,879)    (316,675)      (484,696)
Change in unrealized appreciation
(depreciation) on investments                 --           (470)       969,564     (620,703)     726,409         36,365
Capital gain distribution                     --             --             --    1,615,589           --        126,080
Increase (decrease) in net assets from
operations                                    --           (162)       791,127      833,686      734,365       (334,373)

From capital transactions (note 4):
Net premiums                                  --             --         35,107       10,022       46,438         36,625
Death benefits                                --             --        (16,159)      (7,021)    (113,267)         5,414
Surrenders                                    --         (1,545)      (582,320)    (484,928)  (4,449,527)    (3,421,805)
Administrative expenses                       --             --        (18,052)     (16,839)    (322,886)      (228,535)
Transfers between subaccounts
(including fixed account), net                --              4       (519,954)    (247,060)    (855,139)    28,814,193
Increase (decrease) in net assets from
capital transactions                          --         (1,541)    (1,101,378)    (745,826)  (5,694,381)    25,205,892
Increase (decrease) in net assets             --         (1,703)      (310,251)      87,860   (4,960,016)    24,871,519
Net assets at beginning of year               --          1,703      5,792,537    5,704,677   42,575,513     17,703,994
Net assets at end of year                    $--            $--     $5,482,286   $5,792,537  $37,615,497    $42,575,513

Change in units (note 5):
Units purchased                               --             --         18,668       19,395      319,934      2,808,816
Units redeemed                                --           (307)       (78,829)     (68,351)    (793,730)      (722,326)
Net increase (decrease) in units from
capital transactions with contract
owners                                        --           (307)       (60,161)     (48,956)    (473,796)     2,086,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        BlackRock Variable Series
                              American Century Variable Portfolios, Inc.                                       Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                BlackRock
                                                                                                                Advantage
           VP                        VP                        VP                        VP                 U.S. Total Market
     Income & Growth            International               Ultra(R)                    Value                 V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017         2016         2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


    $2,842       $1,280      $(5,719)     $(3,513)      $(694)      $(2,140)       $132         $187       $(34,390)    $(75,531)
    35,220        4,368       30,842       19,412       4,421       (13,845)      1,447        3,357        384,333      189,496
    53,781       37,815      127,547      (62,740)      6,149         4,486       3,072        7,907       (960,764)     763,334
    17,429        1,596           --           --       2,308        11,244          --           --      1,139,347      178,681
   109,272       45,059      152,670      (46,841)     12,184          (255)      4,651       11,451        528,526    1,055,980

        --           --           --           --          --            --          --           --         80,717       97,381
    (8,098)          --       (6,215)      (4,635)         --        (2,386)         --           --       (535,752)      17,312
   (69,222)     (40,338)     (57,377)     (52,565)     (2,741)      (10,692)     (2,929)      (4,679)      (412,946)    (342,127)
      (513)        (562)      (1,230)      (1,202)       (302)         (380)       (175)        (191)       (18,796)     (20,845)
  (182,085)     650,935       26,036      (71,574)    (10,647)     (223,529)        198       (5,813)      (562,168)    (631,570)
  (259,918)     610,035      (38,786)    (129,976)    (13,690)     (236,987)     (2,906)     (10,683)    (1,448,945)    (879,849)
  (150,646)     655,094      113,884     (176,817)     (1,506)     (237,242)      1,745          768       (920,419)     176,131
   739,972       84,878      507,408      684,225      45,895       283,137      67,210       66,442      5,489,159    5,313,028
  $589,326     $739,972     $621,292     $507,408     $44,389       $45,895     $68,955      $67,210     $4,568,740   $5,489,159

     1,948       41,959       10,915       21,405          37         6,451           7           --         21,745       22,248
   (15,270)      (4,555)     (12,133)     (31,395)       (683)      (19,895)       (111)        (423)       (89,995)     (70,004)
   (13,322)      37,404       (1,218)      (9,990)       (646)      (13,444)       (104)        (423)       (68,250)     (47,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        BlackRock Variable Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------

                                                                                                       BlackRock
                                                 BlackRock                  BlackRock                  Large Cap
                                                   Basic                     Global                      Focus
                                                   Value                   Allocation                   Growth
                                               V.I. Fund --               V.I. Fund --               V.I. Fund --
                                             Class III Shares           Class III Shares           Class III Shares
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                             2017         2016         2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(294,112)    $165,538   $(1,706,180)  $(2,011,570)    $(52,938)    $(33,160)
Net realized gain (loss) on investments    1,508,241      474,668     2,108,688    (5,051,827)     117,033       56,850
Change in unrealized appreciation
(depreciation) on investments               (812,724)   4,130,257    27,565,058    12,312,354       74,788     (122,261)
Capital gain distribution                  1,386,547    1,306,429     3,154,966            --      661,700      245,115
Increase (decrease) in net assets from
operations                                 1,787,952    6,076,892    31,122,532     5,248,957      800,583      146,544

From capital transactions (note 4):
Net premiums                                  67,631      116,452       213,770       559,611        7,240          600
Death benefits                              (111,051)    (102,188)   (1,232,399)     (434,617)    (100,421)      29,777
Surrenders                                (4,588,814)  (3,082,489)  (29,518,882)  (33,659,797)    (134,277)    (345,480)
Administrative expenses                     (345,092)    (261,110)   (2,121,892)   (2,227,139)      (9,691)      (8,171)
Transfers between subaccounts
(including fixed account), net           (17,189,830)  42,822,077    (8,840,468)   (7,525,368)     666,113     (279,590)
Increase (decrease) in net assets from
capital transactions                     (22,167,156)  39,492,742   (41,499,871)  (43,287,310)     428,964     (602,864)
Increase (decrease) in net assets        (20,379,204)  45,569,634   (10,377,339)  (38,038,353)   1,229,547     (456,320)
Net assets at beginning of year           56,123,428   10,553,794   284,883,039   322,921,392    2,900,089    3,356,409
Net assets at end of year                $35,744,224  $56,123,428  $274,505,700  $284,883,039   $4,129,636   $2,900,089

Change in units (note 5):
Units purchased                              305,280    3,522,670       551,881     2,500,450       46,532        8,231
Units redeemed                            (1,743,341)    (664,333)   (3,527,103)   (5,774,392)     (26,458)     (41,572)
Net increase (decrease) in units from
capital transactions with contract
owners                                    (1,438,061)   2,858,337    (2,975,222)   (3,273,942)      20,074      (33,341)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

      Columbia Funds Variable Series Trust II         Deutsche Variable Series I
---------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                  Variable
         Select                   Portfolio --                Deutsche
      International               Loomis Sayles                Capital
     Equity Fund --              Growth Fund --             Growth VIP --
         Class 2                     Class 1               Class B Shares
---------------------------------------------------------------------------------
             Period from                 Period from
 Year ended  April 29 to     Year ended  April 29 to   Year ended    Year ended
December 31, December 31,   December 31, December 31, December 31,  December 31,
    2017         2016           2017         2016         2017          2016
---------------------------------------------------------------------------------


    $44,142     $177,429      $(840,057)   $(209,744)      $(93)         $(73)
    294,450   (2,695,412)     2,354,943      181,780         42            22
  3,185,521     (441,414)    12,269,071      942,605      1,318          (413)
         --           --             --           --        694           659
  3,524,113   (2,959,397)    13,783,957      914,641      1,961           195

      2,990       28,478         46,530       14,900         --            --
     (7,186)     (15,160)       (61,803)     (61,523)        --            --
 (2,025,459)  (2,045,389)    (5,804,665)  (1,498,004)        --            --
    (50,322)     (96,466)      (372,039)     (64,825)       (24)          (20)
   (237,375)  20,538,461     35,320,018   21,281,420        (36)          (12)
 (2,317,352)  18,409,924     29,128,041   19,671,968        (60)          (32)
  1,206,761   15,450,527     42,911,998   20,586,609      1,901           163
 15,450,528            1     20,586,610            1      8,166         8,003
$16,657,289  $15,450,528    $63,498,608  $20,586,610    $10,067        $8,166

    112,241    5,954,145      4,098,302    2,288,555         --            --
   (332,840)  (4,361,679)    (1,417,973)    (317,299)        (3)           (2)
   (220,599)   1,592,466      2,680,329    1,971,256         (3)           (2)

            Deutsche Variable Series II
---------------------------------------------------



        Deutsche                  Deutsche
        CROCI(R)                Small Mid Cap
       U.S. VIP --              Value VIP --
     Class B Shares            Class B Shares
---------------------------------------------------

 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


    $(319)       $(580)       $(168)       $(266)
    1,486          178        1,955          369
    7,946       (5,487)      (1,055)         630
       --        2,621          284        2,046
    9,113       (3,268)       1,016        2,779

       --           --           --           --
       --           --           --           --
     (766)      (2,280)       1,503         (960)
       91          (54)         155          (51)
  (11,444)       3,940      (11,235)        (545)
  (12,119)       1,606       (9,577)      (1,556)
   (3,006)      (1,662)      (8,561)       1,223
   52,936       54,598       20,557       19,334
  $49,930      $52,936      $11,996      $20,557

       55          490           34           31
   (1,029)        (335)        (309)         (99)
     (974)         155         (275)         (68)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Dreyfus
                                         -----------------------------------------------------------------------------
                                                  Dreyfus
                                           Investment Portfolios            Dreyfus                 The Dreyfus
                                               MidCap Stock           Variable Investment        Sustainable U.S.
                                               Portfolio --           Fund -- Government     Equity Portfolio, Inc. --
                                              Initial Shares        Money Market Portfolio        Initial Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016        2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)               $(417)       $(390)    $(10,069)    $(15,271)     $(23,673)    $(10,054)
Net realized gain (loss) on investments       1,505          825           --           --        28,177     (223,308)
Change in unrealized appreciation
(depreciation) on investments                11,000        5,522           --           --       368,997      100,230
Capital gain distribution                     1,655        6,818           --           --       394,652      603,980
Increase (decrease) in net assets from
operations                                   13,743       12,775      (10,069)     (15,271)      768,153      470,848

From capital transactions (note 4):
Net premiums                                     --           --           --           --           203          212
Death benefits                                   --           --     (508,009)    (482,755)        3,460      (12,545)
Surrenders                                   (5,138)      (5,183)    (303,433)    (162,768)      (47,478)     (54,533)
Administrative expenses                        (714)        (636)        (823)      (1,553)      (23,060)     (21,367)
Transfers between subaccounts
(including fixed account), net                    1            1    1,123,523      322,684        (6,862)    (920,845)
Increase (decrease) in net assets from
capital transactions                         (5,851)      (5,818)     311,258     (324,392)      (73,737)  (1,009,078)
Increase (decrease) in net assets             7,892        6,957      301,189     (339,663)      694,416     (538,230)
Net assets at beginning of year             104,100       97,143      685,458    1,025,121     5,680,961    6,219,191
Net assets at end of year                  $111,992     $104,100     $986,647     $685,458    $6,375,377   $5,680,961

Change in units (note 5):
Units purchased                                  --           --      182,329       96,361           100       23,647
Units redeemed                                 (187)        (215)    (149,399)    (131,274)       (6,185)     (82,656)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (187)        (215)      32,930      (34,913)       (6,085)     (59,009)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Eaton Vance Variable Trust                                       Federated Insurance Series
--------------------------------------------------------------------------------------------------------

                                   Federated                 Federated                 Federated
           VT                     High Income               High Income                Kaufmann
      Floating-Rate             Bond Fund II --           Bond Fund II --             Fund II --
       Income Fund              Primary Shares            Service Shares            Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------


   $775,333      $886,206     $629,243     $620,700     $738,207     $662,664    $(287,010)   $(282,278)
     83,330      (543,114)      31,945     (148,612)      54,399      (88,708)     452,975      205,838
    (41,051)    2,942,782      (24,919)   1,060,838      (90,227)   1,206,086    2,058,351   (1,068,348)
         --            --           --           --           --           --    2,087,781    1,403,864
    817,612     3,285,874      636,269    1,532,926      702,379    1,780,042    4,312,097      259,076

    860,830       663,600        2,875          760       33,899       70,123        5,580       13,514
   (380,812)     (133,608)    (309,208)    (150,736)     (23,082)     (33,203)      (9,668)     (13,295)
 (3,720,499)   (4,060,059)  (1,562,315)  (1,522,729)  (1,178,745)  (1,498,626)  (1,658,871)  (1,735,637)
   (299,793)     (296,918)     (16,000)     (19,081)     (45,280)     (46,533)     (78,222)     (74,764)
  4,675,246     1,479,370      420,211     (794,002)    (841,078)    (712,760)  (1,312,145)  (1,193,664)
  1,134,972    (2,347,615)  (1,464,437)  (2,485,788)  (2,054,286)  (2,220,999)  (3,053,326)  (3,003,846)
  1,952,584       938,259     (828,168)    (952,862)  (1,351,907)    (440,957)   1,258,771   (2,744,770)
 45,075,878    44,137,619   12,261,191   13,214,053   14,457,211   14,898,168   17,713,193   20,457,963
$47,028,462   $45,075,878  $11,433,023  $12,261,191  $13,105,304  $14,457,211  $18,971,964  $17,713,193

    741,456     1,334,182       26,219       25,616       30,199       64,693        7,870       46,026
   (641,621)   (1,539,590)     (72,244)    (121,628)    (119,531)    (176,178)    (112,441)    (158,324)
     99,835      (205,408)     (46,025)     (96,012)     (89,332)    (111,485)    (104,571)    (112,298)

--------------------------

        Federated
    Managed Tail Risk
       Fund II --
     Primary Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


     $9,873      $20,035
   (144,286)    (189,455)
    598,990     (176,114)
         --           --
    464,577     (345,534)

      7,167        2,680
   (160,862)     (65,343)
   (503,979)    (535,953)
     (8,398)     (10,543)
    (24,936)     (11,465)
   (691,008)    (620,624)
   (226,431)    (966,158)
  5,283,976    6,250,134
 $5,057,545   $5,283,976

     15,627       19,021
    (77,361)     (76,861)
    (61,734)     (57,840)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Federated Insurance
                                            Series (continued)        Fidelity(R) Variable Insurance Products Fund
                                         ------------------------- ---------------------------------------------------

                                                                              VIP                       VIP
                                                 Federated             Asset Manager/SM/         Asset Manager/SM/
                                            Managed Volatility           Portfolio --              Portfolio --
                                                  Fund II                Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $146,153     $211,073     $271,362      $99,071     $(21,524)    $(57,095)
Net realized gain (loss) on investments       54,941      (68,905)      98,303      130,036      (14,473)      45,982
Change in unrealized appreciation
(depreciation) on investments                665,679      186,922      (32,575)  (1,498,574)     (57,852)    (298,458)
Capital gain distribution                         --           --    5,017,973    2,028,815      836,573      377,030
Increase (decrease) in net assets from
operations                                   866,773      329,090    5,355,063      759,348      742,724       67,459

From capital transactions (note 4):
Net premiums                                     360          360       86,999      288,920          408          408
Death benefits                               (83,169)    (201,909)    (879,039)  (1,248,804)          --      (34,052)
Surrenders                                  (567,163)    (670,285)  (4,180,102)  (3,967,589)  (1,053,708)    (701,980)
Administrative expenses                       (8,838)     (10,413)     (38,371)     (43,125)     (11,108)     (13,782)
Transfers between subaccounts
(including fixed account), net              (122,211)    (224,799)    (776,107)    (479,835)  (1,160,658)    (750,121)
Increase (decrease) in net assets from
capital transactions                        (781,021)  (1,107,046)  (5,786,620)  (5,450,433)  (2,225,066)  (1,499,527)
Increase (decrease) in net assets             85,752     (777,956)    (431,557)  (4,691,085)  (1,482,342)  (1,432,068)
Net assets at beginning of year            5,631,215    6,409,171   44,750,829   49,441,914    7,542,431    8,974,499
Net assets at end of year                 $5,716,967   $5,631,215  $44,319,272  $44,750,829   $6,060,089   $7,542,431

Change in units (note 5):
Units purchased                                4,467        6,628        9,943       32,902       25,523       31,826
Units redeemed                               (41,930)     (62,633)    (143,408)    (163,559)    (166,466)    (132,152)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (37,463)     (56,005)    (133,465)    (130,657)    (140,943)    (100,326)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Fidelity(R) Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------------
                                                                                               VIP
           VIP                          VIP                         VIP                  Dynamic Capital
        Balanced                   Contrafund(R)               Contrafund(R)              Appreciation
      Portfolio --                 Portfolio --                Portfolio --               Portfolio --
     Service Class 2               Initial Class              Service Class 2            Service Class 2
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(418,316)     $(473,727)    $(480,684)    $(690,584)  $(1,175,391)  $(1,978,029)    $(21,826)    $(20,192)
  1,656,279        693,387     5,271,110     3,093,756     5,532,883    16,380,470       86,529       29,236
  6,000,747      1,170,468     9,014,818    (4,745,020)   13,474,659   (23,896,418)     249,855     (104,087)
  1,786,068      1,703,430     5,653,190     8,724,390     7,290,931    17,474,342      159,055      106,029
  9,024,778      3,093,558    19,458,434     6,382,542    25,123,082     7,980,365      473,613       10,986

     61,880        217,269        85,654        27,347     1,305,085       837,649          550          550
     77,308          3,192    (2,056,435)   (1,365,279)     (402,109)     (508,703)        (546)      (4,124)
 (6,155,516)    (8,155,519)  (12,480,284)  (10,998,041)  (12,838,916)  (14,991,503)    (215,221)    (223,094)
   (354,530)      (345,299)     (131,147)     (147,190)     (776,657)   (1,053,245)      (8,243)      (8,227)
 (1,020,103)     2,768,370    (3,253,482)   (2,991,604)   14,801,442   (88,135,131)    (146,004)    (138,850)
 (7,390,961)    (5,511,987)  (17,835,694)  (15,474,767)    2,088,845  (103,850,933)    (369,464)    (373,745)
  1,633,817     (2,418,429)    1,622,740    (9,092,225)   27,211,927   (95,870,568)     104,149     (362,759)
 67,007,724     69,426,153   104,523,209   113,615,434   121,938,117   217,808,685    2,361,729    2,724,488
$68,641,541    $67,007,724  $106,145,949  $104,523,209  $149,150,044  $121,938,117   $2,465,878   $2,361,729

    352,190      1,048,220        57,033        65,426     1,605,935     1,513,269        1,328        2,090
   (809,022)    (1,443,558)     (449,907)     (431,540)   (1,262,887)   (8,482,569)     (14,712)     (18,973)
   (456,832)      (395,338)     (392,874)     (366,114)      343,048    (6,969,300)     (13,384)     (16,883)

--------------------------

           VIP
      Equity-Income
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $245,148     $713,481
  1,059,403     (693,924)
  5,943,354    7,130,949
  1,748,239    5,475,755
  8,996,144   12,626,261

    139,946       46,635
 (1,185,539)  (1,728,938)
 (9,744,727)  (8,698,023)
    (86,274)     (97,833)
 (1,053,446)    (914,623)
(11,930,040) (11,392,782)
 (2,933,896)   1,233,479
 86,519,853   85,286,374
$83,585,957  $86,519,853

     36,888       68,238
   (296,843)    (310,210)
   (259,955)    (241,972)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                    VIP                       VIP                       VIP
                                               Equity-Income            Growth & Income           Growth & Income
                                               Portfolio --              Portfolio --              Portfolio --
                                              Service Class 2            Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(12,050)   $(226,570)    $(39,320)     $44,487     $(92,037)     $29,393
Net realized gain (loss) on investments      964,680   (1,235,103)     997,758      764,684      873,126    1,037,002
Change in unrealized appreciation
(depreciation) on investments              5,448,613    5,323,595    1,477,534      636,679    1,336,341      413,515
Capital gain distribution                  1,275,369    6,568,306      502,950    1,240,097      448,819      909,366
Increase (decrease) in net assets from
operations                                 7,676,612   10,430,228    2,938,922    2,685,947    2,566,249    2,389,276

From capital transactions (note 4):
Net premiums                                 132,179      171,312        2,475        1,002       57,389      157,695
Death benefits                              (549,651)    (158,859)    (223,320)    (521,787)      (4,554)     (58,448)
Surrenders                                (6,446,849)  (7,263,975)  (2,078,591)  (1,868,697)  (1,476,714)  (1,529,327)
Administrative expenses                     (353,097)    (423,536)     (32,307)     (34,435)     (60,019)     (58,465)
Transfers between subaccounts
(including fixed account), net            24,930,153  (53,048,655)    (224,888)    (300,626)  (1,699,016)   3,730,414
Increase (decrease) in net assets from
capital transactions                      17,712,735  (60,723,713)  (2,556,631)  (2,724,543)  (3,182,914)   2,241,869
Increase (decrease) in net assets         25,389,347  (50,293,485)     382,291      (38,596)    (616,665)   4,631,145
Net assets at beginning of year           52,128,872  102,422,357   20,833,874   20,872,470   19,602,200   14,971,055
Net assets at end of year                $77,518,219  $52,128,872  $21,216,165  $20,833,874  $18,985,535  $19,602,200

Change in units (note 5):
Units purchased                            2,092,152    1,102,852       24,842       36,637       69,100      791,986
Units redeemed                              (742,874)  (5,634,908)    (132,914)    (163,593)    (256,895)    (631,066)
Net increase (decrease) in units from
capital transactions with contract
owners                                     1,349,278   (4,532,056)    (108,072)    (126,956)    (187,795)     160,920

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                         VIP
         Growth                      Growth                      VIP                       VIP
      Opportunities               Opportunities                Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --              Portfolio --
      Initial Class              Service Class 2            Initial Class            Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(111,583)     $(104,138)    $(57,491)   $(468,231)   $(677,191)   $(730,334)   $(269,990)   $(259,040)
    604,602        612,573       91,748     (329,066)   3,967,887    2,898,714    1,211,803      962,397
    946,810       (915,182)     514,295   (2,056,659)   9,302,913   (8,223,943)   2,722,801   (3,866,413)
  1,256,491        203,503      572,056    1,048,670    4,289,384    5,524,531    1,266,200    2,131,079
  2,696,320       (203,244)   1,120,608   (1,805,286)  16,882,993     (531,032)   4,930,814   (1,031,977)

     68,810            240        7,619       47,419       33,866      148,260       78,294       82,220
   (131,495)      (662,638)    (333,627)     (50,097)    (708,416)    (585,718)    (447,595)    (172,070)
 (1,023,289)      (773,541)    (350,628)  (2,808,031)  (6,584,668)  (5,653,434)  (1,971,799)  (1,592,173)
    (12,471)       (14,413)     (23,890)    (231,010)     (61,433)     (65,462)     (55,021)     (45,139)
     38,321       (602,422)    (546,006) (44,195,968)    (670,935)    (620,553)   3,628,324   (5,360,782)
 (1,060,124)    (2,052,774)  (1,246,532) (47,237,687)  (7,991,586)  (6,776,907)   1,232,203   (7,087,944)
  1,636,196     (2,256,018)    (125,924) (49,042,973)   8,891,407   (7,307,939)   6,163,017   (8,119,921)
  8,601,083     10,857,101    4,002,498   53,045,471   53,604,296   60,912,235   15,246,424   23,366,345
$10,237,279     $8,601,083   $3,876,574   $4,002,498  $62,495,703  $53,604,296  $21,409,441  $15,246,424

     31,659          7,982        7,245      579,483       35,519       32,152      249,115       54,351
    (80,867)      (120,033)     (72,701)  (3,553,722)    (221,658)    (220,061)    (237,227)    (511,958)
    (49,208)      (112,051)     (65,456)  (2,974,239)    (186,139)    (187,909)      11,888     (457,607)

----------------------------
            VIP
        Investment
        Grade Bond
       Portfolio --
      Service Class 2
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2017          2016
---------------------------


    $547,329      $746,001
    (450,784)     (645,378)
   2,167,226     3,050,173
     615,806        62,848
   2,879,577     3,213,644

     263,884       223,255
    (326,553)     (219,941)
 (14,925,390)  (15,610,930)
  (1,098,409)   (1,158,993)
  (2,373,404)   14,618,797
 (18,459,872)   (2,147,812)
 (15,580,295)    1,065,832
 137,125,606   136,059,774
$121,545,311  $137,125,606

     957,509     3,337,085
  (2,401,367)   (3,537,286)
  (1,443,858)     (200,201)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------------
                                                    VIP                        VIP                        VIP
                                                  Mid Cap                    Mid Cap                   Overseas
                                               Portfolio --               Portfolio --               Portfolio --
                                               Initial Class             Service Class 2             Initial Class
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                              2017         2016        2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)                $(5)        $(24)    $(1,492,205)  $(1,534,564)      $7,376         $927
Net realized gain (loss) on investments         30           (1)      3,510,520      (445,675)     521,065      172,235
Change in unrealized appreciation
(depreciation) on investments                1,640          521      14,009,816     6,457,169    3,667,489   (1,383,608)
Capital gain distribution                      527          620       6,328,394     7,501,745       15,545       27,260
Increase (decrease) in net assets from
operations                                   2,192        1,116      22,356,525    11,978,675    4,211,475   (1,183,186)

From capital transactions (note 4):
Net premiums                                   240          240         755,608       552,723        6,131       48,603
Death benefits                                  --           --        (906,813)     (319,855)    (419,103)    (182,569)
Surrenders                                      --         (698)    (13,955,470)  (12,515,306)  (1,795,425)  (1,867,107)
Administrative expenses                         --           --        (680,871)     (598,582)     (21,654)     (22,894)
Transfers between subaccounts
(including fixed account), net                (133)           2     (12,193,815)   15,065,202      230,115     (633,550)
Increase (decrease) in net assets from
capital transactions                           107         (456)    (26,981,361)    2,184,182   (1,999,936)  (2,657,517)
Increase (decrease) in net assets            2,299          660      (4,624,836)   14,162,857    2,211,539   (3,840,703)
Net assets at beginning of year             10,990       10,330     134,193,213   120,030,356   15,402,955   19,243,658
Net assets at end of year                  $13,289      $10,990    $129,568,377  $134,193,213  $17,614,494  $15,402,955

Change in units (note 5):
Units purchased                                  6            9         280,057     1,596,326       39,644       30,849
Units redeemed                                  (3)         (22)     (1,230,162)   (1,441,024)    (111,988)    (138,051)
Net increase (decrease) in units from
capital transactions with contract
owners                                           3          (13)       (950,105)      155,302      (72,344)    (107,202)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Fidelity(R) Variable
 Insurance Products Fund
       (continued)                                   Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------
                                   Franklin                                              Franklin
           VIP                  Founding Funds                Franklin                   Large Cap
    Value Strategies              Allocation                   Income                     Growth
      Portfolio --                VIP Fund --                VIP Fund --                VIP Fund --
     Service Class 2            Class 2 Shares             Class 2 Shares             Class 2 Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016           2017         2016
-----------------------------------------------------------------------------------------------------------


    $(7,593)     $(18,023)    $551,008   $1,514,162    $6,770,182    $9,992,933     $(1,567)     $(2,927)
     74,076        87,069     (183,017)  (2,334,725)    2,693,829    (3,089,747)      4,445        2,417
   (295,632)      118,628    3,495,190    6,108,152    13,213,794    29,429,386      23,700       (9,253)
    655,723            --    2,939,896    2,489,902            --            --      13,843        3,268
    426,574       187,674    6,803,077    7,777,491    22,677,805    36,332,572      40,421       (6,495)

        122        10,485       62,383      282,562       153,634       491,241          --           --
     (6,574)        2,584     (453,526)     (71,053)   (1,227,358)     (663,162)         --           --
   (272,815)     (276,151)  (7,277,680)  (7,970,871)  (34,615,865)  (38,087,142)    (11,014)     (20,606)
     (7,522)       (7,708)    (481,582)    (515,535)   (1,211,176)   (1,274,012)       (428)        (838)
   (223,441)     (206,679)  (2,323,368)  (4,844,105)   (9,284,928)  (22,283,122)    (21,349)     (22,323)
   (510,230)     (477,469) (10,473,773) (13,119,002)  (46,185,693)  (61,816,197)    (32,791)     (43,767)
    (83,656)     (289,795)  (3,670,696)  (5,341,511)  (23,507,888)  (25,483,625)      7,630      (50,262)
  2,692,785     2,982,580   73,691,880   79,033,391   322,403,562   347,887,187     168,462      218,724
 $2,609,129    $2,692,785  $70,021,184  $73,691,880  $298,895,674  $322,403,562    $176,092     $168,462

      5,765         6,606      281,075    1,291,585       714,387     2,406,215          34          257
    (30,362)      (33,596)  (1,129,671)  (2,495,993)   (3,719,433)   (6,955,188)     (1,545)      (2,503)
    (24,597)      (26,990)    (848,596)  (1,204,408)   (3,005,046)   (4,548,973)     (1,511)      (2,246)



--------------------------

        Franklin
      Mutual Shares
       VIP Fund --
     Class 2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $109,362      $66,768
    462,665      458,380
   (169,534)     312,273
    648,153    1,280,881
  1,050,646    2,118,302

     58,230       79,553
    (65,891)     (54,394)
 (1,101,492)  (1,327,527)
    (78,152)     (76,092)
   (562,687)    (661,818)
 (1,749,992)  (2,040,278)
   (699,346)      78,024
 16,317,531   16,239,507
$15,618,185  $16,317,531

     35,128       70,461
   (127,795)    (197,854)
    (92,667)    (127,393)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                   Foreign                 Global Bond
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 1 Shares            Class 2 Shares            Class 1 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $92,594      $49,234      $3,421        $1,742     $(85,021)    $(91,735)
Net realized gain (loss) on investments       27,490     (149,538)     19,505       (38,598)     (45,336)    (136,826)
Change in unrealized appreciation
(depreciation) on investments                911,438      387,141      88,903        75,524      180,925      321,035
Capital gain distribution                         --      118,187          --        18,455       20,084        5,684
Increase (decrease) in net assets from
operations                                 1,031,522      405,024     111,829        57,123       70,652       98,158

From capital transactions (note 4):
Net premiums                                   3,395        3,725          --            --       18,463        2,195
Death benefits                              (129,549)       4,944      (6,574)       (8,147)    (104,342)       9,263
Surrenders                                (1,136,063)    (763,243)    (86,509)      (82,484)    (790,958)    (664,942)
Administrative expenses                      (12,839)     (12,899)     (1,241)       (1,894)      (9,920)     (11,538)
Transfers between subaccounts
(including fixed account), net               293,024      250,398    (370,650)      (31,103)     (34,665)    (253,273)
Increase (decrease) in net assets from
capital transactions                        (982,032)    (517,075)   (464,974)     (123,628)    (921,422)    (918,295)
Increase (decrease) in net assets             49,490     (112,051)   (353,145)      (66,505)    (850,770)    (820,137)
Net assets at beginning of year            7,303,105    7,415,156   1,034,939     1,101,444    6,647,862    7,467,999
Net assets at end of year                 $7,352,595   $7,303,105    $681,794    $1,034,939   $5,797,092   $6,647,862

Change in units (note 5):
Units purchased                               31,558       52,955       6,160        40,546       23,722        9,283
Units redeemed                               (96,456)     (92,616)    (39,990)      (49,972)     (73,270)     (62,339)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (64,898)     (39,661)    (33,830)       (9,426)     (49,548)     (53,056)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Franklin Templeton
   Variable Insurance
Products Trust (continued)                     Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
        Templeton                 Goldman Sachs              Goldman Sachs             Goldman Sachs
         Growth                 Government Money               Large Cap                  Mid Cap
       VIP Fund --               Market Fund --              Value Fund --             Value Fund --
     Class 2 Shares              Service Shares          Institutional Shares      Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


     $5,890       $46,838   $(1,392,501)  $(2,087,134)     $10,029      $45,445    $(411,457)    $(22,257)
    251,449        51,406            --            --      (30,095)    (251,364)   1,143,437      (68,173)
  1,412,343       188,113            --            --     (620,050)     817,230    1,052,214    4,736,554
         --       354,190            --            --    1,214,491       74,358    2,171,291       24,259
  1,669,682       640,547    (1,392,501)   (2,087,134)     574,375      685,669    3,955,485    4,670,383

     90,857         2,016       165,769       252,019        2,175           --      380,562       36,279
    (18,941)      (32,189)  (86,352,964)  (68,816,128)    (102,988)     (43,323)    (297,862)    (347,178)
   (761,225)     (715,766)  (49,651,362)  (46,886,522)    (808,346)  (1,059,788)  (4,708,444)  (3,331,700)
    (55,199)      (49,448)     (320,619)     (332,242)     (12,086)     (12,955)     (95,600)     (77,203)
  1,834,074      (562,906)  129,524,722   111,673,309      (37,587)    (427,525) (11,261,087)   7,883,927
  1,089,566    (1,358,293)   (6,634,454)   (4,109,564)    (958,832)  (1,543,591) (15,982,431)   4,164,125
  2,759,248      (717,746)   (8,026,955)   (6,196,698)    (384,457)    (857,922) (12,026,946)   8,834,508
  8,798,294     9,516,040   132,975,565   139,172,263    7,464,157    8,322,079   51,961,208   43,126,700
$11,557,542    $8,798,294  $124,948,610  $132,975,565   $7,079,700   $7,464,157  $39,934,262  $51,961,208

    231,424        82,207    19,596,963    19,076,856       15,158        8,512       54,294      495,792
   (136,612)     (216,902)  (20,303,837)  (19,530,206)     (70,140)    (108,152)    (683,925)    (209,215)
     94,812      (134,695)     (706,874)     (453,350)     (54,982)     (99,640)    (629,631)     286,577


JPMorgan Insurance Trust
-------------------------
        JPMorgan
     Insurance Trust
        Core Bond
  Portfolio -- Class 1
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $25,249      $30,293
    (14,160)     (16,795)
     52,481       (2,731)
         --           --
     63,570       10,767

         --           --
    (43,427)     (29,430)
   (340,060)    (351,878)
     (6,322)      (5,393)
    (35,020)     284,630
   (424,829)    (102,071)
   (361,259)     (91,304)
  3,767,632    3,858,936
 $3,406,373   $3,767,632

     29,041      133,448
    (59,689)    (140,825)
    (30,648)      (7,377)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 JPMorgan                  JPMorgan                  JPMorgan
                                              Insurance Trust           Insurance Trust           Insurance Trust
                                             Intrepid Mid Cap            Mid Cap Value            Small Cap Core
                                           Portfolio -- Class 1      Portfolio -- Class 1      Portfolio -- Class 1
                                         ------------------------- ------------------------- -------------------------
                                         Period from
                                         January 1 to  Year ended   Year ended   Year ended   Year ended   Year ended
                                           May 19,    December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(1,973)     $(3,899)     $(1,867)      $(786)      $(3,443)     $(2,125)
Net realized gain (loss) on investments      32,261       12,079        9,475       5,146        16,423        4,951
Change in unrealized appreciation
(depreciation) on investments               (17,707)     (12,795)       5,550       2,246        13,006       34,607
Capital gain distribution                        --       36,847       13,603       5,009         1,562          607
Increase (decrease) in net assets from
operations                                   12,581       32,232       26,761      11,615        27,548       38,040

From capital transactions (note 4):
Net premiums                                     --           --           --          --            --           --
Death benefits                                   --       (3,616)      (2,278)         --        (3,230)          --
Surrenders                                  (17,648)     (28,584)     (20,725)     (9,319)      (28,407)     (11,023)
Administrative expenses                        (125)        (323)        (429)       (360)         (211)        (160)
Transfers between subaccounts
(including fixed account), net             (326,969)     (32,431)     196,965      (3,822)      (18,934)     197,065
Increase (decrease) in net assets from
capital transactions                       (344,742)     (64,954)     173,533     (13,501)      (50,782)     185,882
Increase (decrease) in net assets          (332,161)     (32,722)     200,294      (1,886)      (23,234)     223,922
Net assets at beginning of year             332,161      364,883       94,678      96,564       231,315        7,393
Net assets at end of year                       $--     $332,161     $294,972     $94,678      $208,081     $231,315

Change in units (note 5):
Units purchased                                 430        9,497       16,776          98         1,663       15,879
Units redeemed                              (19,956)     (13,549)      (4,693)       (587)       (4,003)      (2,942)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (19,526)      (4,052)      12,083        (489)       (2,340)      12,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

JPMorgan Insurance Trust
       (continued)                                                    Janus Aspen Series
----------------------------------------------------------------------------------------------------------
        JPMorgan                     Janus                      Janus                      Janus
     Insurance Trust               Henderson                  Henderson                  Henderson
       U.S. Equity           Balanced Portfolio --      Balanced Portfolio --     Enterprise Portfolio --
  Portfolio -- Class 1       Institutional Shares          Service Shares          Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016          2017         2016
-----------------------------------------------------------------------------------------------------------


   $(11,519)     $(10,402)    $117,787     $562,985     $(432,932)     $143,262    $(381,772)   $(583,883)
    100,473       141,359    2,439,512    1,563,592     3,184,487     2,229,399    3,463,502    2,793,016
    116,687       (69,312)   8,532,626   (1,147,616)   12,735,340    (1,458,305)   4,906,631   (1,116,901)
     11,652        39,060      146,950    1,090,811       203,380     1,512,829    2,779,409    3,561,098
    217,293       100,705   11,236,875    2,069,772    15,690,275     2,427,185   10,767,770    4,653,330

         --            --        5,716       19,027       234,121       659,032        8,793        7,922
    (16,209)      (10,734)  (1,255,222)  (1,372,397)     (139,802)     (314,270)    (988,315)    (211,917)
   (139,378)      (95,706)  (8,664,498)  (8,800,644)  (10,652,017)  (10,834,740)  (5,717,150)  (5,265,262)
     (1,847)       (1,688)     (97,385)    (111,752)     (457,795)     (470,078)     (64,587)     (69,938)
   (127,049)       45,065     (169,826)  (1,005,082)     (511,254)   (3,006,241)    (689,446)    (397,295)
   (284,483)      (63,063) (10,181,215) (11,270,848)  (11,526,747)  (13,966,297)  (7,450,705)  (5,936,490)
    (67,190)       37,642    1,055,660   (9,201,076)    4,163,528   (11,539,112)   3,317,065   (1,283,160)
  1,195,808     1,158,166   71,783,063   80,984,139   103,508,492   115,047,604   45,233,085   46,516,245
 $1,128,618    $1,195,808  $72,838,723  $71,783,063  $107,672,020  $103,508,492  $48,550,150  $45,233,085

      2,090        30,415       38,403       74,415       317,058       805,237       26,164       46,628
    (14,758)      (33,726)    (316,023)    (393,955)     (925,655)   (1,594,294)    (186,172)    (205,278)
    (12,668)       (3,311)    (277,620)    (319,540)     (608,597)     (789,057)    (160,008)    (158,650)


--------------------------
          Janus
        Henderson
 Enterprise Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $(52,629)    $(70,611)
    287,130      183,033
    609,565      (56,660)
    327,771      387,369
  1,171,837      443,131

      1,287        1,097
    (58,741)      52,943
   (357,883)    (377,431)
     (9,080)      (8,325)
    (32,829)     (45,899)
   (457,246)    (377,615)
    714,591       65,516
  4,823,600    4,758,084
 $5,538,191   $4,823,600

     24,878       23,654
    (57,918)     (50,936)
    (33,040)     (27,282)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                   Janus
                                                 Henderson                   Janus                     Janus
                                               Flexible Bond               Henderson                 Henderson
                                               Portfolio --           Forty Portfolio --        Forty Portfolio --
                                           Institutional Shares      Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $169,182     $219,365    $(513,090)   $(499,034)   $(335,849)   $(782,356)
Net realized gain (loss) on investments     (150,802)     (72,693)     717,126      149,583      191,593   (1,939,882)
Change in unrealized appreciation
(depreciation) on investments                265,123       54,178    6,556,257   (4,028,245)   5,144,342   (3,954,748)
Capital gain distribution                         --           --    1,870,160    4,527,856      726,213    6,920,071
Increase (decrease) in net assets from
operations                                   283,503      200,850    8,630,453      150,160    5,726,299      243,085

From capital transactions (note 4):
Net premiums                                   1,980        4,690        6,032       28,737       37,524      448,710
Death benefits                              (234,543)     (91,482)    (917,348)    (970,812)    (153,130)     (39,902)
Surrenders                                (1,574,688)  (1,748,446)  (3,983,932)  (3,776,898)  (2,399,414)  (4,989,301)
Administrative expenses                      (18,196)     (23,137)     (50,019)     (54,512)    (111,350)    (323,500)
Transfers between subaccounts
(including fixed account), net            (1,683,153)      71,333     (479,196)    (281,196) (27,246,315)  (7,051,421)
Increase (decrease) in net assets from
capital transactions                      (3,508,600)  (1,787,042)  (5,424,463)  (5,054,681) (29,872,685) (11,955,414)
Increase (decrease) in net assets         (3,225,097)  (1,586,192)   3,205,990   (4,904,521) (24,146,386) (11,712,329)
Net assets at beginning of year           14,878,226   16,464,418   32,376,036   37,280,557   37,014,533   48,726,862
Net assets at end of year                $11,653,129  $14,878,226  $35,582,026  $32,376,036  $12,868,147  $37,014,533

Change in units (note 5):
Units purchased                               29,691       45,155       30,883       37,253       46,149      653,842
Units redeemed                              (163,701)    (122,045)    (171,262)    (191,243)  (1,703,952)  (1,182,061)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (134,010)     (76,890)    (140,379)    (153,990)  (1,657,803)    (528,219)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------
          Janus                       Janus                     Janus
        Henderson                   Henderson                 Henderson                   Janus
     Global Research             Global Research          Global Technology             Henderson
      Portfolio --                Portfolio --              Portfolio --          Overseas Portfolio --
  Institutional Shares           Service Shares            Service Shares         Institutional Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(248,616)     $(134,644)    $(30,810)    $(21,644)    $(77,774)    $(78,021)     $42,897     $699,510
  2,415,529      1,476,408      261,371      155,191      708,180      214,026   (1,392,153)  (1,625,403)
  7,424,646     (1,175,004)     558,030     (128,227)   1,547,467      311,594    7,169,264   (1,774,392)
         --             --           --           --      433,855      205,287           --      677,839
  9,591,559        166,760      788,591        5,320    2,611,728      652,886    5,820,008   (2,022,446)

     17,346         48,246        1,168       12,945        8,436        2,277        3,668        6,056
   (841,092)      (417,202)     (70,551)    (148,776)     (22,004)      78,234     (460,127)    (218,290)
 (4,285,848)    (4,011,386)    (457,580)    (310,756)    (873,778)    (572,262)  (2,493,291)  (1,635,397)
    (47,569)       (54,168)      (5,504)      (5,629)     (16,290)     (13,189)     (32,046)     (35,546)
   (764,830)      (772,210)      58,088       27,317      797,363       90,170     (477,364)    (244,799)
 (5,921,993)    (5,206,720)    (474,379)    (424,899)    (106,273)    (414,770)  (3,459,160)  (2,127,976)
  3,669,566     (5,039,960)     314,212     (419,579)   2,505,455      238,116    2,360,848   (4,150,422)
 40,317,046     45,357,006    3,384,079    3,803,658    5,893,134    5,655,018   21,291,097   25,441,519
$43,986,612    $40,317,046   $3,698,291   $3,384,079   $8,398,589   $5,893,134  $23,651,945  $21,291,097

     23,075         29,381       22,153       12,037      174,782       74,135       24,948       28,419
   (218,403)      (239,430)     (72,968)     (62,000)    (176,931)    (123,585)    (149,725)    (117,158)
   (195,328)      (210,049)     (50,815)     (49,963)      (2,149)     (49,450)    (124,777)     (88,739)

--------------------------

          Janus
        Henderson
  Overseas Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


       $323      $82,029
    (34,706)    (252,135)
    669,836     (231,935)
         --       85,617
    635,453     (316,424)

         --           --
    (27,540)      (3,989)
   (236,809)    (718,002)
     (5,212)      (5,773)
    (80,693)    (169,091)
   (350,254)    (896,855)
    285,199   (1,213,279)
  2,325,985    3,539,264
 $2,611,184   $2,325,985

        261           --
    (25,627)     (86,561)
    (25,366)     (86,561)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Legg Mason Partners
                                                   Janus Aspen Series (continued)              Variable Equity Trust
                                         --------------------------------------------------- -------------------------
                                                   Janus                     Janus                  ClearBridge
                                                 Henderson                 Henderson            Variable Aggressive
                                           Research Portfolio --     Research Portfolio --      Growth Portfolio --
                                           Institutional Shares         Service Shares               Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(437,873)   $(382,417)    $(47,621)    $(43,234)   $(103,574)   $(132,844)
Net realized gain (loss) on investments    1,949,963    1,278,296      220,485      130,205      184,040   (2,191,325)
Change in unrealized appreciation
(depreciation) on investments              7,964,108   (4,078,605)     610,285     (361,953)     503,861      905,002
Capital gain distribution                    406,828    2,637,466       35,074      230,278      427,531      407,496
Increase (decrease) in net assets from
operations                                 9,883,026     (545,260)     818,223      (44,704)   1,011,858   (1,011,671)

From capital transactions (note 4):
Net premiums                                  81,150       28,638           37           14       35,261      135,504
Death benefits                              (388,154)    (936,019)      31,783       70,099     (515,019)      48,330
Surrenders                                (5,331,353)  (5,233,888)    (544,329)    (389,169)    (584,541)    (993,684)
Administrative expenses                      (57,190)     (66,291)      (5,377)      (6,230)     (30,357)     (35,776)
Transfers between subaccounts
(including fixed account), net              (877,571)    (677,905)    (115,152)    (106,646)  (1,411,096) (12,308,223)
Increase (decrease) in net assets from
capital transactions                      (6,573,118)  (6,885,465)    (633,038)    (431,932)  (2,505,752) (13,153,849)
Increase (decrease) in net assets          3,309,908   (7,430,725)     185,185     (476,636)  (1,493,894) (14,165,520)
Net assets at beginning of year           40,553,295   47,984,020    3,428,698    3,905,334    7,729,429   21,894,949
Net assets at end of year                $43,863,203  $40,553,295   $3,613,883   $3,428,698   $6,235,535   $7,729,429

Change in units (note 5):
Units purchased                               31,838       29,098       10,415       25,408       11,614      224,086
Units redeemed                              (254,080)    (304,022)     (59,875)     (64,085)     (91,234)    (714,083)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (222,242)    (274,924)     (49,460)     (38,677)     (79,620)    (489,997)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

            Legg Mason Partners Variable Equity Trust (continued)
-------------------------------------------------------------------------------
       ClearBridge                ClearBridge               ClearBridge
    Variable Dividend          Variable Dividend     Variable Large Cap Value
  Strategy Portfolio --      Strategy Portfolio --         Portfolio --
         Class I                   Class II                   Class I
-------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016
-------------------------------------------------------------------------------


       $588        $3,902     $(37,209)    $(13,441)    $(11,067)     $(3,690)
    266,685       285,945      312,940      349,762      452,676     (513,013)
    510,179       301,111    1,160,446      375,470    1,030,284    1,676,323
         --            --           --           --      484,666      303,108
    777,452       590,958    1,436,177      711,791    1,956,559    1,462,728

         --        49,995      102,158        1,099       31,795        4,184
    (16,479)     (189,587)    (179,689)      (6,924)    (210,565)    (106,437)
   (568,953)     (552,674)    (557,423)    (901,025)  (1,476,188)  (1,488,820)
     (8,560)       (8,775)     (23,809)     (12,381)     (39,770)     (39,930)
    (51,548)      411,960      802,462    2,914,945    1,503,950   (3,601,658)
   (645,540)     (289,081)     143,699    1,995,714     (190,778)  (5,232,661)
    131,912       301,877    1,579,876    2,707,505    1,765,781   (3,769,933)
  4,858,837     4,556,960    8,381,196    5,673,691   15,224,335   18,994,268
 $4,990,749    $4,858,837   $9,961,072   $8,381,196  $16,990,116  $15,224,335

     17,377        84,032       89,201      248,195      182,467       48,453
    (57,530)     (104,248)     (80,528)    (118,023)    (138,255)    (520,842)
    (40,153)      (20,216)       8,673      130,172       44,212     (472,389)

          MFS(R) Variable Insurance Trust
---------------------------------------------------
         MFS(R)                    MFS(R)
     Investors Trust            New Discovery
    Series -- Service         Series -- Service
      Class Shares              Class Shares
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(55,995)    $(53,462)   $(214,007)   $(190,969)
    256,182      215,218      167,558     (316,065)
    651,866     (415,337)   2,784,673      706,160
    219,532      597,647      282,065      594,759
  1,071,585      344,066    3,020,289      793,885

      3,814        2,614        6,156        2,815
     11,173       (9,558)    (201,356)      58,263
   (510,643)    (625,004)  (1,285,210)  (1,522,087)
    (13,265)     (12,739)     (30,226)     (27,715)
     85,178     (123,380)     774,794     (665,942)
   (423,743)    (768,067)    (735,842)  (2,154,666)
    647,842     (424,001)   2,284,447   (1,360,781)
  5,308,897    5,732,898   12,301,012   13,661,793
 $5,956,739   $5,308,897  $14,585,459  $12,301,012

     21,723        7,021       88,995       32,013
    (45,735)     (56,492)    (104,447)    (158,941)
    (24,012)     (49,471)     (15,452)    (126,928)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                             MFS(R) Variable Insurance
                                             MFS(R) Variable Insurance Trust (continued)             Trust II
                                         --------------------------------------------------- -------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 Massachusetts
                                               Total Return                Utilities          Investors Growth Stock
                                             Series -- Service         Series -- Service       Portfolio -- Service
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017        2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $118,821     $383,502     $389,455     $366,844     $(92,319)    $(88,334)
Net realized gain (loss) on investments    1,170,514    1,655,255      418,144      307,230        1,211     (119,635)
Change in unrealized appreciation
(depreciation) on investments              1,909,747     (569,702)   1,243,268      914,355    1,512,665     (370,071)
Capital gain distribution                  1,307,932    1,593,507           --      425,160      417,438      880,331
Increase (decrease) in net assets from
operations                                 4,507,014    3,062,562    2,050,867    2,013,589    1,838,995      302,291

From capital transactions (note 4):
Net premiums                                  68,483      214,943       24,104       79,175        8,798       15,148
Death benefits                              (171,573)     (45,730)     (42,976)     (86,710)     (81,314)      29,457
Surrenders                                (4,161,033)  (6,169,362)  (2,006,105)  (1,572,548)    (739,082)    (769,573)
Administrative expenses                     (216,406)    (212,580)     (47,969)     (57,423)     (16,747)     (15,415)
Transfers between subaccounts
(including fixed account), net            (1,378,510)   3,719,429   (1,456,663)    (925,699)     (97,572)     499,610
Increase (decrease) in net assets from
capital transactions                      (5,859,039)  (2,493,300)  (3,529,609)  (2,563,205)    (925,917)    (240,773)
Increase (decrease) in net assets         (1,352,025)     569,262   (1,478,742)    (549,616)     913,078       61,518
Net assets at beginning of year           48,180,165   47,610,903   16,771,890   17,321,506    7,378,626    7,317,108
Net assets at end of year                $46,828,140  $48,180,165  $15,293,148  $16,771,890   $8,291,704   $7,378,626

Change in units (note 5):
Units purchased                              129,903      656,771       27,487      204,468       33,120       94,789
Units redeemed                              (508,611)    (840,047)    (164,056)    (294,043)    (112,359)    (118,887)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (378,708)    (183,276)    (136,569)     (89,575)     (79,239)     (24,098)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

MFS(R) Variable Insurance
  Trust II (continued)                                      Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
         MFS(R)                  Oppenheimer               Oppenheimer               Oppenheimer               Oppenheimer
    Strategic Income        Capital Appreciation      Capital Appreciation      Conservative Balanced     Conservative Balanced
  Portfolio -- Service           Fund/VA --                Fund/VA --                Fund/VA --                Fund/VA --
      Class Shares           Non-Service Shares          Service Shares          Non-Service Shares          Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
     2017         2016        2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


     $924         $467      $(332,282)   $(287,508)    $(71,191)    $(71,036)     $66,096     $116,614     $(37,598)     $55,490
       95          (30)     1,188,652      755,026      114,391      159,748      157,609       94,810      521,323      650,307
      380        1,562      3,023,815   (4,780,905)     538,823     (832,250)     606,417      219,468      946,247      (38,453)
       --           --      2,534,406    3,025,154      428,079      510,556           --           --           --           --
    1,399        1,999      6,414,591   (1,288,233)   1,010,102     (232,982)     830,122      430,892    1,429,972      667,344

       --           --         11,158       11,903        6,436       10,591        7,291       56,820       36,106       16,249
       --           --       (342,115)    (959,888)     (35,989)     (85,656)    (124,822)    (233,964)     (64,645)     (15,105)
   (5,175)        (320)    (3,253,998)  (2,446,208)    (232,869)    (528,437)  (1,380,602)  (1,097,351)  (2,414,448)  (3,075,275)
     (178)        (182)       (31,691)     (35,830)     (23,322)     (26,541)     (13,331)     (15,169)     (99,349)    (101,039)
      596        9,318     (1,912,203)    (385,652)    (464,541)    (515,298)     306,127      408,790     (132,811)   2,452,515
   (4,757)       8,816     (5,528,849)  (3,815,675)    (750,285)  (1,145,341)  (1,205,337)    (880,874)  (2,675,147)    (722,655)
   (3,358)      10,815        885,742   (5,103,908)     259,817   (1,378,323)    (375,215)    (449,982)  (1,245,175)     (55,311)
   32,118       21,303     27,894,395   32,998,303    4,385,522    5,763,845   11,157,952   11,607,934   22,007,227   22,062,538
  $28,760      $32,118    $28,780,137  $27,894,395   $4,645,339   $4,385,522  $10,782,737  $11,157,952  $20,762,052  $22,007,227

       57          967          5,208       23,855        6,612       30,490       30,020       37,027      135,423      574,772
     (486)         (79)      (106,837)    (124,931)     (41,938)     (97,646)     (56,930)     (63,908)    (389,005)    (634,572)
     (429)         888       (101,629)    (101,076)     (35,326)     (67,156)     (26,910)     (26,881)    (253,582)     (59,800)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Oppenheimer Variable Account Funds (continued)
                                         -----------------------------------------------------------------------------
                                                Oppenheimer               Oppenheimer
                                             Discovery Mid Cap         Discovery Mid Cap            Oppenheimer
                                             Growth Fund/VA --         Growth Fund/VA --         Global Fund/VA --
                                            Non-Service Shares          Service Shares            Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016        2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(314,331)   $(319,538)   $(113,477)   $(103,566)   $(683,718)   $(604,834)
Net realized gain (loss) on investments    1,244,852    1,195,889       92,196       45,194    4,116,053    1,115,606
Change in unrealized appreciation
(depreciation) on investments              2,326,532   (2,538,535)     998,578     (482,678)  19,355,389   (9,810,199)
Capital gain distribution                  2,422,955    1,838,508      753,459      555,590           --    6,147,424
Increase (decrease) in net assets from
operations                                 5,680,008      176,324    1,730,756       14,540   22,787,724   (3,152,003)

From capital transactions (note 4):
Net premiums                                  16,678       15,351      148,366      164,402      144,413      572,057
Death benefits                              (315,316)    (218,525)    (132,938)     (32,190)    (331,356)    (201,800)
Surrenders                                (2,797,724)  (2,489,885)    (430,118)    (427,719)  (7,411,783)  (7,028,631)
Administrative expenses                      (22,496)     (25,859)     (36,691)     (31,905)    (476,847)    (501,643)
Transfers between subaccounts
(including fixed account), net              (416,772)    (775,909)     553,568     (594,043)   3,684,057  (22,745,386)
Increase (decrease) in net assets from
capital transactions                      (3,535,630)  (3,494,827)     102,187     (921,455)  (4,391,516) (29,905,403)
Increase (decrease) in net assets          2,144,378   (3,318,503)   1,832,943     (906,915)  18,396,208  (33,057,406)
Net assets at beginning of year           22,242,172   25,560,675    6,550,215    7,457,130   66,986,981  100,044,387
Net assets at end of year                $24,386,550  $22,242,172   $8,383,158   $6,550,215  $85,383,189  $66,986,981

Change in units (note 5):
Units purchased                                6,409       18,047       54,953       28,668      871,234      797,491
Units redeemed                               (81,144)     (95,754)     (50,970)     (71,132)  (1,111,100)  (2,594,440)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (74,735)     (77,707)       3,983      (42,464)    (239,866)  (1,796,949)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------
       Oppenheimer                 Oppenheimer                Oppenheimer               Oppenheimer
    Global Strategic               Main Street             Main Street Small           Total Return
    Income Fund/VA --              Fund/VA --              Cap Fund(R)/VA --          Bond Fund/VA --
   Non-Service Shares            Service Shares             Service Shares          Non-Service Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


    $34,573      $146,586     $(743,287)    $(954,426)   $(474,876)   $(748,296)    $101,153     $251,746
    (55,124)      (92,397)    5,512,937     4,926,044    3,014,408    1,843,069     (151,248)    (267,573)
    196,897       148,225     8,775,146    (5,092,562)     278,650    4,636,999      360,851      229,844
         --            --     1,903,483     9,706,992    2,589,921    2,209,013           --           --
    176,346       202,414    15,448,279     8,586,048    5,408,103    7,940,785      310,756      214,017

      2,615        89,938       164,551       307,913      174,507      348,767       17,413        4,650
    (52,229)      (25,492)     (340,920)      (91,215)    (186,173)     (69,575)    (202,853)    (253,976)
   (604,101)     (431,443)  (12,426,446)  (10,210,224)  (4,894,685)  (4,861,853)    (963,441)  (1,367,155)
     (5,352)       (6,319)     (868,817)     (746,681)    (321,336)    (384,871)     (16,993)     (21,567)
     93,013      (108,907)   (4,788,412)   29,291,102   (6,493,821)  (9,330,793)      61,808      323,312
   (566,054)     (482,223)  (18,260,044)   18,550,895  (11,721,508) (14,298,325)  (1,104,066)  (1,314,736)
   (389,708)     (279,809)   (2,811,765)   27,136,943   (6,313,405)  (6,357,540)    (793,310)  (1,100,719)
  3,800,025     4,079,834   112,227,375    85,090,432   50,574,413   56,931,953   10,453,529   11,554,248
 $3,410,317    $3,800,025  $109,415,610  $112,227,375  $44,261,008  $50,574,413   $9,660,219  $10,453,529

     31,617        37,779       423,949     2,905,518      231,815      562,798       43,385       66,056
    (84,724)      (85,241)   (1,441,093)   (1,696,283)    (691,810)  (1,417,247)    (114,881)    (132,260)
    (53,107)      (47,462)   (1,017,144)    1,209,235     (459,995)    (854,449)     (71,496)     (66,204)

     PIMCO Variable
     Insurance Trust
-------------------------

        All Asset
  Portfolio -- Advisor
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $221,604      $65,481
     19,516     (572,433)
    639,404    1,155,002
         --           --
    880,524      648,050

      3,034       81,797
    (70,011)      19,529
   (862,811)    (720,638)
    (30,226)     (32,141)
   (176,974)    (560,291)
 (1,136,988)  (1,211,744)
   (256,464)    (563,694)
  7,488,060    8,051,754
 $7,231,596   $7,488,060

    117,921      404,079
   (191,313)    (510,638)
    (73,392)    (106,559)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          PIMCO Variable Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                                                                     Long-Term
                                          Foreign Bond Portfolio          High Yield              U.S. Government
                                          (U.S. Dollar Hedged) --        Portfolio --              Portfolio --
                                              Administrative            Administrative            Administrative
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $69,236      $(5,303)  $1,498,491   $2,348,526     $189,249      $97,640
Net realized gain (loss) on investments       58,734       32,157      284,987   (1,548,108)    (639,158)      66,863
Change in unrealized appreciation
(depreciation) on investments                (96,164)     123,172      464,066    6,370,760    2,975,978   (3,486,410)
Capital gain distribution                         --       11,619           --           --           --           --
Increase (decrease) in net assets from
operations                                    31,806      161,645    2,247,544    7,171,178    2,526,069   (3,321,907)

From capital transactions (note 4):
Net premiums                                      81           31       73,428      169,103       88,521       80,662
Death benefits                              (290,652)      (9,220)    (485,905)    (207,060)     (63,689)    (154,164)
Surrenders                                  (274,116)    (327,227)  (5,393,329)  (6,967,266)  (4,693,994)  (3,444,260)
Administrative expenses                       (4,943)      (5,362)    (259,843)    (408,971)    (222,110)    (133,645)
Transfers between subaccounts
(including fixed account), net              (273,163)    (139,424)    (405,741) (35,323,737)     236,235   26,500,529
Increase (decrease) in net assets from
capital transactions                        (842,793)    (481,202)  (6,471,390) (42,737,931)  (4,655,037)  22,849,122
Increase (decrease) in net assets           (810,987)    (319,557)  (4,223,846) (35,566,753)  (2,128,968)  19,527,215
Net assets at beginning of year            3,124,265    3,443,822   48,056,959   83,623,712   36,780,445   17,253,230
Net assets at end of year                 $2,313,278   $3,124,265  $43,833,113  $48,056,959  $34,651,477  $36,780,445

Change in units (note 5):
Units purchased                                9,214        3,858      268,824      862,827      292,452    1,405,546
Units redeemed                               (52,741)     (28,685)    (573,886)  (3,575,766)    (508,451)    (258,502)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (43,527)     (24,827)    (305,062)  (2,712,939)    (215,999)   1,147,044

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

     PIMCO Variable Insurance Trust (continued)           Rydex Variable Trust
----------------------------------------------------------------------------------
      Low Duration                 Total Return
      Portfolio --                 Portfolio --
     Administrative               Administrative                NASDAQ --
      Class Shares                 Class Shares                100(R) Fund
----------------------------------------------------------------------------------

 Year ended     Year ended   Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017         2016
----------------------------------------------------------------------------------


  $(154,465)     $(124,958)     $843,104    $1,184,259     $(86,237)    $(83,605)
   (125,407)      (908,100)   (1,047,592)   (3,007,743)     319,429     (403,097)
    121,643        925,396     7,643,842     5,523,054      841,249     (928,057)
         --             --            --            --      424,026      551,622
   (158,229)      (107,662)    7,439,354     3,699,570    1,498,467     (863,137)

    136,256        470,041       413,251       583,732       22,273       38,799
    (70,852)       588,218      (950,526)   (1,106,426)     (43,677)    (145,947)
 (4,507,218)    (7,396,168)  (26,830,761)  (30,384,515)    (343,040)    (368,431)
   (334,125)      (457,822)   (1,493,680)   (1,710,536)     (18,065)     (15,696)
  3,523,132    (24,592,017)   (3,989,359)  (11,117,004)  (2,754,562)  (7,844,933)
 (1,252,807)   (31,387,748)  (32,851,075)  (43,734,749)  (3,137,071)  (8,336,208)
 (1,411,036)   (31,495,410)  (25,411,721)  (40,035,179)  (1,638,604)  (9,199,345)
 44,856,871     76,352,281   244,474,793   284,509,972    7,065,514   16,264,859
$43,445,835    $44,856,871  $219,063,072  $244,474,793   $5,426,910   $7,065,514

    628,267      2,857,635     1,175,575     3,373,076       24,366      356,593
   (727,477)    (5,564,269)   (3,291,331)   (6,148,724)    (339,345)  (1,212,077)
    (99,210)    (2,706,634)   (2,115,756)   (2,775,648)    (314,979)    (855,484)

State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------
       Core Value
         Equity                    Income
     V.I.S. Fund --            V.I.S. Fund --
     Class 1 Shares            Class 1 Shares
---------------------------------------------------
Period from
January 1 to  Year ended   Year ended   Year ended
 April 28,   December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(58,782)    $(59,508)     $92,950      $58,927
    666,867       23,844      (11,711)         148
   (275,868)     574,015      279,925      326,185
    128,679      460,808           --           --
    460,896      999,159      361,164      385,260

     19,368       17,043       48,584       19,961
      2,158        5,560     (280,898)    (331,384)
   (904,747)  (1,516,491)  (2,720,303)  (2,437,906)
    (11,596)     (37,690)     (55,543)     (60,611)
(11,228,025)    (224,486)    (967,340)      74,084
(12,122,842)  (1,756,064)  (3,975,500)  (2,735,856)
(11,661,946)    (756,905)  (3,614,336)  (2,350,596)
 11,661,946   12,418,851   22,059,120   24,409,716
        $--  $11,661,946  $18,444,784  $22,059,120

     14,229       10,138       52,776       85,920
   (651,440)    (112,996)    (313,281)    (275,785)
   (637,211)    (102,858)    (260,505)    (189,865)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 State Street Variable Insurance Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------
                                              Premier Growth              Real Estate                S&P 500(R)
                                                  Equity                  Securities                    Index
                                              V.I.S. Fund --            V.I.S. Fund --             V.I.S. Fund --
                                              Class 1 Shares            Class 1 Shares             Class 1 Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2017         2016         2017         2016         2017          2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(361,084)   $(294,624)    $(10,603)    $459,577      $422,055      $554,448
Net realized gain (loss) on investments      959,616      517,216     (840,891)     806,374     9,199,814     8,978,009
Change in unrealized appreciation
(depreciation) on investments              3,335,297   (2,905,133)   1,030,534   (4,236,414)   12,548,912    (1,082,181)
Capital gain distribution                  3,010,676    2,870,461    2,060,173    6,576,157     5,367,168     5,178,688
Increase (decrease) in net assets from
operations                                 6,944,505      187,920    2,239,213    3,605,694    27,537,949    13,628,964

From capital transactions (note 4):
Net premiums                                  50,283       94,218      211,814      348,090       946,443     1,119,525
Death benefits                              (217,202)    (181,747)    (228,458)    (180,816)   (1,722,398)   (2,071,678)
Surrenders                                (3,366,763)  (2,569,347)  (5,922,164)  (6,291,298)  (14,484,966)  (15,736,292)
Administrative expenses                      (68,741)     (69,390)    (235,531)    (269,395)     (336,916)     (322,550)
Transfers between subaccounts
(including fixed account), net              (740,135)    (648,713)  (5,570,520)  (1,878,616)     (559,047)    5,462,845
Increase (decrease) in net assets from
capital transactions                      (4,342,558)  (3,374,979) (11,744,859)  (8,272,035)  (16,156,884)  (11,548,150)
Increase (decrease) in net assets          2,601,947   (3,187,059)  (9,505,646)  (4,666,341)   11,381,065     2,080,814
Net assets at beginning of year           27,772,021   30,959,080   58,909,548   63,575,889   147,455,466   145,374,652
Net assets at end of year                $30,373,968  $27,772,021  $49,403,902  $58,909,548  $158,836,531  $147,455,466

Change in units (note 5):
Units purchased                               24,820       42,698      167,958      447,265       243,805       671,652
Units redeemed                              (224,756)    (223,455)    (473,923)    (744,567)     (838,113)   (1,128,859)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (199,936)    (180,757)    (305,965)    (297,302)     (594,308)     (457,207)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      State Street Variable Insurance Series Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------
    Small-Cap Equity               Total Return                Total Return                U.S. Equity
     V.I.S. Fund --               V.I.S. Fund --              V.I.S. Fund --             V.I.S. Fund --
     Class 1 Shares               Class 1 Shares              Class 3 Shares             Class 1 Shares
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(539,787)     $(496,289)   $3,071,903    $1,886,777   $(1,843,927)  $(2,832,259)   $(185,526)    $(93,674)
    839,785       (223,416)   13,452,134    12,636,315    22,170,390    13,264,421      829,053      755,416
    119,470      5,440,624    66,189,774     5,708,442    42,836,420     4,931,225      548,539     (859,993)
  3,254,278      1,694,573    22,006,309    14,483,739    16,199,540    12,472,686    2,763,690    1,812,974
  3,673,746      6,415,492   104,720,120    34,715,273    79,362,423    27,836,073    3,955,756    1,614,723

     26,291         67,927     5,131,926     6,393,188     2,021,661     2,469,297       18,696       57,819
   (103,877)      (163,270)   (1,324,337)     (745,447)   (1,953,285)   (1,197,869)    (110,206)    (429,125)
 (4,065,159)    (3,659,581)  (44,882,263)  (50,128,841) (103,466,091)  (96,236,455)  (2,572,008)  (2,627,207)
    (92,063)       (85,125)     (412,054)     (434,008)   (3,209,328)   (3,349,689)     (62,777)     (67,247)
 (1,125,756)       820,647    (4,274,636)      961,951   (25,267,443)  (10,337,251)    (257,236)  (2,646,323)
 (5,360,564)    (3,019,402)  (45,761,364)  (43,953,157) (131,874,486) (108,651,967)  (2,983,531)  (5,712,083)
 (1,686,818)     3,396,090    58,958,756    (9,237,884)  (52,512,063)  (80,815,894)     972,225   (4,097,360)
 36,668,859     33,272,769   782,551,616   791,789,500   668,173,906   748,989,800   22,936,039   27,033,399
$34,982,041    $36,668,859  $841,510,372  $782,551,616  $615,661,843  $668,173,906  $23,908,264  $22,936,039

     78,519        151,869     5,148,363    23,849,987     4,794,373     6,640,877       53,888       22,826
   (244,197)      (282,316)   (7,679,043)  (26,642,557)  (15,176,150)  (15,962,213)    (195,439)    (345,055)
   (165,678)      (130,447)   (2,530,680)   (2,792,570)  (10,381,777)   (9,321,336)    (141,551)    (322,229)

  The Alger Portfolios
-------------------------
     Alger Large Cap
   Growth Portfolio --
    Class I-2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(399,412)   $(383,117)
  1,196,748      396,818
  3,052,834     (900,538)
  2,536,803       92,553
  6,386,973     (794,284)

      9,728        3,478
   (323,016)    (507,142)
 (2,790,366)  (2,735,897)
    (36,448)     (40,660)
   (456,549)    (467,320)
 (3,596,651)  (3,747,541)
  2,790,322   (4,541,825)
 25,239,535   29,781,360
$28,029,857  $25,239,535

     44,416       26,730
   (187,592)    (211,372)
   (143,176)    (184,642)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Alger
                                          Portfolios (continued)               The Prudential Series Fund
                                         ------------------------- ---------------------------------------------------


                                                   Alger                   Jennison
                                                 Small Cap                20/20 Focus                Jennison
                                            Growth Portfolio --          Portfolio --              Portfolio --
                                             Class I-2 Shares           Class II Shares           Class II Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(280,757)   $(259,316)    $(90,934)    $(86,529)    $(75,691)    $(70,226)
Net realized gain (loss) on investments     (536,291)  (1,060,481)     642,170      340,009      293,457      139,182
Change in unrealized appreciation
(depreciation) on investments              5,422,799     (628,221)     884,555     (301,026)   1,199,674     (395,198)
Capital gain distribution                         --    2,590,269           --           --           --           --
Increase (decrease) in net assets from
operations                                 4,605,751      642,251    1,435,791      (47,546)   1,417,440     (326,242)

From capital transactions (note 4):
Net premiums                                  33,506       26,453        3,176        9,812       82,191      152,115
Death benefits                              (294,102)     (58,747)       8,781      (51,371)     (69,551)     (33,892)
Surrenders                                (2,184,659)  (1,509,337)    (438,920)    (432,035)    (172,005)    (378,041)
Administrative expenses                      (29,248)     (29,894)     (20,674)     (20,587)     (24,997)     (20,615)
Transfers between subaccounts
(including fixed account), net              (779,233)    (444,509)    (336,788)    (208,823)      69,942   (2,146,449)
Increase (decrease) in net assets from
capital transactions                      (3,253,736)  (2,016,034)    (784,425)    (703,004)    (114,420)  (2,426,882)
Increase (decrease) in net assets          1,352,015   (1,373,783)     651,366     (750,550)   1,303,020   (2,753,124)
Net assets at beginning of year           18,671,566   20,045,349    5,491,329    6,241,879    4,272,748    7,025,872
Net assets at end of year                $20,023,581  $18,671,566   $6,142,695   $5,491,329   $5,575,768   $4,272,748

Change in units (note 5):
Units purchased                               28,056       53,052       17,351       11,516       32,260       29,086
Units redeemed                              (184,120)    (178,663)     (46,585)     (38,924)     (36,779)    (127,971)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (156,064)    (125,611)     (29,234)     (27,408)      (4,519)     (98,885)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                   The Prudential Series Fund (continued)                       Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------
                                                                 SP
                                       SP                    Prudential                Wells Fargo
         Natural                  International             U.S. Emerging               VT Omega
        Resources                    Growth                    Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --                 Fund --
     Class II Shares             Class II Shares           Class II Shares               Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31,  December 31,
    2017           2016         2017         2016         2017         2016         2017          2016
----------------------------------------------------------------------------------------------------------


  $(527,163)     $(380,840)     $(17)         $(24)       $(257)       $(230)      $(70,731)     $(39,727)
   (783,024)    (2,925,203)       (9)         (137)         337          257         (2,811)     (134,422)
  1,545,754      8,592,546       356            60        2,915          297      1,203,777       (34,840)
         --             --        --            --           --           --         75,637       148,883
    235,567      5,286,503       330          (101)       2,995          324      1,205,872       (60,106)

    123,962        233,422        --            --           --           --         13,010           626
    (57,502)           173        --            --           --           --         (1,922)      (24,096)
 (3,502,431)    (2,290,864)     (650)         (611)        (366)        (350)      (461,238)     (284,898)
   (267,420)      (187,138)       (4)           (6)         (27)         (28)       (21,818)       (8,702)
 13,003,328      4,505,756        --             1           (1)          --      4,937,864      (318,919)
  9,299,937      2,261,349      (654)         (616)        (394)        (378)     4,465,896      (635,989)
  9,535,504      7,547,852      (324)         (717)       2,601          (54)     5,671,768      (696,095)
 24,861,974     17,314,122     1,215         1,932       14,974       15,028      2,358,487     3,054,582
$34,397,478    $24,861,974      $891        $1,215      $17,575      $14,974     $8,030,255    $2,358,487

  2,935,533      2,365,366        --            --           --           --        217,858         1,567
 (1,345,077)    (1,844,703)      (52)          (57)         (15)         (18)       (26,669)      (35,994)
  1,590,456        520,663       (52)          (57)         (15)         (18)       191,189       (34,427)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2017

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On November 29, 2017, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until April 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the second waiver and agreement extension, which extended the previous deadline of November 30, 2017, and allows additional time for regulatory reviews of the transaction. On March 27, 2018, Genworth, the Parent and Merger Sub entered into another Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the Merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in all states, except New York, the District of Columbia and Bermuda.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Income V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Real Estate Securities Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Real Estate Securities V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- S&P 500(R) Index Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Small-Cap Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Small-Cap Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- U.S. Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- U.S. Equity V.I.S. Fund -- Class 1 Shares.

   On May 1, 2016, Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio changed its name to Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund --
Class 2.

   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1.

   On April 15, 2016, Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2017, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2016 through December 31, 2017.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2016 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2017. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2017, and there were no transfers between Level 1 and Level 2 during 2017.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2017 were:

                           Cost of    Proceeds
                            Shares      from
Fund/Portfolio             Acquired  Shares Sold
--------------            ---------- -----------
AB Variable Products
  Series Fund, Inc.
  AB Balanced Wealth
   Strategy Portfolio --
   Class B............... $  728,650 $ 2,861,735
  AB Global Thematic
   Growth Portfolio --
   Class B...............  2,610,481     852,154
  AB Growth and Income
   Portfolio -- Class B..  8,918,628  10,180,391
  AB International Value
   Portfolio -- Class B..  3,803,349  49,873,223
  AB Large Cap Growth
   Portfolio -- Class B..  3,779,486   4,760,652
  AB Small Cap Growth
   Portfolio -- Class B..  1,068,629   1,880,755

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares........ $16,921,289 $ 2,159,182
  Invesco V.I. American
   Franchise Fund --
   Series II shares.......     629,755     580,035
  Invesco V.I. Comstock
   Fund -- Series II
   shares.................   5,320,809  63,941,641
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............  18,881,192  20,681,000
  Invesco V.I. Equity
   and Income Fund --
   Series II shares.......   3,046,434   3,490,955
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      34,353      71,699
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         719          40
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  18,197,948  12,235,808
  Invesco V.I. Managed
   Volatility Fund --
   Series I shares........          --          --
  Invesco V.I.
   Technology Fund --
   Series I shares........          --          --
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares.......     352,500   1,538,897
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   4,787,720  10,142,782
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........      66,206     305,869
  VP International Fund
   -- Class I.............     151,472     196,004
  VP Ultra(R) Fund --
   Class I................       3,290      15,377
  VP Value Fund --
   Class I................       1,305       4,084
BlackRock Variable
  Series Funds, Inc.
  BlackRock Advantage
   U.S. Total Market
   V.I. Fund --
   Class III Shares.......   1,631,105   1,972,143
  BlackRock Basic Value
   V.I. Fund --
   Class III Shares.......   6,531,765  27,593,147
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  14,596,819  54,717,404
  BlackRock Large Cap
   Focus Growth V.I.
   Fund -- Class III
   Shares.................   1,704,867     667,088
Columbia Funds Variable
  Series Trust II
  Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2........   1,586,313   3,858,211
  Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1........  46,536,824  18,247,352
Deutsche Variable Series
  I
  Deutsche Capital
   Growth VIP -- Class B
   Shares.................         738         196
Deutsche Variable Series
  II
  Deutsche CROCI(R) U.S.
   VIP -- Class B Shares..       1,292      13,731
  Deutsche Small Mid Cap
   Value VIP -- Class B
   Shares.................       1,074      10,536
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       2,774       7,388
  Dreyfus Variable
   Investment Fund --
   Government Money
   Market Portfolio.......   1,671,665   1,312,003
  The Dreyfus
   Sustainable U.S.
   Equity Portfolio,
   Inc. -- Initial Shares.     464,543     167,272
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  11,107,248   9,226,084
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Primary Shares.........   1,433,233   2,270,892
  Federated High Income
   Bond Fund II --
   Service Shares.........   1,638,240   2,956,252
  Federated Kaufmann
   Fund II -- Service
   Shares.................   2,307,452   3,589,314
  Federated Managed Tail
   Risk Fund II --
   Primary Shares.........     259,453     925,851
  Federated Managed
   Volatility Fund II.....     323,263     949,882

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class.................. $  6,295,054 $  6,725,324
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,336,856    2,747,425
  VIP Balanced Portfolio
   -- Service Class 2.....    8,534,667   14,552,201
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    8,894,724   21,459,934
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   37,687,231   29,565,062
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      211,050      454,232
  VIP Equity-Income
   Portfolio -- Initial
   Class..................    5,584,349   15,410,717
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   33,720,714   14,737,033
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    1,408,557    3,506,097
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    1,982,116    4,808,615
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,990,496    1,901,901
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................      716,076    1,446,353
  VIP Growth Portfolio
   -- Initial Class.......    5,904,133   10,206,067
  VIP Growth Portfolio
   -- Service Class 2.....    6,538,588    4,327,631
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   15,542,261   32,812,722
  VIP Mid Cap Portfolio
   -- Initial Class.......          861          232
  VIP Mid Cap Portfolio
   -- Service Class 2.....   13,857,332   36,116,442
  VIP Overseas Portfolio
   -- Initial Class.......    1,257,063    3,004,213
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      810,122      672,319
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Founding
   Funds Allocation VIP
   Fund -- Class 2 Shares.    8,288,392   15,278,978
  Franklin Income VIP
   Fund -- Class 2 Shares.   23,631,859   63,201,849
  Franklin Large Cap
   Growth VIP Fund --
   Class 2 Shares.........       15,549       36,085
  Franklin Mutual Shares
   VIP Fund -- Class 2
   Shares.................    1,590,348    2,582,839
  Templeton Foreign VIP
   Fund -- Class 1 Shares.      684,105    1,531,712
  Templeton Foreign VIP
   Fund -- Class 2 Shares.       94,291      556,227
  Templeton Global Bond
   VIP Fund -- Class 1
   Shares.................      456,216    1,442,656
  Templeton Growth VIP
   Fund -- Class 2 Shares.    2,952,808    1,856,222
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs
   Government Money
   Market Fund --
   Service Shares.........  181,381,760  189,291,837
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    1,595,310    1,329,730
  Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares...    3,954,799   18,274,161
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      487,128      885,963
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................        7,566      354,285
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...      264,956       79,680
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       30,791       83,614
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...       67,159      351,501

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
Janus Aspen Series
  Janus Henderson
   Balanced Portfolio --
   Institutional Shares.. $ 3,093,568 $12,947,124
  Janus Henderson
   Balanced Portfolio --
   Service Shares........   7,912,206  19,683,716
  Janus Henderson
   Enterprise Portfolio
   -- Institutional
   Shares................   4,333,533   9,222,675
  Janus Henderson
   Enterprise Portfolio
   -- Service Shares.....     675,558     857,558
  Janus Henderson
   Flexible Bond
   Portfolio --
   Institutional Shares..   1,126,816   4,457,537
  Janus Henderson Forty
   Portfolio --
   Institutional Shares..   2,918,551   6,968,657
  Janus Henderson Forty
   Portfolio -- Service
   Shares................   1,684,279  31,200,828
  Janus Henderson Global
   Research Portfolio --
   Institutional Shares..   1,019,956   7,144,261
  Janus Henderson Global
   Research Portfolio --
   Service Shares........     237,844     743,149
  Janus Henderson Global
   Technology Portfolio
   -- Service Shares.....   2,388,444   2,156,200
  Janus Henderson
   Overseas Portfolio --
   Institutional Shares..   1,138,352   4,513,520
  Janus Henderson
   Overseas Portfolio --
   Service Shares........      42,744     392,639
  Janus Henderson
   Research Portfolio --
   Institutional Shares..   1,409,470   8,003,472
  Janus Henderson
   Research Portfolio --
   Service Shares........     172,220     818,031
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II.     792,513   3,041,314
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class I..     356,889     999,804
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class II.   1,526,696   1,428,927
  ClearBridge Variable
   Large Cap Value
   Portfolio -- Class I..   3,208,056   2,880,735
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     690,937   1,022,464
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   1,730,571   2,467,411
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   4,441,286   8,871,495
  MFS(R) Utilities
   Series -- Service
   Class Shares..........   1,339,599   4,502,268
MFS(R) Variable
  Insurance Trust II
  MFS(R) Massachusetts
   Investors Growth
   Stock Portfolio --
   Service Class Shares..     829,454   1,429,604
  MFS(R) Strategic
   Income Portfolio --
   Service Class Shares..       2,009       5,841
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.   2,788,155   6,112,681
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     546,650     958,195
  Oppenheimer
   Conservative Balanced
   Fund/VA --
   Non-Service Shares....     906,932   1,987,228
  Oppenheimer
   Conservative Balanced
   Fund/VA -- Service
   Shares................   1,845,782   4,596,949
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA --
   Non-Service Shares....   2,809,841   4,237,097
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA -- Service
   Shares................   2,150,873   1,469,890
  Oppenheimer Global
   Fund/VA -- Service
   Shares................  15,851,255  20,920,663
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     418,225     940,361
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  10,182,733  27,329,752
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................   8,290,196  17,918,311
  Oppenheimer Total
   Return Bond Fund/VA
   -- Non-Service Shares.   1,056,688   2,066,502
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   2,030,980   2,946,608
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     290,506   1,064,902
  High Yield Portfolio
   -- Administrative
   Class Shares..........   7,040,964  11,971,929
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,968,506  10,417,034
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   7,875,772   9,304,093
  Total Return Portfolio
   -- Administrative
   Class Shares..........  22,659,036  54,603,334

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Rydex Variable Trust
  NASDAQ -- 100(R) Fund... $    721,957 $  3,561,878
State Street Variable
  Insurance Series
  Funds, Inc.
  Core Value Equity
   V.I.S. Fund --
   Class 1 Shares.........      423,362   12,500,280
  Income V.I.S. Fund --
   Class 1 Shares.........    1,123,687    5,000,099
  Premier Growth Equity
   V.I.S. Fund --
   Class 1 Shares.........    3,682,526    5,371,185
  Real Estate Securities
   V.I.S. Fund --
   Class 1 Shares.........    6,768,295   16,518,309
  S&P 500(R) Index
   V.I.S. Fund --
   Class 1 Shares.........   14,562,015   24,901,256
  Small-Cap Equity
   V.I.S. Fund --
   Class 1 Shares.........    5,786,886    8,424,358
  Total Return V.I.S.
   Fund -- Class 1 Shares.  121,724,333  142,582,334
  Total Return V.I.S.
   Fund -- Class 3 Shares.   90,162,716  207,635,855
  U.S. Equity V.I.S.
   Fund -- Class 1 Shares.    3,935,533    4,337,543
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio --
   Class I-2 Shares.......    3,697,289    5,156,455
  Alger Small Cap Growth
   Portfolio --
   Class I-2 Shares.......      678,673    4,212,746
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares.................      580,256    1,455,178
  Jennison Portfolio --
   Class II Shares........    1,020,757    1,249,473
  Natural Resources
   Portfolio -- Class II
   Shares.................   18,935,145   10,081,933
  SP International
   Growth Portfolio --
   Class II Shares........           --          672
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares.................           --          651
Wells Fargo Variable
  Trust
  Wells Fargo VT Omega
   Growth Fund -- Class 2.    5,152,977      726,600

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2017 and 2016 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2017 and were available to contract owners during 2017.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55%  1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
 AB Global Thematic Growth
   Portfolio -- Class B
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%    262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
 AB Growth and Income
   Portfolio -- Class B
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013........................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
 AB International Value
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%    (7.82)% to   (8.85)%
   2013........................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
 AB Large Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%      0.87% to     0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%      9.25% to     8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013........................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
 AB Small Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%    (2.96)% to   (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%    (3.50)% to   (4.57)%
   2013........................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2017.............................. 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%     26.39% to   24.99%
   2016.............................. 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%     1.50% to     0.38%
   2015.............................. 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%     4.22% to     3.06%
   2014.............................. 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%     7.63% to     6.43%
   2013.............................. 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%     39.09% to   37.20%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%     25.19% to   24.24%
   2016.............................. 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%      0.54% to  (0.22)%
   2015.............................. 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%      3.23% to    2.45%
   2014.............................. 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%      6.60% to    5.79%
   2013.............................. 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%     37.77% to   36.72%
 Invesco V.I. Comstock Fund --
   Series II shares
   2017.............................. 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%     15.88% to   14.82%
   2016.............................. 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%     15.30% to   14.01%
   2015.............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014.............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%     7.52% to     6.59%
   2013.............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2017.............................. 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%     12.33% to   10.30%
   2016.............................. 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%      9.44% to    7.46%
   2015.............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014.............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013.............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2017.............................. 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%      9.18% to    7.96%
   2016.............................. 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%     13.18% to   11.92%
   2015.............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014.............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013.............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%     11.10% to   10.26%
   2016.............................. 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%      0.35% to  (0.42)%
   2015.............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014.............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013.............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
   2013............................ 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%     (3.35)% to  (3.35)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
   2013............................ 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%      17.00% to   15.69%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013............................ 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013............................ 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013............................ 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%      33.85% to   33.04%
 VP International Fund -- Class I
   2017............................ 1.45% to 2.20%    35,443 25.38 to 11.10    621   0.81%      29.31% to   28.33%
   2016............................ 1.45% to 2.20%    36,661 19.63 to  8.65    507   1.17%     (6.87)% to  (7.57)%
   2015............................ 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014............................ 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013............................ 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 VP Ultra(R) Fund -- Class I
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%     29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%      2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%      4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%      8.40% to    7.58%
   2013........................... 1.45% to 2.05%      3,640 19.47 to 15.12      58   0.55%     35.09% to   34.27%
 VP Value Fund -- Class I
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%      7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%     18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%    (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%     11.44% to   11.44%
   2013........................... 1.45% to 1.45%      4,342 22.02 to 22.02      96   1.64%     29.82% to   29.82%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%    (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%      3.54% to    2.65%
   2013........................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%     40.02% to   38.82%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%    (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%      8.04% to    7.11%
   2013........................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%     35.65% to   34.48%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%    (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%      0.45% to  (0.67)%
   2013........................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%     12.76% to   11.50%
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016........................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
   2015........................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%      1.03% to    0.62%
   2014........................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%     12.31% to   11.85%
   2013........................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%     31.64% to   31.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
Columbia Funds Variable Series
  Trust II
 Columbia Variable Portfolio --
   Select International Equity
   Fund -- Class 2
   2017.............................. 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%     25.34% to   24.27%
   2016 (4).......................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%    (4.27)% to  (5.19)%
 Variable Portfolio -- Loomis Sayles
   Growth Fund -- Class 1
   2017.............................. 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%     31.11% to   29.65%
   2016 (4).......................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%      6.77% to    5.86%
Deutsche Variable Series I
 Deutsche Capital Growth VIP --
   Class B Shares
   2017.............................. 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%     24.14% to   24.08%
   2016.............................. 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%      2.49% to    2.44%
   2015.............................. 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%      6.76% to    6.70%
   2014.............................. 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%     11.03% to   10.98%
   2013.............................. 1.45% to 1.50%       611 13.26 to 13.24      8   0.93%     32.25% to   32.18%
Deutsche Variable Series II
 Deutsche CROCI(R) U.S. VIP --
   Class B Shares
   2017.............................. 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%     20.68% to   19.95%
   2016.............................. 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%    (6.00)% to  (6.57)%
   2015.............................. 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%    (8.51)% to  (9.07)%
   2014.............................. 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%      8.76% to    8.09%
   2013.............................. 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%     28.65% to   27.87%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2017.............................. 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%      8.54% to    7.88%
   2016.............................. 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%     14.79% to   14.09%
   2015.............................. 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%    (3.63)% to  (4.22)%
   2014.............................. 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%      3.57% to    2.94%
   2013.............................. 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%     32.74% to   31.94%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2017.............................. 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%     13.71% to   13.71%
   2016.............................. 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%     13.80% to   13.80%
   2015.............................. 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%    (3.70)% to  (3.70)%
   2014.............................. 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%     10.47% to   10.47%
   2013.............................. 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%     33.04% to   33.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2017.............................. 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%    (1.11)% to  (1.71)%
   2016.............................. 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%    (1.43)% to  (2.03)%
   2015.............................. 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%    (1.45)% to  (2.05)%
   2014.............................. 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%    (1.46)% to  (2.06)%
   2013.............................. 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%    (1.45)% to  (2.05)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. -- Initial
   Shares
   2017.............................. 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%     13.61% to   13.38%
   2016.............................. 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%      8.72% to    8.50%
   2015.............................. 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%    (4.60)% to  (5.32)%
   2014.............................. 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%     11.81% to   10.96%
   2013.............................. 1.50% to 1.70%   521,926  9.71 to  9.45  5,075   1.21%     32.33% to   32.06%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2017.............................. 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%      1.93% to    0.79%
   2016.............................. 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%      7.37% to    6.18%
   2015.............................. 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%    (2.43)% to  (3.52)%
   2014.............................. 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%    (0.89)% to  (1.99)%
   2013.............................. 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%      2.34% to    1.20%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2017.............................. 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%      5.71% to    5.24%
   2016.............................. 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%     13.50% to   12.99%
   2015.............................. 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%    (3.69)% to  (4.13)%
   2014.............................. 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%      1.51% to    1.05%
   2013.............................. 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%      5.76% to    5.28%
 Federated High Income Bond
   Fund II -- Service Shares
   2017.............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016.............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
   2015.............................. 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%    (4.13)% to  (4.96)%
   2014.............................. 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%      0.94% to    0.07%
   2013.............................. 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%      5.18% to    4.27%
 Federated Kaufmann Fund II --
   Service Shares
   2017.............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016.............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
   2015.............................. 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%      4.61% to    3.61%
   2014.............................. 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%      7.85% to    6.81%
   2013.............................. 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%     37.65% to   36.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2017............................. 1.15% to 1.60%   434,550 11.92 to 11.51   5,058   1.65%      9.68% to    9.18%
   2016............................. 1.15% to 1.60%   496,284 10.87 to 10.54   5,284   1.81%    (5.30)% to  (5.72)%
   2015............................. 1.15% to 1.60%   554,124 11.48 to 11.18   6,250   1.72%    (7.37)% to  (7.79)%
   2014............................. 1.15% to 1.60%   622,189 12.39 to 12.12   7,599   1.82%    (2.11)% to  (2.55)%
   2013............................. 1.15% to 1.60%   720,576 12.66 to 12.44   9,018   1.03%     15.11% to   14.59%
 Federated Managed Volatility
   Fund II
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
   2013............................. 1.15% to 1.60%   468,497 27.30 to 13.38   9,574   2.90%     20.34% to   19.80%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013............................. 1.15% to 1.60% 1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013............................. 1.45% to 2.30%   852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
 VIP Balanced Portfolio -- Service
   Class 2
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013............................. 1.45% to 2.55% 6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013............................. 1.15% to 1.60% 3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%     19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%      6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173  25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%     21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%      1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851  23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
 VIP Equity-Income Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%     11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%     16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013......................... 1.15% to 1.60%  2,651,068  77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
 VIP Equity-Income Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%     11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%     16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013......................... 1.45% to 2.55% 10,658,918  19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
 VIP Growth & Income
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to  15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to  14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to   8.71%
   2013......................... 0.75% to 1.60%  1,328,374  16.75 to 14.40  26,538   1.85%      32.56% to  31.43%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%     14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%     14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013......................... 1.45% to 1.95%  1,294,015  19.11 to 16.11  19,438   1.64%     31.32% to   30.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%     33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%    (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013......................... 0.75% to 1.60%    757,951  14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%     32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%    (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013......................... 1.45% to 2.55%  2,116,562  14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
 VIP Growth Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%     33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%    (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013......................... 1.15% to 1.60%  1,949,834  83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
 VIP Growth Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%     32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%    (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%      5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%      9.40% to    8.46%
   2013......................... 1.45% to 2.30%  1,972,296  20.53 to 15.31  25,263   0.05%     34.03% to   32.87%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%      2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%      2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%    (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%      4.09% to    2.92%
   2013......................... 1.45% to 2.55%  9,956,962  12.29 to 11.41 120,149   2.01%    (3.49)% to  (4.57)%
 VIP Mid Cap Portfolio --
   Initial Class
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%     19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%     11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%    (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%      5.49% to    5.49%
   2013......................... 0.75% to 0.75%        835  35.63 to 35.63      30   0.47%     35.21% to   35.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                             Net    Investment
                                     % of Average                            Assets    Income
                                    Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                    -------------- ---------- -------------- ------- ---------- -------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2017............................ 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568    0.47%    19.15% to   17.47%
   2016............................ 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193    0.33%    10.64% to    9.08%
   2015............................ 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030    0.22%   (2.76)% to  (4.14)%
   2014............................ 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781    0.02%     4.81% to    3.33%
   2013............................ 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779    0.26%    34.31% to   32.41%
 VIP Overseas Portfolio --
   Initial Class
   2017............................ 0.75% to 1.60%    582,607 16.30 to 16.53  17,614    1.40%    29.31% to   28.21%
   2016............................ 0.75% to 1.60%    654,951 12.60 to 12.89  15,403    1.36%   (5.77)% to  (6.57)%
   2015............................ 0.75% to 1.60%    762,153 13.37 to 13.80  19,244    1.30%     2.85% to    1.97%
   2014............................ 0.75% to 1.60%    858,699 13.00 to 13.53  20,923    1.26%   (8.77)% to  (9.55)%
   2013............................ 0.75% to 1.60%    980,163 14.25 to 14.96  26,593    1.36%    29.46% to   28.36%
 VIP Value Strategies Portfolio --
   Service Class 2
   2017............................ 1.45% to 1.85%    115,318 22.81 to 21.58   2,609    1.23%    17.36% to   16.89%
   2016............................ 1.45% to 2.20%    139,915 19.44 to 18.27   2,693    0.86%     7.69% to    6.87%
   2015............................ 1.45% to 2.20%    166,905 18.05 to 17.10   2,983    0.39%   (4.59)% to  (5.32)%
   2014............................ 1.45% to 2.20%    432,519 18.92 to 18.06   8,129    0.68%     4.97% to    4.17%
   2013............................ 1.45% to 2.20%    698,052 18.02 to 17.34  12,418    0.81%    28.30% to   27.32%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021    2.66%    10.36% to    9.13%
   2016............................ 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692    3.89%    11.54% to   10.30%
   2015............................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%   (7.57)% to  (8.61)%
   2014............................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%     1.36% to    0.23%
   2013............................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%    21.98% to   20.62%
 Franklin Income VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896    4.16%     8.09% to    6.88%
   2016............................ 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404    5.01%    12.37% to   11.12%
   2015............................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%   (8.40)% to  (9.43)%
   2014............................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%     3.10% to    1.95%
   2013............................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%    12.29% to   11.04%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2017............................ 1.45% to 2.05%      7,145 25.40 to 19.17     176    0.62%    26.26% to   25.49%
   2016............................ 1.45% to 2.05%      8,656 20.12 to 15.28     168    0.00%   (3.21)% to  (3.80)%
   2015............................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%     4.09% to    3.46%
   2014............................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%    10.83% to   10.16%
   2013............................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%    26.77% to   26.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
   2013.......................... 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576   2.05%      26.40% to   25.18%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
   2013.......................... 1.15% to 1.60%    704,377 16.76 to 16.08  11,488   2.53%      21.86% to   21.31%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618  20.37 to 8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044  19.28 to 8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930  20.92 to 9.31   1,342   1.82%    (12.42)% to (13.09)%
   2013.......................... 1.45% to 2.20%     94,061 23.89 to 10.71   1,541   2.41%      21.19% to   20.27%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
   2013.......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%       0.72% to    0.46%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
   2013.......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%      28.92% to   27.94%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2017.......................... 0.75% to 2.55% 13,526,631   9.66 to 8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505   9.68 to 8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%     (0.74)% to  (2.54)%
   2013.......................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
   2013........................... 1.15% to 1.60%   772,229 14.61 to 14.15 11,349   1.19%      31.70% to   31.11%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
   2013........................... 1.15% to 2.30% 1,995,853 33.72 to 15.95 60,621   0.81%      31.37% to   29.84%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
   2013........................... 1.45% to 2.20%   267,217 13.56 to 12.16  3,539   4.79%     (2.90)% to  (3.64)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
   2013........................... 1.45% to 2.05%     4,772 24.42 to 23.73    115   1.06%      30.38% to   29.59%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
   2013........................... 1.45% to 1.45%     1,851 25.15 to 25.15     47   0.69%      40.23% to   40.23%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%
   2013........................... 1.45% to 2.20%    83,693 17.09 to 13.88  1,382   1.33%      34.24% to   33.22%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013.............................. 1.15% to 1.60% 3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013.............................. 1.45% to 2.55% 8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013.............................. 1.15% to 1.60% 1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013.............................. 1.50% to 1.70%   484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013.............................. 0.75% to 1.60%   707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
 Janus Henderson Forty Portfolio
   -- Institutional Shares
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013.............................. 0.75% to 1.60% 1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
 Janus Henderson Global
   Technology Portfolio -- Service
   Shares
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research Portfolio
   -- Institutional Shares
   2017............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%     26.41% to   25.85%
   2016............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%    (0.66)% to  (1.10)%
   2015............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%      4.13% to    3.66%
   2014............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%     11.69% to   11.19%
   2013............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%     28.84% to   28.26%
 Janus Henderson Research Portfolio
   -- Service Shares
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
   2013............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%     28.05% to   27.79%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%     45.23% to   43.98%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%     24.49% to   23.93%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%     23.86% to   22.61%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%     30.85% to   30.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%      21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%       6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
 MFS(R) New Discovery Series --
   Service Class Shares
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
 MFS(R) Total Return Series --
   Service Class Shares
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
 MFS(R) Utilities Series -- Service
   Class Shares
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units     Unit Value     000s  Ratio (2)   Total Return (3)
                                   -------------- --------- --------------- ------ ---------- -------------------
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2017........................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%     25.38% to   24.81%
   2016........................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%    (3.33)% to  (3.76)%
   2015........................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%      2.35% to    1.89%
   2014........................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%     14.08% to   13.57%
   2013........................... 1.15% to 1.60% 1,049,031  80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2017........................... 1.45% to 2.10%   207,692  25.07 to 18.05  4,645   0.01%     24.68% to   23.86%
   2016........................... 1.45% to 2.10%   243,018  20.11 to 14.57  4,386   0.11%    (3.84)% to  (4.47)%
   2015........................... 1.45% to 2.10%   310,174  20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443  20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579  18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   349,035  50.23 to 15.38 10,783   1.95%      8.00% to    7.51%
   2016........................... 1.15% to 1.60%   375,945  46.51 to 14.30 11,158   2.39%      4.05% to    3.58%
   2015........................... 1.15% to 1.60%   402,826  44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073  44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854  41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2017........................... 1.45% to 2.55% 1,871,679  13.13 to  9.12 20,762   1.74%      7.37% to    6.18%
   2016........................... 1.45% to 2.55% 2,125,261  12.22 to  8.59 22,007   2.17%      3.44% to    2.29%
   2015........................... 1.45% to 2.55% 2,185,061  11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912  11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910  11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   432,839  99.77 to 20.09 24,387   0.03%     27.31% to   26.74%
   2016........................... 1.15% to 1.60%   507,574  78.37 to 15.85 22,242   0.00%      1.16% to    0.70%
   2015........................... 1.15% to 1.60%   585,281  77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143  73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237  70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2017........................... 1.45% to 1.70%   297,883  28.45 to 27.32  8,383   0.00%     26.60% to   26.28%
   2016........................... 1.45% to 1.70%   293,900  22.48 to 21.63  6,550   0.00%      0.60% to    0.35%
   2015........................... 1.45% to 1.85%   336,364  22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843  21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844  20.50 to 15.67  3,411   0.00%     33.66% to   33.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013........................ 1.45% to 2.55% 6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013........................ 1.15% to 1.60%   604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013........................ 1.45% to 2.55% 8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
 Oppenheimer Main Street
   Small Cap Fund(R)/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013........................ 1.45% to 2.55% 6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
   2013........................ 1.15% to 1.60%   873,493 25.73 to 10.93  14,939   5.09%     (1.25)% to  (1.69)%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013........................ 1.45% to 2.20%   961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2017........................ 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%       1.23% to    1.02%
   2016........................ 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%       4.88% to    4.67%
   2015........................ 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014........................ 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013........................ 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
 High Yield Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55%  2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013........................ 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2017........................ 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%       7.38% to    6.18%
   2016........................ 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%     (0.78)% to  (1.89)%
   2015........................ 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014........................ 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013........................ 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
 Low Duration Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%     (0.12)% to  (1.23)%
   2016........................ 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%     (0.06)% to  (1.17)%
   2015........................ 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014........................ 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013........................ 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
 Total Return Portfolio --
   Administrative Class Shares
   2017........................ 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%       3.71% to    2.25%
   2016........................ 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%       1.50% to    0.07%
   2015........................ 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014........................ 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013........................ 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2017........................ 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%      29.23% to   28.70%
   2016........................ 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%       4.45% to    4.03%
   2015........................ 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014........................ 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013........................ 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                              Net     Investment
                                   % of Average                             Assets     Income
                                  Net Assets (1)   Units      Unit Value     000s    Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- --------- ---------- -------------------
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  1,252,511 17.98 to 11.35    18,445   1.97%      2.47% to    0.88%
   2016.......................... 0.75% to 2.30%  1,513,016 17.54 to 11.25    22,059   1.74%      2.21% to    0.62%
   2015.......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26    24,410   2.10%    (1.17)% to  (2.76)%
   2014.......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58    28,535   2.17%      4.33% to    2.65%
   2013.......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28    30,652   2.40%    (2.08)% to  (3.66)%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58    30,374   0.31%     27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97    27,772   0.49%      1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91    30,959   0.46%      2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71    33,758   0.47%     13.20% to   11.66%
   2013.......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86    34,859   0.54%     33.87% to   32.05%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57    49,404   1.54%      5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12    58,910   2.31%      7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42    63,576   1.69%      3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17    73,692   1.64%     30.91% to   28.54%
   2013.......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24    82,755   1.57%      1.83% to  (0.02)%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93   158,837   1.76%     20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63   147,455   1.87%     10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81   145,375   2.15%      0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01   165,498   1.60%     12.43% to   10.62%
   2013.......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85   169,583   1.73%     30.98% to   28.61%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24    34,982   0.00%     11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29    36,669   0.00%     22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95    33,273   0.00%    (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03    37,546   0.00%      2.58% to    1.38%
   2013.......................... 1.15% to 2.30%  1,675,499 28.20 to 16.80    43,824   0.00%     35.31% to   33.74%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02   841,510   2.01%     14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30   782,552   1.87%      5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80   791,790   1.68%    (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25   922,904   1.64%      4.53% to    2.90%
   2013.......................... 0.75% to 2.30% 67,335,272 16.46 to 12.88 1,025,906   1.48%     14.07% to   12.29%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 Total Return V.I.S. Fund --
   Class 3 Shares
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%     13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%      4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%    (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%      3.55% to    2.39%
   2013.......................... 1.45% to 2.55% 87,086,756 12.42 to 10.37 988,824   1.22%     12.98% to   11.72%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%     19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%      8.49% to    7.29%
   2015.......................... 0.75% to 1.85%  1,586,449 17.33 to 16.70  27,033   1.04%    (3.04)% to  (4.11)%
   2014.......................... 0.75% to 1.85%  1,698,913 17.87 to 17.41  30,273   0.92%     11.93% to   10.69%
   2013.......................... 0.75% to 1.85%  1,844,437 15.97 to 15.73  29,293   0.95%     32.91% to   31.44%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%     26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%    (1.97)% to  (2.41)%
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%      0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%      9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%     33.53% to   32.92%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%     27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%      5.02% to    4.55%
   2015.......................... 1.15% to 1.60%  1,128,630 20.44 to 15.13  20,045   0.00%    (4.43)% to  (4.86)%
   2014.......................... 1.15% to 1.60%  1,285,786 21.39 to 15.90  24,154   0.00%    (0.72)% to  (1.17)%
   2013.......................... 1.15% to 1.60%  1,585,723 21.54 to 16.09  30,091   0.00%     32.72% to   32.12%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2017.......................... 1.45% to 2.30%    184,615 36.54 to 20.95   6,143   0.00%     27.87% to   26.77%
   2016.......................... 1.45% to 2.30%    213,849 28.57 to 16.53   5,491   0.00%    (0.23)% to  (1.09)%
   2015.......................... 1.45% to 2.30%    241,257 28.64 to 16.71   6,242   0.00%      4.33% to    3.43%
   2014.......................... 1.45% to 2.30%    282,631 27.45 to 16.16   7,005   0.00%      5.16% to    4.25%
   2013.......................... 1.45% to 2.55%    363,002 26.11 to 12.27   8,618   0.00%     27.48% to   26.05%
 Jennison Portfolio --
   Class II Shares
   2017.......................... 1.45% to 2.30%    163,659 35.81 to 23.67   5,576   0.00%     34.16% to   33.01%
   2016.......................... 1.45% to 2.30%    168,178 26.69 to 17.80   4,273   0.00%    (2.72)% to  (3.55)%
   2015.......................... 1.45% to 2.30%    267,063 27.44 to 18.45   7,026   0.00%      9.42% to    8.48%
   2014.......................... 1.45% to 2.30%    112,321 25.07 to 17.01   2,549   0.00%      7.99% to    7.06%
   2013.......................... 1.45% to 2.30%    137,841 23.22 to 15.89   2,876   0.00%     35.12% to   33.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                            Net   Investment
                                  % of Average                           Assets   Income
                                 Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2017......................... 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016......................... 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
   2015......................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014......................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013......................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
 SP International Growth
   Portfolio -- Class II Shares
   2017......................... 1.55% to 1.55%        63 14.16 to 14.16      1   0.00%      33.33% to   33.33%
   2016......................... 1.55% to 1.55%       115 10.62 to 10.62      1   0.00%     (5.64)% to  (5.64)%
   2015......................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014......................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013......................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2017......................... 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016......................... 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
   2015......................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014......................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013......................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2017......................... 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016......................... 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%
   2015......................... 1.45% to 1.95%   156,144 19.62 to 19.08  3,055   0.00%     (0.13)% to  (0.63)%
   2014......................... 1.45% to 1.95%   189,559 19.65 to 19.21  3,716   0.00%       2.36% to    1.84%
   2013......................... 1.45% to 1.95%   196,633 19.19 to 18.86  3,766   0.13%      37.85% to   37.16%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2017, 2016 and 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2017 and 2016....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015......... F-3
   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Genworth Life and Annuity Insurance Company:

Opinion on the Consolidated Financial Statements

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Company's auditor since 1996.

Richmond, Virginia
April 20, 2018

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2017       2016
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,035.0  $12,409.7
       Equity securities available-for-sale, at fair value.................................      64.2       53.3
       Commercial mortgage loans...........................................................   1,774.6    1,623.1
       Policy loans........................................................................     527.4      529.1
       Other invested assets...............................................................     898.1    1,146.6
                                                                                            ---------  ---------
              Total investments............................................................  16,299.3   15,761.8
   Cash and cash equivalents...............................................................     542.1      484.4
   Accrued investment income...............................................................     132.5      130.5
   Deferred acquisition costs..............................................................   1,633.9    1,956.1
   Intangible assets.......................................................................     115.6      187.0
   Reinsurance recoverable.................................................................   7,218.4    7,490.0
   Other assets............................................................................     540.9      524.4
   Separate account assets.................................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total assets................................................................. $33,142.6  $33,238.6
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 8,626.6  $ 8,859.1
       Policyholder account balances.......................................................  12,057.7   11,953.3
       Liability for policy and contract claims............................................     298.3      267.6
       Unearned premiums...................................................................       5.1        5.8
       Other liabilities...................................................................     388.7      420.5
       Non-recourse funding obligations....................................................     310.6      310.4
       Deferred tax liability..............................................................     526.7      902.8
       Separate account liabilities........................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total liabilities............................................................  28,873.6   29,423.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,960.5    4,900.8
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     268.7      240.6
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.4        1.5
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     270.1      242.1
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      77.9       72.5
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     348.0      314.6
       Retained deficit....................................................................  (1,065.1)  (1,426.3)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,269.0    3,814.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $33,142.6  $33,238.6
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                             ----------------------------
                                                                               2017      2016      2015
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  310.0  $   13.6  $  540.9
Net investment income.......................................................    680.1     686.5     706.4
Net investment gains (losses)...............................................     (7.7)     26.9     (74.8)
Policy fees and other income................................................    713.0   1,444.2     804.1
                                                                             --------  --------  --------
   Total revenues...........................................................  1,695.4   2,171.2   1,976.6
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,107.8   1,098.4   1,195.8
Interest credited...........................................................    280.3     305.4     318.9
Acquisition and operating expenses, net of deferrals........................    163.3     542.6     274.8
Amortization of deferred acquisition costs and intangibles..................    222.6     298.8     670.1
Interest expense............................................................     12.8      39.2      94.4
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,786.8   2,284.4   2,554.0
                                                                             --------  --------  --------
Loss before income taxes and equity in net income of unconsolidated
  subsidiary................................................................    (91.4)   (113.2)   (577.4)
Benefit for income taxes....................................................   (382.3)    (34.6)   (211.2)
                                                                             --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary..    290.9     (78.6)   (366.2)
Equity in net income of unconsolidated subsidiary...........................     70.3      37.5      18.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $  361.2  $  (41.1) $ (347.8)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (1.0) $   (2.8) $  (10.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................       --      (0.3)       --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (1.0)     (3.1)    (10.7)
Other investment gains (losses).............................................     (6.7)     30.0     (64.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $   (7.7) $   26.9  $  (74.8)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                                -----------------------
                                                                                 2017    2016     2015
                                                                                ------  ------  -------
Net income (loss).............................................................. $361.2  $(41.1) $(347.8)
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   28.1    64.8   (222.6)
   Net unrealized gains (losses) on other-than-temporarily impaired securities.   (0.1)   (0.4)    (0.3)
   Derivatives qualifying as hedges............................................    5.4     4.2      4.7
                                                                                ------  ------  -------
   Total other comprehensive income (loss).....................................   33.4    68.6   (218.2)
                                                                                ------  ------  -------
Total comprehensive income (loss).............................................. $394.6  $ 27.5  $(566.0)
                                                                                ======  ======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                    Total
                                                 Common  paid-in   comprehensive  Retained  stockholder's
                                                 stock   capital   income (loss)  deficit      equity
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2014................ $25.6   $4,840.9     $ 464.2    $  (935.8)   $4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................  25.6    4,840.9       246.0     (1,348.6)    3,763.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --        (41.1)      (41.1)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        64.8           --        64.8
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.4)          --        (0.4)
   Derivatives qualifying as hedges.............    --         --         4.2           --         4.2
                                                                                              --------
Total comprehensive income (loss)...............                                                  27.5
Reinsurance recaptures with stockholder.........    --       59.9          --           --        59.9
Other transactions with stockholder.............    --         --          --        (36.6)      (36.6)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2016................  25.6    4,900.8       314.6     (1,426.3)    3,814.7
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        361.2       361.2
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        28.1           --        28.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.1)          --        (0.1)
   Derivatives qualifying as hedges.............    --         --         5.4           --         5.4
                                                                                              --------
Total comprehensive income (loss)...............                                                 394.6
Reinsurance transactions with stockholder.......    --       57.2          --           --        57.2
Other transactions with stockholder.............    --        2.5          --           --         2.5
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2017................ $25.6   $4,960.5     $ 348.0    $(1,065.1)   $4,269.0
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2017       2016       2015
                                                                            ---------  ---------  ---------
Cash flows from (used by) operating activities:
   Net income (loss)....................................................... $   361.2  $   (41.1) $  (347.8)
   Adjustments to reconcile net income (loss) to net cash from (used by)
     operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (14.7)     (11.7)      (2.6)
       Equity in net income of unconsolidated subsidiary...................     (70.3)     (37.5)     (18.4)
       Gain on sale of business............................................        --       (0.5)        --
       Net investment (gains) losses.......................................       7.7      (26.9)      74.8
       Charges assessed to policyholders...................................    (712.7)  (1,420.8)    (700.5)
       Acquisition costs deferred..........................................      (9.0)     (58.8)    (142.6)
       Amortization of deferred acquisition costs and intangibles..........     222.6      298.8      670.1
       Deferred income taxes...............................................    (430.5)    (156.4)    (186.1)
       Trading securities, held-for-sale investments and derivative
         instruments.......................................................     252.3       79.0     (323.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (15.9)     (17.3)      (5.2)
       Insurance reserves..................................................     787.6      578.6      476.1
       Current taxes.......................................................      31.4      (11.9)     (73.0)
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      16.9       14.1       40.0
                                                                            ---------  ---------  ---------
   Net cash from (used by) operating activities............................     426.6     (812.4)    (538.8)
                                                                            ---------  ---------  ---------
Cash flows from (used by) investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,027.2      730.9    1,530.2
       Commercial mortgage loans...........................................     137.4      220.0      252.4
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     420.9    1,296.4    2,198.3
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (1,493.9)  (1,866.8)  (2,186.3)
       Commercial mortgage loans...........................................    (239.8)    (167.1)    (279.0)
   Other invested assets, net..............................................       4.6       11.1       52.5
   Policy loans, net.......................................................        --      (38.9)        --
   Proceeds from sale of business..........................................        --       18.0         --
                                                                            ---------  ---------  ---------
   Net cash from (used by) investing activities............................    (143.6)     203.6    1,568.1
                                                                            ---------  ---------  ---------
Cash flows from (used by) financing activities:
   Deposits to universal life and investment contracts.....................     500.6      904.2    1,575.7
   Withdrawals from universal life and investment contracts................    (713.8)    (685.6)    (650.0)
   Redemption of non-recourse funding obligations..........................        --   (1,799.4)     (67.4)
   Dividends paid..........................................................        --         --      (40.5)
   Other, net..............................................................     (12.1)     (44.4)      (2.5)
                                                                            ---------  ---------  ---------
   Net cash from (used by) financing activities............................    (225.3)  (1,625.2)     815.3
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      57.7   (2,234.0)   1,844.6
Cash and cash equivalents at beginning of period...........................     484.4    2,718.4      873.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   542.1  $   484.4  $ 2,718.4
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2017, 2016 and 2015

(1) Formation and Nature of Business

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance, the Vermont Insurance Division and the Australia Department of Treasury. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On March 27, 2018, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the third waiver and agreement extension, which extended the previous deadline of April 1, 2018, and allows additional time for regulatory reviews of the transaction. If the parties are unable to reach an agreement as to a further extension of the deadline or are unable to satisfy the closing conditions by the applicable deadline, then either

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

party may terminate the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). During 2016, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II") and River Lake Insurance Company IV ("River Lake IV") were dissolved; however, they are included in the consolidated financial statements through the date of their dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we continue to service our existing retained and reinsured blocks of business.

   Our Runoff segment includes the results of non-strategic products which have not been actively sold since 2011 but we continue to service our existing blocks of business. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Any material subsequent events have been considered for recognition and/or disclosure through the issuance date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost basis when due,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period of time. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 15 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses). See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the value of the loaned securities. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2017 and 2016, the fair value of securities loaned under our securities lending program was $41.7 million and $85.9 million, respectively. As of December 31, 2017 and 2016, the fair value of collateral held under our securities lending program was $43.5 million and $89.0 million, respectively, and the offsetting obligation to return collateral of $43.5 million and $89.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2017 and 2016.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                 2017                                     2016
                               ---------------------------------------- ----------------------------------------
                               Overnight                  Greater       Overnight                  Greater
                                  and      Up to  31 - 90  than            and      Up to  31 - 90  than
(Amounts in millions)          continuous 30 days  days   90 days Total continuous 30 days  days   90 days Total
---------------------          ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises....   $  --      $--     $--     $--   $  --   $ 4.0      $--     $--     $--   $ 4.0
   Non-U.S. government........     4.1       --      --      --     4.1    15.3       --      --      --    15.3
   U.S. corporate.............    19.1       --      --      --    19.1    40.8       --      --      --    40.8
   Non-U.S. corporate.........    19.8       --      --      --    19.8    23.9       --      --      --    23.9
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities...............    43.0       --      --      --    43.0    84.0       --      --      --    84.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities.............     0.5       --      --      --     0.5     5.0       --      --      --     5.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending......   $43.5      $--     $--     $--   $43.5   $89.0      $--     $--     $--   $89.0
                                 =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We are required to analyze the impacts from net unrealized investment gains and losses on our available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These "shadow accounting" adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statement of comprehensive income and changes in equity. Changes to net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these shadow adjustments may reverse from period to period.

   Therefore, DAC amortized based on expected gross-profits is adjusted to reflect the effects that would have been recognized had the unrealized investment (gains) losses been actually realized with a corresponding amount recorded in other comprehensive income (loss). DAC associated with traditional long-duration insurance contracts is not adjusted for unrealized investment (gains) or losses unless a premium deficiency would have resulted upon the
(gain) or loss being realized.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income
(loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2017 and 2016, the fair value of non-cash collateral received was zero. Additionally, we have pledged $20.0 million and $45.8 million of fixed maturity securities as of December 31, 2017 and 2016, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty. Derivatives previously cleared through a Central Clearing Party, such as the Chicago Mercantile Exchange, required us to post cash collateral for daily changes in the fair value of the derivative contract, commonly referred to as variation margin. In 2017, recent central clearing parties rule changes impacted our accounting treatment for variation margin pertaining to cleared swap positions, which was previously considered cash collateral and is now treated as daily settlements of the derivative contract.

   (m) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (n) Insurance Reserves

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be its best estimate to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Under U.S. GAAP, we do not record deferred taxes on U.S. domestic subsidiary entities for the excess of the financial statement carrying amount over the tax basis in the stock of the subsidiary (commonly referred to as "outside basis difference") if we have the ability under the tax law and intent to recover the basis difference in a tax free manner. Deferred taxes would be recognized in the period of a change to our ability or intent.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our former Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured a irrevocable letter of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $28.2 million to meet our obligations under these provisions. The letter of credit automatically renews annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (r) Variable Interest Entities

   We were involved in certain entities that were considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluated the VIE to determine whether we were the primary beneficiary and were required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by variable interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs included securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (s) Accounting Changes

   Transition to the Equity Method of Accounting

   On January 1, 2017, we adopted new accounting guidance related to transition to the equity method of accounting. The guidance eliminates the retrospective application of the equity method of accounting when obtaining significant influence over a previously held investment. The guidance requires that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. We did not have a significant impact from this guidance on our consolidated financial statements.

   Assessment of Contingent Put and Call Options

   On January 1, 2017, we adopted new accounting guidance related to the assessment of contingent put and call options in debt instruments. The guidance clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call
(put) options solely in accordance with the four-step decision sequence. This guidance is consistent with our previous accounting practices and, accordingly, did not have any impact on our consolidated financial statements.

   Derivative Contract Novations

   On January 1, 2017, we adopted new accounting guidance related to the effect of derivative contract novations on existing hedge accounting relationships. The guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is consistent with our previous accounting for derivative contract novations and, accordingly, did not have any impact on our consolidated financial statements.

   Technical Corrections and Improvements

   In March 2016, the Financial Accounting Standards Board ("the FASB") issued new guidance to remove inconsistencies as well as make technical clarifications and minor improvements intended to make it easier to understand and implement certain accounting guidance. Impacts of the new guidance for us includes: promoting consistent use of the terms "participating insurance" and "reinsurance recoverable," removing the term "debt" from the master glossary; adding a reference to use when accounting for internal-use software licensed from third parties; clarifying that loans issued under the Federal Housing Administration and the Veterans Administration do not have to be fully insured by those programs to recognize profit using the full-accrual method; clarifying the difference between a "valuation approach" and a "valuation technique" when applying fair value guidance and require disclosure when there has been a change in either a valuation approach, a valuation technique, or both; clarifying that for an amount of an obligation under an arrangement to be considered fixed at the reporting date, the amount that must be fixed is not the amount that is the organization's portion of the obligation, but, rather, is the obligation in its entirety; and adding guidance on the accounting for the sale of servicing rights when the transferor retains loans. Most of the amendments were adopted on December 31, 2016 and in some cases on January 1, 2017, using a prospective method. We did not have any significant impact from this guidance on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Consolidation

   On January 1, 2016, we adopted new accounting guidance related to consolidation. The new guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. See note 10 for more information related to our non-recourse funding obligations.

   Financial Assets and Liabilities of a Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (t) Accounting Pronouncements Not Yet Adopted

   In February 2018, the FASB issued new guidance on the tax effects currently recorded in accumulated other comprehensive income that do not reflect the new tax rate enacted under the Tax Cut and Jobs Act ("TCJA"), or "stranded tax effects." Under current U.S. GAAP, deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates with the effect included in net income (loss) in the period that the changes were enacted. This also includes situations in which the related tax effects were originally recognized in other comprehensive income as opposed to net income (loss). Under this new accounting guidance a reclassification from accumulated other comprehensive income to retained earnings, or a modified retrospective approach, is allowed for stranded tax effects that resulted from the TCJA. This new guidance is currently effective for us on January 1, 2019, with early adoption permitted. We are currently evaluating early adoption of this new accounting guidance.

   In August 2017, the FASB issued new guidance to amend the hedge accounting model to enable entities to better portray the economics of their derivative risk management activities in the financial statements and enhance the transparency and understandability of hedge results. In certain situations, the amendments also simplify the application of hedge accounting. We adopted this new accounting guidance early on January 1, 2018 using the modified retrospective method and will record a previously recognized gain of $0.7 million to accumulated other comprehensive income with a corresponding decrease to retained earnings at adoption.

   In March 2017, the FASB issued new guidance shortening the amortization period of certain callable debt securities held at a premium. The guidance requires the premium to be amortized to the earliest call date. This change does not apply to securities held at a discount. The guidance is currently effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2017, the FASB issued new guidance to clarify the scope and accounting for gains and losses from the derecognition of nonfinancial assets or an in substance nonfinancial asset that is not a business and accounting for partial sales of nonfinancial assets. The new guidance clarifies when transferring ownership interests in a consolidated subsidiary holding nonfinancial assets is within scope. It also states that the reporting entity should identify each distinct nonfinancial asset and derecognize when a counterparty obtains control. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method, which did not have any significant impact on our consolidated financial statements at adoption.

   In November 2016, the FASB issued new accounting guidance related to the classification and presentation of changes in restricted cash. The new guidance requires that changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents be shown in the statement of cash flows and requires additional disclosures related to restricted cash and restricted cash equivalents. We adopted this new accounting guidance retrospectively on January 1, 2018, and will modify the line item descriptions on our consolidated balance sheet and statement of cash flows accordingly. The other impacts from this new accounting guidance did not have a significant impact on our consolidated financial statements or disclosures.

   In October 2016, the FASB issued new guidance related to the income tax effects of intra-entity transfers of assets other than inventory. The new guidance states that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and recorded a previously disallowed deferred tax asset of $1.1 million with a corresponding increase to cumulative effect of change in accounting within retained earnings at adoption.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In August 2016, the FASB issued new guidance related to the statement of cash flows classification of certain cash payments and cash receipts. The guidance will reduce diversity in practice related to eight specific cash flow issues. We adopted this new accounting guidance retrospectively on January 1, 2018. The adoption of this accounting guidance did not have a significant impact on our consolidated financial statements.

   In June 2016, the FASB issued new guidance related to accounting for credit losses on financial instruments. The guidance requires that entities recognize an allowance equal to its estimate of lifetime expected credit losses and applies to most debt instruments not measured at fair value, which would primarily include our commercial mortgage loans and reinsurance receivables. The new guidance retains most of the existing impairment guidance for available-for-sale debt securities but amends the presentation of credit losses to be presented as an allowance as opposed to a write-down and permits the reversal of credit losses when reassessing changes in the credit losses each reporting period. The new guidance is effective for us on January 1, 2020, with early adoption permitted beginning January 1, 2019. Upon adoption, the modified retrospective method will be used and a cumulative effect adjustment in retained earnings as of the beginning of the year of adoption will be recorded. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2016, the FASB issued new accounting guidance related to the accounting for leases. The new guidance generally requires lessees to recognize both a right-to-use asset and a corresponding liability on the balance sheet. The guidance is effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. While we are still evaluating the full impact, at this time we do not expect any significant impact from this guidance on our consolidated financial statements.

   In January 2016, the FASB issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and will reclassify, before any adjustments for DAC and other intangible amortization and certain benefit reserves and taxes, $2.4 million of gains related to equity securities from accumulated other comprehensive income and $3.1 million of gains related to limited partnerships previously recorded at cost to cumulative effect of change in accounting within retained earnings.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, which was adopted by us on January 1, 2018 using the modified retrospective method. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. Insurance contracts are specifically excluded from this new guidance. The FASB has clarified the scope that all of our insurance contracts, including investment contracts are excluded from the scope of this new guidance. We have evaluated our in scope revenues and, as of the adoption date, have no change in our revenue recognition timing or measurement. Accordingly, we did not have any impact to our consolidated financial statements upon adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

  (Amounts in millions)                                 2017    2016    2015
  ---------------------                                ------  ------  ------
  Fixed maturity securities--taxable.................. $559.5  $556.1  $572.7
  Fixed maturity securities--non-taxable..............    2.4     2.5     2.8
  Commercial mortgage loans...........................   84.4    86.4    89.5
  Equity securities...................................    3.4     3.0     2.8
  Other invested assets...............................   17.0    20.2    24.1
  Policy loans........................................   27.9    32.2    31.8
  Cash, cash equivalents and short-term investments...    3.4     2.3     1.0
                                                       ------  ------  ------
     Gross investment income before expenses and fees.  698.0   702.7   724.7
  Expenses and fees...................................  (17.9)  (16.2)  (18.3)
                                                       ------  ------  ------
     Net investment income............................ $680.1  $686.5  $706.4
                                                       ======  ======  ======

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)                                                             2017    2016    2015
---------------------                                                            ------  ------  ------
Available-for-sale securities:
   Realized gains............................................................... $ 27.2  $ 28.8  $ 41.4
   Realized losses..............................................................  (19.7)  (26.0)  (20.4)
                                                                                 ------  ------  ------
   Net realized gains (losses) on available-for-sale securities.................    7.5     2.8    21.0
                                                                                 ------  ------  ------
Impairments:
   Total other-than-temporary impairments.......................................   (1.0)   (2.8)  (10.7)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................     --    (0.3)     --
                                                                                 ------  ------  ------
   Net other-than-temporary impairments.........................................   (1.0)   (3.1)  (10.7)
                                                                                 ------  ------  ------
Derivative instruments/(1)/.....................................................  (15.5)   16.8   (79.3)
Commercial mortgage loans.......................................................    0.4     0.7     1.7
Trading securities..............................................................    0.8     9.7    (8.1)
Other...........................................................................    0.1      --     0.6
                                                                                 ------  ------  ------
   Net investment gains (losses)................................................ $ (7.7) $ 26.9  $(74.8)
                                                                                 ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2017, 2016 and 2015 was $440.9 million, $492.2 million and $969.8 million, respectively, which was approximately 94.9%, 94.7% and 98.7%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)                                           2017   2016   2015
---------------------                                          -----  -----  -----
Beginning balance............................................. $ 7.8  $10.8  $19.2
Additions:
   Other-than-temporary impairments not previously recognized.    --    0.5     --
Reductions:
   Securities sold, paid down or disposed.....................  (5.0)  (3.5)  (8.4)
                                                               -----  -----  -----
Ending balance................................................ $ 2.8  $ 7.8  $10.8
                                                               =====  =====  =====

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(Amounts in millions)                                      2017      2016     2015
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,026.0  $ 648.7  $ 496.9
   Equity securities....................................      2.4      1.4      2.9
   Investment in unconsolidated subsidiary..............     52.1     78.2     60.6
                                                         --------  -------  -------
       Subtotal.........................................  1,080.5    728.3    560.4
Adjustments to DAC, PVFP and benefit reserves...........   (698.5)  (396.6)  (319.2)
Income taxes, net.......................................   (111.9)   (89.6)   (63.5)
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  270.1  $ 242.1  $ 177.7
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                                   2017    2016     2015
---------------------                                                                 -------  ------  -------
Beginning balance.................................................................... $ 242.1  $177.7  $ 400.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................   358.7   167.6   (532.0)
   Adjustment to DAC.................................................................  (177.9)  (40.9)    92.7
   Adjustment to PVFP................................................................   (31.4)   (5.0)    78.6
   Adjustment to sales inducements...................................................    (1.9)   (3.5)     3.3
   Adjustment to benefit reserves....................................................   (90.7)  (28.0)    47.4
   Provision for income taxes........................................................   (24.6)  (26.0)    93.8
                                                                                      -------  ------  -------
       Change in unrealized gains (losses) on investment securities..................    32.2    64.2   (216.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $2.3,
  $(0.1) and $3.6....................................................................    (4.2)    0.2     (6.7)
                                                                                      -------  ------  -------
Ending balance....................................................................... $ 270.1  $242.1  $ 177.7
                                                                                      =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2017, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- ---------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   763.4    $  117.8        $ --         $ (1.1)         $--     $   880.1
    State and political subdivisions.............     632.2        73.3          --           (0.9)          --         704.6
    Non-U.S. government..........................     149.7        28.2          --             --           --         177.9
    U.S. corporate:
       Utilities.................................   1,078.4       123.0          --           (2.7)          --       1,198.7
       Energy....................................     584.3        49.4          --           (3.3)          --         630.4
       Finance and insurance.....................   1,160.3       102.1          --           (2.6)          --       1,259.8
       Consumer--non-cyclical....................     807.9       101.2          --           (2.5)          --         906.6
       Technology and communications.............     543.2        43.0          --           (2.7)          --         583.5
       Industrial................................     284.6        21.2          --           (0.5)          --         305.3
       Capital goods.............................     501.1        65.5          --           (0.5)          --         566.1
       Consumer--cyclical........................     324.6        25.3          --           (0.9)          --         349.0
       Transportation............................     323.1        25.5          --           (2.1)          --         346.5
       Other.....................................     151.1        13.6          --           (0.5)          --         164.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total U.S. corporate......................   5,758.6       569.8          --          (18.3)          --       6,310.1
                                                  ---------    --------        ----         ------          ---     ---------
    Non-U.S. corporate:
       Utilities.................................     144.8         5.8          --           (0.7)          --         149.9
       Energy....................................     249.2        27.4          --           (1.3)          --         275.3
       Finance and insurance.....................     455.6        39.7          --           (1.2)          --         494.1
       Consumer--non-cyclical....................     129.4         8.2          --           (0.1)          --         137.5
       Technology and communications.............     195.2        18.1          --           (0.3)          --         213.0
       Industrial................................     194.2        16.1          --           (0.7)          --         209.6
       Capital goods.............................     149.4         8.5          --           (0.6)          --         157.3
       Consumer--cyclical........................      53.9         2.4          --             --           --          56.3
       Transportation............................     142.9        12.6          --           (1.2)          --         154.3
       Other.....................................     361.3        28.6          --           (0.2)          --         389.7
                                                  ---------    --------        ----         ------          ---     ---------
       Total non-U.S. corporate..................   2,075.9       167.4          --           (6.3)          --       2,237.0
                                                  ---------    --------        ----         ------          ---     ---------
    Residential mortgage-backed..................   1,116.4        78.0         1.2           (2.7)          --       1,192.9
    Commercial mortgage-backed...................     949.3        25.1         1.0           (8.8)          --         966.6
    Other asset-backed...........................     563.5         3.3          --           (1.0)          --         565.8
                                                  ---------    --------        ----         ------          ---     ---------
       Total fixed maturity securities...........  12,009.0     1,062.9         2.2          (39.1)          --      13,035.0
Equity securities................................      61.8         2.4          --             --           --          64.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total available-for- sale securities...... $12,070.8    $1,065.3        $2.2         $(39.1)         $--     $13,099.2
                                                  =========    ========        ====         ======          ===     =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2016, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- --------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   877.5     $ 87.4         $ --         $ (10.2)       $  --    $   954.7
    State and political subdivisions.............     580.7       49.2           --            (5.9)          --        624.0
    Non-U.S. government..........................     148.1       21.0           --            (0.1)          --        169.0
    U.S. corporate:
       Utilities.................................     989.9       91.9           --           (14.2)          --      1,067.6
       Energy....................................     591.9       31.8           --            (8.8)          --        614.9
       Finance and insurance.....................   1,103.5       74.4           --           (10.9)          --      1,167.0
       Consumer--non-cyclical....................     818.6       74.1           --            (6.8)          --        885.9
       Technology and communications.............     502.5       34.6           --            (8.6)          --        528.5
       Industrial................................     239.3       11.2           --            (4.8)          --        245.7
       Capital goods.............................     487.1       50.9           --            (3.2)          --        534.8
       Consumer--cyclical........................     323.9       19.2           --            (3.8)          --        339.3
       Transportation............................     309.4       19.9           --            (7.7)          --        321.6
       Other.....................................     154.8        8.4           --            (0.1)          --        163.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,520.9      416.4           --           (68.9)          --      5,868.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     122.1        3.6           --            (2.4)          --        123.3
       Energy....................................     231.6       19.2           --            (4.1)          --        246.7
       Finance and insurance.....................     375.9       25.3           --            (1.7)          --        399.5
       Consumer--non-cyclical....................     132.2        3.4           --            (2.0)          --        133.6
       Technology and communications.............     180.8        9.8           --            (1.7)          --        188.9
       Industrial................................     184.4        7.8           --            (2.4)          --        189.8
       Capital goods.............................     114.5        4.9           --            (1.1)          --        118.3
       Consumer--cyclical........................      44.5        1.4           --            (0.6)          --         45.3
       Transportation............................     135.2       11.6           --            (2.3)          --        144.5
       Other.....................................     345.8       16.9           --            (3.6)          --        359.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,867.0      103.9           --           (21.9)          --      1,949.0
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,183.7       86.9          1.1            (4.3)        (0.1)     1,267.3
    Commercial mortgage-backed...................     814.6       21.8          1.2           (12.4)          --        825.2
    Other asset-backed...........................     768.5        2.8           --           (19.2)          --        752.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,761.0      789.4          2.3          (142.9)        (0.1)    12,409.7
Equity securities................................      51.9        2.6           --            (1.2)          --         53.3
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,812.9     $792.0         $2.3         $(144.1)       $(0.1)   $12,463.0
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2017:

                                           Less than 12 months           12 months or more                   Total
                                       ---------------------------- ---------------------------- ------------------------------
                                                Gross      Number            Gross      Number              Gross      Number
                                       Fair   unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)           value    losses   securities value    losses   securities  value     losses   securities
----------------------------           ------ ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...................... $ 25.8   $ (0.2)       7     $ 65.2   $ (0.9)       3     $   91.0   $ (1.1)      10
    State and political
     subdivisions.....................   16.9     (0.1)       3       26.3     (0.8)       7         43.2     (0.9)      10
    U.S. corporate....................  345.4     (5.8)      90      345.9    (12.5)      66        691.3    (18.3)     156
    Non-U.S. corporate................  147.9     (1.7)      34      117.8     (4.6)      20        265.7     (6.3)      54
    Residential mortgage-
     backed...........................   96.5     (0.9)      24       66.3     (1.8)      26        162.8     (2.7)      50
    Commercial mortgage-
     backed...........................  125.6     (0.9)      19      129.9     (7.9)      24        255.5     (8.8)      43
    Other asset-backed................   86.8     (0.7)      24       25.5     (0.3)      13        112.3     (1.0)      37
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Subtotal, fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Total fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
Investment grade...................... $806.8   $ (8.6)     189     $708.7   $(26.1)     144     $1,515.5   $(34.7)     333
Below investment grade................   38.1     (1.7)      12       68.2     (2.7)      15        106.3     (4.4)      27
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2017:

                                          Less than 12 months           12 months or more                  Total
                                      ---------------------------- ---------------------------- ----------------------------
                                               Gross      Number            Gross      Number            Gross      Number
                                      Fair   unrealized     of     Fair   unrealized     of     Fair   unrealized     of
(Dollar amounts in millions)          value    losses   securities value    losses   securities value    losses   securities
----------------------------          ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
Description of Securities
U.S. corporate:
    Utilities........................ $ 23.9   $(0.2)       13     $ 70.7   $ (2.5)      13     $ 94.6   $ (2.7)      26
    Energy...........................   15.4    (0.4)        8       54.6     (2.9)       7       70.0     (3.3)      15
    Finance and insurance............  124.1    (1.8)       22       27.2     (0.8)       6      151.3     (2.6)      28
    Consumer--non-cyclical...........   23.8    (1.3)        7       26.1     (1.2)       9       49.9     (2.5)      16
    Technology and
     communications..................   32.0    (0.2)       10       65.1     (2.5)      13       97.1     (2.7)      23
    Industrial.......................     --      --        --       18.1     (0.5)       4       18.1     (0.5)       4
    Capital goods....................   45.9    (0.3)       15       13.9     (0.2)       5       59.8     (0.5)      20
    Consumer--cyclical...............   26.3    (0.5)        9       19.4     (0.4)       3       45.7     (0.9)      12
    Transportation...................   45.4    (0.6)        5       50.8     (1.5)       6       96.2     (2.1)      11
    Other............................    8.6    (0.5)        1         --       --       --        8.6     (0.5)       1
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, U.S. corporate
     securities......................  345.4    (5.8)       90      345.9    (12.5)      66      691.3    (18.3)     156
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Non-U.S. corporate:
    Utilities........................    4.9    (0.1)        1       17.4     (0.6)       3       22.3     (0.7)       4
    Energy...........................   16.1    (0.1)        5       23.8     (1.2)       5       39.9     (1.3)      10
    Finance and insurance............   39.2    (0.6)        8       22.3     (0.6)       4       61.5     (1.2)      12
    Consumer--non-cyclical...........    7.6    (0.1)        3         --       --       --        7.6     (0.1)       3
    Technology and
     communications..................   30.4    (0.2)        4        5.9     (0.1)       1       36.3     (0.3)       5
    Industrial.......................     --      --        --        9.3     (0.7)       2        9.3     (0.7)       2
    Capital goods....................    5.5      --         2       14.4     (0.6)       1       19.9     (0.6)       3
    Transportation...................   10.6    (0.4)        3       24.7     (0.8)       4       35.3     (1.2)       7
    Other............................   33.6    (0.2)        8         --       --       --       33.6     (0.2)       8
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, non-U.S. corporate
     securities......................  147.9    (1.7)       34      117.8     (4.6)      20      265.7     (6.3)      54
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Total for corporate securities in an
 unrealized loss position............ $493.3   $(7.5)      124     $463.7   $(17.1)      86     $957.0   $(24.6)     210
                                      ======   =====       ===     ======   ======       ==     ======   ======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and all of the securities were less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.2% as of December 31, 2017.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $28.8 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A+" and approximately 90.6% of the unrealized losses were related to investment grade securities as of December 31, 2017. These unrealized losses were predominantly attributable to corporate securities including variable rate securities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

purchased in a higher rate and lower spread environment and commercial mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 3.6% as of December 31, 2017.

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2016:

                                                 Less than 12 months            12 months or more                    Total
                                            ------------------------------ ----------------------------  --------------------
                                                       Gross      Number            Gross       Number              Gross
                                             Fair    unrealized     of     Fair   unrealized      of      Fair    unrealized
(Dollar amounts in millions)                 value     losses   securities value  losses/(1)/ securities  value   losses/(2)/
----------------------------                -------- ---------- ---------- ------ ----------  ---------- -------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises........................... $  152.8  $ (10.2)      12     $   --   $   --        --     $  152.8  $ (10.2)
    State and political subdivisions.......    145.5     (5.9)      31         --       --        --        145.5     (5.9)
    Non-U.S. government....................      3.6     (0.1)       3         --       --        --          3.6     (0.1)
    U.S. corporate.........................  1,222.0    (53.2)     262      202.1    (15.7)       42      1,424.1    (68.9)
    Non-U.S. corporate.....................    421.8    (12.1)      82      115.3     (9.8)       28        537.1    (21.9)
    Residential mortgage- backed...........    216.2     (3.8)      46       23.8     (0.6)       16        240.0     (4.4)
    Commercial mortgage- backed............    246.6    (11.5)      50        8.1     (0.9)        3        254.7    (12.4)
    Other asset-backed.....................    163.5     (2.6)      40      112.6    (16.6)       32        276.1    (19.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities............................  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
Equity securities..........................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.............. $2,572.0  $ (99.4)     526     $400.5   $(22.9)      112     $2,972.5   (122.3)
    20%-50% Below cost.....................       --       --       --       61.4    (20.7)        9         61.4    (20.7)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity securities........  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost..............     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
Investment grade........................... $2,556.0  $ (99.6)     517     $358.7   $(36.6)       91     $2,914.7   (136.2)
Below investment grade/(3)/................     35.5     (1.0)      12      103.2     (7.0)       30        138.7     (8.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======

                                            ----------
                                              Number
                                                of
(Dollar amounts in millions)                securities
----------------------------                ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...........................     12
    State and political subdivisions.......     31
    Non-U.S. government....................      3
    U.S. corporate.........................    304
    Non-U.S. corporate.....................    110
    Residential mortgage- backed...........     62
    Commercial mortgage- backed............     53
    Other asset-backed.....................     72
                                               ---
    Subtotal, fixed maturity
     securities............................    647
Equity securities..........................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost..............    638
    20%-50% Below cost.....................      9
                                               ---
    Total fixed maturity securities........    647
                                               ---
% Below cost--equity securities:
    (less than)20% Below cost..............      3
                                               ---
    Total equity securities................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
Investment grade...........................    608
Below investment grade/(3)/................     42
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2016:

                                        Less than 12 months            12 months or more                   Total
                                   ------------------------------ ---------------------------- ------------------------------
                                              Gross      Number            Gross      Number              Gross      Number
                                    Fair    unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)        value     losses   securities value    losses   securities  value     losses   securities
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
U.S. corporate:
    Utilities..................... $  260.5   $(14.1)      54     $  7.2   $ (0.1)       3     $  267.7   $(14.2)      57
    Energy........................     52.0     (1.4)      14      103.1     (7.4)      18        155.1     (8.8)      32
    Finance and insurance.........    306.7     (8.5)      57       16.6     (2.4)       2        323.3    (10.9)      59
    Consumer--non-cyclical........    154.9     (6.8)      41         --       --       --        154.9     (6.8)      41
    Technology and
     communications...............     96.0     (4.8)      25       40.2     (3.8)      10        136.2     (8.6)      35
    Industrial....................     59.3     (3.0)      15       25.2     (1.8)       5         84.5     (4.8)      20
    Capital goods.................     77.0     (3.2)      22         --       --       --         77.0     (3.2)      22
    Consumer--cyclical............     83.6     (3.7)      19        8.2     (0.1)       3         91.8     (3.8)      22
    Transportation................    116.7     (7.6)      14        1.6     (0.1)       1        118.3     (7.7)      15
    Other.........................     15.3     (0.1)       1         --       --       --         15.3     (0.1)       1
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, U.S. corporate
     securities...................  1,222.0    (53.2)     262      202.1    (15.7)      42      1,424.1    (68.9)     304
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Non-U.S. corporate:
    Utilities.....................     50.9     (1.8)       7        6.9     (0.6)       1         57.8     (2.4)       8
    Energy........................     22.8     (0.5)       6       26.7     (3.6)       6         49.5     (4.1)      12
    Finance and insurance.........     80.0     (1.4)      21       10.6     (0.3)       5         90.6     (1.7)      26
    Consumer--non-cyclical........     65.3     (2.0)      10         --       --       --         65.3     (2.0)      10
    Technology and
     communications...............     33.4     (1.6)       9        4.9     (0.1)       1         38.3     (1.7)      10
    Industrial....................     33.8     (1.0)       6       26.5     (1.4)       7         60.3     (2.4)      13
    Capital goods.................     10.1     (0.1)       2       14.0     (1.0)       1         24.1     (1.1)       3
    Consumer--cyclical............     16.6     (0.6)       2         --       --       --         16.6     (0.6)       2
    Transportation................     36.8     (1.6)       6       13.0     (0.7)       2         49.8     (2.3)       8
    Other.........................     72.1     (1.5)      13       12.7     (2.1)       5         84.8     (3.6)      18
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, non-U.S.
     corporate securities.........    421.8    (12.1)      82      115.3     (9.8)      28        537.1    (21.9)     110
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Total for corporate securities in
 an unrealized loss position...... $1,643.8   $(65.3)     344     $317.4   $(25.5)      70     $1,961.2   $(90.8)     414
                                   ========   ======      ===     ======   ======       ==     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2017 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   386.2    $   391.3
       Due after one year through five years..     1,608.2      1,673.5
       Due after five years through ten years.     2,365.5      2,483.1
       Due after ten years....................     5,019.9      5,761.8
                                                 ---------    ---------
              Subtotal........................     9,379.8     10,309.7
       Residential mortgage-backed............     1,116.4      1,192.9
       Commercial mortgage-backed.............       949.3        966.6
       Other asset-backed.....................       563.5        565.8
                                                 ---------    ---------
              Total...........................   $12,009.0    $13,035.0
                                                 =========    =========

   As of December 31, 2017, $2,942.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2017, securities issued by finance and insurance, utilities, consumer--non-cyclical and energy industry groups represented approximately 20.5%, 15.8%, 12.2% and 10.6%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2017, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2017 and 2016, $7.8 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  637.5       35.8%      $  588.8       36.2%
Industrial...........................................       506.0       28.5          451.7       27.7
Office...............................................       414.5       23.3          380.5       23.4
Apartments...........................................       120.6        6.8          121.4        7.5
Mixed use............................................        54.4        3.1           58.8        3.6
Other................................................        45.2        2.5           25.7        1.6
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  478.7       26.9%      $  410.8       25.3%
Pacific..............................................       455.2       25.6          438.7       27.0
Middle Atlantic......................................       200.2       11.3          199.2       12.2
West North Central...................................       181.4       10.2          164.4       10.1
East North Central...................................       143.8        8.1          128.9        7.9
Mountain.............................................        98.2        5.5           96.3        5.9
East South Central...................................        87.5        4.9           75.4        4.6
West South Central...................................        76.2        4.3           61.2        3.8
New England..........................................        57.0        3.2           52.0        3.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

   As of December 31, 2017 and 2016, our total mortgage holdings secured by real estate in California was $302.5 million and $280.8 million, respectively, which was 17.0% and 17.3%, respectively, of our total mortgage holdings.

   As of December 31, 2017 and 2016, all of our commercial mortgage loans were current.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2017 and 2016.

   As of and for the years ended December 31, 2017 and 2016, we modified or extended four and three commercial mortgage loans, respectively, with a total carrying value of $15.3 million and $7.4 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(Amounts in millions)                                    2017      2016      2015
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    3.1  $    4.2  $    5.9
   Charge-offs........................................       --      (0.5)     (2.5)
   Recoveries.........................................       --        --        --
   Provision..........................................     (0.4)     (0.6)      0.8
                                                       --------  --------  --------
   Ending balance..................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========

   As of December 31, 2017, 2016 and 2015, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                                   2017
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $292.7   $124.1    $220.7     $  --       $--    $  637.5
   Industrial..........................   244.4     90.2     169.3       2.1        --       506.0
   Office..............................   194.4     62.2     157.9        --        --       414.5
   Apartments..........................    78.1     26.8      10.8       4.9        --       120.6
   Mixed use...........................    27.8     19.7       6.9        --        --        54.4
   Other...............................    24.4     15.7       5.1        --        --        45.2
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $861.8   $338.7    $570.7     $ 7.0       $--    $1,778.2
                                         ======   ======    ======     =====       ===    ========
% of total.............................    48.5%    19.0%     32.1%      0.4%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    3.26     1.77      1.63      1.09        --        2.45
                                         ======   ======    ======     =====       ===    ========

                                                                   2016
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $189.6   $151.6    $247.6     $  --       $--    $  588.8
   Industrial..........................   189.1    133.9     126.5       2.2        --       451.7
   Office..............................   102.4     50.4     226.4       1.3        --       380.5
   Apartments..........................    43.7     25.7      47.1       4.9        --       121.4
   Mixed use...........................    24.9     18.8      15.1        --        --        58.8
   Other...............................     8.6       --      17.1        --        --        25.7
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $558.3   $380.4    $679.8     $ 8.4       $--    $1,626.9
                                         ======   ======    ======     =====       ===    ========
% of total.............................    34.3%    23.4%     41.8%      0.5%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    2.40     1.74      1.63      1.08        --        1.92
                                         ======   ======    ======     =====       ===    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2017
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 7.9        $ 60.2      $109.6      $222.0     $237.8   $  637.5
   Industrial..................       3.6          17.6        69.6       205.5      209.7      506.0
   Office......................      16.7           9.7        50.5        94.1      243.5      414.5
   Apartments..................        --           7.7        24.3        31.2       57.4      120.6
   Mixed use...................       0.4           1.1          --        27.1       25.8       54.4
   Other.......................        --          12.0          --        13.7       19.5       45.2
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $28.6        $108.3      $254.0      $593.6     $793.7   $1,778.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       1.6%          6.1%       14.3%       33.4%      44.6%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      52.7%         57.6%       59.2%       56.9%      37.0%      48.3%
                                    =====        ======      ======      ======     ======   ========

                                                                 2016
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 4.8        $ 56.7      $120.7      $239.4     $167.2   $  588.8
   Industrial..................       3.8          63.1        66.9       166.4      151.5      451.7
   Office......................      22.7          19.9         8.5       219.9      109.5      380.5
   Apartments..................      13.1          12.8         7.4        54.3       33.8      121.4
   Mixed use...................       0.6           3.5         3.2        23.3       28.2       58.8
   Other.......................        --          12.4         5.3         4.6        3.4       25.7
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $45.0        $168.4      $212.0      $707.9     $493.6   $1,626.9
                                    =====        ======      ======      ======     ======   ========
% of total.....................       2.8%         10.4%       13.0%       43.5%      30.3%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      58.8%         59.4%       58.1%       58.8%      44.1%      54.3%
                                    =====        ======      ======      ======     ======   ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2017                      2016
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.     $722.0        80.4%      $  672.4       58.6%
Derivatives.............................       83.8         9.3           72.7        6.3
Securities lending collateral...........       43.5         4.8           89.0        7.8
Limited partnerships....................       29.1         3.2           41.1        3.6
Short-term investments..................       15.9         1.8            8.5        0.7
Real estate owned.......................        3.3         0.4            3.3        0.3
Trading securities......................         --          --          259.1       22.6
Other investments.......................        0.5         0.1            0.5        0.1
                                             ------       -----       --------      -----
   Total other invested assets..........     $898.1       100.0%      $1,146.6      100.0%
                                             ======       =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      Derivative assets             Derivative liabilities
                                               ------------------------------- --------------------------------
                                                    Balance        Fair value      Balance         Fair value
                                                     sheet         -----------      sheet         -------------
(Amounts in millions)                            classification    2017  2016   classification     2017   2016
---------------------                          --------------      ----- ----- --------------     ------ ------
Derivatives not designated as hedges
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $  -- $ 0.2     liabilities    $   -- $   --
                                                 Other invested                       Other
Equity index options..........................       assets         79.5  72.0     liabilities        --     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets           --    --     liabilities       2.0    1.1
                                                 Other invested                       Other
Limited guarantee.............................       assets          4.3   0.5     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(1)/    11.1  13.3    balances/(2)/    215.6  261.0
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(3)/    416.4  341.0
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(4)/     14.1   11.5
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      94.9  86.0                     648.1  614.6
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $94.9 $86.0                    $648.1 $614.6
                                                                   ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(3)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(4)/Represents the embedded derivatives associated with our indexed universal life liabilities.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              Maturities/  December 31,
(Notional in millions)                Measurement December 31, 2016 Additions terminations     2017
----------------------                ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
Interest rate swaps..................  Notional       $    4.9      $     --   $      --     $    4.9
Credit default swaps.................  Notional           10.0            --          --         10.0
Equity index options.................  Notional        2,395.5       2,982.4    (2,957.8)     2,420.1
Financial futures....................  Notional        1,188.7       1,155.2    (1,239.0)     1,104.9
Equity return swaps..................  Notional          150.0         254.6      (329.6)        75.0
Limited guarantee....................  Notional          250.0            --          --        250.0
Reinsurance embedded derivative......  Notional          301.5            --      (301.5)          --
                                                      --------      --------   ---------     --------
   Total derivatives.................                 $4,300.6      $4,392.2   $(4,827.9)    $3,864.9
                                                      ========      ========   =========     ========

                                                                              Maturities/  December 31,
(Number of policies)                  Measurement December 31, 2016 Additions terminations     2017
--------------------                  ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
GMWB embedded derivatives............  Policies        28,908          --        (2,378)      26,530
Fixed index annuity embedded
  derivatives........................  Policies        17,299          --          (454)      16,845
Indexed universal life embedded
  derivatives........................  Policies         1,074           1           (90)         985

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2017, 2016 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                         2017   2016   2015
---------------------                                                                        -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $72.5  $68.3  $63.6
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9), $(3.2)
  and $(2.9)................................................................................   6.8    6.0    5.3
Reclassification to net income (loss), net of deferred taxes of $0.9, $0.9 and $0.3.........  (1.4)  (1.8)  (0.6)
                                                                                             -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $77.9  $72.5  $68.3
                                                                                             =====  =====  =====

   Derivatives qualifying as effective accounting hedges totaled $77.9 million, $72.5 million and $68.3 million, net of taxes, for the years ended December 31, 2017, 2016 and 2015, respectively, related to our investment in GLICNY. The $77.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2017 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2017, 2016 and 2015 in connection with forecasted transactions that were no longer considered probable of occurring.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                        Classification of gain (loss) recognized
(Amounts in millions)                           2017     2016    2015            in net income (loss)
---------------------                          ------  -------  ------  ----------------------------------------
Interest rate swaps........................... $   --  $  15.1  $  0.6       Net investment gains (losses)
Equity index options..........................   57.4     11.8   (23.6)      Net investment gains (losses)
Financial futures.............................  (34.8)  (101.6)  (31.5)      Net investment gains (losses)
Equity return swaps...........................  (21.8)    (3.7)    0.1       Net investment gains (losses)
Limited guarantee.............................    3.8     (3.3)   (1.4)      Net investment gains (losses)
Reinsurance embedded derivative...............  (11.5)    42.3    (1.3)      Net investment gains (losses)
GMWB embedded derivatives.....................   67.6     68.5   (21.6)      Net investment gains (losses)
Fixed index annuity embedded derivatives......  (83.7)   (22.0)   (7.1)      Net investment gains (losses)
Indexed universal life embedded derivatives...    7.5      9.7     6.5       Net investment gains (losses)
                                               ------  -------  ------
   Total derivatives not designated as hedges. $(15.5) $  16.8  $(79.3)
                                               ======  =======  ======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2017                                     2016
                                                --------------------------------------   --------------------------------------
                                                Derivatives   Derivatives        Net     Derivatives   Derivatives        Net
(Amounts in millions)                           assets/(1)/ liabilities/(1)/ derivatives assets/(1)/ liabilities/(1)/ derivatives
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 79.5        $  2.0         $ 77.5      $ 72.2        $  1.1         $ 71.1
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------        ------         ------
   Net amounts presented in the balance
     sheet.....................................     79.5           2.0           77.5        72.2           1.1           71.1
Gross amounts not offset in the balance sheet:
   Financial instruments/(2)/..................     (2.0)         (2.0)            --        (1.1)         (1.1)            --
   Collateral received.........................    (29.0)           --          (29.0)      (21.6)           --          (21.6)
   Collateral pledged..........................       --         (20.0)          20.0          --         (45.8)          45.8
Over collateralization.........................       --          20.0          (20.0)         --          45.8          (45.8)
                                                  ------        ------         ------      ------        ------         ------
Net amount.....................................   $ 48.5        $   --         $ 48.5      $ 49.5        $   --         $ 49.5
                                                  ======        ======         ======      ======        ======         ======

--------
/(1)/Does not include amounts related to embedded derivatives as of
     December 31, 2017 and 2016.
/(2)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2017 and 2016, we could have been allowed to claim $48.5 million and $49.5 million, respectively. The chart above excludes embedded derivatives and limited guarantee as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2017                        2016
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures in less than one year..............  $10.0    $--       $--      $  --    $--       $--
   Matures after one year through five years..     --     --        --       10.0     --        --
                                                -----    ---       ---      -----    ---       ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $--       $--      $10.0    $--       $--
                                                =====    ===       ===      =====    ===       ===

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2017      2016      2015
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,102.8  $2,345.5  $2,842.3
   Costs deferred.................................................      9.0      58.8     142.6
   Amortization, net of interest accretion........................   (185.0)   (301.5)   (185.3)
   Impairment.....................................................       --        --    (454.1)
   Reinsurance transactions/(1)/..................................     31.7        --        --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  1,958.5   2,102.8   2,345.5
   Accumulated effect of net unrealized investment (gains) losses.   (324.6)   (146.7)   (105.8)
                                                                   --------  --------  --------
Balance as of December 31......................................... $1,633.9  $1,956.1  $2,239.7
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

$5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. As of December 31, 2017 and 2016, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

   In 2017 and 2016, as part of our annual review and update of assumptions, we increased DAC amortization for our universal and term universal life products by $37.5 million and $82.1 million, respectively, reflecting updated assumptions primarily for emerging mortality experience and prolonged lower interest rates. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. See note 7 for additional information regarding amortization of DAC related to reinsurance transactions with related parties.

   In 2015, we entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life"). Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. We initially ceded premiums of $325.7 million and reserves of $330.5 million of certain term life insurance products under this agreement. In connection with entering into the Master Agreement in 2015, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

(6) Intangible Assets

   The following table presents our intangible assets as of December 31:

                                                        2017                     2016
                                               ----------------------   ----------------------
                                                 Gross                    Gross
                                                carrying   Accumulated   carrying   Accumulated
(Amounts in millions)                          amount/(1)/ amortization amount/(1)/ amortization
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $594.2      $(511.2)     $625.6      $(479.8)
Capitalized software..........................    129.7       (118.3)      127.3       (112.1)
Deferred sales inducements to contractholders.     64.7        (43.5)       66.5        (40.5)
Other.........................................      3.8         (3.8)        3.8         (3.8)
                                                 ------      -------      ------      -------
   Total......................................   $792.4      $(676.8)     $823.2      $(636.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2017, 2016 and 2015 was $37.6 million, $(2.7) million and $30.7 million, respectively. Amortization expense related to deferred sales inducements of $3.0 million, $4.9 million and $4.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2017    2016    2015
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $211.3  $198.6  $218.3
   Amortization...................................................  (41.8)    2.0   (32.5)
   Interest accreted at 5.32%, 5.22% and 6.14%....................   10.4    10.7    12.8
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  179.9   211.3   198.6
   Accumulated effect of net unrealized investment (gains) losses.  (96.9)  (65.5)  (60.5)
                                                                   ------  ------  ------
Balance as of December 31......................................... $ 83.0  $145.8  $138.1
                                                                   ======  ======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. As of December 31, 2017, we believe all of our businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2017 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2018. 6.5%
                                   2019. 8.0%
                                   2020. 7.3%
                                   2021. 6.6%
                                   2022. 6.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2017, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In April 2017, we assumed risk on a coinsurance basis for certain blocks of term life insurance, universal life insurance and single premium whole life insurance from GLIC, our parent. As part of these transactions, we received cash and investments of $250.6 million, DAC of $31.7 million and recorded higher reserves of $190.6, which resulted in an after-tax gain of $57.2 million. This affiliated reinsurance gain was recorded in additional paid-in capital as a deemed capital contribution in 2017.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. As of December 31, 2017 and 2016, we had reserves of $1,367.1 million and $1,258.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2017 and 2016, we had reinsurance recoverables of $198.9 million and $232.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   In February 2016, as part of restructuring Genworth's U.S. life insurance business, Genworth announced an initiative to repatriate existing reinsured business from Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. After receiving regulatory approval, on October 1, 2016, the repatriation was completed through the merger of BLAIC with and into GLIC, our parent, with GLIC being the surviving company. As a result of this repatriation, we recaptured all of our term and universal life insurance policies previously ceded to BLAIC, an affiliate, which primarily increased policy fees and other income $318.1 million with a proportionate increase in benefits and other changes in reserves. In addition, subsequent to the recapture, an embedded derivative associated with our universal life insurance products was terminated which resulted in a gain of $42.6 million that was recorded in net investment gains (losses).

   In 2016, we also recaptured certain universal life insurance policies previously ceded to GLIC and certain linked-benefit products were recaptured by GLIC that we had previously assumed. As a result of these reinsurance transactions, we initially recorded higher policy fees and other income of approximately $403.0 million, higher acquisition and operating expenses of approximately $298.0 million and we wrote off deferred acquisition costs of approximately $50.8 million. These reinsurance recaptures resulted in an after-tax gain of approximately $45.7 million. Additionally, in satisfaction of the $298.0 million net recapture settlement, we transferred fixed maturity securities with a book value of $276.2 million to GLIC, resulting in an after-tax gain of $14.2 million. These affiliated non-cash recapture gains were recorded in additional paid-in capital as deemed capital contributions in 2016. See note 12, supplemental cash flow information, for other non-cash transactions.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $814.4 million and $18.4 million, respectively, as of December 31, 2017 and $775.7 million and $18.2 million, respectively, as of December 31, 2016 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2017 and 2016, we had $1,768.9 million and $1,739.4 million, respectively, in retained assets that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2017 and 2016, we had a reinsurance recoverable of $5,828.3 million and $6,001.1 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2017         2016         2015
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 475,061.0  $ 502,208.9  $ 524,686.6
 Amounts assumed from other companies..   132,285.7    135,988.1    139,439.1
 Amounts ceded to other companies/(1)/.  (555,841.4)  (554,261.6)  (478,002.5)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $  51,505.3  $  83,935.4  $ 186,123.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...       256.8%       162.0%        74.9%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                       Earned
                                     -------------------------  -----------------------------
(Amounts in millions)                  2017     2016     2015     2017       2016       2015
---------------------                -------  -------  -------  -------  -------      -------
Direct.............................. $ 795.9  $ 837.7  $ 882.9  $ 796.6  $ 838.6      $ 884.2
Assumed.............................   169.1    156.5    156.7    169.2    156.6        156.7
Ceded...............................  (655.1)  (980.9)  (499.1)  (655.8)  (981.6)      (500.0)
                                     -------  -------  -------  -------  -------      -------
Net premiums........................ $ 309.9  $  13.3  $ 540.5  $ 310.0  $  13.6      $ 540.9
                                     =======  =======  =======  =======  =======      =======
Percentage of amount assumed to net.                               54.6%      NM/(1)/    29.0%
                                                                =======  =======      =======

--------
/(1)/We define "NM" as not meaningful for percentages greater than 200%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   See note 5 for a discussion on the impact of reinsurance treaty with Protective Life on ceded premiums for the year ended December 31, 2016.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,235.0 million, $996.2 million and $1,106.6 million during 2017, 2016 and 2015, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2017     2016
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.00% - 8.00% $4,775.9 $4,859.7
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,347.5  2,455.8
Annuity contracts with life contingencies.......    /(1)/   1.00% - 8.00%  1,302.7  1,361.7
Accident and health insurance contracts.........    /(3)/   3.50% - 6.00%    126.2    114.0
Supplementary contracts with life contingencies.    /(1)/   1.00% - 8.00%     74.3     67.9
                                                                          -------- --------
   Total future policy benefits.................                          $8,626.6 $8,859.1
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, the 1983 Group Annuitant Mortality Table, the 1983 Individual Annuitant Mortality Table, the Annuity 2000 Mortality Table or the 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, or the 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or the 2000
     U.S. Annuity Table, the 1983 Group Annuitant Mortality Table or the 2008 Valuation Basic Table.

   We regularly review our assumptions and perform loss recognition testing at least annually. In 2017 and 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of $5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for these products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

   (Amounts in millions)                                    2017      2016
   ---------------------                                  --------- ---------
   Annuity contracts..................................... $ 4,195.4 $ 4,419.6
   Structured settlements without life contingencies.....     768.5     835.9
   FABNs.................................................       5.0       5.3
   Supplementary contracts without life contingencies....     443.4     465.2
   Variable universal life insurance contracts...........      15.3      15.9
                                                          --------- ---------
      Total investment contracts.........................   5,427.6   5,741.9
   Universal and term universal life insurance contracts.   6,630.1   6,211.4
                                                          --------- ---------
      Total policyholder account balances................ $12,057.7 $11,953.3
                                                          ========= =========

   In 2017, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $30.8 million for our universal and term universal life insurance products driven mostly by emerging mortality experience and from prolonged low interest rates. In 2016, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $202.2 million for our universal and term universal life insurance products, reflecting updated assumptions primarily for mortality experience in older age populations. In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $16.1 million and $15.0 million of common stock related to our memberships as of December 31, 2017 and 2016, respectively, which was included in equity securities. In 2017, our universal life business entered into a new FHLB agreement for $25.0 million, which was included in universal and term universal life insurance contracts in the table above. As of December 31, 2017, we have an outstanding funding agreement with FHLB and also a letter of credit which has not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The letter of credit of $28.2 million related to the FHLB is for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. This funding agreement and the letter of credit were collateralized by fixed maturity securities with a fair value of $72.4 million as of December 31, 2017.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2017     2016
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,169.3 $2,168.6
   Net amount at risk...................................................... $    2.2 $    3.4
   Average attained age of contractholders.................................       74       73
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,202.0 $2,297.8
   Net amount at risk...................................................... $  114.2 $  154.1
   Average attained age of contractholders.................................       75       74
Account values with living benefit guarantees:
   GMWBs................................................................... $2,311.0 $2,405.5
   Guaranteed annuitization benefits....................................... $1,168.1 $1,145.5

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2017 and 2016, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,008.4 million and $5,135.6 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $92.7 million and $89.0 million as of December 31, 2017 and 2016, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2017 and 2016, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $584.7 million and $663.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2017     2016
                    ---------------------  -------- --------
                     Balanced funds....... $2,743.4 $2,780.4
                     Equity funds.........  1,116.1  1,116.6
                     Bond funds...........    435.7    478.2
                     Money market funds...     75.0     80.1
                                           -------- --------
                        Total............. $4,370.2 $4,455.3
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(9) Liability for Policy and Contract Claims

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (Amounts in millions)                               2017   2016
        ---------------------                              ------ ------
        Life insurance.................................... $236.7 $205.4
        Fixed annuities...................................   12.7    8.4
        Accident and health insurance contracts...........   42.5   46.6
        Runoff............................................    6.4    7.2
                                                           ------ ------
           Total liability for policy and contract claims. $298.3 $267.6
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2017     2016     2015
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 267.6  $ 254.6  $ 245.8
       Less reinsurance recoverables..........  (155.1)  (127.3)  (112.4)
                                               -------  -------  -------
          Net balance as of January 1.........   112.5    127.3    133.4
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   757.5    703.6    810.8
          Prior years.........................    13.2     16.9      8.4
                                               -------  -------  -------
              Total incurred..................   770.7    720.5    819.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (671.8)  (663.0)  (736.8)
          Prior years.........................   (86.7)   (72.3)   (88.5)
                                               -------  -------  -------
              Total paid......................  (758.5)  (735.3)  (825.3)
                                               -------  -------  -------
          Net balance as of December 31.......   124.7    112.5    127.3
       Add reinsurance recoverables...........   173.6    155.1    127.3
                                               -------  -------  -------
       Ending balance as of December 31....... $ 298.3  $ 267.6  $ 254.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2017

   In 2017, the incurred amount of $13.2 million related to insured events of prior years increased predominantly related to our life insurance business from unfavorable mortality in 2017.

2016

   In 2016, the incurred amount of $16.9 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity in 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


2015

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

(10) Non-Recourse Funding Obligations

   As of December 31, 2017 and 2016, Rivermont Life Insurance Company I ("Rivermont I"), our wholly-owned, special purpose consolidated captive insurance subsidiary, had an outstanding floating rate subordinated note of $310.6 million and $310.4 million, net of $4.4 million and $4.6 million, respectively, of deferred borrowing charges, due in 2050 with accrual of interest based on one-month London Interbank Offered rate ("LIBOR") that resets every 28 days plus a fixed margin. This surplus note has been deposited into a trust that has issued money market securities. Both principal and interest payments on the money market securities are guaranteed by a third-party insurance company. The holders of the money market securities cannot require repayment from us or Rivermont I, the direct issuer of the note. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify Rivermont I and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2017 and 2016, the fair value of this derivative was $4.3 million and $0.5 million, respectively.

   Any payment of principal, including by redemption, or interest on the note may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the note have no rights to accelerate payment of principal of the note under any circumstances, including without limitation, for nonpayment or breach of any covenant. Rivermont I, the direct issuer of the note, reserves the right to repay the note that it has issued at any time, subject to prior regulatory approval.

   During 2016, in connection with a life block transaction, River Lake I redeemed $1,004.6 million of its outstanding floating rate subordinated notes due in 2033 and River Lake II redeemed $794.8 million of its outstanding floating rate subordinated notes due in 2035 for a pre-tax loss of approximately $9.0 million from the write-off of deferred borrowing costs.

   During 2015, River Lake I repaid $30.6 million of its total outstanding floating rate subordinated notes due in 2033 and River Lake II repaid $36.8 million of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2017 and 2016 were 3.5% and 2.8%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(11) Income Taxes

   The total benefit for income taxes was as follows for the years ended December 31:

         (Amounts in millions)                2017     2016     2015
         ---------------------              -------  -------  -------
         Current federal income taxes...... $  46.9  $ 121.9  $ (23.9)
         Deferred federal income taxes.....  (432.0)  (157.2)  (184.2)
                                            -------  -------  -------
            Total federal income taxes.....  (385.1)   (35.3)  (208.1)
                                            -------  -------  -------
         Current state income taxes........     1.3     (0.1)    (1.2)
         Deferred state income taxes.......     1.5      0.8     (1.9)
                                            -------  -------  -------
            Total state income taxes.......     2.8      0.7     (3.1)
                                            -------  -------  -------
            Total benefit for income taxes. $(382.3) $ (34.6) $(211.2)
                                            =======  =======  =======

   As of December 31, 2017, the current federal income tax payable was $14.4 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2016, the current federal income tax receivable was $15.8 million and was included in other assets in the consolidated balance sheet. As of December 31, 2017 and 2016, the current state income tax payable was $1.3 million and $0.1 million, respectively, and was included in other liabilities in the consolidated balance sheets.

   In 2016, we recorded $36.1 million in retained earnings as a deemed dividend related to a reimbursement of amounts primarily related to liabilities for tax contingency reserves previously assumed and paid by Genworth North America Corporation ("GNA"), our indirect parent, under our Tax Assumption Agreement. In 2017 and 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(Amounts in millions)                                            2017            2016           2015
---------------------                                       --------------  -------------  -------------
Pre-tax loss before equity in net income of unconsolidated
  subsidiary............................................... $ (91.4)        $(113.2)       $(577.4)
                                                            =======         =======        =======
Statutory U.S. federal income tax rate..................... $ (32.0)  35.0% $ (39.6) 35.0% $(202.1) 35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect......     1.8   (2.0)     0.5  (0.4)    (2.0)  0.3
   Write-off of deferred taxes.............................      --     --      9.0  (8.0)     1.2  (0.2)
   Benefit on tax favored investments, net of uncertain
     tax positions.........................................     2.1   (2.3)    (7.6)  6.7    (10.8)  1.9
   Valuation allowance.....................................    (2.9)   3.2      2.9  (2.6)    (1.2)  0.2
   TCJA, impact from change in tax rate....................  (349.7) 382.6       --    --       --    --
   Other, net..............................................    (1.6)   1.8      0.2  (0.2)     3.7  (0.6)
                                                            -------  -----  -------  ----  -------  ----
Effective rate............................................. $(382.3) 418.3% $ (34.6) 30.6% $(211.2) 36.6%
                                                            =======  =====  =======  ====  =======  ====

   On December 22, 2017, the TCJA was signed into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. The most significant provision to our financial statements is the corporate rate reduction from 35% to 21%. Included in our 2017 benefit for income taxes is $349.7 million of tax benefits associated with revaluing our deferred tax assets and liabilities to the new rate on the date of enactment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For the year ended December 31, 2017, the increase in the effective tax rate was primarily related to changes in U.S. tax legislation under the TCJA, mostly from the reduction in corporate tax rates as described above.

   For the year ended December 31, 2016, the decrease in the effective tax rate was primarily attributable to the write-off of unsupported tax balances and a valuation allowance on foreign tax credits that we did not expect to realize. This decrease was partially offset by the effect of tax favored investment benefits on a lower pre-tax loss in 2016 compared to 2015.

   The components of the net deferred income tax liability were as follows as of December 31:

       (Amounts in millions)                              2017    2016
       ---------------------                             ------  ------
       Assets:
          Accrued expenses..............................   24.2    11.5
          Net operating loss carryforwards..............    7.4    12.3
          Foreign tax credit carryforwards..............    1.6     2.1
          State income taxes............................    6.2     7.8
                                                         ------  ------
              Gross deferred income tax assets..........   39.4    33.7
              Valuation allowance.......................   (7.4)  (15.2)
                                                         ------  ------
              Total deferred income tax assets..........   32.0    18.5
                                                         ------  ------
       Liabilities:
          Investments................................... $  1.1  $  8.8
          Insurance reserves transition adjustment......   93.1      --
          Insurance reserves............................   47.0   203.7
          Net unrealized gains on investment securities.   70.1    89.6
          PVFP..........................................   42.8    82.9
          DAC...........................................  282.4   526.0
          Other.........................................   22.2    10.3
                                                         ------  ------
              Total deferred income tax liabilities.....  558.7   921.3
                                                         ------  ------
              Net deferred income tax liability......... $526.7  $902.8
                                                         ======  ======

   The above valuation allowance of $7.4 million and $15.2 million as of December 31, 2017 and 2016, respectively, related to a specific federal separate tax return net operating loss. As of December 31, 2016, the valuation allowance also included the impact of foreign tax credits that we did not expect to realize. The decrease in the valuation allowance in 2017 was primarily related to judgments regarding the future realization of certain foreign tax credits, for which a valuation allowance was established in 2016 and the effect of revaluing deferred tax assets and liabilities to the newly enacted 21% tax rate. In light of our latest financial projections, which include the impact of changes in U.S. tax law under the TCJA, we believe that it is more likely than not that the benefits of these foreign tax credits will be realized and have released this portion of the valuation allowance.

   Based on our analysis, we believe it is more likely than not that the results of future operations and reversal of taxable temporary differences will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Net operating loss carryforwards amounted to $35.2 million as of December 31, 2017, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $1.6 million as of December 31, 2017, and if unused will begin to expire in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (Amounts in millions)                          2017   2016   2015
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 5.4  $ 7.1  $ 9.6
       Tax positions related to the current period:
          Gross additions...........................   1.6     --    0.8
          Gross reductions..........................  (1.6)  (1.7)  (1.6)
       Tax positions related to the prior years:
          Gross additions...........................   9.6     --     --
          Gross reductions..........................    --     --   (1.7)
                                                     -----  -----  -----
       Balance as of December 31.................... $15.0  $ 5.4  $ 7.1
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $15.0 million as of December 31, 2017, which if recognized would affect the effective rate on operations by $10.0 million. We believe that it is reasonably possible that in 2018 due to the potential resolution of certain potential settlements and other administrative and statutory proceedings and limitations, up to approximately $14.3 million unrecognized tax benefits will be recognized.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2017, 2016 and 2015, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2017 and 2016.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2013. Any exposure with respect to these pre-2014 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

   Due to the complexities involved in accounting for the recently enacted TCJA, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, which requires companies to include in its financial statements a reasonable estimate of the impact of the TCJA on earnings to the extent such reasonable estimate has been determined. For specific effects of the TCJA for which a reasonable estimate cannot be made, SAB 118 provides that no amount should be recorded as a provisional amount in current year earnings and companies should continue to apply the tax law in effect just before the enactment date of the TCJA on December 22, 2017.

   Accordingly, we recorded the following reasonable estimates of the tax impact in our earnings for the year ended December 31, 2017. These amounts are considered to be provisional as we continue to assess available tax methods and elections and refine our computations and estimates.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Deferred tax assets and liabilities

   We remeasured certain deferred tax assets and liabilities based on the federal rate at which they are expected to reverse in the future, which is generally 21%. However, the Internal Revenue Service has indicated that additional guidance will be forthcoming with respect to several technical areas within the TCJA, which could affect the measurement of these balances or potentially give rise to new deferred tax amounts. The provisional amount recorded in 2017 that related to the re-measurement of our deferred tax assets and liabilities was a tax benefit of $349.7 million.

   Insurance reserve transition adjustment

   We have recorded a provisional reclassification in deferred tax liabilities in the amount of $93.1 million related to the transition adjustment required under the TCJA with respect to the life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. This provisional amount had no impact on income (loss), however, the reclassification amount may change as we continue to refine our insurance reserve calculations and apply the new reserving rules under the TCJA on a product level basis. Future changes similarly are not expected to have an impact on income (loss).

   Further regulatory guidance related to the TCJA is expected to be issued in 2018 which may result in changes to our current estimates. Any revisions to the estimated impacts of the TCJA will be recorded when the computations are complete and will be reflected in our year ended December 31, 2018 financial statements.

(12) Supplemental Cash Flow Information

   Net cash paid for taxes was $16.8 million, $132.7 million and $48.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $10.8 million, $54.5 million and $81.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16. For information regarding non-cash transactions related to reinsurance transactions with related parties, see note 7.

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $68.9 million, $103.4 million and $150.3 million for the years ended December 31, 2017, 2016 and 2015, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $14.1 million, $25.2 million and $28.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.2 million, $14.9 million and $15.9 million to Genworth in 2017, 2016 and 2015, respectively, for investment-related

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2017, 2016 and 2015, we incurred no interest expense under this agreement. For the years ended December 31, 2017, 2016 and 2015, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2017 and 2016, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2017 and 2016, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $10.8 million and $9.3 million as of December 31, 2017 and 2016, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2017 and 2016 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2017, we recorded $2.5 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2016 and 2015, we recorded $0.5 million and $24.5 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2017 and 2016, Newco leased buildings to affiliates and we recognized $4.5 million in rental income related to these lease arrangements.

   See note 7 for additional information related to reinsurance transactions with related parties.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, short-term investments, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents limited partnerships accounted for under the cost method. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2017
                     -                       ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,774.6 $1,835.8   $--    $ --   $1,835.8
   Other invested assets....................     /(1)/        6.2      9.2    --      --        9.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.6    201.0    --      --      201.0
   Investment contracts.....................     /(1)/    5,427.6  5,671.0    --     4.9    5,666.1
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   29.5            --       --    --      --         --

                                                                      2016
                                             ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,623.1 $1,654.3   $--    $ --   $1,654.3
   Other invested assets....................     /(1)/       17.1     19.5    --     8.5       11.0
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.4    185.7    --      --      185.7
   Investment contracts.....................     /(1)/    5,741.9  6,033.7    --     5.1    6,028.6
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   35.0            --       --    --      --         --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, short-term investments, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, short-term investments, equity and trading securities

   The fair value of fixed maturity, short-term investments, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or broker quotes, which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. If prices are unavailable from public pricing services we obtain broker quotes. For all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   A summary of the inputs used for our fixed maturity, short-term investments, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

Level 1 measurements

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Level 2 measurements

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 87.7% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing. Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2017:

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association OAS,
U.S. government, agencies and                      Price quotes from trading desk,        Treasury Curve, Agency Bullet Curve,
 government-sponsored enterprises.....  $880.1     broker feeds                           maturity to issuer spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......  $704.6     vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................  $167.2     market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $5,275.3    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,740.0    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,178.3    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                                                          year, tranche type, original credit
                                                   Multi-dimensional attribute-based      ratings, weighted-average life, cash
                                                   modeling systems, pricing matrix,      flows, spreads derived from broker
                                                   spread matrix priced to swap curves,   quotes, bid side prices, spreads to
                                                   Trepp commercial mortgage-backed       daily updated swaps curves, TRACE
Commercial mortgage-backed............   $951.2    securities analytics model             reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $537.1    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $365.1 million and $156.6 million, respectively, as of December 31, 2017. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Short-term investments

   Short-term investments primarily include commercial paper and other highly liquid debt instruments and are classified as Level 2. We determine fair value after considering prices obtained by third-party pricing services.

Level 3 measurements

   Fixed maturity securities

  . Internal models: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $910.3 million as of December 31, 2017.

  . Broker quotes: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $158.5 million as of December 31, 2017.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2017 and 2016, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $53.6 million and $62.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Fixed index annuity embedded derivatives

   We have fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We have indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rates, equity index volatility, equity index, and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                         2017
                                                                       -----------------------------------------
(Amounts in millions)                                                    Total     Level 1   Level 2    Level 3
---------------------                                                  ---------- --------- ---------- ---------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $    880.1 $      -- $    880.1 $      --
          State and political subdivisions............................      704.6        --      704.6        --
          Non-U.S. government.........................................      177.9        --      177.9        --
          U.S. corporate:
             Utilities................................................    1,198.7        --      962.4     236.3
             Energy...................................................      630.4        --      599.1      31.3
             Finance and insurance....................................    1,259.8        --    1,066.2     193.6
             Consumer--non-cyclical...................................      906.6        --      892.9      13.7
             Technology and communications............................      583.5        --      583.5        --
             Industrial...............................................      305.3        --      305.3        --
             Capital goods............................................      566.1        --      538.4      27.7
             Consumer--cyclical.......................................      349.0        --      287.2      61.8
             Transportation...........................................      346.5        --      311.5      35.0
             Other....................................................      164.2        --       93.9      70.3
                                                                       ---------- --------- ---------- ---------
             Total U.S. corporate.....................................    6,310.1        --    5,640.4     669.7
                                                                       ---------- --------- ---------- ---------
          Non-U.S. corporate:
             Utilities................................................      149.9        --       66.6      83.3
             Energy...................................................      275.3        --      221.5      53.8
             Finance and insurance....................................      494.1        --      463.1      31.0
             Consumer--non-cyclical...................................      137.5        --       91.9      45.6
             Technology and communications............................      213.0        --      199.9      13.1
             Industrial...............................................      209.6        --      182.1      27.5
             Capital goods............................................      157.3        --      104.6      52.7
             Consumer--cyclical.......................................       56.3        --       52.4       3.9
             Transportation...........................................      154.3        --      125.7      28.6
             Other....................................................      389.7        --      388.8       0.9
                                                                       ---------- --------- ---------- ---------
             Total non-U.S. corporate.................................    2,237.0        --    1,896.6     340.4
                                                                       ---------- --------- ---------- ---------
          Residential mortgage-backed.................................    1,192.9        --    1,178.3      14.6
          Commercial mortgage-backed..................................      966.6        --      951.2      15.4
          Other asset-backed..........................................      565.8        --      537.1      28.7
                                                                       ---------- --------- ---------- ---------
          Total fixed maturity securities.............................   13,035.0        --   11,966.2   1,068.8
                                                                       ---------- --------- ---------- ---------
       Equity securities..............................................       64.2      32.0       16.3      15.9
                                                                       ---------- --------- ---------- ---------
       Other invested assets:
          Derivative assets:
             Equity index options.....................................       79.5        --         --      79.5
             Limited guarantee........................................        4.3        --         --       4.3
                                                                       ---------- --------- ---------- ---------
             Total derivative assets..................................       83.8        --         --      83.8
                                                                       ---------- --------- ---------- ---------
          Securities lending collateral...............................       43.5        --       43.5        --
          Short-term investments......................................       15.9        --       15.9        --
                                                                       ---------- --------- ---------- ---------
          Total other invested assets.................................      143.2        --       59.4      83.8
                                                                       ---------- --------- ---------- ---------
    Reinsurance recoverable/(1)/......................................       11.1        --         --      11.1
    Separate account assets...........................................    6,659.9   6,659.9         --        --
                                                                       ---------- --------- ---------- ---------
             Total assets............................................. $ 19,913.4 $ 6,691.9 $ 12,041.9 $ 1,179.6
                                                                       ========== ========= ========== =========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                                                       2016
                                                                       -------------------------------------
(Amounts in millions)                                                    Total   Level 1   Level 2  Level 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   954.7 $     -- $   954.7 $     --
          State and political subdivisions............................     624.0       --     624.0       --
          Non-U.S.government..........................................     169.0       --     169.0       --
          U.S. corporate:
             Utilities................................................   1,067.6       --     822.4    245.2
             Energy...................................................     614.9       --     562.8     52.1
             Finance and insurance....................................   1,167.0       --     985.4    181.6
             Consumer--non-cyclical...................................     885.9       --     857.2     28.7
             Technology and communications............................     528.5       --     528.5       --
             Industrial...............................................     245.7       --     245.7       --
             Capital goods............................................     534.8       --     503.3     31.5
             Consumer--cyclical.......................................     339.3       --     270.2     69.1
             Transportation...........................................     321.6       --     263.3     58.3
             Other....................................................     163.1       --      90.3     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,868.4       --   5,129.1    739.3
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     123.3       --      41.6     81.7
             Energy...................................................     246.7       --     193.8     52.9
             Finance and insurance....................................     399.5       --     354.6     44.9
             Consumer--non-cyclical...................................     133.6       --      88.3     45.3
             Technology and communications............................     188.9       --     176.4     12.5
             Industrial...............................................     189.8       --     173.5     16.3
             Capital goods............................................     118.3       --      69.3     49.0
             Consumer--cyclical.......................................      45.3       --      40.6      4.7
             Transportation...........................................     144.5       --     107.1     37.4
             Other....................................................     359.1       --     355.5      3.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,949.0       --   1,600.7    348.3
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,267.3       --   1,263.2      4.1
          Commercial mortgage-backed..................................     825.2       --     815.6      9.6
          Other asset-backed..........................................     752.1       --     699.2     52.9
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,409.7       --  11,255.5  1,154.2
                                                                       --------- -------- --------- --------
       Equity securities..............................................      53.3     30.1       7.4     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     259.1       --     259.1       --
          Derivative assets:
             Interest rate swaps......................................       0.2       --       0.2       --
             Equity index options.....................................      72.0       --        --     72.0
             Limited guarantee........................................       0.5       --        --      0.5
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      72.7       --       0.2     72.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      89.0       --      89.0       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     420.8       --     348.3     72.5
                                                                       --------- -------- --------- --------
    Reinsurance recoverable/(1)/......................................      13.3       --        --     13.3
    Separate account assets...........................................   6,704.4  6,704.4        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $19,601.5 $6,734.5 $11,611.2 $1,255.8
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                   Total realized and
                                                   unrealized gains
                                                       (losses)
                                        Beginning  ----------------
                                         balance   Included
                                          as of     in net                                                     Transfer
                                        January 1,  income   Included                                            into
(Amounts in millions)                      2017     (loss)    in OCI  Purchases  Sales  Issuances Settlements Level 3/(1)/
---------------------                   ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................  $  245.2   $   --    $ 6.6    $  6.0   $   --    $ --      $  (3.6)     $10.8
         Energy........................      52.1     (1.1)     0.6        --       --      --        (10.7)        --
         Finance and insurance.........     181.6       --      3.8      31.0     (7.0)     --        (23.8)       8.0
         Consumer--non-cyclical........      28.7       --      0.9        --       --      --           --         --
         Industrial....................        --       --      0.8      10.0       --      --           --         --
         Capital goods.................      31.5      0.2      1.2       4.0       --      --         (5.1)        --
         Consumer--cyclical............      69.1      0.1      3.1        --       --      --        (10.5)        --
         Transportation................      58.3       --      0.2        --       --      --         (1.8)        --
         Other.........................      72.8       --      1.2        --     (3.9)     --         (3.9)       4.1
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total U.S. corporate..........     739.3     (0.8)    18.4      51.0    (10.9)     --        (59.4)      22.9
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Non-U.S. corporate:
         Utilities.....................      81.7       --      1.5      10.0       --      --           --        0.8
         Energy........................      52.9       --      1.2        --       --      --         (0.3)        --
         Finance and insurance.........      44.9       --      0.4        --       --      --         (4.0)        --
         Consumer--non-cyclical........      45.3       --      1.1        --       --      --         (0.8)        --
         Technology and
          communications...............      12.5       --      0.6        --       --      --           --         --
         Industrial....................      16.3       --      0.7       4.0       --      --           --       10.7
         Capital goods.................      49.0       --      0.7       3.0       --      --           --         --
         Consumer--cyclical............       4.7       --     (0.1)       --       --      --         (0.7)        --
         Transportation................      37.4       --      0.5       6.0       --      --        (10.0)        --
         Other.........................       3.6     (1.5)     0.7        --     (1.9)     --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total non-U.S.
          corporate....................     348.3     (1.5)     7.3      23.0     (1.9)     --        (15.8)      11.5
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Residential mortgage-backed.........       4.1       --     (0.2)     15.1       --      --         (0.3)       4.9
   Commercial mortgage-backed..........       9.6     (0.9)     0.9      25.6       --      --           --         --
   Other asset-backed..................      52.9     (7.4)    10.1      27.8    (30.3)     --         (0.6)       4.0
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total fixed maturity securities.....   1,154.2    (10.6)    36.5     142.5    (43.1)     --        (76.1)      43.3
                                         --------   ------    -----    ------   ------    ----      -------      -----
Equity securities......................      15.8       --      0.1        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............      72.0     57.4       --      72.0       --      --       (121.9)        --
      Limited guarantee................       0.5      3.8       --        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
      Total derivative assets..........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total other invested assets.........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Reinsurance recoverable/(2)/...........      13.3     (3.9)      --        --       --     1.7           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Total Level 3 assets...................  $1,255.8   $ 46.7    $36.6    $214.5   $(43.1)   $1.7      $(198.0)     $43.3
                                         ========   ======    =====    ======   ======    ====      =======      =====

                                                                  Total gains
                                                                    (losses)
                                                                  included in
                                                        Ending     net income
                                                       balance       (loss)
                                         Transfer       as of     attributable
                                          out of     December 31,  to assets
(Amounts in millions)                   Level 3/(1)/     2017      still held
---------------------                   -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................   $ (28.7)     $  236.3      $  --
         Energy........................      (9.6)         31.3         --
         Finance and insurance.........        --         193.6       (0.2)
         Consumer--non-cyclical........     (15.9)         13.7         --
         Industrial....................     (10.8)           --         --
         Capital goods.................      (4.1)         27.7        0.1
         Consumer--cyclical............        --          61.8         --
         Transportation................     (21.7)         35.0         --
         Other.........................        --          70.3         --
                                          -------      --------      -----
         Total U.S. corporate..........     (90.8)        669.7       (0.1)
                                          -------      --------      -----
   Non-U.S. corporate:
         Utilities.....................     (10.7)         83.3         --
         Energy........................        --          53.8         --
         Finance and insurance.........     (10.3)         31.0         --
         Consumer--non-cyclical........        --          45.6         --
         Technology and
          communications...............        --          13.1         --
         Industrial....................      (4.2)         27.5         --
         Capital goods.................        --          52.7         --
         Consumer--cyclical............        --           3.9         --
         Transportation................      (5.3)         28.6         --
         Other.........................        --           0.9         --
                                          -------      --------      -----
         Total non-U.S.
          corporate....................     (30.5)        340.4         --
                                          -------      --------      -----
   Residential mortgage-backed.........      (9.0)         14.6         --
   Commercial mortgage-backed..........     (19.8)         15.4         --
   Other asset-backed..................     (27.8)         28.7         --
                                          -------      --------      -----
   Total fixed maturity securities.....    (177.9)      1,068.8       (0.1)
                                          -------      --------      -----
Equity securities......................        --          15.9         --
                                          -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............        --          79.5       36.3
      Limited guarantee................        --           4.3        3.8
                                          -------      --------      -----
      Total derivative assets..........        --          83.8       40.1
                                          -------      --------      -----
   Total other invested assets.........        --          83.8       40.1
                                          -------      --------      -----
Reinsurance recoverable/(2)/...........        --          11.1       (3.9)
                                          -------      --------      -----
Total Level 3 assets...................   $(177.9)     $1,179.6      $36.1
                                          =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2016     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................  $  203.3   $  --    $(1.7)   $ 57.5   $  (5.5)   $ --      $  (7.7)    $ 25.5
      Energy........................      72.2      --     (1.8)     10.0        --      --         (7.3)        --
      Finance and insurance.........     175.2     0.7     (2.1)     21.0      (5.0)     --         (8.1)      14.2
      Consumer--non-cyclical........      24.8      --      0.8       8.0      (4.9)     --           --         --
      Industrial....................       8.9     1.9      0.1        --        --      --        (10.9)        --
      Capital goods.................      35.8     0.4      0.7       8.7      (4.2)     --         (4.5)       0.7
      Consumer--cyclical............      86.5     1.8     (0.8)       --      (4.7)     --        (28.0)      14.3
      Transportation................      39.0      --     (2.4)     24.9        --      --         (3.2)        --
      Other.........................      68.8      --     (2.7)       --        --      --         (3.7)      14.0
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total U.S. corporate..........     714.5     4.8     (9.9)    130.1     (24.3)     --        (73.4)      68.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      65.9      --     (0.6)     21.5      (5.1)     --           --         --
      Energy........................      70.1      --      9.6        --     (16.0)     --        (10.8)        --
      Finance and insurance.........      55.9      --       --      10.0      (1.0)     --        (20.0)        --
      Consumer--non-cyclical........      35.4      --      1.5        --      (3.0)     --         (0.7)      12.1
      Technology and
       communications...............       7.5      --       --       7.0      (2.0)     --           --         --
      Industrial....................      30.0      --      2.1        --     (20.9)     --           --        5.1
      Capital goods.................      65.4      --      1.1        --        --      --         (1.9)        --
      Consumer--cyclical............       5.2      --      0.1        --        --      --         (0.6)        --
      Transportation................      23.6      --     (1.7)      6.0        --      --           --        9.5
      Other.........................      27.6    (2.4)     1.5        --     (13.2)     --         (0.4)        --
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total non-U.S. corporate......     386.6    (2.4)    13.6      44.5     (61.2)     --        (34.4)      26.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Residential mortgage-backed......      30.1    (0.1)     0.3        --      (9.1)     --         (3.7)        --
   Commercial mortgage-backed.......       5.6      --     (1.6)      0.1        --      --         (2.5)      11.1
   Other asset-backed...............     388.6    (1.3)    (0.4)       --      (1.3)     --         (3.1)      14.6
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,525.4     1.0      2.0     174.7     (95.9)     --       (117.1)     121.1
                                      --------   -----    -----    ------   -------    ----      -------     ------
Equity securities...................      15.8      --       --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      28.3    11.5       --      64.5     (32.3)     --           --         --
    Limited guarantee...............       3.8    (3.3)      --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
    Total derivative assets.........      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total other invested assets......      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      14.1    (2.6)      --        --        --     1.8           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Total Level 3 assets................  $1,587.4   $ 6.6    $ 2.0    $239.2   $(128.2)   $1.8      $(117.1)    $121.1
                                      ========   =====    =====    ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2016      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................   $ (26.2)     $  245.2      $  --
      Energy........................     (21.0)         52.1         --
      Finance and insurance.........     (14.3)        181.6        0.2
      Consumer--non-cyclical........        --          28.7         --
      Industrial....................        --            --         --
      Capital goods.................      (6.1)         31.5        0.1
      Consumer--cyclical............        --          69.1         --
      Transportation................        --          58.3         --
      Other.........................      (3.6)         72.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (71.2)        739.3        0.3
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          81.7         --
      Energy........................        --          52.9         --
      Finance and insurance.........        --          44.9         --
      Consumer--non-cyclical........        --          45.3         --
      Technology and
       communications...............        --          12.5         --
      Industrial....................        --          16.3         --
      Capital goods.................     (15.6)         49.0         --
      Consumer--cyclical............        --           4.7         --
      Transportation................        --          37.4         --
      Other.........................      (9.5)          3.6       (0.3)
                                       -------      --------      -----
      Total non-U.S. corporate......     (25.1)        348.3       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (13.4)          4.1         --
   Commercial mortgage-backed.......      (3.1)          9.6         --
   Other asset-backed...............    (344.2)         52.9         --
                                       -------      --------      -----
   Total fixed maturity securities..    (457.0)      1,154.2         --
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          72.0       12.5
    Limited guarantee...............        --           0.5       (3.3)
                                       -------      --------      -----
    Total derivative assets.........        --          72.5        9.2
                                       -------      --------      -----
   Total other invested assets......        --          72.5        9.2
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          13.3       (2.6)
                                       -------      --------      -----
Total Level 3 assets................   $(457.0)     $1,255.8      $ 6.6
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities. Most significantly, the majority of the transfers out of Level 3 related to a reclassification of collateralized loan obligation securities previously valued using a broker priced source to now being valued using third-party pricing services.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2015     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and politiical
    subdivisions....................  $    5.1   $   --   $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
      Utilities.....................     199.3       --     (3.2)     9.0        --      --         (1.8)        --
      Energy........................      83.8       --     (3.4)      --      (4.1)     --         (4.1)        --
      Finance and insurance.........     117.5      0.5     (1.9)    35.0        --      --         (4.5)      36.6
      Consumer--non-cyclical........      46.8       --      0.1       --        --      --        (12.0)        --
      Industrial....................        --       --     (0.1)     9.0        --      --           --         --
      Capital goods.................      32.3      0.1     (1.6)     7.8      (2.8)     --           --         --
      Consumer--cyclical............     124.2       --     (4.8)    20.0        --      --         (4.9)       0.5
      Transportation................      68.4       --     (0.4)      --        --      --        (17.5)        --
      Other.........................      72.8       --     (0.7)      --        --      --         (3.3)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total U.S. corporate..........     745.1      0.6    (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      76.4       --     (0.5)    10.0        --      --        (20.0)        --
      Energy........................     101.6     (0.3)    (6.1)      --      (4.7)     --        (20.4)        --
      Finance and insurance.........      78.1      2.4     (1.7)      --        --      --        (21.4)        --
      Consumer--non-cyclical........      39.1       --     (2.0)     9.0        --      --        (10.7)        --
      Technology and
       communications...............        --       --     (0.5)     8.0        --      --           --         --
      Industrial....................      50.3       --     (1.0)     1.0        --      --         (4.0)        --
      Capital goods.................      72.6       --     (2.2)      --        --      --         (5.0)        --
      Consumer--cyclical............      15.8       --     (0.4)      --        --      --           --       15.0
      Transportation................      31.9       --     (0.3)      --        --      --         (8.0)        --
      Other.........................      27.6       --      0.7       --        --      --         (0.7)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total non-U.S. corporate......     493.4      2.1    (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Residential mortgage-backed......      12.9     (0.2)    (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed.......       1.0       --     (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed...............     553.4     (1.1)     1.8     54.0    (172.4)     --        (75.9)      74.9
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,810.9      1.4    (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
Equity securities...................      15.9       --     (0.1)      --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      14.3    (23.1)      --     37.1        --      --           --         --
    Limited guarantee...............       5.2     (1.4)      --       --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total derivative assets.......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total other invested assets......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      10.9      1.2       --       --        --     2.0           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Total Level 3 assets................  $1,857.2   $(21.9)  $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                      ========   ======   ======   ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2015      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and politiical
    subdivisions....................   $  (5.1)     $     --      $  --
   U.S. corporate:
      Utilities.....................        --         203.3         --
      Energy........................        --          72.2         --
      Finance and insurance.........      (8.0)        175.2        0.5
      Consumer--non-cyclical........     (10.1)         24.8         --
      Industrial....................        --           8.9         --
      Capital goods.................        --          35.8        0.1
      Consumer--cyclical............     (48.5)         86.5         --
      Transportation................     (11.5)         39.0         --
      Other.........................        --          68.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (78.1)        714.5        0.6
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          65.9         --
      Energy........................        --          70.1       (0.3)
      Finance and insurance.........      (1.5)         55.9         --
      Consumer--non-cyclical........        --          35.4         --
      Technology and
       communications...............        --           7.5         --
      Industrial....................     (16.3)         30.0         --
      Capital goods.................        --          65.4         --
      Consumer--cyclical............     (25.2)          5.2         --
      Transportation................        --          23.6         --
      Other.........................        --          27.6         --
                                       -------      --------      -----
      Total non-U.S. corporate......     (43.0)        386.6       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed.......     (13.5)          5.6         --
   Other asset-backed...............     (46.1)        388.6       (1.6)
                                       -------      --------      -----
   Total fixed maturity securities..    (195.8)      1,525.4       (1.5)
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          28.3       (2.6)
    Limited guarantee...............        --           3.8       (1.4)
                                       -------      --------      -----
      Total derivative assets.......        --          32.1       (4.0)
                                       -------      --------      -----
   Total other invested assets......        --          32.1       (4.0)
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          14.1        1.2
                                       -------      --------      -----
Total Level 3 assets................   $(195.8)     $1,587.4      $(4.3)
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                   2017  2016  2015
---------------------                                                                  -----  ---- ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $(0.5) $4.7 $  4.1
   Net investment gains (losses)......................................................  47.2   1.9  (26.0)
                                                                                       -----  ---- ------
       Total.......................................................................... $46.7  $6.6 $(21.9)
                                                                                       =====  ==== ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $(0.1) $0.3 $  1.2
   Net investment gains (losses)......................................................  36.2   6.3   (5.5)
                                                                                       -----  ---- ------
       Total.......................................................................... $36.1  $6.6 $ (4.3)
                                                                                       =====  ==== ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following table presents a summary of the significant unobservable inputs used for certain asset fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                         Valuation
(Amounts in millions)                    technique    Fair value Unobservable input      Range      Weighted-average
---------------------                 --------------- ---------- ------------------ --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities..................... Internal models   $231.5     Credit spreads   63bps - 179bps       110bps
       Energy........................ Internal models      7.0     Credit spreads   75bps - 116bps       107bps
       Finance and insurance......... Internal models    177.0     Credit spreads   63bps - 196bps       135bps
       Consumer--non-cyclical........ Internal models     13.7     Credit spreads   97bps - 133bps       117bps
       Capital goods................. Internal models     27.7     Credit spreads   122bps - 183bps      146bps
       Consumer--cyclical............ Internal models     47.0     Credit spreads   75bps - 178bps       127bps
       Transportation................ Internal models     33.7     Credit spreads   57bps - 112bps        89bps
       Other......................... Internal models     61.7     Credit spreads    56bps - 89bps        64bps
                                                        ------
       Total U.S. corporate.......... Internal models   $599.3     Credit spreads   56bps - 196bps       114bps
--------------------------------------------------------------------------------------------------------------------
    Non-U.S. corporate:
       Utilities..................... Internal models   $ 83.3     Credit spreads    75bps - 138bps      104bps
       Energy........................ Internal models     44.3     Credit spreads    83bps - 130bps       95bps
       Finance and insurance......... Internal models     31.0     Credit spreads   91bps - 175bps       101bps
       Consumer--non-cyclical........ Internal models     34.1     Credit spreads   112bps - 135bps      128bps
       Technology and
        communications............... Internal models     13.1     Credit spreads   112bps - 213bps      157bps
       Industrial.................... Internal models     27.5     Credit spreads   94bps - 160bps       142bps
       Capital goods................. Internal models     38.2     Credit spreads   83bps - 172bps       110bps
       Consumer--cyclical............ Internal models      3.9     Credit spreads        83bps       Not applicable
       Transportation................ Internal models     18.8     Credit spreads   69bps - 178bps       103bps
       Other......................... Internal models      0.9     Credit spreads       217bps       Not applicable
                                                        ------
       Total non-U.S. corporate...... Internal models   $295.1     Credit spreads   69bps - 217bps       112bps
--------------------------------------------------------------------------------------------------------------------
    Derivative assets:
       Equity index options..........   Discounted                  Equity index
                                        cash flows      $ 79.5       volatility        6% - 30%            15%
--------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2017
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $215.6   $--    $ --   $215.6
       Fixed index annuity embedded derivatives........  416.4    --      --    416.4
       Indexed universal life embedded derivatives.....   14.1    --      --     14.1
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  646.1    --      --    646.1
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity return swaps.............................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $648.1   $--    $2.0   $646.1
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                     2016
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $261.0   $--    $ --   $261.0
       Fixed index annuity embedded derivatives........  341.0    --      --    341.0
       Indexed universal life embedded derivatives.....   11.5    --      --     11.5
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  613.5    --      --    613.5
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity index options............................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $614.6   $--    $1.1   $613.5
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                                balance   Included                                                                    balance
                                 as of     in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2017      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2017
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $261.0    $(71.5)   $--       $--     $--    $26.1      $  --      $--      $--       $215.6
    Fixed index annuity
     embedded
     derivatives..............    341.0      83.7     --        --      --       --       (8.3)      --       --        416.4
    Indexed universal life
     embedded
     derivatives..............     11.5      (7.5)    --        --      --     10.1         --       --       --         14.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
    Total policyholder
     account balances.........    613.5       4.7     --        --      --     36.2       (8.3)      --       --        646.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3 liabilities.....   $613.5    $  4.7    $--       $--     $--    $36.2      $(8.3)     $--      $--       $646.1
                                 ======    ======    ===       ===     ===    =====      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(69.3)
    Fixed index annuity
     embedded
     derivatives..............       83.7
    Indexed universal life
     embedded
     derivatives..............       (7.5)
                                   ------
    Total policyholder
     account balances.........        6.9
                                   ------
Total Level 3 liabilities.....     $  6.9
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                             Ending
                                balance   Included                                                                     balance
                                 as of     in net                                                  Transfer Transfer    as of
                               January 1, (income) Included                                          into    out of  December 31,
(Amounts in millions)             2016      loss    in OCI  Purchases Sales  Issuances Settlements Level 3  Level 3      2016
---------------------          ---------- -------- -------- --------- -----  --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $305.1    $(71.1)   $--      $ --    $  --    $27.0     $   --      $--      $--       $261.0
    Fixed index annuity
     embedded
     derivatives..............    338.6      22.0     --        --       --     10.3      (29.9)      --       --        341.0
    Indexed universal life
     embedded
     derivatives..............     10.0      (9.7)    --        --       --     11.2         --       --       --         11.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total policyholder
     account balances.........    653.7     (58.8)    --        --       --     48.5      (29.9)      --       --        613.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Derivative liabilities:
    Equity index options......      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total derivative
     liabilities..............      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Total Level 3 liabilities.....   $654.0    $(59.1)   $--      $0.1    $(0.1)   $48.5     $(29.9)     $--      $--       $613.5
                                 ======    ======    ===      ====    =====    =====     ======      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(65.8)
    Fixed index annuity
     embedded
     derivatives..............       22.0
    Indexed universal life
     embedded
     derivatives..............       (9.7)
                                   ------
    Total policyholder
     account balances.........      (53.5)
                                   ------
Derivative liabilities:
    Equity index options......         --
                                   ------
    Total derivative
     liabilities..............         --
                                   ------
Total Level 3 liabilities.....     $(53.5)
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                               balance as Included                                                                    balance
                                   of      in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2015      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2015
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $251.7    $22.8     $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives..............    270.2      7.1      --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal life
     embedded
     derivatives..............      6.7     (6.5)     --        --      --      9.8         --       --       --         10.0
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account balances.........    528.6     23.4      --        --      --    106.2       (4.5)      --       --        653.7
Derivative liabilities:
    Equity index options......       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total derivative
     liabilities..............       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3 liabilities.....   $528.6    $23.9     $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                                 ======    =====     ===       ===     ===   ======      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $26.3
    Fixed index annuity
     embedded
     derivatives..............       7.1
    Indexed universal life
     embedded
     derivatives..............      (6.5)
                                   -----
    Total policyholder
     account balances.........      26.9
Derivative liabilities:
    Equity index options......       0.5
                                   -----
    Total derivative
     liabilities..............       0.5
                                   -----
Total Level 3 liabilities.....     $27.4
                                   =====

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                       2017  2016   2015
---------------------                                                                       ---- ------  -----
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  4.7  (59.1)  23.9
                                                                                            ---- ------  -----
       Total............................................................................... $4.7 $(59.1) $23.9
                                                                                            ==== ======  =====
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  6.9  (53.5)  27.4
                                                                                            ---- ------  -----
       Total............................................................................... $6.9 $(53.5) $27.4
                                                                                            ==== ======  =====

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The following table presents a summary of the significant unobservable inputs used for certain liability fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                                 Valuation
(Amounts in millions)                            technique    Fair value  Unobservable input       Range     Weighted-average
---------------------                         --------------- ---------- --------------------- ------------- ----------------
Liabilities
    Policyholder account balances:
                                                                              Withdrawal
                                                                              utilization
                                                                                 rate            40% - 84%          65%
                                                                              Lapse rate         --% - 8%           4%
                                                                            Non-performance
                                                                         risk (credit spreads) 19bps - 83bps       65bps
       GMWB embedded                          Stochastic cash                Equity index
        derivatives/(1)/.....................   flow model      $215.6        volatility         13% - 24%          20%
-----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded            Option budget                Expected future
        derivatives..........................     method        $416.4     interest credited     --% - 2%           1%
-----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life embedded         Option budget                Expected future
        derivatives..........................     method        $ 14.1     interest credited      3% - 8%           5%
-----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) Variable Interest and Securitization Entities

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As a result of a clean-up call exercised on the securitization entities during 2016, we no longer have any exposure or guarantees associated with securitization entities as of December 31, 2017 and 2016.

   There has been no new asset securitization activity in 2017 or 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(16) Dividends and Capital Contributions

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2017, we are not able to distribute dividends in 2018 without obtaining regulatory approval. Based on statutory results as of December 31, 2017, we estimate our insurance subsidiaries could pay dividends of $6.0 million to us in 2018 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2018 at this level as they expect to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $36.2 million (none of which were deemed "extraordinary") and $80.4 million (none of which were deemed "extraordinary") during 2017 and 2016, respectively. Our life insurance subsidiaries did not pay any dividends during 2015.

   In 2015, we declared and paid cash dividends of $40.5 million to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry their excess of loss reinsurance agreements with The Canada Life Assurance Company and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   There was no impact from these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus as of December 31, 2017 and 2016. If permitted practices had not been used, no regulatory event would have been triggered.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   On March 23, 2018, River Lake IX and River Lake X were granted a new permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP effective January 1, 2018.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for GLAIC and our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                   Years ended December 31,
                                                                   ------------------------
(Amounts in millions)                                               2017     2016     2015
---------------------                                              ------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(32.7) $(276.2) $(284.5)
Captive life insurance subsidiaries...............................  (35.9)  (403.2)  (276.2)
                                                                   ------  -------  -------
   Combined statutory net loss.................................... $(68.6) $(679.4) $(560.7)
                                                                   ======  =======  =======

                                                                          As of December 31,
                                                                          -----------------
(Amounts in millions)                                                       2017      2016
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,348.6  $1,547.9

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed by us. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net loss and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $244.7 million and $274.1 million as of December 31, 2017 and 2016, respectively. Capital and surplus of our captive life reinsurance subsidiaries included surplus notes (non-recourse funding obligations) of Rivermont I as of December 31, 2017 and 2016, as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLAIC and our subsidiaries. As of December 31, 2017 and 2016, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 427% and 564% of the company action level as of December 31, 2017 and 2016, respectively.

   As of December 31, 2017 and 2016, we established $294.8 million and $65.2 million, respectively, of additional statutory reserves resulting from updates to our universal and term universal life insurance products with secondary guarantees. In addition, we currently expect to record approximately $94.8 million of additional statutory reserves in 2018.

   As a result of its year end 2017 assets adequacy analysis, GLICNY, our New York insurance affiliate for which we have an investment in accounted for under the equity method of accounting, recorded an additional $188.0 million of statutory reserves in 2017. While current actuarial assumptions may change in response to future experience, GLICNY currently expects to record approximately $302.0 million of additional statutory

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

reserves over the next two years. Among the current actuarial assumptions that may change is the amount of additional cash flow that may be recognized for asset adequacy analysis purposes attributable to certain pending rate increase requests filed with the New York State Department of Financial Services for its long-term care insurance business. Any future increases to reserves would impact our investment in GLICNY.

   Prior to its dissolution in 2016, River Lake IV also prepared financial statements in accordance with local regulatory requirements in Bermuda. Local statutory net income (loss) was $55.4 million and $(0.8) million for the years ended December 31, 2016 and 2015, respectively.

(18) Segment Information

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income (loss) represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2017:

                                                               U.S. Life           Corporate
(Amounts in millions)                                          Insurance   Runoff  and Other Consolidated
---------------------                                          ---------  -------- --------- ------------
Premiums...................................................... $   309.9  $    0.1  $    --   $   310.0
Net investment income.........................................     647.0      26.2      6.9       680.1
Net investment gains (losses).................................      10.1       8.1    (25.9)       (7.7)
Policy fees and other income..................................     583.3     125.2      4.5       713.0
                                                               ---------  --------  -------   ---------
   Total revenues.............................................   1,550.3     159.6    (14.5)    1,695.4
                                                               ---------  --------  -------   ---------
Benefits and other changes in policy reserves.................   1,087.7      20.1       --     1,107.8
Interest credited.............................................     275.1       5.2       --       280.3
Acquisition and operating expenses, net of deferrals..........     118.4      40.2      4.7       163.3
Amortization of deferred acquisition costs and intangibles....     195.9      26.7       --       222.6
Interest expense..............................................      12.8        --       --        12.8
                                                               ---------  --------  -------   ---------
   Total benefits and expenses................................   1,689.9      92.2      4.7     1,786.8
                                                               ---------  --------  -------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (139.6)     67.4    (19.2)      (91.4)
Provision (benefit) for income taxes..........................     (66.4)     18.9   (334.8)     (382.3)
                                                               ---------  --------  -------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (73.2)     48.5    315.6       290.9
Equity in net income of unconsolidated subsidiary.............        --        --     70.3        70.3
                                                               ---------  --------  -------   ---------
Net income (loss)............................................. $   (73.2) $   48.5  $ 385.9   $   361.2
                                                               =========  ========  =======   =========
Total assets.................................................. $23,990.8  $8,280.1  $ 871.7   $33,142.6
                                                               =========  ========  =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2016:

                                                               U.S. Life            Corporate
(Amounts in millions)                                          Insurance   Runoff   and Other Consolidated
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $    13.2  $    0.4  $     --   $    13.6
Net investment income.........................................     655.8      21.7       9.0       686.5
Net investment gains (losses).................................      52.0     (10.6)    (14.5)       26.9
Policy fees and other income..................................   1,310.2     129.4       4.6     1,444.2
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   2,031.2     140.9      (0.9)    2,171.2
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,062.4      36.0        --     1,098.4
Interest credited.............................................     299.9       5.5        --       305.4
Acquisition and operating expenses, net of deferrals..........     493.9      43.6       5.1       542.6
Amortization of deferred acquisition costs and intangibles....     264.9      33.9        --       298.8
Interest expense..............................................      39.4        --      (0.2)       39.2
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,160.5     119.0       4.9     2,284.4
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (129.3)     21.9      (5.8)     (113.2)
Provision (benefit) for income taxes..........................     (41.2)      2.8       3.8       (34.6)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (88.1)     19.1      (9.6)      (78.6)
Equity in net income of unconsolidated subsidiary.............        --        --      37.5        37.5
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $   (88.1) $   19.1  $   27.9   $   (41.1)
                                                               =========  ========  ========   =========
Total assets.................................................. $23,549.9  $8,459.5  $1,229.2   $33,238.6
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2015:

                                                               U.S. Life         Corporate
(Amounts in millions)                                          Insurance Runoff  and Other Consolidated
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  539.4  $  1.5    $  --     $  540.9
Net investment income.........................................    685.8    18.7      1.9        706.4
Net investment gains (losses).................................     (7.5)  (69.8)     2.5        (74.8)
Policy fess and other income..................................    653.4   146.3      4.4        804.1
                                                               --------  ------    -----     --------
   Total revenues.............................................  1,871.1    96.7      8.8      1,976.6
                                                               --------  ------    -----     --------
Benefits and other changes in policy reserves.................  1,159.8    36.0       --      1,195.8
Interest credited.............................................    313.3     5.6       --        318.9
Acquisition and operating expenses, net of deferrals..........    219.4    49.3      6.1        274.8
Amortization of deferred acquisition costs and intangibles....    633.5    36.6       --        670.1
Interest expense..............................................     94.4      --       --         94.4
                                                               --------  ------    -----     --------
   Total benefits and expenses................................  2,420.4   127.5      6.1      2,554.0
                                                               --------  ------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................   (549.3)  (30.8)     2.7       (577.4)
Benefit for income taxes......................................   (193.9)  (15.8)    (1.5)      (211.2)
                                                               --------  ------    -----     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................   (355.4)  (15.0)     4.2       (366.2)
Equity in net income of unconsolidated subsidiary.............       --      --     18.4         18.4
                                                               --------  ------    -----     --------
Net income (loss)............................................. $ (355.4) $(15.0)   $22.6     $ (347.8)
                                                               ========  ======    =====     ========

(19) Commitments and Contingencies

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted GLAIC's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

   The West Virginia treasurer's office sued GLIC, GLAIC as well as other life insurers licensed in West Virginia regarding alleged violations of unclaimed property requirements for West Virginia policies. GLIC and GLAIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, GLIC, GLAIC and GLICNY are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine GLAIC, GLIC and GLICNY and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   In April 2017, GLAIC was named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon GLAIC's termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by GLAIC in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by GLAIC for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming GLAIC as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (b) Commitments

   As of December 31, 2017, we were committed to fund $6.0 million in limited partnership investments and $29.5 million in private placement investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $244.8 million as of December 31, 2017.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            As of December 31,
                                            -------------------
                (Amounts in millions)         2017      2016
                ---------------------       --------- ---------
                Total assets............... $11,133.3 $11,762.3
                Total liabilities.......... $ 9,040.7 $ 9,813.3
                Total stockholders' equity. $ 2,092.6 $ 1,949.0

                                         Years ended December 31,
                                         ------------------------
                  (Amounts in millions)   2017     2016    2015
                  ---------------------   ------  ------  ------
                  Net investment income. $325.8   $326.8  $321.1
                  Total revenues........ $629.8   $635.2  $564.0
                  Net income............ $203.8   $108.7  $ 53.3

(21) Changes in Accumulated Other Comprehensive Income (Loss)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2017........    $242.1         $72.5     $314.6
      OCI before reclassifications.......      32.2           6.8       39.0
      Amounts reclassified from (to) OCI.      (4.2)         (1.4)      (5.6)
                                             ------         -----     ------
      Current period OCI.................      28.0           5.4       33.4
                                             ------         -----     ------
   Balances as of December 31, 2017......    $270.1         $77.9     $348.0
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2016........    $177.7         $68.3     $246.0
      OCI before reclassifications.......      64.2           6.0       70.2
      Amounts reclassified from (to) OCI.       0.2          (1.8)      (1.6)
                                             ------         -----     ------
      Current period OCI.................      64.4           4.2       68.6
                                             ------         -----     ------
   Balances as of December 31, 2016......    $242.1         $72.5     $314.6
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                             Net
                                          unrealized
                                          investment    Derivatives
                                            gains      qualifying as
  (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           Amount reclassified from accumulated
                                           other comprehensive income (loss)
                                           ------------------------------------
                                           Years ended December 31,                  Affected line item in the
                                           ------------------------------------       consolidated statements
(Amounts in millions)                       2017        2016        2015                   of operations
---------------------                        -----       -----       ------     -------------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $(6.5)      $ 0.3       $(10.3)         Net investment (gains) losses
   (Provision) benefit for income taxes...   2.3        (0.1)         3.6       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(4.2)      $ 0.2       $ (6.7)
                                             =====       =====       ======
Derivatives qualifying as hedges:
   Investment in unconsolidated                                                       Equity in net income of
     subsidiary........................... $(2.3)      $(2.7)      $ (0.9)           unconsolidated subsidiary
   (Provision) benefit for income taxes...   0.9         0.9          0.3       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(1.4)      $(1.8)      $ (0.6)
                                             =====       =====       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

(22) Sale of Business

   In 2016, Genworth completed the sale of its term life insurance new business platform to Pacific Life Insurance Company. The sale primarily included a building we owned in Lynchburg, Virginia and software. We received cash proceeds of $18.0 million and recorded a pre-tax gain of approximately
$1.0 million related to this sale.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a)  Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b)  Exhibits

 (1)(a)        Resolution of Board of Directors of The Life Insurance Company of
               Virginia authorizing the Establishment of Life of Virginia Separate
               Account 4. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (1)(a)(i)     Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
               & Annuity Separate Account 4. Previously filed on July 17, 1998 with
               Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name of GE Life and Annuity
               Assurance Company to Genworth Life and Annuity Insurance Company.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (1)(b)(i)     Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name GE Life & Annuity Separate
               Account 4 to Genworth Life & Annuity VA Separate Account 1.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (2)           Not Applicable.

 (3)(a)        Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
               2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
               Annuity Assurance Company, Registration No. 333-69786.

    (b)        Dealer Sales Agreement. Previously filed on December 12, 2001 with
               Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
               Assurance Company, Registration No. 333-69786.

 (4)(a)        Contract Form P1154 4/00. Previously filed on September 2, 2000 with
               Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

    (b)        Endorsements to Contract.

    (b)(i)     Terminal Illness Nursing Home Endorsement P5122 10/98. Previously
               filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)    IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334

    (b)(ii)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(d)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)        Reinsurance Agreement. Previously filed on April 30, 2004 with Post
            Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-62695.

 (7)(a)     Reinsurance Agreement. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

    (j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (s)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Prudential Series Fund. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (t)     Participation Agreement between Van Kampen Life Investment Trust and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (u)     [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
            November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Legg Mason Partners Variable Equity Trust.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (cc) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

    (dd) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and The Universal Institutional Funds, Inc.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (ee) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

    (ff) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life and Annuity Insurance Company. Previously filed on
         April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for
         Genworth Life & Annuity VA Separate Account 1, Registration No.
         333-31172.

    (gg) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
         Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)     Power of Attorney. Filed herewith.




Item 25.  Directors and Officers of the Depositor



David W. O'Leary          Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Michael T. McGarry        Senior Vice President and Chief Information Officer
Elena K. Edwards          Senior Vice President
Kelly L. Groh(1)          Senior Vice President
Vincent L. Bodnar         Senior Vice President
Lawrence M. Nisenson      Senior Vice President

Angela R. Simmons       Vice President and Controller
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Lisa J. Baldyga(1)      Treasurer



   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 9,706 owners of Qualified Contracts and 9,104 owners of Non-Qualified Contracts as of March 22, 2018.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer

       Name               Address        Positions and Offices with Underwriter
       ----                -------       --------------------------------------
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Lisa J. Baldyga..... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230




   (c)


                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable      11%     $37.6 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2018.



                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President



   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           Name                          Title                   Date
            ----                         -----                   ----

  /S/  DAVID W. O'LEARY*     Director, President and Chief  April 26, 2018
     David W. O'Leary          Executive Officer

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2018
    Thomas J. McInerney        Board and Senior Vice
                               President

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2018
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2018
    Gregory S. Karawan

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2018
     Jeffrey S. Wright         Chief Financial Officer

  /S/  ANGELA R. SIMMONS*    Vice President and Controller  April 26, 2018
     Angela R. Simmons



*By:  /S/  LANCE R. BERTHIAUME  , pursuant to Power of                 April 26, 2018
        Lance R. Berthiaume       Attorney executed on March 29, 2018.